COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
BONDS - 0.0%

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
$300,000		United States Treasury Note	1.750%	05/15/22	$296
		TOTAL U.S. TREASURY SECURITIES			296

		TOTAL GOVERNMENT BONDS			296
		(Cost $301)

		TOTAL BONDS			296
		(Cost $301)

EQUITY LINKED NOTES - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
70,600	*,j	Morgan Stanley BV	0.000	06/14/19	1,997
16,000	*,†,j	Morgan Stanley BV	0.000	07/11/19	671
		TOTAL DIVERSIFIED FINANCIALS			2,668

		TOTAL EQUITY LINKED NOTES			2,668
		(Cost $2,304)

SHARES		COMPANY
COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.4%
21,551	e	Adient plc	279
115,000		Aisan Industry Co Ltd	708
1,054,958		Aisin Seiki Co Ltd	37,766
90,300	*	Akebono Brake Industry Co Ltd	101
200,290	*	American Axle & Manufacturing Holdings, Inc	2,866
564,661		Apollo Tyres Ltd	1,813
1,069,495		Aptiv plc	85,014
41,713	e	ARB Corp Ltd	510
31,949		Asahi India Glass Ltd	120
291	*	Autoliv, Inc	21
1,625	e	Autoneum Holding AG.	187
1,652,500	g	BAIC Motor Corp Ltd	1,082
138,068		Bajaj Holdings and Investment Ltd	5,800
40,802		Balkrishna Industries Ltd	586
244,897		Bayerische Motoren Werke AG.	18,909
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,521		Bayerische Motoren Werke AG. (Preference)	$232
389,055		Bharat Forge Ltd	2,877
85,860		BorgWarner, Inc	3,298
9,345	*	Bosch Ltd	2,452
117,871	e	Brembo S.p.A	1,338
531,074		Bridgestone Corp	20,464
7,594,135		Brilliance China Automotive Holdings Ltd	7,543
6,100		BYD Co Ltd	49
574,562	e	BYD Co Ltd (H shares)	3,474
68,890		Ceat Ltd	1,113
383,000		Chaowei Power Holdings Ltd	145
1,209,251		Cheng Shin Rubber Industry Co Ltd	1,648
4,498,000	*	China First Capital Group Ltd	2,380
1,491,000		China Motor Corp	1,380
351,479		Cie Automotive S.A.	9,464
233,966		CIR-Compagnie Industriali Riunite S.p.A.	287
314,839		Compagnie Plastic-Omnium S.A.	8,388
117,144		Continental AG.	17,672
66,349		Cooper Tire & Rubber Co	1,983
38,629	*	Cooper-Standard Holding, Inc	1,814
35,155		Cub Elecparts, Inc	335
29,500		Daido Metal Co Ltd	189
26,100		Daikyonishikawa Corp	240
1,444,256		Daimler AG. (Registered)	84,754
1,003,138		Dana Holding Corp	17,796
316		Delphi Technologies plc	6
187,199		Denso Corp	7,314
53,000		Depo Auto Parts Ind Co Ltd	117
208,284	e,g	Dometic Group AB	1,639
2,536		Dong Ah Tire & Rubber Co Ltd	75
2,159,787		Dongfeng Motor Group Co Ltd	2,167
33,448	*	Dorman Products, Inc	2,946
4,546,500		Drb-Hicom BHD	2,122
70,300	e	Eagle Industry Co Ltd	770
21,168		EDAG Engineering Group AG.	380
18,483		ElringKlinger AG.	126
30,832	g	Endurance Technologies Ltd	516
22,579	*	Esmo Corp	120
123,382		Exedy Corp	2,680
322,239		Exide Industries Ltd	1,017
151,896		Faurecia	6,394
24,000		FCC Co Ltd	509
163,647		Ferrari NV	21,986
442,456	*	Fiat DaimlerChrysler Automobiles NV	6,608
13,258,778		Ford Motor Co	116,412
49,063		Ford Otomotiv Sanayi AS	430
98,973	*	Fox Factory Holding Corp	6,917
308,406		Fuji Heavy Industries Ltd	7,042
40,797		Futaba Industrial Co Ltd	202
13,500		Fuyao Glass Industry Group Co Ltd	49
463,200	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	1,558
19,440	*,e	Garrett Motion, Inc	286
6,980,202		Geely Automobile Holdings Ltd	13,395
6,062,000	*,†	General Motors Co	0
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
85,268,000	*,†,e	General Motors Co	$0
18,507,434	*,†	General Motors Co	0
40,684,487	*,†,e	General Motors Co	0
35,983,677	*,†	General Motors Co	0
26,439,191	*,†	General Motors Co	0
24,057,000	*,†	General Motors Co	0
722,689	*,†,e	General Motors Co	0
4,230,271	*,†,e	General Motors Co	0
7,950,000	*,†	General Motors Co	0
2,256,179		General Motors Co	83,704
192,957		Gentex Corp	3,990
42,897	*	Gentherm, Inc	1,581
100,748	e,g	Gestamp Automocion S.A.	582
39,496		Global & Yuasa Battery Co Ltd	1,608
451,643		Goodyear Tire & Rubber Co	8,197
2,582,989	e	Great Wall Motor Co Ltd	1,943
100,900	e	G-Tekt Corp	1,398
2,378,585		Guangzhou Automobile Group Co Ltd	2,815
97,171		GUD Holdings Ltd	824
24,783		Halla Holdings Corp	889
66,912		Hankook Tire Co Ltd	2,208
228,421		Hanon Systems	2,288
87,948		Harley-Davidson, Inc	3,136
45,104		Hero Honda Motors Ltd	1,662
1,491,130		Honda Motor Co Ltd	40,500
111,990		Hota Industrial Manufacturing Co Ltd	413
11,300		Huayu Automotive Systems Co Ltd	34
114,119		Hyundai Mobis	20,986
189,046		Hyundai Motor Co	19,932
41,634		Hyundai Motor Co Ltd (2nd Preference)	2,802
16,793		Hyundai Motor Co Ltd (Preference)	1,025
8,674		Hyundai Wia Corp	310
376,800		Ichikoh Industries Ltd	2,035
32,860		Indus Motor Co Ltd	305
633,371		Isuzu Motors Ltd	8,345
88,100		Kasai Kogyo Co Ltd	652
9,689		Kayaba Industry Co Ltd	238
267,200		Keihin Corp	4,386
331,455		Kenda Rubber Industrial Co Ltd	318
715,376		Kia Motors Corp	22,295
29,636		Koito Manufacturing Co Ltd	1,685
273,652	*,e	Kongsberg Automotive ASA	244
328,242		Kordsa Teknik Tekstil AS.	615
53,294	*	Kumho Tire Co, Inc	205
104,000	e	Launch Tech Co Ltd	94
29,832		LCI Industries, Inc	2,292
198,641		Lear Corp	26,958
23,209		Leoni AG.	453
77,080		Linamar Corp	2,764
407,419		Magna International, Inc	19,838
885,474		Mahindra & Mahindra Ltd	8,611
126,350	*	Mahindra CIE Automotive Ltd	428
235,500		Mahle-Metal Leve S.A. Industria e Comercio	1,462
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,339		Mando Corp	$438
110,830		Martinrea International, Inc	1,004
86,502		Maruti Suzuki India Ltd	8,328
476,131		Mazda Motor Corp	5,338
21,734		MGI Coutier	352
419,721		Michelin (C.G.D.E.) (Class B)	49,588
33,327		Minda Industries Ltd	157
675,681		Minth Group Ltd	2,131
12,900	e	Mitsuba Corp	73
528,568		Mitsubishi Motors Corp	2,816
643,070	*	Modine Manufacturing Co	8,919
666,559		Motherson Sumi Systems Ltd	1,441
24,844	*,e	Motorcar Parts of America, Inc	469
47,100		Musashi Seimitsu Industry Co Ltd	640
153,949		Nan Kang Rubber Tire Co Ltd	156
13,516		Nexen Corp	74
106,181		Nexen Tire Corp	928
838,000		Nexteer Automotive Group Ltd	1,038
605,223		NGK Spark Plug Co Ltd	11,273
262,400		NHK Spring Co Ltd	2,361
72,302	e	Nifco, Inc	1,846
2,900		Nihon Tokushu Toryo Co Ltd	30
112,100		Nippon Seiki Co Ltd	1,813
3,388,757	e	Nissan Motor Co Ltd	27,829
36,441		Nissan Shatai Co Ltd	316
22,900		Nissin Kogyo Co Ltd	288
50,996	e	NOK Corp	796
7,758		Nokian Renkaat Oyj	260
25,100		Pacific Industrial Co Ltd	354
1,516,106		Peugeot S.A.	36,995
98,307		Piaggio & C S.p.A.	240
16,000		Piolax Inc	309
317,125	*,g	Pirelli & C S.p.A	2,045
471,545		Porsche AG.	29,591
369,500		Press Kogyo Co Ltd	1,965
17,736,407		PT Astra International Tbk	9,107
1,188,000		Qingling Motors Co Ltd	332
1,295,511		Renault S.A.	85,656
4,500		Riken Corp	205
37,840		S&T Daewoo Co Ltd	1,288
26,174		SAF-Holland S.A.	300
61,100		SAIC Motor Corp Ltd	237
19,500	*,e	Sanden Corp	133
327,920		Sanyang Industry Co Ltd	215
9,899		Schaeffler AG.	81
18,022	*	Shiloh Industries, Inc	99
17,600	e	Shoei Co Ltd	753
355,700		Showa Corp	4,549
67,931		SL Corp	1,318
136,454		Spartan Motors, Inc	1,205
3,455,180		Sri Trang Agro-Industry PCL (Foreign)	1,396
179,347	*	Ssangyong Motor Co	807
26,434		Standard Motor Products, Inc	1,298
24,642		Stanley Electric Co Ltd	664
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
144,123	*	Stoneridge, Inc	$4,159
478,788		Sumitomo Electric Industries Ltd	6,369
62,140		Sumitomo Rubber Industries, Inc	746
26,900		Sundram Fasteners Ltd	220
22,693		Sungwoo Hitech Co Ltd	86
41,085		Superior Industries International, Inc	196
19,419		Suprajit Engineering Ltd	69
245,371		Suzuki Motor Corp	10,877
107,800		T RAD Co Ltd	2,068
14,100		Tachi-S Co Ltd	202
6,200		Taiho Kogyo Co Ltd	51
1,272,729	*	Tata Motors Ltd	3,202
12,000		Teikoku Piston Ring Co Ltd	229
59,347		Tenneco, Inc	1,315
194,012	*,e	Tesla, Inc	54,296
20,350		Thal Ltd	61
19,696		Thor Industries, Inc	1,228
5,570,000		Tianneng Power International Ltd	5,018
230,463		Tokai Rika Co Ltd	3,937
21,700		Tokai Rubber Industries, Inc	183
173,699		Tong Yang Industry Co Ltd	223
163,300	e	Topre Corp	3,058
27,830		Tower International, Inc	585
57,200		Toyo Tire & Rubber Co Ltd	650
32,615		Toyoda Gosei Co Ltd	692
54,600		Toyota Boshoku Corp	828
64,303		Toyota Industries Corp	3,231
4,384,875		Toyota Motor Corp	258,316
9,054		Trigano S.A.	706
28,800		TS Tech Co Ltd	831
90,062		Tube Investments of India Ltd	499
30,500		Tupy S.A.	141
146,200		UMW Holdings BHD	206
34,500		Unipres Corp	540
18,191		Valeo S.A.	528
291	*,e	Veoneer, Inc	7
13,106	*	Visteon Corp	883
84,995		Volkswagen AG.	13,857
24,221		Volkswagen AG. (Preference)	3,819
6,381		WABCO India Ltd	614
38,562		Winnebago Industries, Inc	1,201
3,955,247		Xingda International Holdings Ltd	1,245
1,810,785		Xinyi Glass Holdings Co Ltd	2,079
2,376,000	g	Yadea Group Holdings Ltd	842
88,662		Yamaha Motor Co Ltd	1,744
95,700		Yokohama Rubber Co Ltd	1,781
22,500		Yorozu Corp	295
470,000		Yulon Motor Co Ltd	297
		TOTAL AUTOMOBILES & COMPONENTS	1,563,964

BANKS - 7.0%
8,106		1st Constitution Bancorp	144
26,912		1st Source Corp	1,209
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
39,300		77 Bank Ltd	$549
32,142		Aareal Bank AG.	993
396,931	g	ABN AMRO Group NV (ADR)	8,949
1,081,430	e	Absa Group Ltd	11,445
3,648,263	*	Abu Dhabi Commercial Bank PJSC	9,425
9,492		ACNB Corp	351
75,219,649		Agricultural Bank of China	34,771
931,100		Agricultural Bank of China Ltd	517
2,764,307		AIB Group plc	12,439
3,600		Aichi Bank Ltd	112
2,206,635	*	Akbank TAS	2,513
7,400		Akita Bank Ltd	150
56,532		Aktia Bank OYJ	594
73,155	*	Alior Bank S.A.	1,140
16,518	*	Allegiance Bancshares, Inc	557
929,756		Alliance Financial Group BHD	933
1,112,468	*	Alpha Bank AE	1,544
315,270	*,†	Amagerbanken AS	0
16,331		Amalgamated Bank	256
11,044		American National Bankshares, Inc	386
50,125		Ameris Bancorp	1,722
11,001	*	Ames National Corp	302
3,908,938		AMMB Holdings BHD	4,371
9,400	e	Aomori Bank Ltd	249
52,193	e	Aozora Bank Ltd	1,290
16,477		Arrow Financial Corp	542
19,800	e	Aruhi Corp	395
1,777,660		Ashikaga Holdings Co Ltd	4,550
1,042,471		Associated Banc-Corp	22,257
103,980	*	Atlantic Capital Bancshares, Inc	1,854
168,695	g	AU Small Finance Bank Ltd	1,449
3,519	e	Auburn National Bancorporation, Inc	139
3,811,090		Australia & New Zealand Banking Group Ltd	70,483
19,444		Awa Bank Ltd	495
2,209,435	*	Axis Bank Ltd	24,759
70,752	*	Axos Financial, Inc	2,049
49,495	e	Banc of California, Inc	685
12,782,425		Banca Intesa S.p.A.	31,196
210,448	*,e	Banca Monte dei Paschi di Siena S.p.A	295
3,335,124		Banca Popolare dell’Emilia Romagna Scrl	13,648
894,184		Banca Popolare di Sondrio SCARL	2,449
30,372		Bancfirst Corp	1,584
610,565	e	Banche Popolari Unite Scpa	1,618
507,454		Banco ABC Brasil S.A.	2,469
2,218,039	*	Banco Bilbao Vizcaya Argentaria S.A.	12,673
891,404	*,e	Banco BPM S.p.A	1,847
1,278,130		Banco Bradesco S.A.	12,356
4,244,482		Banco Bradesco S.A. (Preference)	46,550
5,155,460	*	Banco Comercial Portugues S.A.	1,333
17,873,245		Banco de Chile	2,631
38,462	*	Banco de Credito e Inversiones	2,459
1,575,773		Banco de Oro Universal Bank	4,022
662,635		Banco de Sabadell S.A.	660
467,000	g	Banco del Bajio S.A.	928
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,934,132		Banco do Brasil S.A.	$24,067
1,172,800		Banco do Estado do Rio Grande do Sul	7,246
16,063,377	*,†	Banco Espirito Santo S.A.	180
83,200	g	Banco Inter S.A.	1,124
6,062,147		Banco Itau Holding Financeira S.A.	53,308
775,148		Banco Santander Brasil S.A.	8,705
51,042,339		Banco Santander Chile S.A.	3,840
1,397,969	e	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	1,911
14,622,369		Banco Santander S.A.	67,899
212,356		BanColombia S.A.	2,638
524,968		BanColombia S.A. (Preference)	6,653
117,818		BancorpSouth Bank	3,325
175,400		Bangkok Bank PCL (ADR)	1,145
1,359,000		Bangkok Bank PCL (Foreign)	9,261
435,600		Bank Alfalah Ltd	146
11,517		Bank Handlowy w Warszawie S.A.	203
304,786		Bank Hapoalim Ltd	2,026
643,798		Bank Leumi Le-Israel	4,218
452,547	*	Bank Millennium S.A.	1,055
32,522,300		Bank of America Corp	897,290
171,200		Bank of Beijing Co Ltd	158
134,100		Bank of China Ltd	75
125,110,572		Bank of China Ltd (Hong Kong)	56,859
16,567		Bank of Commerce Holdings	175
641,700		Bank of Communications Co Ltd	596
20,895,946		Bank of Communications Co Ltd (Hong Kong)	17,143
1,670,332		Bank of East Asia Ltd	5,430
58,888		Bank of Georgia Group plc	1,269
21,800		Bank of Hangzhou Co Ltd	28
20,689		Bank of Hawaii Corp	1,632
12,484,214		Bank of Ireland Group plc	74,506
8,700		Bank of Iwate Ltd	257
57,000		Bank of Jiangsu Co Ltd	60
326,655		Bank of Kaohsiung	103
408,684		Bank of Kyoto Ltd	17,112
24,461		Bank of Marin Bancorp	995
797,630		Bank of Montreal	59,681
6,099	e	Bank of Nagoya Ltd	197
160,000		Bank of Nanjing Co Ltd	188
100,700		Bank of Ningbo Co Ltd	318
1,321,727	e	Bank of Nova Scotia	70,362
447,496		Bank of NT Butterfield & Son Ltd	16,056
12,100		Bank of Okinawa Ltd	377
6,568		Bank of Princeton	208
503,818		Bank of Queensland Ltd	3,257
6,654		Bank of Saga Ltd	115
86,360		Bank of Shanghai Co Ltd	154
1,111,978		Bank of the Philippine Islands	1,785
34,600		Bank of the Ryukyus Ltd	353
207,681		Bank OZK	6,019
144,237		Bank Pekao S.A.	4,137
46,070,157		Bank Rakyat Indonesia	13,377
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,273		Bank Zachodni WBK S.A.	$2,709
4,264	*	Bank7 Corp	74
53,948		BankFinancial Corp	802
221,462		Bankia S.A.	574
238,915		Bankinter S.A.	1,821
157,426		BankUnited	5,258
8,216		Bankwell Financial Group, Inc	240
68,841		Banner Corp	3,729
2,436		Banque Cantonale Vaudoise	1,953
28,792		Bar Harbor Bankshares	745
2,657,018		Barclays plc	5,352
250,405	g	BAWAG Group AG.	11,064
14,580	*	Baycom Corp	330
572,456		BB&T Corp	26,636
17,664		BCB Bancorp, Inc	237
176,904		Bendigo Bank Ltd	1,217
95,047		Berkshire Hills Bancorp, Inc	2,589
76,638		Blue Hills Bancorp, Inc	1,832
923,309		BNP Paribas	43,939
6,961,833		BOC Hong Kong Holdings Ltd	28,891
45,461		BOK Financial Corp	3,707
274,641		Boston Private Financial Holdings, Inc	3,010
10,925		BRE Bank S.A.	1,210
22,282		Bridge Bancorp, Inc	653
43,189	*	Bridgewater Bancshares, Inc	445
165,782		Brookline Bancorp, Inc	2,387
24,280		Bryn Mawr Bank Corp	877
163,312		BS Financial Group, Inc	962
1,453	*	BSB Bancorp, Inc	48
11,116,687		Bumiputra-Commerce Holdings BHD	14,048
13,333	e	Business First Bancshares, Inc	327
23,823	*	Byline Bancorp, Inc	440
4,424		C&F Financial Corp	224
392,652		Cadence BanCorp	7,284
8,865,657	*	CaixaBank S.A.	27,724
4,660		Cambridge Bancorp	386
22,846		Camden National Corp	953
17,050		Can Fin Homes Ltd	86
416,761	e	Canadian Imperial Bank of Commerce	32,933
115,811	e	Canadian Western Bank	2,419
151,270		Canara Bank	636
8,377	*	Capital Bancorp, Inc	97
15,604		Capital City Bank Group, Inc	340
46,394		Capitec Bank Holdings Ltd	4,341
168,782		Capitol Federal Financial	2,253
9,946		Capstar Financial Holdings, Inc	144
33,792		Carolina Financial Corp	1,169
289,544		Cathay General Bancorp	9,818
6,904	e	CB Financial Services, Inc	164
25,540		CBTX, Inc	829
341,619		Centerstate Banks of Florida, Inc	8,134
335,517		Central Pacific Financial Corp	9,676
13,571		Central Valley Community Bancorp	265
3,446		Century Bancorp, Inc	252
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,511,545		Chang Hwa Commercial Bank	$2,104
215,679	g	Charter Court Financial Services Group plc	933
202,533		Chemical Financial Corp	8,336
4,277		Chemung Financial Corp	201
357,132		Chiba Bank Ltd	1,942
21,900		Chiba Kogyo Bank Ltd	59
31,305,481		China Citic Bank	19,962
28,700		China CITIC Bank Corp Ltd	27
139,792,359		China Construction Bank	119,993
231,500		China Construction Bank Corp	239
9,713,577		China Development Financial Holding Corp	3,251
65,300		China Everbright Bank Co Ltd	40
7,078,685		China Everbright Bank Co Ltd (Hong Kong)	3,352
4,598,896		China Merchants Bank Co Ltd	22,405
196,300		China Merchants Bank Co Ltd (Class A)	990
258,400		China Minsheng Banking Corp Ltd	244
6,127,671		China Minsheng Banking Corp Ltd (Hong Kong)	4,456
17,571,781		Chinatrust Financial Holding Co	11,669
146,000		Chong Hing Bank Ltd	270
2,699,584		Chongqing Rural Commercial Bank	1,562
94,800		Chugoku Bank Ltd	889
5,200		Chukyo Bank Ltd	107
220,308		CIT Group, Inc	10,568
5,831,489		Citigroup, Inc	362,835
14,722		Citizens & Northern Corp	369
4,101,214		Citizens Financial Group, Inc	133,289
19,357		City Holding Co	1,475
377,936		City Union Bank Ltd	1,118
22,051		Civista Bancshares, Inc	481
20,150		CNB Financial Corp	509
9,317	*	Coastal Financial Corp	158
12,549		Codorus Valley Bancorp, Inc	268
21,905	*,e	Collector AB	117
89,321		Columbia Banking System, Inc	2,920
62,811	*	Columbia Financial, Inc	984
26,213		Comdirect Bank AG.	297
266,138		Comerica, Inc	19,513
50,108		Commerce Bancshares, Inc	2,909
12,382		Commerce Union Bancshares, Inc	276
374,800	*	Commercial Bank of Qatar QSC	4,629
1,510,313		Commercial International Bank	5,944
1,503,390	*	Commerzbank AG.	11,655
1,539,075		Commonwealth Bank of Australia	77,252
61,983		Community Bank System, Inc	3,705
33,440		Community Bankers Trust Corp	245
5,882		Community Financial Corp	167
20,545		Community Trust Bancorp, Inc	844
688,229	e	Concordia Financial Group Ltd	2,661
244,856		ConnectOne Bancorp, Inc	4,824
67,718,559		Corpbanca S.A.	597
6,653		County Bancorp, Inc	117
85,541		Credicorp Ltd (NY)	20,526
4,734,307		Credit Agricole S.A.	57,162
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,594		Credito Emiliano S.p.A.	$262
3,988,352	*	Credito Valtellinese S.p.A	321
24,153		Cullen/Frost Bankers, Inc	2,345
90,578	*	Customers Bancorp, Inc	1,658
136,236		CVB Financial Corp	2,868
758,256		CYBG plc	1,960
5,646,074	*,†	Cyprus Popular Bank Public Co Ltd	63
714,827		Dah Sing Banking Group Ltd	1,344
96,708		Dah Sing Financial Holdings Ltd	508
125,150		Daishi Hokuetsu Financial Group, Inc	3,543
430,230		Danske Bank AS	7,562
1,437,266		DBS Group Holdings Ltd	26,829
592,384	g	Deutsche Pfandbriefbank AG.	7,268
249,879		Development Credit Bank Ltd	738
69,505		Dewan Housing Finance Corp Ltd	151
136,485		DGB Financial Group Co Ltd	983
39,919		Dime Community Bancshares	748
651,770		DNB NOR Holding ASA	12,005
86,112		Doha Bank QSC	505
4,146,393	*	Dubai Islamic Bank PJSC	5,537
8,811,276		E.Sun Financial Holding Co Ltd	6,800
74,984	*	Eagle Bancorp, Inc	3,764
408,991		East West Bancorp, Inc	19,619
424,100		EastWest Banking Corp	98
36,100		Ehime Bank Ltd	372
8,123	*	Entegra Financial Corp	182
13,020		Enterprise Bancorp, Inc	374
61,021		Enterprise Financial Services Corp	2,488
14,876		Equitable Group, Inc	721
18,841	*	Equity Bancshares, Inc	543
1,208,840	*	Erste Bank der Oesterreichischen Sparkassen AG.	44,429
8,499	*	Esquire Financial Holdings, Inc	193
13,027		ESSA Bancorp, Inc	201
673,650	*	Essent Group Ltd	29,270
996,161	*	Eurobank Ergasias S.A.	795
6,233		Evans Bancorp, Inc	222
1,271,625		Far Eastern International Bank	462
11,257	e	Farmers & Merchants Bancorp, Inc	339
44,601		Farmers National Banc Corp	615
22,392		FB Financial Corp	711
47,440		Federal Agricultural Mortgage Corp (Class C)	3,436
2,224,606		Federal Bank Ltd	3,095
4,176	e	Fidelity D&D Bancorp, Inc	247
35,170		Fidelity Southern Corp	963
965,368		Fifth Third Bancorp	24,347
29,514		Financial Institutions, Inc	802
330,638		FinecoBank Banca Fineco S.p.A	4,356
105,735		First Bancorp (NC)	3,675
824,126		First Bancorp (Puerto Rico)	9,444
13,993		First Bancorp, Inc	349
18,995		First Bancshares, Inc	587
19,508		First Bank	225
167,812		First Busey Corp	4,095
12,107		First Business Financial Services, Inc	242
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,582	e	First Choice Bancorp	$185
3,658		First Citizens Bancshares, Inc (Class A)	1,490
248,645		First Commonwealth Financial Corp	3,133
20,616		First Community Bancshares, Inc	683
8,072		First Community Corp	154
32,318		First Defiance Financial Corp	929
115,858		First Financial Bancorp	2,788
80,834		First Financial Bankshares, Inc	4,671
25,723		First Financial Corp	1,080
8,919,433		First Financial Holding Co Ltd	6,109
9,419		First Financial Northwest, Inc	148
97,666		First Foundation, Inc	1,325
6,697	e	First Guaranty Bancshares, Inc	137
138,058		First Hawaiian, Inc	3,596
552,296		First Horizon National Corp	7,721
192,741		First International Bank Of Israel Ltd	4,551
17,097		First Internet Bancorp	330
83,021		First Interstate Bancsystem, Inc	3,306
202,283		First Merchants Corp	7,454
16,892		First Mid-Illinois Bancshares, Inc	563
129,521		First Midwest Bancorp, Inc	2,650
22,794		First National Financial Corp	521
11,625		First Northwest Bancorp	181
66,656		First of Long Island Corp	1,462
49,393		First Republic Bank	4,962
2,721		First Savings Financial Group, Inc	147
10,238		First United Corp	177
36,133		Flagstar Bancorp, Inc	1,189
40,675		Flushing Financial Corp	892
129,423		FNB Corp	1,372
18,008		Franklin Financial Network, Inc	522
13,280		FS Bancorp, Inc	670
297,422		Fukuoka Financial Group, Inc	6,604
362,715		Fulton Financial Corp	5,615
2,440	*	FVCBankcorp, Inc	41
52,938	e	Genworth MI Canada, Inc	1,604
163,278	e	Genworth Mortgage Insurance Australia Ltd	278
25,130		German American Bancorp, Inc	739
105,413		Glacier Bancorp, Inc	4,224
14,687		Great Southern Bancorp, Inc	762
391,569		Great Western Bancorp, Inc	12,370
3,917	e	Greene County Bancorp, Inc	119
176,173		Gruh Finance Ltd	701
7,109,855		Grupo Aval Acciones y Valores	2,754
2,997,469		Grupo Financiero Banorte S.A. de C.V.	16,298
2,384,965	e	Grupo Financiero Inbursa S.A.	3,304
714,325		Grupo Security S.A.	290
400,000	e	Grupo Supervielle S.A. (ADR)	2,432
8,998		Guaranty Bancshares, Inc	263
236,400		Gunma Bank Ltd	896
336,700		Habib Bank Ltd	317
217,300		Hachijuni Bank Ltd	902
309,468		Hana Financial Group, Inc	9,936
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
332,730		Hancock Holding Co	$13,442
989,237		Hang Seng Bank Ltd	24,427
118,622		Hanmi Financial Corp	2,523
25,049	*	HarborOne Bancorp, Inc	431
40,511		HDFC Bank Ltd	1,359
36,385		Heartland Financial USA, Inc	1,552
271,556		Heritage Commerce Corp	3,286
44,967		Heritage Financial Corp	1,355
89,211		Hilltop Holdings, Inc	1,628
1,737		Hingham Institution for Savings	299
137,400		Hiroshima Bank Ltd	700
51,900		Hokkoku Bank Ltd	1,630
78,400		Hokuhoku Financial Group, Inc	817
9,977		Home Bancorp, Inc	332
451,112		Home Bancshares, Inc	7,926
79,776	*,e	Home Capital Group, Inc	940
30,628	*	HomeStreet, Inc	807
60,842		HomeTrust Bancshares, Inc	1,533
552,196		Hong Leong Bank BHD	2,750
194,656		Hong Leong Credit BHD	915
150,130		Hope Bancorp, Inc	1,964
109,562		Horizon Bancorp	1,763
1,956,984		Housing Development Finance Corp	55,584
15,508	*,e	Howard Bancorp, Inc	230
9,219,908		HSBC Holdings plc	74,920
5,234,725		Hua Nan Financial Holdings Co Ltd	3,297
173,100		Huaxia Bank Co Ltd	213
5,561,399		Huntington Bancshares, Inc	70,519
117,192		Hyakugo Bank Ltd	373
12,300		Hyakujushi Bank Ltd	255
195,037		IBERIABANK Corp	13,986
2,436,325		ICICI Bank Ltd	14,074
199,071		ICICI Bank Ltd (ADR)	2,281
7,995,224		IDFC Bank Ltd	6,401
9,716	*,e	Impac Mortgage Holdings, Inc	38
50,363		Independent Bank Corp (MA)	4,080
139,065		Independent Bank Corp (MI)	2,990
86,530		Independent Bank Group, Inc	4,438
48,795		Indian Bank	197
104,928,706		Industrial & Commercial Bank of China	77,058
177,600		Industrial & Commercial Bank of China Ltd	147
175,640		Industrial Bank Co Ltd	475
217,125		Industrial Bank of Korea	2,688
14,724,998		ING Groep NV	178,427
72,017		International Bancshares Corp	2,739
11,214	e	Investar Holding Corp	255
6,034,265		Investimentos Itau S.A. - PR	18,463
977,754		Investors Bancorp, Inc	11,586
541,290	*,†	Irish Bank Resolution Corp Ltd	0
4,639,807		Israel Discount Bank Ltd	16,079
138,700		Iyo Bank Ltd	734
145,900	*	Jammu & Kashmir Bank Ltd	113
457,574	e	Japan Post Bank Co Ltd	5,000
406,368		JB Financial Group Co Ltd	1,998
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
96,200		Jimoto Holdings Inc	$101
7,686,390		JPMorgan Chase & Co	778,093
18,555		Juroku Bank Ltd	377
40,348	e	Jyske Bank	1,560
168,940	e	Kansai Mirai Financial Group, Inc	1,205
724,794		Karnataka Bank Ltd	1,398
546,059		Karur Vysya Bank Ltd	563
200,000		Kasikornbank PCL NVDR	1,183
1,564,397		Kasikornbank PCL (Foreign)	9,281
437,195		KB Financial Group, Inc	16,177
162,259		KBC Groep NV	11,344
352,882		Kearny Financial Corp	4,542
96,100		Keiyo Bank Ltd	562
916,076		Keycorp	14,428
279,632		Kiatnakin Bank PCL (Foreign)	613
479,000		King’s Town Bank	498
44,200		Kiyo Bank Ltd	617
72,028		Komercni Banka AS	2,944
3,050,324		Krung Thai Bank PCL (Foreign)	1,847
203,600		Kyushu Financial Group, Inc	828
91,957		Lakeland Bancorp, Inc	1,373
98,034		Lakeland Financial Corp	4,433
59,342	e	Laurentian Bank of Canada	1,801
11,697		LCNB Corp	201
233,616		LegacyTexas Financial Group, Inc	8,735
9,807	*,e	LendingTree, Inc	3,448
6,643	e	Level One Bancorp, Inc	155
1,129,294	*	Liberbank S.A.	482
258,534		LIC Housing Finance Ltd	1,986
15,973		Liechtensteinische Landesbank AG.	1,118
32,524	e	Live Oak Bancshares, Inc	475
100,900,650		Lloyds TSB Group plc	81,747
22,643		Luther Burbank Corp	229
719,058		M&T Bank Corp	112,906
43,108		Macatawa Bank Corp	428
2,954,233		Malayan Banking BHD	6,713
1,067,101		Malaysia Building Society	250
7,559	*	Malvern Bancorp, Inc	152
309,760	*	Masraf Al Rayan	3,130
23,849		MBT Financial Corp	239
246,300		MCB Bank Ltd	344
6,527,327		Mediobanca S.p.A.	67,963
8,931,214		Mega Financial Holding Co Ltd	8,136
22,268		Mercantile Bank Corp	729
19,124		Merchants Bancorp	411
350,141		Meridian Bancorp, Inc	5,494
97,617		Meta Financial Group, Inc	1,921
56,320	*,e	Metro Bank plc	557
3,669,758		Metropolitan Bank & Trust	5,589
9,489	*	Metropolitan Bank Holding Corp	330
1,051,843	*	MGIC Investment Corp	13,874
5,183	e	Mid Penn Bancorp, Inc	127
3,774		Middlefield Banc Corp	156
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
42,017		Midland States Bancorp, Inc	$1,011
20,647	e	Midsouth Bancorp, Inc	236
14,101		MidWestOne Financial Group, Inc	384
5,565,664		Mitsubishi UFJ Financial Group, Inc	27,527
148,755		Mitsui Trust Holdings, Inc	5,346
9,700		Miyazaki Bank Ltd	243
32,419		Mizrahi Tefahot Bank Ltd	668
12,416,158		Mizuho Financial Group, Inc	19,214
7,789,065	g	Moneta Money Bank AS	26,891
138,406	*	Mr Cooper Group, Inc	1,327
15,768		Musashino Bank Ltd	315
9,153		MutualFirst Financial, Inc	274
11,523		MVB Financial Corp	176
13,892		Nanto Bank Ltd	260
2,006,748		National Australia Bank Ltd	36,058
228,935		National Bank Holdings Corp	7,614
2,362,251	*	National Bank of Abu Dhabi PJSC	9,826
455,558	e	National Bank of Canada	20,560
294,755	*	National Bank of Greece S.A.	516
314,500	*	National Bank Of Pakistan	90
9,292		National Bankshares, Inc	398
21,870	*	National Commerce Corp	858
53,202		NBT Bancorp, Inc	1,916
460,518	e	Nedbank Group Ltd	8,048
315,199		New York Community Bancorp, Inc	3,647
418,429	g	NIBC Holding NV	3,835
18,059	*	Nicolet Bankshares, Inc	1,076
215,560		Nishi-Nippon Financial Holdings, Inc	1,832
137,754	*	NMI Holdings, Inc	3,564
836,597	*,e	Nordea Bank Abp	6,371
150,100		North Pacific Bank Ltd	376
10,166		Northeast Bancorp	210
59,186		Northfield Bancorp, Inc	823
9,429		Northrim BanCorp, Inc	325
119,224		Northwest Bancshares, Inc	2,023
95,635	*	Norwegian Finans Holding ASA	744
7,891	e	Norwood Financial Corp	243
450,000	*,g	Nova Ljubljanska (GDR)	6,311
131,898	*	Nova Ljubljanska Banka dd (ADR)	1,805
10,020	e	Oak Valley Bancorp	177
746,000		O-Bank Co Ltd	190
155,911		OceanFirst Financial Corp	3,751
1,896	e	Oconee Federal Financial Corp	49
367	*	Ocwen Financial Corp	0	^
298,662		OFG Bancorp	5,911
19,600		Ogaki Kyoritsu Bank Ltd	408
4,285	e	Ohio Valley Banc Corp	155
7,800		Oita Bank Ltd	244
25,001		Old Line Bancshares, Inc	623
185,411		Old National Bancorp	3,041
59,078		Old Second Bancorp, Inc	744
876,673		OneSavings Bank plc	4,383
12,867		OP Bancorp	113
27,677		Opus Bank	548
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,218		Origin Bancorp, Inc	$1,029
67,689		Oritani Financial Corp	1,126
8,588		Orrstown Financial Services, Inc	160
322,216		OTP Bank	14,205
3,635,187		Oversea-Chinese Banking Corp	29,720
15,873		Pacific City Financial Corp	277
20,746	*	Pacific Mercantile Bancorp	158
53,963		Pacific Premier Bancorp, Inc	1,432
153,660		PacWest Bancorp	5,779
694,532		Paragon Group of Cos plc	3,942
16,081		Park National Corp	1,524
8,416		Parke Bancorp, Inc	176
22,541		PCSB Financial Corp	441
13,480	*	PDL Community Bancorp	188
74,762		Peapack Gladstone Financial Corp	1,960
6,055		Penns Woods Bancorp, Inc	249
25,881		PennyMac Financial Services, Inc	576
7,484	e	Peoples Bancorp of North Carolina, Inc	199
59,941		Peoples Bancorp, Inc	1,856
9,800	e	Peoples Financial Services Corp	443
224,669		People’s United Financial, Inc	3,694
20,564		People’s Utah Bancorp	542
4,065,840	*	Permanent TSB Group Holdings plc	5,875
2,554,190	*	Philippine National Bank	2,773
4,594,698		Ping An Bank Co Ltd	8,758
49,541		Pinnacle Financial Partners, Inc	2,710
142,281	*	Piraeus Bank S.A.	195
53,174	g	PNB Housing Finance Ltd	664
838,484		PNC Financial Services Group, Inc	102,848
382,359		Popular, Inc	19,932
4,669,000	g	Postal Savings Bank of China Co Ltd	2,673
778,437		Powszechna Kasa Oszczednosci Bank Polski S.A.	7,827
54,655		Preferred Bank	2,458
15,871		Premier Financial Bancorp, Inc	249
29,897		Prosperity Bancshares, Inc	2,065
4,425	*	Provident Bancorp, Inc	100
230,107		Provident Financial Services, Inc	5,957
12,215		Prudential Bancorp, Inc	212
51,789,200		PT Bank Bukopin Tbk	1,215
7,342,174		PT Bank Central Asia Tbk	14,327
1,982,007		PT Bank Danamon Indonesia Tbk	1,294
1,379,200		PT Bank Jabar Banten Tbk	195
45,909,291		PT Bank Mandiri Persero Tbk	24,091
6,757,819		PT Bank Negara Indonesia	4,473
27,912,800	*	PT Bank Pan Indonesia Tbk	2,819
12,569,800		PT Bank Pembangunan Daerah Jawa Timur Tbk	574
3,013,800		PT Bank Tabungan Negara Tbk	518
2,912,284		Public Bank BHD	16,534
100,913	*	Qatar Islamic Bank SAQ	4,206
575,408	*	Qatar National Bank	28,528
68,848		QCR Holdings, Inc	2,335
759,247		Radian Group, Inc	15,747
77,059		Raiffeisen International Bank Holding AG.	1,731
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,447		RBB Bancorp	$366
261,023	g	RBL Bank Ltd	2,561
1,174,200	e	Regional SAB de C.V.	5,923
1,090,617		Regions Financial Corp	15,432
73,569		Renasant Corp	2,490
13,028		Republic Bancorp, Inc (Class A)	583
53,914	*	Republic First Bancorp, Inc	283
3,350,455		Resona Holdings, Inc	14,514
2,484,677		RHB Capital BHD	3,473
23,779		Riverview Bancorp, Inc	174
5,200	*,†	Roskilde Bank	0
1,646,253		Royal Bank of Canada	124,200
2,136,853		Royal Bank of Scotland Group plc	6,881
40,207		S&T Bancorp, Inc	1,589
21,500		San ju San Financial Group, Inc	300
94,125		Sandy Spring Bancorp, Inc	2,944
78,300		San-In Godo Bank Ltd	562
8,542		SB One Bancorp	186
4,500,033	*	Sberbank of Russia (ADR)	59,310
57,181	*	Seacoast Banking Corp of Florida	1,507
183,350		Security Bank Corp	604
16,552	*	Select Bancorp, Inc	188
139,080		Senshu Ikeda Holdings, Inc	357
64,449		ServisFirst Bancshares, Inc	2,176
1,992,993		Seven Bank Ltd	5,892
2,905,000		Shanghai Commercial & Savings Bank Ltd	4,594
221,400		Shanghai Pudong Development Bank Co Ltd	371
140,000	e	Shiga Bank Ltd	3,340
16,900		Shikoku Bank Ltd	159
536,245		Shinhan Financial Group Co Ltd	19,912
267,557		Shinsei Bank Ltd	3,807
784,800		Shizuoka Bank Ltd	5,979
21,789		Shore Bancshares, Inc	325
16,729		SI Financial Group, Inc	216
551,700		Siam Commercial Bank PCL (ADR)	2,295
1,416,297		Siam Commercial Bank PCL (Foreign)	5,892
18,589		Sierra Bancorp	452
306,446		Signature Bank	39,247
113,989		Simmons First National Corp (Class A)	2,790
7,318,554		SinoPac Financial Holdings Co Ltd	2,711
46,210	g	Skandiabanken ASA	419
1,844,580	e	Skandinaviska Enskilda Banken AB (Class A)	15,979
16,083	*	SmartFinancial, Inc	304
380,902		Societe Generale	11,006
2,517,358		South Indian Bank Ltd	600
80,730		South State Corp	5,517
9,084	*	Southern First Bancshares, Inc	308
8,752		Southern Missouri Bancorp, Inc	270
57,217		Southern National Bancorp of Virginia, Inc	838
40,877		Southside Bancshares, Inc	1,358
46,781		Spar Nord Bank AS	410
20,414		Sparebank Oestlandet	195
319,954		SpareBank SR-Bank ASA	3,688
393,309		Sparebanken Midt-Norge	3,986
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
381,477		Sparebanken Nord-Norge	$2,819
12,970	*	Spirit of Texas Bancshares, Inc	275
1,553		St Galler Kantonalbank	714
2,015,837		Standard Bank Group Ltd	26,002
1,428,707		Standard Chartered plc	11,013
1,443,067	*	State Bank of India	6,674
47,208		Sterling Bancorp, Inc	479
138,619		Sterling Bancorp/DE	2,582
62,529		Stock Yards Bancorp, Inc	2,114
3,814,489		Sumitomo Mitsui Financial Group, Inc	133,578
14,811		Summit Financial Group, Inc	393
944,890		SunTrust Banks, Inc	55,985
104,900	e	Suruga Bank Ltd	487
66,823	*	SVB Financial Group	14,859
218,045	*,e	Svenska Handelsbanken AB	2,302
285,456	*,e	Swedbank AB (A Shares)	4,034
38,282	e	Sydbank AS	794
343,132		Synovus Financial Corp	11,790
1,351,847		Taichung Commercial Bank	500
7,311,699		Taishin Financial Holdings Co Ltd	3,336
3,721,815		Taiwan Business Bank	1,451
12,545,015		Taiwan Cooperative Financial Holding	7,943
635,657		TCF Financial Corp	13,152
385,652		TCS Group Holding plc (ADR)	6,841
8,574		Territorial Bancorp, Inc	231
18,998	*	Texas Capital Bancshares, Inc	1,037
16,507	*	Texcell-NetCom Co Ltd	275
176,562	e	TFS Financial Corp	2,908
2,254,700		Thanachart Capital PCL	3,874
333,962	*	The Bancorp, Inc	2,698
129,441	e	Timbercreek Financial Corp	909
8,636		Timberland Bancorp, Inc	242
296,180		Tisco Bank PCL	825
8,941,987		TMB Bank PCL (Foreign)	575
40,700		Tochigi Bank Ltd	86
103,400		Toho Bank Ltd	277
18,293	e	Tokyo TY Financial Group, Inc	259
173,200		Tomony Holdings, Inc	659
18,078		Tompkins Trustco, Inc	1,375
2,617,448		Toronto-Dominion Bank	142,042
51,800		Towa Bank Ltd	334
78,768		TowneBank	1,949
65,215		Trico Bancshares	2,562
139,690	*	Tristate Capital Holdings, Inc	2,854
68,231	*	Triumph Bancorp, Inc	2,005
117,845		Trustco Bank Corp NY	914
83,208		Trustmark Corp	2,798
6,464,659		Turkiye Garanti Bankasi AS	9,725
508,498		Turkiye Halk Bankasi AS	584
3,629,207		Turkiye Is Bankasi (Series C)	3,599
11,316,703		Turkiye Sinai Kalkinma Bankasi AS	1,549
149,609		UMB Financial Corp	9,581
382,485		Umpqua Holdings Corp	6,311
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
494,238	g	Unicaja Banco S.A.	$532
3,804,722	e	UniCredit S.p.A.	48,874
118,783	*	Union Bank of India	164
117,356		Union Bankshares Corp	3,794
5,280	e	Union Bankshares, Inc	239
329,700		United Bank Ltd	327
126,189		United Bankshares, Inc	4,573
332,066		United Community Banks, Inc	8,278
124,757		United Community Financial Corp	1,166
111,162		United Financial Bancorp, Inc (New)	1,595
1,887,714		United Overseas Bank Ltd	35,220
21,630		United Security Bancshares	229
10,182		Unity Bancorp, Inc	192
100,780		Univest Corp of Pennsylvania	2,465
4,979,300		US Bancorp	239,952
13,521		Valiant Holding	1,555
397,345		Valley National Bancorp	3,807
341,597		Van Lanschot Kempen NV (ADR)	7,759
134,194		Veritex Holdings, Inc	3,250
113,364	*	Vijaya Bank	210
108,402		VTB Bank	124
4,215,097		VTB Bank OJSC (GDR)	4,814
167,568		Walker & Dunlop, Inc	8,531
98,361		Washington Federal, Inc	2,842
24,669		Washington Trust Bancorp, Inc	1,188
59,175		Waterstone Financial, Inc	974
36,122		Webster Financial Corp	1,830
13,754,838		Wells Fargo & Co	664,634
62,528		WesBanco, Inc	2,485
24,053		West Bancorporation, Inc	497
32,255		Westamerica Bancorporation	1,993
485,766	*	Western Alliance Bancorp	19,936
31,904		Western New England Bancorp, Inc	294
3,291,480		Westpac Banking Corp	60,673
247,637		Wintrust Financial Corp	16,673
544,860		Woori Financial Group, Inc	6,600
281,087		WSFS Financial Corp	10,850
12,600		Yamagata Bank Ltd	224
69,192		Yamaguchi Financial Group, Inc	587
14,800		Yamanashi Chuo Bank Ltd	184
15,327,445		Yes Bank Ltd	60,743
2,070,294		Zions Bancorporation	94,013
		TOTAL BANKS	8,035,126

CAPITAL GOODS - 7.5%
1,034,830		3M Co	215,017
278,730		A.O. Smith Corp	14,862
79,754		Aalberts Industries NV	2,761
49,770		Aaon, Inc	2,298
55,338		AAR Corp	1,799
2,124,634		ABB Ltd	39,931
1,954,067		Aboitiz Equity Ventures, Inc	2,195
189,000		AcBel Polytech, Inc	128
318,021		ACS Actividades Construccion y Servicios S.A.	13,981
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
76,290		Actuant Corp (Class A)	$1,859
19,891		Acuity Brands, Inc	2,387
546,088		Adani Enterprises Ltd	1,155
996,500		Advan Co Ltd	9,185
215,350		Advanced Drainage Systems, Inc	5,550
58,300		AECC Aviation Power Co Ltd	229
327,485	*	Aecom Technology Corp	9,716
106,935		Aecon Group, Inc	1,396
50,696	*	Aegion Corp	891
186,637	*	AerCap Holdings NV	8,686
88,755	*	Aerojet Rocketdyne Holdings, Inc	3,153
25,554	*	Aerovironment, Inc	1,748
26,265	*,e	AFG Arbonia-Forster Hldg	271
24,218		AG Growth International Inc	1,128
40,168		AGCO Corp	2,794
48,629		AIA Engineering Ltd	1,260
28,799		Aica Kogyo Co Ltd	963
16,400		Aichi Corp	104
24,800		Aida Engineering Ltd	179
182,455		Air Lease Corp	6,267
1,243,090		Airbus SE	164,754
198,254		Aircastle Ltd	4,013
105,000		Airtac International Group	1,365
11,743		Alamo Group, Inc	1,174
184,635		Albany International Corp (Class A)	13,218
209,656		Alfa Laval AB	4,818
5,181,014	e	Alfa S.A. de C.V. (Class A)	5,507
29,957	e,g	Alimak Group AB	427
255,906		Allegion plc	23,213
22,428,883		Alliance Global Group, Inc	6,907
27,248		Allied Motion Technologies, Inc	937
641,328		Allison Transmission Holdings, Inc	28,808
23,933		Alstom Projects India Ltd	280
132,322		Alstom RGPT	5,738
70,653		Alstom T&D India Ltd	281
206,384		Altra Holdings, Inc	6,408
202,024		Amada Co Ltd	2,005
25,611	*	Ameresco, Inc	414
17,790	*	American Woodmark Corp	1,470
238,625		Ametek, Inc	19,799
4,816	*	Andritz AG.	207
14,200		Anest Iwata Corp	125
35,027		Apogee Enterprises, Inc	1,313
205,034		Applied Industrial Technologies, Inc	12,193
11,653	*	Aprogen KIC, Inc	28
436,699		Arabtec Holding Co	254
41,570		Arcadis NV	647
1,214,616		Arconic, Inc	23,211
187,116		Arcosa, Inc	5,716
19,247		Argan, Inc	961
294,872	*	Armstrong Flooring, Inc	4,010
103,410		Armstrong World Industries, Inc	8,213
23,300		Asahi Diamond Industrial Co Ltd	161
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
195,706		Asahi Glass Co Ltd	$6,874
286,208		Aselsan Elektronik Sanayi Ve Ticaret AS	1,095
772,544		Ashok Leyland Ltd	1,017
40,954		Ashoka Buildcon Ltd	75
1,861,343		Ashtead Group plc	44,997
1,787,985		Assa Abloy AB	38,589
57,699		Astec Industries, Inc	2,179
55,128		Astral Polytechnik Ltd	924
25,073	*	Astronics Corp	820
829,516		Asunaro Aoki Construction Co Ltd	7,343
611,470	*	Atkore International Group, Inc	13,165
70,157		Atlas Copco AB (A Shares)	1,887
24,639	e	Atlas Copco AB (B Shares)	611
98,256	*	ATS Automation Tooling Systems, Inc	1,444
7,098	g	Aumann AG.	224
1,803,008		Austal Ltd	2,883
83,900		AVIC Aircraft Co Ltd	213
12,400	*	AVIC Shenyang Aircraft Co Ltd	60
1,824,019		AviChina Industry & Technology Co	1,166
87,346	*	Axon Enterprise, Inc	4,752
219,257		AZZ, Inc	8,974
48,831	e	Badger Daylighting Ltd	1,484
4,016,146		BAE Systems plc	25,245
641,620		Balfour Beatty plc	2,192
211,259	*,e	Ballard Power Systems, Inc	640
72,100		Bando Chemical Industries Ltd	693
100,000	*	Baoye Group Co Ltd	64
243,770		Barloworld Ltd	2,159
190,608		Barnes Group, Inc	9,799
7,813		BayWa AG.	223
84,195	*	Beacon Roofing Supply, Inc	2,708
183,000	g	Beijing Urban Construction Design & Development Group Co Ltd	75
1,156,837	*	Berjaya Corp BHD	77
667,000		BES Engineering Corp	175
201,088		Besalco S.A.	186
16,306		BGF Co Ltd	118
6,113,936		Bharat Electronics Ltd	8,227
269,391		Bidvest Group Ltd	3,628
26,185		Biesse S.p.A.	570
2,101,656		Bizlink Holdings Inc	14,469
19,697	*,e	Blue Bird Corp	333
13,935		Blue Star Ltd	136
13,019	*,e	BlueLinx Holdings, Inc	347
304,245	*	BMC Stock Holdings, Inc	5,376
4,743		Bobst Group AG.	287
228,500	g	BOC Aviation Ltd	1,865
199,433		Bodycote plc	2,140
1,529,468		Boeing Co	583,370
2,030,587	*	Bombardier, Inc	3,905
52,804		Boskalis Westminster	1,367
6,124		Bossard Holding AG.	942
264,699		Bouygues S.A.	9,463
24,679		Brenntag AG.	1,269
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
55,745		Briggs & Stratton Corp	$659
340,000		Brighton-Best International Taiwan, Inc	394
7,159		Bucher Industries AG.	2,396
22,264		Budimex S.A.	858
17,842		Bufab AB	188
272,180	*	Builders FirstSource, Inc	3,631
268,500		Bunka Shutter Co Ltd	1,949
357,310		Bunzl plc	11,793
21,413		Burckhardt Compression Holding AG.	5,830
2,880		Burkhalter Holding AG.	200
62,584	e	BWX Technologies, Inc	3,103
255,676		CAE, Inc	5,665
41,296	e	Caesarstone Sdot-Yam Ltd	645
24,141	*	CAI International, Inc	560
23,527		Carbone Lorraine	760
23,441		Carborundum Universal Ltd	139
27,294	e	Cargotec Corp (B Shares)	1,007
57,250		Carlisle Cos, Inc	7,020
1,357,172		Caterpillar, Inc	183,883
155,800		Central Glass Co Ltd	3,431
2,492		Cera Sanitaryware Ltd	111
151,725		CH Karnchang PCL	120
39,367	*	Chart Industries, Inc	3,564
229,324		Cheil Industries, Inc	21,654
163,687		Chemring Group plc	296
414,844		Chicony Power Technology Co Ltd	769
1,040,000		China Aircraft Leasing Group Holdings Ltd	1,221
48,700		China Avionics Systems Co Ltd	121
68,000		China Communications Construction Co Ltd	126
3,739,192		China Communications Construction Co Ltd (Hong Kong)	3,875
1,666,500		China Conch Venture Holdings Ltd	5,968
228,375		China Fangda Group Co Ltd	125
93,100		China Gezhouba Group Co Ltd	100
259,000	e	China High Speed Transmission Equipment Group Co Ltd	226
73,600		China International Marine Containers Group Co Ltd	163
175,500		China National Chemical Engineering Co Ltd	169
6,449,943		China Railway Construction Corp	8,466
145,600		China Railway Construction Corp Ltd	249
3,378,127		China Railway Group Ltd	3,084
82,600		China Shipbuilding Industry Co Ltd	72
188,080		China Singyes Solar Technologies Holdings Ltd	24
28,700		China Spacesat Co Ltd	107
703,260		China State Construction Engineering Corp Ltd	639
1,622,685		China State Construction International Holdings Ltd	1,523
112,568		China Yuchai International Ltd	1,784
121,900	e	Chiyoda Corp	291
15,400		Chiyoda Integre Co Ltd	286
16,900		Chudenko Corp	345
615,375		Chung Hsin Electric & Machinery Manufacturing Corp	413
421,075		CIMIC Group Ltd	14,464
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,428	*	CIRCOR International, Inc	$633
9,285,796		Citic Pacific Ltd	13,882
1,671,000		Citic Resources Holdings Ltd	156
11,091		CJ Corp	1,218
1,833	*	CJ Corp (Preference)	59
3,745,928		CK Hutchison Holdings Ltd	39,390
34,400		CKD Corp	312
5,601,782		CNH Industrial NV	57,075
4,999,841	e	CNH Industrial NV (NYSE)	50,998
1,403,740	*	Cobham plc	2,019
17,099	g	Cochin Shipyard Ltd	97
337,285	*	Colfax Corp	10,011
86,820		Columbus McKinnon Corp	2,982
329,907		Comfort Systems USA, Inc	17,284
45,700	*	Commercial Vehicle Group, Inc	351
1,477,631		Compagnie de Saint-Gobain	53,577
16,242		Compagnie d’Entreprises CFE	1,511
180,500		COMSYS Holdings Corp	4,931
61,438		Construcciones y Auxiliar de Ferrocarriles S.A.	2,954
46,105	*	Continental Building Products Inc	1,143
1,535,450		Continental Engineering Corp	788
2,985		Conzzeta AG.	2,339
606,200	*,e	Cosco Corp Singapore Ltd	150
9,185	e	Cosel Co Ltd	97
240,914		Costain Group plc	1,051
127,975	e	Cramo Oyj (Series B)	2,517
25,567		Crane Co	2,163
192,522	*	Crompton Greaves Ltd	119
3,574,321		CRRC Corp Ltd	3,372
178,300		CRRC Corp Ltd (Class A)	241
2,882		CS Wind Corp	97
120,746	*	CSBC Corp Taiwan	111
37,270	*	CSW Industrials, Inc	2,135
1,902,000		CTCI Corp	2,964
37,664		Cubic Corp	2,118
74,386		Cummins, Inc	11,743
138,798		Curtiss-Wright Corp	15,731
25,519		Daelim Industrial Co	2,167
4,435		Daetwyler Holding AG.	656
143,951	*	Daewoo Engineering & Construction Co Ltd	645
41,776		Daewoo International Corp	655
27,229	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	672
27,500		Dai-Dan Co Ltd	639
138,293	e	Daifuku Co Ltd	7,234
9,628	e	Daihen Corp	248
26,900		Daiho Corp	788
23,500		Daiichi Jitsugyo Co Ltd	680
215,450		Daikin Industries Ltd	25,325
16,800		Daiwa Industries Ltd	172
6,108		Danieli & Co S.p.A.	122
21,030		Danieli & Co S.p.A. (RSP)	304
3,226		Dassault Aviation S.A.	4,759
91,100		DCC plc	7,882
1,421,835		Deere & Co	227,266
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,900		Denyo Co Ltd	$98
589,755		Deutz AG.	4,948
72,176	g	Dilip Buildcon Ltd	669
310,728		Diploma plc	5,908
111,094	*,e	DIRTT Environmental Solutions	707
16,833		DMC Global, Inc	836
4,132,480		DMCI Holdings, Inc	944
18,184		DMG Mori AG.	880
4,616,925	*	Dogan Sirketler Grubu Holdings	947
67,139		Donaldson Co, Inc	3,361
37,840		Doosan Bobcat, Inc	1,031
42,413	*,e	Doosan Heavy Industries and Construction Co Ltd	251
117,188	*,e	Doosan Infracore Co Ltd	729
27,462		Douglas Dynamics, Inc	1,045
779,778		Dover Corp	73,143
392,953	*,†	Drake & Scull International PJSC	30
190,575	*,e	Drone Delivery Canada Corp	165
1,296,794		Dubai Investments PJSC	484
48,798	*	Ducommun, Inc	2,124
46,119		Duerr AG.	1,811
65,824	*	DXP Enterprises, Inc	2,562
37,201	*	Dycom Industries, Inc	1,709
658,300		Dynasty Ceramic PCL	45
7,585		Eastern Co	209
1,704,633		Eaton Corp	137,325
54,865		Ebara Corp	1,553
12,135		Eicher Motors Ltd	3,598
67,047		Eiffage S.A.	6,445
18,571		Elbit Systems Ltd	2,406
22,857		Elco Holdings Ltd	431
1,225		Electra Israel Ltd	311
787,785		ElSwedy Cables Holding Co	707
73,149	*,e,g	Eltel AB	136
354,452		EMCOR Group, Inc	25,903
2,101,625	*	Emeco Holdings Ltd	2,887
506,883		Emerson Electric Co	34,706
904,126		Empresa Brasileira de Aeronautica S.A.	4,260
73,633		Encore Wire Corp	4,213
29,978	*,e	Energous Corp	190
53,701	*,e	Energy Recovery, Inc	469
67,760		EnerSys	4,415
72,524		Engineers India Ltd	123
100,234	*,e	Enphase Energy, Inc	925
33,338		EnPro Industries, Inc	2,149
418,000		Enric Energy Equipment Holdings Ltd	430
406,320	*	Epiroc AB	3,893
193,394	*	Epiroc AB (Class A)	1,953
66,895		ESCO Technologies, Inc	4,484
158,315		Escorts Ltd	1,819
5,200	e	EVI Industries, Inc	198
93,716	*,e	Evoqua Water Technologies Corp	1,179
33,333		Exco Technologies Ltd	236
11,264	e	FACC AG.	164
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
474,412		Famur S.A.	$576
18,700		Fangda Carbon New Material Co Ltd	63
74,277		Fanuc Ltd	12,702
2,909,517		Far Eastern Textile Co Ltd	2,880
539,023		Fastenal Co	34,665
614,038		Federal Signal Corp	15,959
21,024		Feelux Co Ltd	165
1,046	e	Feintool International Holding AG.	71
94,256		Ferguson plc	6,003
559,590		Ferrovial S.A.	13,113
3,974	*,e	FIGEAC-AERO	54
281,163	e	Fincantieri S.p.A	346
252,152		Finmeccanica S.p.A.	2,937
175,078		Finning International, Inc	3,113
35,882		Finolex Cables Ltd	246
264,000	*	First Tractor Co	69
52,856		Flowserve Corp	2,386
24,833	e	FLSmidth & Co AS	1,074
28,121		Fluidra S.A.	323
259,577		Fluor Corp	9,552
135,914	*	Fomento de Construcciones y Contratas S.A.	1,775
889,978		Fortive Corp	74,660
270,676		Fortune Brands Home & Security, Inc	12,887
2,520,124	e	Fosun International	4,282
133,739	*	Foundation Building Materials, Inc	1,316
56,337		Franklin Electric Co, Inc	2,878
28,701	*	Freightcar America, Inc	177
25,630		Fudo Tetra Corp	334
20,807		Fuji Electric Holdings Co Ltd	592
368,692		Fuji Machine Manufacturing Co Ltd	4,924
151,078		Fujikura Ltd	571
36,400		Fujitec Co Ltd	404
27,100		Fukuda Corp	1,033
7,000		Fukushima Industries Corp	225
6,512,500	e	Fullshare Holdings Ltd	872
25,700		Furukawa Co Ltd	324
47,400		Furukawa Electric Co Ltd	1,200
18,719	e	Futaba Corp/Chiba	285
77,222		Galliford Try plc	671
3,387,803		Gamuda BHD	2,397
78,353	*	Gardner Denver Holdings, Inc	2,179
86,663	*	Gates Industrial Corp plc	1,243
46,691		GATX Corp	3,566
43,478		Gayatri Projects Ltd	101
726,837		GEA Group AG.	19,050
3,697		Geberit AG.	1,512
38,700		Gecoss Corp	362
183,257	*	GEK Group of Cos S.A.	1,011
11,755	*	Gencor Industries, Inc	145
163,004	*	Generac Holdings, Inc	8,351
478,376		General Dynamics Corp	80,979
13,255,626		General Electric Co	132,424
36,202	*	General Finance Corp	338
15,431		Georg Fischer AG.	14,069
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
38,191	*	Gibraltar Industries, Inc	$1,551
21,100	e	Giken Seisakusho Co, Inc	646
28,566	e,g	Gima TT S.p.A	229
277,090		Global Brass & Copper Holdings, Inc	9,543
30,156		Glory Ltd	725
622,639	*	GMR Infrastructure Ltd	178
43,295	*	GMS, Inc	655
68,196		Godrej Industries Ltd	528
33,237		Gorman-Rupp Co	1,128
218,774		Graco, Inc	10,834
428,540		GrafTech International Ltd	5,481
382,704		Grafton Group plc	4,038
12,378		Graham Corp	243
96,621		Granite Construction, Inc	4,169
187,064		Graphite India Ltd	1,205
80,611	*	Great Lakes Dredge & Dock Corp	718
37,730		Greaves Cotton Ltd	76
38,763		Greenbrier Cos, Inc	1,249
137,178		Griffon Corp	2,535
328,884	e	Grupo Carso S.A. de C.V. (Series A1)	1,293
87,400	e	Grupo Rotoplas SAB de C.V.	91
94,056	e	GS Engineering & Construction Corp	3,539
38,700		GS Yuasa Corp	761
603,793		Gunkul Engineering PCL	59
193,604		GWA International Ltd	438
105,649		H&E Equipment Services, Inc	2,653
630,813		Haitian International Holdings Ltd	1,437
22,116		Haldex AB	147
171,996		Hangzhou Steam Turbine Co	176
499,971		Han’s Laser Technology Industry Group Co Ltd	3,133
79,879		Hanwa Co Ltd	2,233
33,138		Hanwha Corp	890
604,500		HAP Seng Consolidated BHD	1,466
338,000	e	Harbin Power Equipment	178
21,300	e	Harmonic Drive Systems, Inc	734
349,724		Harris Corp	55,854
758,877	*	Harsco Corp	15,299
263,501	*	Havells India Ltd	2,940
110,800		Hazama Ando Corp	743
263,000	*,e	HC International, Inc	142
52,947	*,e	HC2 Holdings, Inc	130
897,587	*	HD Supply Holdings, Inc	38,910
18,480	*	HDC Hyundai Development Co-Engineering & Construction	826
29,114		HEG Ltd	879
22,207		HEICO Corp	2,107
333,103		HEICO Corp (Class A)	28,001
185,866	*	Heidelberger Druckmaschinen	324
153,299	*	Herc Holdings, Inc	5,976
97,341		Hexcel Corp	6,732
6,900		Hibiya Engineering Ltd	118
280,080		Hillenbrand, Inc	11,632
902,284		Hino Motors Ltd	7,617
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,400	e	Hirata Corp	$305
11,400		Hisaka Works Ltd	95
33,667	e	Hitachi Construction Machinery Co Ltd	898
94,400		Hitachi Zosen Corp	291
157,379		Hiwin Technologies Corp	1,333
44,251		Hochtief AG.	6,412
3,657,149		Honeywell International, Inc	581,194
946,000	e	Hong Kong International Construction Investment Management Group Co Ltd	362
39,100		Hong Leong Industries BHD	96
1,193,000		Hopewell Holdings	5,870
57,100		Hoshizaki Electric Co Ltd	3,545
26,211		Hosken Consolidated Investments Ltd	203
11,800		Hosokawa Micron Corp	529
1,483,312		Howden Joinery Group plc	9,384
2,285,000	*,†	Hsin Chong Construction Group Ltd	3
77,200		Huangshi Dongbei Electrical Appliance Co Ltd	101
40,581		Hubbell, Inc	4,788
8,885		Huber & Suhner AG.	642
48,246		Hudaco Industries Ltd	435
103,327		Huntington Ingalls	21,409
8,510		Hurco Cos, Inc	343
4,857		Hy-Lok Corp	81
2,333	*	Hyosung Heavy Industries Corp	82
29,283		Hyster-Yale Materials Handling, Inc	1,826
6,160		Hyundai Construction Equipment Co Ltd	259
18,838		Hyundai Development Co	315
5,281	*	Hyundai Electric & Energy System Co Ltd	116
7,836		Hyundai Elevator Co Ltd	619
68,984		Hyundai Engineering & Construction Co Ltd	3,252
27,926	*	Hyundai Heavy Industries	2,934
13,643		Hyundai Mipo Dockyard	708
7,308	*	Hyundai Robotics Co Ltd	2,146
15,570	*	Hyundai Rotem Co Ltd	320
28,900	e	Idec Corp	500
82,180		IDEX Corp	12,470
10,614	*	IES Holdings, Inc	189
2,636,412		IJM Corp BHD	1,437
111,253		Illinois Tool Works, Inc	15,968
194,995		IMI plc	2,435
10,587		Implenia AG.	316
125,749	e	Impregilo S.p.A.	293
30,556		IMS-Intl Metal Service	510
48,600		Inaba Denki Sangyo Co Ltd	1,884
23,600		Inabata & Co Ltd	322
10,702		Indus Holding AG.	516
9,878	e	Industria Macchine Automatiche S.p.A.	739
162,340	*	Industries Qatar QSC	5,534
196,850		Indutrade AB	5,609
24,784	*	Infrastructure and Energy Alternatives, Inc	130
1,769,306		Ingersoll-Rand plc	190,997
36,600		Insteel Industries, Inc	766
54,112		Interpump Group S.p.A.	1,767
923		Interroll Holding AG.	1,873
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
87,459		Invicta Holdings Ltd	$168
41,460		Inwido AB	246
69,100		Iochpe-Maxion S.A.	379
415,950		IRB Infrastructure Developers Ltd	870
86,276		IS Dongseo Co Ltd	2,390
7,900		Iseki & Co Ltd	117
40,810		ISGEC Heavy Engineering Ltd	356
2,351,211		Ishikawajima-Harima Heavy Industries Co Ltd	56,642
1,113,750	*	Italian-Thai Development PCL	77
12,884		Italmobiliare S.p.A	293
1,877,877		Itochu Corp	34,034
881,752		ITT, Inc	51,142
200,200	e	Iwatani International Corp	6,432
233,228		Jacobs Engineering Group, Inc	17,536
1,240,889		Jain Irrigation Systems Ltd	1,056
5,800	e	Jamco Corp	122
24,360		Japan Pulp & Paper Co Ltd	914
40,100		Japan Steel Works Ltd	742
265,605		Jardine Matheson Holdings Ltd	16,582
258,888		Jardine Strategic Holdings Ltd	9,711
260,878	*	JELD-WEN Holding, Inc	4,607
3,655,317		JG Summit Holdings (Series B)	4,422
732,253		JGC Corp	9,764
38,615		John Bean Technologies Corp	3,548
1,294,041	g	John Laing Group plc	6,424
654,606		Johnson Controls International plc	24,181
262,875		Johnson Electric Holdings Ltd	610
9,986	g	JOST Werke AG.	343
991,876		JTEKT Corp	12,248
28,079		Jungheinrich AG.	914
1,783		Kaba Holding AG.	1,278
55,226		Kadant, Inc	4,858
65,308		Kajaria Ceramics Ltd	556
456,510		Kajima Corp	6,753
18,993		Kalpataru Power Transmission Ltd	129
150,300	*	Kama Co Ltd	96
32,361		Kaman Corp	1,891
24,800		Kamei Corp	265
76,100		Kanamoto Co Ltd	1,888
467,200		Kandenko Co Ltd	3,999
446,700		Kanematsu Corp	5,121
1,420,562		KAP Industrial Holdings Ltd	694
20,884		Kardex AG.	3,148
12,100		Katakura Industries Co Ltd	138
44,144		Kawasaki Heavy Industries Ltd	1,092
192,160		KBR, Inc	3,668
12,074		KCC Corp	3,392
141,193		KEC International Ltd	611
21,259		KEI Industries Ltd	131
117,279		Keihan Electric Railway Co Ltd	4,937
50,682		Keller Group plc	407
8,008		Kendrion NV	177
256,655		Kennametal, Inc	9,432
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,546		KEPCO Engineering & Construction Co, Inc	$158
1,407,070		Keppel Corp Ltd	6,474
253,800		Kerjaya Prospek Group BHD	77
66,991	*,e	KEYW Holding Corp, The	577
266,147	e	Kier Group plc	1,261
400,400		Kinden Corp	6,644
31,000		King Slide Works Co Ltd	346
14,272		Kingspan Group plc	661
56,176		KION Group AG.	2,940
37,500		Kitz Corp	275
94,594		Kloeckner & Co AG.	696
1,351,424		KOC Holding AS	3,914
9,736		Koenig & Bauer AG.	408
2,834		Kolon Corp	84
390,588		Komatsu Ltd	9,110
2,119		Komax Holding AG.	446
27,290		Komori Corp	309
50,052		Kone Oyj (Class B)	2,528
37,960	e	Konecranes Oyj	1,352
49,704		Kongsberg Gruppen ASA	757
133,520		Koninklijke BAM Groep NV	577
121,725		Koninklijke Volkerwessels NV	2,510
66,247	*	Korea Aerospace Industries Ltd	2,068
2,851		Korea Electric Terminal Co Ltd	154
20,614	*,e	Kornit Digital Ltd	491
104,992	*	Kratos Defense & Security Solutions, Inc	1,641
10,010		Krones AG.	883
492,267		Kubota Corp	7,155
57,400		Kumagai Gumi Co Ltd	1,798
137,067		Kumho Industrial Co Ltd	1,157
182,000		Kung Long Batteries Industrial Co Ltd	990
29,288		Kurita Water Industries Ltd	750
35,600		Kyokuto Kaihatsu Kogyo Co Ltd	477
765,200		Kyowa Exeo Corp	21,169
30,600		Kyudenko Corp	961
2,773		Kyung Dong Navien Co Ltd	138
341,770		L3 Technologies, Inc	70,531
1,442		Lakshmi Machine Works Ltd	127
671,460		Larsen & Toubro Ltd	13,432
7,694	*	Lawson Products, Inc	241
13,099	*	LB Foster Co (Class A)	247
30,187		Legrand S.A.	2,021
15,713	e	Lehto Group Oyj	75
85,197		Lennox International, Inc	22,526
207,505		LG Corp	14,175
3,203		LG Hausys Ltd	171
16,952		LG International Corp	240
5,167		LIG Nex1 Co Ltd	179
25,525		Lincoln Electric Holdings, Inc	2,141
289,459		Lindab International AB	2,638
12,736		Lindsay Corp	1,233
10,269		LISI	316
120,736		LIXIL Group Corp	1,614
512,544		Lockheed Martin Corp	153,845
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,010,000		Lonking Holdings Ltd	$2,276
45,799	*	Lotte Corp	1,996
96,853		LS Cable Ltd	4,472
7,819		LS Industrial Systems Co Ltd	328
103,750		Luxshare Precision Industry Co Ltd	381
36,455	*	Lydall, Inc	855
28,181		Mabuchi Motor Co Ltd	983
836,300		Maeda Corp	8,318
10,900	*	Maeda Kosen Co Ltd	241
274,900		Maeda Road Construction Co Ltd	5,346
19,117		Magellan Aerospace Corp	254
1,180,814	e	Maire Tecnimont S.p.A	4,504
200,149		Makino Milling Machine Co Ltd	8,287
76,861		Makita Corp	2,686
842,200		Malaysian Resources Corp BHD	183
11,253		MAN AG.	924
20,414	*	Manitex International, Inc	156
36,456		Manitou BF S.A.	1,020
1,383,338	*	Manitowoc Co, Inc	22,701
269,200		Marcopolo S.A.	268
3,030,343		Marubeni Corp	21,011
1,307,864		Masco Corp	51,412
121,532	*	Masonite International Corp	6,063
79,701	*	Mastec, Inc	3,834
13,300		Max Co Ltd	196
79,985	e	Maxar Technologies Inc (Toronto)	323
79,605	e	Maxar Technologies, Inc	320
1,326		MBB SE	125
384,900		Megawide Construction Corp	158
1,262,866		Meggitt plc	8,279
24,000		Meidensha Corp	330
3,836,271		Melrose Industries plc	9,163
64,429	*	Mercury Systems, Inc	4,129
434,305	*	Meritor, Inc	8,838
34,100		Metallurgical Corp of China Ltd	18
3,437,000		Metallurgical Corp of China Ltd (Hong Kong)	1,018
7,200		METAWATER Co Ltd	203
126,650		Metso Oyj	4,367
204,809		Micron Machinery Co Ltd	2,398
150,985	*	Middleby Corp	19,633
35,000		Mie Kotsu Group Holdings, Inc	178
522,498	*	Milacron Holdings Corp	5,915
62,120		Millat Tractors Ltd	395
18,049		Miller Industries, Inc	557
634,200	*	Mills Estruturas e Servicos de	777
355,500		Minebea Co Ltd	5,366
1,896,000	e	Miraito Holdings Corp	27,733
257,764	e	MISUMI Group, Inc	6,436
1,901,113		Mitsubishi Corp	52,929
795,432		Mitsubishi Electric Corp	10,263
170,752		Mitsubishi Heavy Industries Ltd	7,106
27,500		Mitsubishi Nichiyu Forklift Co Ltd	301
11,650		Mitsuboshi Belting Co Ltd	208
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,470,054		Mitsui & Co Ltd	$38,435
42,700	*,e	Mitsui Engineering & Shipbuilding Co Ltd	404
52,700		Miura Co Ltd	1,218
1,158,984		MMC Corp BHD	282
62,410		Monadelphous Group Ltd	770
773,400		MonotaRO Co Ltd	17,289
117,610		Moog, Inc (Class A)	10,226
672,188		Morgan Crucible Co plc	2,127
76,589		Morgan Sindall plc	1,251
120,000		Mori Seiki Co Ltd	1,492
15,800		Morita Holdings Corp	260
370,221	e	Mota Engil SGPS S.A.	848
268,396	*	MRC Global, Inc	4,692
90,404		MSC Industrial Direct Co (Class A)	7,477
107,083		MTU Aero Engines Holding AG.	24,272
69,390		Mueller Industries, Inc	2,175
628,509		Mueller Water Products, Inc (Class A)	6,310
67,900		Muhibbah Engineering M BHD	49
39,709	e,g	Munters Group AB	179
210,575		Murray & Roberts Holdings Ltd	208
99,526	*	MYR Group, Inc	3,447
85,023		Nabtesco Corp	2,492
9,033		Nachi-Fujikoshi Corp	365
1,169,797		Nagarjuna Construction Co	1,906
287,900		Nagase & Co Ltd	4,145
21,400	e	Namura Shipbuilding Co Ltd	70
121,100		NARI Technology Co Ltd	380
147,512		National Central Cooling Co PJSC	64
5,721		National Presto Industries, Inc	621
60,476	*	Navistar International Corp	1,953
225,086		NBCC India Ltd	215
50,975	e	NCC AB (B Shares)	784
274,564	*	NCI Building Systems, Inc	1,691
15,447		Nexans S.A.	460
77,578		NFI Group, Inc	1,901
66,951		NGK Insulators Ltd	975
213,913		Nibe Industrier AB	2,742
40,200		Nichias Corp	798
21,200		Nichiden Corp	302
18,200		Nichiha Corp	503
87,625		Nidec Corp	11,158
3,800		Nihon Trim Co Ltd	199
15,060	*	Nilfisk Holding A.S.	596
57,400		Nippo Corp	1,072
10,900	e	Nippon Carbon Co Ltd	486
19,700		Nippon Densetsu Kogyo Co Ltd	411
4,700		Nippon Koei Co Ltd	100
3,300		Nippon Road Co Ltd	194
1,872	*,e	Nippon Sharyo Ltd	43
924,500	e	Nippon Sheet Glass Co Ltd	7,475
79,217		Nippon Steel Trading Co Ltd	3,227
26,600		Nippon Thompson Co Ltd	123
57,100		Nishimatsu Construction Co Ltd	1,269
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
54,600		Nishio Rent All Co Ltd	$1,576
4,600	e	Nissei ASB Machine Co Ltd	158
89,028		Nisshinbo Industries, Inc	779
62,200		Nissin Electric Co Ltd	571
12,000		Nitta Corp	391
12,000		Nitto Boseki Co Ltd	215
13,500		Nitto Kogyo Corp	271
4,873		Nitto Kohki Co Ltd	96
5,800	e	Nittoku Engineering Co Ltd	147
18,468	*,e	NKT Holding AS	327
62,970		NN, Inc	472
2,400	*,†,e	Noble Group Ltd	0	^
32,672		Nolato AB (B Shares)	1,360
34,391	*	Nordex AG.	564
113,944		Nordson Corp	15,100
63,191		Noritake Co Ltd	3,035
15,800		Noritz Corp	247
27,025		NORMA Group	1,313
601,514		Northrop Grumman Corp	162,168
12,910	*	Northwest Pipe Co	310
153,528	*	NOW, Inc	2,143
2,383,324		NRW Holdings Ltd	4,037
1,337,817		NSK Ltd	12,578
234,000	e	NTN Corp	696
11,153	*	NV5 Holdings, Inc	662
244,514		nVent Electric plc	6,597
1,586,423		NWS Holdings Ltd	3,473
9,900		Obara Corp	329
497,992		Obayashi Corp	5,019
120,326	e	Obrascon Huarte Lain S.A.	152
178,776		OC Oerlikon Corp AG.	2,290
4,110		OHB AG.	166
35,700		Oiles Corp	571
19,300		Okabe Co Ltd	167
16,428	e	Okuma Holdings, Inc	893
23,300		Okumura Corp	741
4,090		Omega Flex, Inc	310
68,733	*,e	Opus Global Rt	107
126		Orascom Construction Ltd	0	^
23,200		Organo Corp	658
193,336	*	Orion Marine Group, Inc	565
51,300		OSG Corp	992
113,711		Oshkosh Truck Corp	8,543
61,900		OSJB Holdings Corp	155
246,362	e	Osram Licht AG.	8,487
4,585		Otokar Otobus Karoseri Sanayi AS	87
99,992	*	Outotec Oyj	439
1,391,017		Owens Corning, Inc	65,545
155,373		PACCAR, Inc	10,587
11,029		Palfinger AG.	309
979,108		Parker-Hannifin Corp	168,035
29,002	*	Patrick Industries, Inc	1,314
671,142		Peab AB (Series B)	5,808
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
140,919		Pentair plc	$6,272
1,034,400		Penta-Ocean Construction Co Ltd	4,804
51,083		PER Aarsleff A.S.	1,692
8,039		Pfeiffer Vacuum Technology AG.	1,230
301,284	*	PGT, Inc	4,173
103,373	g	Philips Lighting NV	2,766
8,293	e	Pinguely-Haulotte	68
273,169	*,e	Plug Power, Inc	656
38,019		PNC Infratech Ltd	84
117,089		Polypipe Group plc	615
1,792,600		Polyplex PCL (Foreign)	881
21,061	e	Ponsse Oyj	689
18,244	e	Porr AG.	408
12,964		Powell Industries, Inc	344
65,200		Power Construction Corp of China Ltd	56
4,291		Preformed Line Products Co	228
125,418		Primoris Services Corp	2,594
33,952	*	Proto Labs, Inc	3,570
18,876		Prysmian S.p.A.	358
5,445,532		PT Adhi Karya Persero Tbk	630
2,263,000		PT AKR Corporindo Tbk	751
2,803,600	*,†	PT Inovisi Infracom Tbk	0	^
3,777,688		PT Pembangunan Perumahan Tbk	554
2,721,300	*	PT Sitara Propertindo Tbk	143
11,598,500		PT Waskita Karya Persero Tbk	1,621
9,536,823		PT Wijaya Karya	1,451
38,630		Qatar Industrial Manufacturing Co	415
1,869,665		QinetiQ plc	7,342
27,000		QST International Corp	71
56,373		Quanex Building Products Corp	896
319,531		Quanta Services, Inc	12,059
84,500		Raito Kogyo Co Ltd	1,142
281,666		Ramirent Oyj	1,735
167,113		Randon Participacoes S.A.	414
2,033		Rational AG.	1,256
52,728		Raven Industries, Inc	2,023
724,574		Raytheon Co	131,930
29,402	*	RBC Bearings, Inc	3,739
164,597	†	RCR Tomlinson Ltd	1
147,797		Rechi Precision Co Ltd	121
84,492		Regal-Beloit Corp	6,917
644,819	e	Reliance Worldwide Corp Ltd	1,978
209,782	*	Resideo Technologies, Inc	4,047
644,425		Reunert Ltd	3,171
38,126	e	REV Group, Inc	417
115,735		Rexel S.A.	1,306
130,368	*	Rexnord Corp	3,277
57,164		Rheinmetall AG.	5,968
8,800		Rheon Automatic Machinery Co Ltd	126
70,854		Richelieu Hardware Ltd	1,256
1,780	e	Rieter Holding AG.	256
645,825		Rockwell Automation, Inc	113,316
51,082		Rockwool International AS (B Shares)	11,979
1,576,930		Rolls-Royce Group plc	18,571
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
536,271		Roper Industries, Inc	$183,389
661,434		Rotork plc	2,439
66,000		Run Long Construction Co Ltd	149
11,369		Rush Enterprises, Inc	472
280,750		Rush Enterprises, Inc (Class A)	11,738
144,908		Russel Metals, Inc	2,551
132,600		Ryobi Ltd	2,983
47,671	e	Saab AB (Class B)	1,529
593,270	e	Sacyr Vallehermoso S.A.	1,502
88,366		Sadbhav Engineering Ltd	317
296,937	*	Safran S.A.	40,698
157,506		Salfacorp S.A.	214
120,066	*	Samsung Engineering Co Ltd	1,708
1,085,364	*	Samsung Heavy Industries Co Ltd	7,914
50,177	*	Samsung Techwin Co Ltd	1,523
57,623		San Shing Fastech Corp	98
1,472,485		Sandvik AB	23,949
23,900		Sanki Engineering Co Ltd	262
11,300	*	Sankyo Tateyama, Inc	152
267,700		Sanwa Shutter Corp	3,193
513,000		Sany Heavy Equipment International	220
200,900		Sany Heavy Industry Co Ltd	381
7,500		Sanyo Denki Co Ltd	270
34,362		Savaria Corp	391
5,101		Schaeffler India Ltd	405
15,078	*	Schindler Holding AG.	3,129
4,741	*	Schindler Holding AG. (Registered)	982
1,866,591		Schneider Electric S.A.	146,506
587		Schweiter Technologies AG.	567
7,300	*,e	SEC Carbon Ltd	644
14,900		Sekisui Jushi Corp	263
975,583	e	SembCorp Industries Ltd	1,840
525,500	e	SembCorp Marine Ltd	625
6,788	*,e	Semperit AG. Holding	99
280,107		Senior plc	797
351,168	*	Sensata Technologies Holding plc	15,810
50,467	*,e	Senvion S.A.	74
72,289	e	Seven Network Ltd	906
26,311		SFS Group AG.	2,286
82,984	*	SGL Carbon AG.	734
150,108	*	SGSB Group Co Ltd	111
217,280		Shanghai Diesel Engine Co Ltd	138
15,600		Shanghai Electric Group Co Ltd	14
2,321,025		Shanghai Electric Group Co Ltd (Hong Kong)	882
178,200		Shanghai Highly Group Co Ltd	153
573,508		Shanghai Industrial Holdings Ltd	1,352
87,500		Shanghai Tunnel Engineering Co Ltd	95
79,430		Shapir Engineering and Industry Ltd	271
7,300		Shibuya Kogyo Co Ltd	216
255,412		Shikun & Binui Ltd	612
15,000		Shima Seiki Manufacturing Ltd	463
572,718		Shimizu Corp	4,988
74,000		Shin Zu Shing Co Ltd	263
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
96,900		Shinko Electric Co Ltd	$1,188
29,100		Shinmaywa Industries Ltd	362
102,500		Shinnihon Corp	910
11,500		SHO-BOND Holdings Co Ltd	769
3,798,000	*	Shougang Concord International Enterprises Co Ltd	152
922,500		Shun TAK Holdings Ltd	367
919,577		Siemens AG.	98,894
4,145,996	*,e	Siemens Gamesa Renewable Energy	66,086
6,968	e	SIF Holding NV	78
318,390		SIG plc	589
1,765,060		Sime Darby BHD	965
63,817		Simpson Manufacturing Co, Inc	3,782
3,648,000		Singamas Container Holdings Ltd	599
2,365,056		Singapore Technologies Engineering Ltd	6,540
10,200		Sinko Industries Ltd	138
477,857		Sino Thai Engineering & Construction PCL	364
1,180,500		Sinopec Engineering Group Co Ltd	1,154
668,000		Sinotruk Hong Kong Ltd	1,426
112,300		Sintokogio Ltd	970
48,888	*,e	SiteOne Landscape Supply, Inc	2,794
27,484		SK C&C Co Ltd	6,560
1,007,683		SK Networks Co Ltd	5,380
157,742	e	Skanska AB (B Shares)	2,869
133,665	e	SKF AB (B Shares)	2,224
2,493,700		SKP Resources BHD	819
7,578	*,e	SLM Solutions Group AG.	83
167,960		SM Investments Corp	2,991
36,517		SMC Corp	13,765
61,967		Smiths Group plc	1,160
112,692		Snap-On, Inc	17,639
167,654		SNC-Lavalin Group, Inc	4,254
21,700		Sodick Co Ltd	182
5,618,500		Sojitz Holdings Corp	19,852
29,437	*,e	Solaria Energia y Medio Ambiente S.A.	156
63,792		Spirax-Sarco Engineering plc	5,978
163,296		Spirit Aerosystems Holdings, Inc (Class A)	14,946
180,772	*	SPX Corp	6,289
334,539	*	SPX FLOW, Inc	10,672
13,963		Stabilus S.A.	676
14,802		Standex International Corp	1,086
448,636		Stanley Black & Decker, Inc	61,091
44,900		Star Micronics Co Ltd	685
39,738	*	Ste Industrielle d’Aviation Latecoere S.A.	139
215,361	*	Sterling Construction Co, Inc	2,696
10,751		Sulzer AG.	1,049
1,509,422		Sumitomo Corp	20,927
11,000		Sumitomo Densetsu Co Ltd	187
1,057,597		Sumitomo Heavy Industries Ltd	34,372
1,066,040		Sumitomo Mitsui Construction C	7,437
35,551		Sun Hydraulics Corp	1,653
90,000		Sunonwealth Electric Machine Industry Co Ltd	103
114,108	*,e	Sunrun, Inc	1,604
1,608,022		Sunway Construction Group BHD	754
2,444,500	*,†,e	Superb Summit International Group Ltd	3
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
64,400		Suzhou Gold Mantis Construction Decoration Co Ltd	$113
1,425,190	*	Suzlon Energy Ltd	127
59,357		Sweco AB (B Shares)	1,431
57,100	e	Tadano Ltd	545
346,835		Taeyoung Engineering & Construction	3,799
14,700		Taihei Dengyo Kaisha Ltd	312
13,100		Taikisha Ltd	399
370,579		Taisei Corp	17,240
539,670		Taiwan Glass Industrial Corp	241
115,793	e	Takamatsu Corp	2,503
23,864		Takara Standard Co Ltd	366
26,600		Takasago Thermal Engineering Co Ltd	429
33,600		Takeuchi Manufacturing Co Ltd	594
38,800		Takuma Co Ltd	464
49,132	g	Talgo S.A.	318
18,669	e	Tarkett S.A.	401
14,900		Tatsuta Electric Wire and Cable Co Ltd	62
89,700		TBEA Co Ltd	110
1,001,000		Teco Electric and Machinery Co Ltd	683
10,500	e	Teikoku Sen-I Co Ltd	260
552,166		Tekfen Holding AS	2,241
51,500		Tekken Corp	1,270
65,406	*	Teledyne Technologies, Inc	15,502
22,259		Tennant Co	1,382
2,637,417		Terex Corp	84,740
35,152	*	Textainer Group Holdings Ltd	339
1,884,638		Textron, Inc	95,476
100,689		Thales S.A.	12,064
33,839		Thermax Ltd	475
129,718	*	Thermon Group Holdings	3,179
123,992		THK Co Ltd	3,080
611,335		Thoresen Thai Agencies PCL	99
45,835		Timken Co	1,999
9,862		Timken India Ltd	84
307,443		Titan International, Inc	1,835
196,797	*	Titan Machinery, Inc	3,062
514,000		TK Group Holdings Ltd	323
33,158		TKH Group NV	1,565
4,800		Toa Corp/Tokyo	69
38,400		Tocalo Co Ltd	304
155,100		Toda Corp	956
14,700		Toenec Corp	404
160,700		Tokai Corp	1,336
553,160		Tokyu Construction Co Ltd	4,154
55,331		Toro Co	3,809
125,133		Toromont Industries Ltd	6,391
420,844		Toshiba Corp	13,414
10,992		Toshiba Machine Co Ltd	222
31,300		Toshiba Plant Systems & Services Corp	556
13,700		Totetsu Kogyo Co Ltd	378
38,796	e	Toto Ltd	1,650
431,000		Toyo Construction Co Ltd	1,666
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,899		Toyo Engineering Corp	$154
6,200	e	Toyo Tanso Co Ltd	116
316,715		Toyota Tsusho Corp	10,348
20,521	*	TPI Composites, Inc	587
3,099,235		Trakya Cam Sanayi AS	1,851
172,991		TransDigm Group, Inc	78,536
1,913,108		Travis Perkins plc	34,162
166,664		Trelleborg AB (B Shares)	2,584
91,457		Trencor Ltd	169
73,622	*	Trex Co, Inc	4,529
104,689	*	Trimas Corp	3,165
56,650		Trinity Industries, Inc	1,231
128,941		Triton International Ltd	4,010
715,400		Triumph Group, Inc	13,636
10,048		Troax Group AB	321
23,200		Trusco Nakayama Corp	643
23,400	e	Tsubaki Nakashima Co Ltd	421
78,100		Tsubakimoto Chain Co	2,795
805,400	e	Tsugami Corp	6,231
14,700		Tsukishima Kikai Co Ltd	184
10,000		Tsurumi Manufacturing Co Ltd	179
549,681		Turk Sise ve Cam Fabrikalari AS	576
6,584		Turk Traktor ve Ziraat Makineleri AS	36
43,832	*	Tutor Perini Corp	750
25,372	*	Twin Disc, Inc	422
371,300		UEM Edgenta BHD	253
41,042		Ultra Electronics Holdings	854
5,000		Union Tool Co	132
143,200		Unique Engineering & Construction PCL	45
240,200		United Engineers Ltd	447
858,800		United Integrated Services Co Ltd	3,029
242,445	*	United Rentals, Inc	27,699
901,795		United Technologies Corp	116,232
195,410	*,h	Univar, Inc	4,330
290,732		Universal Forest Products, Inc	8,690
31,432		Uponor Oyj	360
38,646		USG Corp	1,673
61,300	e	Ushio, Inc	717
360,622	e	Valmet Corp	9,137
42,656		Valmont Industries, Inc	5,550
11,032	*	Varta AG.	471
15,316	e,g	VAT Group AG.	1,612
146,561	*	Vectrus, Inc	3,897
134,378		Veidekke ASA	1,410
15,349	*	Veritiv Corp	404
99,885		Vestas Wind Systems AS	8,419
131,219		Vesuvius plc	1,015
57,042		V-Guard Industries Ltd	183
20,236	*	Vicor Corp	628
1,183,752		Vinci S.A.	115,181
59,977	*,e	Vivint Solar, Inc	298
52,117		Voltas Ltd	473
31,995		Voltronic Power Technology Corp	627
1,336,409	e	Volvo AB (B Shares)	20,736
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,236		Vossloh AG.	$239
552,202		W.W. Grainger, Inc	166,174
81,762		Wabash National Corp	1,108
30,938	*	WABCO Holdings, Inc	4,079
66,374	e	Wabtec Corp	4,893
21,574		Wacker Construction Equipment AG.	513
24,246		Wajax Income Fund	303
17,900		Wakita & Co Ltd	179
12,513,000		Walsin Lihwa Corp	7,178
47,621	e	Wartsila Oyj (B Shares)	770
6,538		Washtec AG.	499
64,364		Watsco, Inc	9,218
128,104		Watts Water Technologies, Inc (Class A)	10,353
497,761		WCT Berhad	101
634,533		Weg S.A.	2,917
4,437,284		Weichai Power Co Ltd	7,122
187,900		Weichai Power Co Ltd (Class A)	332
1,314,936		Weir Group plc	26,726
5,269,137	*	Welbilt, Inc	86,308
179,177	*	Wesco Aircraft Holdings, Inc	1,575
491,469	*	WESCO International, Inc	26,053
3,479	*	Willis Lease Finance Corp	147
50,025	*,e	Willscot Corp	555
28,053		Wilson Bayly Holmes-Ovcon Ltd	209
135,104		Woodward Governor Co	12,820
144,139		WSP Global, Inc	7,877
282,600		XCMG Construction Machinery Co Ltd	185
64,100		Xiamen C & D, Inc	83
61,800		Xinjiang Goldwind Science & Technology Co Ltd	134
705,400	e	Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	1,017
69,112		Xxentria Technology Materials Corp	170
74,369		Xylem, Inc	5,878
7,862		Y G-1 Co Ltd	73
61,000		Yahagi Construction Co Ltd	424
18,500		YAMABIKO Corp	178
19,200	e	Yamashin-Filter Corp	123
39,100		Yamazen Corp	413
9,171,318		Yangzijiang Shipbuilding	10,184
52,977		Yazicilar Holding AS	113
88,037	e	YIT Oyj	510
20,100		Yokogawa Bridge Holdings Corp	346
25,300		Yuasa Trading Co Ltd	715
260,000		Yungtay Engineering Co Ltd	540
82,100		Yurtec Corp	602
14,200	e	Yushin Precision Equipment Co Ltd	129
23,315	*	Yuyang DNU Co Ltd	161
119,506		Zardoya Otis S.A.	990
6,926		Zehnder Group AG.	235
56,700		Zhejiang Chint Electrics Co Ltd	226
145,400		Zhengzhou Coal Mining Machinery Group Co Ltd	70
18,500		Zhengzhou Yutong Bus Co Ltd	37
415,541		Zhuzhou CSR Times Electric Co Ltd	2,460
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
244,600		Zoomlion Heavy Industry Science and Technology Co Ltd	$163
14,403	e	Zumtobel AG.	98
		TOTAL CAPITAL GOODS	8,564,381

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
20,800	*,e	51job, Inc (ADR)	1,620
118,157		ABM Industries, Inc	4,295
206,411	*	Acacia Research (Acacia Technologies)	673
258,602		ACCO Brands Corp	2,214
197,013		Adecco S.A.	10,521
255,582	e	ADT, Inc	1,633
194,465	*	Advanced Disposal Services, Inc	5,445
12,600		Aeon Delight Co Ltd	491
134,371	e	AF AB	2,244
152,618		Aggreko plc	1,566
6,388		Akka Technologies S.A.	435
1,694,111		ALS Ltd	9,155
8,900		Altech Corp	149
11,198		Amadeus Fire AG	1,293
35,627		American Banknote S.A.	175
92,194		Applus Services S.A.	1,101
8,527		Assystem	311
1,044,186		Babcock International Group	6,718
8,965		Barrett Business Services, Inc	693
5,800	e	BayCurrent Consulting, Inc	183
19,800		Bell System24 Holdings, Inc	246
43,200		Benefit One, Inc	850
3,252		Bertrandt AG.	231
9,743		BG Staffing, Inc	213
134,626	g	Biffa plc	389
17,600		Bilfinger Berger AG.	614
279,983	e	Bingo Industries Ltd	305
303,297		Blue Label Telecoms Ltd	79
156,598		Brady Corp (Class A)	7,268
1,456,058		Brambles Ltd	12,172
445,760	g	Bravida Holding AB	3,932
32,922	*	BrightView Holdings, Inc	474
63,027		Brink’s Co	4,753
12,050	e	Brunel International NV	183
219,258		Bureau Veritas S.A.	5,144
948,444	*	Capita Group plc	1,534
3,782,000	*	Capital Environment Holdings Ltd	94
91,999	*	Casella Waste Systems, Inc (Class A)	3,271
54,227	e	Caverion Corp	339
272,047	*	CBIZ, Inc	5,506
71,978	*	Ceco Environmental Corp	518
4,200		Central Security Patrols Co Ltd	185
2,946		Cewe Color Holding AG.	255
10,025	*	Charah Solutions, Inc	64
2,625,451		China Everbright International Ltd	2,674
286,062	*	Cimpress NV	22,922
164,132		Cintas Corp	33,173
128,684	*	Clean Harbors, Inc	9,205
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
71,000		Cleanaway Co Ltd	$399
5,389,363		Cleanaway Waste Management Ltd	8,512
2,132		Compx International, Inc	31
379,940	*	Copart, Inc	23,021
87,105	*	CoStar Group, Inc	40,627
980,000	*	Country Garden Services Holdings Co Ltd	1,830
146,276		Covanta Holding Corp	2,532
40,401		CRA International, Inc	2,042
101,101		Dai Nippon Printing Co Ltd	2,422
21,500		Daiseki Co Ltd	524
217,174		De La Rue plc	1,090
144,547		Deluxe Corp	6,320
65,315		Derichebourg	266
728,701		Downer EDI Ltd	3,984
24,198		Duskin Co Ltd	577
227,000		Dynagreen Environmental Protection Group Co Ltd	107
659,469		Edenred	30,033
27,021	e	Elanders AB	268
140,790		Elis S.A.	2,264
20,300	e	en-japan, Inc	593
31,622		Ennis, Inc	656
220,778		Equifax, Inc	26,162
2,564,878		Experian Group Ltd	69,419
75,803		Exponent, Inc	4,375
12,431	e	Fila S.p.A	178
50,693		Forrester Research, Inc	2,451
12,419	*	Franklin Covey Co	314
46,845	*	FTI Consulting, Inc	3,599
62,000		Fullcast Co Ltd	1,326
21,450		Funai Soken Holdings, Inc	517
4,642		GL Events	102
16,665	*	GP Strategies Corp	202
1,214,000		Greentown Service Group Co Ltd	1,078
1,302,658		Group 4 Securicor plc	3,117
6,331		Groupe CRIT	427
3,763,139		Hays plc	7,363
91,470	e	Healthcare Services Group	3,018
195,882		Heidrick & Struggles International, Inc	7,508
73,305	*	Heritage-Crystal Clean, Inc	2,012
119,502		Herman Miller, Inc	4,204
53,965		HNI Corp	1,958
515,990		HomeServe plc	6,893
27,661	*	Huron Consulting Group, Inc	1,306
31,096		ICF International, Inc	2,366
922,080	*	IHS Markit Ltd	50,143
57,758	*	Innerworkings, Inc	209
193,539		Insperity, Inc	23,933
205,736		Interface, Inc	3,152
166,154		Intertek Group plc	10,526
46,748	g	Intertrust NV	882
379,109	e	Intrum Justitia AB	10,902
146,631		IPH Ltd	734
63,000	e	IR Japan Holdings Ltd	1,036
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
139,864		ISS A.S.	$4,260
80,600		Itoki Corp	394
384,850		IWG plc	1,250
10,000		JAC Recruitment Co Ltd	221
174,000		Japan Elevator Service Holdings Co Ltd	3,547
262,492		KAR Auction Services, Inc	13,468
20,000		KD Holding Corp	123
82,056		Kelly Services, Inc (Class A)	1,810
12,161		KEPCO Plant Service & Engineering Co Ltd	373
193,357		Kforce, Inc	6,791
185,384		Kimball International, Inc (Class B)	2,621
209,623		Knoll, Inc	3,964
52,500		Kokuyo Co Ltd	771
199,467		Korn/Ferry International	8,932
19,900	e	Link And Motivation, Inc	145
212,774		Loomis AB	7,337
43,387		LSC Communications, Inc	283
117,241		Manpower, Inc	9,695
31,862		Matsuda Sangyo Co Ltd	401
56,964		Matthews International Corp (Class A)	2,105
108,893		McGrath RentCorp	6,160
41,389		McMillan Shakespeare Ltd	353
17,300		Meitec Corp	788
1,423,254		Michael Page International plc	8,719
129,889	*	Mistras Group, Inc	1,794
243,846		Mitie Group	472
20,744		Mitsubishi Pencil Co Ltd	403
93,746		Mobile Mini, Inc	3,182
84,374	e	Morneau Sobeco Income Fund	1,731
20,500		Moshi Moshi Hotline, Inc	179
42,106		MSA Safety, Inc	4,354
16,631		Multi-Color Corp	830
48,886		Navigant Consulting, Inc	952
17,125		NICE Information Service Co Ltd	192
4,300		Nichiban Co Ltd	91
660,128		Nielsen NV	15,625
82,100	e	Nihon M&A Center, Inc	2,257
9,400		Nippon Kanzai Co Ltd	168
143,200		Nippon Parking Development Co Ltd	223
10,941	*	NL Industries, Inc	42
22,800		Nomura Co Ltd	644
125,400		Okamura Corp	1,317
101,421	*	On Assignment, Inc	6,439
62,100	e	Outsourcing, Inc	771
10,368		Oyo Corp	105
116,500		Park24 Co Ltd	2,533
10,500		Pasona Group, Inc	159
40,200		Pilot Corp	1,632
224,673		Pitney Bowes, Inc	1,543
27,200		Prestige International, Inc	343
169,817		Prosegur Cia de Seguridad S.A.	920
85,775		Quad Graphics, Inc	1,021
41,772	*,g	Quess Corp Ltd	450
76,901	*,e	Raksul, Inc	3,200
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
105,716	e	Randstad Holdings NV	$5,162
286,000	*,e	Realord Group Holdings Ltd	183
1,496,978		Recruit Holdings Co Ltd	42,919
2,120,102		RELX plc	45,316
1,357,509		RELX plc (London)	29,050
1,394,663		Rentokil Initial plc	6,424
633,641		Republic Services, Inc	50,932
69,927		Resources Connection, Inc	1,157
83,754	e	Restore plc	376
167,813		Ritchie Bros Auctioneers, Inc	5,697
400,294		Robert Half International, Inc	26,083
319,382		Rollins, Inc	13,293
121,702		RPS Group plc	297
103,554		RR Donnelley & Sons Co	489
103,149		RWS Holdings plc	648
14,079		S1 Corp (Korea)	1,247
15,252		Sato Corp	358
226,610		Secom Co Ltd	19,434
351,368		Securitas AB (B Shares)	5,684
318,776		Seek Ltd	3,977
971,105	*	Serco Group plc	1,620
112,450		SG Fleet Group Ltd	176
4,343		SGS S.A.	10,817
100,500	*,†	Shanghai Youngsun Investment C	119
612,847		Shanks Group plc	188
187,430		SmartGroup Corp Ltd	1,056
38,200		SMS Co Ltd	692
26,337		Societe BIC S.A.	2,348
52,100		Sohgo Security Services Co Ltd	2,272
108,518	*	SP Plus Corp	3,703
69,990		SPIE S.A.	1,238
36,743		Sporton International, Inc	214
21,699		Staffline Group plc	246
150,973		Stantec, Inc	3,568
106,865		Steelcase, Inc (Class A)	1,555
165,649	*	Stericycle, Inc	9,015
44,000		Sunny Friend Environmental Technology Co Ltd	345
4,765		Synergie S.A	149
58,151		Systemax, Inc	1,317
165,660		Taiwan Secom Co Ltd	466
285,020		Taiwan-Sogo Shinkong Security Corp	353
20,200		Tanseisha Co Ltd	240
39,357	*,e	Team, Inc	689
11,385	*	TeamLease Services Ltd	497
42,700		TechnoPro Holdings, Inc	2,558
100,029		Teleperformance	17,982
135,534		Temp Holdings Co Ltd	2,201
186,543		Tetra Tech, Inc	11,116
336,566	e	Thomson Reuters Corp	19,914
144,984		Tomra Systems ASA	4,322
26,800		Toppan Forms Co Ltd	229
83,308		Toppan Printing Co Ltd	1,261
11,600	e	Tosho Printing Co Ltd	107
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
144,873		Transcontinental, Inc	$1,814
352,623		TransUnion	23,569
100,012	*	TriNet Group, Inc	5,975
50,499	*	TrueBlue, Inc	1,194
15,100		Trust Tech, Inc	501
33,300		Tus-Sound Environmental Resources Co Ltd	77
78,399		Unifirst Corp	12,034
138,500	e	United Technology Holdings Co Ltd	3,191
15,611	*	Upwork, Inc	299
26,791		US Ecology, Inc	1,500
515,994		Verisk Analytics, Inc	68,627
24,984		Viad Corp	1,406
12,026		VSE Corp	380
48,813	*	WageWorks, Inc	1,843
433,000		Waste Connections, Inc	38,359
1,577,167		Waste Management, Inc	163,883
4,000		WDB Holdings Co Ltd	112
12,757	*	Willdan Group, Inc	473
242,574		Wolters Kluwer NV	16,526
16,800		World Holdings Co Ltd	288
5,300	e	YAMADA Consulting Group Co Ltd	110
26,800	e	Yumeshin Holdings Co Ltd	188
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,388,749

CONSUMER DURABLES & APPAREL - 1.9%
560,000		361 Degrees International Ltd	106
13,820		Accell Group	384
44,038		Acushnet Holdings Corp	1,019
229,991		Adidas-Salomon AG.	55,939
43,972		Aksa Akrilik Kimya Sanayii	73
107,500		Alpargatas S.A.	422
89,548	*	American Outdoor Brands Corp	836
449,157	*	AmTRAN Technology Co Ltd	172
916,235		Anta Sports Products Ltd	6,246
7,976		Aquafil S.p.A	89
154,703	*	Arcelik AS	470
33,800		Arezzo Industria e Comercio S.A.	431
110,075	*	Aritzia, Inc	1,463
56,921		Arvind Ltd	75
123,437	e	Asics Corp	1,661
67,499		Bajaj Electricals Ltd	544
24,082	*	Bang & Olufsen AS (B Shares)	217
1,193,024		Barratt Developments plc	9,319
22,630		Bassett Furniture Industries, Inc	371
18,203		Bata India Ltd	369
43,818	*	Beazer Homes USA, Inc	504
289,058		Bellway plc	11,468
64,327		Beneteau S.A.	754
133,229		Berkeley Group Holdings plc	6,405
186,000	e	Best Pacific International Holdings Ltd	72
200,500	g	Bestway Global Holding, Inc	84
201,510	e	Bonava AB	2,534
15,324,000		Bosideng International Holdings Ltd	3,755
114,001		Bovis Homes Group plc	1,580
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
53,257		Breville Group Ltd	$616
464,665		BRP, Inc (Toronto)	12,893
20,807		Brunello Cucinelli S.p.A	716
161,452		Brunswick Corp	8,126
283,826		Burberry Group plc	7,234
1,852,812	*	Cairn Homes plc	2,993
5,552,409	*	Cairn Homes plc (London)	8,907
231,825		Callaway Golf Co	3,693
82,497	*,e	Canada Goose Holdings, Inc	3,962
1,067,840	*	Capri Holdings Ltd	48,854
96,014		Carter’s, Inc	9,677
38,415	e	Casio Computer Co Ltd	503
23,255	*	Cavco Industries, Inc	2,733
18,177		CCC S.A.	1,020
30,996	*	Century Communities, Inc	743
10,493		Chargeurs S.A.	222
1,908,400		China Dongxiang Group Co	277
844,000		China Lilang Ltd	954
10,000		Chofu Seisakusho Co Ltd	207
167		Christian Dior S.A.	80
428,400		Cia Hering	3,270
498,181		Cie Financiere Richemont S.A.	36,344
810,000		Citychamp Watch & Jewellery Group Ltd	168
39,695		Clarus Corp	509
8,000		Cleanup Corp	43
1,029,106		Coats Group plc	1,060
46,250		Columbia Sportswear Co	4,818
1,356,400	e	Consorcio ARA, S.A. de C.V.	345
7,600		Corona Corp	72
394,000	e,g	Cosmo Lady China Holdings Co Ltd	114
809,439	g	Countryside Properties plc	3,426
143,830		Crest Nicholson Holdings plc	694
223,310	*	CROCS, Inc	5,750
200,424		Crompton Greaves Consumer Electricals Ltd	657
358,500	g	Crystal International Group Ltd	188
11,779		Cuckoo Electronics Co Ltd	1,459
22,587		Culp, Inc	434
3,112,100		Cyrela Brazil Realty S.A.	12,932
71,214	*	Deckers Outdoor Corp	10,468
86,939		De’Longhi S.p.A.	2,349
4,939		Delta-Galil Industries Ltd	152
19,790	e	Descente Ltd	520
138,872		DFS Furniture plc	453
40,142		Dorel Industries, Inc (Class B)	354
970,662		DR Horton, Inc	40,166
172,413		Eclat Textile Co Ltd	2,325
1,172,583		Electrolux AB (Series B)	30,195
13,618		Escalade, Inc	152
17,300	e	ES-Con Japan Ltd	114
328,100		Essilor International S.A.	35,842
30,313		Ethan Allen Interiors, Inc	580
31,735		Ez Tec Empreendimentos e Participacoes S.A.	217
22,187		F&F Co Ltd	1,579
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
776,672		Feng TAY Enterprise Co Ltd	$5,506
6,600	e	Fields Corp	43
147,601		Fila Korea Ltd	10,152
9,248		Flexsteel Industries, Inc	214
798		Forbo Holding AG.	1,253
1,181,852		Formosa Taffeta Co Ltd	1,413
54,247		Forus S.A.	139
93,977	*,e	Fossil Group, Inc	1,289
10,491		Foster Electric Co Ltd	158
10,700		France Bed Holdings Co Ltd	87
339,999	*,e	Fuguiniao Co Ltd	0	^
11,300		Fujibo Holdings Inc	269
34,200		Fujitsu General Ltd	485
94,918		Games Workshop Group plc	3,891
185,505	*	Garmin Ltd	16,018
46,924		Geox S.p.A.	87
1,204,439		Giant Manufacturing Co Ltd	8,613
64,842	*	G-III Apparel Group Ltd	2,591
219,437		Gildan Activewear, Inc	7,890
2,519,557	*,g	Glenveagh Properties plc	2,496
2,700,000	*,e,g	Glenveagh Properties plc (London)	2,696
51,670,000	e	Global Brands Group Holding Ltd	705
7,100	e	Goldwin, Inc	1,036
456,000		Goodbaby International Holding	133
133,520	*,e	GoPro, Inc	868
62,300		Gree Electric Appliances, Inc of Zhuhai	438
33,664	*	Green Brick Partners, Inc	295
148,800		Grendene S.A.	319
4,400		Guararapes Confeccoes S.A.	162
9,000		Gunze Ltd	365
1,185,944	*	Haier Electronics Group Co Ltd	3,453
9,095		Hamilton Beach Brands Holding Co	195
15,551		Handsome Co Ltd	610
2,048,392		Hanesbrands, Inc	36,625
2,839,168		Hangzhou Robam Appliances Co Ltd	13,584
9,387		Hansae Co Ltd	236
5,640		Hanssem Co Ltd	457
228,384		Hasbro, Inc	19,417
1,795,000		Haseko Corp	22,624
22,200		Heilan Home Co Ltd	32
34,200		Heiwa Corp	684
44,148	*	Helen of Troy Ltd	5,119
24,654	*,†	Hellenic Duty Free Shops S.A.	0	^
23,608,000	*,e	HengTen Networks Group Ltd	717
17,903		Hermes International	11,821
3,400		Hinokiya Group Co Ltd	66
3,271		Hitachi Home & Life Solutions India Ltd	97
70,881	*,e	HLB, Inc	5,014
102,772		Hooker Furniture Corp	2,963
466,000	†	Hosa International Ltd	0	^
6,879	*	Hovnanian Enterprises, Inc	75
20,849		HS Industries Co Ltd	163
13,518		Hugo Boss AG.	924
355,394	e	Husqvarna AB (B Shares)	2,907
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,818	e	Hwaseung Enterprise Co Ltd	$102
1,350		Hyosung TNC Co Ltd	206
6,834		Hyundai Livart Furniture Co Ltd	124
6,510	*	IFB Industries Ltd	92
100,602	e	IG Design Group PLC	697
310,725		Iida Group Holdings Co Ltd	5,638
43,337	*	Installed Building Products Inc	2,102
33,364	*,e	iRobot Corp	3,927
26,500		Japan Wool Textile Co Ltd	226
31,299	*	Jinshan Development & Construction Co Ltd	19
85,263	e	JM AB	1,529
541,000		JNBY Design Ltd	1,089
30,630		Johnson Outdoors, Inc	2,186
1,194,200		JVC KENWOOD Holdings, Inc	2,897
397,000		Kasen International Holdings Ltd	267
51,892		Kaufman & Broad S.A.	2,120
271,729		KB Home	6,568
3,661,000		Kinpo Electronics	1,350
39,956		KMC Kuei Meng International In	145
286,000		Konka Group Co Ltd	107
6,122		KPR Mill Ltd	51
45,700		Kurabo Industries Ltd	841
25,894		LA Opala RG Ltd	81
75,037		La-Z-Boy, Inc	2,475
3,797,776		Lealea Enterprise Co Ltd	1,259
11,900	e	LEC, Inc	152
10,291	*,e	Legacy Housing Corp	122
259,084		Leggett & Platt, Inc	10,939
26,037		Lennar Corp (B Shares)	1,019
836,418		Lennar Corp (Class A)	41,060
207,591	*	Levi Strauss & Co	4,889
169,238		LG Electronics, Inc	11,222
53,008		LG Fashion Corp	1,169
23,214	*,e	LGI Homes, Inc	1,398
2,839,020	*	Li Ning Co Ltd	4,464
32,432		Lifetime Brands, Inc	307
9,237	*,e	Lovesac Co	257
1,174		LPP S.A.	2,545
334,919	*	Lululemon Athletica, Inc	54,883
948,724		Luthai Textile Co Ltd	1,131
307,157		LVMH Moet Hennessy Louis Vuitton S.A.	113,136
78,093	*	M/I Homes, Inc	2,079
115,735		Makalot Industrial Co Ltd	812
192,513	*	Malibu Boats, Inc	7,620
870,400	e	Man Wah Holdings Ltd	511
6,442	*,†	Mariella Burani S.p.A.	0
10,512		Marine Products Corp	142
5,800		Mars Engineering Corp	115
177,398	*	MasterCraft Boat Holdings, Inc	4,004
1,767,173	*,e	Mattel, Inc	22,973
20,380	g	Mavi Giyim Sanayi Ve Ticaret AS.	141
49,927		Maytronics Ltd	323
272,000		MC Group PCL	83
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
358,257	g	McCarthy & Stone plc	$599
131,294		MDC Holdings, Inc	3,815
111,000		Merida Industry Co Ltd	620
114,366	*	Meritage Homes Corp	5,113
41,800		Midea Group Co Ltd	303
148,100	*	MIPS AB	2,142
7,100		Misawa Homes Co Ltd	51
9,400		Mizuno Corp	218
167,700	*	Mohawk Industries, Inc	21,155
444,048		Moncler S.p.A	17,922
120,745		Movado Group, Inc	4,393
1,765,165		MRV Engenharia e Participacoes S.A.	6,307
3,865		Nacco Industries, Inc (Class A)	148
327,154		Namco Bandai Holdings, Inc	15,360
28,000		Nan Liu Enterprise Co Ltd	150
39,553	*	Nautilus, Inc	220
46,262	*,e,g	Neinor Homes S.A.	556
12,635	*,e	New Home Co, Inc	60
139,600		New Wave Group AB (B Shares)	914
1,137,501		Newell Rubbermaid, Inc	17,449
747,000		Nien Made Enterprise Co Ltd	6,594
3,626,661		Nike, Inc (Class B)	305,401
256,824	e	Nikon Corp	3,631
619,400		Nishat Mills Ltd	592
79,363		Nobia AB	465
18,957	*	NVR, Inc	52,454
56,431		Onward Kashiyama Co Ltd	299
900		Oppein Home Group, Inc	16
830,835		Oriental Weavers	561
139,764	e,g	OVS S.p.A	257
20,015		Oxford Industries, Inc	1,506
345,000	e,g	Ozner Water International Holding Ltd	55
2,444,778		Pacific Textile Holdings Ltd	2,199
6,432		Page Industries Ltd	2,317
59,200		Paiho Shih Holdings Corp	82
1,211,635		Panasonic Corp	10,447
29,086		Pandora AS	1,362
402,000	*,†	Peace Mark Holdings Ltd	0
428,283		Persimmon plc	12,114
308,335	*	Peter England Fashions and Retail Ltd	981
152,349		Photo-Me International plc	158
20,656		PIK Group (GDR)	111
157,940		Polaris Industries, Inc	13,335
1,766,341		Pou Chen Corp	2,155
13,798,522		Prada S.p.A	41,133
398,200	e	Pressance Corp	4,963
45,018,500		PT Sri Rejeki Isman Tbk	1,070
1,045,660		Pulte Homes, Inc	29,237
14,235	*	Puma AG. Rudolf Dassler Sport	8,256
8,073	*,e	Purple Innovation, Inc	37
92,846		PVH Corp	11,323
211,000	e	Q Technology Group Co Ltd	180
71,500		Qingdao Haier Co Ltd	182
264,000		Quang Viet Enterprise Co Ltd	1,210
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
197,164		Rajesh Exports Ltd	$1,895
43,563		Ralph Lauren Corp	5,649
60,639		Raymond Ltd	710
1,271,879		Redrow plc	9,966
240,000	e,g	Regina Miracle International Holdings Ltd	170
28,344		Rinnai Corp	2,007
8,207		Rocky Brands, Inc	197
141,984	*,e	Roku, Inc	9,159
373,000	*	Roo Hsing Co Ltd	177
270,173		Ruentex Industries Ltd	710
29,623	e	Salvatore Ferragamo Italia S.p.A	636
3,724,518	*,g	Samsonite International	11,967
28,400		Sangetsu Co Ltd	516
103,821		Sankyo Co Ltd	3,964
17,625		SEB S.A.	2,967
25,204		Sega Sammy Holdings, Inc	298
162,300		Seiko Holdings Corp	3,872
26,000	e	Seiren Co Ltd	385
299,616		Sekisui Chemical Co Ltd	4,828
1,002,135		Sekisui House Ltd	16,607
61,456	e	Sharp Corp	679
676,024		Shenzhou International Group Holdings Ltd	9,083
30,745		Shimano, Inc	5,006
3,648		Sioen Industries NV	105
59,262	*	Skechers U.S.A., Inc (Class A)	1,992
252,844		Skyline Corp	4,804
2,956,000		Skyworth Digital Holdings Ltd	1,007
22,266	*,e	Sonos, Inc	229
4,169,630		Sony Corp	176,047
793,087	*,g	Spin Master Corp	22,196
52,200		Starts Corp, Inc	1,116
107,334		Steven Madden Ltd	3,632
21,057		Sturm Ruger & Co, Inc	1,116
766,354		Sumitomo Forestry Co Ltd	10,667
11,400		Superior Uniform Group, Inc	189
4,496		Surteco SE	126
14,280		Swatch Group AG.	4,090
3,243		Swatch Group AG. (Registered)	180
9,043		Symphony Ltd	180
616,602		Tainan Spinning Co Ltd	242
524,600		Taiwan Paiho Ltd	1,222
8,500		Tamron Co Ltd	155
1,246,154		Tapestry, Inc	40,488
1,144,000	*	Tatung Co Ltd	904
146,222	*	Taylor Morrison Home Corp	2,595
4,858,623		Taylor Wimpey plc	11,113
2,904,000		TCL Multimedia Technology Holdings Ltd	1,588
180,278	g	Technogym S.p.A	2,221
2,489,073		Techtronic Industries Co	16,763
16,524	e	Ted Baker plc	336
48,249	e	Telford Homes plc	178
245,628	*	Tempur Sealy International, Inc	14,165
1,769,000		Texhong Textile Group Ltd	2,699
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
458,000		Texwinca Holdings Ltd	$172
82,996	g	Thule Group AB	1,878
444,248		Titan Industries Ltd	7,324
5,530	e	Tod’s S.p.A.	256
5,290		Token Corp	344
528,485		Toll Brothers, Inc	19,131
349,447	*	TomTom NV	2,943
124,768		Tomy Co Ltd	1,290
66,917	*	TopBuild Corp	4,338
171,932	*	TRI Pointe Homes, Inc	2,173
33,200		TSI Holdings Co Ltd	191
143,303	e	Tsutsumi Jewelry Co Ltd	2,435
3,397		TTK Prestige Ltd	428
74,780		Tupperware Corp	1,913
119,254	*,e	Turtle Beach Corp	1,355
1,059,888	*,e	Under Armour, Inc (Class A)	22,406
344,547	*	Under Armour, Inc (Class C)	6,502
19,398	*	Unifi, Inc	375
237,400	*	Unitika Ltd	914
21,139	*	Universal Electronics, Inc	785
21,500	e	Universal Entertainment Corp	651
3,870		VAN DE Velde	136
26,768		Vardhman Textiles Ltd	420
63,719	*	Vera Bradley, Inc	844
26,121	*	Vestel Elektronik Sanayi	61
624,652		VF Corp	54,289
55,326	*,e	Victoria plc	311
18,093		VIP Industries Ltd	126
137,245	*	Vista Outdoor, Inc	1,099
47,000	*	Vulcabras Azaleia S.A.	81
33,564	*,e	Vuzix Corp	103
24,713		Wacoal Holdings Corp	615
306,500		Weiqiao Textile Co	122
498,612		Welspun India Ltd	429
115,036		Whirlpool Corp	15,287
34,372		Whirlpool of India Ltd	752
45,266	*	William Lyon Homes, Inc	696
458,521		Wolverine World Wide, Inc	16,383
48,684		Woongjin Coway Co Ltd	4,053
1,133,000		XTEP International Holdings	811
35,181		Yamaha Corp	1,762
21,980	*,e	YETI Holdings, Inc	665
12,800	e	Yondoshi Holdings, Inc	241
32,000	e	Yonex Co Ltd	195
11,899		Youngone Corp	342
8,997		Youngone Holdings Co Ltd	508
407,907		Yue Yuen Industrial Holdings	1,404
155,407	*	Zagg, Inc	1,410
190,764		Zeng Hsing Industrial Co Ltd	929
8,900		Zhejiang Semir Garment Co Ltd	16
22,900	e	Zojirushi Corp	239
		TOTAL CONSUMER DURABLES & APPAREL	2,148,613
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
CONSUMER SERVICES - 2.1%
8,200	*,e	500.com Ltd (ADR)	$114
211,214		888 Holdings plc	429
665,575		AA plc	789
45,003	*,g	AcadeMedia AB	252
1,185,962		Accor S.A.	48,042
9,391,000		Accordia Golf Trust	4,127
95,634	*	Adtalem Global Education, Inc	4,430
1,500	*,e	Adventure, Inc	73
270,907		Advtech Ltd	231
3,900		Aeon Fantasy Co Ltd	101
330,000		Ajisen China Holdings Ltd	94
538,500	e	Alsea SAB de C.V.	1,128
43,936	*	American Public Education, Inc	1,323
796,891		ARAMARK Holdings Corp	23,548
9,900		ARCLAND SERVICE Co Ltd	182
8,428,325	a	Arcos Dorados Holdings, Inc	60,431
237,560		Ardent Leisure Group Ltd	191
678,345		Aristocrat Leisure Ltd	11,831
54,100	e	Atom Corp	481
71,235		Autogrill S.p.A.	686
21,091	*,g	Basic-Fit NV	710
189,299		BBX Capital Corp	1,121
422,500	*	Beijing Sports and Entertainment Industry Group Ltd	132
536,879	*	Belmond Ltd.	13,384
64,825		Benesse Holdings Inc	1,687
1,886,900		Berjaya Sports Toto BHD	1,120
5,793		bet-at-home.com AG.	377
836,332	e	Betsson AB	6,346
154	*	Biglari Holdings, Inc (A Shares)	113
8,976	*	Biglari Holdings, Inc (B Shares)	1,269
25,210		BJ’s Restaurants, Inc	1,192
90,100		BK Brasil Operacao e Assessoria a Restaurantes S.A.	509
2,042,200		Bloomberry Resorts Corp	467
838,956		Bloomin’ Brands, Inc	17,157
19,304	e	Bluegreen Vacations Corp	287
148,442		Boyd Gaming Corp	4,061
164,274	*	Bright Horizons Family Solutions	20,881
48,229		Brinker International, Inc	2,140
4,300	e	BRONCO BILLY Co Ltd	102
1,010,741	*	Caesars Entertainment Corp	8,783
990,000		Cafe de Coral Holdings Ltd	2,521
345,883	*	Career Education Corp	5,714
1,060,368		Carnival Corp	53,782
157,493		Carnival plc	7,784
171,337		Carriage Services, Inc	3,298
404,915	*	Carrols Restaurant Group, Inc	4,037
38,419	*	Century Casinos, Inc	348
52,169	e	Cheesecake Factory	2,552
137,395	*	Chegg, Inc	5,237
32,473	*,e	Cherry AB	305
34,300		China International Travel Service Corp Ltd	358
792,000		China Maple Leaf Educational Systems Ltd	383
231,000	e,g	China New Higher Education Group Ltd	113
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,776,000		China Travel International Inv HK	$708
612,640	g	China Yuhua Education Corp Ltd	252
103,176	*	Chipotle Mexican Grill, Inc (Class A)	73,287
69,207		Choice Hotels International, Inc	5,380
43,792		Churchill Downs, Inc	3,953
21,042	*	Chuy’s Holdings, Inc	479
6,354		Cie des Alpes	171
50,851		City Lodge Hotels Ltd	421
58,428		Collins Foods Ltd	302
35,100	e	Colowide Co Ltd	728
2,109,789		Compass Group plc	49,640
42,327		Corporate Travel Management Ltd	767
91,140		Cox & Kings India Ltd	184
37,104	e	Cracker Barrel Old Country Store, Inc	5,996
25,700	e	Create Restaurants Holdings, Inc	318
341,000		Crown Resorts Ltd	2,789
95,361	e	Curro Holdings Ltd	157
89,000		CVC Brasil Operadora e Agencia de Viagens S.A.	1,245
156,343		Dadi Early-Childhood Education Group Ltd	1,249
953		Daekyo Co Ltd	5
85,000		Dahan Development Corp	172
4,200	e	Daisyo Corp	57
123,792		Dalata Hotel Group plc	817
153,264		Darden Restaurants, Inc	18,617
68,717		Dave & Buster’s Entertainment, Inc	3,427
44,309	*	Del Frisco’s Restaurant Group, Inc	284
40,346	*	Del Taco Restaurants, Inc	406
146,892	*	Denny’s Corp	2,695
137,653		Dignity plc	1,227
21,795		DineEquity, Inc	1,990
9,477		DO & CO AG.	779
55,243		Domino’s Pizza Enterprises Ltd	1,703
492,254		Domino’s Pizza Group plc	1,553
58,057		Domino’s Pizza, Inc	14,984
5,989		DoubleUGames Co Ltd	325
21,300		Doutor Nichires Holdings Co Ltd	405
78,699	*	Drive Shack, Inc	353
2,163,105	*	Dubai Parks & Resorts PJSC	143
56,068	e	Dunkin Brands Group, Inc	4,211
624,000		Dynam Japan Holdings Co Ltd	798
102,753		EIH Ltd	306
137,285	*	El Pollo Loco Holdings, Inc	1,786
83,968	*	Eldorado Resorts, Inc	3,920
64,666	g	Elior Participations S.C.A	866
15,183	*	Emerson Pacific, Inc	206
240,000		Emperor Entertainment Hotel Ltd	50
5,197	*,e	Empire Resorts, Inc	52
1,144,682	*	Enterprise Inns plc	3,176
833,200		Erawan Group PCL	185
506,500		Estacio Participacoes S.A.	3,441
29,734	g	Evolution Gaming Group AB	2,346
1,218,534		Extended Stay America, Inc	21,873
48,000		Fairwood Holdings Ltd	169
39,960	*	Famous Brands Ltd	236
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,710	*	Fiesta Restaurant Group, Inc	$416
120,170		Flight Centre Travel Group Ltd	3,590
22,990		Formosa International Hotels Corp	118
195,934	*	frontdoor, Inc	6,744
478,000		Fu Shou Yuan International Group Ltd	439
14,499	e	Fuji Kyuko Co Ltd	546
3,700	e	Fujita Kanko, Inc	91
224,606		G8 Education Ltd	484
21,300		GAEC Educacao S.A.	102
4,223,698		Galaxy Entertainment Group Ltd	28,785
28,230	*,e	Gaming Innovation Group, Inc	66
3,000		Genki Sushi Co Ltd	140
6,078,792		Genting BHD	9,900
6,806,871		Genting Singapore Ltd	5,236
1,716,905		Gold Reef Resorts Ltd	2,298
24,859	*,e	Golden Entertainment, Inc	352
53,155		Gourmet Master Co Ltd	354
8,333		Graham Holdings Co	5,693
102,838	*	Grand Canyon Education, Inc	11,776
16,511		Grand Korea Leisure Co Ltd	330
75,552	*	Great Canadian Gaming Corp	2,834
300,664		Greene King plc	2,606
230,800		Greggs plc	5,530
435,277		GVC Holdings plc	3,173
679,262		H&R Block, Inc	16,262
90,462	*	Habit Restaurants, Inc	979
517,000	*,g	Haichang Holdings Ltd	116
5,226		Hana Tour Service, Inc	334
15,835		Hiday Hidaka Corp	307
169,929	*	Hilton Grand Vacations, Inc	5,242
482,118		Hilton Worldwide Holdings, Inc	40,069
19,300		HIS Co Ltd	711
222,000		Hongkong & Shanghai Hotels	320
888,000	*,g	Hope Education Group Co Ltd	134
205,900	*,e	Hoteles City Express SAB de C.V.	220
549,220	*	Houghton Mifflin Harcourt Co	3,993
124,475		Huangshan Tourism Development Co Ltd	160
127,000	e	Huazhu Group Ltd (ADR)	5,352
123,564		Hyatt Hotels Corp	8,967
9,700		Ichibanya Co Ltd	424
457,162		IDP Education Ltd	4,739
581,945		Indian Hotels Co Ltd	1,301
136,814		InterContinental Hotels Group plc	8,234
249,715	e	International Game Technology plc	3,244
30,119		International Speedway Corp (Class A)	1,314
63,564	e	Invocare Ltd	642
61,527	*	J Alexander’s Holdings, Inc	604
85,633		Jack in the Box, Inc	6,941
33,093	*	Jackpotjoy plc	302
306,547		Jollibee Foods Corp	1,851
76,966		Jubilant Foodworks Ltd	1,604
142,720		Jumbo Interactive Ltd	1,314
262,847	*	K12, Inc	8,971
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,379	*,e	Kambi Group plc	$280
111,121		Kangwon Land, Inc	3,134
18,700	e	Kappa Create Co Ltd	244
14,600		Kisoji Co Ltd	350
6,200	*	KNT-CT Holdings Co Ltd	75
52,500		KOMEDA Holdings Co Ltd	998
56,200		Koshidaka Holdings Co Ltd	846
1,091,945		Kroton Educacional S.A.	2,956
8,200		Kura Corp	376
19,900	e	Kyoritsu Maintenance Co Ltd	989
979,570		Las Vegas Sands Corp	59,715
326,286	*	Laureate Education, Inc	4,884
106,682	*,g	Lemon Tree Hotels Ltd	124
40,237	e,g	LeoVegas AB	126
49,854	*	Lindblad Expeditions Holdings, Inc	760
4,555	*	Lotte Tour Development Co Ltd	51
5,926,000		Macau Legend Development Ltd	1,004
1,373,000		Magnum BHD	801
437,700	e	Mandarin Oriental International Ltd	855
524,243		Marriott International, Inc (Class A)	65,578
83,803		Marriott Vacations Worldwide Corp	7,836
372,327		Marston’s plc	498
4,000		Matsuya Foods Co Ltd	133
2,149,460		McDonald’s Corp	408,182
71,653		McDonald’s Holdings Co Japan Ltd	3,315
7,700	e	Meiko Network Japan Co Ltd	67
2,990,200	e	Melco Crown Entertainment Ltd (ADR)	67,549
459,000		Melco International Development	1,077
67,389		Melia Hotels International S.A.	626
607,653	g	Merlin Entertainments plc	2,720
2,435,894	e	MGM China Holdings Ltd	5,108
879,930		MGM Resorts International	22,579
1		Minor International PCL (ADR)	0	^
2,954,608		Minor International PCL (Foreign)	3,584
175,109		Mitchells & Butlers plc	618
8,126		Modetour Network, Inc	166
14,303	*	Monarch Casino & Resort, Inc	628
3,300	e	Monogatari Corp	269
14,200	e	MOS Food Services, Inc	345
26,009		MTY Food Group, Inc	1,145
3,967		Nathan’s Famous, Inc	271
128,127		Navitas Ltd	526
102,981		NetEnt AB	374
316,098		New Oriental Education & Technology Group (ADR)	28,477
19,513	*	Noodles & Co	133
485,626	*	Norwegian Cruise Line Holdings Ltd	26,690
8,900		Ohsho Food Service Corp	564
547,430		OPAP S.A.	5,658
15,666	*,e	Orascom Development Holding AG.	266
208,691		Oriental Land Co Ltd	23,736
73,439	*	Paddy Power plc	5,664
79,849		Pandox AB	1,431
27,264	e	Papa John’s International, Inc	1,444
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,100		Paradise Co Ltd	$381
48,524		Park Lawn Corp	998
1,147,204	g	Parques Reunidos Servicios Centrales SAU	13,950
38,470	†	Patisserie Holdings plc	108
1,382,495	*	Penn National Gaming, Inc	27,788
6,500	e	Pepper Food Service Co Ltd	135
4,200	e	PIA Corp	174
406,727	*	Planet Fitness, Inc	27,950
147,709	*	PlayAGS, Inc	3,535
195,006		Playtech Ltd	1,105
11,900	e	Plenus Co Ltd	190
32,595	*	Potbelly Corp	277
21,607		RCI Hospitality Holdings, Inc	496
259,913		Recipe Unlimited Corp	4,936
21,498	*	Red Lion Hotels Corp	174
16,559	*	Red Robin Gourmet Burgers, Inc	477
470,378		Red Rock Resorts, Inc	12,159
646,000		Regal Hotels International Holdings Ltd	406
138,656	*	Regis Corp	2,727
6,600		Renaissance, Inc	117
2,646,929		Resorts World BHD	2,079
50,700		Resorttrust, Inc	688
1,070,524	e	Restaurant Brands International, Inc	69,702
259,650	e	Restaurant Brands International, Inc (Toronto)	16,892
63,916		Restaurant Brands New Zealand Ltd	381
432,601		Restaurant Group plc	665
15,200	e	Ringer Hut Co Ltd	325
4,800	*,e	RISE Education Cayman Ltd (ADR)	47
84,000		Riso Kyoiku Co Ltd	388
45,800		Round One Corp	581
639,690		Royal Caribbean Cruises Ltd	73,321
16,400		Royal Holdings Co Ltd	411
164,772		Ruth’s Chris Steak House, Inc	4,216
16,600		Saizeriya Co Ltd	320
2,954,495		Sands China Ltd	14,870
117,004	g	Scandic Hotels Group AB	1,045
218,359	*	Scientific Games Corp (Class A)	4,459
283,370	*	SeaWorld Entertainment, Inc	7,300
35,796	g	Ser Educacional S.A.	186
348,294		Service Corp International	13,984
357,816	*	ServiceMaster Global Holdings, Inc	16,710
30,537	*	Shake Shack, Inc	1,806
1,438,120		Shangri-La Asia Ltd	2,045
148,600		Shenzhen Overseas Chinese Town Co Ltd	170
901		Shinsegae Food Co Ltd	74
151,571		Six Flags Entertainment Corp	7,480
3,632,148		SJM Holdings Ltd	4,152
110,664		SkiStar AB	1,218
1,075,413		Sky City Entertainment Group Ltd	2,835
164,400		Skylark Co Ltd	2,725
75,034		Sodexho Alliance S.A.	8,263
43,432	*	Sotheby’s (Class A)	1,640
19,742		Speedway Motorsports, Inc	286
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,780,172		SSP Group plc	$16,064
11,600		St Marc Holdings Co Ltd	261
489,616		Star Entertainment Grp Ltd	1,454
2,370,986		Starbucks Corp	176,259
201,280	*	Stars Group, Inc	3,518
43,893		Strategic Education Inc	5,764
3,400		Studio Alice Co Ltd	70
68,771	*	Sun International Ltd	260
34,700		Sushiro Global Holdings Ltd	2,392
1,664,893		Tabcorp Holdings Ltd	5,463
383,026		TAL Education Group (ADR)	13,820
18,700	e	Tarena International, Inc (ADR)	102
54,772	g	Telepizza Group S.A.	382
126,165		Texas Roadhouse, Inc (Class A)	7,846
790,824	e	Thomas Cook Group plc	257
151,702		Thomas Cook India Ltd	562
3,600	*,e	TKP Corp	119
54,000		Tokyo Dome Corp	516
9,200		Tokyotokeiba Co Ltd	279
12,500	e	Toridoll.corp	253
10,400	e	Tosho Co Ltd	289
20,455	*	Town Sports International Holdings, Inc	97
461,885		TUI AG. (DI)	4,430
17,500	*,e	Tuniu Corp (ADR)	84
615,901		Unibet Group plc (ADR)	6,178
73,434		Vail Resorts, Inc	15,957
16,500		Watami Co Ltd	241
150,941	*	Weight Watchers International, Inc	3,041
482,282		Wendy’s	8,628
17,526	*	Westlife Development Ltd	109
40,299		Wetherspoon (J.D.) plc	688
347,971		Whitbread plc	23,027
490,340		William Hill plc	1,026
138,515		Wingstop, Inc	10,531
332,000		Wisdom Education International Holdings Co Ltd	162
176,293		Wyndham Hotels & Resorts, Inc	8,813
227,881		Wyndham Worldwide Corp	9,227
1,618,761	*	Wynn Macau Ltd	3,823
236,823		Wynn Resorts Ltd	28,258
9,300	e	Yomiuri Land Co Ltd	363
40,900	e	Yoshinoya D&C Co Ltd	661
1,553,986		Yum China Holdings, Inc	69,789
720,048		Yum! Brands, Inc	71,868
76,300	e	Zensho Co Ltd	1,769
		TOTAL CONSUMER SERVICES	2,414,468

DIVERSIFIED FINANCIALS - 3.7%
928,053		3i Group plc	11,901
22,247		ABC Arbitrage	153
15,535		Ackermans & Van Haaren	2,344
465,330		Acom Co Ltd	1,664
118,500		Aeon Credit Service M BHD	488
168,370		AEON Financial Service Co Ltd	3,434
110,936		Affiliated Managers Group, Inc	11,882
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
47,607		AG Mortgage Investment Trust	$802
79,327		AGF Management Ltd	321
5,175	*	AGM Group Holdings, Inc	101
967,942		AGNC Investment Corp	17,423
229,200	*,e	Aiful Corp	577
32,516		Aker ASA (A Shares)	2,482
47,474	e	Alaris Royalty Corp	749
521,000		Alexander Forbes Group Holdings Ltd	182
1,026,877		Ally Financial, Inc	28,229
811,840		Amanat Holdings PJSC	209
2,081,676		American Express Co	227,527
279,297		Ameriprise Financial, Inc	35,778
151,402	e,g	Amigo Holdings plc	355
3,123,313		AMP Ltd	4,665
216,068	g	Amundi S.A.	13,607
642,434	g	Anima Holding S.p.A	2,627
1,870,212		Annaly Capital Management, Inc	18,683
128,087		Anworth Mortgage Asset Corp	517
19,500		Anxin Trust Co Ltd	21
150,550		Apollo Commercial Real Estate Finance, Inc	2,740
85,262	e	Arbor Realty Trust, Inc	1,106
286,614		Ares Commercial Real Estate Corp	4,354
40,836	e	Arlington Asset Investment Corp (Class A)	325
60,284	*	ARMOUR Residential REIT, Inc	1,177
101,025	e	Arrow Global Group plc	287
142,405		Artisan Partners Asset Management, Inc	3,584
1,171	*	Ashford, Inc	65
1,421,210		Ashmore Group plc	7,912
12,981	*,†	Asia Pacific Investment Partners Ltd	0	^
3,825	e	Associated Capital Group, Inc	151
16,990		Aurelius AG.	773
522,001		Australian Stock Exchange Ltd	25,930
12,541		Avanza AB	539
33,800		Avic Capital Co Ltd	30
1,380,447		AXA Equitable Holdings, Inc	27,802
76,548	*	Axactor SE	163
479,836		Ayala Corp	8,593
2,215	*,†	Ayala Corp Preferred	0	^
143,878	e	Azimut Holding S.p.A.	2,448
26,129		B. Riley Financial, Inc	436
141,030	e	B2Holding ASA	198
2,708,853		B3 S.A.-Brasil Bolsa Balcao	22,222
276,858		Bajaj Finance Ltd	12,080
121,249	e,g	Banca Farmafactoring S.p.A	738
169,490		Banca Generali S.p.A	4,219
28,964		Banca IFIS S.p.A.	478
145,907	e	Banca Mediolanum S.p.A	1,035
36,343		Banco Latinoamericano de Exportaciones S.A. (Class E)	724
2,094,133		Bank of New York Mellon Corp	105,607
543,156		BGC Partners, Inc (Class A)	2,884
207,235		BinckBank NV	1,464
218,404		BlackRock, Inc	93,339
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,169,417		Blackstone Group LP	$40,894
160,451		Blackstone Mortgage Trust, Inc	5,545
57,950	*	Blucora, Inc	1,934
484,000	e	BOCOM International Holdings Co Ltd	95
285,500	e	Bolsa Mexicana de Valores S.A. de C.V.	591
53,128		Bolsas y Mercados Espanoles	1,484
180,271	*	Brait S.A.	300
476,102		Brewin Dolphin Holdings plc	1,947
3,758,000	e	Bright Smart Securities & Commodities Group Ltd	941
1,195,554		Brookfield Asset Management, Inc	55,700
5,228		BSE Ltd	46
183,716		BT Investment Management Ltd	1,209
57,722		Bure Equity AB	967
380,572		Burford Capital Ltd	8,362
419,300		Bursa Malaysia BHD	706
146,328		Canaccord Financial, Inc	639
219,965	*	Cannae Holdings, Inc	5,336
1,201,106		Capital One Financial Corp	98,118
960,990		Capital Securities Corp	300
110,889		Capstead Mortgage Corp	953
201,936		CBOE Holdings, Inc	19,273
86,671		Cembra Money Bank AG.	8,202
30,400		Century Leasing System, Inc	1,325
110,661		Cerved Information Solutions S.p.A	1,102
5,026,028		Chailease Holding Co Ltd	20,595
671,459		Challenger Financial Services Group Ltd	3,957
15,600		Changjiang Securities Co Ltd	17
2,260,126		Charles Schwab Corp	96,643
20,242		Cherry Hill Mortgage Investment Corp	349
373,367		Chimera Investment Corp	6,997
520,000		China Bills Finance Corp	247
8,751,105		China Cinda Asset Management Co Ltd	2,434
1,248,000	*,†,e	China Ding Yi Feng Holdings Ltd	2,754
949,125		China Everbright Ltd	1,885
9,319,045		China Galaxy Securities Co Ltd	6,142
12,311,000	g	China Huarong Asset Management Co Ltd	2,623
978,000	g	China International Capital Corp Ltd	2,270
1,072,000	*,e	China LNG Group Ltd	170
25,800		China Merchants Securities Co Ltd	67
930,000	*	China Tonghai International Financial Ltd	65
10,464,000	*,e	Chong Sing Holdings FinTech Gr	87
443,702		CI Financial Corp	6,056
4,796,415		CITIC Securities Co Ltd	11,207
142,600		CITIC Securities Co Ltd (Class A)	525
4,757,723		ClearView Wealth Ltd	2,765
154,927		Close Brothers Group plc	2,938
89,337	g	CMC Markets plc	97
933,943		CME Group, Inc	153,708
253,808		Coface S.A.	2,244
26,717		Cohen & Steers, Inc	1,129
101,376		Colony Credit Real Estate, Inc	1,588
1,128,500		Concentradora Hipotecaria SAPI de C.V.	969
146,140		Coronation Fund Managers Ltd	466
7,808		Corp Financiera Alba	387
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
177,764	*	Corp Financiera Colombiana S.A.	$1,478
120,641	*	Cowen Group, Inc	1,748
34,063	*,†	Cox & Kings Ltd	32
60,781	*	Credit Acceptance Corp	27,469
22,917		Credit Analysis & Research Ltd	327
35,782	e	Credit Corp Group Ltd	565
46,942	e	Credit Saison Co Ltd	621
6,688,943		Credit Suisse Group	77,969
130,951		Credito Real SAB de C.V.	148
23,502		CRISIL Ltd	496
15,941	*	Curo Group Holdings Corp	160
381,152		Daewoo Securities Co Ltd	2,468
47,569		Daishin Securities Co Ltd	462
7,939		Daishin Securities Co Ltd PF	60
1,469,375		Daiwa Securities Group, Inc	7,162
6,775		Daou Data Corp	58
114,032		Daou Technology, Inc	2,128
60,533		DeA Capital S.p.A.	96
234,907		Deutsche Bank AG. (Registered)	1,915
7,871		Deutsche Beteiligungs AG.	292
230,851		Deutsche Boerse AG.	29,600
4,380		Diamond Hill Investment Group, Inc	613
1,155,000	*	Dingyi Group Investment Ltd	65
785,910		Discover Financial Services	55,925
56,615	e,g	doBank S.p.A	759
42,776	*	Donnelley Financial Solutions, Inc	636
1,276,349		Dubai Financial Market	256
98,835	*,g	DWS Group GmbH & Co KGaA	3,437
79,882		Dynex Capital, Inc	486
1,171,951		E*TRADE Financial Corp	54,414
226,267		Eaton Vance Corp	9,121
215,403		Eclipx Group Ltd	98
290,750		ECN Capital Corp	942
3,246,504		Edelweiss Capital Ltd	9,253
6,728	*,e	EFG Financial Products Holding AG.	250
61,372		EFG International	389
15,800		eGuarantee, Inc	158
323,975		Egyptian Financial Group-Hermes Holding	311
559,251		Element Financial Corp	3,536
25,361	*,e	Elevate Credit, Inc	110
2,022,000		Emperor Capital Group Ltd	103
31,530	*,e	Encore Capital Group, Inc	859
266,021	*	Enova International, Inc	6,071
240,575	*	Equitas Holdings Ltd	475
14,750		Eurazeo	1,109
1,712,646	g	Euronext NV	108,657
13,100		Everbright Securities Co Ltd	26
106,151		Evercore Partners, Inc (Class A)	9,660
249,114		Exantas Capital Corp	2,648
178,904		EXOR NV	11,619
63,540	*	Ezcorp, Inc (Class A)	592
40,541		Factset Research Systems, Inc	10,065
2,316,276		Far East Horizon Ltd	2,455
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
120,029		Federated Investors, Inc (Class B)	$3,518
979,830	*	FGL Holdings	7,711
67,795		Fiera Capital Corp	636
38,000		Financial Products Group Co Ltd	312
6,937	*	FinTech Group AG.	165
12,500		First Capital Securities Co Ltd	15
1,402,000		First Pacific Co	512
140,561		FirstCash, Inc	12,159
3,572,872	e	FirstRand Ltd	15,644
423,925		FlexiGroup Ltd	418
239,983	g	Flow Traders	6,617
30,925	*	Focus Financial Partners, Inc	1,102
27,400		Founder Securities Co Ltd	31
559,129		Franklin Resources, Inc	18,530
23,981,303		Fuhwa Financial Holdings Co Ltd	13,679
14,800		Fuyo General Lease Co Ltd	734
39,933	e	Gain Capital Holdings, Inc	251
6,173		GAMCO Investors, Inc (Class A)	127
4,300,200	e	Gentera SAB de C.V.	3,354
24,884	*	Georgia Capital plc	353
1,607,600		GF Securities Co Ltd	2,315
125,000		GF Securities Co Ltd (Class A)	300
10,474		Gimv NV	588
35,200		GMO Financial Holdings, Inc	205
1,308,377		Goldman Sachs Group, Inc	251,195
115,609		Granite Point Mortgage Trust, Inc	2,147
19,683		Great Ajax Corp	270
155,185	*	Green Dot Corp	9,412
23,271		Greenhill & Co, Inc	501
14,421		GRENKELEASING AG.	1,406
75,444		Groupe Bruxelles Lambert S.A.	7,335
364,067		Grupo de Inversiones Suramericana S.A.	4,184
204,118		Grupo de Inversiones Suramericana S.A. (Preference)	2,202
14,516		Gruppo MutuiOnline S.p.A	301
175,325		GT Capital Holdings, Inc	3,112
12,700		Guosen Securities Co Ltd	26
1,771,800	e	Guotai Junan International Hol	360
36,700		Guotai Junan Securities Co Ltd	110
708,000	g	Guotai Junan Securities Co Ltd (Hong Kong)	1,578
15,000		Guoyuan Securities Co Ltd	23
717,983		Haci Omer Sabanci Holding AS	1,013
3,172,162		Haitong Securities Co Ltd	4,115
127,700		Haitong Securities Co Ltd (Class A)	266
21,465		Hamilton Lane, Inc	935
9,069		Hankook Tire Worldwide Co Ltd	124
51,081	*	Hanwha Securities Co	98
265,280		Hargreaves Lansdown plc	6,445
29,876		Hellenic Exchanges S.A.	144
36,600		Hitachi Capital Corp	850
58,409	e,g	Hoist Finance AB	235
1,253,044		Hong Kong Exchanges and Clearing Ltd	43,779
42,178		Houlihan Lokey, Inc	1,934
1,638,400	*,g	Huatai Securities Co Ltd	3,283
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
90,816		Huatai Securities Co Ltd (Class A)	$302
29,651	e	HUB24 Ltd	292
2,074	*	Hypoport AG.	418
47,000		IBJ Leasing Co Ltd	1,111
35,600		Ichiyoshi Securities Co Ltd	250
38,012	g	ICICI Securities Ltd	133
365,175	*	IFCI Ltd	73
1,926,930		IG Group Holdings plc	13,058
181,207		IGM Financial, Inc	4,662
136,802		India Infoline Ltd	847
2,074,627		Indiabulls Housing Finance Ltd	25,667
151,625		Indiabulls Securities Ltd	712
38,140	g	Indian Energy Exchange Ltd	91
28,200		Industrial Securities Co Ltd	30
64,654		Industrivarden AB	1,356
406,395		Infrastructure Development Finance Co Ltd	273
116,792		IntegraFin Holdings plc	532
149,326		Interactive Brokers Group, Inc (Class A)	7,747
1,386,981		IntercontinentalExchange Group, Inc	105,605
842,673		Intermediate Capital Group plc	11,705
140,700		International Personal Finance plc	357
63,615	*	INTL FCStone, Inc	2,466
142,777		Inversiones La Construccion S.A.	2,482
711,413		Invesco Ltd	13,737
154,641		Invesco Mortgage Capital, Inc	2,443
926,555		Investec Ltd	5,425
339,966		Investec plc	1,959
20,665		Investment AB Kinnevik (B Shares)	536
26,012	*	Investment AB Oresund	370
240,362		Investor AB (B Shares)	10,835
194,771	e	IOOF Holdings Ltd	849
20,000		iShares Dow Jones US Financial Services Index Fund	2,496
395,808		iShares MSCI Canada Index Fund	10,940
1,985,977		iShares MSCI EAFE Index Fund	128,810
1,098,532		iShares MSCI Emerging Markets	47,149
2,408		iShares MSCI South Korea Index Fund	147
202,022	e	iShares Russell 1000 Value Index Fund	24,948
60,000	e	iShares Russell Midcap Growth Index Fund	8,140
29,400	e	J Trust Co Ltd	101
19,900		Jaccs Co Ltd	321
30,610	*	Jafco Co Ltd	1,099
10,600	e	Japan Investment Adviser Co Ltd	250
1,260,800		Japan Securities Finance Co Ltd	6,663
528,062		Jefferies Financial Group, Inc	9,922
773,193		Jih Sun Financial Holdings Co Ltd	239
364,678		JM Financial Ltd	495
213,768		JSE Ltd	1,958
61,308		Julius Baer Group Ltd	2,480
111,628		Julius Baer Holding AG.	349
1,150,130		Jupiter Investment Management Group Ltd	5,421
96,500	e	kabu.com Securities Co Ltd	485
53,593		KBC Ancora	2,490
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,774		KIWOOM Securities Co Ltd	$557
282,065		KKR Real Estate Finance Trust, Inc	5,647
38,684		Korea Investment Holdings Co Ltd	2,121
9,518		KRUK S.A.	378
147,751	*	Kumho Investment Bank	96
7,918		Kyobo Securities Co	66
10,000		Kyokuto Securities Co Ltd	93
581,297		Ladder Capital Corp	9,894
548,821		Ladenburg Thalmann Financial Services, Inc	1,553
534,303		Lazard Ltd (Class A)	19,310
187,237		Legg Mason, Inc	5,125
392,447	*	LendingClub Corp	1,213
697,633		London Stock Exchange Group plc	43,153
416,397		LPL Financial Holdings, Inc	29,002
73,738		Lundbergs AB (B Shares)	2,335
3,500	*	M&A Capital Partners Co Ltd	160
368,027		Macquarie Group Ltd	33,894
472,934		Magellan Financial Group Ltd	12,266
67,244		Magma Fincorp Ltd	114
297,967	*	Mahindra & Mahindra Financial Services Ltd	1,812
14,077,849		Man Group plc	24,938
1,007,586		Manappuram General Finance & Leasing Ltd	1,824
68,949		MarketAxess Holdings, Inc	16,967
10,557		Marlin Business Services Corp	227
34,100	*,e	Marusan Securities Co Ltd	202
68,200	*,e	Matsui Securities Co Ltd	643
71,235		Meritz finance Holdings Co Ltd	892
760,005		Meritz Securities Co Ltd	3,274
32,573,906		Metro Pacific Investments Corp	3,010
879,094		MFA Mortgage Investments, Inc	6,391
288,807		Mitsubishi UFJ Lease & Finance Co Ltd	1,474
37,677		MLP AG.	189
54,828		Moelis & Co	2,281
24,847		Moelis Australia Ltd	76
99,800	e	Monex Beans Holdings, Inc	346
300,002		Moody’s Corp	54,327
7,614,958		Morgan Stanley	321,351
56,417		Morningstar, Inc	7,108
42,503		Motilal Oswal Financial Services Ltd	369
177,390		MSCI, Inc (Class A)	35,272
463,100		Muangthai Capital PCL	644
998,772	*	Multi Commodity Exchange of India Ltd	11,615
165,920		Muthoot Finance Ltd	1,473
213,402		NASDAQ OMX Group, Inc	18,671
217,814		Natixis	1,167
483,497		Navient Corp	5,594
495,688		Navigator Global Investments Ltd	1,095
3,400		NEC Capital Solutions Ltd	52
22,351		Nelnet, Inc (Class A)	1,231
291,645	e	Netwealth Group Ltd	1,712
752,403		New Residential Investment Corp	12,723
200,870		New York Mortgage Trust, Inc	1,223
56,823	*	NewStar Financial, Inc	15
20,872		NICE Holdings Co Ltd	367
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,800	*,e	Noah Holdings Ltd (ADR)	$1,396
1,455,010		Nomura Holdings, Inc	5,258
200,726		Northern Trust Corp	18,148
46,152		Numis Corp plc	150
78,700		Okasan Holdings, Inc	293
1,192,488		OM Asset Management plc	16,170
622,945	*	On Deck Capital, Inc	3,376
684,230		OneMain Holdings, Inc	21,724
94,497		Onex Corp	5,330
500,000	e	OP Financial Investments Ltd	134
12,159		Oppenheimer Holdings, Inc	316
71,861	e	Orchid Island Capital, Inc	473
2,641,400	e	Orient Corp	2,701
16,900		Orient Securities Co Ltd	30
3,828,543		ORIX Corp	55,007
484,912		Osaka Securities Exchange Co Ltd	8,655
454,925		OzForex Group Ltd	540
44,184		P2P Global Investments plc	467
13,854		Pargesa Holding S.A.	1,086
18,788		Partners Group	13,668
69,222		PennyMac Mortgage Investment Trust	1,434
845,910		Peregrine Holdings Ltd	1,102
517,000	*,†	Peregrine Investment Holdings	0
59,121	e	Perpetual Trustees Australia Ltd	1,627
27,705		Pico Holdings, Inc	274
58,869	e	Pinnacle Investment Management Group Ltd	222
856,049	*	Pioneers Holding	346
16,838		Piper Jaffray Cos	1,226
23,507		PJT Partners, Inc	983
290,254	e	Platinum Asset Mangement Ltd	948
892,710		Plus500 Ltd	8,744
755,200	*	Pool Advista Indonesia Tbk PT	159
2,097,970		Power Finance Corp Ltd	3,728
54,243	*	PRA Group, Inc	1,454
400,082		President Securities Corp	181
152,617	*	Provident Financial plc	1,019
112,008		PSG Group Ltd	2,031
6,695,900	*	PT Kresna Graha Investama Tbk	284
132,792		Pzena Investment Management, Inc (Class A)	1,074
4,948,364	g	Quilter plc	9,459
726,718		Ratchthani Leasing PCL	126
33,035		Rathbone Brothers	958
158,176	e	Ratos AB (B Shares)	321
240,941		Raymond James Financial, Inc	19,374
36,714	e	Ready Capital Corp	539
113,588		Redwood Trust, Inc	1,834
63,719	*	Regional Management Corp	1,556
176,021		Reinet Investments S.C.A	3,011
52,776		Reliance Capital Ltd	156
737,035		Remgro Ltd	9,485
37,398		Repco Home Finance Ltd	251
2,195,623	g	Resurs Holding AB	13,611
10,800		Ricoh Leasing Co Ltd	326
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
568,969	e	RMB Holdings Ltd	$3,003
1,835,828		Rural Electrification Corp Ltd	4,047
649,118		S&P Global, Inc	136,672
35,368	*	Safeguard Scientifics, Inc	384
20,568		Samsung Card Co	623
66,881		Samsung Securities Co Ltd	1,968
80,705		Sanne Group plc	568
411,338		Santander Consumer USA Holdings, Inc	8,692
104,754	e	SBI Holdings, Inc	2,342
10,921		Schroders plc	385
305,496		SEI Investments Co	15,962
5	*,†	SFCG Co Ltd	0
11,600		Shanxi Securities Co Ltd	17
142,000	*,e	Sheng Ye Capital Ltd	136
74,200		Shenwan Hongyuan Group Co Ltd	61
398		Shinyoung Securities Co Ltd	20
706,569		Shriram Transport Finance Co Ltd	13,028
10,249	*,e	Siebert Financial Corp	121
9,962		Silvercrest Asset Management Group, Inc	142
2,212,030		Singapore Exchange Ltd	11,957
13,400		Sinolink Securities Co Ltd	21
104,853	*	SKS Microfinance Pvt Ltd	1,710
6,590,000	e	Skyway Securities Group Ltd	240
812,130		SLM Corp	8,048
768,475	*,†,e	SNS Reaal	9
3,595		Societe Fonciere Financiere et de Participations FFP	379
14,728		Sofina S.A.	2,865
9,900		SooChow Securities Co Ltd	15
35,900	e	Sparx Group Co Ltd	76
13,540		SPDR Trust Series 1	3,825
228,008	e	Sprott, Inc	517
316,350		Srisawad Corp PCL	530
430,515		St. James’s Place plc	5,769
2,095,935		Standard Life Aberdeen plc	7,204
884,882		Starwood Property Trust, Inc	19,777
1,489,758		State Street Corp	98,041
212,431		Stifel Financial Corp	11,208
6,600	e	Strike Co Ltd	136
1,339,000		Sun Hung Kai & Co Ltd	673
30,426		Sundaram Finance Ltd	685
54,134		Swissquote Group Holding S.A.	1,976
2,647,563		Synchrony Financial	84,457
472,339		T Rowe Price Group, Inc	47,291
1,980,814	e	Tai Fook Securities Group Ltd	782
641,000		Taiwan Acceptance Corp	2,384
60,928		Tamburi Investment Partners S.p.A.	426
8,197		Tata Investment Corp Ltd	99
646,702		TD Ameritrade Holding Corp	32,329
83,951		TMX Group Ltd	5,407
119,480		Tokai Tokyo Securities Co Ltd	434
51,744	*	Tong Yang Investment Bank	141
45,496		TPG RE Finance Trust, Inc	892
346,479		Tullett Prebon plc	1,328
427,513		Two Harbors Investment Corp	5,784
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,613,854		UBS AG.	$31,715
613,400	e	Unifin Financiera SAPI de C.V. SOFOM ENR	1,312
473,832		UOB-Kay Hian Holdings Ltd	431
293,724	*	Uranium Participation Corp	980
9,500	*,e	Uzabase, Inc	260
1,797		Value Line, Inc	44
582,000		Value Partners Group Ltd	453
20,090	e	Vanguard Emerging Markets ETF	854
25,000	e	Vanguard FTSE Developed Markets ETF	1,022
12,989		Verusa Holding AS.	51
169,896	e	Virtu Financial, Inc	4,035
8,746		Virtus Investment Partners, Inc	853
13,676	e	Volati AB	63
14,416		Vontobel Holding AG.	776
1,449,180		Voya Financial, Inc	72,401
1,856		VZ Holding AG.	486
92,689		Waddell & Reed Financial, Inc (Class A)	1,603
109,713		Warsaw Stock Exchange	1,115
1,684,637		Waterland Financial Holdings	574
46,560		Wendel	5,867
62,147		Western Asset Mortgage Capital Corp	636
16,700		Western Securities Co Ltd	29
62,328		Westwood Holdings Group, Inc	2,198
141,551		WisdomTree Investments, Inc	999
122,744		Woori Investment & Securities Co Ltd	1,458
7,930	*	World Acceptance Corp	929
13,700	e	Yintech Investment Holdings Ltd (ADR)	86
5,200	e	Yirendai Ltd (ADR)	70
570,049		Zeder Investments Ltd	163
59,600		Zenkoku Hosho Co Ltd	2,086
		TOTAL DIVERSIFIED FINANCIALS	4,295,143

ENERGY - 5.6%
322,626	*	Abraxas Petroleum Corp	403
2,419		Adams Resources & Energy, Inc	94
19,846,504		Adaro Energy Tbk	1,879
246,902	*,e	Advantage Oil & Gas Ltd	406
45,655		Aegis Logistics Ltd	134
6,670,000	e	Agritrade Resources Ltd	1,105
82,624	*	Akastor ASA	126
485,124	e	Aker BP ASA	17,301
86,148	*	Aker Solutions ASA	436
724,942		Anadarko Petroleum Corp	32,970
131,618	*	Antero Resources Corp	1,162
1,108,000	*	Anton Oilfield Services Group	175
449,239		Apache Corp	15,571
565,101	*	Apergy Corp	23,203
282,778	*,e	Approach Resources, Inc	100
727,195	e	ARC Resources Ltd	4,963
125,798		Arch Coal, Inc	11,482
909,836		Archrock, Inc	8,898
45,656	*	Ardmore Shipping Corp	281
555,857	*	Athabasca Oil Corp	354
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
759,743		Baker Hughes a GE Co	$21,060
229,600		Bangchak Corp PCL	233
2,094,310		Banpu PCL (Foreign)	1,071
66,191	*	Basic Energy Services, Inc	252
760,101	*	Baytex Energy Trust	1,291
5,101,971		Beach Petroleum Ltd	7,445
66,496		Berry Petroleum Co LLC	767
1,032,436		Bharat Petroleum Corp Ltd	5,937
326,539	e	Birchcliff Energy Ltd	870
128,230	*	Bonanza Creek Energy, Inc	2,910
45,996	e	Bonterra Oil & Gas Ltd	216
234,233	*,e	Borr Drilling Ltd	723
46,106	*,e	Bourbon S.A.	121
19,189,898		BP plc	139,347
689,885		BP plc (ADR)	30,162
4,650,000	*,†,e	Brightoil Petroleum Holdings Ltd	666
11,500	*,e	Bristow Group, Inc	13
1,734,100	*	Bumi Armada BHD	81
40,547	*,e,g	BW LPG Ltd	141
246,819	*	BW Offshore Ltd	1,284
136,043	*	C&J Energy Services, Inc	2,111
1,282,167		Cabot Oil & Gas Corp	33,465
115,029	*	Cactus, Inc	4,095
345,475	*	Cairn Energy plc	728
97,623	*,e	Calfrac Well Services Ltd	245
86,627	*	California Resources Corp	2,227
332,154	*,e	Callon Petroleum Co	2,508
271,376		Caltex Australia Ltd	5,049
598,081		Cameco Corp (Toronto)	7,049
582,331	*,e	Canacol Energy Ltd	1,978
1,394,195		Canadian Natural Resources Ltd (Canada)	38,278
29,772	*,e	CARBO Ceramics, Inc	104
177,345	e	Cardinal Energy Ltd	358
108,868	*	Carrizo Oil & Gas, Inc	1,358
2,064,121		Cenovus Energy, Inc (Toronto)	17,917
303,752	*,e	Centennial Resource Development, Inc	2,670
365,164		CES Energy Solutions Corp	746
2,492,792	*	CGG S.A.	5,098
863,462	*	Cheniere Energy, Inc	59,026
161,425		Chennai Petroleum Corp Ltd	637
1,793,861	*,e	Chesapeake Energy Corp	5,561
6,009,202		Chevron Corp	740,214
160,400		China Aviation Oil Singapore Corp Ltd	159
2,987,000		China Coal Energy Co	1,238
8,115,826		China Oilfield Services Ltd	8,761
196,500		China Shenhua Energy Co Ltd	573
12,912,795		China Shenhua Energy Co Ltd (Hong Kong)	29,469
10,704,000		China Suntien Green Energy Cor	3,261
211,064		Cimarex Energy Co	14,753
1,705,933	*	Clean Energy Fuels Corp	5,271
16,743,646		CNOOC Ltd	31,188
356,497	*	CNX Resources Corp	3,839
1,131,821		Coal India Ltd	3,874
118	*,†,b	Cobalt International Energy, Inc	0	^
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
104,684		Computer Modelling Group Ltd	$482
2,087,087		Concho Resources, Inc	231,583
1,802,958		ConocoPhillips	120,329
191,492	*	CONSOL Energy, Inc	6,553
497,629	*	Continental Resources, Inc	22,279
993,751	*	Cooper Energy Ltd	353
125		Core Laboratories NV	9
169,128		Cosan SA Industria e Comercio	1,842
44,200	e	Cosmo Energy Holdings Co Ltd	888
38,019	*,e	Covia Holdings Corp	213
741,227		Crescent Point Energy Corp	2,402
80,692		CVR Energy, Inc	3,325
29,261	*	Dawson Geophysical Co	86
3,213		Delek Group Ltd	557
2,218,117	e	Delek US Holdings, Inc	80,784
1,015,925	*	Denbury Resources, Inc	2,083
646,049	*	Devon Energy Corp	20,389
132,519		DHT Holdings, Inc	591
9,464,751		Dialog Group BHD	7,347
92,765	*,e	Diamond Offshore Drilling, Inc	973
1,166,573		Diamondback Energy, Inc	118,442
7,112,238		DNO International ASA	15,815
639,400	*	Dommo Energia S.A.	129
75,299	*	Dorian LPG Ltd	483
53,955	*	Dril-Quip, Inc	2,474
14,805		E1 Corp	842
30,092	*	Earthstone Energy, Inc	213
6,289,580		Ecopetrol S.A.	6,737
368,813		Empresas COPEC S.A.	4,682
184,049		Enagas	5,358
2,208,544		Enbridge, Inc (Toronto)	79,989
1,611,248		EnCana Corp	11,671
116,976		Enerflex Ltd	1,671
2,329,714		Energy Absolute PCL (Foreign)	3,529
1,168,600	*,†	Energy Earth PCL	0	^
108,189	*,e	Energy Fuels, Inc	360
421,422		Enerplus Resources Fund	3,532
3,233,485		ENI S.p.A.	57,131
3,162,486	*	Enquest plc (London)	784
742		Ensco plc	3
185,944		Ensign Energy Services, Inc	744
3,590,703		EOG Resources, Inc	341,763
271,871		EQT Corp	5,639
31,431	*	Equital Ltd	899
597,702		Equitrans Midstream Corp	13,018
91,574	*	Era Group, Inc	1,057
323,400		Esso Malaysia BHD	524
4,294		Esso SA Francaise	162
140,700		Esso Thailand PCL (Foreign)	49
102,140	*	Etablissements Maurel et Prom	393
90,210	e	Euronav NV	734
456,507		Evolution Petroleum Corp	3,081
16,942	*	Exmar NV	107
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
398,314	*	Exterran Corp	$6,712
248,169	*,e	Extraction Oil & Gas, Inc	1,050
335,588		Exxaro Resources Ltd	3,817
7,761,309		Exxon Mobil Corp	627,114
16,492	*,e	FLEX LNG Ltd	213
1,299,814		Formosa Petrochemical Corp	4,880
106,856	*	Forum Energy Technologies, Inc	546
98,559	*,e	Frank’s International NV	612
135,966	e	Freehold Royalty Trust	856
120,398	*,e	Frontline Ltd	778
42,411	*,e	Frontline Ltd (Sigmax MTF)	271
154,420	*	FTS International, Inc	1,544
49,007	*,e	Fugro NV	499
739,833		Galp Energia SGPS S.A.	11,855
279,530		GasLog Ltd	4,881
5,761,184		Gazprom (ADR)	26,041
91,365		Gaztransport Et Technigaz S.A.	8,317
235,983		Gibson Energy, Inc	4,056
445,653		Golar LNG Ltd	9,399
8,731	*	Goodrich Petroleum Corp	119
76,667		Great Eastern Shipping Co Ltd	315
46,949		Green Plains Renewable Energy, Inc	783
120,804		Grupa Lotos S.A.	2,624
142,650		GS Holdings Corp	6,644
117,400		Guanghui Energy Co Ltd	76
59,724		Gujarat Mineral Development Corp Ltd	70
48,406	*	Gulf International Services OSC	207
709,296	*	Gulf Keystone Petroleum Ltd	2,346
430,983	*	Gulfport Energy Corp	3,456
170,230	*,e	Halcon Resources Corp	230
19,141		Hallador Energy Co	101
1,673,026		Halliburton Co	49,020
394		Hankook Shell Oil Co Ltd	111
414,976	*	Helix Energy Solutions Group, Inc	3,282
189,505		Helmerich & Payne, Inc	10,529
404,251		Hess Corp	24,348
2,707,400	*	Hibiscus Petroleum BHD	708
726,747	*	HighPoint Resources Corp	1,606
1,310,839		Hindustan Petroleum Corp Ltd	5,391
25,947	e	Hoegh LNG Holdings Ltd	109
211,042		HollyFrontier Corp	10,398
1,417,000	*,e	Honghua Group Ltd	127
90,273		Hunting plc	699
834,507	*	Hurricane Energy plc	502
1,175,270		Husky Energy, Inc	11,653
154,150	e	Idemitsu Kosan Co Ltd	5,156
329,852		Imperial Oil Ltd	9,004
213,319	*	Independence Contract Drilling, Inc	591
3,675,506		Indian Oil Corp Ltd	8,658
2,021,800		Inner Mongolia Yitai Coal Co	2,489
3,920,242		Inpex Holdings, Inc	37,293
408,622	e	Inter Pipeline Ltd	6,761
37,994	*	International Seaways, Inc	651
13,965	*	ION Geophysical Corp	202
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,060,907		IRPC PCL (Foreign)	$1,978
1,498	*,e	Isramco, Inc	169
99,353		Itochu Enex Co Ltd	802
84,569	*,e	Jagged Peak Energy, Inc	885
5,900	*,†,b	Japan Drilling Co Ltd	0	^
40,900		Japan Petroleum Exploration Co	881
42,983	e	John Wood Group plc	284
3,482,160		JX Holdings, Inc	15,896
541,083	*	Keane Group, Inc	5,892
204,438	*	Kelt Exploration Ltd	843
55,694	*,e	Key Energy Services, Inc	226
196,680	e	Keyera Corp	4,638
45,959	g	Kinder Morgan Canada Ltd	548
757,475		Kinder Morgan, Inc	15,157
29,540	*	KLX Energy Services Holdings, Inc	743
96,209		Koninklijke Vopak NV	4,608
444,995		Kosmos Energy Ltd	2,772
513,101		Kvaerner ASA	752
438,105	*	Laredo Petroleum Holdings, Inc	1,354
154,070	e	Liberty Oilfield Services, Inc	2,371
56,022	*,e	Lilis Energy, Inc	66
25,538		Lubelski Wegiel Bogdanka S.A.	316
806,528		LUKOIL PJSC (ADR)	72,112
157,477		Lundin Petroleum AB	5,333
377,728		Magellan Midstream Partners LP	22,902
36,166	e	Mammoth Energy Services, Inc	602
2,073,698		Marathon Oil Corp	34,652
1,589,889		Marathon Petroleum Corp	95,155
2,222,148	*,e	Matador Resources Co	42,954
133,782	*	Matrix Service Co	2,619
364,955	*,e	McDermott International, Inc	2,715
353,529	*	MEG Energy Corp	1,349
219,162	*	Midstates Petroleum Co, Inc	2,141
13,000		Modec, Inc	371
890,677		MOL Hungarian Oil & Gas plc	10,214
15,059	*,e	Montage Resources Corp	227
84,425		Motor Oil Hellas Corinth Refineries S.A.	1,960
130,780		Mullen Group Ltd	1,172
191,227		Murphy Oil Corp	5,603
1,156,115		Nabors Industries Ltd	3,977
80,948		Naphtha Israel Petroleum Corp Ltd	515
595,794		National Oilwell Varco, Inc	15,872
16,951	*	Natural Gas Services Group, Inc	293
11,809	*,e	NCS Multistage Holdings, Inc	61
538,870	*,e	NEL ASA	364
140,243	e	Neste Oil Oyj	14,950
1,185,240		New Hope Corp Ltd	2,540
142,060		New Zealand Refining Co Ltd	204
21,362,000	*,e	Newocean Energy Holdings Ltd	6,096
245,971	*	Newpark Resources, Inc	2,253
408,293	*	NexGen Energy Ltd	660
11,728	*,e	NextDecade Corp	65
43,851	*	Nine Energy Service, Inc	993
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
480,565	*	Noble Corp plc	$1,379
320,618		Noble Energy, Inc	7,929
196,061	e	Nordic American Tanker Shipping	396
40,555	*,e	Northern Drilling Ltd	255
253,966	*	Northern Oil And Gas, Inc	696
70,571	*	Nostrum Oil & Gas plc	85
117,888		Novatek PJSC (GDR)	20,206
272,740	*	NuVista Energy Ltd	878
583,553	*	Oasis Petroleum, Inc	3,525
474,755	*	Obsidian Energy Ltd	130
1,275,842		Occidental Petroleum Corp	84,461
39,940	e	Ocean Yield ASA	296
258,581	*	Oceaneering International, Inc	4,078
55,175	*,e	Odfjell Drilling Ltd	173
403,700		Offshore Oil Engineering Co Ltd	385
2,346,500		Oil & Gas Development Co Ltd	2,457
6,926,193		Oil Refineries Ltd	3,394
1,180,928		Oil Search Ltd	6,570
74,952	*	Oil States International, Inc	1,271
185,493		OMV AG.	10,073
991,971		ONEOK, Inc	69,279
408,422	*	Ophir Energy plc	303
1,761,696		Origin Energy Ltd	9,018
102,684	*	Overseas Shipholding Group, Inc	235
332,160		Pakistan Oilfields Ltd	1,056
111,960		Pakistan State Oil Co Ltd	172
18,591		Panhandle Oil and Gas, Inc (Class A)	292
373,821	*	Par Pacific Holdings, Inc	6,658
85,581	*,e	Paramount Resources Ltd (Class A)	456
487,516	*	Parex Resources, Inc	7,632
266,528		Parkland Fuel Corp	8,143
8,474,875	*	Parsley Energy, Inc	163,565
101,350		Pason Systems, Inc	1,479
58,191		Patterson-UTI Energy, Inc	816
6,260		Paz Oil Co Ltd	936
182,678		PBF Energy, Inc	5,689
110,259	*	PDC Energy, Inc	4,485
199,194		Peabody Energy Corp	5,643
679,935		Pembina Pipeline Income Fund	24,977
576,500	*,e	Pengrowth Energy Trust	242
14,611	*	Penn Virginia Corp	644
177,604		Petrofac Ltd	1,132
4,121,205		Petroleo Brasileiro S.A.	32,788
7,778,719		Petroleo Brasileiro S.A. (Preference)	55,747
433,602	*,e	Petroleum Geo-Services ASA	1,003
1,523,100		Petron	188
258,059		Petronas Dagangan BHD	1,583
639,081		Petronet LNG Ltd	2,320
225,680		Peyto Exploration & Development Corp	1,180
1,209,976		Phillips 66	115,153
844,800		Pilipinas Shell Petroleum Corp	795
384,497	*	Pioneer Energy Services Corp	681
322,876		Pioneer Natural Resources Co	49,168
3,618,378		Plains All American Pipeline LP	88,686
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,751,855		Plains GP Holdings LP	$43,656
2,804,053		Polish Oil & Gas Co	4,573
387,295		Polski Koncern Naftowy Orlen S.A.	9,858
100,100	*,†	Poseidon Concepts Corp	0	^
156,438	e	PrairieSky Royalty Ltd	2,107
408,872	*	Precision Drilling Trust	970
444,947	*,e	Premier Oil plc	544
542,300		Prima Marine PCL	114
36,280	*	Profire Energy, Inc	65
580,105	*	ProPetro Holding Corp	13,076
27,353,100	*	PT Bumi Resources Tbk	237
2,820,000	*	PT Delta Dunia Petroindo Tbk	113
1,027,900		PT Indika Energy Tbk	132
3,787,866	*	PT Medco Energi Internasional Tbk	237
2,143,800		PT Tambang Batubara Bukit Asam Tbk	633
5,357,606		PT United Tractors Tbk	10,196
1,475,821		PTT Exploration & Production PCL (Foreign)	5,836
9,835,750		PTT PCL (Foreign)	14,790
170,904		Qatar Gas Transport Co Ltd	976
410,300		QGEP Participacoes S.A.	1,603
473,746	*	Questar Market Resources, Inc	3,690
40,855	*,e	Quintana Energy Services, Inc	177
386,840	e	Range Resources Corp	4,348
6,000,845		Reliance Industries Ltd	118,098
255,990	*,e	Renewable Energy Group, Inc	5,622
973,333		Repsol YPF S.A.	16,652
8,036	*	Rex American Resources Corp	648
22,614	*	RigNet, Inc	221
122,367	*	Ring Energy, Inc	718
5,243	*,e	Rosehill Resources, Inc	18
1,536,790	*	Rosneft Oil Co PJSC (GDR)	9,651
154,220	*	Rowan Cos plc	1,664
7,761,369		Royal Dutch Shell plc (A Shares)	243,908
5,267,887		Royal Dutch Shell plc (B Shares)	166,495
33,217	e	RPC, Inc	379
346,279	*	Saipem S.p.A	1,834
36,300		San-Ai Oil Co Ltd	298
302,031	*	SandRidge Energy, Inc	2,422
2,959,437		Santos Ltd	14,329
3,268,900	*	Sapurakencana Petroleum BHD	268
880,151		Saras S.p.A.	1,631
494,001	e	Sasol Ltd	15,403
118,296		SBM Offshore NV	2,253
3,036,187		Schlumberger Ltd	132,287
6,430		Schoeller-Bleckmann Oilfield Equipment AG.	534
56,831		Scorpio Tankers, Inc	1,128
69,325	*	SEACOR Holdings, Inc	2,931
20,360	*	SEACOR Marine Holdings, Inc	271
214,590		Secure Energy Services, Inc	1,314
50,503	*	Select Energy Services, Inc	607
106,782	e	SemGroup Corp	1,574
813,480	*	Senex Energy Ltd	214
496,200		Serba Dinamik Holdings BHD	459
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
50	*,†	Serval Integrated Energy Services	$0
830,096	*	Seven Generations Energy Ltd	5,994
405,755		Shaanxi Coal Industry Co Ltd	538
265,636		Shanxi Lu’an Environmental Energy Development Co Ltd	310
323,500		Shanxi Xishan Coal & Electricity Power Co Ltd	300
92,502		ShawCor Ltd	1,385
40,700		Shell Refining Co Federation Of Malaya BHD	58
107,600		Shinko Plantech Co Ltd	1,149
94,095	e	Ship Finance International Ltd	1,161
575,760	*	Showa Shell Sekiyu KK	19,218
486,200		Siamgas & Petrochemicals PCL	141
11,756	*	SilverBow Resources, Inc	270
4,600		Sinanen Co Ltd	87
576,000		Sinopec Kantons Holdings Ltd	262
59,959		SK Energy Co Ltd	9,485
7,464		SK Gas Co Ltd	601
194,026		SM Energy Co	3,394
51,183	*,e	Smart Sand, Inc	228
1,771,083		Snam Rete Gas S.p.A.	9,111
127,225		Soco International plc	114
46,306		S-Oil Corp	3,655
37,822	e	Solaris Oilfield Infrastructure, Inc	622
464,393	*,e	Sound Energy plc	131
1,069,280	*	Southwestern Energy Co	5,015
290,718	*	SRC Energy, Inc	1,488
510,128		Statoil ASA	11,182
175,430		Stobart Group Ltd	347
148,541		Subsea 7 S.A.	1,840
2,352,794		Suncor Energy, Inc	76,252
341,747	*	Superior Energy Services	1,596
293,151	e	Surge Energy, Inc	290
1,516,132		Surgutneftegaz (ADR) (London)	5,655
231,300	*	Talos Energy, Inc	6,143
286,813	*	Tamarack Valley Energy Ltd	522
721,484		Targa Resources Investments, Inc	29,978
345,197		Tatneft PJSC (ADR)	23,815
652		TechnipFMC plc	15
234,401		TechnipFMC plc (Euro OTC)	5,513
19,415	e	Tecnicas Reunidas S.A.	546
88,995	e	Teekay Corp	349
271,407		Teekay Tankers Ltd (Class A)	263
102,858	*,e	Tellurian, Inc	1,152
29,814		Tenaris S.A.	420
90,001	*	Tervita Corp	405
161,711	*	Tetra Technologies, Inc	378
169,568		TGS Nopec Geophysical Co ASA	4,631
1,209,955		Thai Oil PCL (Foreign)	2,650
55,773	*	Tidewater, Inc	1,293
215,161		TORC Oil & Gas Ltd	742
14,647		TORM plc	110
58,057		Total Energy Services, Inc	421
2,562,881	e	Total S.A.	142,623
194,403		Tourmaline Oil Corp	3,003
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,500		Toyo Kanetsu K K	$45
1,166,858	e	TransCanada Corp	52,408
2,541,037	*	Transocean Ltd (NYSE)	22,132
373,698	*	Trican Well Service Ltd	358
977,846	*	Tullow Oil plc	3,064
221,187		Tupras Turkiye Petrol Rafine	4,961
312,994		Ultrapar Participacoes S.A.	3,757
1,416,862	*	UMW Oil & Gas Corp BHD	99
198,524	*	Unit Corp	2,827
244,139	*,e	Uranium Energy Corp	342
98,409	e	US Silica Holdings Inc	1,708
1,269,646		Valero Energy Corp	107,704
185,266	*,e	Vallourec SA	436
15,582		Verbio AG.	121
106,288	e	Vermilion Energy, Inc	2,624
650,590	g	Viva Energy Group Ltd	1,134
449,494	*	W&T Offshore, Inc	3,102
462,158		Washington H Soul Pattinson & Co Ltd	8,649
1,306,910	*,e	Weatherford International Ltd	912
550,540	e	Whitecap Resources, Inc	1,899
4,098,030		Whitehaven Coal Ltd	11,823
65,571	*,e	Whiting Petroleum Corp	1,714
5,564,630		Williams Cos, Inc	159,816
752,000		Wison Engineering Services Co Ltd	107
954,974		Woodside Petroleum Ltd	23,445
209,663		World Fuel Services Corp	6,057
489,713		WorleyParsons Ltd	4,915
2,378,003	*	WPX Energy, Inc	31,176
2,061,066		Yanzhou Coal Mining Co Ltd	2,028
328,900		Yinson Holdings BHD	371
1,348,000	*	Yuan Heng Gas Holdings Ltd	103
202,622		Z Energy Ltd	864
52,604	*,e	Zion Oil & Gas, Inc	41
		TOTAL ENERGY	6,406,465

FOOD & STAPLES RETAILING - 1.4%
570,568		Aeon Co Ltd	11,951
16,200		Ain Pharmaciez Inc	1,218
2,643		Al Meera Consumer Goods Co	108
742,620		Alimentation Couche Tard, Inc	43,745
112,137		Almacenes Exito S.A.	511
33,917		Andersons, Inc	1,093
141,844		Arcs Co Ltd	3,124
1,006,300		Atacadao Distribuicao Comercio e Industria Ltd	5,163
120,827	*,g	Avenue Supermarts Ltd	2,564
63,165	e	Axfood AB	1,176
33,000		Axial Retailing, Inc	1,017
7,000		Belc Co Ltd	317
1,049,400		Berli Jucker PCL	1,640
7,055		BGF retail Co Ltd	1,358
297,857		Bid Corp Ltd	6,157
181,482		BIM Birlesik Magazalar AS	2,480
923,202		Carrefour S.A.	17,243
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
69,630		Casey’s General Stores, Inc	$8,966
53,888	e	Casino Guichard Perrachon S.A.	2,336
87,100		Cawachi Ltd	1,394
1,162,255		Centros Comerciales Sudamericanos S.A.	2,012
26,391	*	Chefs’ Warehouse Holdings, Inc	819
1,216,261		Cia Brasileira de Distribuicao Grupo Pao de Acucar	28,411
33,096		CJ Freshway Corp	969
221,684		Clicks Group Ltd	2,830
10,460		Cocokara Fine Holdings, Inc	416
1,210,020	*	Coles Group Ltd	10,181
44,394		Colruyt S.A.	3,280
5,252,400		Cosco Capital, Inc	765
11,100		Cosmos Pharmaceutical Corp	1,922
1,546,551		Costco Wholesale Corp	374,482
10,400,429		CP Seven Eleven PCL (Foreign)	24,508
44,100		Create SD Holdings Co Ltd	1,039
3,100		Daikokutenbussaan Co Ltd	108
346,800		Dairy Farm International Holdings Ltd	2,911
42,940	*,g	Dino Polska S.A.	1,352
217,537	e,g	Dis-Chem Pharmacies Ltd	365
340,269	e	Distribuidora Internacional de Alimentacion S.A.	249
20,182		Dongsuh Co, Inc	351
78,762		E-Mart Co Ltd	11,948
414,184		Empire Co Ltd	8,967
178,108		Eurocash S.A.	1,015
541,132	e	FamilyMart Co Ltd	13,794
5,900		Genky DrugStores Co Ltd	128
93,988		George Weston Ltd	6,758
35,000		Growell Holdings Co Ltd	1,189
190,900	e	Grupo Comercial Chedraui S.a. DE C.V.	370
29,725		GS Retail Co Ltd	1,026
18,100		Halows Co Ltd	359
135,400		Heiwado Co Ltd	2,885
27,683		Hyundai Greenfood Co Ltd	349
137,669	e	ICA Gruppen AB	5,527
18,349		Ingles Markets, Inc (Class A)	507
3,400		Itochu-Shokuhin Co Ltd	145
3,716,965		J Sainsbury plc	11,406
6,600	*	Japan Meat Co Ltd	118
192,264		Jeronimo Martins SGPS S.A.	2,839
31,700	e	Kansai Super Market Ltd	296
50,000		Kato Sangyo Co Ltd	1,652
52,671		Kesko Oyj (B Shares)	3,207
37,300		Kobe Bussan Co Ltd	1,417
2,077,850		Koninklijke Ahold Delhaize NV	55,320
1,874,006	n	Kroger Co	46,101
20,900	e	Kusuri no Aoki Holdings Co Ltd	1,498
263,800	*	La Comer SAB de C.V.	285
63,780		Lawson, Inc	3,538
42,800		Life Corp	920
279,650		Loblaw Cos Ltd	13,795
426,627		Magnit PJSC (GDR)	6,015
31,205		Majestic Wine plc	91
19,521		MARR S.p.A.	445
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
59,636	e	Massmart Holdings Ltd	$329
54,500		Matsumotokiyoshi Holdings Co Ltd	1,821
517,097		Metcash Ltd	974
384,538		Metro Wholesale & Food Specialist AG.	6,387
368,769		Metro, Inc	13,577
28,527	*	Migros Ticaret AS	70
98,800		Ministop Co Ltd	1,530
152,647	*	Natural Grocers by Vitamin C	1,824
2,800		Nihon Chouzai Co Ltd	95
2,300		Nishimoto Co Ltd	90
77,293		North West Co, Inc	1,666
12,000		Okuwa Co Ltd	121
578,213	*	Performance Food Group Co	22,920
1,239,646		Pick’n Pay Stores Ltd	5,706
1,003,822		President Chain Store Corp	9,896
27,032		Pricesmart, Inc	1,592
13,700		Qol Co Ltd	187
185,902		Raia Drogasil S.A.	3,100
100,905	e	Rallye S.A.	1,194
14,588		Rami Levi Chain Stores Hashikma Marketing Ltd	738
33,900	e	Retail Partners Co Ltd	357
1,339,693	*,e	Rite Aid Corp	851
607,100		Robinsons Retail Holdings, Inc	913
64,081	*	RP-SG Retail Ltd	148
47,279		Ryoshoku Ltd	1,238
11,800		San-A Co Ltd	473
733,713		Seven & I Holdings Co Ltd	27,683
1,576,100		Sheng Siong Group Ltd	1,211
5,800	e	Shoei Foods Corp	165
768,752		Shoprite Holdings Ltd	8,469
78,297		Shufersal Ltd	506
273,960	*	Smart & Final Stores, Inc	1,353
1,463,854	*	SMU S.A.	381
9,400		Sogo Medical Holdings Co Ltd	144
120,784	*	Sok Marketler Ticaret AS.	197
4,537,930		Sonae SPGS S.A.	4,698
220,988		Spar Group Ltd	2,944
244,597		Spartan Stores, Inc	3,882
433,000		Springland International Holdings Ltd	89
296,876	*	Sprouts Farmers Market, Inc	6,395
23,100		Sugi Pharmacy Co Ltd	1,019
2,501,027		Sun Art Retail Group Ltd	2,440
55,776		Sundrug Co Ltd	1,539
370,330		Sysco Corp	24,723
269,000		Taiwan TEA Corp	140
34,999,586		Tesco plc	105,926
32,777		Tsuruha Holdings, Inc	2,670
149,206	*	United Natural Foods, Inc	1,973
215,650		United Super Markets Holdings, Inc	2,136
672,350	*	US Foods Holding Corp	23,472
63,500		Valor Co Ltd	1,541
10,625		Village Super Market (Class A)	290
910,165		Walgreens Boots Alliance, Inc	57,586
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,396,250		Wal-Mart de Mexico SAB de C.V.	$22,459
4,144,742		Walmart, Inc	404,237
12,339		Weis Markets, Inc	504
904,553		WM Morrison Supermarkets plc	2,683
1,368,950		Woolworths Ltd	29,564
104,698		X5 Retail Group NV (GDR)	2,609
6,600		Yakuodo Co Ltd	159
21,000		Yaoko Co Ltd	1,033
150,900	e	Yokohama Reito Co Ltd	1,220
216,300		Yonghui Superstores Co Ltd	278
3,045	*,e	Zur Rose Group AG.	265
		TOTAL FOOD & STAPLES RETAILING	1,600,821

FOOD, BEVERAGE & TOBACCO - 4.0%
170,806	*,e	22nd Century Group, Inc	292
1,475,076	*,e	a2 Milk Co Ltd	14,433
199,477		AAK AB	2,978
6,801		Agrana Beteiligungs AG.	136
26,807		AGT Food & Ingredients, Inc	359
384,577		Ajinomoto Co, Inc	6,156
4,483		Alico, Inc	122
3,630,925		Altria Group, Inc	208,524
5,723,374		AMBEV S.A.	24,602
139,990		Anadolu Efes Biracilik Ve Malt Sanayii AS	440
725,845		Anheuser-Busch InBev S.A.	60,930
74,400		Anhui Kouzi Distillery Co Ltd	603
841,656		Archer Daniels Midland Co	36,301
10,600		Ariake Japan Co Ltd	569
622,966	*	Aryzta AG.	854
478,369		Asahi Breweries Ltd	21,354
944,548		Associated British Foods plc	30,035
211,740		Astral Foods Ltd	2,461
776,000		Ausnutria Dairy Corp Ltd	1,036
346,792		Austevoll Seafood ASA	4,106
219,839	*,e	Australian Agricultural Co Ltd	159
17,391		Avanti Feeds Ltd	103
191,173		AVI Ltd	1,196
117,720	e	B&G Foods, Inc (Class A)	2,875
36,674		Bakkafrost P	1,815
112,572	e,g	Bakkavor Group plc	183
6,661		Barry Callebaut AG.	12,040
115,353	e	Bega Cheese Ltd	375
129,600		Beijing Dabeinong Technology Group Co Ltd	103
1,236		Bell AG.	356
49,928	*,e	Bellamy’s Australia Ltd	395
2,455		Binggrae Co Ltd	145
107,000	*	Biostime International Holdings Ltd	671
11,929		Bonduelle S.C.A.	350
10,055	*	Boston Beer Co, Inc (Class A)	2,963
410,800		Boustead Plantations BHD	77
431,186	*	BRF S.A.	2,494
55,814		Britannia Industries Ltd	2,484
138,304		British American Tobacco Malaysia BHD	1,225
3,186,778		British American Tobacco plc	132,945
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,389		British American Tobacco plc (ADR)	$58
1,257,770		Britvic plc	15,610
91,200		Brown-Forman Corp (Class A)	4,667
472,270		Brown-Forman Corp (Class B)	24,926
632,000		Bumitama Agri Ltd	310
810,149		Bunge Ltd	42,995
263,267		C&C Group plc	946
19,142	e	Calavo Growers, Inc	1,605
62,174	e	Calbee, Inc	1,679
127,532		Cal-Maine Foods, Inc	5,692
80,800		Camil Alimentos S.A.	141
161,983	e	Campbell Soup Co	6,176
144,800		Carabao Group PCL	248
153,272		Carlsberg AS (Class B)	19,166
210,400		Carlsberg Brewery-Malay BHD	1,379
120,455	*,e	Castle Brands, Inc	84
25,666		CCL Products India Ltd	105
20,649	*,e	Celsius Holdings, Inc	88
592,600		Century Pacific Food, Inc	176
882,000		Charoen Pokphand Enterprise	1,483
11,386,126		Charoen Pokphand Foods PCL	9,153
1,904,000		China Agri-Industries Holdings Ltd	653
4,375,889	*,†,e	China Huishan Dairy Holdings Co Ltd	6
370,000	*,†	China Huiyuan Juice Group Ltd	0	^
2,464,946	*	China Mengniu Dairy Co Ltd	9,174
1,020,000	*	China Modern Dairy Holdings	169
1,439,164		China Resources Beer Holdings Company Ltd	6,070
45,700		Chubu Shiryo Co Ltd	483
420,364		Cia Cervecerias Unidas S.A.	6,018
6,737		CJ CheilJedang Corp	1,918
117,509		Cloetta AB	304
460,371		Coca-Cola Amatil Ltd	2,829
5,773		Coca-Cola Bottling Co Consolidated	1,662
12,006,458		Coca-Cola Co	562,623
119,117		Coca-Cola Embonor S.A.	283
654,033		Coca-Cola European Partners plc (Class A)	33,840
440,327		Coca-Cola Femsa S.A. de C.V.	2,911
288,237		Coca-Cola HBC AG.	9,829
42,423		Coca-Cola Icecek AS	232
120,300		Coca-Cola West Japan Co Ltd	3,060
5,976,000		Cofco International Ltd	2,361
417,000	*,e	COFCO Meat Holdings Ltd	152
7,231,358		ConAgra Brands, Inc	200,598
431,137		Constellation Brands, Inc (Class A)	75,591
14,401		Corby Spirit and Wine Ltd	196
201,051		Costa Group Holdings Ltd	735
203,565		Cott Corp (Toronto)	2,970
49,767	*	Craft Brewers Alliance, Inc	696
42,557		Cranswick plc	1,511
132,144		Daesang Corp	3,302
212,740		Dairy Crest Group plc	1,723
2,730,500	g	Dali Foods Group Co Ltd	2,039
868,790		Danone	66,898
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
264,905	*	Darling International, Inc	$5,735
6,060,775		Davide Campari-Milano S.p.A	59,545
116,448	e	Dean Foods Co	353
3,724,837		Diageo plc	152,428
643		Dongwon F&B Co Ltd	145
749		Dongwon Industries Co Ltd	154
5,100	e	Dydo Drinco, Inc	230
1,214,000	*,†,e	Dynasty Fine Wines Group Ltd	2
2,376,215		Eastern Tobacco	2,495
441,958		Easy Bio, Inc	2,684
66,922	e	Ebro Puleva S.A.	1,431
288,957		Embotelladora Andina S.A.	1,055
338,601		Embotelladoras Arca SAB de C.V.	1,886
2,398		Emmi AG.	2,111
27,100	e	Ezaki Glico Co Ltd	1,426
14,894	*	Farmer Bros Co	298
8,784		Farmsco	63
398,200		Feed One Co Ltd	634
881,700		Felda Global Ventures Holdings BHD	255
1,246,443		Fevertree Drinks plc	49,059
305,900		First Resources Ltd	370
150,709		Flowers Foods, Inc	3,213
2,147,563	e	Fomento Economico Mexicano S.A. de C.V.	19,821
19,318		ForFarmers NV	159
39,600		Foshan Haitian Flavouring & Food Co Ltd	510
125,500		Fraser & Neave Holdings BHD	1,072
53,757	e	Freedom Foods Group Ltd	172
123,018		Fresh Del Monte Produce, Inc	3,325
141,779	*	Freshpet, Inc	5,996
29,573		Fuji Oil Co Ltd	1,014
10,232		Fujicco Co Ltd	199
6,200		Fujiya Co Ltd	122
856,741	*	Future Consumer Ltd	554
258,635		Futuris Corp Ltd	1,117
685,120		General Mills, Inc	35,455
262,114		Genting Plantations BHD	681
120,100		GFPT PCL (Foreign)	53
168,803		Glanbia plc	3,302
23,469		Godfrey Phillips India Ltd	392
3,762,134		Golden Agri-Resources Ltd	778
129,299		GrainCorp Ltd-A	843
2,519,541		Great Wall Enterprise Co	2,888
269,854		Greencore Group plc	710
9,254	e	Greenyard Foods	35
28,940		Grieg Seafood ASA	351
295,440	e	Gruma SAB de C.V.	3,017
1,274,516		Grupo Bimbo S.A. de C.V. (Series A)	2,665
119,195	e	Grupo Herdez SAB de C.V.	266
541,159	*,e	Hain Celestial Group, Inc	12,512
100,970		Heineken Holding NV	10,131
246,084		Heineken NV	26,010
62,800		Henan Shuanghui Investment & Development Co Ltd	241
325,780		Hershey Co	37,409
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,700		Hokuto Corp	$272
258,846	e	Hormel Foods Corp	11,586
122,502	*	Hostess Brands, Inc	1,531
79,048	e	Hotel Chocolat Group Ltd	345
46,652	e	House Foods Corp	1,880
1,280,031		Imperial Tobacco Group plc	43,786
4,775,230		Indofood CBP Sukses Makmur Tbk	3,132
120,300		Industrias Bachoco SAB de C.V.	462
1,807,008	e	Inghams Group Ltd	5,610
114,020		Ingredion, Inc	10,797
83,200		Inner Mongolia Yili Industrial Group Co Ltd	359
1,366,597		IOI Corp BHD	1,494
5,762,720		ITC Ltd	24,717
43,500		Ito En Ltd	2,264
87,100	e	Itoham Yonekyu Holdings, Inc	543
18,254		J&J Snack Foods Corp	2,899
181,590		J.M. Smucker Co	21,155
1,532,121		Japan Tobacco, Inc	37,947
2,641,700		Japfa Ltd	1,270
716,397		JBS S.A.	2,913
358,609	e	Jeil Holdings Co Ltd	3,670
24,200		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	469
18,078		Jinro Ltd	295
9,998		John B. Sanfilippo & Son, Inc	719
25,100		J-Oil Mills, Inc	935
225,516		Juhayna Food Industries	175
53,073		Kagome Co Ltd	1,494
9,800		Kameda Seika Co Ltd	470
6,811		Kaveri Seed Co Ltd	45
250,273		Kellogg Co	14,361
4,900	e	Kenko Mayonnaise Co Ltd	97
226,272		Kerry Group plc (Class A)	25,255
322,900	e	Keurig Dr Pepper, Inc	9,032
9,200		KEY Coffee, Inc	173
1,164,460		Khon Kaen Sugar Industry PCL	112
192,171		Kikkoman Corp	9,449
1,115,931		Kirin Brewery Co Ltd	26,697
42,045		Koninklijke Wessanen NV	512
24,000		Kotobuki Spirits Co Ltd	921
1,486,253		Kraft Heinz Co	48,526
71,008		KRBL Ltd	345
138,702		KT&G Corp	12,648
319,852		Kuala Lumpur Kepong BHD	1,943
16,500		Kweichow Moutai Co Ltd	2,093
6,725		KWS Saat AG.	465
5,138		La Doria S.p.A	46
183,334		Lamb Weston Holdings, Inc	13,739
22,901		Lancaster Colony Corp	3,588
36,744	*	Landec Corp	451
912,495		Leroy Seafood Group ASA	6,629
413,028		Lien Hwa Industrial Corp	451
30,019		Limoneira Co	706
2,804		Lindt & Spruengli AG.	19,065
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
86		Lindt & Spruengli AG. (Registered)	$6,728
1,198		Lotte Chilsung Beverage Co Ltd	1,869
881		Lotte Confectionery Co Ltd	144
3,315		Lotte Samkang Co Ltd	1,854
19,200		Luzhou Laojiao Co Ltd	190
65,780		M Dias Branco S.A.	730
21,944		Maeil Dairies Co Ltd	1,671
108,973		Maple Leaf Foods, Inc	2,521
118,800	*	Marfrig Global Foods S.A.	181
46,600		Marudai Food Co Ltd	793
138,800		Maruha Nichiro Corp	4,973
82,332		McCormick & Co, Inc	12,402
26,900		Megmilk Snow Brand Co Ltd	656
124,901		MEIJI Holdings Co Ltd	10,153
22,202	e	MGP Ingredients, Inc	1,713
46,800	*	Minerva S.A.	84
25,000		Mitsui Sugar Co Ltd	616
171,250		Molson Coors Brewing Co (Class B)	10,215
6,044,555		Mondelez International, Inc	301,744
3,371,966	*	Monster Beverage Corp	184,042
21,460		Morinaga & Co Ltd	933
26,400		Morinaga Milk Industry Co Ltd	898
8,121		Muhak Co Ltd	91
21,200		Muyuan Foodstuff Co Ltd	200
6,000		Nagatanien Co Ltd	135
84,000		Namchow Chemical Industrial Ltd	146
165		Namyang Dairy Products Co Ltd	89
14,164	e	National Beverage Corp	818
20,966	*	Naturecell Co Ltd	233
32,738		Nestle India Ltd	5,176
52,700		Nestle Malaysia BHD	1,895
4,310,398		Nestle S.A.	410,998
70,100		New Hope Liuhe Co Ltd	139
62,300		Nichirei Corp	1,539
5,900		Nippon Beet Sugar Manufacturing Co Ltd	102
114,700		Nippon Flour Mills Co Ltd	1,971
69,172	e	Nippon Meat Packers, Inc	2,492
394,066		Nippon Suisan Kaisha Ltd	3,013
92,400		Nisshin Oillio Group Ltd	2,734
173,013		Nisshin Seifun Group, Inc	3,977
50,038		Nissin Food Products Co Ltd	3,443
1,705		Nong Shim Co Ltd	464
954		Nong Shim Holdings Co Ltd	72
7,339	e	Norway Royal Salmon ASA	170
26,531		Oceana Group Ltd	142
377,234		Origin Enterprises plc	2,226
11,939		Orion Corp	195
18,736		Orion Corp/Republic of Korea	1,652
14,027		Orior AG.	1,126
857,203		Orkla ASA	6,583
1,206		Ottogi Corp	820
734,016		PAN Fish ASA	16,399
2,897,694		PepsiCo, Inc	355,112
181,202		Pernod-Ricard S.A.	32,537
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,337,886		Philip Morris International, Inc	$383,426
74,691	*	Pilgrim’s Pride Corp	1,665
70,604		Pioneer Foods Ltd	392
58,511	*	Post Holdings, Inc	6,401
483,529		PPB Group BHD	2,169
425,260	*	Premier Foods plc	202
38,613	e	Premium Brands Holdings Corp	2,225
55,100		Prima Meat Packers Ltd	1,024
134,452	*	Primo Water Corp	2,079
5,689,300		PT Austindo Nusantara Jaya	404
5,001,300	*	PT BW Plantation Tbk	56
5,524,218		PT Charoen Pokphand Indonesia Tbk	2,485
422,211		PT Gudang Garam Tbk	2,470
26,753,900		PT Hanjaya Mandala Sampoerna Tbk	7,058
3,984,591		PT Indofood Sukses Makmur Tbk	1,785
16,811,300	*	PT Inti Agri Resources Tbk	215
14,982,200		PT Japfa Comfeed Indonesia Tbk	1,848
1,628,300		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	119
1,778,900		PT Salim Ivomas Pratama Tbk	55
1,878,100		PT Sawit Sumbermas Sarana Tbk	141
5,343,700		PT Tunas Baru Lampung Tbk	315
762		Pulmuone Co Ltd	66
9,871	*,e	Pyxus International, Inc	236
62,800		Q.P. Corp	1,509
2,308,400		QL Resources BHD	3,893
25,008		Radico Khaitan Ltd	143
22,495		Remy Cointreau S.A.	3,000
6,969,100		RFM Corp	634
93,447	e	Rhodes Food Group Pty Ltd	106
5,300		Riken Vitamin Co Ltd	168
10,100		Rock Field Co Ltd	149
126,892	e	Rogers Sugar, Inc	573
7,000		Rokko Butter Co Ltd	135
135,467		Royal Unibrew A.S.	10,004
10,100		S Foods, Inc	371
16,555		Sakata Seed Corp	564
308,110		Salmar ASA	14,799
1,225		Samlip General Foods Co Ltd	154
1,796		Samyang Corp	96
1,619		Samyang Foods Co Ltd	123
9,777		Samyang Holdings Corp	711
24,241	e	Sanderson Farms, Inc	3,196
220,900		Sao Martinho S.A.	1,035
296,200		Sapporo Holdings Ltd	6,481
231,667		Saputo, Inc	7,896
35,907		Scandi Standard AB	236
101,021	g	Scandinavian Tobacco Group A.S.	1,260
8,910	e	Schouw & Co	663
783		Seaboard Corp	3,355
53,381		Select Harvests Ltd	231
8,694	*	Seneca Foods Corp	214
24,937		Shanxi Xinghuacun Fen Wine Factory Co Ltd	224
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
42,700		Showa Sangyo Co Ltd	$1,156
1,699,160		Sime Darby Plantation BHD	2,091
583,440	*	Simply Good Foods Co	12,013
454,600		SLC Agricola S.A.	4,767
452,861		Standard Foods Corp	762
3,400		Starzen Co Ltd	116
125,311		Stock Spirits Group plc	375
33,871		Strauss Group Ltd	812
116,743		Suedzucker AG.	1,492
169,983		Suntory Beverage & Food Ltd	7,995
255,609	e	Swedish Match AB	13,042
145,680	*,e	Synlait Milk Ltd	1,053
85,700		Takara Holdings, Inc	1,016
293,100		Taokaenoi Food & Marketing PCL	87
430,582		Tassal Group Ltd	1,487
158,107		Tata Tea Ltd	465
697,019		Tate & Lyle plc	6,593
1,342,209		Thai Union Group PCL	817
778,900		Thai Vegetable Oil PCL (Foreign)	657
586,600		Thaifoods Group PCL	55
1,173,000	*	Tibet 5100 Water Resources Holdings Ltd	365
132,495		Tiger Brands Ltd	2,438
1,447,190		Tingyi Cayman Islands Holding Corp	2,389
52,309		Tongaat Hulett Ltd	78
70,300		Tongwei Co Ltd	127
20,125	e	Tootsie Roll Industries, Inc	749
65,536		Toyo Suisan Kaisha Ltd	2,498
627,796		Treasury Wine Estates Ltd	6,664
131,777	*	TreeHouse Foods, Inc	8,506
347,579		Tsingtao Brewery Co Ltd	1,640
14,500		Tsingtao Brewery Co Ltd (Class A)	93
110,000		Ttet Union Corp	364
56,283		Turning Point Brands, Inc	2,594
440,727		Tyson Foods, Inc (Class A)	30,600
83,735		Ulker Biskuvi Sanayi AS	256
1,219,000		Uni-President China Holdings Ltd	1,196
7,314,977		Uni-President Enterprises Corp	17,775
390,442	*	United Spirits Ltd	3,119
50,324		Universal Corp	2,900
626,094		Universal Robina	1,812
63,843		Varun Beverages Ltd	799
124,620		Vector Group Ltd	1,345
1,803		Venky’s India Ltd	59
3,863	e	Vilmorin & Cie	205
253,770		Vina Concha y Toro S.A.	529
23,754		Viscofan S.A.	1,487
3,671,614		Want Want China Holdings Ltd	3,054
6,000		Warabeya Nichiyo Co Ltd	99
772,000	*	Wei Chuan Food Corp	608
9,551,693	g	WH Group Ltd	10,217
3,375,288		Wilmar International Ltd	8,253
61,500		Wuliangye Yibin Co Ltd	868
155,730		Yakult Honsha Co Ltd	10,919
93,532	*	Yamazaki Baking Co Ltd	1,520
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
858,000		Yihai International Holding Ltd	$3,822
		TOTAL FOOD, BEVERAGE & TOBACCO	4,622,034

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
5,768,705		Abbott Laboratories	461,150
53,506	*	Abiomed, Inc	15,281
84,037	*,e	Acadia Healthcare Co, Inc	2,463
170,211	*	Accuray, Inc	812
40,318	*	Addus HomeCare Corp	2,564
650,637	e	Advanced Medical Solutions Group plc	2,682
372,094	*	AGFA-Gevaert NV	1,549
194,000	g	AK Medical Holdings Ltd	107
275,436		Alfresa Holdings Corp	7,849
9,480,659	*,e	Alibaba Health Information Technology Ltd	10,979
251,470	*,n	Align Technology, Inc	71,500
28,000	*	Alliar Medicos A Frente S.A.	104
237,646	*	Allscripts Healthcare Solutions, Inc	2,267
126,313	e	Ambu A.S.	3,351
79,827	*	Amedisys, Inc	9,839
33,516	*	American Renal Associates Holdings, Inc	206
242,234		AmerisourceBergen Corp	19,262
56,320	*	AMN Healthcare Services, Inc	2,652
335,936		Amplifon S.p.A.	6,556
54,221	*	Angiodynamics, Inc	1,239
151,321		Ansell Ltd	2,734
199,094	*,e	Antares Pharma, Inc	603
561,944		Anthem, Inc	161,267
97,567		Apollo Hospitals Enterprise Ltd	1,728
8,010	*,e	Apollo Medical Holdings, Inc	147
134,347		Arjo AB	495
24,835		As One Corp	1,976
104,600	*	Asahi Intecc Co Ltd	4,926
46,601		Ascom Holding AG.	625
126,306	*	AtriCure, Inc	3,384
5,084		Atrion Corp	4,467
61,229	g	Attendo AB	308
1,088,192		Australian Pharmaceutical Industries Ltd	1,173
58,349	*	Avanos Medical, Inc	2,490
39,174	*,e	AxoGen, Inc	825
8,792	*	Axonics Modulation Technologies, Inc	211
760,850		Bangkok Chain Hospital PCL	408
3,335,645		Bangkok Dusit Medical Services PCL (Foreign)	2,607
2,279,019		Baxter International, Inc	185,307
278,524		Becton Dickinson & Co	69,556
17,502	*,e,g	Biocartis NV	224
27,292		BioMerieux	2,257
172,344	*	BioScrip, Inc	345
49,316	*	BioTelemetry, Inc	3,088
70,600		BML, Inc	2,051
6,744		Boditech Med, Inc	72
4,012,194	*	Boston Scientific Corp	153,988
377,742	*	Brookdale Senior Living, Inc	2,486
357,365		Bumrungrad Hospital PCL (Foreign)	2,022
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
35,944		Cantel Medical Corp	$2,404
60,831	*	Capital Senior Living Corp	243
786,209		Cardinal Health, Inc	37,856
116,739	*	Cardiovascular Systems, Inc	4,513
91,111		Carl Zeiss Meditec AG.	7,614
171,128	*	Castlight Health, Inc	642
29,277		Cellavision AB	880
919	*	Celltrion Healthcare Co Ltd	54
690,881	*	Centene Corp	36,686
293,314	*	Cerner Corp	16,780
242,261	*	Cerus Corp	1,509
30,818		Chemed Corp	9,864
2,330,000	*	China Medical & HealthCare Group Ltd	53
449,000		China Resources Phoenix Healthcare Holdings Co Ltd	323
714,500		Chularat Hospital PCL	43
1,099,091	n	Cigna Corp	176,756
366,000	*,e	C-Mer Eye Care Holdings Ltd	233
93,634		Cochlear Ltd	11,545
84,133		Coloplast AS	9,235
32,374		CompuGroup Medical AG.	1,909
15,992	e	Computer Programs & Systems, Inc	475
40,284		Conmed Corp	3,351
2,116,516	g	ConvaTec Group plc	3,905
97,392		Cooper Cos, Inc	28,845
12,241	*	Corvel Corp	799
110,791	*	Covetrus, Inc	3,529
49,077	*	Cross Country Healthcare, Inc	345
43,569	*	CryoLife, Inc	1,271
37,801	*,e	CryoPort, Inc	488
32,153	*	Cutera, Inc	568
38,297	e	CVS Group plc	300
4,366,627		CVS Health Corp	235,492
62,600	*,e	CYBERDYNE, Inc	388
36,437	*,e	CytoSorbents Corp	276
1,432,323		Danaher Corp	189,095
125,663	*	DaVita, Inc	6,822
4,669		Dentium Co Ltd	252
427,469		Dentsply Sirona, Inc	21,198
462,214	*	DexCom, Inc	55,050
18,087		DiaSorin S.p.A.	1,824
5,582	*	DIO Corp	186
69,499	*	Diplomat Pharmacy, Inc	404
32,038	g	Dr Lal PathLabs Ltd	483
4,351		Draegerwerk AG.	206
1,827		Draegerwerk AG. & Co KGaA	78
1,197,427	*	Edwards Lifesciences Corp	229,104
17,800		Eiken Chemical Co Ltd	420
4,671	e	El.En. S.p.A	99
76,900	*,e	Elan Corp	1,030
9,058	*,e	ElectroCore LLC	63
343,493	e	Elekta AB (B Shares)	4,279
101,067		EMIS Group plc	1,382
330,053		Encompass Health Corp	19,275
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
106,002		Ensign Group, Inc	$5,426
113,952		Estia Health Ltd	218
189,000	*,e	Evolent Health, Inc	2,378
128,825	e	Extendicare, Inc	727
182,519		Fagron NV	3,280
803,276		Fisher & Paykel Healthcare Corp	8,599
100,400		Fleury S.A.	523
7,668	*	FONAR Corp	157
218,864	*	Fortis Healthcare Ltd	429
253,627		Fresenius Medical Care AG.	20,498
343,157		Fresenius SE	19,180
71,285	g	Galenica AG.	3,532
4,576,000	g	Genertec Universal Medical Group Company Limited	4,167
649,092	*	Genesis Health Care, Inc	935
99,498	*,e	GenMark Diagnostics, Inc	705
130,212		Getinge AB (B Shares)	1,518
24,000		Ginko International Co Ltd	182
41,616	*	Glaukos Corp	3,261
95,010	*	Globus Medical, Inc	4,694
594,270	e	GN Store Nord	27,599
832,000	e	Golden Meditech Holdings Ltd	85
58,300		Green Hospital Supply, Inc	2,398
200,900	*,e	Guardant Health, Inc	15,409
10,498		Guerbet	632
212,870	*	Haemonetics Corp	18,622
1,256,300		Hartalega Holdings BHD	1,427
1,239,736		HCA Holdings, Inc	161,637
449,600		Healius Ltd	840
136,198	*	HealthEquity, Inc	10,076
1,021,787		Healthscope Ltd	1,763
88,806		HealthStream, Inc	2,492
20,374	*,e	Helius Medical Technologies, Inc	136
170,074	*	Henry Schein, Inc	10,223
8,629	*	Heska Corp	734
179,399		Hill-Rom Holdings, Inc	18,991
18,160	*	HLB Life Science CO Ltd	258
387,394	*	HMS Holdings Corp	11,471
26,500		Hogy Medical Co Ltd	936
2,653,995	*	Hologic, Inc	128,453
306,316		Hoya Corp	20,290
41,250		Huadong Medicine Co Ltd	200
76,729		Humana AB	576
392,376		Humana, Inc	104,372
2,364		Huons Global Co Ltd	85
17,856	*	ICU Medical, Inc	4,273
185,348	*	IDEXX Laboratories, Inc	41,444
5,813,142		IHH Healthcare BHD	8,230
4,865		InBody Co Ltd	93
39,625	*	Inogen Inc	3,779
105,626	*,e	Inovalon Holdings, Inc	1,313
36,035	*	Inspire Medical Systems, Inc	2,046
25,400		Instituto Hermes Pardini S.A.	132
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
104,750	*,e	Insulet Corp	$9,961
268,619	*	Integer Holding Corp	20,259
72,414	*	Integra LifeSciences Holdings Corp	4,035
10,525	*	IntriCon Corp	264
499,344	*	Intuitive Surgical, Inc	284,916
45,478		Invacare Corp	381
12,519	e	Ion Beam Applications	212
4,977	*,e	iRadimed Corp	140
120,905	*	iRhythm Technologies, Inc	9,063
31,900	e	Japan Lifeline Co Ltd	529
19,600		Jeol Ltd	354
32,300		Jointown Pharmaceutical Group Co Ltd	75
1,479,256		Koninklijke Philips Electronics NV	60,439
181,707		Korian-Medica	7,358
1,111,000		Kossan Rubber Industries	958
9,432,192		KPJ Healthcare BHD	2,266
109,277	*	Laboratory Corp of America Holdings	16,717
104,283	*	Lantheus Holdings, Inc	2,553
11,961		Le Noble Age	629
48,317		LeMaitre Vascular, Inc	1,498
37,670	*	LHC Group, Inc	4,176
1,070,256		Life Healthcare Group Holdings Pte Ltd	1,994
1,172,000	*,e	Lifetech Scientific Corp	251
182,752	*	LivaNova plc	17,773
190,168		M3, Inc	3,200
49,954	*	Magellan Health Services, Inc	3,293
18,100		Mani, Inc	888
84,691	*	Masimo Corp	11,711
624,424		McKesson Corp	73,095
1,820	*,g	Medartis Holding AG.	102
10,500	*,e	Medical Data Vision Co Ltd	102
83,982	e	Medical Facilities Corp	1,108
41,328		Medicare Group	753
421,901		Mediceo Paltac Holdings Co Ltd	10,039
294,173		Mediclinic International plc	1,169
73,167	*	Medidata Solutions, Inc	5,359
7,788	*	Medipost Co Ltd	263
92,789	*	MEDNAX, Inc	2,521
2,764,797		Medtronic plc	251,818
96,640		Meinian Onehealth Healthcare Holdings Co Ltd	268
13,900		Menicon Co Ltd	402
61,344		Meridian Bioscience, Inc	1,080
66,020	*	Merit Medical Systems, Inc	4,082
141,063		Metlifecare Ltd	480
228,832		Microport Scientific Corp	215
31,000		Miraca Holdings, Inc	771
44,785	*,g	MLP Saglik Hizmetleri AS.	102
206,234	*	Molina Healthcare, Inc	29,277
13,636		Nagaileben Co Ltd	296
36,800		Nakanishi, Inc	720
133,760	*	Nanosonics Ltd	415
24,499		National Healthcare Corp	1,859
23,625		National Research Corp	912
39,373	*	Natus Medical, Inc	999
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
79,163	*	Neogen Corp	$4,543
3,939,761		Network Healthcare Holdings Ltd	6,408
1,406		Neuca S.A.	93
15,814	*	Neuronetics, Inc	241
246,314	*	Nevro Corp	15,397
95,058	*	NextGen Healthcare, Inc	1,600
86,000	e	Nichii Gakkan Co	1,014
55,800		Nihon Kohden Corp	1,663
103,167		Nikkiso Co Ltd	1,208
83,632		Nipro Corp	1,082
168,044	e	NMC Health plc	5,009
42,154	g	NNIT A.S.	1,088
266,581	*	Novocure Ltd	12,841
63,873	*	NuVasive, Inc	3,627
22,525	*	Nuvectra Corp	248
155,000		Odontoprev S.A.	649
860,672		Olympus Corp	9,363
74,909	*	Omnicell, Inc	6,056
296,399	*	OraSure Technologies, Inc	3,305
84,587	e	Oriola-KD Oyj (B Shares)	223
26,370	e	Orpea	3,166
65,681	*	Orthofix International NV	3,705
9,930	*	OrthoPediatrics Corp	439
6,018	*	Osstem Implant Co Ltd	287
80,525		Owens & Minor, Inc	330
184,116	*	Oxford Immunotec Global plc	3,172
25,800		Paramount Bed Holdings Co Ltd	1,147
100,367		Patterson Cos, Inc	2,193
29,221	*	Penumbra, Inc	4,296
20,202	*,e	PetIQ, Inc	635
44,578		Phonak Holding AG.	8,834
79,000	*,†	Pihsiang Machinery Manufacturing Co Ltd	0	^
510,531	*	Premier, Inc	17,608
292,100	*	Principal Capital PCL	44
144,075		Pro Medicus Ltd	1,518
119,453	*	Providence Service Corp	7,958
12,751	*,e	Pulse Biosciences, Inc	224
612,600		Qualicorp S.A.	2,453
165,427		Quest Diagnostics, Inc	14,875
42,902	*	Quidel Corp	2,809
47,859	*,e	Quorum Health Corp	67
403,340	*	R1 RCM, Inc	3,900
169,779	*	RadNet, Inc	2,104
453,507	e	Raffles Medical Group Ltd	358
110,588		Ramsay Health Care Ltd	5,057
13,117	*,e	RaySearch Laboratories AB	146
69,202		Regis Healthcare Ltd	169
152,450		Resmed, Inc	15,850
13,969		Rhoen Klinikum AG.	402
85,900		Rion Co Ltd	1,584
155,900		Riverstone Holdings Ltd	125
57,959	*,e	Rockwell Medical, Inc	330
68,352	*	RTI Biologics, Inc	411
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
373,404		Ryman Healthcare Ltd	$3,118
32,200		Sartorius AG.	5,534
25,318	*	SeaSpine Holdings Corp	382
4,000	e	Seed Co Ltd	42
845,962		Selcuk Ecza Deposu Ticaret ve Sanayi AS	583
216,107	*	Select Medical Holdings Corp	3,045
119,412	*,e	Senseonics Holdings, Inc	293
3,992,415		Shandong Weigao Group Medical Polymer Co Ltd	3,818
79,700		Shanghai Pharmaceuticals Holding Co Ltd	245
648,640		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	1,414
10,525	*,e	SI-BONE, Inc	198
168,181	g	Siemens Healthineers AG.	7,022
86,676	e	Sienna Senior Living, Inc	1,228
126,137	*	Sientra, Inc	1,082
726,900		Sigma Healthcare Ltd	271
16,509		Simulations Plus, Inc	349
954,671		Sinopharm Group Co	3,980
554,188	e	Smith & Nephew plc	11,006
1,500		Software Service, Inc	138
26,100	e	Solasto Corp	295
494,030		Sonic Healthcare Ltd	8,622
151,767	g	Spire Healthcare Group plc	256
28,000		St. Shine Optical Co Ltd	546
333,439	*	Staar Surgical Co	11,400
197,341		STERIS plc	25,266
3,013		STRATEC Biomedical AG.	204
23,224		Straumann Holding AG.	18,986
719,188		Stryker Corp	142,054
16,484		Suheung Capsule Co Ltd	374
223,965		Summerset Group Holdings Ltd	1,007
6,881,400		Supermax Corp BHD	2,486
26,403	*,e	Surgery Partners, Inc	298
16,423	*	SurModics, Inc	714
119,312		Suzuken Co Ltd	6,921
82,342		Sysmex Corp	4,988
21,505	*,e	Tabula Rasa HealthCare, Inc	1,213
21,332	*,e	Tactile Systems Technology, Inc	1,125
25,000		TaiDoc Technology Corp	136
62,935	*	Tandem Diabetes Care, Inc	3,996
111,526	*,e	Teladoc, Inc	6,201
13,346		Teleflex, Inc	4,033
175,168	*	Tenet Healthcare Corp	5,052
455,152		Terumo Corp	13,930
71,600		Thonburi Healthcare Group PCL	72
55,904	*	Tivity Health, Inc	982
275,000	e	Toho Pharmaceutical Co Ltd	6,874
11,200		Tokai Corp (GIFU)	273
1,369,400		Top Glove Corp BHD	1,552
2,414,000	†,e	Town Health International Medical Group Ltd	3
209,971	*,e	TransEnterix, Inc	500
162,076	*	Triple-S Management Corp (Class B)	3,699
30,200		Tsuki Corp	190
140,778		United Drug plc	1,038
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,832,801		UnitedHealth Group, Inc	$700,439
163,117		Universal Health Services, Inc (Class B)	21,820
14,550		US Physical Therapy, Inc	1,528
4,587		Utah Medical Products, Inc	405
4,119		Value Added Technologies Co Ltd	88
5,963	*	Vapotherm, Inc	117
48,253	*	Varex Imaging Corp	1,635
98,458	*	Varian Medical Systems, Inc	13,953
361,664	*	Veeva Systems, Inc	45,881
3,485,500		Vibhavadi Medical Center PCL (Foreign)	212
3,966		Vieworks Co Ltd	118
81,100	*,e	ViewRay, Inc	599
53,828		Virtus Health Ltd	153
181,100	e	VITAL KSK Holdings, Inc	1,790
36,122	*	Vocera Communications, Inc	1,143
78,229	*	WellCare Health Plans, Inc	21,102
73,149		West Pharmaceutical Services, Inc	8,061
181,864	*,e	William Demant Holding A.S.	5,383
745,534	*,e	Wright Medical Group NV	23,447
99,272	*	Xvivo Perfusion AB	1,746
5,041		Ypsomed Holding AG.	646
1,864,154		Zimmer Biomet Holdings, Inc	238,052
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,489,336

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
3,340		Aekyung Industrial Co Ltd	146
28,991		Amorepacific Corp	4,825
8,361		Amorepacific Corp (Preference)	790
1,351	*	Avon Products, Inc	4
44,237		Bajaj Corp Ltd	197
91,734		Beiersdorf AG.	9,550
4,549,700		Best World International Ltd	7,304
8,463	e	Blackmores Ltd	560
89,572	e	BWX Ltd	145
69,968	*,e	Central Garden & Pet Co	1,788
135,932	*	Central Garden and Pet Co (Class A)	3,160
22,000		Chlitina Holding Ltd	211
314,205		Church & Dwight Co, Inc	22,381
183,850		Clorox Co	29,501
2,213,457		Colgate-Palmolive Co	151,710
3,906		Cosmax, Inc	523
446,257	e	Coty, Inc	5,132
655,349		Dabur India Ltd	3,866
7,600		Earth Chemical Co Ltd	353
155,405	*	Edgewell Personal Care Co	6,821
80,478		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	39
33,135	*,e	elf Beauty, Inc	351
107,142		Emami Ltd	619
1,046,601		Energizer Holdings, Inc	47,024
479,491	e	Essity AB	13,837
1,058,985		Estee Lauder Cos (Class A)	175,315
37,900	*	Euglena Co Ltd	236
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
102,100		Fancl Corp	$2,648
8,296		Gillette India Ltd	790
426,227		Godrej Consumer Products Ltd	4,222
62,000		Grape King Industrial Co	401
563,447		Hengan International Group Co Ltd	4,940
82,288		Henkel KGaA	7,830
149,583		Henkel KGaA (Preference)	15,284
341,287	*	Herbalife Ltd	18,085
896,043		Hindustan Lever Ltd	22,070
8,634		Inter Parfums S.A.	469
24,510		Inter Parfums, Inc	1,860
4,259		It’s Skin Co Ltd	113
50,293		Jamieson Wellness, Inc	709
9,273	*	Jayjun Cosmetic Co Ltd	82
88,125		Jyothy Laboratories Ltd	233
558,407		Kao Corp	44,073
552,277		Kimberly-Clark Corp	68,427
1,180,016	*,e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,003
42,900	e	Kitanotatsujin Corp	181
144,500		Kobayashi Pharmaceutical Co Ltd	12,226
6,021		Kolmar BNH Co Ltd	155
7,557		Korea Kolmar Co Ltd	531
4,028		Korea Kolmar Holdings Co Ltd	137
50,100		Kose Corp	9,234
9,683		LG Household & Health Care Ltd	12,100
2,342		LG Household & Health Care Ltd (Preference)	1,725
224,100		Lion Corp	4,723
407,676		L’Oreal S.A.	109,784
22,558		Mandom Corp	581
768,531		Marico Ltd	3,845
14,340		Medifast, Inc	1,829
17,100		Milbon Co Ltd	797
5,000	*,e	MTG Co Ltd	104
183,298		Natura Cosmeticos S.A.	2,125
8,966	e	Natural Health Trends Corp	116
15,323	*	Nature’s Sunshine Products, Inc	142
10,700		Noevir Holdings Co Ltd	520
71,875		Nu Skin Enterprises, Inc (Class A)	3,440
4,478		NUTRIBIOTECH Co Ltd	64
952,000		NVC Lighting Holdings Ltd	75
6,643		Oil-Dri Corp of America	207
41,902	e	Ontex Group NV	943
23,612	*	Oriflame Holding AG.	453
18,682		Pacific Corp	1,148
108,400		Pigeon Corp	4,448
194,005	*	Pola Orbis Holdings, Inc	6,205
7,612,407		Procter & Gamble Co	792,071
6,186,000		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	435
3,303,329		PT Unilever Indonesia Tbk	11,431
183,544		PZ Cussons plc	469
1,040,875		Reckitt Benckiser Group plc	86,624
10,480	*,e	Revlon, Inc (Class A)	203
71,948		Sarantis S.A.	569
416,091		Shiseido Co Ltd	30,127
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,150	e	Spectrum Brands Holdings, Inc	$1,433
6,800	e	ST Corp	116
52,980		TCI Co Ltd	728
479,536		Uni-Charm Corp	15,898
2,005,391		Unilever NV	116,917
1,392,620		Unilever plc	80,163
36,034	*	USANA Health Sciences, Inc	3,022
125,000		Vinda International Holdings Ltd	242
17,053		WD-40 Co	2,889
112,200	e	YA-MAN Ltd	1,161
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,002,963

INSURANCE - 3.9%
114,240		Admiral Group plc	3,231
2,082,575		Aegon NV	10,004
1,480,267		Aflac, Inc	74,013
90,794		Ageas	4,380
14,533,406		AIA Group Ltd	145,331
36,497		Alleghany Corp	22,351
683,488		Allianz AG.	152,314
808,036		Allstate Corp	76,101
125,573		Alm Brand AS	1,084
54,896	*	AMBAC Financial Group, Inc	995
240,522		American Equity Investment Life Holding Co	6,499
212,207		American Financial Group, Inc	20,416
2,977,722		American International Group, Inc	128,221
14,883		American National Insurance Co	1,798
83,358		Amerisafe, Inc	4,951
53,717		Anadolu Hayat Emeklilik AS	53
143,437		Anadolu Sigorta	102
9,100	*,e	Anicom Holdings, Inc	247
475,006		Aon plc	81,084
748,710	*	Arch Capital Group Ltd	24,198
187,307		Argo Group International Holdings Ltd	13,235
318,537		Arthur J. Gallagher & Co	24,878
575,189		ASR Nederland NV	23,966
494,739		Assicurazioni Generali S.p.A.	9,173
130,200		Assurant, Inc	12,357
198,382		Assured Guaranty Ltd	8,814
1,480,485	*	Athene Holding Ltd	60,404
3,639,213		Aviva plc	19,570
1,733,105		AXA S.A.	43,589
460,734		Axis Capital Holdings Ltd	25,239
51,603		Bajaj Finserv Ltd	5,243
11,327		Baloise Holding AG.	1,872
534,074		BB Seguridade Participacoes S.A.	3,617
533,260		Beazley plc	3,578
4,547,209	*	Berkshire Hathaway, Inc (Class B)	913,489
214,897	*	Brighthouse Financial, Inc	7,799
460,210		Brown & Brown, Inc	13,581
7,300,816		Cathay Financial Holding Co Ltd	10,665
1,313,294		China Insurance International Holdings Co Ltd	3,926
9,756,890		China Life Insurance Co Ltd	26,306
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,300		China Life Insurance Co Ltd (Class A)	$52
1,991,253		China Life Insurance Co Ltd (Taiwan)	1,692
54,100		China Pacific Insurance Group Co Ltd	273
2,254,739		China Pacific Insurance Group Co Ltd (Hong Kong)	8,859
6,963,000		China Reinsurance Group Corp	1,474
1,649,266		Chubb Ltd	231,029
276,772		Cincinnati Financial Corp	23,775
64,229	*,e	Citizens, Inc (Class A)	428
21,704	*	Clal Insurance	287
138,224		CNA Financial Corp	5,992
98,785		CNP Assurances	2,175
546,311		Conseco, Inc	8,839
3,630,000	*,†,e	Convoy Financial Holdings Ltd	5
454,991		Corp Mapfre S.A.	1,254
46,430		Crawford & Co (Class B)	424
923,507		Dai-ichi Mutual Life Insurance Co	12,856
1,071,425		Direct Line Insurance Group plc	4,929
287,320		Discovery Holdings Ltd	2,732
26,794		Donegal Group, Inc (Class A)	360
46,224		Dongbu Insurance Co Ltd	2,798
39,430	*	eHealth, Inc	2,458
11,942		EMC Insurance Group, Inc	381
285,366		Employers Holdings, Inc	11,446
14,560	*	Enstar Group Ltd	2,533
64,926		Erie Indemnity Co (Class A)	11,591
80,485		Everest Re Group Ltd	17,382
28,558		Fairfax Financial Holdings Ltd	13,228
20,500	e	Fanhua, Inc (ADR)	538
13,397		FBL Financial Group, Inc (Class A)	840
16,286		FedNat Holding Co	261
384,984		First American Financial Corp	19,827
558,785		FNF Group	20,424
2,608	e	Fondiaria-Sai S.p.A	7
6,000,461		Fubon Financial Holding Co Ltd	8,970
987,882	*	Genworth Financial, Inc (Class A)	3,784
228,460	e	Gjensidige Forsikring BA	3,949
11,540		Global Indemnity Ltd	351
13,043	e	Goosehead Insurance, Inc	364
307,094		Great-West Lifeco, Inc	7,436
40,681	*	Greenlight Capital Re Ltd (Class A)	442
81,651		Grupo Catalana Occidente S.A.	2,913
35,347	*	Hallmark Financial Services	368
64,011		Hannover Rueckversicherung AG.	9,198
119,367		Hanover Insurance Group, Inc	13,628
28,648		Hanwha Non-Life Insurance Co Ltd	131
202,918		Harel Insurance Investments & Finances Ltd	1,340
1,621,078		Hartford Financial Services Group, Inc	80,600
1,051,583	g	Hastings Group Holdings Ltd	2,969
10,089		HCI Group, Inc	431
17,939	*,e	Health Insurance Innovations, Inc	481
5,586		Helvetia Holding AG.	3,412
27,807		Heritage Insurance Holdings, Inc	406
198,625		Hiscox Ltd	4,037
49,828		Horace Mann Educators Corp	1,754
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,900		Hubei Biocause Pharmaceutical Co Ltd	$12
58,066		Hyundai Marine & Fire Insurance Co Ltd	1,940
126,238		iA Financial Corp, Inc	4,655
5,212		IDI Insurance Co Ltd	249
5,546		Independence Holding Co	195
199,922	g	ING Life Insurance Korea Ltd	6,346
2,467,638		Insurance Australia Group Ltd	13,470
222,192		Intact Financial Corp	18,802
1,788		Investors Title Co	282
120,000		IRB Brasil Resseguros S	2,797
95,034		James River Group Holdings Ltd	3,809
1,570,400		Japan Post Holdings Co Ltd	18,380
1,800	e	Japan Post Insurance Co Ltd	39
981,497		Just Retirement Group plc	783
93,133		Kemper Corp	7,091
10,838		Kingstone Cos, Inc	160
46,773		Kinsale Capital Group, Inc	3,207
1,652,704		Korea Life Insurance Co Ltd	5,830
59,377		Korean Reinsurance Co	479
117,102		Lancashire Holdings Ltd	997
8,449,882		Legal & General Group plc	30,323
78,459		Liberty Holdings Ltd	549
745,694		Lincoln National Corp	43,772
515,670		Loews Corp	24,716
23,637		Lotte Non-Life Insurance Co Ltd	57
98,698		Maiden Holdings Ltd	73
324,688	e	Manulife Financial Corp	5,490
2,493,120		Manulife Financial Corp (Toronto)	42,163
24,666	*	Markel Corp	24,573
1,349,566		Marsh & McLennan Cos, Inc	126,724
163,059	*	Max India Ltd	1,024
206,920	*	MBIA, Inc	1,970
3,415,705		Medibank Pvt Ltd	6,705
57,300		Menorah Mivtachim Holdings Ltd	699
1,117,999		Mercuries & Associates Holding Ltd	652
224,058	*	Mercuries Life Insurance Co Lt	82
96,354		Mercury General Corp	4,824
308,294		Meritz Fire & Marine Insurance Co Ltd	6,600
2,297,657		Metlife, Inc	97,811
672,744	*,e	Metropolitan Holdings Ltd	774
238,305		Migdal Insurance Holdings Ltd	224
238,131		Mirae Asset Life Insurance Co Ltd	1,079
300,983		Mitsui Sumitomo Insurance Group Holdings, Inc	9,171
20,481		Muenchener Rueckver AG.	4,854
98,834		National General Holdings Corp	2,345
4,518		National Western Life Group, Inc	1,186
43,081		Navigators Group, Inc	3,010
9,800		New China Life Insurance Co Ltd	78
638,382		New China Life insurance Co Ltd (Hong Kong)	3,260
14,989	*	NI Holdings, Inc	240
308,940		nib holdings Ltd	1,151
100,682		NKSJ Holdings, Inc	3,729
447,376		NN Group NV	18,614
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,669,126	e	Old Mutual Ltd	$14,672
86,238		Old Mutual Ltd (London)	127
665,502		Old Republic International Corp	13,922
12,712,288		People’s Insurance Co Group of China Ltd	5,451
405,119		Phoenix Group Holdings plc	3,578
77,383		Phoenix Holdings Ltd	402
6,397,239		PICC Property & Casualty Co Ltd	7,283
13,253,976		Ping An Insurance Group Co of China Ltd	149,216
905,024		Ping An Insurance Group Co of China Ltd (Class A)	10,368
224,174		Porto Seguro S.A.	3,082
456,650	g	Poste Italiane S.p.A	4,448
698,830		Power Corp Of Canada	16,295
595,727		Power Financial Corp	13,917
735,972		Powszechny Zaklad Ubezpieczen S.A.	7,769
116,455		Primerica, Inc	14,225
602,377		Principal Financial Group	30,233
117,625		ProAssurance Corp	4,071
1,571,485		Progressive Corp	113,288
11,993		Protective Insurance Corp	222
33,719	*,e	Protector Forsikring ASA	204
1,225,674		Prudential Financial, Inc	112,615
5,533,543		Prudential plc	110,922
143,741,200	*	PT Panin Life Tbk	3,839
134,181	*	Qatar Insurance Co SAQ	1,347
1,648,014		QBE Insurance Group Ltd	14,418
95,300		Qualitas Controladora SAB de C.V.	234
430,421		Rand Merchant Investment Holdings Ltd	1,004
187,114		Reinsurance Group of America, Inc (Class A)	26,566
94,669		RenaissanceRe Holdings Ltd	13,585
47,623		RLI Corp	3,417
954,784		RSA Insurance Group plc	6,318
139,219	g	Sabre Insurance Group plc	519
18,075		Safety Insurance Group, Inc	1,575
1,162,403		Saga plc	1,684
1,381,024		Sampo Oyj (A Shares)	62,592
43,285		Samsung Fire & Marine Insurance Co Ltd	11,478
52,648		Samsung Life Insurance Co Ltd	3,902
3,004,282	e	Sanlam Ltd	15,419
229,547		SCOR SE	9,777
80,122		Selective Insurance Group, Inc	5,070
31,106,780		Shin Kong Financial Holding Co Ltd	9,177
454,000		Shinkong Insurance Co Ltd	575
91,884		Societa Cattolica di Assicurazioni SCRL	879
776,792		Sony Financial Holdings, Inc	14,660
22,624		State Auto Financial Corp	745
449,414		Steadfast Group Ltd	1,012
57,960		Stewart Information Services Corp	2,474
373,932		Storebrand ASA	2,913
535,194		Sul America SA	4,073
706,710		Sun Life Financial, Inc	27,150
1,133,790		Suncorp-Metway Ltd	11,105
17,737		Swiss Life Holding	7,815
49,200		Swiss Re Ltd	4,809
879,618		T&D Holdings, Inc	9,263
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
287,244	*	Third Point Reinsurance Ltd	$2,982
91,026		TI Financial Holdings Ltd	638
36,223		Tiptree Financial, Inc	229
1,989,981		Tokio Marine Holdings, Inc	96,408
21,966		Tong Yang Life Insurance	89
169,041	e	Topdanmark AS	8,445
216,084		Torchmark Corp	17,708
483,604		Travelers Cos, Inc	66,331
32,641	*,e	Trupanion, Inc	1,069
60,437		Tryg A.S.	1,659
2,619,227		Unipol Gruppo Finanziario S.p.A	13,066
253,093		Uniqa Versicherungen AG.	2,521
52,109		United Fire & Casualty Co	2,278
26,504		United Insurance Holdings Corp	421
37,398		Universal Insurance Holdings, Inc	1,159
593,542		UnumProvident Corp	20,080
207,655		W.R. Berkley Corp	17,593
9,355		White Mountains Insurance Group Ltd	8,658
106,460		Wiener Staedtische Allgemeine Versicherung AG.	2,735
227,958		Willis Towers Watson plc	40,041
35,200		Wiz Solucoes e Corretagem de Seguros S.A.	76
12,864		Wuestenrot & Wuerttembergische AG.	247
201,600	*,e,g	ZhongAn Online P&C Insurance Co Ltd	726
371,283		Zurich Financial Services AG.	122,908
		TOTAL INSURANCE	4,448,603

MATERIALS - 4.8%
35,314		Aarti Industries	804
163,615		Acerinox S.A.	1,623
7,499		Achilles Corp	129
220,400		ADEKA Corp	3,240
246,680		Adelaide Brighton Ltd	789
20,908	e	Advanced Emissions Solutions, Inc	242
127,144	e	Advanced Metallurgical Group NV	3,964
65,629	*	Advansa Sasa Polyester Sanayi AS	94
130,002	*	AdvanSix, Inc	3,714
125,337		Aeci Ltd	832
115,232	*	African Barrick Gold Ltd	295
847,673		African Rainbow Minerals Ltd	9,961
247,455		Agnico-Eagle Mines Ltd	10,759
37,942	*,e	AgroFresh Solutions, Inc	127
6,600		Aichi Steel Corp	205
108,271		Air Liquide	13,779
503,701		Air Products & Chemicals, Inc	96,187
50,350		Air Water, Inc	731
32,474		AK Holdings, Inc	1,458
476,714	*,e	AK Steel Holding Corp	1,311
4,990		Akzo Nobel India Ltd	130
494,300		Akzo Nobel NV	43,910
507,177		Alamos Gold, Inc	2,573
1,059,780		Albemarle Corp	86,881
385,878	*	Alcoa Corp	10,866
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,781,913		Alexandria Mineral Oils Co	$613
262,945	*	Allegheny Technologies, Inc	6,724
53,177		Altius Minerals Corp	509
633,297		Altri SGPS S.A.	4,964
489,965	*,e	Altura Mining Ltd	47
2,500,556		Alumina Ltd	4,306
3,743,445	*	Aluminum Corp of China Ltd	1,383
590,334		Ambuja Cements Ltd	2,005
1,053,842		Amcor Ltd	11,530
106,436		American Vanguard Corp	1,833
60,606	*,e	Amyris, Inc	127
135,596		Anadolu Cam Sanayii AS	73
375,012	*	Anatolia Minerals Development Ltd	1,019
1,486,000	e	Angang New Steel Co Ltd	1,089
194,900		Angang Steel Co Ltd	165
119,944		Anglo American Platinum Ltd	6,123
1,760,406	e	Anglo American plc (London)	47,084
335,652	e	AngloGold Ashanti Ltd	4,413
947,369		Anhui Conch Cement Co Ltd	5,797
70,000		Anhui Conch Cement Co Ltd (Class A)	398
549,705		Antofagasta plc	6,916
186,526		APERAM	5,323
3,225		APL Apollo Tubes Ltd	67
33,183		Aptargroup, Inc	3,530
936,424		ArcelorMittal	19,004
31,585		Ardagh Group S.A.	411
250,511		Arkema	23,898
20,374		Asahi Holdings, Inc	369
1,352,527		Asahi Kasei Corp	14,007
404,919		Ashland Global Holdings, Inc	31,636
2,066,500		Asia Cement China Holdings Corp	2,041
741		Asia Cement Co Ltd	77
7,940,024		Asia Cement Corp	10,344
443,248		Asian Paints Ltd	9,544
17,716		Atul Ltd	917
37,075		Aurubis AG.	1,989
423,744		Ausdrill Ltd	491
92,244		Avery Dennison Corp	10,424
453,143	*	Axalta Coating Systems Ltd	11,424
1,310,700	*	B2Gold Corp	3,668
60,023		Balchem Corp	5,570
595,273		Ball Corp	34,443
8,415,397		Baoshan Iron & Steel Co Ltd	9,045
2,668,489		Barrick Gold Corp (Canada)	36,582
6,466		BASF India Ltd	138
1,237,628		BASF SE	91,271
4,354		Bayer CropScience Ltd	277
27,900		BBMG Corp	18
8,883,000		BBMG Corp (Class H)	3,266
21,216	e	Bekaert S.A.	499
40,734		Bemis Co, Inc	2,260
1,918,224	*	Berry Plastics Group, Inc	103,335
4,726,759		BHP Billiton Ltd	129,198
575,767	e	BHP Billiton Ltd (ADR)	31,477
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,099,186		BHP Group plc	$74,774
106,129	e	Billerud AB	1,409
5,350	*,e	Bio On Spa	331
11,489		Birla Corp Ltd	87
746,068		BlueScope Steel Ltd	7,405
178,995		Boise Cascade Co	4,790
411,497		Boliden AB	11,727
1,068,836		Boral Ltd	3,489
57,742		Borregaard ASA	572
61,973	*	Boryszew S.A.	73
119,300		Bradespar S.A.	972
148,775		Braskem S.A.	1,934
174,090		Brickworks Ltd	2,144
52,020	e	Buzzi Unicem S.p.A.	1,066
51,100		Buzzi Unicem S.p.A. RSP	666
79,332		Cabot Corp	3,303
330,500		Cahya Mata Sarawak BHD	271
100,735	*	Canfor Corp	1,033
58,263		Canfor Pulp Products, Inc	649
83,004		CAP S.A.	985
132,364		Carpenter Technology Corp	6,069
104,226		Cascades, Inc	650
162,530		CCL Industries	6,580
51,446		Celanese Corp (Series A)	5,073
62,906		Cementir S.p.A.	444
408,432		Cementos Argos S.A.	1,010
89,946	*	Cemex Latam Holdings S.A.	135
18,576,278	*,e	Cemex S.A. de C.V.	8,680
781,865		Centamin plc	907
327,428	*	Centerra Gold, Inc	1,718
102,231		Central Asia Metals plc	316
85,555	*	Century Aluminum Co	760
60,000		Century Iron & Steel Industrial Co Ltd	144
33,121		Century Plyboards India Ltd	100
12,749		Century Textile & Industries Ltd	172
186,516		CF Industries Holdings, Inc	7,625
203,142		Chambal Fertilizers & Chemicals Ltd	490
8,469		Chase Corp	784
741,536		Chemours Co	27,555
4,120,560		Cheng Loong Corp	2,747
192,000	*	Chiho-Tiande Group Ltd	34
940,695		China BlueChemical Ltd	306
163,029		China General Plastics Corp	120
50,600		China Hi-ment Corp	85
1,577,500		China Hongqiao Group Ltd	1,189
1,619,841		China Manmade Fibers Corp	527
133,112		China Metal Products	162
858,455	*,†,e	China Metal Recycling Holdings Ltd	1
408,000	*,g	China Metal Resources Utilization Ltd	206
17,916,800	e	China Molybdenum Co Ltd	7,506
264,900		China Molybdenum Co Ltd (Class A)	183
13,367,282		China National Building Material Co Ltd	10,580
108,000		China Northern Rare Earth Group High-Tech Co Ltd	179
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
548,000		China Oriental Group Co Ltd	$345
1,377,628	*	China Petrochemical Development Corp	542
2,228,000		China Resources Cement Holdings Ltd	2,308
2,267,000		China Sanjiang Fine Chemicals	619
1,086,465	*,e	China Shanshui Cement Group Ltd	412
94,000		China Steel Chemical Corp	411
24,261,303		China Steel Corp	19,927
426,897		China Synthetic Rubber Corp	580
117,000		China XLX Fertiliser Ltd	42
2,020,000		China Zhongwang Holdings Ltd	1,102
171,990		Christian Hansen Holding	17,458
32,000	e	Chugoku Marine Paints Ltd	287
2,102,000	*	Chung Hung Steel Corp	779
220,540		Chung Hwa Pulp Corp	70
558,730		Cia de Minas Buenaventura S.A. (ADR) (Series B)	9,655
2,229,948	*	Cia Siderurgica Nacional S.A.	9,255
78,468		Ciech S.A.	1,096
12,246	*	Clariant AG.	258
21,293	*	Clearwater Paper Corp	415
498,254	e	Cleveland-Cliffs, Inc	4,978
425,863	*	Coeur Mining, Inc	1,738
170,716		Commercial Metals Co	2,916
86,132	*,†	Companhia Vale do Rio Doce	0
90,321		Compass Minerals International, Inc	4,911
247,449	*	Constellium NV	1,975
187,972	*	Continental Gold, Inc	407
37,182		Corbion NV	1,119
79,258		Coromandel International Ltd	581
23,201		Corticeira Amorim SGPS S.A.	277
221,543	g	Covestro AG.	12,223
294,000		CPMC Holdings Ltd	118
1,930,778		CRH plc	59,846
30,913		Croda International plc	2,031
2,133,098	*	Crown Holdings, Inc	116,403
313,001		CSR Ltd	739
1,287,500		D&L Industries Inc	276
56,299	e	Daicel Chemical Industries Ltd	613
30,800		Daido Steel Co Ltd	1,219
23,900		Daiken Corp	466
37,471		Dainichiseika Color & Chemicals Manufacturing Co Ltd	1,025
43,100		Dainippon Ink and Chemicals, Inc	1,263
38,172	e	Daio Paper Corp	469
59,400		Daiso Co Ltd	1,459
96,951		DCM Shriram Ltd	579
59,300		Denki Kagaku Kogyo KK	1,716
227,751	*	Detour Gold Corp	2,137
2,238,600		DG Khan Cement Co Ltd	1,358
304,352		Domtar Corp	15,111
15,991		Dongjin Semichem Co Ltd	146
30,989		Dongkuk Steel Mill Co Ltd	202
613,000		Dongyue Group	426
29,000	e	Dowa Holdings Co Ltd	955
3,913,439		DowDuPont, Inc	208,625
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
827,106		DS Smith plc	$3,623
112,501		DSM NV	12,272
5,166	*	Duk San Neolux Co Ltd	81
344,891		DuluxGroup Ltd	1,814
18,539		Eagle Materials, Inc	1,563
311,000		Eastern Polymer Group PCL	63
155,096		Eastman Chemical Co	11,769
681,048		Ecolab, Inc	120,232
9,906	*	Ecopro Co Ltd	240
84,917		EID Parry India Ltd	251
84,636	*	El Ezz Steel Co	88
224,659	*	Eldorado Gold Corp	1,037
305,915	*	Element Solutions Inc	3,090
359,721		Elementis plc	762
1,226,681	*,g	Elkem ASA	4,353
3,095,130		Empresas CMPC S.A.	10,916
1,789		EMS-Chemie Holding AG.	971
1,486,693		Ence Energia y Celulosa S.A.	8,284
102,616	*	Endeavour Mining Corp	1,540
179,748	*,e	Endeavour Silver Corp	453
264,900		Engro Chemical Pakistan Ltd	616
3,207,000		Engro Fertilizers Ltd	1,629
8,414		Eramet	468
430,098	e	Ercros S.A.	1,511
4,204,004		Eregli Demir ve Celik Fabrikalari TAS	6,896
163,173		Essentra plc	878
498,574		Eternal Chemical Co Ltd	397
630,620		Eugene Corp	3,705
221,128		Everlight Chemical Industrial Corp	123
1,572,089		Evolution Mining Ltd	4,086
45,055		Evonik Industries AG.	1,230
111,945		Evraz plc	906
3,931,000		Fauji Cement Co Ltd	557
79,500		Fauji Fertilizer Bin Qasim Ltd	19
304,300		Fauji Fertilizer Co Ltd	226
279,050		Feng Hsin Iron & Steel Co	547
3,885,106		Ferrexpo plc	12,540
314,117	*	Ferro Corp	5,946
202,348	*	Ferroglobe plc	0
18,105		Finolex Industries Ltd	128
229,825	*,e	First Majestic Silver Corp	1,512
2,594,170		First Quantum Minerals Ltd	29,410
1,268,304	*,e	Fletcher Building Ltd	4,277
75,622	*,e	Flotek Industries, Inc	245
298,423		FMC Corp	22,925
26,926	*	Foosung Co Ltd	177
3,277,354		Formosa Chemicals & Fibre Corp	11,941
4,197,176		Formosa Plastics Corp	14,940
602,051	g	Forterra plc	2,312
50,805	*,e	Forterra, Inc	214
3,694,242		Fortescue Metals Group Ltd	18,697
207,036	*	Fortuna Silver Mines, Inc	689
15,000		FP Corp	887
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
178,185		Franco-Nevada Corp	$13,359
6,235,413		Freeport-McMoRan Copper & Gold, Inc (Class B)	80,374
174,211		Fresnillo plc	1,974
58,700		Fuchs Petrolub AG. (Preference)	2,423
3,352,200		Fufeng Group Ltd	1,762
27,500		Fuji Seal International, Inc	996
10,400		Fujimi, Inc	228
16,000		Fujimori Kogyo Co Ltd	441
17,000	e	Furukawa-Sky Aluminum Corp	319
2,355,800		Fushan International Energy Group Ltd	541
10,700	e	Fuso Chemical Co Ltd	180
147,882	*	FutureFuel Corp	1,982
219,247	*,e	Galaxy Resources Ltd	294
88,334	*	GCP Applied Technologies, Inc	2,615
3,161,212		Gerdau S.A. (Preference)	12,224
5,518	*	Givaudan S.A.	14,124
13,219,571		Glencore Xstrata plc	54,784
240,900		Global Green Chemicals PCL	79
85,100	e	Godo Steel Ltd	1,276
2,004,989		Gold Fields Ltd	7,390
136,150	*	Gold Resource Corp	535
832,661		Goldcorp, Inc	9,527
2,682,510		Goldsun Development & Construction Co Ltd	746
443,000		Grand Pacific Petrochemical	345
334,587		Granges AB	3,450
592,641		Graphic Packaging Holding Co	7,485
468,061	*	Grasim Industries Ltd	5,798
605,755	*,†	Great Basin Gold Ltd	5
392,000		Greatview Aseptic Packaging Co	240
93,214		Greif, Inc (Class A)	3,845
7,716		Greif, Inc (Class B)	377
6,882		Groupe Guillin	154
251,820		Grupo Argos S.A.	1,430
89,100		Grupo Cementos de Chihuahua SAB de C.V.	492
5,220,644		Grupo Mexico S.A. de C.V. (Series B)	14,352
10,837		Gujarat Alkalies & Chemicals Ltd	77
22,947		Gujarat Flourochemicals	366
327,276		Gujarat Narmada Valley Fertilizers Co Ltd	1,445
7,991		Gulf Oil Lubricants India Ltd	97
228		Gurit Holding AG.	213
213,873	*	Guyana Goldfields, Inc	173
7,626		H&R GmbH & Co KGaA	63
105,910		H.B. Fuller Co	5,151
955		Hanil Cement Co Ltd	122
627		Hanil Cement Manufacturing	30
4,825		Hansol Chemical Co Ltd	350
174,861		Hansol Paper Co Ltd	2,275
336,980		Hanwha Chemical Corp	6,225
233,912		Harmony Gold Mining Co Ltd	441
14,387		Hawkins, Inc	530
21,746		Haynes International, Inc	714
1,130,996	e	Hecla Mining Co	2,601
428,513		HeidelbergCement AG.	30,888
29,115		HeidelbergCement India Ltd	76
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
109,500		Hengli Petrochemical Co Ltd	$300
370,000		Hesteel Co Ltd	188
340,146		Hexpol AB	2,869
44,234		Hill & Smith Holdings plc	716
53,009		Himadri Speciality Chemical Ltd	89
1,901,809		Hindalco Industries Ltd	5,641
90,211	e	Hitachi Chemical Co Ltd	2,008
177,549		Hitachi Metals Ltd	2,069
177,543		Hochschild Mining plc	477
4,400	e	Hodogaya Chemical Co Ltd	129
131,829		Hokuetsu Paper Mills Ltd	772
83,537		Holcim Ltd	4,130
62,821	e	Holmen AB	1,362
15,849		Honam Petrochemical Corp	4,066
111,000		Hsin Kuang Steel Co Ltd	118
340,000		Huabao International Holdings Ltd	173
13,958		Huchems Fine Chemical Corp	274
351,560		HudBay Minerals, Inc	2,512
66,412	e	Huhtamaki Oyj	2,475
371,845		Huntsman Corp	8,363
1,415	*	Hyosung Advanced Materials Corp	157
991		Hyosung Chemical Corp	123
87,022		Hyosung Corp	5,800
125,782		Hyundai Steel Co	4,988
816,645	*	IAMGOLD Corp	2,829
470,152	g	Ibstock plc	1,469
2,063,399		Iluka Resources Ltd	13,216
61,504		IMCD Group NV	4,693
2,123		Imerys S.A.	106
1,019,319	*,e	Impala Platinum Holdings Ltd	4,326
1,489,060		Incitec Pivot Ltd	3,302
355,671		Independence Group NL	1,230
80,621		India Cements Ltd	126
1,378,678		Indorama Ventures PCL (Foreign)	2,165
158,600	*,e	Industrias CH SAB de C.V.	702
133,266		Industrias Penoles S.A. de C.V.	1,666
161,318	*	Ingevity Corp	17,037
352,300		Inner Mongolia BaoTou Steel Union Co Ltd	96
159,920		Inner Mongolia Eerduosi Resourses Co Ltd	146
23,019		Innophos Holdings, Inc	694
119,170		Innospec, Inc	9,933
145,792	*	Interfor Corp	1,711
600,694	e	International Flavors & Fragrances, Inc	77,363
222		International Flavors & Fragrances, Inc (Tel Aviv)	29
1,032,380		International Paper Co	47,768
71,500		International Steels Ltd	33
77,438		Intertape Polymer Group, Inc	1,052
1,227,917	*	Intrepid Potash, Inc	4,654
102,300		Ishihara Sangyo Kaisha Ltd	1,047
1,165,666		Israel Chemicals Ltd	6,091
17,840		Israel Corp Ltd	4,086
747,239	*	Ivanhoe Mines Ltd	1,789
31,459	*,†	Jacana Minerals Ltd	0
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
428,574		James Hardie Industries NV	$5,530
69,393	*	Jastrzebska Spolka Weglowa S.A.	1,103
12,800		JCU Corp	201
613,900		JFE Holdings, Inc	10,449
3,533,445		Jiangxi Copper Co Ltd	4,694
75,400		Jiangxi Copper Co Ltd (Class A)	174
15,300		Jiangxi Ganfeng Lithium Co Ltd	63
1,287,000	*	Jinchuan Group International Resources Co Ltd	123
412,001		Jindal Saw Ltd	514
205,408	*	Jindal Steel & Power Ltd	532
173,049		Jinduicheng Molybdenum Co Ltd	178
357,091	*	Jinshan Gold Mines, Inc	444
10,540		JK Cement Ltd	132
18,352		JK Lakshmi Cement Ltd	92
12,220		Johnson Matthey plc	501
7,400		JSP Corp	164
1,569,493		JSR Corp	24,418
1,378,293		JSW Steel Ltd	5,828
112,383		K&S AG.	2,064
65,314		Kaiser Aluminum Corp	6,840
39,627		Kaneka Corp	1,488
217,717		Kansai Paint Co Ltd	4,162
28,700		Kanto Denka Kogyo Co Ltd	194
168,764	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	71
363,161	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	157
2,523,549	*	KAZ Minerals plc	21,481
56,266	e	Kemira Oyj	697
300,197	*	KGHM Polska Miedz S.A.	8,369
15,900		KH Neochem Co Ltd	385
221,449	*,e	Kidman Resources Ltd	192
1,193,912	*	Kinross Gold Corp	4,110
320,702		Kirkland Lake Gold Ltd	9,753
3,610		KISWIRE Ltd	79
554,551		Klabin S.A.	2,412
1,384,800		Klabin S.A. (Preference)	1,089
44,585	*	Klondex Mines Ltd	103
14,500		Koatsu Gas Kogyo Co Ltd	112
703,186	e	Kobe Steel Ltd	5,290
9,968		Kolon Industries, Inc	445
16,600		Konishi Co Ltd	241
25,591	*	Koppers Holdings, Inc	665
14,128	*	Korea Kumho Petrochemical	1,187
18,902		Korea Petrochemical Ind Co Ltd	2,621
7,889		Korea Zinc Co Ltd	3,236
19,877	*	Koza Altin Isletmeleri AS	150
85,221	*	Koza Anadolu Metal Madencilik Isletmeleri AS	86
38,246	*	Kraton Polymers LLC	1,231
29,609		Kronos Worldwide, Inc	415
8,700		Krosaki Harima Corp	437
74,057	e	Kumba Iron Ore Ltd	2,219
53,548		Kumiai Chemical Industry Co Ltd	379
253,542		Kuraray Co Ltd	3,234
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,800		Kureha CORP	$1,281
101,900		Kyoei Steel Ltd	1,456
99,375		Labrador Iron Ore Royalty Corp	2,185
164,200	*	Lafarge Malayan Cement BHD	101
561,404		Lanxess AG.	30,013
381,207	*,e	Largo Resources Ltd	605
1,589,000		Lee & Man Paper Manufacturing Ltd	1,356
9,204	e	Lenzing AG.	988
40,696		LG Chem Ltd	13,145
6,923		LG Chem Ltd (Preference)	1,272
2,047,169		Linde plc	360,159
1,039,037		Linde plc (Xetra)	182,945
26,900		Lintec Corp	583
60,408	*,e	Lithium Americas Corp	229
2,067,340	*	Livent Corp	25,387
9,961		Lock & Lock Co Ltd	179
200,000	*	Loma Negra Cia Industrial Argentina S.A. (ADR)	2,190
252,063		Long Chen Paper Co Ltd	140
167	*	Lonmin plc	0	^
1,017,945		Louisiana-Pacific Corp	24,818
62,078	*,e	LSB Industries, Inc	387
420,979	e	Lucara Diamond Corp	491
63,000		Lucky Cement Ltd	192
75,406	*,e	Lundin Gold, Inc	291
629,153		Lundin Mining Corp	2,919
388,043	*,e	Lynas Corp Ltd	577
420,625		LyondellBasell Industries AF S.C.A	35,366
644,000		Maanshan Iron & Steel Co Ltd	316
265,500		Maanshan Iron & Steel Co Ltd (Class A)	154
61,096		Madras Cements Ltd	649
101,085	*	MAG. Silver Corp	1,079
103,984	*	Major Drilling Group International	349
52,950	*	Marrone Bio Innovations, Inc	81
123,011		Marshalls plc	991
21,936		Martin Marietta Materials, Inc	4,413
44,572		Maruichi Steel Tube Ltd	1,300
65,601		Materion Corp	3,743
418,300		Metalurgica Gerdau S.A.	760
111,989		Methanex Corp	6,361
891,543		Mexichem SAB de C.V.	2,132
90,388		Mineral Resources Ltd	1,016
89,911		Minerals Technologies, Inc	5,286
11,943		Miquel y Costas & Miquel S.A.	217
1,987,999		Mitsubishi Chemical Holdings Corp	14,040
215,478	e	Mitsubishi Gas Chemical Co, Inc	3,086
92,410		Mitsubishi Materials Corp	2,444
5,800		Mitsubishi Steel Manufacturing Co Ltd	81
197,437		Mitsui Chemicals, Inc	4,782
32,200		Mitsui Mining & Smelting Co Ltd	829
533,450		MMC Norilsk Nickel PJSC (ADR)	11,216
2,088,000	*	MMG Ltd	850
42,210		MOIL Ltd	97
102,395		Mondi Ltd	2,271
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
410,150		Mondi plc	$9,082
12,981	*,†	Mongolian Metals Corporation	0
2,065		Monsanto India Ltd	77
10,207		Moorim P&P Co Ltd	51
208,635		Mosaic Co	5,698
221,836	e	Mountain Province Diamonds, Inc	194
127,014	e	M-real Oyj (B Shares)	780
43,547		Myers Industries, Inc	745
118,127		Mytilineos Holdings S.A.	1,195
84,300		Nakayama Steel Works Ltd	385
10,702		Namhae Chemical Corp	105
351,990	*	Nampak Ltd	274
4,691,071		Nan Ya Plastics Corp	12,029
1,012,275		Nantex Industry Co Ltd	1,087
1,690,610		National Aluminium Co Ltd	1,353
19,021		Neenah Paper, Inc	1,224
966,502	*,e	Nemaska Lithium, Inc	246
17,521		Neo Performance Materials, Inc	154
19,400		Neturen Co Ltd	157
755,407	*,e	New Gold, Inc	644
911,569		Newcrest Mining Ltd	16,509
4,280		NewMarket Corp	1,856
2,451,318		Newmont Mining Corp	87,684
17,600	e	Nihon Nohyaku Co Ltd	71
50,600		Nihon Parkerizing Co Ltd	633
2,778,902		Nine Dragons Paper Holdings Ltd	2,652
81,200	e	Nippon Denko Co Ltd	165
77,400		Nippon Kayaku Co Ltd	916
820,900		Nippon Light Metal Holdings Co Ltd	1,806
151,832	e	Nippon Paint Co Ltd	5,993
56,600	e	Nippon Paper Industries Co Ltd	1,169
15,000		Nippon Shokubai Co Ltd	981
13,400		Nippon Soda Co Ltd	355
943,246		Nippon Steel Corp	16,696
9,700		Nippon Valqua Industries Ltd	194
130,861		Nissan Chemical Industries Ltd	6,011
26,000		Nittetsu Mining Co Ltd	1,076
231,963		Nitto Denko Corp	12,227
47,760		NOF Corp	1,630
60,567		Norbord, Inc	1,669
1,209,280		Norsk Hydro ASA	4,918
177,885	*	Northam Platinum Ltd	783
639,198		Northern Star Resources Ltd	4,061
311,308	*	Novagold Resources, Inc	1,298
120,320		Novolipetsk Steel PJSC (GDR)	3,089
155,083		Novozymes AS	7,132
589,320		Nucor Corp	34,387
149,166	e	Nufarm Ltd	500
283,830		Nutrien Ltd	14,975
899,356		Nutrien Ltd (Toronto)	47,433
955,886	e	OceanaGold Corp	3,004
17,463		OCI Co Ltd	1,433
44,712	*	OCI NV	1,232
49,404	*	Odisha Cement Ltd	706
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,575		Oeneo S.A.	$164
800,548		OJI Paper Co Ltd	4,982
6,000		Okamoto Industries, Inc	303
4,673,168		Olin Corp	108,137
18,304		Olympic Steel, Inc	290
29,910	e	Omnia Holdings Ltd	106
229,291	*	Omnova Solutions, Inc	1,610
411,333		Orica Ltd	5,152
1,301,000		Oriental Union Chemical Corp	1,104
548,209	*,e	Orocobre Ltd	1,316
3,658,682		Orora Ltd	7,766
7,600		Osaka Steel Co Ltd	129
154,786		Osisko Gold Royalties Ltd	1,739
205,591	*,e	Osisko Mining, Inc	449
195,867	e	Outokumpu Oyj	713
361,037		Owens-Illinois, Inc	6,852
681,478		Oxiana Ltd	5,140
1,042,000		Pabrik Kertas Tjiwi Kimia Tbk PT	807
7,850	e	Pacific Metals Co Ltd	192
7,000		Pack Corp	215
299,219		Packaging Corp of America	29,736
117,279		Pact Group Holdings Ltd	233
277,112		Pan American Silver Corp (Toronto)	3,662
4	e	Pan American Silver Corp	0	^
932,996		Petkim Petrokimya Holding	762
1,323,665	*	Petra Diamonds Ltd	331
5,772,316		Petronas Chemicals Group BHD	12,961
51,819		PH Glatfelter Co	732
148,977		Phillips Carbon Black Ltd	379
113,669		PhosAgro PJSC (GDR)	1,424
29,228		PI Industries Ltd	436
127,253		Pidilite Industries Ltd	2,288
844,917	*,e	Pilbara Minerals Ltd	475
16,618		Plastivaloire	158
161,486		Polymetal International plc (ADR)	1,818
318,324		PolyOne Corp	9,330
102,866		Polyus PJSC	4,228
64,999		Poongsan Corp	1,657
164,136		Portucel Empresa Produtora de Pasta e Papel S.A.	752
75,800		POSCO	16,926
158,301	e	POSCO Refractories & Environment Co Ltd	8,418
807,491	*	PPC Ltd	263
213,037		PPG Industries, Inc	24,045
50,422	*	PQ Group Holdings, Inc	765
246,694	*	Premier Gold Mines Ltd	288
1,266,100		Press Metal BHD	1,402
213,108	*,e	Pretium Resources, Inc	1,821
76,163		Prism Cement Ltd	105
4,168,704		PT Aneka Tambang Tbk	260
2,442,300		PT Indah Kiat Pulp and Paper Corp Tbk	1,477
1,607,443		PT Indocement Tunggal Prakarsa Tbk	2,478
2,080,998	*	PT Krakatau Steel Tbk	68
8,218,300	*,†	PT Sekawan Intipratama Tbk	0	^
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,900,238		PT Semen Gresik Persero Tbk	$6,776
1,435,557		PT Timah Tbk	127
17,603,300		PT Waskita Beton Precast Tbk	498
2,106,977		PTT Global Chemical PCL (Foreign)	4,475
24,428		Qatar National Cement Co	500
15,894		Quaker Chemical Corp	3,184
264,380	*,†,b,e	Quintis Ltd	2
190,424		Rain Commodities Ltd	281
31,833		Rallis India Ltd	75
17,755	*,e	Ramaco Resources, Inc	103
220,071	e	Rayonier Advanced Materials, Inc	2,984
106,856		Recticel S.A.	802
897,029		Regis Resources Ltd	3,375
150,456		Reliance Steel & Aluminum Co	13,580
1,802,967		Rengo Co Ltd	16,936
430,073		Resolute Mining Ltd	370
16,716		Rhi Magnesita NV	985
563,671		Rio Tinto Ltd	39,255
2,401,422		Rio Tinto plc	139,578
118,400		Rongsheng Petro Chemical Co Ltd	222
49,804	*,e	Royal Bafokeng Platinum Ltd	114
182,978		Royal Gold, Inc	16,638
453,070		RPC Group plc	4,664
57,646		RPM International, Inc	3,346
77,634	*	Ryerson Holding Corp	665
12,733		Sa des Ciments Vicat	613
78,600		Sakai Chemical Industry Co Ltd	1,731
23,700		Sakata INX Corp	219
226,626		Salzgitter AG.	6,564
11,196		Samsung Fine Chemicals Co Ltd	436
936,687		Sandfire Resources NL	4,604
251,634	*,e	Sandstorm Gold Ltd	1,373
56,508		Sanyo Chemical Industries Ltd	2,620
161,000		Sanyo Special Steel Co Ltd	3,307
1,134,006		Sappi Ltd	5,238
2,413,111	*	Saracen Mineral Holdings Ltd	4,970
164,300		Satipel Industrial S.A.	460
79,128		Scapa Group plc	293
276,988	*	Schmolz + Bickenbach AG.	123
76,589		Schnitzer Steel Industries, Inc (Class A)	1,838
38,172		Schweitzer-Mauduit International, Inc	1,478
116,300		Scientex BHD	244
80,636	e	Scotts Miracle-Gro Co (Class A)	6,336
59,009	*,e	Seabridge Gold, Inc	733
54,690		Seah Besteel Corp	924
101,244		Sealed Air Corp	4,663
813,300	e	Sekisui Plastics Co Ltd	6,540
428,629	*	SEMAFO, Inc	1,190
83,769		Semapa-Sociedade de Investimento e Gestao	1,364
52,085		Sensient Technologies Corp	3,531
1,186,037	*	Sesa Sterlite Ltd	3,160
647,439		Severstal (GDR)	10,100
29,000		Shandong Gold Mining Co Ltd	133
1,263,000		Shanghai Chlor-Alkali Chemical Co Ltd	892
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,920		Sharda Cropchem Ltd	$64
199,800		Shenzhen Zhongjin Lingnan Nonfemet Co Ltd	150
198,742		Sherwin-Williams Co	85,600
22,700		Shikoku Chemicals Corp	249
7,789	*	Shine Co Ltd	92
589,571		Shin-Etsu Chemical Co Ltd	49,612
145,800		Shin-Etsu Polymer Co Ltd	1,080
1,368,032		Shinkong Synthetic Fibers Corp	620
26,000		Shiny Chemical Industrial Co Ltd	77
276,900		Showa Denko KK	9,788
9,206		Shree Cement Ltd	2,481
428,500		Siam Cement PCL (ADR)	6,515
340,625		Siam Cement PCL (Foreign)	5,131
3,834,548	*,e	Sibanye Gold Ltd	4,103
207,920		Sidi Kerir Petrochemcials Co	204
28,274		Sika AG.	3,954
167,805		Silgan Holdings, Inc	4,972
686,000	*	Silver Grant International	139
218,448		Silvercorp Metals, Inc	561
137,588		Sims Group Ltd	1,048
4,320,000	*	Sino Haijing Holdings Ltd	25
1,150,000	*,e	Sinofert Holdings Ltd	144
3,012,674		Sinopec Shanghai Petrochemical Co Ltd	1,436
244,700		Sinopec Shanghai Petrochemical Co Ltd (Class A)	195
2,482,940	*,e	Sirius Minerals plc	650
5,428		SK Chemicals Co Ltd	127
4,619		SK Chemicals Co Ltd (New)	282
77,048		SKC Co Ltd	2,460
7,663		SKCKOLONPI, Inc	206
527,735		Smurfit Kappa Group plc	14,750
184,475		Sociedad Quimica y Minera de Chile S.A. (Class B)	7,090
2,739,454		Soda Sanayii AS	3,685
2,802		SODIFF Advanced Materials Co Ltd	419
458,019	*,e	SolGold plc	225
168,775		Solvay S.A.	18,273
7,151		Songwon Industrial Co Ltd	115
59,206		Sonoco Products Co	3,643
7,260,899		South32 Ltd	19,283
6,561		South32 Ltd (W/I)	17
243,564		Southern Copper Corp (NY)	9,665
37,316		SRF Ltd	1,293
141,868	e	Ssab Svenskt Stal AB (Series A)	511
499,328		Ssab Svenskt Stal AB (Series B)	1,522
162,081	*	SSR Mining, Inc	2,049
1,027,345		St Barbara Ltd	2,458
1,386		Stalprodukt S.A.	120
1,211,798		Steel Dynamics, Inc	42,740
40,384		Stelco Holdings, Inc	500
5,300	e	Stella Chemifa Corp	146
65,490		Stella-Jones, Inc	2,213
46,778		Stepan Co	4,094
4,001		STO AG.	364
569,502		Stora Enso Oyj (R Shares)	6,973
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,400		Sumitomo Bakelite Co Ltd	$733
1,904,811		Sumitomo Chemical Co Ltd	8,892
233,918		Sumitomo Metal Mining Co Ltd	6,931
20,700	e	Sumitomo Osaka Cement Co Ltd	816
5,700		Sumitomo Seika Chemicals Co Ltd	210
8,712	e	Sumitomo Titanium Corp	133
138,629	*	Summit Materials, Inc	2,200
692,048	*	SunCoke Energy, Inc	5,875
69,998		Supreme Industries Ltd	1,128
706,974	*	Suzano Papel e Celulose S.A.	8,405
352,797		Svenska Cellulosa AB (B Shares)	3,063
20,948		Symrise AG.	1,888
9,616		Synalloy Corp	146
172,850	*,e	Syrah Resources Ltd	132
15,300	e	T Hasegawa Co Ltd	247
2,701,459		TA Chen Stainless Pipe	3,984
250		Taekwang Industrial Co Ltd	356
172,330		Taiheiyo Cement Corp	5,756
13,422,200		Taiwan Cement Corp	17,996
471,000		Taiwan Fertilizer Co Ltd	705
123,725		Taiwan Hon Chuan Enterprise Co Ltd	197
3,532,329		Taiwan Styrene Monomer	2,796
10,100		Taiyo Ink Manufacturing Co Ltd	333
46,833		Taiyo Nippon Sanso Corp	715
36,300		Takasago International Corp	1,099
113,300		Takiron Co Ltd	615
7,900	*	Tanaka Chemical Corp	64
32,577	*	Tata Chemicals Ltd	277
1,409,871		Tata Steel Ltd	10,599
8,500	e	Tayca Corp	196
5,033		Technosemichem Co Ltd	235
707,543		Teck Cominco Ltd	16,371
420,937		Teijin Ltd	6,961
8,100		Tenma Corp	151
14,942	*	Tessenderlo Chemie NV	504
349,943		ThyssenKrupp AG.	4,814
1,406,000	e	Tiangong International Co Ltd	330
4,287,395		Tianqi Lithium Corp	22,442
33,541	e	Tikkurila Oyj	551
64,471		Time Technoplast Ltd	95
54,450	*,e	TimkenSteel Corp	591
35,218		Titan Cement Co S.A.	761
49,640	*,e	TMAC Resources, Inc	162
61,900		Toagosei Co Ltd	656
17,800	e	Toho Titanium Co Ltd	153
6,300		Toho Zinc Co Ltd	179
118,400	e	Tokai Carbon Co Ltd	1,485
4,700		Tokushu Tokai Holdings Co Ltd	172
45,000		Tokuyama Corp	1,065
19,800		Tokyo Ohka Kogyo Co Ltd	542
1,085,100	e	Tokyo Steel Manufacturing Co Ltd	9,442
396,750		Ton Yi Industrial Corp	169
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
62,493	b	Tong Yang Major Corp	$103
455,500		Tongling Nonferrous Metals Group Co Ltd	173
12,813		Tongyang Cement & Energy Corp	46
16,200		Topy Industries Ltd	325
681,771		Toray Industries, Inc	4,351
109,011	*	Torex Gold Resources, Inc	1,372
273,972		Tosoh Corp	4,275
23,000		Toyo Ink Manufacturing Co Ltd	518
238,207		Toyo Seikan Kaisha Ltd	4,886
49,567		Toyobo Co Ltd	635
2,785,800		TPI Polene PCL	181
27,141	*	Trecora Resources	247
35,834		Tredegar Corp	578
836,602	*,e	Trevali Mining Corp	250
89,340		Trinseo S.A.	4,047
8,084,111	a	Tronox Holdings plc	106,306
173,000	g	Tsaker Chemical Group Ltd	75
376,000		TSRC Corp	336
63,929	e	Tubacex S.A.	193
448,000		Tung Ho Steel Enterprise Corp	309
1,102,383	*	Turquoise Hill Resources Ltd	1,815
288,200		UBE Industries Ltd	5,942
7,803	*	UFP Technologies, Inc	292
106,248	*	Ultra Tech Cement Ltd	6,135
37,127	e	Umicore S.A.	1,652
2,601		Unid Co Ltd	113
328,187	*	United Phosphorus Ltd	4,543
3,036		United States Lime & Minerals, Inc	234
308,056		United States Steel Corp	6,004
150,676		Universal Cement Corp	96
22,484	*	Universal Stainless & Alloy	373
2,770,462		UPC Technology Corp	1,123
766,926		UPM-Kymmene Oyj	22,400
19,182	*,e	US Concrete, Inc	795
452,655		USI Corp	177
2,706,443		Vale S.A.	35,205
182,434		Valhi, Inc	421
603,300		Valvoline, Inc	11,197
119,477	*	Verso Corp	2,559
90,629		Victrex plc	2,553
6,451		Vinati Organics Ltd	153
949,000		Vinythai PCL (Foreign)	739
264,924		Voestalpine AG.	8,053
1,571,502		Volcan Cia Minera S.A.	294
66,048		Vulcan Materials Co	7,820
200,000		Wacker Chemie AG.	17,219
31,224	e	Wagners Holding Co Ltd	51
193,601		Warrior Met Coal, Inc	5,885
176,975		Welspun-Gujarat Stahl Ltd	348
11,294,000		West China Cement Ltd	1,500
106,950		West Fraser Timber Co Ltd	5,202
160,012		Western Areas NL	256
512,320		Western Forest Products, Inc	705
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
202,510	*	Westgold Resources Ltd	$181
169,438		Westlake Chemical Corp	11,498
784,088		WestRock Co	30,070
424,651		Wheaton Precious Metals Corp	10,108
3,045,394		Wienerberger AG.	64,684
44,370		Winpak Ltd	1,432
3,370		Wonik Materials Co Ltd	74
62,997	*	Worthington Industries, Inc	2,351
1,213,690		WR Grace and Co	94,716
13,300	e	W-Scope Corp	187
1,232,761	e	Yamana Gold, Inc	3,210
179,500		Yamato Kogyo Co Ltd	4,909
794,422		Yara International ASA	32,551
905,100		Yeun Chyang Industrial Co Ltd	772
636,157		Yieh Phui Enterprise	206
22,200		Yodogawa Steel Works Ltd	413
4,463		Youlchon Chemical Co Ltd	51
167		Young Poong Corp	118
231,000	*	Youyuan International Holdings Ltd	72
672,285		Yuen Foong Yu Paper Manufacturing Co Ltd	259
478,474		Yule Catto & Co plc	2,366
23,930		Zaklady Azotowe w Tarnowie-Moscicach S.A.	256
92,312		Zeon Corp	939
1,509,500		Zhaojin Mining Industry Co Ltd	1,511
8,875		Zhejiang Huayou Cobalt Co Ltd	49
110,800		Zhejiang Longsheng Group Co Ltd	283
83,700		Zhongjin Gold Corp Ltd	106
17,259		Zignago Vetro S.p.A.	193
6,210,731		Zijin Mining Group Co Ltd	2,571
483,800		Zijin Mining Group Co Ltd (Class A)	251
		TOTAL MATERIALS	5,471,217

MEDIA & ENTERTAINMENT - 6.6%
83,800	*	58.COM, Inc (ADR)	5,504
972,100		ABS-CBN Holdings Corp (ADR)	355
2,723,980	n	Activision Blizzard, Inc	124,023
11,513		Addcn Technology Co Ltd	99
22,400	e	Akatsuki, Inc	1,291
11,377,467	*,e	Alibaba Pictures Group Ltd	2,019
710,679	*	Alphabet, Inc (Class A)	836,391
1,027,809	*	Alphabet, Inc (Class C)	1,205,939
792	*,e	Altice NV (Class A)	2
264	*	Altice NV (Class B)	0	^
71,993		Altice USA, Inc	1,546
192,822	e	AMC Entertainment Holdings, Inc	2,863
263,297	*	AMC Networks, Inc	14,945
7,700		Amuse, Inc	163
118,380	e	Antena 3 de Television S.A.	556
1,580		APG SGA S.A.	448
72,439	*	Arnoldo Mondadori Editore S.p.A.	126
1,023,086		Ascential plc	4,752
6,051,600		Asian Pay Television Trust	563
7,100		Ateam, Inc	116
1,224,517	g	Auto Trader Group plc	8,328
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
259,533	e	Autohome, Inc (ADR)	$27,282
153,659		Avex Group Holdings, Inc	2,052
40,375		Axel Springer AG.	2,087
357,639	*,e	Baidu, Inc (ADR)	58,957
8,951		Beasley Broadcasting Group, Inc	36
675,900	*	BEC World PCL (Foreign)	144
4,100	*,e	Bengo4.com, Inc	163
12,600	*,e	Bitauto Holdings Ltd (ADR)	201
1,603,257		Borussia Dortmund GmbH & Co KGaA	14,729
7,100	*,e	Boston Omaha Corp	177
4,616		Cable One, Inc	4,530
453,892		Cairo Communication S.p.A.	1,920
81,272		Capcom Co Ltd	1,824
7,759	*,e	Cardlytics, Inc	128
248,230	*	Care.com, Inc	4,905
307,944	*	Cargurus, Inc	12,336
82,238	*	Cars.com, Inc	1,875
124,004		carsales.com Ltd	1,116
21,724	*,e	Catena Media plc	151
3,097,064		CBS Corp (Class B)	147,203
115,123	*	CD Projekt Red S.A.	6,007
21,005	*	Central European Media Enterprises Ltd (Class A)	84
122,070	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	486
31,800		Changyou.com Ltd (ADR)	544
365,965	*	Charter Communications, Inc	126,957
134,147		Cheil Communications, Inc	2,861
161,865	*,†	Chennai Super Kings Cricket Ltd	33
7,700		China Film Co Ltd	20
133,200	*,e,g	China Literature Ltd	625
6,000		China South Publishing & Media Group Co Ltd	11
225,997		Cinemark Holdings, Inc	9,038
102,148	e	Cineplex Galaxy Income Fund	1,861
1,534,305		Cineworld Group plc	5,851
7,594		CJ CGV Co Ltd	291
107,008		CJ Hellovision Co Ltd	874
232,640	*	Clear Channel Outdoor Holdings, Inc (Class A)	1,245
41,778		Cogeco Communications, Inc	2,668
12,507		Cogeco, Inc	736
29,400	e	COLOPL, Inc	183
6,359		Com2uSCorp	586
18,684,625		Comcast Corp (Class A)	747,011
26,600	*,e	COOKPAD, Inc	67
176,768	e	Corus Entertainment, Inc	783
38,825		CTS Eventim AG.	1,841
1,474,600	e	CyberAgent, Inc	60,341
210,403	*	Cyfrowy Polsat S.A.	1,408
24,200		Daiichikosho Co Ltd	1,239
1,522	*,e	Daily Journal Corp	326
170,783		Daily Mail & General Trust	1,436
125,500		Dena Co Ltd	1,892
119,148		Dentsu, Inc	5,043
8,040,000	*	Digital Domain Holdings Ltd	144
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,300	e	Dip Corp	$369
56,357	*	Discovery, Inc (Class A)	1,523
123,274	*	Discovery, Inc (Class C)	3,134
732,882	*	DISH Network Corp (Class A)	23,225
167,635	e	Domain Holdings Australia Ltd	304
1,000,000	*,h	Dow, Inc	51,630
1,054,394	*	Electronic Arts, Inc	107,158
185,511		Emerald Expositions Events, Inc	2,356
159,747	e	Entercom Communications Corp (Class A)	839
2,890,981		Entertainment One Ltd	16,839
304,049		Entravision Communications Corp (Class A)	985
52,388	*,e	Eros International plc	479
604,166		Eutelsat Communications	10,580
53,529		EW Scripps Co (Class A)	1,124
26,000		F@N Communications, Inc	133
7,125,823	*	Facebook, Inc	1,187,803
98,200	*,e	Fang Holdings Ltd (ADR)	133
391,000	*	FingerTango, Inc	82
161,536	*,e	Fluent, Inc	908
818,579	*	Fox Corp (Class A)	30,050
305,173	*	Fox Corp (Class B)	10,950
10,872	*,e	Frontier Developments plc	138
1,918,901	*,e,g	Funding Circle Holdings plc	9,922
342,743		Future plc	3,366
2,600	*,e	Gakken Co Ltd	121
2,201	*	Gamevil, Inc	95
142,367		Gannett Co, Inc	1,501
178,070	*	GCI Liberty, Inc	9,902
959,000		Gestevision Telecinco S.A.	7,166
3,900		Giant Network Group Co Ltd	13
141,896	*	Glu Mobile, Inc	1,552
16,700		Gourmet Navigator, Inc	105
88,915	*,e	Gravity Co Ltd (ADR)	5,729
591,380	*	Gray Television, Inc	12,632
70,400	*	Gree, Inc	288
1,962,427	e	Grupo Televisa S.A.	4,346
1,119,000	*	GungHo Online Entertainment Inc	4,085
317,597		Hakuhodo DY Holdings, Inc	5,114
25,773	*	Hemisphere Media Group, Inc	363
157,767	e	HT&E Ltd	192
770,000	*,e	Huanxi Media Group Ltd	150
45,800	*,e	HUYA, Inc (ADR)	1,288
29,414		Hyundai Hy Communications & Network Co	109
756,362	*	IAC/InterActiveCorp	158,919
251,587	*	IBN18 Broadcast Ltd	129
4,469	*	I-Cable Communications Ltd	0	^
3,828,000		IGG, Inc	5,316
62,700	g	IMAX China Holding, Inc	156
67,878	*	Imax Corp	1,539
87,470		Info Edge India Ltd	2,324
1,114,356		Informa plc	10,806
12,396		Innocean Worldwide, Inc	763
25,137	*	Inox Leisure Ltd	119
34,000		International Games System Co Ltd	225
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,299,798		Interpublic Group of Cos, Inc	$48,319
63,035		IPSOS	1,579
107,400	*,e	IQIYI Inc (ADR)	2,569
435,954		ITE Group plc	398
6,400	*,e	Itokuro, Inc	177
5,730,968		ITV plc	9,496
109,043		Jagran Prakashan Ltd	198
122,384		JC Decaux S.A.	3,723
24,815	*	Jcontentree Corp	107
19,080		John Wiley & Sons, Inc (Class A)	844
18,926	*	Just Dial Ltd	165
230,089	*,e	Juventus Football Club S.p.A.	393
14,184		JYP Entertainment Corp	386
28,432		Kadokawa Dwango Corp	300
205,620		Kakaku.com, Inc	3,961
61,341		Kakao Corp	5,605
73,400	e	Kamakura Shinsho Ltd	948
8,804		Kinepolis Group NV	498
23,000	e	KLab, Inc	181
68,868		Konami Corp	2,996
441,926	*	KPIT Engineering Ltd	514
13,858		KT Skylife Co Ltd	144
387,886		Lagardere S.C.A.	9,981
3,055,000	*	Leyou Technologies Holdings Ltd	853
14,519	*	Liberty Braves Group (Class A)	406
100,569	*	Liberty Braves Group (Class C)	2,793
49,721	*	Liberty Broadband Corp (Class A)	4,556
185,551	*	Liberty Broadband Corp (Class C)	17,022
1,913	*	Liberty Global plc	46
194,001	*	Liberty Global plc (Class A)	4,835
259,455	*	Liberty Latin America Ltd (Class A)	5,018
258,109	*	Liberty Latin America Ltd (Class C)	5,020
45,523	*	Liberty Media Group (Class A)	1,550
474,763	*	Liberty Media Group (Class C)	16,640
256,667	*	Liberty SiriusXM Group (Class A)	9,800
391,044	*	Liberty SiriusXM Group (Class C)	14,954
449,838	*	Liberty TripAdvisor Holdings, Inc	6,383
19,200	*,e	LINE Corp	676
178,247	e	Lions Gate Entertainment Corp (Class A)	2,788
772,861		Lions Gate Entertainment Corp (Class B)	11,670
406,023	*	Live Nation, Inc	25,799
40,326	*,e	LiveXLive Media, Inc	217
16,448	*	Loral Space & Communications, Inc	593
72,030		M6-Metropole Television	1,329
20,300		Macromill, Inc	245
34,824	*	Madison Square Garden Co	10,208
1,491,300		Major Cineplex Group PCL (Foreign)	1,317
60,854		Marcus Corp	2,437
194,000	e	Marvelous, Inc	1,507
156,407	e	Match Group, Inc	8,854
118,982	*	MDC Partners, Inc	268
207,496	*,e	Mediaset S.p.A.	634
305,624	*	Meet Group, Inc	1,537
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
105,300		Megacable Holdings SAB de C.V.	$489
48,367	e	Meredith Corp	2,673
31,000		Mixi Inc	717
47,033		Modern Times Group AB (B Shares)	603
153,000	*	Momo, Inc (ADR)	5,851
103,015	*	MSG Networks, Inc	2,241
11,600		MTI Ltd	66
560,659	*	MultiChoice Group Ltd	4,690
28,700		Multiplus S.A.	197
1,863		Nasmedia Co Ltd	54
87,818		National CineMedia, Inc	619
102,303		Naver Corp	11,196
22,263	*	NCsoft	9,733
106,500		NetDragon Websoft, Inc	268
101,700		Netease.com (ADR)	24,555
1,105,420	*,e	NetFlix, Inc	394,149
23,083	e,g	Netmarble Corp	2,545
158,386		New Media Investment Group, Inc	1,663
163,906	e	New York Times Co (Class A)	5,384
174,911		News Corp (Class A)	2,176
54,152		News Corp (Class B)	676
355,628	*	Nexon Co Ltd	5,593
78,198		Nexstar Broadcasting Group, Inc (Class A)	8,474
32,400	e	Next Co Ltd	170
6,401	*	NHN Entertainment Corp	500
1,517,081		Nine Entertainment Co Holdings Ltd	1,843
301,142		Nintendo Co Ltd	86,335
47,033	*	Nordic Entertainment Group AB	1,103
274,319		Omnicom Group, Inc	20,023
123,720		oOh!media Ltd	342
8,900	*	OPT, Inc	140
65,376	e	Paradox Interactive AB	1,016
5,079	*	Pearl Abyss Corp	752
1,385,201		Pearson plc	15,112
3,900		Perfect World Co Ltd	18
748,000		Phoenix Media Investment Holdings Ltd	83
393,600		Plan B Media PCL	79
65,900		Poly Culture Group Corp Ltd	92
33,450	*,e	PR Times, Inc	650
335,910	*,e	Promotora de Informaciones S.A.	607
589,033		ProSiebenSat. Media AG.	8,386
25,700		Proto Corp	465
3,438,600		PT Global MediaCom Tbk	85
3,081,100		PT Media Nusantara Citra Tbk	163
937,270		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	5,995
16,553,736		PT Surya Citra Media Tbk	1,926
89,408		Publicis Groupe S.A.	4,787
38,725		PVR Ltd	920
660,627		Quebecor, Inc	16,195
151,371	*	QuinStreet, Inc	2,027
95,615	g	RAI Way S.p.A	494
184	*	RCS MediaGroup S.p.A.	0	^
48,078		REA Group Ltd	2,553
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,513	*	Reading International, Inc	$327
1,285,076		Rightmove plc	8,545
25,308	*	Rosetta Stone, Inc	553
284,300		RS PCL	169
13,418		RTL Group	733
5,093		Saga Communications, Inc	169
167,645	e	Sanoma-WSOY Oyj	1,643
34,154	*	SBS Media Holdings Co Ltd	68
138,227		Schibsted ASA (B Shares)	4,952
35,376		Scholastic Corp	1,407
77,754	g	Scout24 AG.	4,026
673,226		SES Global S.A.	10,471
50,570		Shanghai Oriental Pearl Group Co Ltd	93
440,341		Shaw Communications, Inc (B Shares)	9,164
5,300	e	Shochiku Co Ltd	594
57,662	*	Sina Corp	3,416
123,419		Sinclair Broadcast Group, Inc (Class A)	4,749
903,764	e	Singapore Press Holdings Ltd	1,610
4,477,191	e	Sirius XM Holdings, Inc	25,386
198,698		Sky Network Television Ltd	175
110,200		Sky Perfect Jsat Corp	459
11,751	*	SM Entertainment Co	409
617,600	†,e	SMI Holdings Group Ltd	138
33,300		Smiles Fidelidade S.A.	406
23,550		Societe Television Francaise 1	217
53,540		Soft-World International Corp	129
15,700	*,e	Sohu.com Ltd (ADR)	260
340,253	*,e	Solocal Group	199
440,459		Southern Cross Media Group	366
48,627		Square Enix Co Ltd	1,709
8,805	*,e	Stillfront Group AB	216
13,981	*,e	Storytel AB	153
15,725		Stroer Out-of-Home Media AG.	922
2,000,000		T4F Entretenimento S.A.	3,463
787,586	*	Take-Two Interactive Software, Inc	74,324
29,284	*	TechTarget, Inc	476
26,500		Tecmo Koei Holdings Co Ltd	512
265,422		TEGNA, Inc	3,742
3,541		Telenet Group Holding NV	170
179,043		Television Broadcasts Ltd	347
9,845,759		Tencent Holdings Ltd	452,785
74,400	*,e	Tencent Music Entertainment (ADR)	1,347
2,000,584	*,e	Thomson	2,295
287,000	g	Tian GE Interactive Holdings Ltd	114
5,900		Toei Animation Co Ltd	291
72,588		Toei Co Ltd	9,674
92,005		Toho Co Ltd	3,701
20,000		Tokyo Broadcasting System, Inc	367
7,350	*	Travelzoo, Inc	98
151,175		Tribune Co	6,975
76,699	*	Tribune Publishing Co	904
233,227	*	TripAdvisor, Inc	12,000
118,035	*	TrueCar, Inc	784
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
123,100		TV Asahi Corp	$2,166
837,100	e	TV Azteca S.A. de C.V.	91
2,686,759	*	Twitter, Inc	88,341
92,143	*	Ubisoft Entertainment	8,217
6,000	*,e	UUUM, Inc	289
9,600	e	ValueCommerce Co Ltd	180
13,400	e	Vector, Inc	170
1,376,200		VGI Global Media PCL	392
34,556	e	Viacom, Inc (Class A)	1,121
2,176,135		Viacom, Inc (Class B)	61,084
354,169	*	Village Roadshow Ltd	815
943,553	*	Vivendi Universal S.A.	27,344
5,235,444		Walt Disney Co	581,291
50,640	*	Webzen, Inc	873
71,556	*,e	Weibo Corp (ADR)	4,436
4,527		WeMade Entertainment Co Ltd	203
4,587,170	*	West Australian Newspapers Holdings Ltd	1,602
44,704	*	WideOpenWest, Inc	407
51,000	*	Wise Talent Information Technology Co Ltd	150
123,600		Workpoint Entertainment PCL	87
353,539	e	World Wrestling Entertainment, Inc (Class A)	30,680
12,100		Wowow, Inc	324
286,988		WPP AUNZ Ltd	128
2,468,629		WPP plc	26,079
7,700		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	16
1,958		XING AG.	678
540,531	e	Yahoo! Japan Corp	1,326
567,964	*	Yandex NV	19,504
102,103	*	Yelp, Inc	3,523
7,150		YG Entertainment, Inc	238
37,100	*	YY, Inc (ADR)	3,117
381,184		Zee Entertainment Enterprises Ltd	214
529,846		ZEE Telefilms Ltd	3,410
19,750	e	Zenrin Co Ltd	438
67,300	e	ZIGExN Co Ltd	357
101,421	*	Zillow Group, Inc (Class A)	3,469
240,729	*,e	Zillow Group, Inc (Class C)	8,363
3,078,346	*	Zynga, Inc	16,409
		TOTAL MEDIA & ENTERTAINMENT	7,640,058

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
1,407,500	g	3SBio, Inc	2,768
3,062,061	n	AbbVie, Inc	246,772
481,150		Abcam plc	7,123
40,131	*,e	Abeona Therapeutics, Inc	295
611,277	*,e	Acadia Pharmaceuticals, Inc	16,413
33,512	*,e	Accelerate Diagnostics, Inc	704
53,052	*	Acceleron Pharma, Inc	2,471
482,250	*	Achillion Pharmaceuticals, Inc	1,427
63,168	*,e	Aclaris Therapeutics, Inc	378
166,582	*	Acorda Therapeutics, Inc	2,214
28,901	*,e	Adamas Pharmaceuticals, Inc	205
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
212,031		Adcock Ingram Holdings Ltd	$905
26,291	*,e	ADMA Biologics, Inc	100
83,349	*	Aduro Biotech, Inc	332
70,955	*	Adverum Biotechnologies, Inc	372
18,842	*	Aeglea BioTherapeutics, Inc	152
94,699	*,e	Aerie Pharmaceuticals, Inc	4,498
113,670	*	Agenus, Inc	338
29,712	*,e	AgeX Therapeutics, Inc	120
891,199		Agilent Technologies, Inc	71,635
94,094	*,e	Agios Pharmaceuticals, Inc	6,346
52,479	*,e	Aimmune Therapeutics, Inc	1,173
46,959		Ajanta Pharma Ltd	701
18,023	*,e	Akcea Therapeutics, Inc	511
441,275	*,e	Akebia Therapeutics, Inc	3,614
140,781	*	Akorn, Inc	496
11,576	*	Albireo Pharma, Inc	373
716,608	*	Alder Biopharmaceuticals, Inc	9,782
30,792	*	Aldeyra Therapeutics, Inc	278
6,432	*,e	Alector, Inc	120
71,082		Alembic Pharmaceuticals Ltd	552
1,284,119	*	Alexion Pharmaceuticals, Inc	173,587
3,676	*	ALK-Abello AS	609
97,505	*	Alkermes plc	3,558
17,606	*,e	Allakos, Inc	713
16,211	*	Allena Pharmaceuticals, Inc	114
1,241,425		Allergan plc	181,757
485,851		Alliance Pharma plc	443
198,116	*,e	Allogene Therapeutics, Inc	5,728
136,493	*	Alnylam Pharmaceuticals, Inc	12,755
147,194	*	AMAG Pharmaceuticals, Inc	1,896
1,192,766		Amgen, Inc	226,602
7,135	*	Amicogen, Inc	202
537,462	*,e	Amicus Therapeutics, Inc	7,309
110,083	*	Amneal Pharmaceuticals, Inc	1,560
46,023	*	Amphastar Pharmaceuticals, Inc	940
121,754	*,e	Ampio Pharmaceuticals, Inc	68
33,921	*,e	AnaptysBio, Inc	2,478
43,230	*	ANI Pharmaceuticals, Inc	3,049
18,556	*	Anika Therapeutics, Inc	561
2,020	*	Anterogen Co Ltd	146
41,868	*	Apellis Pharmaceuticals, Inc	816
300,101	*,e	Aphria, Inc	2,798
17,848	*,e	Aptinyx, Inc	72
21,725	*	Aquestive Therapeutics, Inc	150
222,038	*	Aratana Therapeutics, Inc	799
45,136	*,e	Arbutus Biopharma Corp	162
42,194	*,e	Arcus Biosciences, Inc	527
239,083	*	Ardelyx, Inc	669
145,665	*	Arena Pharmaceuticals, Inc	6,530
16,908	*,e	Argenx SE	2,102
603,852	*	Arqule, Inc	2,892
684,196	*	Array Biopharma, Inc	16,681
110,338	*,e	Arrowhead Research Corp	2,025
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,604	*,e	Arvinas, Inc	$142
144,662	*	Ascendis Health Ltd	35
116,000	*,g	Ascletis Pharma, Inc	96
29,500		ASKA Pharmaceutical Co Ltd	306
313,276		Aspen Pharmacare Holdings Ltd	2,024
28,074	*	Assembly Biosciences, Inc	553
79,356	*	Assertio Therapeutics, Inc	402
2,330,755		Astellas Pharma, Inc	35,021
1,718,502		AstraZeneca plc	137,173
370,937		AstraZeneca plc (ADR)	14,997
49,772	*	Atara Biotherapeutics, Inc	1,978
11,200	*	ATGen Co Ltd	149
101,862	*,e	Athenex, Inc	1,248
416,938	*,e	Athersys, Inc	625
71,575	*	Audentes Therapeutics, Inc	2,793
69,631	*,e	Aurinia Pharmaceuticals, Inc	452
474,790		Aurobindo Pharma Ltd	5,374
713,764	*,e	Aurora Cannabis, Inc	6,457
172,116	*,e	AVEO Pharmaceuticals, Inc	141
120,050	*	Avid Bioservices, Inc	510
15,607	*,e	Avrobio, Inc	344
3,326	e	Bachem Holding AG.	407
19,666	*,e	Basilea Pharmaceutica	916
556,393	*	Bausch Health Cos, Inc	13,727
17,887	*,e	Bavarian Nordic AS	374
660,751		Bayer AG.	42,547
33,000	*,e	BeiGene Ltd (ADR)	4,356
143,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	263
41,200		Beijing Tongrentang Co Ltd	183
50,915	*,e	Bellicum Pharmaceuticals, Inc	172
14,834	*	Binex Co Ltd	142
291,418	*	BioCryst Pharmaceuticals, Inc	2,372
45,572		Biogaia AB (B Shares)	2,234
415,852	*	Biogen Idec, Inc	98,299
742,097	*	Biohaven Pharmaceutical Holding Co Ltd	38,196
762,169	*	BioMarin Pharmaceutical, Inc	67,703
46,434	*	Bio-Rad Laboratories, Inc (Class A)	14,194
14,516	*	Biospecifics Technologies Corp	905
66,253		Biotage AB	844
59,049		Bio-Techne Corp	11,724
21,810		Biotest AG. (Preference)	555
496,060	*,e	BioTime, Inc	650
146,669	*	Biovitrum AB	3,441
133,803	*,e	Bluebird Bio, Inc	21,051
65,717	*	Blueprint Medicines Corp	5,261
6,952		Boiron S.A.	409
275,141		Boryung Pharmaceutical Co Ltd	2,914
3,431,568		Bristol-Myers Squibb Co	163,720
328,536		Bruker BioSciences Corp	12,629
242,014	*	BTG plc	2,630
21,281		Bukwang Pharmaceutical Co Ltd	359
195,354		Cadila Healthcare Ltd	978
168,681	*	Calithera Biosciences, Inc	1,137
7,590	*,e	Calyxt, Inc	134
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
51,829	*	Cambrex Corp	$2,014
9,311	*,e	Camurus AB	68
2,327	*,e	Camurus AB BTA	17
96,438	*,e	CannTrust Holdings, Inc	748
10,000	*,e	Canopy Growth Corp	434
239,509	*,e	Canopy Growth Corp (Toronto)	10,363
11,394		Caplin Point Laboratories Ltd	66
39,186	*,e	Cara Therapeutics Inc	769
261,037	*	CareDx, Inc	8,228
2,389	†,	Caregen Co Ltd	81
63,764	*,e	CASI Pharmaceuticals, Inc	183
166,452	*	Catalent, Inc	6,756
24,588	*	Catalyst Biosciences, Inc	199
124,139	*,e	Catalyst Pharmaceuticals, Inc	633
5,923	*	Celcuity, Inc	130
1,469,371	*	Celgene Corp	138,620
18,048	*	Cellectis S.A.	327
1,644	*	Celltrion, Inc	263
16,783	*,e	Cellular Biomedicine Group, Inc	290
1,687,508		Center Laboratories, Inc	4,570
133,030	*	Charles River Laboratories International, Inc	19,323
270,293	*	ChemoCentryx, Inc	3,754
49,340	*	Chimerix, Inc	104
10,235,300	*,†,e	China Animal Healthcare Ltd	13
828,000	*	China Grand Pharmaceutical and Healthcare Holdings Ltd	520
1,317,900		China Medical System Holdings Ltd	1,281
1,639,000	g	China Resources Pharmaceutical Group Ltd	2,317
4,000		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	17
805,000		China Shineway Pharmaceutical Group Ltd	807
12,768		Chong Kun Dang Pharmaceutical Corp	1,150
6,870		Choongwae Pharma Corp	232
49,224	*,e	ChromaDex Corp	206
335,350		Chugai Pharmaceutical Co Ltd	23,099
294,871	*	Cipla Ltd	2,251
33,160	*,e	Clearside Biomedical, Inc	46
78,139		Clinigen Group plc	945
226,934	*,e	Clovis Oncology, Inc	5,633
42,427	*	CMG Pharmaceutical Co Ltd	171
55,100		CMIC Co Ltd	767
61,786	*	Codexis, Inc	1,268
23,193	*,e	Cohbar, Inc	76
1,985,577	*	Coherus Biosciences, Inc	27,083
39,903	*,e	Collegium Pharmaceutical, Inc	604
100,965	*	Concert Pharmaceuticals Inc	1,219
6,315	*,e	Constellation Pharmaceuticals, Inc	86
2,053,000		Consun Pharmaceutical Group Ltd	1,506
66,697	*,e	Corbus Pharmaceuticals Holdings, Inc	464
256,240	*,e	Corcept Therapeutics, Inc	3,008
33,424	*,e	Corium International, Inc	6
15,192	*	Corvus Pharmaceuticals, Inc	61
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,370	e	COSMO Pharmaceuticals NV	$363
9,281	*,e	Crinetics Pharmaceuticals, Inc	211
124,685	*,e	Cronos Group, Inc	2,291
18,307	*	CrystalGenomics, Inc	281
491,447		CSL Ltd	68,189
4,397,961		CSPC Pharmaceutical Group Ltd	8,194
75,022	*,e	CTI BioPharma Corp	73
18,522	*,e	Cue Biopharma, Inc	143
188,292	*	Cymabay Therapeutics, Inc	2,501
124,182	*	Cytokinetics, Inc	1,005
131,632	*	CytomX Therapeutics, Inc	1,415
6,728		Dae Hwa Pharmaceutical Co Ltd	121
59,330		Daewon Pharmaceutical Co Ltd	859
141,239		Daewoong Co Ltd	2,477
2,916		Daewoong Pharmaceutical Co Ltd	474
1,655,716		Daiichi Sankyo Co Ltd	76,457
1,702,000		Dawnrays Pharmaceutical Holdings Ltd	319
11,597	*,e	DBV Technologies S.A.	176
172,374		Dechra Pharmaceuticals plc	6,065
12,560	*,e	Deciphera Pharmaceuticals, Inc	292
55,685	*,e	Denali Therapeutics, Inc	1,293
48,654	*	Dermira, Inc	659
66,309	*	Dicerna Pharmaceuticals, Inc	971
164,441	*	Dishman Carbogen Amcis India Ltd	495
156,989		Divi S Laboratories Ltd	3,858
1,804		Dong-A Pharmaceutical Co Ltd	165
2,655		Dong-A ST Co Ltd	226
2,500		Dong-E-E-Jiao Co Ltd	18
24,655		DongKook Pharmaceutical Co Ltd	1,268
9,132	*	Dongsung Pharmaceutical Co Ltd	130
17,111	*,e	Dova Pharmaceuticals, Inc	152
189,519		Dr Reddy’s Laboratories Ltd	7,617
204,485	*	Durect Corp	128
74,592	*,e	Dynavax Technologies Corp	545
12,791	*,e	Eagle Pharmaceuticals, Inc	646
56,120	*,e	Editas Medicine, Inc	1,372
19,801	*,e	Eidos Therapeutics, Inc	464
249,475		Eisai Co Ltd	14,037
629,513	*	Elanco Animal Health, Inc	20,188
1,869,127		Eli Lilly & Co	242,538
27,954	*,e	Eloxx Pharmaceuticals, Inc	327
84,705	*	Emergent Biosolutions, Inc	4,279
20,758	*	Enanta Pharmaceuticals, Inc	1,983
454,731	*	Endo International plc	3,652
293,003	*	Enzo Biochem, Inc	800
3,223	*	Enzychem Lifesciences Corp	263
72,141	*,e	Epizyme, Inc	894
17,500		EPS Co Ltd	293
6,160	*,e	Equillium, Inc	49
45,501	*,g	Eris Lifesciences Ltd	424
28,372	*,e	Esperion Thereapeutics, Inc	1,139
11,272	e	Eurofins Scientific	4,670
17,295	*,e	Evelo Biosciences, Inc	138
12,259	*,e	Evolus, Inc	277
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
153,075	*	Evotec AG.	$4,078
371,765	*,e	Exact Sciences Corp	32,202
524,868	*	Exelixis, Inc	12,492
712,635		Faes Farma S.A. (Sigma)	3,014
75,314	*	Fate Therapeutics, Inc	1,323
68,442		FDC Ltd	164
12,626	*	Fennec Pharmaceuticals, Inc	61
156,386	*	FibroGen, Inc	8,500
187,352	*	Five Prime Therapeutics, Inc	2,511
44,885	*,e	Flexion Therapeutics, Inc	560
118,546	*	Fluidigm Corp	1,575
17,514	*,e	Forty Seven, Inc	283
6,700		Fuji Pharma Co Ltd	106
30,905	*	G1 Therapeutics, Inc	513
25,456	*	Galapagos NV	2,967
7,033	*	Genexine Co Ltd	527
16,148	*,e	Genfit	390
35,001	*	Genmab AS	6,073
168,202	*	Genomic Health, Inc	11,783
415,400	*	Genomma Lab Internacional S.A. de C.V.	299
798,000	*	Genscript Biotech Corp	1,510
48,755		Genus plc	1,409
252,381	*,e	Geron Corp	419
17,737		Gerresheimer AG.	1,335
4,557,306		Gilead Sciences, Inc	296,270
2,964,869		GlaxoSmithKline plc	61,597
144,788		Glenmark Pharmaceuticals Ltd	1,353
65,265	*,e	Global Blood Therapeutics, Inc	3,454
48,783	*	GlycoMimetics Inc	608
6,500	*,e	GNI Group Ltd	169
30,577	*	Gossamer Bio, Inc	663
564,828		Granules India Ltd	933
3,011		Green Cross Cell Corp	129
2,923		Green Cross Corp	373
15,245		Green Cross Holdings Corp	324
2,465		Green Cross LabCell Corp	97
19,757		Grifols S.A.	554
10,081	*,e	Gritstone Oncology, Inc	134
42,600		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	247
8	*	GW Pharmaceuticals plc	0	^
137,971	*,e	GW Pharmaceuticals plc (ADR)	23,258
150,037	e	H Lundbeck AS	6,506
436,686	*	Halozyme Therapeutics, Inc	7,031
15,109	*	Han All Pharmarceutical Co	455
3,914		Handok Pharmaceuticals Co Ltd	104
5,705		Hanmi Pharm Co Ltd	2,295
14,190		Hanmi Science Co Ltd	969
16,787	*,e	Hansa Medical AB	407
2,922	*,e	Harpoon Therapeutics, Inc	28
63,869	*	Harvard Bioscience, Inc	275
42,800	*,e	HEALIOS KK	667
82,451	*	Heron Therapeutics, Inc	2,015
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
242,946	*	HEXO Corp	$1,605
802,673		Hikma Pharmaceuticals plc	18,746
17,070		Hisamitsu Pharmaceutical Co, Inc	787
22,176	*,e	Homology Medicines, Inc	615
469,859	*	Horizon Pharma plc	12,418
2,548,684	*,†	Hua Han Bio-Pharmaceutical Holdings Ltd	20
1,275	*	Hugel, Inc	425
9,199		Huons Co Ltd	541
48,700	*,e	Hutchison China MediTech Ltd (ADR)	1,489
338,367		Hypermarcas S.A.	2,238
42,587	*,e	Idera Pharmaceuticals, Inc	109
44,377	*,e	Idorsia Ltd	782
96,240		Il Dong Pharmaceutical Co Ltd	1,850
558,490	*	Illumina, Inc	173,517
7,110	*	Ilyang Pharmaceutical Co Ltd	180
167,321	*	Immune Design Corp	979
223,644	*	Immunogen, Inc	606
182,599	*,e	Immunomedics, Inc	3,508
308,589	*	Incyte Corp	26,542
3,604,293	*	Indivior plc	4,512
24,284	*,e	Innate Pharma S.A.	171
28,022	*,e	Innovate Biopharmaceuticals, Inc	54
334,539	*	Innoviva, Inc	4,694
113,952	*,e	Inovio Pharmaceuticals, Inc	425
474,440	*,e	Insmed, Inc	13,792
35,490	*,e	Insys Therapeutics, Inc	164
38,664	*,e	Intellia Therapeutics, Inc	660
27,149	*,e	Intercept Pharmaceuticals, Inc	3,037
163,530	*	Intersect ENT, Inc	5,258
58,946	*	Intra-Cellular Therapies, Inc	718
99,500	*,e	Intrexon Corp	523
11,964	*	iNtRON Biotechnology, Inc	208
607,547	*	Invitae Corp	14,229
76,119	*,e	Ionis Pharmaceuticals, Inc	6,179
132,851	*	Iovance Biotherapeutics, Inc	1,263
68,363		Ipca Laboratories Ltd	969
79,627		Ipsen	10,919
217,293	*	IQVIA Holdings, Inc	31,258
318,937	*,e	Ironwood Pharmaceuticals, Inc	4,315
3,000	*,e	Japan Tissue Engineering Co Lt	27
730,283	*	Jazz Pharmaceuticals plc	104,394
8,500		JCR Pharmaceuticals Co Ltd	502
2,637		Jeil Pharmaceutical Co Ltd	100
70,560		Jiangsu Hengrui Medicine Co Ltd	685
6,845,971		Johnson & Johnson	956,998
173,945	*	Jounce Therapeutics, Inc	1,078
110,897		Jubilant Organosys Ltd	1,064
175,591	e	JW Holdings Corp	1,066
131,973	*,e	Kadmon Holdings, Inc	348
29,400		Kaken Pharmaceutical Co Ltd	1,339
24,966	*	Kala Pharmaceuticals, Inc	206
117,500		Kangmei Pharmaceutical Co Ltd	183
388,262		Karo Pharma AB	1,599
168,191	*,e	Karyopharm Therapeutics, Inc	982
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,288	*,e	Kezar Life Sciences, Inc	$271
41,223	*	Kindred Biosciences Inc	378
10,102	*,e	Kiniksa Pharmaceuticals Ltd	182
17,600		Kissei Pharmaceutical Co Ltd	462
150,565	*	Knight Therapeutics, Inc	827
14,377	*	Kodiak Sciences, Inc	94
3,897	*	Kolon Life Science, Inc	259
19,926	*	Komipharm International Co Ltd	404
64,827		Korea United Pharm Inc	1,452
45,546	*,e	Kura Oncology, Inc	756
17,506		Kwang Dong Pharmaceutical Co Ltd	108
21,636		Kyorin Co Ltd	423
255,772		Kyowa Hakko Kogyo Co Ltd	5,582
29,787	*,e	La Jolla Pharmaceutical Co	192
320,363		Laboratorios Almirall S.A.	5,470
39,743	*,e	Lannett Co, Inc	313
22,779	g	Laurus Labs Ltd	131
142,000		Lee’s Pharmaceutical Holdings Ltd	128
4,169	*	LegoChem Biosciences, Inc	202
54,926	*,e	Lexicon Pharmaceuticals, Inc	305
59,773	*,e	Ligand Pharmaceuticals, Inc (Class B)	7,514
3,300	e	Linical Co Ltd	41
7,162	*	Liquidia Technologies, Inc	82
9,993	*,e	LogicBio Therapeutics, Inc	99
696,870		Lonza Group AG.	216,348
44,000	*	Lotus Pharmaceutical Co Ltd	174
116,670		Luminex Corp	2,685
172,229	*	Lupin Ltd	1,837
1,656,500	e,g	Luye Pharma Group Ltd	1,451
124,928	*	MacroGenics, Inc	2,246
8,239	*,e	Madrigal Pharmaceuticals, Inc	1,032
17,157	*,e	Magenta Therapeutics, Inc	283
231,211	*	Mallinckrodt plc	5,027
194,324	*,e	MannKind Corp	383
238,677	*,e	Marinus Pharmaceuticals, Inc	998
4,021,752	*	Mayne Pharma Group Ltd	1,989
84,034	*,e	Medicines Co	2,349
51,001	*,e	MediciNova, Inc	422
135,461	*	Medpace Holdings, Inc	7,988
4,785		Medy-Tox, Inc	2,469
14,611	*,e	MeiraGTx Holdings plc	252
13,643	*,e	Melinta Therapeutics, Inc	48
22,824	*	Menlo Therapeutics, Inc	179
9,193,157		Merck & Co, Inc	764,595
46,159		Merck KGaA	5,270
1,978		Merck Ltd	105
379,439	e	Merrimack Pharmaceuticals, Inc	2,637
18,166	*	Mersana Therapeutics, Inc	96
216,910	*,e	Mesoblast Ltd	222
46,716	*	Mettler-Toledo International, Inc	33,776
3,136	*	Mezzion Pharma Co Ltd	383
220,575	*,e	Minerva Neurosciences, Inc	1,734
87,636	*,e	Miragen Therapeutics, Inc	245
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
197,840	*,e	Mirati Therapeutics, Inc	$14,502
7,879	*,e	Mithra Pharmaceuticals S.A.	228
36,200		Mochida Pharmaceutical Co Ltd	1,860
8,484	*,e	Moderna, Inc	173
5,649	*,e	Molecular Partners AG.	97
24,459	*,e	Molecular Templates, Inc	142
119,582	*	Momenta Pharmaceuticals, Inc	1,738
18,763	*	Morphosys AG.	1,711
36,415	*,e	Mustang Bio, Inc	124
794,712	*	Mylan NV	22,522
83,316	*	MyoKardia, Inc	4,332
86,775	*	Myriad Genetics, Inc	2,881
189,395	*	NanoString Technologies, Inc	4,532
95,706	*,e	NantKwest, Inc	151
133,012		Natco Pharma Ltd	1,101
126,277	*	Natera, Inc	2,604
385,313	*	Nektar Therapeutics	12,947
701,561	*,e	NeoGenomics, Inc	14,354
9,148	*,e	Neon Therapeutics, Inc	59
83,582	*,e	Neos Therapeutics, Inc	218
451,747	*	Neurocrine Biosciences, Inc	39,799
41,798	*,e	NewLink Genetics Corp	81
340,950	e	Nichi-iko Pharmaceutical Co Ltd	4,529
27,000		Nippon Shinyaku Co Ltd	1,971
26,028	*,e	Nordic Nanovector ASA	135
3,319,539		Novartis AG.	319,072
134,625		Novartis AG. (ADR)	12,943
1,076,702	*,e	Novavax, Inc	593
2,944,581		Novo Nordisk AS	153,900
44,752	*,e	Nymox Pharmaceutical Corp	88
61,000	*	OBI Pharma, Inc	335
46,358	*,e	Ocular Therapeutix, Inc	184
9,685	*,e	Odonate Therapeutics, Inc	214
206,837	*,e	Omeros Corp	3,593
18,185	*,e,g	Oncopeptides AB	252
141,838		Ono Pharmaceutical Co Ltd	2,787
405,872	*,e	Opko Health, Inc	1,059
30,078	*,e	Optinose, Inc	310
138,543	*,e	Organovo Holdings, Inc	137
84,755	*,e	Orion Oyj (Class B)	3,185
12,121	*	Oscotec, Inc	281
106,044		Otsuka Holdings KK	4,175
20,518	*	Ovid therapeutics, Inc	36
28,948	*	Oxford Biomedica plc	269
171,918	*	Pacific Biosciences of California, Inc	1,243
351,959	*	Pacira Pharmaceuticals, Inc	13,396
2,663,590	*	Paion AG.	6,558
235,094	*,e	Palatin Technologies, Inc	230
45,381	*,e	Paratek Pharmaceuticals, Inc	243
182,738	*	PDL BioPharma, Inc	680
168,900	*	PeptiDream, Inc	8,318
6,365	*	Peptron, Inc	126
318,908	*	PerkinElmer, Inc	30,730
80,965		Perrigo Co plc	3,899
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
47,775	*	Pfenex, Inc	$295
13,845		Pfizer Ltd	665
15,901,304		Pfizer, Inc	675,329
2,394		PHARMA RESEARCH PRODUCTS Co Ltd	80
49,472		PharmaEngine Inc	173
78,000	*	PharmaEssentia Corp	408
22,902		Pharmally International Holding Co Ltd	177
28,486	*	Pharmicell Co Ltd	297
332,099	*,e	Pharming Group NV	302
226,142		Phibro Animal Health Corp	7,463
306,912	*	Pieris Pharmaceuticals, Inc	1,028
66,278		Piramal Healthcare Ltd	2,645
12,602	*,e	PolarityTE, Inc	135
78,895	*,e	Portola Pharmaceuticals, Inc	2,738
115,313	*	PRA Health Sciences, Inc	12,718
79,311	*	Prestige Brands Holdings, Inc	2,372
10,554	*	Principia Biopharma, Inc	359
3,575	*	Probi AB	130
114,292	*	Progenics Pharmaceuticals, Inc	530
829,613	*,e	Prometic Life Sciences, Inc	183
112,228	*,e	ProQR Therapeutics NV	1,557
12,684	*	Prostemics Co Ltd	62
57,487	*,e	Proteostasis Therapeutics, Inc	72
96,578	*	Prothena Corp plc	1,172
15,300,831		PT Kalbe Farma Tbk	1,633
192,711	*	PTC Therapeutics, Inc	7,254
121,135	*,e	Puma Biotechnology, Inc	4,699
527,548	*	QIAGEN NV	21,461
404,148	*	QIAGEN NV (Turquoise)	16,405
10,743	*	Quanterix Corp	278
295,053	*	Ra Pharmaceuticals, Inc	6,609
237,847	*	Radius Health, Inc	4,743
170,716	*	Reata Pharmaceuticals, Inc	14,591
29,197	*	Recipharm AB	432
204,181		Recordati S.p.A.	7,956
85,435	*	Recro Pharma, Inc	501
124,817	*	Regeneron Pharmaceuticals, Inc	51,252
97,812	*	REGENXBIO, Inc	5,606
105,578	*	Repligen Corp	6,238
10,216	*,e	Replimune Group, Inc	155
9,730	*,e	resTORbio, Inc	66
230,114	*	Retrophin, Inc	5,207
48,574	*	Revance Therapeutics, Inc	766
4,235		Reyon Pharmaceutical Co Ltd	73
20,263	*	Rhythm Pharmaceuticals, Inc	555
175,979		Richter Gedeon Rt	3,325
297,513	*	Rigel Pharmaceuticals, Inc	765
1,168,560		Roche Holding AG.	322,002
27,817	*,e	Rocket Pharmaceuticals, Inc	488
57,400		Rohto Pharmaceutical Co Ltd	1,479
41,460	*,e	Rubius Therapeutics, Inc	750
277,054	*	Sage Therapeutics, Inc	44,065
6,933		Sam Chun Dang Pharm Co Ltd	288
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
76,377		Samjin Pharmaceutical Co Ltd	$2,573
15,133	*,g	Samsung Biologics Co Ltd	4,272
17,400	*,e	SanBio Co Ltd	450
381,713	*	Sangamo Biosciences, Inc	3,642
6,937		Sanofi India Ltd	586
2,414,502		Sanofi-Aventis	213,500
583,851		Sanofi-Aventis S.A. (ADR)	25,853
93,438		Santen Pharmaceutical Co Ltd	1,397
133,770	*	Sarepta Therapeutics, Inc	15,944
30,614	e	Sartorius Stedim Biotech	3,879
55,106	*,e	Savara, Inc	406
223,700		Sawai Pharmaceutical Co Ltd	12,975
41,241	*	Schnell Biopharmaceuticals, Inc	80
16,983	*,e	Scholar Rock Holding Corp	319
127,960		Scinopharm Taiwan Ltd	110
2,319	*,e	scPharmaceuticals, Inc	7
43,895		Searle Co Ltd	74
224,200	*	Seattle Genetics, Inc	16,420
9,887	*	Seegene, Inc	191
22,000		Seikagaku Corp	239
22,504	*,e	Selecta Biosciences, Inc	53
24,926	*,e	Seres Therapeutics, Inc	171
17,500		Shandong Buchang Pharmaceuticals Co Ltd	75
104,000		Shandong Xinhua Pharmaceutical Co Ltd	58
57,300		Shanghai Fosun Pharmaceutical Group Co Ltd	253
457,251		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	1,655
159,000		Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	143
110,500	e,g	Shanghai Haohai Biological Technology Co Ltd	699
3,300		Shenzhen Salubris Pharmaceuticals Co Ltd	13
14,815		Shilpa Medicare Ltd	73
384,568		Shionogi & Co Ltd	23,875
46,100		Sichuan Kelun Pharmaceutical Co Ltd	198
16,812		Siegfried Holding AG.	6,038
20,452	*,e	Sienna Biopharmaceuticals, Inc	47
80,750	*,e	SIGA Technologies, Inc	485
3,421,000		Sihuan Pharmaceutical Holdings	829
58,863	*,e	SillaJen, Inc	3,346
6,667,307		Sino Biopharmaceutical	6,093
15,965	*,e	Solid Biosciences, Inc	147
128,528	*,e	Sorrento Therapeutics, Inc	611
40,000	*,e	Sosei Group	546
38,817	*	Spark Therapeutics, Inc	4,420
138,878	*	Spectrum Pharmaceuticals, Inc	1,485
8,737	*	Spero Therapeutics, Inc	112
15,406	*,e	Spring Bank Pharmaceuticals, Inc	162
1,654,000		SSY Group Ltd	1,542
3,312	e	ST Pharm Co Ltd	64
2,269	*	Stallergenes Greer plc	93
11,225	*	STCUBE	237
48,971	*	Stemline Therapeutics, Inc	629
254,787		Strides Arcolab Ltd	1,736
529,175		Sumitomo Dainippon Pharma Co Ltd	13,134
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,662	*	Sun Pharma Advanced Research Company Ltd	$85
727,310		Sun Pharmaceutical Industries Ltd	5,032
148,498	*	Supernus Pharmaceuticals, Inc	5,203
62,548	*	Surface Oncology, Inc	298
7,966	*	Sutro Biopharma, Inc	91
150,298		Suven Life Sciences Ltd	566
93,572	*	Syndax Pharmaceuticals, Inc	491
109,852	*	Syneos Health, Inc	5,686
26,078	g	Syngene International Ltd	224
26,467	*	Synlogic, Inc	201
8,521	*,e	Synthorx, Inc	174
30,288	*	Syros Pharmaceuticals, Inc	277
50,985	*,e	T2 Biosystems, Inc	134
206,799	*	Taigen Biopharmaceuticals Holdings Ltd	118
240,000	*	TaiMed Biologics, Inc	1,311
38,308		Taisho Pharmaceutical Holdings Co Ltd	3,660
28,300		Takara Bio, Inc	659
4,169,519		Takeda Pharmaceutical Co Ltd	170,751
3,009,159		Takeda Pharmaceutical Co Ltd (ADR)	61,297
131,605		Tanabe Seiyaku Co Ltd	1,763
37,963	*	Tanvex BioPharma, Inc	91
4,200		Tasly Pharmaceutical Group Co Ltd	14
6,331		Tecan Group AG.	1,495
2,233	*	Tego Science, Inc	74
59,294	*,e	Teligent, Inc	69
70,638	*	Tetraphase Pharmaceuticals, Inc	95
4,501,890	*	Teva Pharmaceutical Industries Ltd (ADR)	70,590
92,583	*,e	TG Therapeutics, Inc	744
13,731	*	Theragen Etex Co Ltd	127
225,646	*,e	TherapeuticsMD, Inc	1,099
101,177	*,e	Theratechnologies, Inc	578
110,542	*,e	Theravance Biopharma, Inc	2,506
639,941		Thermo Fisher Scientific, Inc	175,165
24,188	*,e	Tocagen, Inc	263
756,000		Tong Ren Tang Technologies Co Ltd	1,016
76,300		Tonghua Dongbao Pharmaceutical Co Ltd	197
7,700		Torii Pharmaceutical Co Ltd	155
256,500	e	Towa Pharmaceutical Co Ltd	6,764
28,525	*,e	Translate Bio, Inc	291
31,575	*	Tricida, Inc	1,219
37,600		Tsumura & Co	1,145
149,917		TTY Biopharm Co Ltd	406
6,294	*,e	Twist Bioscience Corp	146
132,570	*,e	Tyme Technologies, Inc	233
102,736		UCB S.A.	8,825
76,609	*	Ultragenyx Pharmaceutical, Inc	5,314
3,831,500	e	United Laboratories Ltd	2,267
35,883	*	United Therapeutics Corp	4,212
32,264	*,e	UNITY Biotechnology, Inc	262
27,778	*,e	Unum Therapeutics, Inc	122
9,684	*	UroGen Pharma Ltd	358
352,765	*	Vanda Pharmaceuticals, Inc	6,491
343,001	*	Vectura Group plc	319
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
403,712	*	Veracyte, Inc	$10,101
90,634	*,e	Verastem, Inc	268
240,462	*	Vericel Corp	4,211
8,511	*	Verrica Pharmaceuticals, Inc	92
518,386	*	Vertex Pharmaceuticals, Inc	95,357
75,468		Vifor Pharma AG.	10,213
76,969	*,e	Viking Therapeutics, Inc	765
2,444	*,e	Virbac S.A.	401
68,911	*	ViroMed Co Ltd	17,053
233,199		Vitrolife AB	5,310
73,295	*,e	Voyager Therapeutics, Inc	1,403
111,027	*	Waters Corp	27,947
25,890	*,e	WaVe Life Sciences Pte Ltd	1,006
56,642		Whanin Pharmaceutical Co Ltd	900
12,510,000		Winteam Pharmaceutical Group Ltd	7,450
11,959	*	Wockhardt Ltd	76
1,085,000	*,g	Wuxi Biologics Cayman, Inc	10,569
10,001	*,e	X4 Pharmaceuticals, Inc	174
114,521	*	Xencor Inc	3,557
9,426	*	Xeris Pharmaceuticals, Inc	95
8,810	*,e	XOMA Corp	109
594,200	g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	2,581
8,673	*	Y-mAbs Therapeutics, Inc	227
8,047		Yuhan Corp	1,703
48,209	*	Yungjin Pharmaceutical Co Ltd	284
314,000		YungShin Global Holding Corp	425
14,800		Yunnan Baiyao Group Co Ltd	188
32,540	*,e	Zafgen, Inc	89
13,900	*,e	Zai Lab Ltd (ADR)	410
19,865	*,e	Zealand Pharma AS	355
21,000		Zeria Pharmaceutical Co Ltd	363
16,200		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	276
162,415	*,e	ZIOPHARM Oncology, Inc	625
1,893,221		Zoetis, Inc	190,591
51,908	*,e	Zogenix, Inc	2,855
60,529	*,e	Zomedica Pharmaceuticals Corp	21
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,801,956

REAL ESTATE - 3.9%
10,232,700		8990 Holdings, Inc	2,502
422,164		Abacus Property Group	1,116
98,054		Acadia Realty Trust	2,674
737		Activia Properties Inc	3,062
19,613		ADLER Real Estate AG.	289
35,114	*	ADO Group Ltd	756
82,458	g	ADO Properties S.A.	4,688
999	*	Advance Residence Investment Corp	2,783
188,489	*,g	Aedas Homes SAU	4,807
16,714		Aedifica S.A.	1,596
13,594		Aeon Mall Co Ltd	224
4,825	*	AEON REIT Investment Corp	5,687
1	*	Africa Israel Investments Ltd	0	^
28,664	*	Africa Israel Properties Ltd	795
1,320,000		Agile Property Holdings Ltd	2,143
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
171,901		Agree Realty Corp	$11,920
109,900		AIMS AMP Capital Industrial REIT	115
138,143	*	Airport City Ltd	2,006
8,391,821		Aldar Properties PJSC	4,148
81,927		Alexander & Baldwin, Inc	2,084
2,721		Alexander’s, Inc	1,024
213,556		Alexandria Real Estate Equities, Inc	30,445
38,320		Aliansce Shopping Centers S.A.	195
377,149		Allco Commercial Real Estate Investment Trust	412
102,083		Allied Properties Real Estate Investment Trust	3,766
10,951		Allreal Holding AG.	1,864
70,199		Alony Hetz Properties & Investments Ltd	791
611,570		Alstria Office REIT-AG.	9,954
12,947	*,e	Altisource Portfolio Solutions S.A.	306
51,061	e	Altus Group Ltd	996
68,000		Amata Corp PCL (Foreign)	45
209,084		American Assets Trust, Inc	9,589
154,493		American Campus Communities, Inc	7,351
1,088,069		American Homes 4 Rent	24,721
3,027	*,e	American Realty Investors, Inc	37
1,028,132	e	American Tower Corp	202,604
529,612		Americold Realty Trust	16,158
92,432		Amot Investments Ltd	515
12,742,100		Ananda Development PCL (Foreign)	1,439
95,668	e	Apartment Investment & Management Co	4,811
106,906		Apple Hospitality REIT, Inc	1,743
1,444,058		Argosy Property Ltd	1,259
133,758		Armada Hoffler Properties, Inc	2,085
1,429,162		Aroundtown S.A.	11,788
533,816		Arrowhead Properties Ltd (Class A)	139
133,929		Artis Real Estate Investment Trust	1,113
446,500		Ascendas Hospitality Trust	290
1,583,708		Ascendas REIT	3,404
821,691		Ascott Residence Trust	716
113,456		Ashford Hospitality Trust, Inc	539
9,661,460		Asian Property Development PCL (Foreign)	2,149
197,000		Asiasec Properties Ltd	69
1,344,705		Assura Group Ltd	1,005
2,557,045	e	Attacq Ltd	2,555
484,541		AvalonBay Communities, Inc	97,262
171,242		Aventus Retail Property Fund Ltd	273
238,468		Aveo Group	334
12,782,115		Ayala Land, Inc	10,937
4,761,352	*	AZ BGP Holdings	14
42,976		Azrieli Group	2,546
2,981,200		Bangkok Land PCL	148
244,451	*	Barwa Real Estate Co	2,461
613		Bayside Land Corp	293
16,152		Befimmo SCA Sicafi	952
5,270,000		Beijing Capital Land Ltd	2,017
488,000		Beijing North Star Co	166
10,395		Big Shopping Centers Ltd	706
559,414		Big Yellow Group plc	7,228
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,106		BLife Investment Corp	$4,672
3,450		Blue Square Real Estate Ltd	136
30,451		Bluerock Residential Growth REIT, Inc	328
44,584		Boardwalk REIT	1,361
721,489		Boston Properties, Inc	96,593
756,362		BR Malls Participacoes S.A.	2,428
72,008		BR Properties S.A.	164
1,764	*	Brack Capital Properties NV	191
139,266		BraeMar Hotels & Resorts, Inc	1,700
633,108		Brandywine Realty Trust	10,041
1,204,517		British Land Co plc	9,248
372,519		Brixmor Property Group, Inc	6,843
4,454		Brookfield Property Partners LP	92
388,499	e	Brookfield Property REIT, Inc	7,960
30,435		Brt Realty Trust	422
376,779		Bunnings Warehouse Property Trust	1,001
65,000		C&D International Investment Group Ltd	75
199,795		CA Immobilien Anlagen AG.	7,217
596,520		Cache Logistics Trust	328
967,023		Cambridge Industrial Trust	386
381,907		Camden Property Trust	38,764
160,114		Canadian Apartment Properties REIT	6,155
2,955,537		CapitaCommercial Trust	4,235
443,746		Capital & Counties Properties	1,391
284,261		Capital & Regional plc	94
3,129,718		CapitaLand Ltd	8,444
1,685,925		CapitaMall Trust	2,963
342,232		CapitaRetail China Trust	397
798,331		CareTrust REIT, Inc	18,729
4,762,500	*	Carnival Group International Holdings Ltd	28
327,750		Castellum AB	6,360
177,397		CatchMark Timber Trust, Inc	1,742
296,900		Cathay Real Estate Development Co Ltd	232
220,116	e	CBL & Associates Properties, Inc	341
969,456	*	CBRE Group, Inc	47,940
433,020		CDL Hospitality Trusts	521
15,000,000		Cebu Holdings, Inc	1,882
502,274		Cedar Realty Trust, Inc	1,708
131,188		Cedar Woods Properties Ltd	494
374,000		Central China Real Estate Ltd	183
962,258		Central Pattana PCL (Foreign)	2,224
359,931		Centuria Industrial REIT	770
1,700,806		Champion Real Estate Investment Trust	1,473
118,092		Charter Hall Education Trust	292
2,098,197		Charter Hall Group	15,308
112,056		Charter Hall Long Wale REIT	363
54,809		Chatham Lodging Trust	1,055
81,687		Chesapeake Lodging Trust	2,272
3,979,722		Cheuk Nang Holdings Ltd	2,215
3,726,000		China Aoyuan Property Group Ltd	4,507
4,029,663	e	China Evergrande Group	13,421
39,200		China Fortune Land Development Co Ltd	180
541,000	*,g	China Logistics Property Holdings Co Ltd	188
700,000		China Merchants Land Ltd	117
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
41,400		China Merchants Shekou Industrial Zone Holdings Co Ltd	$142
9,385,021		China New Town Development Co Ltd	237
3,622,000		China Overseas Grand Oceans Group Ltd	1,974
5,331,253		China Overseas Land & Investment Ltd	20,288
700,000		China Overseas Property Holdings Ltd	337
3,705,644		China Resources Land Ltd	16,653
15,662,400		China SCE Property Holdings Ltd	8,176
918,615		China Vanke Co Ltd	3,866
71,100		China Vanke Co Ltd (Class A)	324
225,000	g	China Vast Industrial Urban Development Co Ltd	89
316,000		Chinese Estates Holdings Ltd	368
268,100	e	Chip Eng Seng Corp Ltd	152
188,170		Choice Properties REIT	1,980
118,088		Chong Hong Construction Co	345
3,232,000		CIFI Holdings Group Co Ltd	2,455
281,844		City Developments Ltd	1,886
303,441		City Office REIT, Inc	3,432
53,830	e	Citycon OYJ	551
1,264,014		Civitas Social Housing plc	1,580
3,276,922		CK Asset Holdings Ltd	29,184
28,268		Clipper Realty, Inc	378
25,023		Cofinimmo	3,323
58,183		Colliers International Group, Inc	3,887
905,754		Colony Capital, Inc	4,819
206,000		Colour Life Services Group	150
485,483		Columbia Property Trust, Inc	10,928
347	*	Comforia Residential REIT, Inc	951
117,851		Cominar Real Estate Investment Trust	1,042
21,813		Community Healthcare Trust, Inc	783
623,000		Concentradora Fibra Danhos S.A. de C.V.	889
415,900	g	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	203
4,890		Consolidated-Tomoka Land Co	289
18,779	*	Consus Real Estate AG.	135
146,279		CoreCivic, Inc	2,845
16,590	e	CorEnergy Infrastructure Trust, Inc	610
126,198		CorePoint Lodging, Inc	1,410
90,989		Coresite Realty	9,738
70,228		Corestate Capital Holding S.A.	2,778
1,503,336	e	Corp Inmobiliaria Vesta SAB de C.V.	2,174
54,895		Corporate Office Properties Trust	1,499
5,759,391		Country Garden Holdings Co Ltd	9,018
531,705		Cousins Properties, Inc	5,136
2,679	*,e	Covivio	282
1,392	*	CRE Logistics REIT, Inc	1,404
1,218	*	Crescendo Investment Corp	1,419
58,579		Crombie Real Estate Investment Trust	624
934,891		Cromwell Group	727
925,966		Crown Castle International Corp	118,524
7,768,943		CSI Properties Ltd	396
68,139		CT Real Estate Investment Trust	732
545,428		CubeSmart	17,475
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
585,342	*	Cushman & Wakefield plc	$10,419
312,684		CyrusOne, Inc	16,397
21,784	*	D Carnegie & Co AB	422
480	*	DA Office Investment Corp	3,415
28,200		Daibiru Corp	268
20,940		Daito Trust Construction Co Ltd	2,921
308,254		Daiwa House Industry Co Ltd	9,817
1,670,107		DAMAC Properties Dubai Co PJSC	616
1,134,068		Delta Property Fund Ltd	138
161,728		Derwent London plc	6,793
242,077		Deutsche Annington Immobilien SE	12,563
56,906		Deutsche Euroshop AG.	1,727
282,631		Deutsche Wohnen AG.	13,715
928,636		Dexus Property Group	8,405
1,060,662	*	Deyaar Development PJSC	99
310,814		DiamondRock Hospitality Co	3,366
28,702		DIC Asset AG.	323
239,242		Digital Realty Trust, Inc	28,470
400,046		Dios Fastigheter AB	3,286
244,714		Dongwon Development Co Ltd	912
699,830	*	DoubleDragon Properties Corp	304
307,360		Douglas Emmett, Inc	12,423
488,138		Dream Global REIT	5,176
62,076		Dream Industrial Real Estate Investment Trust	554
38,442		Dream Office Real Estate Investment Trust	711
94,843		Dream Unlimited Corp	552
290,611		Duke Realty Corp	8,887
73,418		Easterly Government Properties, Inc	1,322
471,813		Eastern & Oriental BHD	105
43,871		EastGroup Properties, Inc	4,898
603,900	*	Eco World Development Group BHD	138
592,100	*	Eco World International BHD	107
913,672	*	Emaar Development PJSC	966
1,870,589	*	Emaar Malls Group PJSC	887
8,677,292		Emaar Properties PJSC	11,103
1,619,132		Emira Property Fund Ltd	1,551
955,235		Emlak Konut Gayrimenkul Yatiri	263
1,451,333		Emperor International Holdings	449
305,362		Empire State Realty Trust, Inc	4,825
354,105		Empiric Student Property plc	422
55,419		Entertainment Properties Trust	4,262
322,574	g	Entra ASA	4,872
159,053		Equinix, Inc	72,076
279,405		Equites Property Fund Ltd	378
164,496		Equity Commonwealth	5,377
454,182		Equity Lifestyle Properties, Inc	51,913
680,723		Equity Residential	51,272
814,184	*	Eshraq Properties Co PJSC	102
155,254		Essential Properties Realty Trust, Inc	3,031
217,853		Essex Property Trust, Inc	63,012
24,649		Eurobank Properties Real Estate Investment Co	298
35,395		Eurocommercial Properties NV	1,021
361,785		Extra Space Storage, Inc	36,869
643,649	*	Ezdan Holding Group QSC	1,750
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
331,161		Fabege AB	$4,813
6,837,500		Fantasia Holdings Group Co Ltd	1,360
1,654,869		Far East Consortium	793
461,200		Far East Hospitality Trust	238
169,812		Farglory Land Development Co Ltd	207
107,976	e	Farmland Partners, Inc	691
188,745	*	Fastighets AB Balder	6,055
264,081		Federal Realty Investment Trust	36,404
7,132,706		Fibra Uno Administracion S.A. de C.V.	9,856
3,182,400		Filinvest Development Corp	914
3,592,000		Filinvest Land, Inc	104
72,600		Financial Street Holdings Co Ltd	93
246,964		First Capital Realty, Inc	3,955
453,718		First Industrial Realty Trust, Inc	16,043
359,670		First Real Estate Investment Trust	263
42,791		FirstService Corp	3,812
17,589		Fonciere Des Regions	1,866
14,266	*,e	Forestar Group, Inc	247
547,487	e	Fortress REIT Ltd	409
797,249		Fortress REIT Ltd (Class A)	1,012
579,157		Four Corners Property Trust, Inc	17,143
131,967		Franklin Street Properties Corp	949
4,717,725		Franshion Properties China Ltd	3,085
353,100		Frasers Centrepoint Trust	620
468,200		Frasers Hospitality Trust	254
1,052,510		Frasers Logistics & Industrial Trust	901
77,478		Front Yard Residential Corp	718
505	*	Frontier Real Estate Investment Corp	2,117
9,608	*	FRP Holdings, Inc	457
503	*	Fukuoka REIT Corp	773
1,820,000	*	Future Land Development Holdings Ltd	2,260
27,000		Future Land Holdings Co Ltd	182
1,290,869		Gaming and Leisure Properties, Inc	49,789
56,444		Gazit Globe Ltd	454
6,989		Gazit, Inc	93
265,425		GCP Student Living plc	528
1,134,494		GDI Property Group	1,120
20,515		Gecina S.A.	3,035
81,900		Gemdale Corp	167
2,556,000		Gemdale Properties and Investment Corp Ltd	326
372,443		Geo Group, Inc	7,151
145,161		Getty Realty Corp	4,649
45,325		Gladstone Commercial Corp	941
18,672	e	Gladstone Land Corp	236
171,458		Global Medical REIT, Inc	1,684
87,411		Global Net Lease, Inc	1,652
518	*,e	Global One Real Estate Investment Corp	622
1,507,000	*	Glorious Property Holdings Ltd	77
2,719		GLP J-Reit	2,912
29,003	*	Godrej Properties Ltd	341
9,780		Goldcrest Co Ltd	132
426,500		Golden Land Property Development PCL	112
1,502,336		Goodman Property Trust	1,770
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,360,531		GPT Group (ASE)	$6,001
684,386		Grainger plc	2,109
151,915		Grand City Properties S.A.	3,669
51,519		Granite REIT	2,462
58,794		Great Eagle Holdings Ltd	300
819,753		Great Portland Estates plc	7,974
4,319,176		Green REIT plc	7,269
145,700		Greenland Holdings Corp Ltd	163
453,000		Greenland Hong Kong Holdings Ltd	184
5,324,500		Greentown China Holdings Ltd	5,329
1,391		Griffin Land & Nurseries, Inc (Class A)	48
790,000	*,e	Ground International Development Ltd	32
1,067,466		Growthpoint Properties Australia Ltd	3,147
5,585,656		Growthpoint Properties Ltd	9,456
244,400	*	Grupo GICSA S.A. de C.V.	78
4,464,013		Guangzhou R&F Properties Co Ltd	9,683
157,600	e	Guocoland Ltd	226
2,823,000		Guorui Properties Ltd	575
260,344		H&R Real Estate Investment Trust	4,561
37,160		Hamborner AG.	389
1,242,960		Hammerson plc	5,441
515,731		Hang Lung Group Ltd	1,658
3,910,559		Hang Lung Properties Ltd	9,551
368	*	Hankyu Reit, Inc	494
84,259		Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,160
1,143,496		Hansteen Holdings plc	1,451
1,135,494		HCP, Inc	35,541
237,256		Healthcare Realty Trust, Inc	7,618
627,991		Healthcare Trust of America, Inc	17,954
23,800		Heiwa Real Estate Co Ltd	459
173,871		Helical Bar plc	748
58,454		Heliopolis Housing	81
769,878		Hemfosa Fastigheter AB	6,761
1,920,014		Henderson Land Development Co Ltd	12,220
47,398	e	Hersha Hospitality Trust	812
170,901		HFF, Inc (Class A)	8,161
32,881,808	e	Hibernia REIT plc	49,279
639,042		Highwealth Construction Corp	1,054
190,691		Highwoods Properties, Inc	8,921
117,880	e	HKC Holdings Ltd	100
2,906,567		Hongkong Land Holdings Ltd	20,688
151	*	Hoshino Resorts REIT, Inc	757
71,412		Hospitality Properties Trust	1,879
1,907,264		Host Marriott Corp	36,047
75,721	*	Howard Hughes Corp	8,329
269,235		Huaku Development Co Ltd	647
387,121		Hudson Pacific Properties	13,325
164,091		Hufvudstaden AB (Series A)	2,849
278,817		Hulic Co Ltd	2,740
935	*	Hulic Reit, Inc	1,593
423,800		Hung Sheng Construction Co Ltd	409
197,696		Hyprop Investments Ltd	966
1,319,303		Hysan Development Co Ltd	7,072
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
14,680	e	Icade	$1,242
177,800	e	Ichigo Holdings Co Ltd	610
911	*	Ichigo Real Estate Investment Corp	873
555,300	*,e	IDU Co	547
1,000,800		IGB Real Estate Investment Trust	454
47,200		Iguatemi Empresa de Shopping Centers S.A.	469
30,362		Immobiliare Grande Distribuzione SIIQ S.p.A	219
51,016	*	IMMOFINANZ AG.	1,267
106,902		Independence Realty Trust, Inc	1,153
7,086,714	*	Indiabulls Real Estate Ltd	9,419
2,036		Industrial & Infrastructure Fund Investment Corp	2,273
388,605	*	Industrial Buildings Corp	627
82,775		Industrial Logistics Properties Trust	1,670
51,406		InfraREIT, Inc	1,078
1,213,213		Ingenia Communities Group	2,602
232,568		Inmobiliaria Colonial S.A.	2,392
10,738	e	Innovative Industrial Properties, Inc	877
934,400	*,g	Instone Real Estate Group AG.	20,963
134,704		InterRent Real Estate Investment Trust	1,466
649		Intershop Holding AG.	331
11,149		Intervest Offices	301
629,246	e	Intu Properties plc	874
6,029		Invesco Office J-Reit, Inc	957
3,301		Investis Holding S.A.	222
14,800	e	Investors Cloud Co Ltd	36
15,639		Investors Real Estate Trust	937
43,897		Invincible Investment Corp	21,481
825,235		Invitation Homes, Inc	20,078
1,140,865		IOI Properties Group BHD	369
1,402,338	e	Irish Residential Properties REIT plc	2,501
524,496		Iron Mountain, Inc	18,599
131,226		iShares Dow Jones US Real Estate Index Fund	11,422
86,002	e	iStar Financial, Inc	724
1,047	*	Japan Excellent, Inc	1,521
19,638		Japan Hotel REIT Investment Corp	15,832
853	*	Japan Logistics Fund Inc	1,808
909		Japan Prime Realty Investment Corp	3,742
715		Japan Real Estate Investment Corp	4,215
1,198	*	Japan Rental Housing Investments, Inc	954
2,922		Japan Retail Fund Investment Corp	5,871
184,250		JBG SMITH Properties	7,619
24,683		Jernigan Capital, Inc	519
116,662	*	Jerusalem Economy Ltd	364
1,596,750	*,†	Jiangsu Future Land Co Ltd	11,549
1,124,996		Jiayuan International Group Ltd	595
55,400		Jinke Properties Group Co Ltd	60
44,785		Jones Lang LaSalle, Inc	6,905
1,640,403		K Wah International Holdings Ltd	1,013
2,473,000	*	Kaisa Group Holdings Ltd	1,124
145,500	e	Katitas Co Ltd	5,010
411		Kenedix Realty Investment Corp	2,853
957	*	Kenedix Residential Investment Corp	1,587
332	*	Kenedix Retail REIT Corp	810
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
463,000		Kenedix, Inc	$2,321
317,642		Kennedy-Wilson Holdings, Inc	6,794
3,001,317		Keppel DC REIT	3,325
1,752,170		Kerry Properties Ltd	7,834
110,851		Killam Apartment Real Estate Investment Trust	1,609
281,917		Kilroy Realty Corp	21,414
178,328		Kimco Realty Corp	3,299
163,000		Kindom Construction Co	106
141,352		Kite Realty Group Trust	2,260
932,967		Kiwi Property Group Ltd	944
231,559	*	Klepierre	8,102
2,061,171	e	Klovern AB (B Shares)	2,828
28,799		Korea Asset In Trust Co Ltd	106
72,282		Korea Real Estate Investment Trust Co	166
1,055,191		K-REIT Asia	1,005
583,333		Kungsleden AB	4,646
1,085,108	*	KWG Property Holding Ltd	1,312
810,593		Lai Fung Holdings Ltd	1,033
582,380		Lai Sun Development Co Ltd	982
220,560		Lamar Advertising Co	17,482
15,679	*	Lamda Development S.A.	113
2,913,400		Land and Houses PCL Co Reg	983
420,651		Land Securities Group plc	5,008
1,698,500		Langham Hospitality Investments Ltd	688
256,900		Lar Espana Real Estate Socimi S.A.	2,145
2,591	*	LaSalle Logiport REIT	2,562
132,037		LEG Immobilien AG.	16,225
498,939		Lend Lease Corp Ltd	4,390
155,811	e	Leopalace21 Corp	312
265,561		Lexington Realty Trust	2,406
190,353		Liberty Property Trust	9,217
17,133		Life Storage, Inc	1,667
1,226,997		Link REIT	14,365
4,833,300		Lippo-Mapletree Indonesia Retail Trust	703
38,000		Liu Chong Hing Investment	67
14,087	*	LOG Commercial Properties e Participacoes S.A.	61
4,258,000		Logan Property Holdings Co Ltd	7,063
2,312,727		London & Stamford Property plc	6,015
1,219,178		Longfor Properties Co Ltd	4,300
247,900		LPN Development PCL (Foreign)	54
150,000	*	LPS Brasil Consultoria de Imoveis S.A.	186
91,581		LTC Properties, Inc	4,194
57,498		Macerich Co	2,493
266,982		Mack-Cali Realty Corp	5,927
206,963		Macquarie CountryWide Trust	684
1,480,641		Macquarie Goodman Group	14,042
827,990		Macquarie MEAG Prime REIT	446
1,615,576		Mah Sing Group BHD	368
708,372		Manulife US Real Estate Investment Trust	606
35,779	*,†,e	Mapeley Ltd	0	^
1,974,582		Mapletree Commercial Trust	2,755
2,016,100		Mapletree Greater China Commercial Trust	1,965
1,221,699		Mapletree Industrial Trust	1,894
2,216,310		Mapletree Logistics Trust	2,389
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
75,255	*	Marcus & Millichap, Inc	$3,065
734,592		Matrix Concepts Holdings BHD	340
6,663	*	Maui Land & Pineapple Co, Inc	76
436,200		MBK PCL	286
294,444		MedEquities Realty Trust, Inc	3,277
500,547		Medical Properties Trust, Inc	9,265
1,994,844	*	Medinet Nasr Housing	812
130,586,463		Megaworld Corp	14,426
34,645		Melisron Ltd	1,759
29,788		Mercialys S.A	418
365,783		Merlin Properties Socimi S.A.	4,787
26,361	*,g	Metrovacesa S.A.	319
2,426,300	g	Mexico Real Estate Management S.A. de C.V.	2,629
976,709		MGM Growth Properties LLC	31,499
1,076	*	MID Reit, Inc	989
59,758		Mid-America Apartment Communities, Inc	6,533
242	*	Mirai Corp	440
2,815,642		Mirvac Group	5,500
1,709,998		Mitsubishi Estate Co Ltd	31,028
153	*	Mitsubishi Estate Logistics REIT Investment Corp	362
847,979		Mitsui Fudosan Co Ltd	21,362
4,392	*	Mitsui Fudosan Logistics Park, Inc	14,058
6,467		Mobimo Holding AG.	1,627
458,000	e	Modern Land China Co Ltd	83
576,480		Monmouth Real Estate Investment Corp (Class A)	7,598
7,212	e	Montea C.V.A	595
34,670		Morguard Real Estate Investment Trust	323
1,615		Mori Hills REIT Investment Corp	2,170
227		Mori Trust Hotel Reit, Inc	282
987	*	Mori Trust Sogo Reit, Inc	1,534
204,529		Multiplan Empreendimentos Imobiliarios S.A.	1,222
12,925		Nam Tai Property, Inc	127
112,652		National Health Investors, Inc	8,849
144,262		National Retail Properties, Inc	7,991
446,374		National Storage Affiliates Trust	12,726
2,449,726		National Storage REIT	3,070
802,000		Neo-China Land Group Holdings Ltd	171
792,028	*	NEPI Rockcastle plc	6,666
9,561		NESCO Ltd	67
101,679		New Senior Investment Group, Inc	554
7,840,088		New World Development Co Ltd	13,012
672,883		Newmark Group, Inc	5,612
178,224	e	NewRiver REIT plc	554
304,885		Nexity	14,881
88,487		NexPoint Residential Trust, Inc	3,393
398		Nippon Accommodations Fund, Inc	2,019
1,159		Nippon Building Fund, Inc	7,848
588	*,e	Nippon Healthcare Investment Corp	929
1,181		Nippon ProLogis REIT, Inc	2,514
1,918		NIPPON REIT Investment Corp	7,392
338,158		Nomura Real Estate Holdings, Inc	6,507
6,955		Nomura Real Estate Master Fund, Inc	10,246
54,655		NorthStar Realty Europe Corp	949
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
87,409		Northview Apartment Real Estate Investment Trust	$1,898
74,267		NorthWest Healthcare Properties Real Estate Investment Trust	648
41,173		NSI NV	1,748
268,186	*	Nyfosa AB	1,607
52,069		Oberoi Realty Ltd	397
56,693		Office Properties Income Trust	1,567
272,754		Omega Healthcare Investors, Inc	10,406
79,027		One Liberty Properties, Inc	2,292
281,400		Open House Co Ltd	9,685
119,150		Origin Property PCL	26
2,244		Orix JREIT, Inc	3,851
594,912		OSK Holdings BHD	136
573,500		OUE Hospitality Trust	307
853,184		Outfront Media, Inc	19,964
195,800	e	Overseas Union Enterprise Ltd	246
782,629	*	Palm Hills Developments SAE	124
505,010		Paramount Group, Inc	7,166
387,348		Park Hotels & Resorts, Inc	12,039
891,300		Parkway Life Real Estate Investment Trust	1,921
672,663		Parque Arauco S.A.	1,799
27,088		Patrizia Immobilien AG.	603
450,800		Pavilion Real Estate Investment Trust	201
178,751		Pebblebrook Hotel Trust	5,552
92,389	e	Pennsylvania REIT	581
65,762		Phoenix Mills Ltd	625
657,076		Physicians Realty Trust	12,360
158,260		Piedmont Office Realty Trust, Inc	3,300
1,290,000		PLA Administradora Industrial S de RL de C.V.	1,992
319,000		Platinum Group PCL	65
1,072,817		Poly Hong Kong Investment Ltd	419
94,234		Poly Real Estate Group Co Ltd	199
80,822		Potlatch Corp	3,054
4,692,000		Powerlong Real Estate Holdings Ltd	2,463
742,741	e	Precinct Properties New Zealand Ltd	789
318,342		Preferred Apartment Communities, Inc	4,718
1,406	*	Premier Investment Co	1,772
159,059		Prestige Estates Projects Ltd	580
1,011,723	e	Primary Health Properties plc	1,711
590,826		Prince Housing & Development Corp	223
211,900		ProLogis Property Mexico S.A. de C.V.	408
1,862,425		Prologis, Inc	134,001
728,000		Prosperity REIT	328
64,821		PS Business Parks, Inc	10,166
56,499		PSP Swiss Property AG.	6,140
4,156,100		PT Alam Sutera Realty Tbk	91
6,586,747	*	PT Bumi Serpong Damai	651
5,504,840		PT Ciputra Development Tbk	387
36,246,600	*	PT Hanson International Tbk	260
20,418,970		PT Kawasan Industri Jababeka Tbk	350
5,344,300		PT Lippo Karawaci Tbk	108
16,964,000		PT Pakuwon Jati Tbk	823
14,433,262		PT PP Properti Tbk	149
11,773,400	*	PT Sentul City Tbk	89
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,044,400		PT Summarecon Agung Tbk	$333
282,262		Public Storage, Inc	61,471
1,269,824	*	Puravankara Projects Ltd	1,351
1,028,165	*,e	Purplebricks Group plc	1,685
365,699		QTS Realty Trust, Inc	16,453
2,795,422		Quality House PCL	261
320,433	*	Radium Life Tech Co Ltd	155
3,829,009		RAK Properties PJSC	444
341,630		Rayonier, Inc	10,768
137,100		Raysum Co Ltd	1,266
856,300		RDI REIT plc	1,695
60,018		Re/Max Holdings, Inc	2,313
233,938	e	Realogy Holdings Corp	2,667
101,229		Realty Income Corp	7,446
308,632	e	Rebosis Property Fund Ltd	38
476,000	e,g	Redco Properties Group Ltd	224
4,333,123		Redefine Properties Ltd	2,913
94,032	*,e	Redfin Corp	1,906
378,000	*	Redsun Properties Group Ltd	131
741,264		Regency Centers Corp	50,028
186,098	g	Regional REIT Ltd	255
431,902		Reit Ltd	1,901
72,900		Relo Holdings, Inc	2,053
12,081,250	*	Renhe Commercial Holdings Co Ltd	416
210,994		Resilient REIT Ltd	797
10,819	e	Retail Estates NV	985
263,019		Retail Opportunities Investment Corp	4,561
417,735		Retail Properties of America, Inc	5,092
75,520		Retail Value, Inc	2,354
1,863,492		Rexford Industrial Realty, Inc	66,732
301,005		RioCan Real Estate Investment Trust	5,962
84,400		RiseSun Real Estate Development Co Ltd	141
425,760		RLJ Lodging Trust	7,481
27,244		RMR Group, Inc	1,661
913,000		Road King Infrastructure	2,073
2,284,764		Robinsons Land Corp	1,066
1,588,500	*,e	Ronshine China Holdings Ltd	2,525
96,155		RPT Realty	1,155
468,454		Ruentex Development Co Ltd	709
160,559		Rural Funds Group	259
102,628		Ryman Hospitality Properties	8,440
6,514,795	e	S.A. Corporate Real Estate Fund Nominees Pty Ltd	1,643
1,360,973		Sabana Shari’ah Compliant Industrial REIT	427
219,609		Sabra Healthcare REIT, Inc	4,276
10,420		Safehold, Inc	227
935,917		Safestore Holdings plc	7,271
251,500		SAMTY Co Ltd	3,412
2,669	*	Samty Residential Investment Corp	2,373
13,590,777		Sansiri PCL	562
34,403		Saul Centers, Inc	1,767
118,996		Savills plc	1,403
199,668	*	SBA Communications Corp	39,866
1,066,300		SC Asset Corp PCL	101
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,429,562		Scentre Group	$27,526
320,195		Schroder Real Estate Investment Trust Ltd	231
1,692,680		Segro plc	14,858
13,780	*	Sekisui House Reit, Inc	10,412
128,665		Selvaag Bolig ASA	642
119,784		Senior Housing Properties Trust	1,411
40,490	e	Seritage Growth Properties	1,799
447,797		Shaftesbury plc	5,132
257,800		Shanghai Erfangji Co Ltd	137
852,187		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,250
10,455,136		Shenzhen Investment Ltd	4,001
1,584,261		Shimao Property Holdings Ltd	4,965
192,050	*	Shining Building Business Co Ltd	66
21,500	e	Shinoken Group Co Ltd	145
1,156,730		Shopping Centres Australasia Property Group	2,169
4,496,500		Shui On Land Ltd	1,113
150,000	*	Shurgard Self Storage Europe Sarl	4,953
461	*	SIA Reit, Inc	1,179
258,700		Siam Future Development PCL	62
7,384,860		Sime Darby Property BHD	2,010
872,611		Simon Property Group, Inc	158,998
697,600		Singha Estate PCL	71
1,705,045		Sino Land Co	3,301
2,220,139		Sino-Ocean Land Holdings Ltd	976
131,692		Sinyi Realty Co	131
2,005,906		Sirius Real Estate Ltd	1,656
35,238		SITE Centers Corp	480
101,850	*	Six of October Development & Investment	96
4,356		SK D&D Co Ltd	117
1,262,000		Skyfame Realty Holdings Ltd	182
272,283		SL Green Realty Corp	24,484
22,103,590		SM Prime Holdings	16,806
118,171		Smart Real Estate Investment Trust	3,096
23,773		Sobha Developers Ltd	177
2,411,135	*	Soho China Ltd	1,016
539,800		Soilbuild Business Space REIT	245
14,200		Sonae Sierra Brasil S.A.	104
1,367,591		SP Setia BHD	761
63,634		Sparkassen Immobilien AG.	1,302
432,600		SPH REIT	335
217,496		Spirit MTA REIT	1,412
40,716		Spirit Realty Capital, Inc	1,618
111,049		ST Modwen Properties plc	575
44,428	*	St. Joe Co	733
593,429		STAG Industrial, Inc	17,595
1,510,987		Standard Life Investment Property Income Trust Ltd	1,773
5,795		Star Asia Investment Corp	5,719
4,046,603		Stockland Trust Group	11,069
718,000	e	StorageVault Canada, Inc	1,451
508,178		STORE Capital Corp	17,024
8,602	*	Stratus Properties, Inc	227
253,092		Sumitomo Realty & Development Co Ltd	10,501
297,583		Summit Hotel Properties, Inc	3,395
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
58,474		Summit Industrial Income REIT	$526
76,139		Summit Real Estate Holdings Ltd	674
484,817		Sun Communities, Inc	57,460
348,500		Sun Frontier Fudousan Co Ltd	3,738
1,549,135		Sun Hung Kai Properties Ltd	26,631
2,169,522		Sunac China Holdings Ltd	10,834
7,440,000	*	Suncity Group Holdings Ltd	1,783
1,057,000		Sunlight Real Estate Investment Trust	796
727,060		Sunstone Hotel Investors, Inc	10,470
2,969,867		Suntec Real Estate Investment Trust	4,279
25,197		Sunteck Realty Ltd	168
1,686,947		Sunway BHD	695
845,000		Sunway Real Estate Investment	373
167,500		Supalai PCL	100
878,351		Swire Pacific Ltd (Class A)	11,314
3,213,015		Swire Properties Ltd	13,828
81,922		Swiss Prime Site AG.	7,181
801,368		TAG Tegernsee Immobilien und Beteiligungs AG.	19,792
862,100	e	Takara Leben Co Ltd	2,682
77	*	Takara Leben Infrastructure Fu	79
472,565		Talaat Moustafa Group	306
115,551	e	Tanger Factory Outlet Centers, Inc	2,424
104,667		Taubman Centers, Inc	5,535
28,030	*	Tejon Ranch Co	493
254,890		Terreno Realty Corp	10,716
67,046		Tier REIT, Inc	1,922
292,124		TLG Immobilien AG.	8,795
27,900		TOC Co Ltd	193
1,379,301		Tokyo Tatemono Co Ltd	16,944
6,085,531		Tokyu Fudosan Holdings Corp	36,468
549	*	Tokyu REIT, Inc	889
222,500		Top Spring International Holdings Ltd	68
830,800		Tosei Corp	7,529
3,001	*	Tosei Reit Investment Corp	3,209
2,736	*,e	Transcontinental Realty Investors, Inc	85
176,445	e	Tricon Capital Group, Inc	1,520
27,365	*	Trinity Place Holdings, Inc	109
5,503,970		Tritax Big Box REIT plc	10,298
4,112,721	g	Tritax EuroBox plc	5,207
1,574,800	*	U City PCL	110
134,928		UDR, Inc	6,134
752,600		UEM Land Holdings BHD	151
336,212		UMH Properties, Inc	4,734
60,340	e	Unibail-Rodamco-Westfield	9,892
3,960		Unibail-Rodamco-Westfield (Paris)	649
760,921	*	Union Properties PJSC	77
988,607		Unite Group plc	11,817
456,314		United Development Co PSC	1,746
3,009		United Urban Investment Corp	4,750
356,296	e	Uniti Group, Inc	3,987
460,400		Univentures PCL	89
15,874		Universal Health Realty Income Trust	1,202
253,900	e	Unizo Holdings Co Ltd	4,849
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
353,885		UOA Development BHD	$187
373,773		UOL Group Ltd	1,922
135,988		Urban Edge Properties	2,584
47,261		Urstadt Biddle Properties, Inc (Class A)	975
7,757		Vastned Retail NV	301
647,493		Ventas, Inc	41,317
429,952		VEREIT, Inc	3,599
893,482		VICI Properties, Inc	19,549
5,934,545		Vicinity Centres	10,957
19,239	e	Victoria Park AB	76
7,570,600		Vista Land & Lifescapes, Inc	1,042
1,235,544		Viva Energy REIT	2,229
55,863		Vornado Realty Trust	3,767
2,801,532		Vukile Property Fund Ltd	3,883
90,770	e	Wallenstam AB	917
67,118		Warehouses De Pauw SCA	10,766
237,776	e	Washington Prime Group, Inc	1,343
100,975		Washington REIT	2,866
519,512	e	Watkin Jones plc	1,489
83,013		Weingarten Realty Investors	2,438
665,123	e	Welltower, Inc	51,614
27,628	e	Wereldhave NV	756
1,564,321		Weyerhaeuser Co	41,204
4,393,635		WHA Corp PCL	585
1,496,734		Wharf Holdings Ltd	4,525
2,002,734		Wharf Real Estate Investment Co Ltd	14,926
895,591		Wheelock & Co Ltd	6,573
54,330	*	Whitestone REIT	653
569,517		Wihlborgs Fastigheter AB	7,768
215,740		Wing Tai Holdings Ltd	324
239,042		Workspace Group plc	3,040
63,232		WP Carey, Inc	4,953
33,882		WPT Industrial Real Estate Investment Trust	472
428,379		Xenia Hotels & Resorts, Inc	9,386
28,200		Xinhu Zhongbao Co Ltd	16
1,277,000		Yanlord Land Group Ltd	1,284
821,466	e	Yoma Strategic Holdings Ltd	201
50,300		Youngor Group Co Ltd	68
392,600		YTL Hospitality REIT	123
850,000		Yuexiu Real Estate Investment Trust	604
6,250,000		Yuexiul Property Co Ltd	1,507
2,975,622		Yuzhou Properties Co	1,800
860,000	*	Zhuguang Holdings Group Co Ltd	135
		TOTAL REAL ESTATE	4,445,699

RETAILING - 5.4%
139,219	*	1-800-FLOWERS.COM, Inc (Class A)	2,538
163,023		Aaron’s, Inc	8,575
27,420	e	ABC-Mart, Inc	1,632
169,127		Abercrombie & Fitch Co (Class A)	4,636
1,112,891		Accent Group Ltd	1,139
29,700		Adastria Holdings Co Ltd	659
164,079		Advance Auto Parts, Inc	27,980
356,200		Aeon Co M Bhd	128
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,119,816	*	Alibaba Group Holding Ltd (ADR)	$386,760
10,400		Alpen Co Ltd	161
1,159,258	*	Amazon.com, Inc	2,064,349
378,817		American Eagle Outfitters, Inc	8,398
28,319	*	America’s Car-Mart, Inc	2,587
122,331	*,e	AO World plc	157
19,900		AOKI Holdings, Inc	209
21,441		Aoyama Trading Co Ltd	488
7,200		Arata Corp	249
92,400		Arc Land Sakamoto Co Ltd	1,253
16,000	*	Arvind Fashions Ltd	241
12,600		Asahi Co Ltd	174
23,727	*	Asbury Automotive Group, Inc	1,646
227,898	*,e	Ascena Retail Group, Inc	246
11,100	e	ASKUL Corp	277
316,098	*,e	ASOS plc	13,200
56,894	*,e	At Home Group, Inc	1,016
44,788		Autobacs Seven Co Ltd	745
166,279	e	Automotive Holdings Group Ltd	207
107,465	*	Autonation, Inc	3,839
60,277	*	AutoZone, Inc	61,731
2,195,666		B&M European Value Retail S.A.	10,696
5,464,673	*	B2W Companhia Global Do Varejo	58,927
35,424	*,e	Baozun, Inc (ADR)	1,471
390,037	*	Barnes & Noble Education, Inc	1,638
113,801	e	Barnes & Noble, Inc	618
427,711		BCA Marketplace plc	1,101
1,176,200		Beauty Community PCL (Foreign)	246
454,600	e	Bed Bath & Beyond, Inc	7,724
32,400		Belluna Co Ltd	252
2,952,960		Berjaya Auto BHD	1,635
854,442		Best Buy Co, Inc	60,717
70,000		BIC CAMERA, Inc	736
38,865	e	Big 5 Sporting Goods Corp	124
49,634		Big Lots, Inc	1,887
197,277		Bilia AB	1,684
982,348	*	BJ’s Wholesale Club Holdings, Inc	26,916
542,664	*	boohoo.com plc	1,337
99,086	*	Booking Holdings, Inc	172,896
33,955	*	Boot Barn Holdings, Inc	1,000
568,512	*,e,g	Boozt AB	4,107
537,000	*,†,e	Boshiwa International Holding	0	^
33,983	e	Buckle, Inc	636
133,355	*	Burlington Stores, Inc	20,894
156,045		Burson Group Ltd	613
51,074		Caleres, Inc	1,261
44,128	e	Camping World Holdings, Inc	614
64,372		Canadian Tire Corp Ltd	6,936
36,000		Canon Marketing Japan, Inc	710
570,548		Card Factory plc	1,342
698,427	*	CarMax, Inc	48,750
39,790	*,e	Carvana Co	2,310
12,021		Cashbuild Ltd	205
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
43,729		Cato Corp (Class A)	$655
198,577		Chico’s FAS, Inc	848
18,861		Children’s Place Retail Stores, Inc	1,835
307,000	e	China Animation Characters Co Ltd	94
24,700		China Grand Automotive Services Co Ltd	19
449,000	e	China Harmony New Energy Auto Holding Ltd	169
2,012,000		China Meidong Auto Holdings Ltd	977
561,500		China ZhengTong Auto Services Holdings Ltd	313
9,900	e	Chiyoda Co Ltd	159
31,300		Chori Co Ltd	441
641,000		Chow Sang Sang Holding	998
176,248		Citi Trends, Inc	3,403
23,877		CJ O Shopping Co Ltd	4,905
21,985	e	Clas Ohlson AB (B Shares)	169
367,000	g	Cogobuy Group	135
5,734,300		Com7 PCL (Foreign)	3,243
85,762	*	Conn’s, Inc	1,960
218,934	*	Container Store Group, Inc	1,927
374,470		Core-Mark Holding Co, Inc	13,904
60,300	*,e	CROOZ, Inc	991
1,511,783	*	Ctrip.com International Ltd (ADR)	66,050
643	*	Cuckoo Homesys Co Ltd	111
502,169		Dah Chong Hong Holdings Ltd	181
594,200	e	DCM Japan Holdings Co Ltd	5,542
22,215		Delek Automotive Systems Ltd	86
72,985	*,g	Delivery Hero AG.	2,636
196,030	*	Designer Brands Inc	4,356
196,008		Dick’s Sporting Goods, Inc	7,215
28,523		Dieteren S.A.	1,130
14,331	e	Dillard’s, Inc (Class A)	1,032
547,221		Dollar General Corp	65,283
604,203	*	Dollar Tree, Inc	63,465
293,250		Dollarama, Inc	7,823
93,900		Don Quijote Co Ltd	6,221
13,100		Doshisha Co Ltd	205
131,830		Dufry Group	13,862
11,653	*,e	Duluth Holdings, Inc	278
268,776		Dunelm Group plc	3,044
116,309	e,g	Dustin Group AB	1,091
3,049,621		eBay, Inc	113,263
401,883		EDION Corp	3,510
48,386	*	eDreams ODIGEO S.A.	145
880,736	e	El Puerto de Liverpool SAB de C.V.	5,586
32,605		Empresas Tricot S.A.	40
1,310,200	*,e	Esprit Holdings Ltd	283
373,158	*	Etsy, Inc	25,084
913,386	g	Europris ASA	2,920
1,018,237		Expedia, Inc	121,170
246,631	*	Express Parent LLC	1,056
516,000		Far Eastern Department Stores Co Ltd	275
907,148	*	Farfetch Ltd	24,411
59,912		Fast Retailing Co Ltd	28,216
161,663	*	Five Below, Inc	20,087
102,727	*,e	Floor & Decor Holdings, Inc	4,234
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
316,205		Foot Locker, Inc	$19,162
280,293		Foschini Ltd	3,181
10,000		Fuji Co Ltd	173
14,682	*,e	Funko, Inc	319
28,671		Future Lifestyle Fashions Ltd	203
16,466	*,e	Gaia, Inc	151
170,320	e	GameStop Corp (Class A)	1,730
441,552		Gap, Inc	11,560
37,330	*	Genesco, Inc	1,700
58,526		Genuine Parts Co	6,557
53,500		Geo Holdings Corp	744
672,000		Giordano International Ltd	326
146,628	*,e	GNC Holdings, Inc	400
565,615		Gocompare.Com Group plc	567
8,640,844	*,e	GOME Electrical Appliances Holdings Ltd	805
458,500		Grand Baoxin Auto Group Ltd	159
22,027		Group 1 Automotive, Inc	1,425
11,153	*	Groupe Fnac	833
4,080,907	*	Groupon, Inc	14,487
667,897	*,e	GrubHub, Inc	46,399
9,715		GS Home Shopping, Inc	1,531
99,215		Guess?, Inc	1,945
29,100	e	Gulliver International Co Ltd	85
113,536		Halfords Group plc	343
51,325		Hankyu Department Stores, Inc	716
1,079,688	e	Harvey Norman Holdings Ltd	3,083
24,761		Haverty Furniture Cos, Inc	542
40,838	*	HelloFresh SE	384
4,161,037	*	Hengdeli Holdings Ltd	204
1,793,033		Hennes & Mauritz AB (B Shares)	29,914
84,814	*	Hibbett Sports, Inc	1,935
31,271		Hikari Tsushin, Inc	5,935
3,264,089		Home Depot, Inc	626,346
3,659,994		Home Product Center PCL (Foreign)	1,766
5,839		Hornbach Holding AG. & Co KGaA	293
516,518		Hotai Motor Co Ltd	6,339
22,966		Hotel Shilla Co Ltd	1,935
324,758	*	Hudson Ltd	4,465
155,103	e	Hudson’s Bay Co	858
69,076		Hyundai Department Store Co Ltd	6,157
11,620		Hyundai Home Shopping Network Corp	1,116
333,443		Inchcape plc	2,481
972,158		Industria De Diseno Textil S.A.	28,583
230,428		Isetan Mitsukoshi Holdings Ltd	2,331
22,600	e	Istyle, Inc	188
920,000		IT Ltd	426
26,200		Izumi Co Ltd	1,223
159,179		J Front Retailing Co Ltd	1,897
88,660	e	J. Jill, Inc	487
61,651		Jardine Cycle & Carriage Ltd	1,481
143,393	e	JB Hi-Fi Ltd	2,543
420,781	*,e	JC Penney Co, Inc	627
1,612,255		JD Sports Fashion plc	10,564
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,811,800	*	JD.com, Inc (ADR)	$54,626
9,200		Jin Co Ltd	498
48,892		John Menzies plc	311
39,800		Joshin Denki Co Ltd	920
29,400		Joyful Honda Co Ltd	372
85,317		JUMBO S.A.	1,429
38,900	*,e	Jumei International Holding Ltd (ADR)	92
543,732	*	Just Eat plc	5,321
21,187		Keiyo Co Ltd	95
201,006		Kering	115,297
447,989		Kingfisher plc	1,374
5,200		Kintetsu Department Store Co Ltd	164
149,991	*	Kirkland’s, Inc	1,054
41,583	e	Kogan.com Ltd	105
734,014		Kohl’s Corp	50,478
149,700		Kohnan Shoji Co Ltd	3,717
176,200		Komeri Co Ltd	4,323
478,600		K’s Holdings Corp	4,246
598,909		L Brands, Inc	16,518
343,250		L’ Occitane International S.A.	636
107,263	*,e	Lands’ End, Inc	1,782
72,202	*	Leaf Group Ltd	579
3,407,985		Li & Fung Ltd	614
8,500		Liaoning Cheng Da Co Ltd	19
343,709	*	Liberty Expedia Holdings, Inc	14,711
347,000	*	Lifestyle China Group Ltd	125
304,000		Lifestyle International Holdings Ltd	527
30,099	*	Liquidity Services, Inc	232
141,351		Lithia Motors, Inc (Class A)	13,110
173,900		LIXIL VIVA Corp	2,207
122,579	*	LKQ Corp	3,479
600,000		Lojas Americanas S.A.	2,026
4,986,894		Lojas Americanas S.A.(Preference)	21,360
950,289		Lojas Renner S.A.	10,631
308,730		Lookers plc	406
10,415		LOTTE Himart Co Ltd	470
51,345		Lotte Shopping Co Ltd	8,063
146,126	e	Lovisa Holdings Ltd	931
1,635,501	n	Lowe’s Companies, Inc	179,038
219,000		Luk Fook Holdings International Ltd	738
38,845	*,e	Lumber Liquidators, Inc	392
562,375		Macy’s, Inc	13,514
92,468		Magazine Luiza S.A.	4,082
26,467	g	Maisons du Monde S.A.	512
26,529	*	MarineMax, Inc	508
317,695		Marks & Spencer Group plc	1,153
165,023	e	Marui Co Ltd	3,337
216,228		Matas A.S.	2,138
17,200	e	Matsuya Co Ltd	156
264,700	*,e	Meituan Dianping (Class B)	1,789
21,908	e	Mekonomen AB	153
300	*	Mercari, Inc	9
115,531	*	Metro AG.	614
494,541	*	Michaels Cos, Inc	5,648
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
120,525		Mobilezone Holding AG.	$1,209
103,000		momo.com, Inc	852
1,894,693		Moneysupermarket.com Group plc	9,186
39,370		Monro Muffler, Inc	3,406
87,680		Motus Holdings Ltd	498
212,642		Mr Price Group Ltd	2,793
81,555	*	Murphy USA, Inc	6,983
2,139,549	*,e	Myer Holdings Ltd	944
95,968	e	N Brown Group plc	123
772,223		Naspers Ltd (N Shares)	179,960
77,411	*	National Vision Holdings, Inc	2,433
1,072,705		New Carphone Warehouse plc	2,052
39,372		Next plc	2,861
17,200		Nextage Co Ltd	185
25,700		Nishimatsuya Chain Co Ltd	216
69,722		Nitori Co Ltd	9,015
194,400		Nojima Corp	3,535
233,846		Nordstrom, Inc	10,378
9,577		NS Shopping Co Ltd	100
491,430	*	Ocado Ltd	8,774
671,048		Office Depot, Inc	2,436
15,500	*,e	Oisix ra daichi, Inc	236
194,581	*	Ollie’s Bargain Outlet Holdings, Inc	16,604
395,969	g	On the Beach Group plc	2,261
14,100	*	Open Door, Inc	430
166,067	*	O’Reilly Automotive, Inc	64,484
31,814	*,e	Overstock.com, Inc	529
1,167,500		Padini Holdings BHD	1,028
5,800		Pal Co Ltd	158
80,900		Paltac Corp	4,412
10,700	e	Parco Co Ltd	98
67,003	*,e	Party City Holdco, Inc	532
15,500	e	PC Depot Corp	62
48,780	*	PC Home Online	206
66,239		PC Jeweller Ltd	78
1,074,469		Pendragon plc	392
159,627		Penske Auto Group, Inc	7,127
26,378	e	PetMed Express, Inc	601
492,200		Petrobras Distribuidora S.A.	2,910
285,894		Pets at Home Group plc	590
235,400	*,e	Pinduoduo, Inc (ADR)	5,838
79,244		Pool Corp	13,073
5,118,500		Pou Sheng International Holdings Ltd	1,108
33,701		Poya Co Ltd	399
55,451		Premier Investments Ltd	641
15,042,100		PT ACE Hardware Indonesia Tbk	1,881
1,298,700		PT Matahari Department Store Tbk	374
26,071,200		PT Mitra Adiperkasa Tbk	1,776
7,524,400		PT Ramayana Lestari Sentosa Tbk	941
81,500		PTG Energy PCL	26
103,591	*	Quotient Technology, Inc	1,022
1,497,666	*	Qurate Retail Group, Inc QVC Group	23,933
1,504,318		Rakuten, Inc	14,276
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
221,426	*	Rent-A-Center, Inc	$4,621
39,366	*,e	RH	4,053
375,352		Ripley Corp S.A.	306
334,300		Robinson PCL	620
47,213	*,g	Rocket Internet SE	1,201
818,705		Ross Stores, Inc	76,221
102,508	*	RTW RetailWinds, Inc	246
20,500		Ryohin Keikaku Co Ltd	5,204
611,278	e	SA SA International Holdings Ltd	209
652,121		SACI Falabella	4,849
151,149	*	Sally Beauty Holdings, Inc	2,783
28,700		Sanrio Co Ltd	686
261,000		Senao International Co Ltd	308
13,287	*	Seobu Truck Terminal Co Ltd	115
30,000		Seria Co Ltd	1,035
36,059		Shankara Building Products Ltd	213
25,200		Shimachu Co Ltd	657
16,803		Shimamura Co Ltd	1,424
44,583		Shinsegae Co Ltd	13,291
1,781		Shinsegae International Co Ltd	471
13,511	e	Shoe Carnival, Inc	460
4,888	*,g	Shop Apotheke Europe NV	201
12,294		Shopper’s Stop Ltd	84
41,331	*	Shutterfly, Inc	1,680
21,537		Shutterstock, Inc	1,004
790,321		Siam Global House PCL	432
97,393		Signet Jewelers Ltd	2,645
45,988	g	Sleep Country Canada Holdings, Inc	653
183,465	*	Sleep Number Corp	8,623
33,742		Sonic Automotive, Inc (Class A)	500
125,263	*	Sports Direct International plc	477
51,556	*	Sportsman’s Warehouse Holdings, Inc	247
21,660	*	Stamps.com, Inc	1,763
67,016		Start Today Co Ltd	1,267
199,800		Suning.com Co Ltd	373
241,923		Super Cheap Auto Group Ltd	1,381
191,853	*	Super Group Ltd	442
41,373	e	SuperGroup plc	295
102,391	e	Tailored Brands, Inc	803
96,809		Takashimaya Co Ltd	1,290
22,054	*,g	Takeaway.com Holding BV	1,675
19,001		Takkt AG.	312
1,074,318		Target Corp	86,225
62,500		Telepark Corp	1,038
36,000		Test-Rite International Co	26
664,382		Tiffany & Co	70,125
55,247		Tile Shop Holdings, Inc	313
394,832		Tilly’s, Inc	4,394
2,553,318		TJX Companies, Inc	135,862
31,023		Tokmanni Group Corp	289
2,800	*	Tokyo Base Co Ltd	25
9,500		Tokyo Derica Co Ltd	99
266,050		Tractor Supply Co	26,009
243,280		Trade Me Ltd	1,064
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
710,605		Truworths International Ltd	$3,437
255,274	*	Ulta Beauty, Inc	89,022
52,581	e	Uni-Select, Inc	545
55,199		United Arrows Ltd	1,923
160,576	*	Urban Outfitters, Inc	4,759
200,486		USS Co Ltd	3,729
1,990	e	Valora Holding AG.	549
2,723,900		Via Varejo S.A.	2,936
323,200	*	Vipshop Holdings Ltd (ADR)	2,595
4,271		V-Mart Retail Ltd	166
35,200		VT Holdings Co Ltd	133
144,468	*,e	Wayfair, Inc	21,446
1,020,000	*	We Solutions Ltd	64
110,492		Webjet Ltd	1,142
1,263,266		Wesfarmers Ltd	31,108
14,221		Weyco Group, Inc	440
513,876		WH Smith plc	14,216
771,700		Wilcon Depot, Inc	228
225,268	e	Williams-Sonoma, Inc	12,676
3,135		Winmark Corp	591
807,751		Woolworths Holdings Ltd	2,603
12,800		Xebio Co Ltd	141
72,951	g	XXL ASA	241
809,104	e	Yamada Denki Co Ltd	3,990
102,600		Yellow Hat Ltd	1,352
90,000	e	Yume No Machi Souzou Iinkai Co Ltd	1,297
8,495	*,g	Zalando SE	331
451,000		Zhongsheng Group Holdings Ltd	1,122
3,328	*	zooplus AG.	379
171,328	*	Zumiez, Inc	4,265
		TOTAL RETAILING	6,182,452

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
430,635	*	Acacia Communications, Inc	24,697
7,843	*,e	ACM Research, Inc	121
1,317,615		A-DATA Technology Co Ltd	1,707
40,569	*,e	Adesto Technologies Corp	245
87,949	*	Advanced Energy Industries, Inc	4,369
4,688,940	*,e	Advanced Micro Devices, Inc	119,662
6,279		Advanced Process Systems Corp	154
409,600		Advantest Corp	9,567
71,253	*	Aixtron AG.	643
27,755	*	Alpha & Omega Semiconductor Ltd	319
38,575	*,e	Ambarella, Inc	1,666
390,486	*	Amkor Technology, Inc	3,335
47,961	e	ams AG.	1,297
735,333		Analog Devices, Inc	77,409
6,500		AOI Electronics Co Ltd	142
2,526,087		Applied Materials, Inc	100,185
33,984	*	Aquantia Corp	308
230,738		Ardentec Corp	214
2,562,245	*	ASE Industrial Holding Co Ltd	5,621
29,777		ASM International NV	1,618
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
312,904		ASM Pacific Technology	$3,496
20,884		ASMedia Technology, Inc	384
626,429		ASML Holding NV	117,737
12,000		ASPEED Technology, Inc	275
16,125	*	Atto Co Ltd	69
68,823	*	Axcelis Technologies, Inc	1,385
51,965	*	AXT, Inc	231
47,318		BE Semiconductor Industries NV	1,263
1,265,273		Broadcom, Inc	380,480
163,242		Brooks Automation, Inc	4,788
46,903		Cabot Microelectronics Corp	5,251
36,174	*	Ceva, Inc	975
11,000		Chang Wah Technology Co Ltd	99
11,538	*,†	China Energy Savings Technology, Inc	0
4,136,100		Chipbond Technology Corp	9,570
173,436		ChipMOS Technologies, Inc	148
109,095	*	Cirrus Logic, Inc	4,590
134,724		Cohu, Inc	1,987
1,210,811	*	Cree, Inc	69,283
788,790		Cypress Semiconductor Corp	11,769
101,623		Dainippon Screen Manufacturing Co Ltd	4,111
29,500	*,e	Daqo New Energy Corp (ADR)	974
441,487	*	Dialog Semiconductor plc	13,464
295,350	*	Diodes, Inc	10,249
23,100	e	Disco Corp	3,308
133,236		Dongbu HiTek Co Ltd	1,471
167,400		Elan Microelectronics Corp	482
145,000		Elite Semiconductor Memory Technology, Inc	149
23,200		Elmos Semiconductor AG.	508
43,571		eMemory Technology, Inc	456
319,205		Entegris, Inc	11,392
4,597		Eo Technics Co Ltd	279
524,000		Epistar Corp	423
258,000		Everlight Electronics Co Ltd	262
114,060		Faraday Technology Corp	165
16,800	e	Ferrotec	169
193,317	*	First Solar, Inc	10,215
197,000		Forhouse Corp	132
92,316	*	Formfactor, Inc	1,485
144,000		Formosa Advanced Technologies Co Ltd	166
231,850		Foxsemicon Integrated Technology, Inc	1,039
6,851,000	*,e	GCL Poly Energy Holdings Ltd	480
14,952	*	GemVax & Kael Co Ltd	203
46,000		Global Unichip Corp	308
199,000		Globalwafers Co Ltd	1,966
296,033		Globetronics Technology BHD	127
167,000		Greatek Electronics, Inc	231
297,900		Hana Microelectronics PCL (Foreign)	291
12,664		Hanmi Semiconductor Co Ltd	90
100,000		Holtek Semiconductor, Inc	237
670,000	g	Hua Hong Semiconductor Ltd	1,575
1,000,812		Hynix Semiconductor, Inc	65,620
31,380	*,e	Ichor Holdings Ltd	709
21,379	*,e	Impinj, Inc	358
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,829,304		Infineon Technologies AG.	$36,316
3,801	*	Innox Advanced Materials Co Ltd	154
580,530	*,e	Inphi Corp	25,392
276,198	*	Integrated Device Technology, Inc	13,531
11,370,183		Intel Corp	610,579
478,331	*,e	IQE plc	460
46,200		Japan Material Co Ltd	569
165,600	*,e	JinkoSolar Holding Co Ltd (ADR)	2,981
20,084		Jusung Engineering Co Ltd	123
602,000		King Yuan Electronics Co Ltd	514
148,000		Kinsus Interconnect Technology Corp	217
375,436	h	Kla-Tencor Corp	44,831
5,426		Koh Young Technology, Inc	409
85,280	*,e	Kopin Corp	114
7,137		L&F Co Ltd	181
439,647		Lam Research Corp	78,701
36,800		Land Mark Optoelectronics Corp	338
22,100		Lasertec Corp	928
1,246,947	*	Lattice Semiconductor Corp	14,876
7,345		LEENO Industrial Inc	387
179,726		Lextar Electronics Corp	96
34,300		LONGi Green Energy Technology Co Ltd	133
17,000		Machvision, Inc	240
58,005	*,e	MA-COM Technology Solutions	969
977,000		Macronix International	665
40,700		Malaysian Pacific Industries BHD	100
4,346,212		Marvell Technology Group Ltd	86,446
486,600		Maxim Integrated Products, Inc	25,873
78,833	*	MaxLinear, Inc	2,013
4,269,194		MediaTek, Inc	39,252
1,740		Meerecompany, Inc	96
9,700	e	Megachips Corp	149
11,871	e	Melexis NV	719
1	*	Mellanox Technologies Ltd	0	^
340,916	*	Meyer Burger Technology AG.	227
342,827	e	Microchip Technology, Inc	28,441
2,076,488	*	Micron Technology, Inc	85,821
17,300		Micronics Japan Co Ltd	115
40,400		Mimasu Semiconductor Industry Co Ltd	539
13,800	e	Mitsui High-Tec, Inc	127
92,844		MKS Instruments, Inc	8,639
190,245		Monolithic Power Systems, Inc	25,776
28,915	*	Nanometrics, Inc	893
957,000		Nanya Technology Corp	1,914
1,081,405	*	Neo Solar Power Corp	352
293,900	*,e	NeoPhotonics Corp Ltd	1,849
95,085	*	Nordic Semiconductor ASA	399
16,415	*	Nova Measuring Instruments Ltd	403
2,704,752		Novatek Microelectronics Corp Ltd	17,415
24,400		Nuflare Technology, Inc	1,356
6,398		NVE Corp	626
1,294,829		NVIDIA Corp	232,500
1,735,199		NXP Semiconductors NV	153,374
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,105,008	*	ON Semiconductor Corp	$22,730
16,440		On-Bright Electronics, Inc	102
11,300		Optorun Co Ltd	220
159,000	*	Pan Jit International, Inc	138
41,401		Parade Technologies Ltd	696
38,654	*,e	PDF Solutions, Inc	477
93,895		Phison Electronics Corp	922
175,827	*	Photronics, Inc	1,662
69,613		Pixart Imaging, Inc	198
42,064		Power Integrations, Inc	2,942
433,397		Powertech Technology, Inc	1,026
388,091	*	Qorvo, Inc	27,838
2,907,232	n	QUALCOMM, Inc	165,799
2,454,000		Radiant Opto-Electronics Corp	7,867
491,841	*	Rambus, Inc	5,140
2,393,333		Realtek Semiconductor Corp	14,181
1,448,385	*	Renesas Electronics Corp	6,731
5,497		RFHIC Corp	140
865,221		Rohm Co Ltd	54,210
2,700	e	RS Technologies Co Ltd	69
64,395	*	Rudolph Technologies, Inc	1,468
6,415,471		Samsung Electronics Co Ltd	253,045
809,733		Samsung Electronics Co Ltd (Preference)	25,928
55,638		Sanan Optoelectronics Co Ltd	121
12,499		Sanken Electric Co Ltd	233
65,000		SDI Corp	151
2,452,047	*,e	Semiconductor Manufacturing International Corp	2,485
290,976	*	Semtech Corp	14,814
20,201		Seoul Semiconductor Co Ltd	368
144,000	*	Shanghai Fudan Microelectronics Group Co Ltd	227
8,400		Shindengen Electric Manufacturing Co Ltd	311
783,000	*,e	Shinkawa Ltd	2,952
38,700		Shinko Electric Industries	297
207,000		Sigurd Microelectronics Corp	203
109,934		Silergy Corp	1,647
53,132	*	Silicon Laboratories, Inc	4,296
6,130		Silicon Works Co Ltd	229
138,470		Siltronic AG.	12,215
264,000		Sino-American Silicon Products, Inc	580
165,000		Sitronix Technology Corp	760
421,131		Skyworks Solutions, Inc	34,735
6,378		SMA Solar Technology AG.	131
13,310	*	SMART Global Holdings, Inc	256
11,496	*	SOITEC	943
599,713		STMicroelectronics NV	8,895
1,000,534		Sumco Corp	11,192
87,520	*,e	SunPower Corp	570
290,600		SVI PCL (Foreign)	44
629,000		Taiwan Semiconductor Co Ltd	1,151
35,778,958	n	Taiwan Semiconductor Manufacturing Co Ltd	286,556
518,712		Teradyne, Inc	20,666
1,852,538		Texas Instruments, Inc	196,499
2,463		Tokai Carbon Korea Co Ltd	143
103,255		Tokyo Electron Ltd	14,978
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,900		Tokyo Seimitsu Co Ltd	$559
635,550		Topco Scientific Co Ltd	1,648
12,785		Toptec Co Ltd	115
59,643	*	Tower Semiconductor Ltd	983
1,746,000	*,†	Trony Solar Holdings Co Ltd.	2
4,815		U-Blox AG.	366
13,100		UKC Holdings Corp	243
49,866	*	Ultra Clean Holdings	516
24,600		Ulvac, Inc	715
25,894,871		United Microelectronics Corp	9,807
151,301	e	Universal Display Corp	23,126
584,228		Vanguard International Semiconductor Corp	1,264
57,665	*	Veeco Instruments, Inc	625
164,597		Versum Materials, Inc	8,281
108,000	*	Via Technologies, Inc	141
85,068		Visual Photonics Epitaxy Co Ltd	253
69,200		ViTrox Corp BHD	122
256,975		Wafer Works Corp	309
304,000		Win Semiconductors Corp	2,156
2,170,000		Winbond Electronics Corp	1,042
15,919		WONIK IPS Co Ltd	329
31,084	*,e,g	X-Fab Silicon Foundries SE	151
1,076,133		Xilinx, Inc	136,443
86,000	*	XinTec, Inc	112
2,571,725		Xinyi Solar Holdings Ltd	1,239
122,572		Xperi Corp	2,868
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,054,863

SOFTWARE & SERVICES - 9.3%
31,100	*	21Vianet Group, Inc (ADR)	247
98,608	*,e	2U, Inc	6,986
54,300		360 Security Technology, Inc	208
117,352	*	8x8, Inc	2,371
392,530	*	A10 Networks, Inc	2,783
1,533,283		Accenture plc	269,888
193,983	*	ACI Worldwide, Inc	6,376
835,826	*	Adobe, Inc	222,739
58,534	*,g	Adyen NV	45,911
465,910	*	Afterpay Touch Group Ltd	6,985
1,844,000	*,e	AGTech Holdings Ltd	120
3,209		Ahnlab, Inc	148
56,600		Aisino Corp	235
549,090	*	Akamai Technologies, Inc	39,375
71,582	*	Alarm.com Holdings, Inc	4,646
151,667	*,g	Alfa Financial Software Holdings plc	296
144,179		Alliance Data Systems Corp	25,228
198,487		Alpha Systems, Inc	4,710
69,235	*	Altair Engineering, Inc	2,549
32,145		Alten	3,442
36,830	*,e	Alteryx, Inc	3,089
166,721		Altium Ltd	3,842
136,544	e	Altran Technologies S.A.	1,500
614,098		Amadeus IT Holding S.A.	49,219
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
152,027	*	Amber Road, Inc	$1,318
310,113		Amdocs Ltd	16,780
35,185	*	American Software, Inc (Class A)	420
1,092,436	*,e	Anaplan, Inc	42,998
90,852	*	Ansys, Inc	16,600
199,122		Appen Ltd	3,164
20,881	*	Appfolio, Inc	1,658
41,200		Argo Graphics, Inc	880
148,484	*	Aspen Technology, Inc	15,481
321,136		Asseco Poland S.A.	4,344
14,292	*,e	Asure Software, Inc	87
165,602	*	Atlassian Corp plc	18,612
116,196		Atos Origin S.A.	11,217
16,859		Aubay	599
224,185	*	Autodesk, Inc	34,933
1,115,199		Automatic Data Processing, Inc	178,142
39,624	*	Avalara, Inc	2,211
544,454	*,g	Avast plc	2,011
127,832	*	Avaya Holdings Corp	2,151
52,222		Aveva Group plc	2,196
47,426		Bechtle AG.	4,400
8,600		Beijing Shiji Information Technology Co Ltd	42
46,133	*,e	Benefitfocus, Inc	2,284
437,836	*	Black Knight, Inc	23,862
60,557		Blackbaud, Inc	4,828
580,726	*	Blackberry Ltd (New)	5,854
164,687	*	Blackline, Inc	7,628
186,615	*,e	Blue Prism Group plc	4,030
385,843		Booz Allen Hamilton Holding Co	22,433
78,430	*	Bottomline Technologies, Inc	3,929
405,486	*	Box, Inc	7,830
510,813		Bravura Solutions Ltd	1,987
46,410	*	Brightcove, Inc	390
58,600		Broadleaf Co Ltd	309
226,340		Broadridge Financial Solutions, Inc	23,469
82,275	*	CACI International, Inc (Class A)	14,976
635,590	*	Cadence Design Systems, Inc	40,366
10,370	*	Cafe24 Corp	990
25,830		Cancom SE	1,165
179,832		Cap Gemini S.A.	21,821
52,124	*,e	Carbon Black, Inc	727
37,106	*	Carbonite, Inc	921
49,920	*	Cardtronics plc	1,776
17,841		Cass Information Systems, Inc	844
309,887		CDK Global, Inc	18,228
65,736	*,e	Ceridian HCM Holding, Inc	3,372
473,039	*	CGI, Inc	32,520
138,108	*	ChannelAdvisor Corp	1,682
150,518	*	Check Point Software Technologies	19,039
1,098,000	e	Chinasoft International Ltd	681
1,412,313		Cielo S.A.	3,423
80,551	*	Cision Ltd	1,109
142,329		Citrix Systems, Inc	14,185
1,252,068	*	Cloudera, Inc	13,698
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,296,804		Cognizant Technology Solutions Corp (Class A)	$93,953
49,576	*	Commvault Systems, Inc	3,210
332,290		Computacenter plc	4,789
14,800		Computer Engineering & Consulting Ltd	277
729,392		Computershare Ltd	8,867
13,500		Comture Corp	445
173,129	*	Conduent, Inc	2,394
25,970		Constellation Software, Inc	22,008
67,671	*	Cornerstone OnDemand, Inc	3,707
145,118	*	Coupa Software, Inc	13,203
91,217		CSG Systems International, Inc	3,858
114,133	*	CyberArk Software Ltd	13,588
962,748		Dassault Systemes S.A.	143,496
559,286	*	Descartes Systems Group, Inc	20,332
16,189		Devoteam S.A.	1,796
17,400		DHC Software Co Ltd	23
15,090	*,e	Digimarc Corp	474
12,100		Digital Arts, Inc	992
373,000	*	Digital China Holdings Ltd	199
19,500		Digital Garage, Inc	574
167,188	*	DocuSign, Inc	8,667
20,761	*,e	Domo, Inc	837
56,500		DTS Corp	2,092
13,536		DuzonBIzon Co Ltd	557
2,195,877		DXC Technology Co	141,217
27,777	e	Ebix, Inc	1,371
22,828		eClerx Services Ltd	378
71,462	e	Econocom Group S.A.	291
140,294	*	EDB Business Partner ASA	518
21,747	*	eGain Corp	227
13,709	*,e	Elastic NV	1,095
42,818	*	Ellie Mae, Inc	4,226
50,103		Ementor ASA	727
292,656	*	Endurance International Group Holdings, Inc	2,122
52,830		Enghouse Systems Ltd	1,342
56,560	*	Envestnet, Inc	3,698
73,177	e	EOH Holdings Ltd	53
50,104	*	EPAM Systems, Inc	8,474
651,120	g	Equiniti Group plc	1,764
132,246	*	Euronet Worldwide, Inc	18,857
178,403	*	Everbridge, Inc	13,382
853,585	*	Everi Holdings, Inc	8,980
457,359		EVERTEC, Inc	12,719
30,467	*	Evo Payments, Inc	885
60,396	*	Exela Technologies, Inc	202
39,682	*	ExlService Holdings, Inc	2,382
68,092	*	Fair Isaac Corp	18,496
2,300	*,e	FFRI, Inc	66
890,242		Fidelity National Information Services, Inc	100,686
235,305	*,e	FireEye, Inc	3,951
156,191	*	First American Corp	5,820
935,135	*	First Data Corp	24,566
56,363	e	First Derivatives plc	1,975
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
876,928		Firstsource Solutions Ltd	$594
862,915	*	Fiserv, Inc	76,178
370,256	*	Five9, Inc	19,561
156,804	*	FleetCor Technologies, Inc	38,666
359,428	*	ForeScout Technologies, Inc	15,064
17,366		Formula Systems 1985 Ltd	814
290,284	*	Fortinet, Inc	24,375
135,642		Fortnox AB	1,371
59,035		F-Secure Oyj	162
39,500		FUJI SOFT, Inc	1,567
695,234		Fujitsu Ltd	50,279
4,200		Fukui Computer Holdings, Inc	78
50,600		Future Architect, Inc	870
162,285	*	Gartner, Inc	24,615
103,645		GB Group plc	661
201,800	*,e	GDS Holdings Ltd (ADR)	7,202
44,870	*	Gemalto NV	2,566
840,995		Genpact Ltd	29,586
6,651		GFT Technologies AG.	57
123,073	*,g	Global Dominion Access S.A.	656
389,121		Global Payments, Inc	53,123
40,600		GMO internet, Inc	664
20,100		GMO Payment Gateway, Inc	1,433
599,017	*	GoDaddy, Inc	45,040
138,063	*,e	GreenSky, Inc	1,787
53,005	*,e	GTT Communications, Inc	1,839
87,421	*	Guidewire Software, Inc	8,494
28,900	*,e	Gunosy, Inc	626
8,912		Haansoft, Inc	106
108,445		Hackett Group, Inc	1,713
91,841		Hansen Technologies Ltd	190
668,947		HCL Technologies Ltd	10,510
7,700		Hearts United Group Co Ltd	90
117,536		Hexaware Technologies Ltd	586
1,029,000	*	Hi Sun Technology China Ltd	176
17,417		Hilan Ltd	474
267,418	*	HubSpot, Inc	44,448
5,200		Hundsun Technologies, Inc	68
10,574	*	I3 Verticals, Inc	254
44,400		Iflytek Co Ltd	240
72,526	*	Indra Sistemas S.A.	806
150,000		Ines Corp	1,788
211,786		Inesa Intelligent Tech, Inc - B	147
15,500		Infocom Corp	259
303,860		Infomart Corp	3,715
44,522	*	Information Services Group, Inc	166
7,900		Information Services International-Dentsu Ltd	273
4,562,752		Infosys Technologies Ltd	48,967
282,000		Inspur International Ltd	155
38,617	*	Instructure, Inc	1,820
55,465	e	Integrated Research Ltd	103
38,516	*,e	Internap Corp	191
1,771,980		International Business Machines Corp	250,026
61,882	*	InterXion Holding NV	4,129
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
836,240		Intuit, Inc	$218,601
95,435		iomart Group plc	434
177,948		Iress Market Technology Ltd	1,653
235,130		IT Holdings Corp	11,157
78,500		Itochu Techno-Science Corp	1,837
59,027		j2 Global, Inc	5,112
87,292		Jack Henry & Associates, Inc	12,111
20,300		Justsystems Corp	518
175,084		Kainos Group plc	1,259
6,700		Kanematsu Electronics Ltd	203
35,704		Keywords Studios plc	539
8,158		Kginicis Co Ltd	95
276,144	*	Kinaxis, Inc	16,112
2,117,000	e	Kingdee International Software Group Co Ltd	2,458
818,061		Kingsoft Corp Ltd	2,086
6,872	*	Korea Information & Communications Co Ltd	55
441,926		KPIT Cummins Infosystems Ltd	630
9,200	e	LAC Co Ltd	127
4,240,195		Learning Technologies Group plc	3,900
271,107		Leidos Holdings, Inc	17,375
52,500	*	Lightspeed POS, Inc	810
516,507	*	Limelight Networks, Inc	1,668
297,107		Link Administration Holdings Ltd	1,560
66,467		Linx S.A.	628
71,825	*	Liveperson, Inc	2,084
283,032	*	LiveRamp Holdings, Inc	15,445
176,380		LogMeIn, Inc	14,128
60,000	*	Logo Yazilim Sanayi Ve Ticaret AS.	423
11,006	*	Majesco	78
164,815	*	Manhattan Associates, Inc	9,083
31,908		Mantech International Corp (Class A)	1,724
3,500,356		MasterCard, Inc (Class A)	824,159
49,549		Matrix IT Ltd	625
186,008		MAXIMUS, Inc	13,203
431,934	*	Micro Focus International plc	11,230
19,002,577	n	Microsoft Corp	2,241,164
41,464	*	MicroStrategy, Inc (Class A)	5,981
134,217		MindTree Ltd	1,830
10,200		Miroku Jyoho Service Co Ltd	262
47,369	*	Mitek Systems, Inc	580
3,800		Mitsubishi Research Institute, Inc	115
324,522	*	MobileIron, Inc	1,775
257,293	*	Model N, Inc	4,513
7,400	*,e	Money Forward, Inc	310
39,222	*	MoneyGram International, Inc	80
233,034		Monotype Imaging Holdings, Inc	4,635
140,000		Mphasis Ltd	2,005
1,149,900		My EG Services BHD	399
260,149		MYOB Ltd	616
852,000	*,†,e	National Agricultural Holdings Ltd	1
155,804		NCC Group plc	284
12,700		NEC Networks & System Integration Corp	307
13,525		Nemetschek AG.	2,311
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
119,800		NET One Systems Co Ltd	$3,030
33,228	*,e,g	Netcompany Group A.S.	1,190
151,796	*	New Relic, Inc	14,982
208,187	*,e	NEXTDC Ltd	935
482,517		NIC, Inc	8,246
68,552	*	Nice Systems Ltd	8,373
78,200		Nihon Unisys Ltd	2,076
128,449		NIIT Technologies Ltd	2,458
24,000		Nippon System Development Co Ltd	559
88,666		Nomura Research Institute Ltd	4,039
22,500		NS Solutions Corp	608
296,635		NTT Data Corp	3,280
264,847	*	Nuance Communications, Inc	4,484
810,160	*	Nutanix, Inc	30,575
14,000	e	OBIC Business Consultants Ltd	576
31,070		Obic Co Ltd	3,142
195,687	*	Okta, Inc	16,189
7,500	*	OneMarket Ltd	3
37,335	*	OneSpan, Inc	718
376,394		Open Text Corp	14,452
3,761,180		Oracle Corp	202,013
92,744		Oracle Corp Japan	6,237
193,690	*	Otsuka Corp	7,246
287,646	*,e	Pagseguro Digital Ltd	8,586
129,139	*	Palo Alto Networks, Inc	31,365
17,210	*,e	Park City Group, Inc	138
771,425		Paychex, Inc	61,868
90,907	*	Paycom Software, Inc	17,193
148,496	*	Paylocity Holding Corp	13,244
4,356,822	*	PayPal Holdings, Inc	452,412
138,700	e	PCA Corp	3,683
155,075		Pegasystems, Inc	10,080
40,198	*	Perficient, Inc	1,101
46,335		Persistent Systems Ltd	421
653,339		Perspecta, Inc	13,211
15,438	*	PFSweb, Inc	80
4,400	*,e	PKSHA Technology, Inc	245
88,877	*	Pluralsight, Inc	2,821
29,067		POSDATA Co Ltd	151
77,962		Presidio, Inc	1,154
29,711	*	PRGX Global, Inc	235
185,879		Progress Software Corp	8,247
1,058,853	*	Proofpoint, Inc	128,577
38,272	*	PROS Holdings, Inc	1,617
300,885	*	PTC, Inc	27,736
72,512	*	Pushpay Holdings Ltd	159
47,023	*	Q2 Holdings, Inc	3,257
43,001		QAD, Inc (Class A)	1,852
43,094	*	Qualys, Inc	3,566
8,400	e	Rakus Co Ltd	154
162,592	*	Rapid7, Inc	8,229
143,111	*	RealPage, Inc	8,685
288,404	*	Red Hat, Inc	52,691
15,600	e	Remixpoint, Inc	43
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
51,548		Reply S.p.A	$3,322
27,464		RIB Software AG.	454
14,995	*	Rimini Street, Inc	75
259,320	*	RingCentral, Inc	27,955
21,360	*	RP-SG Business Process Services Ltd	192
1,099,336		Sabre Corp	23,515
30,977		SafeCharge International Group Ltd	121
969,090		Sage Group plc	8,857
160,505	*	SailPoint Technologies Holding, Inc	4,610
14,607		Saipens International Corp NV	224
4,512,783	*	salesforce.com, Inc	714,689
57,143		Samsung SDS Co Ltd	11,856
953,755		SAP AG.	110,258
63,043		Science Applications International Corp	4,851
12,181	*,e	SecureWorks Corp	224
1,562,528	*	ServiceNow, Inc	385,148
109,874	*	ServiceSource International LLC	101
50,440		Shanghai 2345 Network Holding Group Co Ltd	45
146,924	*	SHIFT, Inc	5,907
115,916	*	Shopify, Inc (Class A) (Toronto)	23,928
9,346	*,e	ShotSpotter, Inc	361
3,953,360		Silverlake Axis Ltd	1,576
23,681		SimCorp AS	2,288
305,600		Sinosoft Technology Group Ltd	104
5,600		Softbank Technology Corp	121
501,130		Softcat plc	5,425
27,039		Software AG.	915
43,447	*,e	SolarWinds Corp	848
130,372	*,e	Solutions 30 SE	1,595
17,191		Sonata Software Ltd	84
267,261		Sonda S.A.	403
204,656	g	Sophos Group plc	803
9,357		Sopra Group S.A.	1,087
54,500	e	Sourcenext Corp	223
156,135	*	Splunk, Inc	19,454
55,553	*	SPS Commerce, Inc	5,892
563,455	*	Square, Inc	42,214
396,515		SS&C Technologies Holdings, Inc	25,254
65,042		Sumisho Computer Systems Corp	2,904
420,000		SUNeVision Holdings Ltd	358
22,594	*,e	SVMK, Inc	411
92,047	e	Switch, Inc	949
45,319	*	Sykes Enterprises, Inc	1,282
804,396		Symantec Corp	18,493
1,318,574	*	Synopsys, Inc	151,834
71,300		Systena Corp	777
199,000		Systex Corp	439
82,356	*	Tableau Software, Inc	10,482
922,120		Tata Consultancy Services Ltd	26,651
51,993		Tata Elxsi Ltd	723
773,253	*	Tech Mahindra Ltd	8,668
992,001		Technology One Ltd	5,645
152,559	*	Telaria, Inc	967
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,031	*	TeleNav, Inc	$273
110,920		Temenos Group AG.	16,365
97,774	*,e	Tenable Holdings, Inc	3,096
3,304,518	*,n	Teradata Corp	144,242
39,399		Tietoenator Oyj	1,204
388,927		TiVo Corp	3,625
10,300		TKC	377
792,668		Total System Services, Inc	75,311
66,200		Totvus S.A.	666
69,214	*	Trade Desk, Inc	13,701
14,200	*	Trans Cosmos, Inc/Japan	277
775,661		Travelport Worldwide Ltd	12,201
955,000		Travelsky Technology Ltd	2,529
63,184		Trend Micro, Inc	3,082
20,221		TTEC Holdings, Inc	733
11,862	*,e	Tucows, Inc	963
230,938	*	Twilio, Inc	29,833
75,382	*	Tyler Technologies, Inc	15,408
62,176	*	Ultimate Software Group, Inc	20,526
497,082	*,e	Unisys Corp	5,801
102,700	e	UNITED, Inc	1,412
19,020	*	Upland Software, Inc	806
224,011		Vakrangee Ltd	163
99,311	*	Varonis Systems, Inc	5,922
159,865	*	Verint Systems, Inc	9,570
118,466	*	VeriSign, Inc	21,509
10,661	*,e	Veritone, Inc	55
84,411	*,e	VirnetX Holding Corp	534
34,205	*	Virtusa Corp	1,828
5,510,464		Visa, Inc (Class A)	860,679
83,541		VMware, Inc (Class A)	15,080
908,374		Western Union Co	16,778
77,681	*	WEX, Inc	14,914
1,895,325		Wipro Ltd	6,975
73,037		Wirecard AG.	9,175
317,783		Wisetech Global Ltd	5,246
76,128	*	Wix.com Ltd	9,199
164,793	*	Workday, Inc	31,780
188,110	*	Workiva, Inc	9,537
38,707	*,g	Worldline S.A.	2,294
679,540	*	Worldpay, Inc	77,128
132	*	Xero Ltd	5
14,700	*,e	Xunlei Ltd (ADR)	54
376,207	*	Yext, Inc	8,224
56,600		Yonyou Network Technology Co Ltd	285
337,871	*	Zendesk, Inc	28,719
35,690		Zensar Technologies Ltd	119
177,784	*	Zix Corp	1,223
403,667	*	Zscaler, Inc	28,632
		TOTAL SOFTWARE & SERVICES	10,715,739

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
190,378	*,e	3D Systems Corp	2,048
668,422		AAC Technologies Holdings, Inc	3,965
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
175,413	*,e	accesso Technology Group plc	$1,979
1,714,292		Accton Technology Corp	6,949
2,130,762		Acer, Inc	1,370
108,739		Adtran, Inc	1,490
99,846	*	ADVA AG. Optical Networking	1,002
22,000		Advanced Ceramic X Corp	175
695,932		Advantech Co Ltd	5,791
369,790	*	Aerohive Networks, Inc	1,675
32,602	*	Agilysys, Inc	690
21,200		Ai Holdings Corp	351
626,395		Alps Electric Co Ltd	13,097
15,895		ALSO Holding AG.	2,056
31,500		Amano Corp	744
465,299		Amphenol Corp (Class A)	43,943
36,034	*	Anixter International, Inc	2,022
114,300	e	Anritsu Corp	2,126
2,796,000	*,†,e	Anxin-China Holdings Ltd	4
12,616,301	d,n	Apple, Inc	2,396,466
24,900	*,e	Applied Optoelectronics, Inc	304
564,000		Arcadyan Technology Corp	1,711
277,506	*	Arista Networks, Inc	87,265
126,215	*	Arlo Technologies, Inc	521
279,251	*	ARRIS International plc	8,827
134,357	*	Arrow Electronics, Inc	10,354
119,000		Asia Optical Co, Inc	381
559,044		Asustek Computer, Inc	4,051
45,000		Aten International Co Ltd	139
8,535,893		AU Optronics Corp	3,147
141,800		Aurora Corp	425
95,757		Austria Technologie & Systemtechnik AG.	1,647
37,327	*	Avid Technology, Inc	278
275,809		Avnet, Inc	11,962
380,585		AVX Corp	6,599
34,099		Badger Meter, Inc	1,897
22,009		Barco NV	3,374
708		Basler AG.	119
13,360		Bel Fuse, Inc (Class B)	338
49,603		Belden CDT, Inc	2,664
127,339		Benchmark Electronics, Inc	3,343
7,666,000		Benq Corp	4,922
13,117	*	BH Co Ltd	224
77,300		BOE Technology Group Co Ltd	45
569,859		Brother Industries Ltd	10,584
662,500	e	BYD Electronic International Co Ltd	857
46,171	*	CalAmp Corp	581
214,755	*	Calix, Inc	1,654
284,000	e	Camsing International Holding Ltd	288
11,400	*	Canon Electronics, Inc	181
720,700		Canon, Inc	20,926
197,000		Career Technology Co Ltd	204
18,670	*,e,g	Carel Industries S.p.A	205
35,563	*	Casa Systems, Inc	295
87,943		Casetek Holdings Ltd	145
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
898,857		Catcher Technology Co Ltd	$6,944
174,000		Catic Shenzhen Holdings Ltd	109
713,768		CDW Corp	68,786
157,862	*	Celestica, Inc	1,334
159,602		Cheng Uei Precision Industry Co Ltd	203
416,949		Chicony Electronics Co Ltd	971
83,179		Chilisin Electronics Corp	243
489,600	*,†	China Fiber Optic Network System Group Ltd	0	^
4,088,000	*,e	China Innovationpay Group Ltd	350
1,450,000	g	China Railway Signal & Communication Corp Ltd	1,148
222,000		Chin-Poon Industrial Co	275
196,840		Chroma ATE, Inc	939
10,000		Chunghwa Precision Test Tech Co Ltd	137
847,169	*,n	Ciena Corp	31,633
15,878,949		Cisco Systems, Inc	857,304
417,400		Citizen Watch Co Ltd	2,332
11,760	*,e	Clearfield, Inc	173
312,393		Clevo Co	297
833,394	*	CMC Magnetics Corp	191
23,400		CMK Corp	137
562,739		Cognex Corp	28,621
47,336	*	Coherent, Inc	6,708
765,089	*,e	Comba Telecom Systems Holdings Ltd	179
4,014	e	Comet Holding AG.	343
314,343	*	CommScope Holding Co, Inc	6,831
2,416,688		Compal Electronics, Inc	1,504
3,520,000		Compeq Manufacturing Co	2,715
89,639		Comtech Telecommunications Corp	2,081
20,575		Concraft Holding Co Ltd	100
136,309	*	Control4 Corp	2,308
2,615,399	*,†	Coolpad Group Ltd	180
255,600		Coretronic Corp	403
2,398,276		Corning, Inc	79,383
160,615	*	Cray, Inc	4,184
38,496		CTS Corp	1,131
29,913		Daea TI Co Ltd	176
366,996		Daeduck Electronics Co	3,091
137,900		Daiwabo Co Ltd	7,962
44,273		Daktronics, Inc	330
1,688,000		Darfon Electronics Corp	2,804
9,011	*	DASAN Zhone Solutions, Inc	96
14,513		Datalogic S.p.A.	339
299,240		DataTec Ltd	689
525,561	*	Dell Technologies, Inc	30,845
370,500		Delta Electronics Thai PCL	829
6,260,988		Delta Electronics, Inc	32,349
3,500		Denki Kogyo Co Ltd	105
30,100		Dexerials Corp	200
93,017	e	Diebold, Inc	1,030
56,097	*	Digi International, Inc	711
238,364		Dolby Laboratories, Inc (Class A)	15,010
194,300		Eastern Communications Co Ltd	129
22,019	*,e	Eastman Kodak Co	65
259,255	*	EchoStar Corp (Class A)	9,450
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,171		Eizo Nanao Corp	$365
45,900		Elecom Co Ltd	1,418
3,208,056		Electrocomponents plc	23,494
51,779	*	Electronics for Imaging, Inc	1,393
3,800		Elematec Corp	58
655,654		Elite Material Co Ltd	2,272
28,807		Ennoconn Corp	250
5,900		Enplas Corp	152
20,356	*	ePlus, Inc	1,802
5,515,015	e	Ericsson (LM) (B Shares)	50,804
9,200		ESPEC Corp	172
35,492		Evertz Technologies Ltd	455
139,590	*	Extreme Networks, Inc	1,046
168,981	*	F5 Networks, Inc	26,518
62,999	*	Fabrinet	3,299
20,486	*	FARO Technologies, Inc	900
1,923,000	*,e	FIH Mobile Ltd	214
193,036	*	Finisar Corp	4,473
115,352		Firich Enterprises Co Ltd	158
327,661	*,e	Fitbit, Inc	1,940
750,339		FLEXium Interconnect, Inc	2,266
387,315		Flir Systems, Inc	18,428
59,310		Flytech Technology Co Ltd	150
38,440		Focus Media Information Technology Co Ltd	36
639,868		Foxconn Technology Co Ltd	1,279
508,511		Fujifilm Holdings Corp	23,162
43,765	*	Gemalto NV	2,503
125,000		General Interface Solution Holding Ltd	469
34,000		Genius Electronic Optical Co Ltd	400
1,792,000		Getac Technology Corp	2,995
2,137,000		Gigabyte Technology Co Ltd	3,414
11,827		Gilat Satellite Networks Ltd	97
10,857	*	G-treeBNT Co Ltd	272
333,431		Halma plc	7,269
35,200		Hamamatsu Photonics KK	1,365
151,900		Hangzhou Hikvision Digital Technology Co Ltd	791
4,724,330		HannStar Display Corp	1,047
402,928	*	Harmonic, Inc	2,184
6,700		Hengtong Optic-electric Co Ltd	21
1,773,151		Hewlett Packard Enterprise Co	27,360
83,187		Hexagon AB (B Shares)	4,348
364,000	*	High Tech Computer Corp	473
5,300		Hioki EE Corp	228
26,379		Hirose Electric Co Ltd	2,778
830,079		Hitachi High-Technologies Corp	34,107
3,651,603		Hitachi Ltd	118,643
4,100		Hochiki Corp	41
70,470		Holystone Enterprise Co Ltd	267
9,798,961		Hon Hai Precision Industry Co, Ltd	23,419
25,195		Horiba Ltd	1,405
487,300		Hosiden Corp	4,100
1,754,632		HP, Inc	34,092
63,900		Ibiden Co Ltd	974
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
29,500		Icom, Inc	$587
112,928		IEI Integration Corp	124
76,822	*	II-VI, Inc	2,861
13,734		Iljin Materials Co Ltd	450
33,725	*	Immersion Corp	284
1,297,770		Inari Amertron BHD	501
4,573	e	Inficon Holding AG.	2,549
178,192	*,e	Infinera Corp	773
9,644		Ingenico	689
28,546,219		InnoLux Display Corp	9,280
291,774	*	Insight Enterprises, Inc	16,065
308,500		Integrated Micro-Electronics, Inc	73
136,505		InterDigital, Inc	9,007
1,671,535		Inventec Co Ltd	1,273
70,023	*	IPG Photonics Corp	10,628
10,800	e	Iriso Electronics Co Ltd	496
11,237		Isra Vision AG.	420
7,400		ITC Networks Corp	93
1,415,357		ITEQ Corp	4,089
33,068	*	Iteris, Inc	138
40,461	*	Itron, Inc	1,887
42,851		Ituran Location and Control Ltd	1,463
449,101		Jabil Circuit, Inc	11,942
384,100		Japan Aviation Electronics Industry Ltd	5,367
8,900		Japan Cash Machine Co Ltd	95
376,200	*,e	Japan Display, Inc	236
138,177		Jenoptik AG.	5,159
545,281		Juniper Networks, Inc	14,434
68,700		Kaga Electronics Co Ltd	1,264
2,862		Kapsch TrafficCom AG.	97
312,400		KCE Electronics PCL	240
90,407		Kemet Corp	1,534
54,834		Keyence Corp	34,282
854,761	*	Keysight Technologies, Inc	74,535
36,062	*	Kimball Electronics, Inc	559
1,817,500		Kingboard Chemical Holdings Ltd	6,455
1,061,500		Kingboard Laminates Holdings Ltd	1,119
101,157	*	Knowles Corp	1,783
10,800		Koa Corp	146
1,033,806		Konica Minolta Holdings, Inc	10,193
17,721	e	Kudelski S.A.	106
23,009	*	KVH Industries, Inc	234
292,999		Kyocera Corp	17,253
16,288	e	Landis&Gyr Group AG.	1,032
243,066		Largan Precision Co Ltd	36,456
396,300	g	Legend Holdings Corp	1,054
256		LEM Holding S.A.	329
17,462,753		Lenovo Group Ltd	15,756
10,567		LG Innotek Co Ltd	1,099
548,225		LG.Philips LCD Co Ltd	9,447
1,377,825		Lite-On Technology Corp	2,008
52,237		Littelfuse, Inc	9,532
367,399		Logitech International S.A.	14,429
34,995		Lotes Co Ltd	283
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
616,921	*	Lumentum Holdings, Inc	$34,881
26,200		Macnica Fuji Electronics Holdings, Inc	359
4,900		Maruwa Co Ltd	232
27,600		Maxell Holdings Ltd	392
45,843	*,e	Maxwell Technologies, Inc	205
169,000		Mcj Co Ltd	1,239
42,700	*,e	Meiko Electronics Co	673
1,523,000	*,e,g	Meitu, Inc	718
4,900	*	Melco Holdings, Inc	169
114,076		Merry Electronics Co Ltd	628
5,830		Mesa Laboratories, Inc	1,344
40,235		Methode Electronics, Inc	1,158
276,274	e	Micronic Laser Systems AB	3,943
533,000		Micro-Star International Co Ltd	1,502
656,155		Mitac Holdings Corp	673
750,162		Motorola, Inc	105,338
20,035		MTS Systems Corp	1,091
1,325,225		Murata Manufacturing Co Ltd	66,321
324,000		Nan Ya Printed Circuit Board Corp	492
20,182	*	Napco Security Technologies, Inc	419
543,313		National Instruments Corp	24,101
281,635	*	NCR Corp	7,686
109,074		NEC Corp	3,697
149,211		Neopost S.A.	3,573
249,843		NetApp, Inc	17,324
52,463	*	Netgear, Inc	1,738
191,130	*	Netscout Systems, Inc	5,365
26,726		Nichicon Corp	245
4,600		Ninestar Corp	22
12,800		Nippon Ceramic Co Ltd	344
6,700		Nippon Chemi-Con Corp	116
70,413		Nippon Electric Glass Co Ltd	1,871
26,800		Nippon Signal Co Ltd	240
27,660	e	Nissha Printing Co Ltd	293
28,442	*	nLight, Inc	634
12,200		Nohmi Bosai Ltd	200
5,535,920	e	Nokia Corp	31,665
5,258,165		Nokia Oyj (Turquoise)	29,954
12,100	e	Noritsu Koki Co Ltd	270
128,270	*	Novanta, Inc	10,868
10,800		O-film Tech Co Ltd	23
10,500	e	Ohara, Inc	121
69,400		Oki Electric Industry Co Ltd	822
229,098	e	Omron Corp	10,763
18,100	e	Optex Co Ltd	289
18,400		Osaki Electric Co Ltd	115
73,013	*	OSI Systems, Inc	6,396
8,370		Oxford Instruments plc	106
205,224		Pan-International Industrial	157
14,305	*	PAR Technology Corp	350
75,807		Park Electrochemical Corp	1,190
22,599		Partron Co Ltd	265
2,036,000	e	PAX Global Technology Ltd	945
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,167		PC Connection, Inc	$556
1,503,917		Pegatron Technology Corp	2,608
38,951		Plantronics, Inc	1,796
37,992	*	Plexus Corp	2,316
1,443,000		Primax Electronics Ltd	2,850
450,000		Prime View International Co Ltd	504
1,314,349	*	Pure Storage, Inc	28,640
2,134,338		Quanta Computer, Inc	4,009
480,050	*	Quantenna Communications, Inc	11,680
26,573	*	Radware Ltd	694
311,615		Redington India Ltd	461
136,573		Renishaw plc	6,602
161,128	*	Ribbon Communications, Inc	830
216,003		Ricoh Co Ltd	2,262
9,879	*,†	Ricoh India Ltd	0	^
35,400		Riken Keiki Co Ltd	683
12,000		Riso Kagaku Corp	190
674,202	*	Ritek Corp	249
23,283	*	Rogers Corp	3,699
5,800		Roland DG Corp	122
10,900	e	Ryosan Co Ltd	293
9,900		Ryoyo Electro Corp	145
30,576		S&T AG.	767
44,272	e	Samsung Electro-Mechanics Co Ltd	4,095
164,660		Samsung SDI Co Ltd	31,204
4,051		Samwha Capacitor Co Ltd	199
339,216	*	Sanmina Corp	9,786
40,900	e	Sanshin Electronics Co Ltd	701
113,200	*	Scansource, Inc	4,055
1,031		Seagate Technology, Inc	49
206,572	e	Seiko Epson Corp	3,169
5,672	*,e,g	Sensirion Holding AG.	232
1,104,000		Sercomm Corp	2,424
17,548		Sesa S.p.A	559
175,856		SFA Engineering Corp	6,721
97,491		Shimadzu Corp	2,830
47,199	*,e	Sierra Wireless, Inc	583
17,200	e	Siix Corp	261
828,600		Simplo Technology Co Ltd	7,326
131,123		Sinbon Electronics Co Ltd	441
2,791		Sindoh Co Ltd	115
57,523		Smart Metering Systems plc	409
313,857		Spectris plc	10,271
61,986		Sterlite Technologies Ltd	195
68,630	*	Stratasys Ltd	1,635
1,366,600		Sunny Optical Technology Group Co Ltd	16,383
2,853,000		Supreme Electronics Co Ltd	2,914
42,917	*	Synaptics, Inc	1,706
46,250		Syncmold Enterprise Corp	125
194,526		SYNNEX Corp	18,556
885,238		Synnex Technology International Corp	1,065
25,574	*	Taihan Fiberoptics Co Ltd	90
140,000		Taiwan Union Technology Corp	505
83,503	e	Taiyo Yuden Co Ltd	1,653
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
437,500		Tamura Corp	$2,425
130,187		TDK Corp	10,246
1,110,956		TE Connectivity Ltd	89,710
94,620	*	Tech Data Corp	9,690
22,033	*,g	Tejas Networks Ltd	54
32,129	*	TELCON, Inc	209
1,919,825	e	Telefonaktiebolaget Lm Ericsson (ADR)	17,624
80,495		Test Research, Inc	146
40,000		Thinking Electronic Industrial Co Ltd	110
45,129	*,e	Tobii AB	158
88,625		Tong Hsing Electronic Industries Ltd	298
2,170,000	e	Tongda Group Holdings Ltd	241
60,200		Topcon Corp	713
14,800		Toshiba TEC Corp	412
206,000		TPK Holding Co Ltd	390
95,000		Transcend Information, Inc	216
380,176	*	Trimble Navigation Ltd	15,359
1,379,832		Tripod Technology Corp	4,461
946,000	*,e	Truly International Holdings	156
110,777	*	TTM Technologies, Inc	1,299
158,039		TXC Corp	165
85,760	e	Ubiquiti Networks, Inc	12,839
7,837,883		Unimicron Technology Corp	7,550
11,500		Unisplendour Corp Ltd	74
273,500		Unitech Printed Circuit Board Corp	185
84,410	*,e	USA Technologies, Inc	350
6,100	e	V Technology Co Ltd	776
475,200		Venture Corp Ltd	6,314
97,583	*,e	Viasat, Inc	7,563
355,846	*	Viavi Solutions, Inc	4,405
353,642		Vishay Intertechnology, Inc	6,532
145,330	*	Vishay Precision Group, Inc	4,972
708,775		VS Industry BHD	186
3,502,800		VST Holdings Ltd	2,032
99,500		Vtech Holdings Ltd	1,019
82,600		Wacom Co Ltd	349
637,000		Wah Lee Industrial Corp	1,101
1,433,000		Walsin Technology Corp	9,343
734,000		Wasion Group Holdings Ltd	384
519,963		Western Digital Corp	24,989
190,500	*,†,b	Wintek Corp	0	^
1,784,302		Wistron Corp	1,376
1,891,556		Wistron NeWeb Corp	4,978
4,144,000	e	World Wide Touch Technology Ho	172
984,473		WPG Holdings Co Ltd	1,286
2,718,744		WT Microelectronics Co Ltd	3,590
360,458		Xerox Corp	11,527
2,817,400	*,e,g	Xiaomi Corp	4,096
15,750	*,†	Ya Hsin Industrial Co Ltd	0
191,660		Yageo Corp	2,019
73,186		Yamatake Corp	1,716
82,138		Yaskawa Electric Corp	2,593
83,584		Yokogawa Electric Corp	1,736
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
190,333	*	Zebra Technologies Corp (Class A)	$39,880
9,100		Zhejiang Dahua Technology Co Ltd	22
2,798,405		Zhen Ding Technology Holding Ltd	8,705
11,500	*	ZTE Corp	50
570,538	*,e	ZTE Corp (Class H)	1,722
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,594,792

TELECOMMUNICATION SERVICES - 1.9%
882,989		Advanced Info Service PCL (Foreign)	5,128
459,000		AFK Sistema (GDR)	1,294
35,905,084		America Movil S.A. de C.V. (Series L)	25,675
222,250	e	APT Satellite Holdings Ltd	100
1,190,000	*	Asia Pacific Telecom Co Ltd	282
15,048,629		AT&T, Inc	471,925
13,797		ATN International, Inc	778
661,100	*,e	Axtel SAB de C.V.	78
201,886		BCE, Inc	8,965
327,754		Bezeq Israeli Telecommunication Corp Ltd	236
1,674,620		Bharti Airtel Ltd	8,048
589,810		Bharti Infratel Ltd	2,668
148,863	*	Boingo Wireless, Inc	3,466
5,733,628		BT Group plc	16,658
39,633	*	Cellcom Israel Ltd	144
473,239	e,g	Cellnex Telecom SAU	13,893
1,772,895		CenturyLink, Inc	21,257
1,985,371		China Communications Services Corp Ltd	1,774
8,506,749		China Mobile Hong Kong Ltd	86,806
22,254,457		China Telecom Corp Ltd	12,383
35,216,000	*,g	China Tower Corp Ltd	8,180
17,061,681		China Unicom Ltd	21,723
162,400		China United Network Communications Ltd	164
234,781	e	Chorus Ltd	944
2,881,988		Chunghwa Telecom Co Ltd	10,248
125,955	*	Cincinnati Bell, Inc	1,202
8,102,000		Citic 1616 Holdings Ltd	3,645
77,104		Cogent Communications Group, Inc	4,183
125,600	e	Consolidated Communications Holdings, Inc	1,370
4,049,274		Deutsche Telekom AG.	67,271
8,571,539		Digi.Com BHD	9,566
64,481	e	DNA Oyj	1,337
41,794		Drillisch AG.	1,489
233,145		Elisa Oyj (Series A)	10,519
1,416,031		Emirates Telecommunications Group Co PJSC	6,449
133,776		Empresa Nacional de Telecomunicaciones S.A.	1,393
70,588	g	Euskaltel S.A.	658
1,212,236		Far EasTone Telecommunications Co Ltd	2,924
72,439		Freenet AG.	1,558
312,259	*,e	Frontier Communications Corp	621
35,611		Globe Telecom, Inc	1,314
74,319	*,e	Gogo, Inc	334
202,460		Hellenic Telecommunications Organization S.A.	2,711
1,616,768		Himachal Futuristic Communications	526
2,617,500		HKBN Ltd	4,171
5,274,535		HKT Trust and HKT Ltd	8,480
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
808,651		Hutchison Telecommunications Hong Kong Holdings Ltd	$344
2,128,321	*	Idea Cellular Ltd	560
80,143		Iliad S.A.	8,053
161,270	g	Infrastrutture Wireless Italiane S.p.A	1,444
360,119		Inmarsat plc	2,606
43,100	*	Inscobee, Inc	178
112,276	*,e	Intelsat S.A.	1,758
14,800		Internet Initiative Japan, Inc	300
166,299	*	Iridium Communications, Inc	4,397
10,343,000		Jasmine International PCL	1,764
301,211		Kcom Group plc	276
1,568,298		KDDI Corp	33,777
1,194,533	e	Koninklijke KPN NV	3,792
29,009		KT Corp	700
222,725	*,†,e	Let’s GOWEX S.A.	3
159,827		LG Telecom Ltd	2,177
1,485,147		Magyar Telekom	2,399
435,047	*,e	Masmovil Ibercom S.A.	9,200
1,911,790		Maxis BHD	2,513
4,932		Millicom International Cellular S.A.	300
884,418		Mobile TeleSystems (ADR)	6,686
101,454		Mobistar S.A.	2,185
1,370,047	e	MTN Group Ltd	8,433
6,954,300		NetLink NBN Trust	4,259
117,527	*	NII Holdings, Inc	230
1,058,836		Nippon Telegraph & Telephone Corp	45,139
2,110,230		NTT DoCoMo, Inc	46,770
44,343	*	Ooma, Inc	587
77,984	*	Ooredoo QSC	1,422
1,926,947		Orange S. A.	31,415
1,168,944	*	Orascom Telecom Holding SAE	308
96,914	*	Orbcomm, Inc	657
363,488	*	Partner Communications	1,393
3,844,741		PCCW Ltd	2,390
30,911	*	pdvWireless, Inc	1,087
184,298	g	PLAY Communications S.A.	1,133
62,632		PLDT, Inc	1,373
9,605		Proximus plc	278
1,980,800		PT Link Net Tbk	625
57,197,024		PT Telekomunikasi Indonesia Persero Tbk	15,810
374,569	*	Reliance Communication Ventures Ltd	22
624,354	e	Rogers Communications, Inc (Class B)	33,578
35,473,473		Safaricom plc	9,695
152,068	*	Sejong Telecom, Inc	63
153,350		Shenandoah Telecom Co	6,803
9,187,478		Singapore Telecommunications Ltd	20,506
23,629		SK Telecom Co Ltd	5,233
1,982,877		SmarTone Telecommunications Holding Ltd	2,156
1,273,000	*,e	Softbank Corp	14,342
1,364,466		Softbank Group Corp	133,004
128,684	e	SpeedCast International Ltd	343
21,985		Spok Holdings, Inc	299
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,372,633	*	Sprint Corp	$7,755
479,200		StarHub Ltd	528
120,808	e,g	Sunrise Communications Group AG.	8,897
23,074	e	Swisscom AG.	11,289
1,241,942		Taiwan Mobile Co Ltd	4,493
383,101	e	TalkTalk Telecom Group plc	550
38,454		Tata Communications Ltd	340
203,875	e	Tele2 AB (B Shares)	2,720
1,903,814		Telecom Corp of New Zealand Ltd	4,932
1,563,954		Telecom Egypt	1,312
389,423		Telecom Italia RSP	221
719,938	*	Telecom Italia S.p.A.	448
909,099		Telefonica Brasil S.A.	11,029
50,488		Telefonica Deutschland Holding AG.	159
5,570,547		Telefonica S.A.	46,664
103,607		Telekom Austria AG.	754
796,783		Telekom Malaysia BHD	626
462,469	*	Telekomunikacja Polska S.A.	618
1,088,793		Telenor ASA	21,802
877,049		Telephone & Data Systems, Inc	26,952
751,101	*,e	Telesites SAB de C.V.	487
4,464,008	e	TeliaSonera AB	20,122
202,486		Telkom S.A. Ltd	1,028
6,042,347		Telstra Corp Ltd	14,248
228,974		TELUS Corp	8,475
341,900		Thaicom PCL	77
1,312,184		Tim Participacoes S.A.	3,951
183,720		Time dotCom BHD	392
2,488,946		TM International BHD	2,535
723,457	*	T-Mobile US, Inc	49,991
1,381,783		Tower Bersama Infrastructure	383
338,138		TPG Telecom Ltd	1,670
5,787,592		True Corp PCL (Foreign)	869
2,011,262		Turkcell Iletisim Hizmet AS	4,366
7,765		United Internet AG.	284
25,923	*	US Cellular Corp	1,190
9,302,182		Verizon Communications, Inc	550,038
4,600	*	Vision, Inc	214
332,793	*	Vocus Communications Ltd	873
896,257		Vodacom Group Pty Ltd	6,921
37,807,673		Vodafone Group plc	68,895
190,898		Vodafone Qatar	409
1,116,522	*	Vonage Holdings Corp	11,210
10,037	*,e	Windstream Holdings, Inc	3
591,084	*	Zayo Group Holdings, Inc	16,799
		TOTAL TELECOMMUNICATION SERVICES	2,246,822

TRANSPORTATION - 2.1%
52,528	†,e	Abertis Infraestructuras S.A. (Continuous)	1,082
57,828		Aegean Airlines S.A.	536
77,466	g	Aena S.A.	13,959
7,630	e	Aeroporto Guglielmo Marconi Di Bologna S.p.A	106
27,207		Aeroports de Paris	5,264
1,471,284		Air Arabia PJSC	376
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,515,225		Air China Ltd (H shares)	$1,866
384,992	*,e	Air France-KLM	4,330
1,781,041		Air New Zealand Ltd	3,077
121,914	*	Air Transport Services Group, Inc	2,810
741,000		AirAsia BHD	484
9,634,300		Airports of Thailand PCL (Foreign)	20,483
226,574		Alaska Air Group, Inc	12,715
804,105	e,g	ALD S.A.	11,234
46,937		All Nippon Airways Co Ltd	1,722
15,692		Allegiant Travel Co	2,032
14,948		Amerco, Inc	5,553
1,092,976	e	American Airlines Group, Inc	34,713
16,000		Anhui Expressway Co	11
5,258		AP Moller - Maersk AS (Class A)	6,363
5,977	e	AP Moller - Maersk AS (Class B)	7,578
96,189		Arkansas Best Corp	2,962
463,992	*	Asiana Airlines	1,437
82,128	*	Atlas Air Worldwide Holdings, Inc	4,152
534,889		Atlas Arteria Ltd	2,746
1,045,611		Auckland International Airport Ltd	5,801
201,431		Autostrada Torino-Milano S.p.A.	5,486
525,643		Autostrade S.p.A.	13,632
232,345		Avianca Holdings S.A.	122
82,235	*	Avis Budget Group, Inc	2,867
339,900		Bangkok Airways Co Ltd	126
4,417,853		Bangkok Expressway & Metro PCL	1,407
606,346		BBA Aviation plc	1,968
1,344,097		Beijing Capital International Airport Co Ltd	1,277
6,733		Blue Dart Express Ltd	349
690,200		Bollore	3,121
71,941	e	bpost S.A.	776
4,746,727		BTS Group Holdings PCL	1,645
869,077		Canadian National Railway Co	77,800
153,185		Canadian Pacific Railway Ltd (Toronto)	31,562
1,060,000	*	CAR, Inc	915
135,660		Cathay Pacific Airways Ltd	237
626,020		Cebu Air, Inc	990
245,727		Central Japan Railway Co	57,118
326,168		CH Robinson Worldwide, Inc	28,373
962,335		China Airlines	308
2,292,500	*	China COSCO Holdings Co Ltd	953
986,000		China Eastern Airlines Corp Ltd (H Shares)	700
3,142,525		China Merchants Holdings International Co Ltd	6,702
1,432,000		China Shipping Development Co Ltd	822
2,063,500		China Southern Airlines Co Ltd	1,846
124,341	e	Chorus Aviation, Inc	668
1,786,099		Cia de Concessoes Rodoviarias	5,356
168,701		Cia de Distribucion Integral Logista Holdings SAU	3,975
2,148,990		ComfortDelgro Corp Ltd	4,084
14,569,546	*	Compania SudAmericana de Vapores S.A.	490
181,774	*	Container Corp Of India Ltd	1,378
334,700	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	285
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
66,968		Copa Holdings S.A. (Class A)	$5,398
75,763	*	Cosan Logistica S.A.	294
1,354,000		Cosco International Holdings Ltd	490
5,342,295		COSCO Pacific Ltd	5,777
25,700	*	COSCO SHIPPING Holdings Co Ltd	20
61,758		Costamare, Inc	321
91,855	*	Covenant Transportation Group, Inc	1,743
3,256,688		CSX Corp	243,665
69,875		CTT-Correios de Portugal S.A.	202
16,566	*,e	D/S Norden	225
222,900		Daqin Railway Co Ltd	276
505,889		Dart Group plc	5,232
57,627	*,e	Daseke, Inc	293
1,332,310		Delta Air Lines, Inc	68,814
1,020,193		Deutsche Lufthansa AG.	22,425
717,499		Deutsche Post AG.	23,350
46,185	*,e	Dfds A.S.	1,912
215,527		DP World Ltd	3,448
466,461		DSV AS	38,601
120,629	*	Eagle Bulk Shipping, Inc	561
423,788		East Japan Railway Co	40,923
305,911		easyJet plc	4,457
113,559	*	Echo Global Logistics, Inc	2,814
1,292,300		EcoRodovias Infraestrutura e Logistica S.A.	3,165
13,700	*,e	eHi Car Services Ltd (ADR)	161
588,320	g	Enav S.p.A	3,209
61,414	g	Europcar Groupe S.A.	498
418,883		Eva Airways Corp	205
334,000		Evergreen International Storage & Transport Corp	146
1,685,115		Evergreen Marine Corp Tawain Ltd	654
9,778	e	Exchange Income Corp	242
219,789		Expeditors International of Washington, Inc	16,682
453,055		FedEx Corp	82,189
312,871		Finnair Oyj	2,818
821,998	*	Firstgroup plc	974
11,673		Flughafen Zuerich AG.	2,130
90,854		Forward Air Corp	5,881
36,468		Fraport AG. Frankfurt Airport Services Worldwide	2,798
24,777		Freightways Ltd	139
68,800		Fukuyama Transporting Co Ltd	2,653
143,174	*,e	Genco Shipping & Trading Ltd	1,068
105,990	*	Genesee & Wyoming, Inc (Class A)	9,236
17,127		GLOVIS Co Ltd	1,941
142,770		Go-Ahead Group plc	3,646
57,100	*	Gol Linhas Aereas Inteligentes S.A.	378
1,041,260	e	Golden Ocean Group Ltd	4,980
761,939	e	Grindrod Ltd	404
372,092		Groupe Eurotunnel S.A.	5,642
184,900	*,e	Grupo Aeromexico SAB de C.V.	195
182,200		Grupo Aeroportuario del Centro Norte Sab de C.V.	1,030
317,731		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	2,821
299,275		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	4,836
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
286,700		Guangshen Railway Co Ltd	$152
205,281		Gujarat Pipavav Port Ltd	295
42,464		Gulf Warehousing Co	484
27,700		Hamakyorex Co Ltd	1,065
71,244		Hamburger Hafen und Logistik AG.	1,628
22,950		Hanjin Kal Corp	521
3,677		Hanjin Transportation Co Ltd	118
209,897		Hankyu Hanshin Holdings, Inc	7,879
24,409	g	Hapag-Lloyd AG.	772
78,995		Hawaiian Holdings, Inc	2,074
57,160		Heartland Express, Inc	1,102
71,141	*	Hertz Global Holdings, Inc	1,236
27,500		Hitachi Transport System Ltd	817
6,827		Hopewell Highway Infrastructure Ltd	4
200,013	*	Hub Group, Inc (Class A)	8,171
6,492,800		Hutchison Port Holdings Trust	1,529
131,372	*	Hyundai Merchant Marine Co Ltd	422
1,454	*	ID Logistics Group	230
48,457		Iino Kaiun Kaisha Ltd	164
92,561	e	Imperial Holdings Ltd	384
264,858	g	InterGlobe Aviation Ltd	5,455
15,984		International Consolidated Airlines Group S.A.	106
615,527		International Container Term Services, Inc	1,532
3,821		Irish Continental Group plc	21
78,429		Japan Airlines Co Ltd	2,764
89,300	e	Japan Airport Terminal Co Ltd	3,784
37,042		JB Hunt Transport Services, Inc	3,752
3,957		Jeju Air Co Ltd	138
751,715	*	JetBlue Airways Corp	12,298
1,103,834		Jiangsu Express	1,562
4,665		Jin Air Co Ltd	95
72,961		Kamigumi Co Ltd	1,692
141,149		Kansas City Southern Industries, Inc	16,370
51,640	*,e	Kawasaki Kisen Kaisha Ltd	557
47,898		Keihin Electric Express Railway Co Ltd	814
101,191	e	Keio Corp	6,546
24,635		Keisei Electric Railway Co Ltd	896
1,054,149		Kerry Logistics Network Ltd	1,909
177,774		Kintetsu Corp	8,292
193,800		Kintetsu World Express, Inc	2,961
305,508	*	Kirby Corp	22,947
622,970	e	Knight-Swift Transportation Holdings, Inc	20,359
25,600		Konoike Transport Co Ltd	424
7,098	*	Korea Express Co Ltd	1,036
5,976	*	Korea Line Corp	112
45,450		Korean Air Lines Co Ltd	1,278
47,994		Kuehne & Nagel International AG.	6,585
138,286	e	Kyushu Railway Co	4,549
213,495		Lan Airlines S.A.	2,267
56,941		Landstar System, Inc	6,229
117,300		Lingkaran Trans Kota Holdings BHD	121
448,311		Localiza Rent A Car	3,785
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
159,690	*	Lyft Inc (Class A)	$12,502
156,191		Macquarie Infrastructure Co LLC	6,438
267,540		MacroAsia Corp	114
859,406		Malaysia Airports Holdings BHD	1,527
156,542		Marten Transport Ltd	2,791
5,500		Maruwa Unyu Kikan Co Ltd	189
4,600		Maruzen Showa Unyu Co Ltd	125
61,734		Matson, Inc	2,228
16,409	*	Mesa Air Group, Inc	137
2,828,456		MISC BHD	4,643
35,050	e	Mitsubishi Logistics Corp	980
22,189		Mitsui OSK Lines Ltd	479
21,322		Mitsui-Soko Co Ltd	351
48,400		Movida Participacoes S.A.	134
1,478,482		MTR Corp	9,160
422,120	*	Mundra Port and Special Economic Zone Ltd	2,303
134,474		Nagoya Railroad Co Ltd	3,727
60,200		Nankai Electric Railway Co Ltd	1,663
1,082,465		National Express Group plc	5,724
35,134		Nippon Express Co Ltd	1,959
52,900		Nippon Konpo Unyu Soko Co Ltd	1,254
116,686	e	Nippon Yusen Kabushiki Kaisha	1,714
36,500		Nishi-Nippon Railroad Co Ltd	884
28,700		Nissin Corp	481
387,431	g	Nobina AB	2,498
479,327		Norfolk Southern Corp	89,581
73,153		Northgate plc	356
156,797	*,e	Norwegian Air Shuttle AS	801
69,509		Odakyu Electric Railway Co Ltd	1,687
87,264		Oesterreichische Post AG.	3,693
122,743		Old Dominion Freight Line	17,723
12,204,290		Pacific Basin Shipping Ltd	2,633
3,118	*	PAM Transportation Services, Inc	153
9,609		Panalpina Welttransport Holding AG.	1,600
12,447		Park-Ohio Holdings Corp	403
19,018	*	Pegasus Hava Tasimaciligi AS.	93
4,515		Piraeus Port Authority	85
59,210	*	PKP Cargo S.A.	722
223,000		Pos Malaysia & Services Holdings BHD	100
318,150	*	Precious Shipping PCL	81
219,272	e	Promotora y Operadora de Infraestructura SAB de C.V.	2,178
12,753,500	*	PT Berlian Laju Tanker Tbk	115
2,299,054		PT Jasa Marga Tbk	966
12,718,000	*	PT Trada Maritime Tbk	112
125,886		Qantas Airways Ltd	507
52,259		Qatar Navigation QSC	950
1,818,686		QR National Ltd	5,880
807,290		Qube Logistics Holdings Ltd	1,607
474,535	*	Radiant Logistics, Inc	2,990
653,329		Redde plc	1,013
506,474		Royal Mail plc	1,574
1,385,000	*	Rumo S.A.	6,774
3,013	*	Ryanair Holdings plc	39
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,201	*	Ryanair Holdings plc (ADR)	$1,814
64,002		Ryder System, Inc	3,967
672,993	*	Safe Bulkers, Inc	983
77,200		Sagami Railway Co Ltd	2,378
30,167	*	Saia, Inc	1,843
96	*,†	SAir Group	0
6,200		Sakai Moving Service Co Ltd	394
231,600		Sankyu, Inc	11,320
136,100		Santos Brasil Participacoes S.A.	139
2,531,273	*,e	SAS AB	5,095
11,100		SBS Holdings, Inc	187
572,154		Schneider National, Inc	12,044
520,982		Scorpio Bulkers, Inc	2,001
336,311	e	Seaspan Corp	2,926
436,429		Seibu Holdings, Inc	7,647
705,481		Seino Holdings Corp	9,428
148,500		Senko Co Ltd	1,235
5,300		SF Holding Co Ltd	29
168,700		SG Holdings Co Ltd	4,921
69,500		Shandong Airlines Co Ltd	106
25,100		Shanghai International Airport Co Ltd	231
251,400		Shanghai International Port Group Co Ltd	271
102,700		Shanghai Jinjiang International Investment Holdings Co	111
974,500		Shenzhen International Holdings Ltd	2,072
52,100		Shinwa Kaiun Kaisha Ltd	1,118
147,600		SIA Engineering Co Ltd	268
165,000		Sincere Navigation	84
364,384		Singapore Airlines Ltd	2,602
730,074		Singapore Airport Terminal Services Ltd	2,759
866,019		Singapore Post Ltd	640
2,597,000		Sinotrans Ltd	1,117
1,161,000		SITC International Co Ltd	1,192
17,211		Sixt AG.	1,800
46,659		Sixt AG. (Preference)	3,186
7,087		Sixt Leasing AG.	84
176,153		Skywest, Inc	9,563
100,216		Societa Iniziative Autostradali e Servizi S.p.A.	1,737
1,301,237		Southwest Airlines Co	67,547
623,751	*	SpiceJet Ltd	879
447,289	*	Spirit Airlines, Inc	23,644
251,795		Stagecoach Group plc	504
12,450		Stolt-Nielsen S.A.	155
178,977	*	STX Pan Ocean Co Ltd	650
33,683		Sumitomo Warehouse Co Ltd	426
1,001,971		Sydney Airport	5,289
117,000		T.Join Transportation Co	140
2,205,000		Taiwan High Speed Rail Corp	2,578
129,244		TAV Havalimanlari Holding AS	542
140,000		Tegma Gestao Logistica	943
228,541		TFI International, Inc	6,750
191,600	*	Thai Airways International PCL (Foreign)	74
1,188,000		Tianjin Port Development Holdings Ltd	136
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
332,267		TNT NV	$850
161,452		Tobu Railway Co Ltd	4,666
421,997		Tokyu Corp	7,377
12,100		Tonami Holdings Co Ltd	690
104,956	e	Tourism Holdings Ltd	339
3,900		Trancom Co Ltd	230
2,305,473		Transurban Group (ASE)	21,623
1,437,882	*	Turk Hava Yollari	3,345
228,000		U-Ming Marine Transport Corp	230
2,785,255		Union Pacific Corp	465,695
548,243	*	United Continental Holdings, Inc	43,739
1,201,662		United Parcel Service, Inc (Class B)	134,274
44,786		Universal Truckload Services, Inc	881
28,010	*	US Xpress Enterprises, Inc	185
27,614	*	USA Truck, Inc	399
60,603	*	Virgin Australia Holdings Ltd	8
67,336	*,†	Virgin Australia Int Holdings	0	^
321,000		Wan Hai Lines Ltd	167
57,845		Werner Enterprises, Inc	1,975
439,502		West Japan Railway Co	33,115
36,968		WestJet Airlines Ltd	537
1,177,900		Westports Holdings BHD	1,086
62,981	e	Westshore Terminals Investment Corp	943
57,064	*,e	Wilh. Wilhelmsen ASA	200
194,033		Wisdom Marine Lines Co Ltd	190
4,324,000		Xiamen International Port Co Ltd	612
174,754	*,e	XPO Logistics, Inc	9,391
152,121		Yamato Transport Co Ltd	3,935
601,523	*	Yang Ming Marine Transport	169
45,438	*	YRC Worldwide, Inc	304
400,000		Yuexiu Transport Infrastructure Ltd	326
1,408,194		Zhejiang Expressway Co Ltd	1,616
376,300		ZTO Express Cayman, Inc (ADR)	6,879
		TOTAL TRANSPORTATION	2,374,921

UTILITIES - 2.8%
5,624,049		A2A S.p.A.	10,276
1,575,710		Aboitiz Power Corp	1,062
31,109	e	Acciona S.A.	3,467
73,329		ACEA S.p.A.	1,242
956,784		Actelios S.p.A.	3,478
406,484	*	Adani Power Ltd	283
145,208	*	Adani Transmissions Ltd	455
996,289		AES Corp	18,013
9,443,727		AES Gener S.A.	2,538
114,900	*	AES Tiete S.A.	325
348,364	*,†	AET&D Holdings No 1 Ptd Ltd	0
1,093,507		AGL Energy Ltd	16,903
2,462,042		Aguas Andinas S.A.	1,400
92,156	*	Aksa Enerji Uretim AS	41
701,525	e	Algonquin Power & Utilities Corp	7,890
165,606		Allete, Inc	13,618
1,351,170		Alliant Energy Corp	63,681
271,197	e	AltaGas Ltd	3,570
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
313,410		Alupar Investimento S.A.	$1,859
353,347		Ameren Corp	25,989
500,136		American Electric Power Co, Inc	41,886
44,794		American States Water Co	3,194
115,753		American Water Works Co, Inc	12,068
1,145,302		APA Group (ASE)	8,130
83,711		Aqua America, Inc	3,050
115,249	*	AquaVenture Holdings Ltd	2,230
11,043		Artesian Resources Corp	412
41,990		Ascopiave S.p.A.	166
115,544		Atco Ltd	3,891
124,783		Athens Water Supply & Sewage Co S.A.	767
598,124	*,e	Atlantic Power Corp	1,507
483,868		Atmos Energy Corp	49,804
1,568,238		AusNet Services	1,978
65,050		Avangrid, Inc	3,275
81,663		Avista Corp	3,317
544,911	*	Babcock & Brown Wind Partners	170
382,800		BCPG PCL	198
225,100		Beijing Capital Co Ltd	139
1,179,299		Beijing Enterprises Holdings Ltd	6,697
4,428,191		Beijing Enterprises Water Group Ltd	2,739
18,458		BKW S.A.	1,259
100,030		Black Hills Corp	7,409
3,040,000	*,e	Blue Sky Power Holdings Ltd	113
92,989	e	Boralex, Inc	1,319
26,897	*,e	Cadiz, Inc	260
58,489		California Water Service Group	3,175
160,165		Canadian Utilities Ltd	4,372
416,000	e	Canvest Environment Protection Group Co Ltd	208
171,156		Capital Power Corp	4,009
51,489		Capital Stage AG.	365
658,764		Centerpoint Energy, Inc	20,224
401,700	*	Centrais Eletricas Brasileiras S.A.	3,764
270,279	*	Centrais Eletricas Brasileiras S.A. (Preference)	2,613
4,861,022		Centrica plc	7,241
138,246		CESC Ltd	1,456
165,009		CEZ AS	3,878
1,844,000	e	CGN New Energy Holdings Co Ltd	279
8,359,000	g	CGN Power Co Ltd	2,333
42,096		Chesapeake Utilities Corp	3,840
8,960,000		China Datang Corp Renewable Power Co Ltd	1,061
285,000	e,g	China Everbright Greentech Ltd	227
475,300		China Everbright Water Ltd	123
1,631,308		China Gas Holdings Ltd	5,747
2,547,627		China Longyuan Power Group Corp	1,775
102,600		China National Nuclear Power Co Ltd	92
2,868,000	e	China Oil and Gas Group Ltd	187
279,500		China Power Clean Energy Development Co Ltd	184
3,740,000		China Power International Development Ltd	958
1,057,580		China Resources Gas Group Ltd	4,993
1,606,161		China Resources Power Holdings Co	2,416
148,000		China Tian Lun Gas Holdings Ltd	170
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,590,000		China Water Affairs Group Ltd	$1,662
219,100		China Yangtze Power Co Ltd	550
691,927		Chubu Electric Power Co, Inc	10,817
254,857	e	Chugoku Electric Power Co, Inc	3,181
73,000		Cia de Gas de Sao Paulo-COMGAS	1,527
308,100		Cia de Saneamento Basico do Estado de Sao Paulo	3,305
243,580		Cia de Saneamento de Minas Gerais-COPASA	3,799
439,300		Cia de Saneamento do Parana (Preference)	1,560
2,015,133		Cia Energetica de Minas Gerais	7,154
122,100		Cia Energetica de Sao Paulo (Class B)	753
6,404		Cia Energetica do Ceara	86
63,700		Cia Paranaense de Energia	592
1,035,417		CK Infrastructure Holdings Ltd	8,499
1,463,600		CK Power PCL	227
454,269		Clearway Energy, Inc (Class A)	6,605
122,821		Clearway Energy, Inc (Class C)	1,856
2,630,056		CLP Holdings Ltd	30,505
128,045		CMS Energy Corp	7,112
13,354,337		Colbun S.A.	3,018
3,460,000		Concord New Energy Group Ltd	183
15,101	e	Connecticut Water Service, Inc	1,037
113,482		Consolidated Edison, Inc	9,624
18,745		Consolidated Water Co, Inc	241
503,404		Contact Energy Ltd	2,382
1,320,000		CT Environmental Group Ltd	57
2,650,000		Datang International Power Generation Co Ltd	710
2,525,881		Dominion Resources, Inc	193,634
683,431		Drax Group plc	3,370
61,016		DTE Energy Co	7,611
483,792		Duke Energy Corp	43,541
2,899,621		E.ON AG.	32,268
809,925		Edison International	50,151
173,500		EDP - Energias do Brasil S.A.	752
49,361		El Paso Electric Co	2,903
226,100		Electric Power Development Co	5,513
784,193		Electricite de France	10,735
139,600		Electricity Generating PCL	1,286
39,547		Elia System Operator S.A.	2,773
138,275		Emera, Inc	5,170
278,289		Empresa Electrica del Norte Grande S.A.	535
799,128		Endesa S.A.	20,394
369,905		Enea S.A.	843
12,472,397		Enel S.p.A.	79,921
135,119		Energa S.A.	304
2,700,194		Energias de Portugal S.A.	10,624
1	*	Energix-Renewable Energies Ltd	0	^
146,362	g	Enerjisa Enerji AS.	136
61,996,727		Enersis Chile S.A.	6,496
25,096,283		Enersis S.A.	4,460
60,600	*	Eneva S.A.	286
156,251		Engie Brasil Energia S.A.	1,704
728,328		ENN Energy Holdings Ltd	7,049
1,712,966		Entergy Corp	163,811
139,200		Equatorial Energia S.A.	2,844
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,700		eRex Co Ltd	$128
72,763		ERG S.p.A.	1,378
268,937		Evergy, Inc	15,612
106,825		Eversource Energy	7,579
24,402		EVN AG.	355
3,053,902		Exelon Corp	153,092
3,610,300		First Gen Corp	1,500
8,304,799		FirstEnergy Corp	345,563
441,553		Fortis, Inc	16,319
1,408,863	e	Fortum Oyj	28,856
1,204,857	*	GAIL India Ltd	6,051
581,200		Gas Malaysia BHD	406
572,565	e	Gas Natural SDG S.A.	16,026
2,041,127		Gaz de France	30,439
3,630,000	*,e	GCL New Energy Holdings Ltd	157
358,700		GD Power Development Co Ltd	143
579,923		Genesis Energy Ltd	1,272
13,030		Global Water Resources, Inc	128
660,171		Glow Energy PCL (Foreign)	1,893
2,451,066		Guangdong Investments Ltd	4,733
268,710		Gujarat Gas Ltd	574
206,219		Gujarat State Petronet Ltd	568
242,700		Gulf Energy Development PCL	731
56,128		Hawaiian Electric Industries, Inc	2,288
485,118		Hera S.p.A.	1,756
2,425,052		HK Electric Investments & HK Electric Investments Ltd	2,478
1,387,700		Hokkaido Electric Power Co, Inc	7,988
123,200	*	Hokuriku Electric Power Co	967
267,324		Holding CO ADMIE IPTO S.A.	517
10,847,485		Hong Kong & China Gas Ltd	26,015
1,872,179		Hong Kong Electric Holdings Ltd	12,989
277,230	*	Huadian Energy Co Ltd	71
12,740,000		Huadian Power International Corp Ltd	5,249
303,900		Huadian Power International Corp Ltd (Class A)	197
38,800		Huaneng Power International, Inc	38
3,491,756		Huaneng Power International, Inc (Hong Kong)	2,029
3,992,000		Huaneng Renewables Corp Ltd	1,111
369,800		Hub Power Co Ltd	193
248,500		Hubei Energy Group Co Ltd	155
430,264	e,g	Hydro One Ltd	6,684
6,113,819		Iberdrola S.A.	53,678
159,491		Idacorp, Inc	15,876
118,246		Indraprastha Gas Ltd	521
481,800		Infraestructura Energetica ,NV SAB de C.V.	1,936
1,266,967		Infratil Ltd	3,599
149,128	e	Innergex Renewable Energy, Inc	1,571
1,906	*	Innogy SE	82
38,038	g	Innogy SE	1,759
1,027,900	*,†	Inter Far East Energy Corp	0	^
816,603		Interconexion Electrica S.A.	4,088
1,353,828		Inversiones Aguas Metropolitanas S.A.	2,069
2,730,519		Iride S.p.A.	6,971
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,962,390		Italgas S.p.A	$12,126
197,177		JSW Energy Ltd	206
122,669		Just Energy Income Fund	416
7,200		K&O Energy Group, Inc	99
1,926,868		Kansai Electric Power Co, Inc	28,416
45,473		Kenon Holdings Ltd	871
2,834,200		Keppel Infrastructure Trust	973
6,377		Korea District Heating Corp	343
737,799		Korea Electric Power Corp	19,405
150,459	*	Korea Gas Corp	5,986
207,500		Kot Addu Power Co Ltd	67
318,175		Kyushu Electric Power Co, Inc	3,758
43,000		Light S.A.	226
60,375		Mahanagar Gas Ltd	918
624,100		Malakoff Corp BHD	139
360,010		Manila Electric Co	2,609
671,400		Manila Water Co, Inc	295
658,652		MDU Resources Group, Inc	17,013
1,926,283		Meridian Energy Ltd	5,495
42,690		MGE Energy, Inc	2,902
18,254		Middlesex Water Co	1,022
471,033	e	Mighty River Power Ltd	1,251
116,874		National Fuel Gas Co	7,125
3,989,429		National Grid plc	44,284
180,062		New Jersey Resources Corp	8,965
1,414,345		NextEra Energy, Inc	273,421
19,700		Nippon Gas Co Ltd	546
706,485		NiSource, Inc	20,248
163,067		Northland Power Income Fund	2,880
55,519		Northwest Natural Holding Co	3,644
62,609		NorthWestern Corp	4,408
564,942		NRG Energy, Inc	23,999
3,475,882		NTPC Ltd	6,754
202,249		Oest Elektrizitatswirts AG. (Class A)	9,713
426,075		OGE Energy Corp	18,372
92,201		Okinawa Electric Power Co, Inc	1,570
23,000		Omega Geracao S.A.	115
186,687		ONE Gas, Inc	16,621
48,431		Ormat Technologies, Inc	2,671
189,540	g	Orsted AS	14,365
343,512		Osaka Gas Co Ltd	6,792
46,904		Otter Tail Corp	2,337
20,000	*	Pampa Energia S.A. (ADR)	551
2,290,000	*,e	Panda Green Energy Group Ltd	107
319,125		Pattern Energy Group, Inc	7,021
624,581		Pennon Group plc	6,051
682,791		Petronas Gas BHD	2,951
1,065,560	*,b	PG&E Corp	18,967
1,131,078		Pinnacle West Capital Corp	108,108
246,186		PNM Resources, Inc	11,654
698,197	*	Polska Grupa Energetyczna S.A.	1,809
268,721		Portland General Electric Co	13,930
1,985,360		Power Grid Corp of India Ltd	5,672
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
352,010		PPL Corp	$11,173
11,452,932		PT Perusahaan Gas Negara Persero Tbk	1,895
1,329,954		PTC India Ltd	1,408
65,593	*	Public Power Corp	114
321,705		Public Service Enterprise Group, Inc	19,112
25,122	*	Pure Cycle Corp	248
45,270	*	Qatar Electricity & Water Co	2,142
288,595		Red Electrica Corp S.A.	6,152
783,447		Redes Energeticas Nacionais S.A.	2,236
71,743		Reliance Energy Ltd	142
337,651	*	Reliance Power Ltd	55
21,600	*,e	RENOVA, Inc	192
9,499		RGC Resources, Inc	252
58,195		Rubis S.C.A	3,177
1,718,152		RWE AG.	46,136
14,136		Samchully Co Ltd	1,175
47,870	e,g	Scatec Solar ASA	493
680,834		Scottish & Southern Energy plc	10,534
129,300		SDIC Power Holdings Co Ltd	160
24,363		Sechilienne-Sidec	571
1,263,817		Sempra Energy	159,064
210,709		Severn Trent plc	5,427
199,800		Shenergy Co Ltd	167
184,100		Shenzhen Energy Group Co Ltd	178
133,000		Shikoku Electric Power Co, Inc	1,622
27,300		Shizuoka Gas Co Ltd	208
94,000		Sichuan Chuantou Energy Co Ltd	131
17,873,580	e	SIIC Environment Holdings Ltd	4,418
95,873		SJW Corp	5,919
128,000	*,†	Sound Global Ltd	0	^
115,423		South Jersey Industries, Inc	3,702
680,790		Southern Co	35,183
142,052		Southwest Gas Corp	11,685
16,048	e	Spark Energy, Inc	143
995,868		Spark Infrastructure Group	1,614
174,200		SPCG PCL	101
110,085		Spire, Inc	9,059
338,584		Suez Environnement S.A.	4,485
1,394,800	*	Super Energy Corp PCL (Foreign)	27
230,954		Superior Plus Corp	1,979
206,450		Taiwan Cogeneration Corp	177
1,229,080		Tata Power Co Ltd	1,309
609,803	*	Tauron Polska Energia S.A.	322
46,174		Telecom Plus plc	914
2,834,541		Tenaga Nasional BHD	8,806
200,431		Terna Energy S.A.	1,452
2,289,767		Terna Rete Elettrica Nazionale S.p.A.	14,533
89,058		TerraForm Power, Inc	1,224
315,600		Thai Tap Water Supply PCL	121
248,000		Tianjin Development Hldgs Ltd	89
61,675		Toho Gas Co Ltd	2,774
344,008		Tohoku Electric Power Co, Inc	4,392
1,940,316	*	Tokyo Electric Power Co, Inc	12,275
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
559,761		Tokyo Gas Co Ltd	$15,153
268,876		Torrent Power Ltd	998
1,133,000		Towngas China Co Ltd	891
373,072		TransAlta Corp	2,741
170,410	*,e	TransAlta Renewables, Inc	1,727
490,300		Transmissora Alianca de Energia Eletrica S.A.	3,106
416,970		UGI Corp	23,108
164,430		Uniper SE	4,960
694,969		United Utilities Group plc	7,381
17,223		Unitil Corp	933
84,674	e	Valener, Inc	1,657
603,035		Veolia Environnement	13,492
1,266,338		Vistra Energy Corp	32,963
114,350		WEC Energy Group, Inc	9,043
467,200		WHA Utilities and Power PCL	88
531,284		Xcel Energy, Inc	29,863
17,474		York Water Co	600
3,094,390		YTL Corp BHD	804
311,900		Zhejiang Zheneng Electric Power Co Ltd	226
322,184	*	Zorlu Enerji Elektrik Uretim AS	72
		TOTAL UTILITIES	3,271,152

		TOTAL COMMON STOCKS	113,780,337
		(Cost $104,604,755)

PURCHASED OPTIONS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
3,000,000		Chicago Board Options Exchange SPX Volatility Index	1,200
		TOTAL DIVERSIFIED FINANCIALS	1,200

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
3,000		Cigna Corp	0	^
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0	^

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,600,000		Intel Corp	2,704
500,000		QUALCOMM, Inc	1,420
2,000		Taiwan Semiconductor Manufacturing Co Ltd	4
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,128

SOFTWARE & SERVICES - 0.0%
1,000,000		Microsoft Corp	1,100
		TOTAL SOFTWARE & SERVICES	1,100

		TOTAL PURCHASED OPTIONS	6,428
		(Cost $7,525)

PREFERRED STOCKS - 0.0%

REAL ESTATE - 0.0%
8,497,223	*,†	Ayala Land, Inc	16
		TOTAL REAL ESTATE	16

		TOTAL PREFERRED STOCKS	16
		(Cost $20)
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
RIGHTS / WARRANTS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
24,621		Doosan Heavy Industries & Construction Co Ltd	$25
		TOTAL AUTOMOBILES & COMPONENTS	25

CAPITAL GOODS - 0.0%
79,135	†,e	Abengoa S.A. (B Shares)	0
134,026		Xinjiang Goldwind Science & Technology Co Ltd	53
		TOTAL CAPITAL GOODS	53

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
134,371	e	AF AB	274
230,631	†	Media General, Inc	0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	274

CONSUMER SERVICES - 0.0%
335,910	e	Promotora de Informaciones SA	26
		TOTAL CONSUMER SERVICES	26

MATERIALS - 0.0%
36,321	†	A Schulman, Inc	16
192,902	†	Pan American Silver Corp	103
410,559	†,e	Pan American Silver Corp	93
		TOTAL MATERIALS	212

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
55,620	†	Forest Laboratories, Inc CVR	53
17,790	†,e	Omthera Pharmaceuticals, Inc	11
20,027	e	Tobira Therapeutics, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	65

REAL ESTATE - 0.0%
310,070		Sunway BHD	23
66,478,080		U City PCL	21
		TOTAL REAL ESTATE	44

TELECOMMUNICATION SERVICES - 0.0%
4,872,734		Vodafone Idea Ltd	404
		TOTAL TELECOMMUNICATION SERVICES	404

TRANSPORTATION - 0.0%
147,032		BTS Group Holdings PCL	5
685,198	e	Ezion Holdings Ltd	0
		TOTAL TRANSPORTATION	5

UTILITIES - 0.0%
263,388		Keppel Infrastructure Trust	5
		TOTAL UTILITIES	5

		TOTAL RIGHTS / WARRANTS	1,113
		(Cost $1,143)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 0.0%
$25,250,000	Federal Home Loan Bank (FHLB)	2.250%	04/01/19	25,250
	TOTAL GOVERNMENT AGENCY DEBT			25,250
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
TREASURY DEBT - 0.8%
$116,700,000		United States Treasury Bill	2.383-2.386%	04/02/19	$116,692
64,050,000		United States Treasury Bill	2.371	04/09/19	64,016
158,900,000		United States Treasury Bill	2.372-2.394	04/11/19	158,795
110,800,000		United States Treasury Bill	2.372-2.427	04/16/19	110,690
23,525,000		United States Treasury Bill	2.394-2.396	04/18/19	23,498
9,900,000		United States Treasury Bill	2.416	04/23/19	9,885
93,700,000		United States Treasury Bill	2.395	04/30/19	93,520
194,000,000		United States Treasury Bill	2.398-2.399	05/07/19	193,536
101,720,000		United States Treasury Bill	2.420	05/21/19	101,393
36,300,000	j	United States Treasury Bill	0.000	05/28/19	36,165
		TOTAL TREASURY DEBT			908,190

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%

CERTIFICATE OF DEPOSIT - 0.3%
21,000,000		Australia & New Zealand Bank	2.882	01/17/20	21,042
44,000,000		Australia & New Zealand Bank	2.656	04/27/20	44,000
78,000,000		Credit Agricole	2.642	04/17/19	78,000
78,000,000		Lloyds Bank plc	2.649	09/26/19	78,000
69,000,000		Mizuho Bank Ltd	2.670	04/02/19	69,000
		TOTAL CERTIFICATE OF DEPOSIT			290,042

COMMERCIAL PAPER - 0.3%
70,000,000		Bedford Row Corp	2.644	04/15/19	70,000
78,000,000		Can Ast & Can Ltd Jt	0.000	05/01/19	77,814
68,000,000		Canadian Imperial Bank	2.699	10/01/19	68,000
46,000,000		National Bank of Canada	2.679	07/01/19	46,000
65,000,000		Natixis	0.000	05/01/19	64,860
66,000,000		Societe Generale	0.010	04/24/19	65,888
		TOTAL COMMERCIAL PAPER			392,562

REPURCHASE AGREEMENT - 1.1%
95,000,000	r	Calyon	2.600	04/01/19	95,000
150,000,000	s	Citigroup	2.560	04/01/19	150,000
125,000,000	t	Goldman Sachs	2.510	04/01/19	125,000
147,000,000	u	HSBC	2.580	04/01/19	147,000
142,000,000	v	JP Morgan	2.570	04/01/19	142,000
10,000,000	w	Merrill Lynch	2.550	04/01/19	10,000
183,872,000	x	Merrill Lynch	2.600	04/01/19	183,872
96,000,000	y	Morgan Stanley	2.570	04/01/19	96,000
164,000,000	z	Nomura	2.650	04/01/19	164,000
142,000,000	aa	Royal Bank of Scotland	2.550	04/01/19	142,000
15,000,000	bb	Societe Generale	2.770	04/01/19	15,000
		TOTAL REPURCHASE AGREEMENT			1,269,872

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,952,476

		TOTAL SHORT-TERM INVESTMENTS			2,885,916
		(Cost $2,885,903)

		TOTAL INVESTMENTS - 101.6%			116,676,774
		(Cost $107,501,951)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%			(1,867,769)
		NET ASSETS - 100.0%			$114,809,005
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Abbreviation(s):
ADR	American Depositary Receipt
CVR	Contingent Value Right
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
OTC	Over The Counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,900,106,736.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities was $700,554,363 or 0.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
j	Zero coupon
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Calyon, 2.60% dated 3/29/19 to be repurchased at $95,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $96,900,000.
s	Agreement with Citigroup, 2.56% dated 3/29/19 to be repurchased at $150,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $153,002,000.
t	Agreement with Goldman Sachs, 2.51% dated 3/29/19 to be repurchased at $125,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $127,500,000.
u	Agreement with HSBC, 2.58% dated 3/29/19 to be repurchased at $147,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $149,940,000.
v	Agreement with JP Morgan, 2.57% dated 3/29/19 to be repurchased at $142,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $144,840,000.
w	Agreement with Merrill Lynch, 2.55% dated 3/29/19 to be repurchased at $10,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $10,200,000.
x	Agreement with Merrill Lynch, 2.60% dated 3/29/19 to be repurchased at $183,872,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $187,549,000.
y	Agreement with Morgan Stanley, 2.57% dated 3/29/19 to be repurchased at $96,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $97,920,000.
z	Agreement with Nomura, 2.65% dated 3/29/19 to be repurchased at $164,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $167,280,000.
aa	Agreement with Royal Bank of Scotland, 2.55% dated 3/29/19 to be repurchased at $142,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $144,840,000.
bb	Agreement with Societe Generale, 2.77% dated 3/29/19 to be repurchased at $15,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $15,300,000.

Cost amounts are in thousands.

183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Futures contracts outstanding as of March 31, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	348	06/21/19	$26,774	$26,862	$88
S&P 500 E Mini Index	2,202	06/21/19	306,069	312,442	6,373
S&P Mid-Cap 400 E Mini Index	201	06/21/19	37,880	38,210	330
Total	2,751		$370,723	$377,514	$6,791

Purchased options outstanding as of March 31, 2019 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Chicago Board Options Exchange SPX Volatility Index, Call	30,000	$2,356	$20.00	04/17/19	$1,200
Cigna Corp, Call	30	28	230.00	04/18/19	0	^
Intel Corp, Call	16,000	3,014	52.50	04/18/19	2,704
Microsoft Corp, Call	10,000	1,606	119.00	04/12/19	1,100
QUALCOMM, Inc, Call	5,000	518	55.00	04/18/19	1,420
Taiwan Semiconductor Manufacturing Co Ltd, Call	20	3	42.00	10/18/19	4
Total	61,050	$7,525			$6,428
^	Amount represents less than $1,000.

Written options outstanding as of March 31, 2019 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Put	30	$(2)	$75.00	04/26/19	$(2)
Activision Blizzard, Inc, Put	40	(1)	38.00	04/05/19	(0)^
Align Technology, Inc, Call	20	(34)	300.00	07/19/19	(36)
Apple, Inc, Call	25	(17)	195.00	07/19/19	(19)
Apple, Inc, Put	25	(8)	170.00	07/19/19	(7)
Chicago Board Options Exchange SPX Volatility Index, Call	30,000	(678)	30.00	04/17/19	(450)
Ciena Corp, Put	50	(1)	36.00	04/05/19	(1)
Cigna Corp, Call	30	(17)	240.00	04/18/19	(0)^
Cigna Corp, Call	30	(11)	250.00	04/18/19	(0)^
Kroger Co, Put	50	(1)	22.50	04/12/19	(0)^
Lowe’s Cos, Inc, Call	50	(7)	120.00	06/21/19	(5)
Microsoft Corp, Call	10,000	(270)	124.00	04/12/19	(90)
Microsoft Corp, Put	5,000	(156)	109.00	04/12/19	(85)
Microsoft Corp, Put	5,000	(204)	110.00	04/12/19	(75)
QUALCOMM, Inc, Call	5,000	(115)	60.00	04/18/19	(225)
Taiwan Semiconductor Manufacturing Co Ltd, Call	20	(0)^	49.00	10/18/19	(1)
Taiwan Semiconductor Manufacturing Co Ltd, Put	20	(2)	34.00	10/18/19	(2)
Teradata Corp, Put	30	(2)	40.00	05/17/19	(2)
Total	55,420	$(1,526)			$(1,000)
^ Amount represents less than $1,000.
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Forward foreign currency contracts outstanding as of March 31, 2019 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$2,012	SEK	17,800	Bank of America	04/09/19	$97
EUR	3,500		$4,034	Bank of America	04/09/19	(105)
Total						$(8)
	$7,038	CAD	9,300	Morgan Stanley	04/09/19	$77
	$7,036	GBP	5,500	Morgan Stanley	04/09/19	(131)
	$1,250	SEK	11,300	Morgan Stanley	04/09/19	33
JPY	137,000		$1,256	Morgan Stanley	04/09/19	(19)
Total						$(40)
Total						$(48)

Abbreviation(s):
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

March 31, 2019

Country	Value (000)	% of total portfolio
DOMESTIC

UNITED STATES	$81,382,998	69.8%
TOTAL DOMESTIC	81,382,998	69.8
FOREIGN

ARGENTINA	5,173	0.0
AUSTRALIA	1,629,084	1.4
AUSTRIA	177,118	0.2
BELGIUM	173,960	0.1
BERMUDA	49,663	0.0
BRAZIL	704,560	0.6
CANADA	2,227,367	1.9
CAYMAN ISLANDS	592	0.0
CHILE	98,726	0.1
CHINA	2,828,963	2.4
COLOMBIA	33,942	0.0
COTE D’IVOIRE	1,540	0.0
CYPRUS	63	0.0
CZECH REPUBLIC	33,797	0.0
DENMARK	396,258	0.3
EGYPT	15,389	0.0
FAROE ISLANDS	1,815	0.0
FINLAND	260,789	0.2
FRANCE	2,486,574	2.1
GEORGIA	1,622	0.0
GERMANY	1,590,919	1.4
GHANA	5,836	0.0
GREECE	23,675	0.0
HONG KONG	850,937	0.7
HUNGARY	30,249	0.0
INDIA	926,493	0.8
INDONESIA	172,596	0.1
IRELAND	302,618	0.3
ISRAEL	205,856	0.2
ITALY	634,734	0.5
JAPAN	5,814,372	5.0
JERSEY, C.I.	568	0.0
JORDAN	18,746	0.0
KAZAKHSTAN	21,566	0.0
KENYA	9,695	0.0
KOREA, REPUBLIC OF	1,136,457	1.0
LIECHTENSTEIN	1,118	0.0
LUXEMBOURG	44,568	0.0
MACAU	53,589	0.0
MALAYSIA	185,395	0.2
MALTA	6,675	0.0
MEXICO	198,258	0.2
MONACO	6,008	0.0
MONGOLIA	1,815	0.0
MYANMAR	201	0.0
NETHERLANDS	1,423,201	1.2
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Country	Value (000)	% of total portfolio
NEW ZEALAND	$72,644	0.1%
NORWAY	231,206	0.2
PAKISTAN	11,223	0.0
PANAMA	6,122	0.0
PERU	40,616	0.0
PHILIPPINES	116,526	0.1
POLAND	80,900	0.1
PORTUGAL	48,166	0.0
PUERTO RICO	51,705	0.0
QATAR	62,202	0.1
ROMANIA	6,666	0.0
RUSSIA	297,569	0.3
SINGAPORE	265,118	0.2
SLOVENIA	8,116	0.0
SOUTH AFRICA	528,963	0.5
SPAIN	585,288	0.5
SWEDEN	546,272	0.5
SWITZERLAND	2,031,134	1.7
TAIWAN	1,077,642	0.9
TANZANIA, UNITED REPUBLIC OF	295	0.0
THAILAND	196,552	0.3
TURKEY	62,454	0.1
UKRAINE	12,541	0.0
UNITED ARAB EMIRATES	60,678	0.1
UNITED KINGDOM	4,010,196	3.5
URUGUAY	60,431	0.1
ZAMBIA	29,411	0.0
TOTAL FOREIGN	35,293,776	30.2

TOTAL PORTFOLIO	$116,676,774	100.0%
187

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 98.2%

ARGENTINA - 0.0%
20		Grupo Financiero Galicia S.A. (ADR) (Class B)	$0	^
280,542	*	Loma Negra Cia Industrial Argentina S.A. (ADR)	3,072
1,010	*	MercadoLibre, Inc	513
		TOTAL ARGENTINA	3,585

AUSTRALIA - 1.8%
1,105,855	*,e	Afterpay Touch Group Ltd	16,579
76,696		AGL Energy Ltd	1,185
121,546		Alumina Ltd	209
55,713	e	Amcor Ltd	610
394,366		AMP Ltd	589
151,824		APA Group (ASE)	1,078
27,680		Aristocrat Leisure Ltd	483
81,398		AusNet Services	103
1,604,772		Australia & New Zealand Banking Group Ltd	29,679
40,486		Australian Stock Exchange Ltd	2,011
681,005	*	AZ BGP Holdings	2
19,623	e	Bank of Queensland Ltd	127
22,753		Bendigo Bank Ltd	157
3,512,966		BHP Billiton Ltd	96,021
366,139		BHP Group plc	8,834
26,263		BlueScope Steel Ltd	261
56,729		Boral Ltd	185
77,636		Brambles Ltd	649
12,859		Caltex Australia Ltd	239
87,216		Challenger Financial Services Group Ltd	514
4,535		CIMIC Group Ltd	156
24,201		Coca-Cola Amatil Ltd	149
4,743		Cochlear Ltd	585
106,069	*	Coles Group Ltd	892
85,257		Commonwealth Bank of Australia	4,279
22,668		Computershare Ltd	275
18,188		Crown Resorts Ltd	149
77,529		CSL Ltd	10,757
101,278	e	Dexus Property Group	917
2,823	e	Domino’s Pizza Enterprises Ltd	87
2,695		Flight Centre Travel Group Ltd	80
9,529,213		Fortescue Metals Group Ltd	48,229
157,784		GPT Group (ASE)	696
28,640	e	Harvey Norman Holdings Ltd	82
521,900		IDP Education Ltd	5,410
80,333		Incitec Pivot Ltd	178
150,000		Ingenia Communities Group	322
316,355		Insurance Australia Group Ltd	1,727
67,252		Lend Lease Corp Ltd	592
188

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
194,730		Macquarie Goodman Group	$1,847
40,774		Macquarie Group Ltd	3,755
133,064		Medibank Pvt Ltd	261
324,409		Mirvac Group	634
268,000	*	MMG Ltd	109
131,866		National Australia Bank Ltd	2,369
37,085		Newcrest Mining Ltd	672
65,536		Oil Search Ltd	365
18,598		Orica Ltd	233
84,618		Origin Energy Ltd	433
4,170	e	Perpetual Trustees Australia Ltd	115
92,965		Qantas Airways Ltd	374
165,471		QBE Insurance Group Ltd	1,448
96,132		QR National Ltd	311
11,560	e	Ramsay Health Care Ltd	529
2,582		REA Group Ltd	137
37,918		Rio Tinto Ltd	2,641
1,418,607		Rio Tinto plc	82,454
83,620		Santos Ltd	405
4,321,572		Scentre Group	12,615
16,055		Seek Ltd	200
65,319		Sonic Healthcare Ltd	1,140
245,666		South32 Ltd	652
347,858		Stockland Trust Group	951
163,592		Suncorp-Metway Ltd	1,602
54,145		Sydney Airport	286
92,456		Tabcorp Holdings Ltd	303
564,801		Telstra Corp Ltd	1,332
18,310		TPG Telecom Ltd	90
221,666		Transurban Group (ASE)	2,079
34,375		Treasury Wine Estates Ltd	365
264,699		Vicinity Centres	489
201,772	*	Virgin Australia Holdings Ltd	27
5,296		Washington H Soul Pattinson & Co Ltd	99
98,819		Wesfarmers Ltd	2,433
165,657		Westpac Banking Corp	3,054
83,052		Woodside Petroleum Ltd	2,039
111,159		Woolworths Ltd	2,400
14,780		WorleyParsons Ltd	148
		TOTAL AUSTRALIA	366,473

AUSTRIA - 0.0%
3,748	*,e	Andritz AG.	161
201,581	*	Erste Bank der Oesterreichischen Sparkassen AG.	7,409
8,989		Oest Elektrizitatswirts AG. (Class A)	432
7,085		OMV AG.	385
7,376		Raiffeisen International Bank Holding AG.	165
5,472		Voestalpine AG.	166
		TOTAL AUSTRIA	8,718

BELGIUM - 0.1%
8,762		Ageas	423
113,666		Anheuser-Busch InBev S.A.	9,541
189

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,899		Befimmo SCA Sicafi	$171
2,319		Cofinimmo	308
2,899		Colruyt S.A.	214
3,952		Groupe Bruxelles Lambert S.A.	384
11,932		KBC Groep NV	834
7,741		Proximus plc	224
3,666		Solvay S.A.	397
2,682		Telenet Group Holding NV	129
6,090		UCB S.A.	523
10,088	e	Umicore S.A.	449
1,197		Warehouses De Pauw SCA	192
		TOTAL BELGIUM	13,789

BERMUDA - 0.0%
942		RenaissanceRe Holdings Ltd	135
155,247	*	Third Point Reinsurance Ltd	1,612
		TOTAL BERMUDA	1,747

BRAZIL - 1.4%
493,400		AMBEV S.A.	2,121
39,100		Atacadao Distribuicao Comercio e Industria Ltd	201
5,778,000	*	B2W Companhia Global Do Varejo	62,305
216,300		B3 S.A.-Brasil Bolsa Balcao	1,774
103,100		Banco Bradesco S.A.	997
590,235		Banco Bradesco S.A. (Preference)	6,473
403,032		Banco do Brasil S.A.	5,015
2,712,949		Banco Itau Holding Financeira S.A.	23,857
41,200		Banco Santander Brasil S.A.	463
71,800		BB Seguridade Participacoes S.A.	486
90,000		BR Malls Participacoes S.A.	289
18,600		Braskem S.A.	242
56,300	*	BRF S.A.	326
22,800	*	Centrais Eletricas Brasileiras S.A.	214
23,900	*	Centrais Eletricas Brasileiras S.A. (Preference)	231
2,125,200		Cia Brasileira de Distribuicao Grupo Pao de Acucar	49,643
415,500	e	Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	9,673
126,900		Cia de Concessoes Rodoviarias	380
35,600		Cia de Saneamento Basico do Estado de Sao Paulo	382
95,500		Cia Energetica de Minas Gerais	339
66,500	*	Cia Siderurgica Nacional S.A.	276
132,800		Cielo S.A.	322
21,700		Cosan SA Industria e Comercio	236
68,200		Empresa Brasileira de Aeronautica S.A.	321
21,550		Engie Brasil Energia S.A.	235
17,900		Equatorial Energia S.A.	366
2,111,956	e	Gerdau S.A. (ADR)	8,194
108,600		Gerdau S.A. (Preference)	420
41,200		Hypermarcas S.A.	272
1,153,540		Investimentos Itau S.A. - PR	3,529
12,200		IRB Brasil Resseguros S	284
97,300		JBS S.A.	396
71,400		Klabin S.A.	311
190

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
146,100		Kroton Educacional S.A.	$395
1,692,000		Localiza Rent A Car	14,287
6,651,098		Lojas Americanas S.A.(Preference)	28,488
74,800		Lojas Renner S.A.	837
9,900		M Dias Branco S.A.	110
303,000		Magazine Luiza S.A.	13,376
28,900		Multiplan Empreendimentos Imobiliarios S.A.	173
18,600		Natura Cosmeticos S.A.	216
731,850	*,e	Pagseguro Digital Ltd	21,846
37,300		Petrobras Distribuidora S.A.	220
810,500		Petroleo Brasileiro S.A.	6,448
1,062,700		Petroleo Brasileiro S.A. (Preference)	7,616
9,600		Porto Seguro S.A.	132
23,800		Raia Drogasil S.A.	397
115,300	*	Rumo S.A.	564
20,400		Sul America SA	155
56,780	*	Suzano Papel e Celulose S.A.	675
45,900		Telefonica Brasil S.A.	557
86,500		Tim Participacoes S.A.	260
41,400		Ultrapar Participacoes S.A.	497
833,800		Vale S.A.	10,846
84,960		Weg S.A.	391
		TOTAL BRAZIL	289,059

CANADA - 2.2%
40,988		Agnico-Eagle Mines Ltd	1,782
657,600		Alimentation Couche Tard, Inc	38,737
13,058	e	AltaGas Ltd	172
290,252	e	ARC Resources Ltd	1,981
3,398		Atco Ltd	114
33,517	*,e	Aurora Cannabis, Inc	303
354,034		Bank of Montreal	26,490
172,739	e	Bank of Nova Scotia	9,196
1,082,951		Barrick Gold Corp (Canada)	14,846
20,808		BCE, Inc	924
24,688	*	Blackberry Ltd (New)	249
11,596		Boardwalk REIT	354
101,599	*	Bombardier, Inc	195
101,647		Brookfield Asset Management, Inc	4,736
27,908		CAE, Inc	618
37,989		Cameco Corp (Toronto)	448
4,638		Canadian Apartment Properties REIT	178
55,856		Canadian Imperial Bank of Commerce	4,414
75,116		Canadian National Railway Co	6,724
256,742		Canadian Natural Resources Ltd (Canada)	7,049
237,671		Canadian Pacific Railway Ltd (Toronto)	48,969
5,885		Canadian Tire Corp Ltd	634
6,414		Canadian Utilities Ltd	175
9,908	*,e	Canopy Growth Corp	429
7,222		CCL Industries	292
1,189,858		Cenovus Energy, Inc (Toronto)	10,328
131,412	*	CGI, Inc	9,034
6,077		Choice Properties REIT	64
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
11,556		CI Financial Corp	$158
975		Constellation Software, Inc	826
8,783	*	Cronos Group, Inc	161
263,009	*	Descartes Systems Group, Inc	9,561
661,512		Dollarama, Inc	17,647
2,736		Emera, Inc	102
8,173		Empire Co Ltd	177
139,141		Enbridge, Inc (Toronto)	5,039
105,368		EnCana Corp	763
2,796,456		Entertainment One Ltd	16,288
4,295		Fairfax Financial Holdings Ltd	1,989
8,213		Finning International, Inc	146
13,663		First Capital Realty, Inc	219
30,949		Fortis, Inc	1,144
17,869		Franco-Nevada Corp	1,340
8,347		George Weston Ltd	600
21,833		Gildan Activewear, Inc	785
79,000		Goldcorp, Inc	904
27,941		Great-West Lifeco, Inc	677
24,182		H&R Real Estate Investment Trust	424
17,335		Husky Energy, Inc	172
15,569	e,g	Hydro One Ltd	242
5,314		iA Financial Corp, Inc	196
3,731		IGM Financial, Inc	96
26,683		Imperial Oil Ltd	728
68,395		Intact Financial Corp	5,788
34,993	e	Inter Pipeline Ltd	579
22,156	e	Keyera Corp	522
139,000	*	Kinaxis, Inc	8,110
60,679	*	Kinross Gold Corp	209
20,872		Loblaw Cos Ltd	1,030
39,034		Magna International, Inc	1,901
503,583		Manulife Financial Corp (Toronto)	8,516
8,950		Methanex Corp	508
29,231		Metro, Inc	1,076
31,197	e	National Bank of Canada	1,408
222,867		Nutrien Ltd (Toronto)	11,754
10,124		Onex Corp	571
27,669		Open Text Corp	1,062
40,788		Pembina Pipeline Income Fund	1,498
62,048		Power Corp Of Canada	1,447
45,229		Power Financial Corp	1,057
10,398	e	PrairieSky Royalty Ltd	140
220,617		Recipe Unlimited Corp	4,190
233,372	e	Restaurant Brands International, Inc	15,195
16,273		Restaurant Brands International, Inc (Toronto)	1,059
53,712		RioCan Real Estate Investment Trust	1,064
33,814		Rogers Communications, Inc (Class B)	1,819
226,388		Royal Bank of Canada	17,080
24,295		Saputo, Inc	828
12,633	*	Seven Generations Energy Ltd	91
42,959		Shaw Communications, Inc (B Shares)	894
83,428	*	Shopify, Inc (Class A) (Toronto)	17,222
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
15,015		Smart Real Estate Investment Trust	$393
17,295		SNC-Lavalin Group, Inc	439
365,626	*,e,g	Spin Master Corp	10,233
8,731	*	Stars Group, Inc	153
93,127		Sun Life Financial, Inc	3,578
902,729		Suncor Energy, Inc	29,257
51,255		Teck Cominco Ltd	1,186
20,068		TELUS Corp	743
24,601		Thomson Reuters Corp	1,456
447,405		Toronto-Dominion Bank	24,279
12,225		Tourmaline Oil Corp	189
224,825	e	TransCanada Corp	10,098
6,761	e	Vermilion Energy, Inc	167
8,325		West Fraser Timber Co Ltd	405
37,732		Wheaton Precious Metals Corp	898
5,052		WSP Global, Inc	276
		TOTAL CANADA	440,187

CHILE - 0.1%
277,494		Aguas Andinas S.A.	158
156,451		Antofagasta plc	1,968
2,572,163		Banco de Chile	379
4,317	*	Banco de Credito e Inversiones	276
16,484,880		Banco Santander Chile S.A.	1,240
143,397		Centros Comerciales Sudamericanos S.A.	248
15,257		Cia Cervecerias Unidas S.A.	218
796,183		Colbun S.A.	180
9,005,624		Corpbanca S.A.	79
38,370		Embotelladora Andina S.A.	140
15,178		Empresa Nacional de Telecomunicaciones S.A.	158
311,997		Empresas CMPC S.A.	1,100
121,400		Empresas COPEC S.A.	1,541
3,127,094		Enersis Chile S.A.	328
7,876,802		Enersis S.A.	1,400
29,904		Lan Airlines S.A.	318
31,874		Lundin Mining Corp	148
200,874		SACI Falabella	1,494
28,472		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,094
		TOTAL CHILE	12,467

CHINA - 3.8%
175,500	e,g	3SBio, Inc	345
2,600	*	51job, Inc (ADR)	202
10,100	*	58.COM, Inc (ADR)	663
192,000		AAC Technologies Holdings, Inc	1,139
170,000		Agile Property Holdings Ltd	276
7,479,000		Agricultural Bank of China	3,457
82,100		Agricultural Bank of China Ltd	46
2,500		Air China Ltd	4
196,000		Air China Ltd (H shares)	241
5,200		Aisino Corp	22
909,516	*	Alibaba Group Holding Ltd (ADR)	165,941
384,000	*,e	Alibaba Health Information Technology Ltd	445
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
470,000	*	Aluminum Corp of China Ltd	$174
150,000	e	Angang New Steel Co Ltd	110
9,100		Angang Steel Co Ltd	8
133,000		Anhui Conch Cement Co Ltd	814
7,500		Anhui Conch Cement Co Ltd (Class A)	43
390,700		Anhui Kouzi Distillery Co Ltd	3,167
114,000		Anta Sports Products Ltd	777
7,300		Anxin Trust Co Ltd	8
14,300	*,e	Autohome, Inc (ADR)	1,503
5,000		AVIC Aircraft Co Ltd	13
245,000		AviChina Industry & Technology Co	157
198,500	g	BAIC Motor Corp Ltd	130
73,000	*	Baidu, Inc (ADR)	12,034
13,000		Bank of Beijing Co Ltd	12
28,500		Bank of China Ltd	16
21,241,000		Bank of China Ltd (Hong Kong)	9,653
42,300		Bank of Communications Co Ltd	39
2,433,000		Bank of Communications Co Ltd (Hong Kong)	1,996
6,800		Bank of Jiangsu Co Ltd	7
12,500		Bank of Nanjing Co Ltd	15
7,200		Bank of Ningbo Co Ltd	23
13,140		Bank of Shanghai Co Ltd	23
37,100		Baoshan Iron & Steel Co Ltd	40
4,188	*,e	Baozun, Inc (ADR)	174
266,000		BBMG Corp	98
12,500		BBMG Corp	8
1,500	*,e	BeiGene Ltd (ADR)	198
200,000		Beijing Capital International Airport Co Ltd	190
55,500		Beijing Enterprises Holdings Ltd	315
614,000		Beijing Enterprises Water Group Ltd	380
10,900		Beijing Tongrentang Co Ltd	49
59,000		BOE Technology Group Co Ltd	34
784,000	e	Brilliance China Automotive Holdings Ltd	779
2,700		BYD Co Ltd	21
68,000	e	BYD Co Ltd (H shares)	411
74,000	e	BYD Electronic International Co Ltd	96
106,000	*,e	CAR, Inc	92
1,215,000	g	CGN Power Co Ltd	339
261,000		China Agri-Industries Holdings Ltd	89
9,579,000	*,†,e	China Animal Healthcare Ltd	12
998,000		China Cinda Asset Management Co Ltd	278
2,483,000		China Citic Bank	1,583
384,000		China Coal Energy Co	159
483,000		China Communications Construction Co Ltd (Hong Kong)	501
266,000		China Communications Services Corp Ltd	238
174,000		China Conch Venture Holdings Ltd	623
23,452,000		China Construction Bank	20,130
15,700		China Construction Bank Corp	16
310,000	*,e	China COSCO Holdings Co Ltd	129
9,700		China Eastern Airlines Corp Ltd	10
148,000		China Eastern Airlines Corp Ltd (H Shares)	105
30,100		China Everbright Bank Co Ltd	18
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
297,000		China Everbright Bank Co Ltd (Hong Kong)	$141
10,426,392		China Everbright International Ltd	10,620
108,000		China Everbright Ltd	214
275,000	e	China Evergrande Group	916
3,841		China Fortune Land Development Co Ltd	18
392,000	e	China Galaxy Securities Co Ltd	258
7,400		China Gezhouba Group Co Ltd	8
6,843		China Grand Automotive Services Co Ltd	5
240,000		China Hongqiao Group Ltd	181
1,080,000	g	China Huarong Asset Management Co Ltd	230
172,200		China Insurance International Holdings Co Ltd	515
117,200	e,g	China International Capital Corp Ltd	272
3,900		China International Travel Service Corp Ltd	41
2,014,000		China Life Insurance Co Ltd	5,430
30,200	*,e,g	China Literature Ltd	142
355,000		China Longyuan Power Group Corp	247
179,000		China Medical System Holdings Ltd	174
291,000	*	China Mengniu Dairy Co Ltd	1,083
417,000		China Merchants Bank Co Ltd	2,031
31,800		China Merchants Bank Co Ltd (Class A)	160
150,000		China Merchants Holdings International Co Ltd	320
5,200		China Merchants Securities Co Ltd	14
9,400		China Merchants Shekou Industrial Zone Holdings Co Ltd	32
39,200		China Minsheng Banking Corp Ltd	37
1,845,900		China Minsheng Banking Corp Ltd (Hong Kong)	1,342
1,634,000		China Mobile Hong Kong Ltd	16,674
441,000	e	China Molybdenum Co Ltd	185
20,300		China Molybdenum Co Ltd (Class A)	14
410,000		China National Building Material Co Ltd	324
12,600		China National Nuclear Power Co Ltd	11
6,000		China Northern Rare Earth Group High-Tech Co Ltd	10
234,000		China Oilfield Services Ltd	253
134,000		China Oriental Group Co Ltd	84
1,062,200		China Overseas Land & Investment Ltd	4,042
10,700		China Pacific Insurance Group Co Ltd	54
718,600		China Pacific Insurance Group Co Ltd (Hong Kong)	2,824
570,000		China Power International Development Ltd	146
227,500		China Railway Construction Corp	299
19,013		China Railway Construction Corp Ltd	33
417,000		China Railway Group Ltd	381
166,000	g	China Railway Signal & Communication Corp Ltd	131
728,000		China Reinsurance Group Corp	154
154,000		China Resources Beer Holdings Company Ltd	650
98,000		China Resources Gas Group Ltd	463
947,836		China Resources Land Ltd	4,259
194,000	g	China Resources Pharmaceutical Group Ltd	274
218,000		China Resources Power Holdings Co	328
8,400		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	36
22,300		China Shenhua Energy Co Ltd	65
982,000		China Shenhua Energy Co Ltd (Hong Kong)	2,241
29,900		China Shipbuilding Industry Co Ltd	26
180,000		China Shipping Development Co Ltd	103
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
196,000		China Southern Airlines Co Ltd	$175
5,400		China Southern Airlines Co Ltd (Class A)	7
65,020		China State Construction Engineering Corp Ltd	59
216,000		China State Construction International Holdings Ltd	203
3,940,000		China Telecom Corp Ltd	2,192
4,212,000	*,g	China Tower Corp Ltd	978
274,000		China Travel International Inv HK	70
1,662,000		China Unicom Ltd	2,116
53,100		China United Network Communications Ltd	54
137,100	e	China Vanke Co Ltd	577
15,200		China Vanke Co Ltd (Class A)	69
22,700		China Yangtze Power Co Ltd	57
190,800		China Zhongwang Holdings Ltd	104
289,000		Chongqing Rural Commercial Bank	167
372,000		CIFI Holdings Group Co Ltd	283
612,000		Citic Pacific Ltd	915
251,000	e	CITIC Securities Co Ltd	586
20,200		CITIC Securities Co Ltd (Class A)	74
4,802,000		CNOOC Ltd	8,945
202,160		COSCO Pacific Ltd	219
800,000		Country Garden Holdings Co Ltd	1,253
137,000	*	Country Garden Services Holdings Co Ltd	256
468,000		CRRC Corp Ltd	441
35,700		CRRC Corp Ltd (Class A)	48
1,236,000		CSPC Pharmaceutical Group Ltd	2,303
221,100	*	Ctrip.com International Ltd (ADR)	9,660
234,000	g	Dali Foods Group Co Ltd	175
27,000		Daqin Railway Co Ltd	33
396,000		Datang International Power Generation Co Ltd	106
5,900		Dong-E-E-Jiao Co Ltd	42
282,000		Dongfeng Motor Group Co Ltd	283
84,200		ENN Energy Holdings Ltd	815
4,800		Everbright Securities Co Ltd	9
3,300		Fangda Carbon New Material Co Ltd	11
241,000		Far East Horizon Ltd	255
17,000		Focus Media Information Technology Co Ltd	16
4,100		Foshan Haitian Flavouring & Food Co Ltd	53
272,000		Fosun International	462
10,900		Founder Securities Co Ltd	12
556,000		Franshion Properties China Ltd	364
192,000	*	Future Land Development Holdings Ltd	238
2,600		Future Land Holdings Co Ltd	17
56,000	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	188
19,400	*,e	GDS Holdings Ltd (ADR)	692
1,295,000		Geely Automobile Holdings Ltd	2,485
4,000		Gemdale Corp	8
102,000	*	Genscript Biotech Corp	193
171,800		GF Securities Co Ltd	247
8,500		GF Securities Co Ltd (Class A)	20
1,263,000	*,e	GOME Electrical Appliances Holdings Ltd	118
330,500	e	Great Wall Motor Co Ltd	249
5,600		Gree Electric Appliances, Inc of Zhuhai	39
13,000		Greenland Holdings Corp Ltd	15
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
96,000		Greentown China Holdings Ltd	$96
118,000		Greentown Service Group Co Ltd	105
324,000		Guangdong Investments Ltd	626
90,500		Guanghui Energy Co Ltd	59
314,000		Guangzhou Automobile Group Co Ltd	372
6,600		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	38
105,000		Guangzhou R&F Properties Co Ltd	228
11,400		Guotai Junan Securities Co Ltd	34
75,800	g	Guotai Junan Securities Co Ltd (Hong Kong)	169
73,000		Haitian International Holdings Ltd	166
7,863,892		Haitong Securities Co Ltd	10,200
13,300		Haitong Securities Co Ltd (Class A)	28
15,600		Hangzhou Hikvision Digital Technology Co Ltd	81
230		Hangzhou Robam Appliances Co Ltd	1
3,100		Henan Shuanghui Investment & Development Co Ltd	12
192,500		Hengan International Group Co Ltd	1,688
5,200		Hengli Petrochemical Co Ltd	14
2,408,000	*,e	HengTen Networks Group Ltd	73
3,200		Hengtong Optic-electric Co Ltd	10
16,900		Hesteel Co Ltd	9
50,000	g	Hua Hong Semiconductor Ltd	118
230,000		Huadian Power International Corp Ltd	95
6,700		Huadong Medicine Co Ltd	32
494,000		Huaneng Power International, Inc (Hong Kong)	287
562,000		Huaneng Renewables Corp Ltd	156
187,000	*,g	Huatai Securities Co Ltd	375
13,600		Huatai Securities Co Ltd (Class A)	45
7,600		Huaxia Bank Co Ltd	9
13,900		Huazhu Group Ltd (ADR)	586
1,700		Hundsun Technologies, Inc	22
6,100	*	Hutchison China MediTech Ltd (ADR)	187
344,100	*,e	HUYA, Inc (ADR)	9,680
5,400		Iflytek Co Ltd	29
15,940,000		Industrial & Commercial Bank of China	11,706
75,800		Industrial & Commercial Bank of China Ltd	63
27,600		Industrial Bank Co Ltd	75
86,800		Inner Mongolia BaoTou Steel Union Co Ltd	24
12,000		Inner Mongolia Yili Industrial Group Co Ltd	52
175,700		Inner Mongolia Yitai Coal Co	216
13,300	*,e	IQIYI Inc (ADR)	318
181,100	*	JD.com, Inc (ADR)	5,460
160,000		Jiangsu Express	226
10,560		Jiangsu Hengrui Medicine Co Ltd	103
2,600		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	50
160,000		Jiangxi Copper Co Ltd	213
5,558		Jiangxi Copper Co Ltd (Class A)	13
3,700		Jiangxi Ganfeng Lithium Co Ltd	15
113,096		Jiayuan International Group Ltd	60
14,400		Jointown Pharmaceutical Group Co Ltd	34
226,000	*,e	Kaisa Group Holdings Ltd	103
7,700		Kangmei Pharmaceutical Co Ltd	12
73,500		Kingboard Chemical Holdings Ltd	261
252,000	e	Kingdee International Software Group Co Ltd	293
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
96,000		Kingsoft Corp Ltd	$245
2,000		Kweichow Moutai Co Ltd	254
137,564	*	KWG Property Holding Ltd	166
40,900	g	Legend Holdings Corp	109
756,000		Lenovo Group Ltd	682
150,000		Logan Property Holdings Co Ltd	249
158,500		Longfor Properties Co Ltd	559
3,200		LONGi Green Energy Technology Co Ltd	12
9,770		Luxshare Precision Industry Co Ltd	36
169,000	e,g	Luye Pharma Group Ltd	148
2,400		Luzhou Laojiao Co Ltd	24
234,000		Maanshan Iron & Steel Co Ltd	115
9,712		Maanshan Iron & Steel Co Ltd (Class A)	6
13,000		Meinian Onehealth Healthcare Holdings Co Ltd	36
181,500	*,e,g	Meitu, Inc	86
36,100	*	Meituan Dianping (Class B)	244
10,300		Metallurgical Corp of China Ltd	5
350,000		Metallurgical Corp of China Ltd (Hong Kong)	104
9,400		Midea Group Co Ltd	68
34,000	e	Minth Group Ltd	107
32,700	*	Momo, Inc (ADR)	1,250
2,100		Muyuan Foodstuff Co Ltd	20
10,800		NARI Technology Co Ltd	34
20,600		Netease.com (ADR)	4,974
4,300		New China Life Insurance Co Ltd	34
90,600		New China Life insurance Co Ltd (Hong Kong)	463
36,800	*	New Oriental Education & Technology Group (ADR)	3,315
3,100	*,e	Noah Holdings Ltd (ADR)	150
44,900		Offshore Oil Engineering Co Ltd	43
3,100		O-film Tech Co Ltd	7
7,200		Orient Securities Co Ltd	13
877,000		People’s Insurance Co Group of China Ltd	376
1,848,000		PICC Property & Casualty Co Ltd	2,104
20,172	*	Pinduoduo, Inc (ADR)	500
28,900		Ping An Bank Co Ltd	55
8,633,500		Ping An Insurance Group Co of China Ltd	97,198
17,200		Ping An Insurance Group Co of China Ltd (Class A)	197
19,500		Poly Real Estate Group Co Ltd	41
874,000	g	Postal Savings Bank of China Co Ltd	500
4,700		Power Construction Corp of China Ltd	4
8,200		Qingdao Haier Co Ltd	21
6,400		SAIC Motor Corp Ltd	25
7,000		Sanan Optoelectronics Co Ltd	15
17,800		Sany Heavy Industry Co Ltd	34
10,900		SDIC Power Holdings Co Ltd	13
318,500	*,e	Semiconductor Manufacturing International Corp	323
49,000		Shaanxi Coal Industry Co Ltd	65
10,100		Shandong Buchang Pharmaceuticals Co Ltd	44
7,500		Shandong Gold Mining Co Ltd	34
244,000		Shandong Weigao Group Medical Polymer Co Ltd	233
352,000		Shanghai Electric Group Co Ltd (Hong Kong)	134
9,600		Shanghai Fosun Pharmaceutical Group Co Ltd	42
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
68,000		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	$246
53,000		Shanghai Industrial Holdings Ltd	125
3,100		Shanghai International Airport Co Ltd	29
116,391		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	171
13,300		Shanghai Pharmaceuticals Holding Co Ltd	41
113,100		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	246
39,700		Shanghai Pudong Development Bank Co Ltd	67
42,179		Shanxi Lu’an Environmental Energy Development Co Ltd	49
47,200		Shanxi Xishan Coal & Electricity Power Co Ltd	44
16,100		Shenwan Hongyuan Group Co Ltd	13
113,000		Shenzhen International Holdings Ltd	240
418,000		Shenzhen Investment Ltd	160
8,100		Shenzhen Overseas Chinese Town Co Ltd	9
8,000		Shenzhen Salubris Pharmaceuticals Co Ltd	32
79,500		Shenzhou International Group Holdings Ltd	1,068
122,500		Shimao Property Holdings Ltd	384
430,500		Shui On Land Ltd	107
9,500		Sichuan Chuantou Energy Co Ltd	13
8,300		Sichuan Kelun Pharmaceutical Co Ltd	36
545,000		Sihuan Pharmaceutical Holdings	132
7,112	*	Sina Corp	421
338,000		Sino-Ocean Land Holdings Ltd	149
157,000		Sinopec Engineering Group Co Ltd	154
388,000		Sinopec Shanghai Petrochemical Co Ltd	185
134,400		Sinopharm Group Co	560
271,000		Sinotrans Ltd	117
75,500	e	Sinotruk Hong Kong Ltd	161
253,500	*	Soho China Ltd	107
624,000		Sunac China Holdings Ltd	3,116
18,800		Suning.com Co Ltd	35
1,454,700		Sunny Optical Technology Group Co Ltd	17,439
87,500	*	TAL Education Group (ADR)	3,157
10,900		Tasly Pharmaceutical Group Co Ltd	36
6,500		TBEA Co Ltd	8
4,371,500		Tencent Holdings Ltd	201,036
10,700	*,e	Tencent Music Entertainment (ADR)	194
1,806,491		Tianqi Lithium Corp	9,456
8,558,000		Tingyi Cayman Islands Holding Corp	14,127
99,000		Tong Ren Tang Technologies Co Ltd	133
11,500		Tonghua Dongbao Pharmaceutical Co Ltd	30
106,000		Travelsky Technology Ltd	281
40,000		Tsingtao Brewery Co Ltd	189
150,000		Uni-President China Holdings Ltd	147
46,000	*	Vipshop Holdings Ltd (ADR)	369
530,000	e	Want Want China Holdings Ltd	441
13,700	*,e	Weibo Corp (ADR)	849
211,000		Weichai Power Co Ltd	339
9,100		Weichai Power Co Ltd (Class A)	16
8,200		Western Securities Co Ltd	14
306,000		Winteam Pharmaceutical Group Ltd	182
6,700		Wuliangye Yibin Co Ltd	95
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
53,500	*,g	Wuxi Biologics Cayman, Inc	$521
365,000	*,e,g	Xiaomi Corp	531
76,600	e	Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	110
344,862		Xinyi Solar Holdings Ltd	166
106,649		Yangzijiang Shipbuilding	118
232,000		Yanzhou Coal Mining Co Ltd	228
54,000	e	Yihai International Holding Ltd	241
16,900		Yonghui Superstores Co Ltd	22
7,100		Yonyou Network Technology Co Ltd	36
806,000		Yuexiul Property Co Ltd	194
613,738		Yum China Holdings, Inc	27,563
4,200		Yunnan Baiyao Group Co Ltd	53
197,393		Yuzhou Properties Co	119
5,300	*	YY, Inc (ADR)	445
2,800		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	48
150,000		Zhaojin Mining Industry Co Ltd	150
2,900		Zhejiang Dahua Technology Co Ltd	7
184,000		Zhejiang Expressway Co Ltd	211
1,700		Zhejiang Huayou Cobalt Co Ltd	9
8,000		Zhejiang Longsheng Group Co Ltd	20
26,600	*,e,g	ZhongAn Online P&C Insurance Co Ltd	96
18,300		Zhongjin Gold Corp Ltd	23
64,000	e	Zhongsheng Group Holdings Ltd	159
60,000		Zhuzhou CSR Times Electric Co Ltd	355
686,000		Zijin Mining Group Co Ltd	284
53,700		Zijin Mining Group Co Ltd (Class A)	28
7,200	*	ZTE Corp	31
81,800	*,e	ZTE Corp (Class H)	247
34,400	*	ZTO Express Cayman, Inc (ADR)	629
		TOTAL CHINA	777,911

COLOMBIA - 0.0%
23,202		BanColombia S.A.	288
47,587		BanColombia S.A. (Preference)	603
47,376		Cementos Argos S.A.	117
572,432		Ecopetrol S.A.	613
27,320		Grupo Argos S.A.	155
346,935		Grupo Aval Acciones y Valores	134
24,325		Grupo de Inversiones Suramericana S.A.	280
12,582		Grupo de Inversiones Suramericana S.A. (Preference)	136
46,744		Interconexion Electrica S.A.	234
		TOTAL COLOMBIA	2,560

CZECH REPUBLIC - 0.0%
17,959		CEZ AS	422
8,289		Komercni Banka AS	339
1,368,289	g	Moneta Money Bank AS	4,724
		TOTAL CZECH REPUBLIC	5,485

DENMARK - 0.8%
184		AP Moller - Maersk AS (Class A)	223
316	e	AP Moller - Maersk AS (Class B)	401
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,157		Carlsberg AS (Class B)	$645
4,769		Christian Hansen Holding	484
5,723		Coloplast AS	628
64,379		Danske Bank AS	1,131
153,871		DSV AS	12,733
2,943	*	Genmab AS	511
64,692		GN Store Nord	3,004
3,503	e	H Lundbeck AS	152
8,066		ISS A.S.	246
1,845,520		Novo Nordisk AS	96,457
10,565		Novozymes AS	486
591,515	g	Orsted AS	44,830
5,310		Pandora AS	248
6,027		Tryg A.S.	165
19,753		Vestas Wind Systems AS	1,665
4,798	*	William Demant Holding A.S.	142
		TOTAL DENMARK	164,151

EGYPT - 0.0%
132,877		Commercial International Bank	523
82,673		Eastern Tobacco	87
70,015		ElSwedy Cables Holding Co	63
		TOTAL EGYPT	673

FINLAND - 0.2%
9,277	e	Citycon OYJ	95
13,615		Elisa Oyj (Series A)	614
365,229	e	Fortum Oyj	7,481
30,742		Kone Oyj (Class B)	1,553
10,285		Metso Oyj	355
11,984	e	Neste Oil Oyj	1,277
515,179		Nokia Oyj (Turquoise)	2,935
11,063		Nokian Renkaat Oyj	371
285,962	*,e	Nordea Bank Abp	2,177
9,570	*,e	Orion Oyj (Class B)	360
616,546		Sampo Oyj (A Shares)	27,944
94,377		Stora Enso Oyj (R Shares)	1,155
50,117		UPM-Kymmene Oyj	1,464
41,388	e	Wartsila Oyj (B Shares)	669
		TOTAL FINLAND	48,450

FRANCE - 3.6%
165,519		Accor S.A.	6,705
2,763		Aeroports de Paris	535
40,215		Air Liquide	5,118
887,166		Airbus SE	117,582
17,323		Alstom RGPT	751
2,914	g	Amundi S.A.	184
6,417		Arkema	612
8,196		Atos Origin S.A.	791
177,054		AXA S.A.	4,453
2,052		BioMerieux	170
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
385,042		BNP Paribas	$18,323
46,622		Bollore	211
19,376		Bouygues S.A.	693
22,706		Bureau Veritas S.A.	533
14,422		Cap Gemini S.A.	1,750
58,436		Carrefour S.A.	1,091
5,058	e	Casino Guichard Perrachon S.A.	219
2,490		Christian Dior S.A.	1,187
16,008		CNP Assurances	352
44,514		Compagnie de Saint-Gobain	1,614
1,912	*	Covivio	201
955,989		Credit Agricole S.A.	11,543
199,755		Danone	15,381
118		Dassault Aviation S.A.	174
420,872		Dassault Systemes S.A.	62,730
21,132		Edenred	962
3,854		Eiffage S.A.	370
92,326		Electricite de France	1,264
203,297		Essilor International S.A.	22,208
4,275		Eurazeo	321
15,523		Eutelsat Communications	272
3,840		Faurecia	162
5,712		Fonciere Des Regions	606
312,231		Gaz de France	4,656
6,558		Gecina S.A.	970
43,909		Groupe Eurotunnel S.A.	666
2,279		Hermes International	1,505
7,871	e	Icade	666
2,494		Iliad S.A.	251
1,642		Imerys S.A.	82
2,903		Ingenico	207
1,815		Ipsen	249
3,897		JC Decaux S.A.	119
108,707		Kering	62,355
41,165	*	Klepierre	1,440
5,556		Lagardere S.C.A.	143
24,993		Legrand S.A.	1,673
161,574		L’Oreal S.A.	43,510
76,433		LVMH Moet Hennessy Louis Vuitton S.A.	28,153
16,745		Michelin (C.G.D.E.) (Class B)	1,978
86,086		Natixis	461
340,312		Orange S. A.	5,548
20,011		Pernod-Ricard S.A.	3,593
430,454		Peugeot S.A.	10,504
18,447		Publicis Groupe S.A.	988
2,190		Remy Cointreau S.A.	292
137,931		Renault S.A.	9,120
26,528		Rexel S.A.	299
28,537	*	Safran S.A.	3,911
1,070,155		Sanofi-Aventis	94,628
1,412	e	Sartorius Stedim Biotech	179
740,033		Schneider Electric S.A.	58,084
15,397		SCOR SE	656
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,089		SEB S.A.	$183
2,549		Societe BIC S.A.	227
70,152		Societe Generale	2,027
8,541		Sodexho Alliance S.A.	941
64,810		Suez Environnement S.A.	859
158,439		Teleperformance	28,482
9,310		Thales S.A.	1,115
841,332		Total S.A.	46,820
3,851	*	Ubisoft Entertainment	343
20,412		Unibail-Rodamco-Westfield	3,346
22,032	e	Valeo S.A.	640
881	*,e	Vallourec SA	2
90,491		Veolia Environnement	2,025
208,082		Vinci S.A.	20,247
105,919	*	Vivendi Universal S.A.	3,070
2,785		Wendel	351
		TOTAL FRANCE	726,632

GERMANY - 1.0%
56,483		Adidas-Salomon AG.	13,738
2,319	g	ADO Properties S.A.	132
107,454		Allianz AG.	23,946
439,616		Alstria Office REIT-AG.	7,155
36,825		Aroundtown S.A.	304
2,385		Axel Springer AG.	123
86,536		BASF SE	6,382
152,661		Bayer AG.	9,830
32,795		Bayerische Motoren Werke AG.	2,532
2,345		Bayerische Motoren Werke AG. (Preference)	154
129,995		Beiersdorf AG.	13,533
1,004,461		Borussia Dortmund GmbH & Co KGaA	9,228
14,555		Brenntag AG.	748
93,360	*	Commerzbank AG.	724
10,416		Continental AG.	1,571
9,287	g	Covestro AG.	512
88,111		Daimler AG. (Registered)	5,171
4,479	*,g	Delivery Hero AG.	162
64,400		Deutsche Annington Immobilien SE	3,342
189,961		Deutsche Bank AG. (Registered)	1,549
18,005		Deutsche Boerse AG.	2,309
4,058		Deutsche Euroshop AG.	123
22,167		Deutsche Lufthansa AG.	487
92,249		Deutsche Post AG.	3,002
732,186		Deutsche Telekom AG.	12,164
61,519		Deutsche Wohnen AG.	2,985
2,718		Drillisch AG.	97
386,877		E.ON AG.	4,305
8,282		Evonik Industries AG.	226
3,683		Fraport AG. Frankfurt Airport Services Worldwide	282
58,220		Fresenius Medical Care AG.	4,705
53,938		Fresenius SE	3,015
6,484		Fuchs Petrolub AG. (Preference)	268
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
16,434		GEA Group AG.	$431
9,277		Grand City Properties S.A.	224
5,552		Hannover Rueckversicherung AG.	798
13,536		HeidelbergCement AG.	976
10,360		Henkel KGaA	986
16,807		Henkel KGaA (Preference)	1,717
1,147		Hochtief AG.	166
3,078		Hugo Boss AG.	210
502,785		Infineon Technologies AG.	9,981
1,273	g	Innogy SE	59
5,694	*	Innogy SE	244
7,882		K&S AG.	145
3,565		KION Group AG.	187
8,454		Lanxess AG.	452
5,798		LEG Immobilien AG.	712
1,501		MAN AG.	123
12,153		Merck KGaA	1,387
502	*	Metro AG.	3
15,957		Metro Wholesale & Food Specialist AG.	265
2,508		MTU Aero Engines Holding AG.	568
15,151		Muenchener Rueckver AG.	3,591
9,337		Osram Licht AG.	322
464,504	*	Paion AG.	1,144
14,363		Porsche AG.	901
21,749		ProSiebenSat. Media AG.	310
696	*	Puma AG. Rudolf Dassler Sport	404
469,399		RWE AG.	12,604
89,785		SAP AG.	10,380
1,716		Sartorius AG.	295
73,340		Siemens AG.	7,887
7,242	g	Siemens Healthineers AG.	302
5,913		Symrise AG.	533
11,596		TAG Tegernsee Immobilien und Beteiligungs AG.	286
36,427		Telefonica Deutschland Holding AG.	114
41,338		ThyssenKrupp AG.	569
5,798		TLG Immobilien AG.	175
22,701		TUI AG. (DI)	218
18,933		Uniper SE	571
11,940		United Internet AG.	437
8,664		Volkswagen AG.	1,412
10,598		Volkswagen AG. (Preference)	1,671
79,881		Wirecard AG.	10,035
5,620	*,g	Zalando SE	219
		TOTAL GERMANY	208,818

GHANA - 0.0%
63,043	*	Tullow Oil plc	198
		TOTAL GHANA	198

GREECE - 0.0%
154,328	*	Alpha Bank AE	214
5,760	*,†	Hellenic Duty Free Shops S.A.	0	^
26,127		Hellenic Telecommunications Organization S.A.	350
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
11,700		JUMBO S.A.	$196
8,363		Motor Oil Hellas Corinth Refineries S.A.	194
23,903		OPAP S.A.	247
4,409		Titan Cement Co S.A.	96
		TOTAL GREECE	1,297

HONG KONG - 1.1%
3,470,158		AIA Group Ltd	34,701
1,530,000	*	Alibaba Pictures Group Ltd	271
15,318		ASM Pacific Technology	171
182,727	e	Bank of East Asia Ltd	594
177,853		BOC Hong Kong Holdings Ltd	738
99,000		Cathay Pacific Airways Ltd	173
72,000	*,†,e	China Ding Yi Feng Holdings Ltd	159
338,000	*	China First Capital Group Ltd	179
190,600		China Gas Holdings Ltd	671
272,000		China Resources Cement Holdings Ltd	282
125,625		CK Asset Holdings Ltd	1,119
130,543		CK Hutchison Holdings Ltd	1,373
63,953		CK Infrastructure Holdings Ltd	525
228,454		CLP Holdings Ltd	2,650
16,400		Dairy Farm International Holdings Ltd	138
752,500	e	Fullshare Holdings Ltd	101
134,000	*	Haier Electronics Group Co Ltd	390
40,000		Hang Lung Group Ltd	129
400,576		Hang Lung Properties Ltd	978
100,972		Hang Seng Bank Ltd	2,493
202,257		Henderson Land Development Co Ltd	1,287
125,000	e	HK Electric Investments & HK Electric Investments Ltd	128
180,660		HKT Trust and HKT Ltd	290
1,230,528		Hong Kong & China Gas Ltd	2,951
176,988		Hong Kong Electric Holdings Ltd	1,228
143,807		Hong Kong Exchanges and Clearing Ltd	5,024
1,887,485		Hongkong Land Holdings Ltd	13,434
4,760		Hopewell Highway Infrastructure Ltd	3
89,760		Hysan Development Co Ltd	481
10,600		Jardine Matheson Holdings Ltd	662
10,600		Jardine Strategic Holdings Ltd	398
109,526		Kerry Properties Ltd	490
123,500		Kingboard Laminates Holdings Ltd	130
174,000		Lee & Man Paper Manufacturing Ltd	148
189,026		Link REIT	2,213
5,515,995		Melco Crown Entertainment Ltd (ADR)	124,606
73,080		MTR Corp	453
866,492		New World Development Co Ltd	1,438
188,000		Nine Dragons Paper Holdings Ltd	179
76,638		NWS Holdings Ltd	168
207,262		PCCW Ltd	129
9,301,992		Shangri-La Asia Ltd	13,224
1,804,000		Sino Biopharmaceutical	1,649
163,043		Sino Land Co	316
97,611		SJM Holdings Ltd	112
192,000		SSY Group Ltd	179
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
258,500		Sun Art Retail Group Ltd	$252
192,968		Sun Hung Kai Properties Ltd	3,317
23,628		Swire Pacific Ltd (Class A)	304
418,816		Swire Properties Ltd	1,803
65,902		Techtronic Industries Co	444
131,000		Towngas China Co Ltd	103
423,500	g	WH Group Ltd	453
159,053		Wharf Holdings Ltd	481
159,053		Wharf Real Estate Investment Co Ltd	1,185
39,334		Wheelock & Co Ltd	289
34,912		Yue Yuen Industrial Holdings	120
		TOTAL HONG KONG	227,906

HUNGARY - 0.0%
43,091		MOL Hungarian Oil & Gas plc	494
21,233		OTP Bank	936
14,768		Richter Gedeon Rt	279
		TOTAL HUNGARY	1,709

INDIA - 1.6%
59,723		Ambuja Cements Ltd	203
121,268		Ashok Leyland Ltd	160
30,476		Asian Paints Ltd	656
30,346		Aurobindo Pharma Ltd	343
13,147	*,g	Avenue Supermarts Ltd	279
198,945	*	Axis Bank Ltd	2,229
18,330		Bajaj Finance Ltd	800
3,981		Bajaj Finserv Ltd	404
8,481		Bajaj Holdings and Investment Ltd	356
20,356		Bharat Forge Ltd	151
86,332		Bharat Petroleum Corp Ltd	496
147,129		Bharti Airtel Ltd	707
34,614		Bharti Infratel Ltd	157
710	*	Bosch Ltd	186
5,970		Britannia Industries Ltd	266
28,277		Cadila Healthcare Ltd	142
40,536	*	Cipla Ltd	309
90,508		Coal India Ltd	310
439,646	*	Container Corp Of India Ltd	3,333
52,198		Dabur India Ltd	308
9,147		Divi S Laboratories Ltd	225
12,777		Dr Reddy’s Laboratories Ltd	514
1,374		Eicher Motors Ltd	407
83,898	*	GAIL India Ltd	421
18,309		Glenmark Pharmaceuticals Ltd	171
35,547		Godrej Consumer Products Ltd	352
33,781	*	Grasim Industries Ltd	418
26,126	*	Havells India Ltd	292
57,852		HCL Technologies Ltd	909
5,012		Hero Honda Motors Ltd	185
121,015		Hindalco Industries Ltd	359
67,130		Hindustan Lever Ltd	1,653
74,156		Hindustan Petroleum Corp Ltd	305
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
170,855		Housing Development Finance Corp	$4,853
624,030		ICICI Bank Ltd	3,605
227,245	*	Idea Cellular Ltd	60
4,018,914		Indiabulls Housing Finance Ltd	49,722
218,026		Indian Oil Corp Ltd	514
920,188		Infosys Technologies Ltd	9,875
9,109	g	InterGlobe Aviation Ltd	188
904,152		ITC Ltd	3,878
91,043		JSW Steel Ltd	385
49,989		Larsen & Toubro Ltd	1,000
29,348		LIC Housing Finance Ltd	225
25,629	*	Lupin Ltd	273
31,019	*	Mahindra & Mahindra Financial Services Ltd	189
76,486		Mahindra & Mahindra Ltd	744
42,183		Marico Ltd	211
27,604		Maruti Suzuki India Ltd	2,657
94,936		Motherson Sumi Systems Ltd	205
258,442	*	Multi Commodity Exchange of India Ltd	3,006
56,676	*	Mundra Port and Special Economic Zone Ltd	309
2,397		Nestle India Ltd	379
251,583		NTPC Ltd	489
557		Page Industries Ltd	201
80,304		Petronet LNG Ltd	292
13,052		Pidilite Industries Ltd	235
9,255		Piramal Healthcare Ltd	369
192,810		Power Grid Corp of India Ltd	551
202,943	*	Puravankara Projects Ltd	216
1,024,383		Reliance Industries Ltd	20,160
66,506		Rural Electrification Corp Ltd	147
135,677	*	Sesa Sterlite Ltd	361
856		Shree Cement Ltd	231
1,898,108		Shriram Transport Finance Co Ltd	34,998
186,197	*	State Bank of India	861
92,101		Sun Pharmaceutical Industries Ltd	637
268,759	*	Tata Chemicals Ltd	2,285
94,785		Tata Consultancy Services Ltd	2,739
161,949	*	Tata Motors Ltd	408
111,242		Tata Power Co Ltd	119
36,861		Tata Steel Ltd	277
50,416	*	Tech Mahindra Ltd	565
32,436		Titan Industries Ltd	535
10,034	*	Ultra Tech Cement Ltd	579
37,156	*	United Phosphorus Ltd	514
30,330	*	United Spirits Ltd	242
169,235		Wipro Ltd	623
38,876,905		Yes Bank Ltd	154,069
50,556		ZEE Telefilms Ltd	325
		TOTAL INDIA	323,312

INDONESIA - 0.2%
1,991,800		Adaro Energy Tbk	189
39,466,600		Bank Rakyat Indonesia	11,460
252,400		Indofood CBP Sukses Makmur Tbk	166
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
150,500		Pabrik Kertas Tjiwi Kimia Tbk PT	$117
5,289,700		PT Astra International Tbk	2,716
2,616,100		PT Bank Central Asia Tbk	5,105
301,000		PT Bank Danamon Indonesia Tbk	197
34,878,612		PT Bank Mandiri Persero Tbk	18,302
783,100		PT Bank Negara Indonesia	518
425,700		PT Bank Tabungan Negara Tbk	73
710,400	*	PT Bumi Serpong Damai	70
766,400		PT Charoen Pokphand Indonesia Tbk	345
50,300		PT Gudang Garam Tbk	294
1,020,400		PT Hanjaya Mandala Sampoerna Tbk	269
281,300		PT Indah Kiat Pulp and Paper Corp Tbk	170
189,300		PT Indocement Tunggal Prakarsa Tbk	292
458,300		PT Indofood Sukses Makmur Tbk	205
249,500		PT Jasa Marga Tbk	105
2,625,900		PT Kalbe Farma Tbk	280
1,675,500		PT Pakuwon Jati Tbk	81
1,230,800		PT Perusahaan Gas Negara Persero Tbk	204
304,500		PT Semen Gresik Persero Tbk	299
604,800		PT Surya Citra Media Tbk	70
432,000		PT Tambang Batubara Bukit Asam Tbk	128
13,228,600		PT Telekomunikasi Indonesia Persero Tbk	3,656
154,800		PT Unilever Indonesia Tbk	536
198,600		PT United Tractors Tbk	378
191,700		Tower Bersama Infrastructure	53
		TOTAL INDONESIA	46,278

IRELAND - 0.4%
5,998	*	AerCap Holdings NV	279
325,818		AIB Group plc	1,466
931,633		Bank of Ireland Group plc	5,560
436,832		CRH plc	13,540
2,302,262		Green REIT plc	3,874
6,039,827		Hibernia REIT plc	9,052
147,992	*,†	Irish Bank Resolution Corp Ltd	0
20,895		James Hardie Industries NV	270
107,093		Kerry Group plc (Class A)	11,953
577,276	e	Keywords Studios plc	8,708
7,295		Kingspan Group plc	338
3,890	*	Paddy Power plc	300
4,346	*	Ryanair Holdings plc	57
631	*	Ryanair Holdings plc (ADR)	47
876,061		Smurfit Kappa Group plc	24,485
		TOTAL IRELAND	79,929

ISRAEL - 0.1%
2,214		Azrieli Group	131
192,693		Bank Hapoalim Ltd	1,281
250,122		Bank Leumi Le-Israel	1,639
105,831		Bezeq Israeli Telecommunication Corp Ltd	76
6,028	*	Check Point Software Technologies	763
13		Delek Group Ltd	2
1,175		Elbit Systems Ltd	152
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
35,128		Israel Chemicals Ltd	$184
6		Israel Corp Ltd	1
31,728		Mizrahi Tefahot Bank Ltd	654
6,020	*	Nice Systems Ltd	735
1,301,975	*	Teva Pharmaceutical Industries Ltd (ADR)	20,415
14	*	Tower Semiconductor Ltd	0	^
2,039	*	Wix.com Ltd	246
		TOTAL ISRAEL	26,279

ITALY - 1.0%
439,600		Amplifon S.p.A.	8,579
110,231		Assicurazioni Generali S.p.A.	2,044
42,826		Autostrade S.p.A.	1,111
2,502,117		Banca Intesa S.p.A.	6,107
74	*	Banca Monte dei Paschi di Siena S.p.A	0	^
46,084	e	Banche Popolari Unite Scpa	122
2,582	*,e	Banco BPM S.p.A	5
1,932,397		Davide Campari-Milano S.p.A	18,985
1,447,464		Enel S.p.A.	9,275
239,733		ENI S.p.A.	4,236
274,476		Ferrari NV	36,875
36,977		Finmeccanica S.p.A.	431
2,621	e	Fondiaria-Sai S.p.A	7
18,512		Italgas S.p.A	114
735,890		Mediobanca S.p.A.	7,662
553,138		Moncler S.p.A	22,324
20,047	*,g	Pirelli & C S.p.A	129
25,963	g	Poste Italiane S.p.A	253
27,255,851	e	Prada S.p.A	81,248
21,536		Prysmian S.p.A.	408
185	*	RCS MediaGroup S.p.A.	0	^
5,036		Recordati S.p.A.	196
27,879	*	Saipem S.p.A	148
201,380		Snam Rete Gas S.p.A.	1,036
567,934		Telecom Italia RSP	323
997,184	*,e	Telecom Italia S.p.A.	621
136,282		Terna Rete Elettrica Nazionale S.p.A.	865
173,354		UniCredit S.p.A.	2,227
		TOTAL ITALY	205,331

JAPAN - 6.5%
1,510		ABC-Mart, Inc	90
19,100	e	Acom Co Ltd	68
121		Activia Properties Inc	503
57,546		Aeon Co Ltd	1,205
5,652		AEON Financial Service Co Ltd	115
4,497		Aeon Mall Co Ltd	74
20,072		Air Water, Inc	292
160,890		Aisin Seiki Co Ltd	5,760
65,568		Ajinomoto Co, Inc	1,050
30,105		Alfresa Holdings Corp	858
9,750		All Nippon Airways Co Ltd	358
10,132		Alps Electric Co Ltd	212
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
16,744		Amada Co Ltd	$166
5,784	e	Aozora Bank Ltd	143
36,851		Asahi Breweries Ltd	1,645
20,601		Asahi Glass Co Ltd	724
4,600	*	Asahi Intecc Co Ltd	217
245,925		Asahi Kasei Corp	2,547
39,500		Ashikaga Holdings Co Ltd	101
7,100	e	Asics Corp	96
492,600		Astellas Pharma, Inc	7,402
141,021	e	Bank of Kyoto Ltd	5,905
253,200		Benefit One, Inc	4,980
3,453		Benesse Holdings Inc	90
222		BLife Investment Corp	492
58,930		Bridgestone Corp	2,271
11,285		Brother Industries Ltd	210
3,900	e	Calbee, Inc	105
101,377		Canon, Inc	2,943
9,233	e	Casio Computer Co Ltd	121
44,281		Central Japan Railway Co	10,293
2,100		Century Leasing System, Inc	92
30,462		Chiba Bank Ltd	166
129,006		Chubu Electric Power Co, Inc	2,017
55,469		Chugai Pharmaceutical Co Ltd	3,821
13,366	e	Chugoku Electric Power Co, Inc	167
6,500		Coca-Cola West Japan Co Ltd	165
51,600	e	Concordia Financial Group Ltd	199
7,068	e	Credit Saison Co Ltd	93
288,100	e	CyberAgent, Inc	11,789
33,738		Dai Nippon Printing Co Ltd	808
12,546	e	Daicel Chemical Industries Ltd	137
4,900	e	Daifuku Co Ltd	256
1,320,111		Dai-ichi Mutual Life Insurance Co	18,378
287,794		Daiichi Sankyo Co Ltd	13,290
94,755		Daikin Industries Ltd	11,138
11,149		Daito Trust Construction Co Ltd	1,555
53,856		Daiwa House Industry Co Ltd	1,715
152,480		Daiwa Securities Group, Inc	743
5,400		Dena Co Ltd	81
43,087		Denso Corp	1,683
22,455		Dentsu, Inc	950
1,400	e	Disco Corp	200
14,433		Don Quijote Co Ltd	956
182,797		East Japan Railway Co	17,652
25,528		Eisai Co Ltd	1,436
6,893		Electric Power Development Co	168
169,500	e	en-japan, Inc	4,952
29,876		FamilyMart Co Ltd	762
19,685		Fanuc Ltd	3,366
7,283		Fast Retailing Co Ltd	3,430
5,764		Fuji Electric Holdings Co Ltd	164
56,239		Fuji Heavy Industries Ltd	1,284
40,686		Fujifilm Holdings Corp	1,853
19,799		Fujitsu Ltd	1,432
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
8,046		Fukuoka Financial Group, Inc	$179
20		GLP J-Reit	21
215,100		GMO Payment Gateway, Inc	15,340
2,400		Growell Holdings Co Ltd	82
11,800		Hakuhodo DY Holdings, Inc	190
6,800		Hamamatsu Photonics KK	264
23,093		Hankyu Hanshin Holdings, Inc	867
932		Hikari Tsushin, Inc	177
12,182		Hino Motors Ltd	103
4,473		Hirose Electric Co Ltd	471
9,175		Hisamitsu Pharmaceutical Co, Inc	423
13,885	e	Hitachi Chemical Co Ltd	309
5,333	e	Hitachi Construction Machinery Co Ltd	142
3,200		Hitachi High-Technologies Corp	131
853,158		Hitachi Ltd	27,720
27,585		Hitachi Metals Ltd	321
155,396		Honda Motor Co Ltd	4,221
2,612		Hoshizaki Electric Co Ltd	162
39,027		Hoya Corp	2,585
77,428		Hulic Co Ltd	761
18,229	e	Idemitsu Kosan Co Ltd	610
7,129		Iida Group Holdings Co Ltd	129
4,924,400	e	Infomart Corp	60,211
170,883		Inpex Holdings, Inc	1,626
17,373		Invincible Investment Corp	8,501
15,981		Isetan Mitsukoshi Holdings Ltd	162
338,422		Ishikawajima-Harima Heavy Industries Co Ltd	8,153
54,600		Isuzu Motors Ltd	719
136,569		Itochu Corp	2,475
11,195		J Front Retailing Co Ltd	133
5,624		Japan Airlines Co Ltd	198
2,303	e	Japan Airport Terminal Co Ltd	98
449,100		Japan Elevator Service Holdings Co Ltd	9,155
12,351		Japan Hotel REIT Investment Corp	9,957
19,546	e	Japan Post Bank Co Ltd	214
76,140		Japan Post Holdings Co Ltd	891
40		Japan Prime Realty Investment Corp	165
63		Japan Real Estate Investment Corp	371
1,023		Japan Retail Fund Investment Corp	2,056
193,263		Japan Tobacco, Inc	4,787
91,023		JFE Holdings, Inc	1,549
38,978		JGC Corp	520
25,958		JSR Corp	404
9,203		JTEKT Corp	114
599,788		JX Holdings, Inc	2,738
51,386		Kajima Corp	760
6,934		Kakaku.com, Inc	134
332,000	e	Kamakura Shinsho Ltd	4,288
4,885		Kamigumi Co Ltd	113
7,125		Kaneka Corp	267
200,635		Kansai Electric Power Co, Inc	2,959
56,214		Kansai Paint Co Ltd	1,075
91,085		Kao Corp	7,189
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
6,451		Kawasaki Heavy Industries Ltd	$160
165,297		KDDI Corp	3,560
4,600		Keihan Electric Railway Co Ltd	194
10,860		Keihin Electric Express Railway Co Ltd	184
13,823	e	Keio Corp	894
21,113		Keisei Electric Railway Co Ltd	768
28		Kenedix Realty Investment Corp	194
225,300		Kenedix, Inc	1,130
7,638		Keyence Corp	4,775
7,195		Kikkoman Corp	354
17,149		Kintetsu Corp	800
77,049		Kirin Brewery Co Ltd	1,843
2,300		Kobayashi Pharmaceutical Co Ltd	195
41,801	e	Kobe Steel Ltd	314
11,100		Koito Manufacturing Co Ltd	631
90,350		Komatsu Ltd	2,107
4,486		Konami Corp	195
21,620		Konica Minolta Holdings, Inc	213
1,428		Kose Corp	263
107,198		Kubota Corp	1,558
46,974		Kuraray Co Ltd	599
4,477		Kurita Water Industries Ltd	115
31,800		Kyocera Corp	1,872
53,689		Kyowa Hakko Kogyo Co Ltd	1,172
37,277		Kyushu Electric Power Co, Inc	440
7,800	e	Kyushu Railway Co	257
2,280		Lawson, Inc	126
3,500	*,e	LINE Corp	123
10,800		Lion Corp	228
12,864		LIXIL Group Corp	172
20,676		M3, Inc	348
25,488		Makita Corp	891
151,965		Marubeni Corp	1,054
9,109	e	Marui Co Ltd	184
7,796		Maruichi Steel Tube Ltd	227
27,515		Mazda Motor Corp	308
3,300		McDonald’s Holdings Co Japan Ltd	153
8,059		Mediceo Paltac Holdings Co Ltd	192
14,708		MEIJI Holdings Co Ltd	1,196
18,500		Minebea Co Ltd	279
5,500		Miraca Holdings, Inc	137
13,800	e	MISUMI Group, Inc	345
249,762		Mitsubishi Chemical Holdings Corp	1,764
130,222		Mitsubishi Corp	3,626
191,414		Mitsubishi Electric Corp	2,470
163,296		Mitsubishi Estate Co Ltd	2,963
23,380	e	Mitsubishi Gas Chemical Co, Inc	335
29,511		Mitsubishi Heavy Industries Ltd	1,228
14,711		Mitsubishi Materials Corp	389
32,608		Mitsubishi Motors Corp	174
12,452,662		Mitsubishi UFJ Financial Group, Inc	61,588
18,700		Mitsubishi UFJ Lease & Finance Co Ltd	95
161,382		Mitsui & Co Ltd	2,511
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
25,128		Mitsui Chemicals, Inc	$609
179,806		Mitsui Fudosan Co Ltd	4,530
5,249		Mitsui OSK Lines Ltd	113
46,542		Mitsui Sumitomo Insurance Group Holdings, Inc	1,418
32,118		Mitsui Trust Holdings, Inc	1,154
2,225,456		Mizuho Financial Group, Inc	3,444
1,423,400		MonotaRO Co Ltd	31,820
117		Mori Hills REIT Investment Corp	157
572,505		Murata Manufacturing Co Ltd	28,651
5,239		Nabtesco Corp	154
8,800		Nagoya Railroad Co Ltd	244
18,506		Namco Bandai Holdings, Inc	869
25,961		NEC Corp	880
21,600	*	Nexon Co Ltd	340
41,724		NGK Insulators Ltd	608
7,348		NGK Spark Plug Co Ltd	137
22,617		Nidec Corp	2,880
15,681	e	Nikon Corp	222
275,003		Nintendo Co Ltd	78,841
123		Nippon Building Fund, Inc	833
4,062		Nippon Electric Glass Co Ltd	108
9,544		Nippon Express Co Ltd	532
19,172	e	Nippon Meat Packers, Inc	691
50,526	e	Nippon Paint Co Ltd	1,994
81		Nippon ProLogis REIT, Inc	172
1,440		NIPPON REIT Investment Corp	5,550
140,001		Nippon Steel Corp	2,478
285,392		Nippon Telegraph & Telephone Corp	12,167
7,076	e	Nippon Yusen Kabushiki Kaisha	104
16,739		Nissan Chemical Industries Ltd	769
225,627	e	Nissan Motor Co Ltd	1,853
9,431		Nisshin Seifun Group, Inc	217
3,045		Nissin Food Products Co Ltd	209
6,713		Nitori Co Ltd	868
31,037		Nitto Denko Corp	1,636
32,038		NKSJ Holdings, Inc	1,186
337,080		Nomura Holdings, Inc	1,218
5,574		Nomura Real Estate Holdings, Inc	107
504		Nomura Real Estate Master Fund, Inc	742
5,500		Nomura Research Institute Ltd	250
17,035		NSK Ltd	160
67,300		NTT Data Corp	744
133,686		NTT DoCoMo, Inc	2,963
75,596		Obayashi Corp	762
3,200		Obic Co Ltd	324
35,946		Odakyu Electric Railway Co Ltd	872
115,294		OJI Paper Co Ltd	717
3,768,572		Olympus Corp	40,999
76,555	e	Omron Corp	3,597
40,468		Ono Pharmaceutical Co Ltd	795
1,803		Oracle Corp Japan	121
21,431		Oriental Land Co Ltd	2,437
914,228		ORIX Corp	13,135
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
216		Orix JREIT, Inc	$371
39,121		Osaka Gas Co Ltd	773
50,822		Osaka Securities Exchange Co Ltd	907
4,822	*	Otsuka Corp	180
36,600		Otsuka Holdings KK	1,441
311,100		Paltac Corp	16,967
404,355		Panasonic Corp	3,486
5,600		Park24 Co Ltd	122
5,400		Pigeon Corp	222
4,210	*	Pola Orbis Holdings, Inc	135
42,300		Rakuten, Inc	401
331,553		Recruit Holdings Co Ltd	9,506
40,100	*	Renesas Electronics Corp	186
204,342		Resona Holdings, Inc	885
66,182		Ricoh Co Ltd	693
1,412		Rinnai Corp	100
299,035		Rohm Co Ltd	18,736
1,144		Ryohin Keikaku Co Ltd	290
2,180		Sankyo Co Ltd	83
53,753		Santen Pharmaceutical Co Ltd	803
11,291	e	SBI Holdings, Inc	252
20,467		Secom Co Ltd	1,755
8,252		Sega Sammy Holdings, Inc	97
10,800		Seibu Holdings, Inc	189
13,900	e	Seiko Epson Corp	213
70,000		Seino Holdings Corp	935
18,095		Sekisui Chemical Co Ltd	292
112,620		Sekisui House Ltd	1,866
214,300		Seria Co Ltd	7,394
70,286		Seven & I Holdings Co Ltd	2,652
28,100		Seven Bank Ltd	83
4,700		SG Holdings Co Ltd	137
9,599	e	Sharp Corp	106
247,899	*	SHIFT, Inc	9,967
40,247		Shimadzu Corp	1,168
1,027		Shimamura Co Ltd	87
7,992		Shimano, Inc	1,301
70,462		Shimizu Corp	614
153,300		Shin-Etsu Chemical Co Ltd	12,900
7,477		Shinsei Bank Ltd	106
26,690		Shionogi & Co Ltd	1,657
34,593		Shiseido Co Ltd	2,505
66,001		Shizuoka Bank Ltd	503
6,500		Showa Denko KK	230
25,722	*	Showa Shell Sekiyu KK	859
7,163		SMC Corp	2,700
525,000		SMS Co Ltd	9,513
80,900	*,e	Softbank Corp	911
220,266		Softbank Group Corp	21,471
3,500		Sohgo Security Services Co Ltd	153
2,873,340		Sony Corp	121,316
147,028		Sony Financial Holdings, Inc	2,775
6,514		Stanley Electric Co Ltd	176
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
672		Star Asia Investment Corp	$663
9,800		Start Today Co Ltd	185
11,335		Sumco Corp	127
299,483		Sumitomo Chemical Co Ltd	1,398
108,165		Sumitomo Corp	1,500
7,763		Sumitomo Dainippon Pharma Co Ltd	193
70,047		Sumitomo Electric Industries Ltd	932
199,525		Sumitomo Heavy Industries Ltd	6,484
54,715		Sumitomo Metal Mining Co Ltd	1,621
1,263,791		Sumitomo Mitsui Financial Group, Inc	44,256
67,216		Sumitomo Realty & Development Co Ltd	2,789
7,463		Sumitomo Rubber Industries, Inc	90
3,400		Sundrug Co Ltd	94
6,800		Suntory Beverage & Food Ltd	320
3,707		Suzuken Co Ltd	215
34,334		Suzuki Motor Corp	1,522
30,571		Sysmex Corp	1,852
26,895		T&D Holdings, Inc	283
5,900		Taiheiyo Cement Corp	197
19,193		Taisei Corp	893
5,356		Taisho Pharmaceutical Holdings Co Ltd	512
45,867		Taiyo Nippon Sanso Corp	700
6,658		Takashimaya Co Ltd	89
2,160,411		Takeda Pharmaceutical Co Ltd	88,474
233,014		Takeda Pharmaceutical Co Ltd (ADR)	4,746
11,794		Tanabe Seiyaku Co Ltd	158
13,656		TDK Corp	1,075
222,600		TechnoPro Holdings, Inc	13,337
24,886		Teijin Ltd	411
8,602		Temp Holdings Co Ltd	140
58,892		Terumo Corp	1,802
5,294		THK Co Ltd	131
9,534		Tobu Railway Co Ltd	276
5,475		Toho Co Ltd	220
3,600		Toho Gas Co Ltd	162
20,713		Tohoku Electric Power Co, Inc	264
381,264		Tokio Marine Holdings, Inc	18,471
616,800	*	Tokyo Base Co Ltd	5,410
276,025	*	Tokyo Electric Power Co, Inc	1,746
16,316		Tokyo Electron Ltd	2,367
114,032		Tokyo Gas Co Ltd	3,087
32,900		Tokyo Tatemono Co Ltd	404
53,929		Tokyu Corp	943
836,100		Tokyu Fudosan Holdings Corp	5,010
34,367		Toppan Printing Co Ltd	520
268,245		Toray Industries, Inc	1,712
50,655		Toshiba Corp	1,615
38,220		Tosoh Corp	596
21,442	e	Toto Ltd	912
21,839		Toyo Seikan Kaisha Ltd	448
4,099		Toyo Suisan Kaisha Ltd	156
2,697		Toyoda Gosei Co Ltd	57
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
16,093		Toyota Industries Corp	$809
1,675,853		Toyota Motor Corp	98,726
10,594		Toyota Tsusho Corp	346
5,628		Trend Micro, Inc	274
1,800		Tsuruha Holdings, Inc	147
33,407		Uni-Charm Corp	1,107
333		United Urban Investment Corp	526
10,630		USS Co Ltd	198
120,307		West Japan Railway Co	9,065
136,938	e	Yahoo! Japan Corp	336
11,704		Yakult Honsha Co Ltd	821
29,731	e	Yamada Denki Co Ltd	147
10,006		Yamaguchi Financial Group, Inc	85
13,808		Yamaha Corp	691
13,591		Yamaha Motor Co Ltd	267
31,255		Yamato Transport Co Ltd	809
5,653	*	Yamazaki Baking Co Ltd	92
11,624		Yaskawa Electric Corp	367
10,910		Yokogawa Electric Corp	227
5,600		Yokohama Rubber Co Ltd	104
519,500	e	Yume No Machi Souzou Iinkai Co Ltd	7,486
		TOTAL JAPAN	1,318,763

KAZAKHSTAN - 0.0%
649,526	*	KAZ Minerals plc	5,529
		TOTAL KAZAKHSTAN	5,529

KOREA, REPUBLIC OF - 1.3%
8,550		Amorepacific Corp	1,423
1,083		Amorepacific Corp (Preference)	102
825		BGF retail Co Ltd	159
28,652		BS Financial Group, Inc	169
30,300	*	Cafe24 Corp	2,893
77	*	Celltrion Healthcare Co Ltd	5
302	*	Celltrion, Inc	48
8,401		Cheil Communications, Inc	179
20,398		Cheil Industries, Inc	1,926
913		CJ CheilJedang Corp	260
1,790		CJ Corp	197
163	*	CJ Corp (Preference)	5
1,181		CJ O Shopping Co Ltd	243
3,076		Daelim Industrial Co	261
20,093	*	Daewoo Engineering & Construction Co Ltd	90
5,925		Daewoo International Corp	93
43,577		Daewoo Securities Co Ltd	282
4,136	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	102
19,533		DGB Financial Group Co Ltd	141
5,485		Dongbu Insurance Co Ltd	332
5,428		Doosan Bobcat, Inc	148
2,283		E-Mart Co Ltd	346
164,573		Fila Korea Ltd	11,319
2,186		GLOVIS Co Ltd	248
6,531		GS Engineering & Construction Corp	246
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
6,871		GS Holdings Corp	$320
2,927		GS Retail Co Ltd	101
78,040		Hana Financial Group, Inc	2,506
7,858		Hankook Tire Co Ltd	259
764		Hanmi Pharm Co Ltd	307
1,981		Hanmi Science Co Ltd	135
19,805		Hanon Systems	198
12,285		Hanwha Chemical Corp	227
4,764		Hanwha Corp	128
2,903	*	HDC Hyundai Development Co-Engineering & Construction	130
3,589	*	HLB, Inc	254
1,866		Honam Petrochemical Corp	479
3,398		Hotel Shilla Co Ltd	286
152,978		Hynix Semiconductor, Inc	10,030
1,675		Hyundai Department Store Co Ltd	149
8,372		Hyundai Engineering & Construction Co Ltd	395
4,076	*	Hyundai Heavy Industries	428
7,262		Hyundai Marine & Fire Insurance Co Ltd	243
17,976		Hyundai Mobis	3,306
38,828		Hyundai Motor Co	4,094
3,985		Hyundai Motor Co Ltd (2nd Preference)	268
2,565		Hyundai Motor Co Ltd (Preference)	157
1,052	*	Hyundai Robotics Co Ltd	309
9,003		Hyundai Steel Co	357
27,786		Industrial Bank of Korea	344
251,053	g	ING Life Insurance Korea Ltd	7,969
5,544		Kakao Corp	507
13,060		Kangwon Land, Inc	368
104,457		KB Financial Group, Inc	3,865
670		KCC Corp	188
69,135		Kia Motors Corp	2,155
7,947	*	Korea Aerospace Industries Ltd	248
69,564		Korea Electric Power Corp	1,830
1,018	*	Korea Express Co Ltd	149
3,365	*	Korea Gas Corp	134
4,575		Korea Investment Holdings Co Ltd	251
2,042	*	Korea Kumho Petrochemical	172
38,076		Korea Life Insurance Co Ltd	134
1,002		Korea Zinc Co Ltd	411
5,200		Korean Air Lines Co Ltd	146
3,567		KT Corp	86
31,193		KT&G Corp	2,844
12,166		LG Chem Ltd	3,930
994		LG Chem Ltd (Preference)	183
25,181		LG Corp	1,720
28,103		LG Electronics, Inc	1,863
2,478		LG Household & Health Care Ltd	3,097
245		LG Household & Health Care Ltd (Preference)	180
1,644		LG Innotek Co Ltd	171
12,415		LG Telecom Ltd	169
24,907		LG.Philips LCD Co Ltd	429
3,382	*	Lotte Corp	147
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,288		Lotte Shopping Co Ltd	$202
642		Medy-Tox, Inc	331
36,999		Naver Corp	4,049
1,904	*	NCsoft	832
2,991	g	Netmarble Corp	330
2,005		OCI Co Ltd	165
2,475		Orion Corp/Republic of Korea	218
154		Ottogi Corp	105
3,216		Pacific Corp	198
720	*	Pearl Abyss Corp	107
20,241		POSCO	4,520
2,647		POSCO Refractories & Environment Co Ltd	141
1,977		S1 Corp (Korea)	175
4,404	*,g	Samsung Biologics Co Ltd	1,243
3,481		Samsung Card Co	105
14,788		Samsung Electro-Mechanics Co Ltd	1,368
3,492,229		Samsung Electronics Co Ltd	137,744
223,003		Samsung Electronics Co Ltd (Preference)	7,141
17,119	*	Samsung Engineering Co Ltd	244
8,223		Samsung Fire & Marine Insurance Co Ltd	2,180
47,605	*	Samsung Heavy Industries Co Ltd	347
7,680		Samsung Life Insurance Co Ltd	569
14,466		Samsung SDI Co Ltd	2,741
9,234		Samsung SDS Co Ltd	1,916
7,667		Samsung Securities Co Ltd	226
112,648		Shinhan Financial Group Co Ltd	4,183
809		Shinsegae Co Ltd	241
6,926	*	SillaJen, Inc	394
8,319		SK C&C Co Ltd	1,985
18,353		SK Energy Co Ltd	2,903
2,249		SK Telecom Co Ltd	498
5,407		S-Oil Corp	427
30,566	*	STX Pan Ocean Co Ltd	111
1,677	*	ViroMed Co Ltd	415
5,551		Woongjin Coway Co Ltd	462
123,869		Woori Financial Group, Inc	1,500
16,739		Woori Investment & Securities Co Ltd	199
1,144		Yuhan Corp	242
		TOTAL KOREA, REPUBLIC OF	260,730

LUXEMBOURG - 0.0%
31,970		ArcelorMittal	649
547	e	Eurofins Scientific	227
6,115		Millicom International Cellular S.A.	371
15,947		Reinet Investments S.C.A	273
2,121		RTL Group	116
31,369		SES Global S.A.	488
44,112		Tenaris S.A.	621
		TOTAL LUXEMBOURG	2,745

MACAU - 0.1%
114,803	e	Galaxy Entertainment Group Ltd	782
10,760,725	e	MGM China Holdings Ltd	22,566
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
115,533		Sands China Ltd	$582
74,983	*	Wynn Macau Ltd	177
		TOTAL MACAU	24,107

MALAYSIA - 0.1%
136,700		AirAsia BHD	89
88,700		Alliance Financial Group BHD	89
160,200		AMMB Holdings BHD	179
14,800		British American Tobacco Malaysia BHD	131
513,552		Bumiputra-Commerce Holdings BHD	649
424,100		Dialog Group BHD	329
325,000		Digi.Com BHD	363
14,100		Fraser & Neave Holdings BHD	120
204,300		Gamuda BHD	145
223,500		Genting BHD	364
22,100		Genting Plantations BHD	57
57,900		HAP Seng Consolidated BHD	140
170,300		Hartalega Holdings BHD	193
69,300		Hong Leong Bank BHD	345
20,800		Hong Leong Credit BHD	98
268,000		IHH Healthcare BHD	379
297,400		IJM Corp BHD	162
196,700		IOI Corp BHD	215
129,700		IOI Properties Group BHD	42
46,400		Kuala Lumpur Kepong BHD	282
423,149		Malayan Banking BHD	962
100,800		Malaysia Airports Holdings BHD	179
238,900		Maxis BHD	314
129,200		MISC BHD	212
6,400		Nestle Malaysia BHD	230
264,400		Petronas Chemicals Group BHD	594
33,300		Petronas Dagangan BHD	204
78,100		Petronas Gas BHD	338
59,180		PPB Group BHD	266
152,600		Press Metal BHD	169
311,700		Public Bank BHD	1,770
64,600		QL Resources BHD	109
326,600		Resorts World BHD	257
95,000		RHB Capital BHD	133
245,000		Sime Darby BHD	134
248,900		Sime Darby Plantation BHD	306
300,800		Sime Darby Property BHD	82
150,500		SP Setia BHD	84
117,900		Telekom Malaysia BHD	93
337,100		Tenaga Nasional BHD	1,047
285,724		TM International BHD	291
178,600		Top Glove Corp BHD	202
108,600		Westports Holdings BHD	100
322,800		YTL Corp BHD	84
		TOTAL MALAYSIA	12,531

MEXICO - 0.2%
780,300		Alfa S.A. de C.V. (Class A)	829
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
55,600		Alsea SAB de C.V.	$116
3,528,000		America Movil S.A. de C.V. (Series L)	2,523
474,285	e	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	648
1,568,800	*,e	Cemex S.A. de C.V.	733
54,800		Coca-Cola Femsa S.A. de C.V.	362
20,500		El Puerto de Liverpool SAB de C.V.	130
45,800		Embotelladoras Arca SAB de C.V.	255
353,200		Fibra Uno Administracion S.A. de C.V.	488
515,900		Fomento Economico Mexicano S.A. de C.V.	4,762
21,654		Fresnillo plc	245
22,470		Gruma SAB de C.V.	229
38,400		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	341
22,210		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	359
171,000		Grupo Bimbo S.A. de C.V. (Series A)	358
42,400	e	Grupo Carso S.A. de C.V. (Series A1)	167
273,800		Grupo Financiero Banorte S.A. de C.V.	1,489
8,206,527		Grupo Financiero Inbursa S.A.	11,369
968,900		Grupo Mexico S.A. de C.V. (Series B)	2,664
256,000	e	Grupo Televisa S.A.	567
44,930		Industrias Penoles S.A. de C.V.	562
61,700		Infraestructura Energetica ,NV SAB de C.V.	248
143,900	*	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	244
34,100		Megacable Holdings SAB de C.V.	158
110,200		Mexichem SAB de C.V.	263
25,090		Promotora y Operadora de Infraestructura SAB de C.V.	249
1,378,300		Wal-Mart de Mexico SAB de C.V.	3,687
		TOTAL MEXICO	34,045

MONGOLIA - 0.0%
47,731	*	Turquoise Hill Resources Ltd	79
		TOTAL MONGOLIA	79

NETHERLANDS - 2.1%
1,730,123	g	ABN AMRO Group NV (ADR)	39,005
26,903	*,g	Adyen NV	21,101
85,969		Aegon NV	413
40,031		Akzo Nobel NV	3,556
798	*,e	Altice NV (Class A)	2
266	*	Altice NV (Class B)	1
395,236		ASML Holding NV	74,285
269		Boskalis Westminster	7
29,071	*	Cimpress NV	2,329
8,905		DSM NV	971
4,058		Eurocommercial Properties NV	117
183,778	g	Euronext NV	11,660
9,633		EXOR NV	626
192	*	Fugro NV	2
5,552		Heineken Holding NV	557
49,248		Heineken NV	5,205
8,186,625		ING Groep NV	99,200
8,000	*	InterXion Holding NV	534
231,271		Koninklijke Ahold Delhaize NV	6,157
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
856,283	e	Koninklijke KPN NV	$2,718
478,498		Koninklijke Philips Electronics NV	19,550
3,538		Koninklijke Vopak NV	169
14,771		NN Group NV	615
355,037		NXP Semiconductors NV	31,382
254	*	OCI NV	7
5,781	e	Randstad Holdings NV	282
2,994,624		Royal Dutch Shell plc (A Shares)	94,109
362,624		Royal Dutch Shell plc (B Shares)	11,461
3,479	e	Wereldhave NV	95
27,314		Wolters Kluwer NV	1,861
		TOTAL NETHERLANDS	427,977

NEW ZEALAND - 0.0%
35,379	*	a2 Milk Co Ltd	346
57,149		Air New Zealand Ltd	99
90,895		Auckland International Airport Ltd	504
1,120		Contact Energy Ltd	6
27,580		Fisher & Paykel Healthcare Corp	295
77,447	*	Fletcher Building Ltd	261
92,739		Kiwi Property Group Ltd	94
61,648		Meridian Energy Ltd	176
35,240		Ryman Healthcare Ltd	294
172,211		Telecom Corp of New Zealand Ltd	446
		TOTAL NEW ZEALAND	2,521

NORWAY - 0.6%
1,026,006		Aker BP ASA	36,590
457	*	Aker Solutions ASA	2
952,534		DNB NOR Holding ASA	17,546
19,516	e	Gjensidige Forsikring BA	337
127,172		Norsk Hydro ASA	517
76,756		Orkla ASA	589
20,903		PAN Fish ASA	467
4,913		Schibsted ASA (B Shares)	176
2,518,423		Statoil ASA	55,204
70,179		Telenor ASA	1,405
348,900		TGS Nopec Geophysical Co ASA	9,529
16,748		Yara International ASA	686
		TOTAL NORWAY	123,048

PAKISTAN - 0.0%
46,500		Habib Bank Ltd	44
19,200		MCB Bank Ltd	27
101,200		Oil & Gas Development Co Ltd	106
		TOTAL PAKISTAN	177

PERU - 0.0%
20,800		Cia de Minas Buenaventura S.A. (ADR) (Series B)	360
16,800		Credicorp Ltd (NY)	4,031
8,852		Southern Copper Corp (NY)	351
		TOTAL PERU	4,742
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
PHILIPPINES - 0.2%
211,300		Aboitiz Equity Ventures, Inc	$237
159,100		Aboitiz Power Corp	107
420,700		Alliance Global Group, Inc	130
68,130		Ayala Corp	1,220
2,003,300		Ayala Land, Inc	1,714
532,920		Banco de Oro Universal Bank	1,360
105,910		Bank of the Philippine Islands	170
412,600		DMCI Holdings, Inc	94
3,480		Globe Telecom, Inc	129
10,199		GT Capital Holdings, Inc	181
108,220		International Container Term Services, Inc	269
301,680		JG Summit Holdings (Series B)	365
49,520		Jollibee Foods Corp	299
26,730		Manila Electric Co	194
132,745,178		Megaworld Corp	14,664
1,614,900		Metro Pacific Investments Corp	149
183,146		Metropolitan Bank & Trust	279
8,950		PLDT, Inc	196
219,600		Robinsons Land Corp	103
5,471,450		Robinsons Retail Holdings, Inc	8,232
27,880		Security Bank Corp	92
25,930		SM Investments Corp	462
2,450,400		SM Prime Holdings	1,863
98,560		Universal Robina	285
		TOTAL PHILIPPINES	32,794

POLAND - 0.0%
8,836	*	Alior Bank S.A.	138
802		Bank Handlowy w Warszawie S.A.	14
54,656	*	Bank Millennium S.A.	127
43,210		Bank Pekao S.A.	1,239
3,619		Bank Zachodni WBK S.A.	359
1,383		BRE Bank S.A.	153
2,902		CCC S.A.	163
7,182	*	CD Projekt Red S.A.	375
25,727	*	Cyfrowy Polsat S.A.	172
4,970	*,g	Dino Polska S.A.	157
11,792		Grupa Lotos S.A.	256
5,442	*	Jastrzebska Spolka Weglowa S.A.	87
14,743	*	KGHM Polska Miedz S.A.	411
134		LPP S.A.	291
218,534		Polish Oil & Gas Co	356
89,922	*	Polska Grupa Energetyczna S.A.	233
87,192		Polski Koncern Naftowy Orlen S.A.	2,219
238,040		Powszechna Kasa Oszczednosci Bank Polski S.A.	2,393
156,574		Powszechny Zaklad Ubezpieczen S.A.	1,653
56,663	*	Telekomunikacja Polska S.A.	76
		TOTAL POLAND	10,872

PORTUGAL - 0.1%
23,456	*	Banco Comercial Portugues S.A.	6
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
229,579		Energias de Portugal S.A.	$903
41,735		Galp Energia SGPS S.A.	669
814,944		Jeronimo Martins SGPS S.A.	12,033
		TOTAL PORTUGAL	13,611

QATAR - 0.0%
21,057	*	Barwa Real Estate Co	212
18,731	*	Commercial Bank of Qatar QSC	231
82,245	*	Ezdan Holding Group QSC	224
19,007	*	Industries Qatar QSC	648
38,361	*	Masraf Al Rayan	387
7,606	*	Ooredoo QSC	139
5,329	*	Qatar Electricity & Water Co	252
17,313	*	Qatar Insurance Co SAQ	174
11,924	*	Qatar Islamic Bank SAQ	497
47,575	*	Qatar National Bank	2,359
		TOTAL QATAR	5,123

ROMANIA - 0.0%
38,862	*	NEPI Rockcastle plc	327
		TOTAL ROMANIA	327

RUSSIA - 0.5%
1,478,664		Gazprom (ADR)	6,684
122,617		LUKOIL PJSC (ADR)	10,963
38,870		Magnit PJSC (GDR)	548
175,665		MMC Norilsk Nickel PJSC (ADR)	3,693
55,400	e	Mobile TeleSystems (ADR)	419
25,530		Novatek PJSC (GDR)	4,376
13,904		Novolipetsk Steel PJSC (GDR)	357
14,499		PhosAgro PJSC (GDR)	182
23,482		Polymetal International plc (ADR)	264
6,597		Polyus PJSC (GDR)	271
355,059	*	Rosneft Oil Co PJSC (GDR)	2,230
687,758	*	Sberbank of Russia (ADR)	9,065
24,689		Severstal (GDR)	385
493,511		Surgutneftegaz (ADR) (London)	1,841
69,800		Tatneft PJSC (ADR)	4,815
187,235		VTB Bank (GDR)	214
13,684		X5 Retail Group NV (GDR)	341
1,501,850	*	Yandex NV	51,573
		TOTAL RUSSIA	98,221

SINGAPORE - 0.1%
326,045		Ascendas REIT	701
23,300	e,g	BOC Aviation Ltd	190
322,846		CapitaCommercial Trust	462
328,246		CapitaLand Ltd	886
124,617		CapitaMall Trust	219
60,700		City Developments Ltd	406
104,548		ComfortDelgro Corp Ltd	199
488,130		DBS Group Holdings Ltd	9,112
300,092		Genting Singapore Ltd	231
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
322,065	e	Golden Agri-Resources Ltd	$67
4,566		Jardine Cycle & Carriage Ltd	110
42		Kenon Holdings Ltd	1
71,068		Keppel Corp Ltd	327
546,735		Oversea-Chinese Banking Corp	4,470
48,148		SembCorp Industries Ltd	91
25,684		Singapore Airlines Ltd	183
32,600		Singapore Airport Terminal Services Ltd	123
317,643		Singapore Exchange Ltd	1,717
78,825	e	Singapore Press Holdings Ltd	140
75,007		Singapore Technologies Engineering Ltd	207
39,800		Singapore Telecommunications Ltd	89
1,062,791		Singapore Telecommunications Ltd	2,373
308,600		Suntec Real Estate Investment Trust	445
234,843		United Overseas Bank Ltd	4,382
69,731		UOL Group Ltd	358
13,200		Venture Corp Ltd	175
88,862		Wilmar International Ltd	217
		TOTAL SINGAPORE	27,881

SOUTH AFRICA - 0.4%
187,306	e	Absa Group Ltd	1,982
5,894		Anglo American Platinum Ltd	301
220,571	e	Anglo American plc (London)	5,899
44,418	e	AngloGold Ashanti Ltd	584
104,545		Aspen Pharmacare Holdings Ltd	675
88,000		Bid Corp Ltd	1,819
87,381		Bidvest Group Ltd	1,177
4,237	e	Capitec Bank Holdings Ltd	396
26,176		Clicks Group Ltd	334
92,712	e	Discovery Holdings Ltd	882
31,349		Exxaro Resources Ltd	357
888,137	e	FirstRand Ltd	3,889
76,884	e	Fortress REIT Ltd	57
111,900		Fortress REIT Ltd (Class A)	142
23,368		Foschini Ltd	265
89,200	e	Gold Fields Ltd	329
775,277		Growthpoint Properties Ltd	1,312
25,799		Hyprop Investments Ltd	126
29,533		Investec Ltd	173
57,991		Investec plc	334
6,785	e	Kumba Iron Ore Ltd	203
10,791		Liberty Holdings Ltd	76
154,646		Life Healthcare Group Holdings Pte Ltd	288
82,825	*,e	Metropolitan Holdings Ltd	95
12,202		Mondi Ltd	271
26,943		Mr Price Group Ltd	354
443,834	e	MTN Group Ltd	2,732
116,429	*	MultiChoice Group Ltd	974
115,039		Naspers Ltd (N Shares)	26,809
83,570	e	Nedbank Group Ltd	1,461
145,366		Network Healthcare Holdings Ltd	236
224,680		Old Mutual Ltd (London)	331
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
37,794		Pick’n Pay Stores Ltd	$174
16,308		PSG Group Ltd	296
61,337		Rand Merchant Investment Holdings Ltd	143
557,784		Redefine Properties Ltd	375
140,379		Remgro Ltd	1,807
27,696		Resilient REIT Ltd	105
183,840	e	RMB Holdings Ltd	970
408,769	e	Sanlam Ltd	2,098
53,411		Sappi Ltd	247
146,512		Sasol Ltd	4,568
116,377		Shoprite Holdings Ltd	1,282
19,807		Spar Group Ltd	264
340,236		Standard Bank Group Ltd	4,389
27,551		Telkom S.A. Ltd	140
16,843		Tiger Brands Ltd	310
46,775		Truworths International Ltd	226
161,148		Vodacom Group Pty Ltd	1,244
102,644		Woolworths Holdings Ltd	331
		TOTAL SOUTH AFRICA	73,832

SPAIN - 0.4%
21,755		ACS Actividades Construccion y Servicios S.A.	956
3,312	g	Aena S.A.	597
258,808		Amadeus IT Holding S.A.	20,743
619,991	*	Banco Bilbao Vizcaya Argentaria S.A.	3,542
480,251		Banco de Sabadell S.A.	479
2,275,571		Banco Santander S.A.	10,567
111,391		Bankia S.A.	289
33,016		Bankinter S.A.	252
260,170	*	CaixaBank S.A.	814
93,018		Corp Mapfre S.A.	256
2,042	e	Distribuidora Internacional de Alimentacion S.A.	1
20,532		Enagas	598
360,922		Endesa S.A.	9,211
45,106		Ferrovial S.A.	1,057
153,998		Gas Natural SDG S.A.	4,310
28,024		Grifols S.A.	786
843,990		Iberdrola S.A.	7,410
224,538		Industria De Diseno Textil S.A.	6,602
17,395		Inmobiliaria Colonial S.A.	179
8,117		Lar Espana Real Estate Socimi S.A.	68
108,528	*,†,e	Let’s GOWEX S.A.	1
28,991		Merlin Properties Socimi S.A.	379
74,431		Red Electrica Corp S.A.	1,587
128,099		Repsol YPF S.A.	2,192
234,807	*,e	Siemens Gamesa Renewable Energy	3,743
1,008,149		Telefonica S.A.	8,445
670		Zardoya Otis S.A.	5
		TOTAL SPAIN	85,069

SWEDEN - 0.5%
13,957		Alfa Laval AB	321
709,260		Assa Abloy AB	15,308
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
63,354		Atlas Copco AB (A Shares)	$1,704
18,821	e	Atlas Copco AB (B Shares)	467
2,071	e	Autoliv, Inc	152
387,038		Boliden AB	11,030
11,596		Castellum AB	225
11,651		Electrolux AB (Series B)	300
18,822	*	Epiroc AB	180
31,793	*	Epiroc AB (Class A)	321
1,238,057		Ericsson (LM) (B Shares)	11,405
56,168		Essity AB	1,621
27,832		Fabege AB	405
25,512	*	Fastighets AB Balder	818
85,987		Hennes & Mauritz AB (B Shares)	1,435
371,841		Hexagon AB (B Shares)	19,433
20,476	e	Husqvarna AB (B Shares)	168
4,062	e	ICA Gruppen AB	163
8,637		Industrivarden AB	181
467,783	e	Intrum Justitia AB	13,452
11,544		Investment AB Kinnevik (B Shares)	299
42,866		Investor AB (B Shares)	1,932
23,193		Kungsleden AB	185
3,953		Lundbergs AB (B Shares)	125
8,922		Lundin Petroleum AB	302
103,306		Sandvik AB	1,680
13,582	*	SAS AB	27
15,122		Securitas AB (B Shares)	245
427,769	e	Skandinaviska Enskilda Banken AB (Class A)	3,706
16,618	e	Skanska AB (B Shares)	302
18,233	e	SKF AB (B Shares)	303
142,075	*,e	Svenska Handelsbanken AB	1,500
85,145	*,e	Swedbank AB (A Shares)	1,203
8,437	e	Swedish Match AB	431
23,784	e	Tele2 AB (B Shares)	317
135,797		TeliaSonera AB	612
146,202	e	Volvo AB (B Shares)	2,269
		TOTAL SWEDEN	94,527

SWITZERLAND - 3.5%
368,729		ABB Ltd	6,930
15,568		Adecco S.A.	831
2,992	*	Aryzta AG.	4
4,452		Baloise Holding AG.	736
211		Barry Callebaut AG.	381
95,091		Cie Financiere Richemont S.A.	6,937
10,334	*	Clariant AG.	217
9,714		Coca-Cola HBC AG.	331
5,326,901		Credit Suisse Group	62,093
1,644		Dufry Group	173
767		EMS-Chemie Holding AG.	416
3,526		Geberit AG.	1,442
872	*	Givaudan S.A.	2,232
2,118,680		Glencore Xstrata plc	8,780
34,498		Holcim Ltd	1,706
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
318	*	Idorsia Ltd	$6
20,996		Julius Baer Group Ltd	849
4,935		Kuehne & Nagel International AG.	677
8,116		LafargeHolcim Ltd	401
95		Lindt & Spruengli AG.	646
20		Lindt & Spruengli AG. (Registered)	1,565
343,815		Lonza Group AG.	106,740
1,388,003		Nestle S.A.	132,347
1,980,706		Novartis AG.	190,384
3,621		Pargesa Holding S.A.	284
1,587		Partners Group	1,154
5,150		Phonak Holding AG.	1,021
4,058		PSP Swiss Property AG.	441
434,790		Roche Holding AG.	119,808
4,126	*	Schindler Holding AG.	856
1,907	*	Schindler Holding AG. (Registered)	395
513		SGS S.A.	1,278
12,369		Sika AG.	1,730
62,064		STMicroelectronics NV	921
4,988		Straumann Holding AG.	4,078
68		Sulzer AG.	7
3,236		Swatch Group AG.	927
2,373		Swatch Group AG. (Registered)	131
3,096		Swiss Life Holding	1,364
10,944		Swiss Prime Site AG.	959
30,849		Swiss Re Ltd	3,015
2,309	e	Swisscom AG.	1,130
2,908		Temenos Group AG.	429
460,761		UBS AG.	5,591
2,170		Vifor Pharma AG.	294
96,011		Zurich Financial Services AG.	31,783
		TOTAL SWITZERLAND	704,420

TAIWAN - 1.1%
301,000		Acer, Inc	194
37,000		Advantech Co Ltd	308
12,000		Airtac International Group	156
361,000	*	ASE Industrial Holding Co Ltd	792
236,000		Asia Cement Corp	307
73,000		Asustek Computer, Inc	529
884,000		AU Optronics Corp	326
166,000		Catcher Technology Co Ltd	1,282
2,174,000		Cathay Financial Holding Co Ltd	3,176
2,931,517		Chailease Holding Co Ltd	12,012
552,480		Chang Hwa Commercial Bank	331
184,000		Cheng Shin Rubber Industry Co Ltd	251
53,335		Chicony Electronics Co Ltd	124
204,000		China Airlines	65
1,381,000		China Development Financial Holding Corp	462
273,700		China Life Insurance Co Ltd (Taiwan)	233
3,562,000		China Steel Corp	2,926
1,878,000		Chinatrust Financial Holding Co	1,247
1,035,000		Chunghwa Telecom Co Ltd	3,680
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
411,000		Compal Electronics, Inc	$256
698,182		Dadi Early-Childhood Education Group Ltd	5,577
534,000		Delta Electronics, Inc	2,759
1,052,053		E.Sun Financial Holding Co Ltd	812
19,000		Eclat Textile Co Ltd	256
166,122		Eva Airways Corp	81
232,373		Evergreen Marine Corp Tawain Ltd	90
327,000		Far Eastern Textile Co Ltd	324
176,000		Far EasTone Telecommunications Co Ltd	425
36,000		Feng TAY Enterprise Co Ltd	255
1,067,930		First Financial Holding Co Ltd	731
839,000		Formosa Chemicals & Fibre Corp	3,057
394,000		Formosa Petrochemical Corp	1,479
1,145,000		Formosa Plastics Corp	4,076
65,000		Formosa Taffeta Co Ltd	78
89,000		Foxconn Technology Co Ltd	178
1,793,000		Fubon Financial Holding Co Ltd	2,680
1,052,000		Fuhwa Financial Holdings Co Ltd	600
32,000		Giant Manufacturing Co Ltd	229
23,000		Globalwafers Co Ltd	227
78,000		Highwealth Construction Corp	129
24,929		Hiwin Technologies Corp	211
3,361,000		Hon Hai Precision Industry Co, Ltd	8,033
1,535,678		Hota Industrial Manufacturing Co Ltd	5,667
29,000		Hotai Motor Co Ltd	356
793,050		Hua Nan Financial Holdings Co Ltd	499
920,000		InnoLux Display Corp	299
253,000		Inventec Co Ltd	193
80,400		Largan Precision Co Ltd	12,059
213,000		Lite-On Technology Corp	310
1,526,000		MediaTek, Inc	14,031
1,179,000		Mega Financial Holding Co Ltd	1,074
74,000		Micro-Star International Co Ltd	209
1,323,000		Nan Ya Plastics Corp	3,392
116,000		Nanya Technology Corp	232
16,000		Nien Made Enterprise Co Ltd	141
60,000		Novatek Microelectronics Corp Ltd	386
208,000		Pegatron Technology Corp	361
14,000		Phison Electronics Corp	137
215,000		Pou Chen Corp	262
71,000		Powertech Technology, Inc	168
60,000		President Chain Store Corp	591
283,000		Quanta Computer, Inc	532
47,000		Realtek Semiconductor Corp	279
50,400		Ruentex Development Co Ltd	76
34,600		Ruentex Industries Ltd	91
330,000		Shanghai Commercial & Savings Bank Ltd	522
1,046,950		Shin Kong Financial Holding Co Ltd	309
1,058,300		SinoPac Financial Holdings Co Ltd	392
38,000		Standard Foods Corp	64
141,000		Synnex Technology International Corp	170
30,000	*	TaiMed Biologics, Inc	164
1,005,220		Taishin Financial Holdings Co Ltd	459
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
367,680		Taiwan Business Bank	$143
1,015,800		Taiwan Cement Corp	1,362
930,410		Taiwan Cooperative Financial Holding	589
221,000		Taiwan High Speed Rail Corp	258
178,000		Taiwan Mobile Co Ltd	644
15,027,200		Taiwan Semiconductor Manufacturing Co Ltd	120,354
203,000	*	Tatung Co Ltd	161
512,000		Uni-President Enterprises Corp	1,244
3,124,000		United Microelectronics Corp	1,183
92,000		Vanguard International Semiconductor Corp	199
35,000		Walsin Technology Corp	228
36,000		Win Semiconductors Corp	255
302,000		Winbond Electronics Corp	145
285,697		Wistron Corp	220
137,640		WPG Holdings Co Ltd	180
27,339		Yageo Corp	288
45,000		Zhen Ding Technology Holding Ltd	140
		TOTAL TAIWAN	231,962

THAILAND - 0.1%
110,800		Advanced Info Service PCL (Foreign)	644
1,072,100		Airports of Thailand PCL (Foreign)	2,279
24,400		Bangkok Bank PCL (Foreign)	166
310,300		Bangkok Dusit Medical Services PCL (Foreign)	243
496,600		Bangkok Expressway & Metro PCL	158
248,500		Banpu PCL (Foreign)	127
83,100		Berli Jucker PCL	130
444,090		BTS Group Holdings PCL	154
30,200		Bumrungrad Hospital PCL (Foreign)	171
90,100		Central Pattana PCL (Foreign)	208
225,100		Charoen Pokphand Foods PCL	181
1,302,500		CP Seven Eleven PCL (Foreign)	3,069
29,600		Delta Electronics Thai PCL	66
8,200		Electricity Generating PCL	76
105,200		Energy Absolute PCL (Foreign)	159
56,000		Glow Energy PCL (Foreign)	161
31,800		Gulf Energy Development PCL	96
266,500		Home Product Center PCL (Foreign)	129
120,600		Indorama Ventures PCL (Foreign)	189
1,446,800		IRPC PCL (Foreign)	259
469,100		Kasikornbank PCL (Foreign)	2,783
350,500		Krung Thai Bank PCL (Foreign)	212
267,000		Land and Houses PCL Co Reg	90
162,300		Minor International PCL (Foreign)	197
48,500		Muangthai Capital PCL	67
401,000		PTT Exploration & Production PCL (Foreign)	1,586
244,000		PTT Global Chemical PCL (Foreign)	518
2,930,700		PTT PCL (Foreign)	4,407
31,400		Robinson PCL	58
40,300		Siam Cement PCL (Foreign)	607
194,100		Siam Commercial Bank PCL (Foreign)	808
142,400		Thai Oil PCL (Foreign)	312
110,400		Thai Union Group PCL	67
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
625,100		TMB Bank PCL (Foreign)	$40
812,200		True Corp PCL (Foreign)	122
		TOTAL THAILAND	20,539

TURKEY - 0.1%
758,370	*	Akbank TAS	864
19,492		Anadolu Efes Biracilik Ve Malt Sanayii AS	61
22,322	*	Arcelik AS	68
39,393		Aselsan Elektronik Sanayi Ve Ticaret AS	151
21,945		BIM Birlesik Magazalar AS	300
159,727		Eregli Demir ve Celik Fabrikalari TAS	262
6,702		Ford Otomotiv Sanayi AS	59
99,382		Haci Omer Sabanci Holding AS	140
202,155		KOC Holding AS	585
90,420		Petkim Petrokimya Holding	74
19,701		TAV Havalimanlari Holding AS	83
14,867		Tupras Turkiye Petrol Rafine	333
56,852	*	Turk Hava Yollari	132
70,080		Turk Sise ve Cam Fabrikalari AS	73
289,304		Turkcell Iletisim Hizmet AS	628
6,075,046		Turkiye Garanti Bankasi AS	9,139
63,131		Turkiye Halk Bankasi AS	73
163,478		Turkiye Is Bankasi (Series C)	162
		TOTAL TURKEY	13,187

UNITED ARAB EMIRATES - 0.0%
213,779	*	Abu Dhabi Commercial Bank PJSC	552
412,161		Aldar Properties PJSC	204
174,902		DAMAC Properties Dubai Co PJSC	64
44,623		DP World Ltd	714
168,592	*	Dubai Islamic Bank PJSC	225
87,408	*	Emaar Development PJSC	92
207,988	*	Emaar Malls Group PJSC	99
943,780		Emaar Properties PJSC	1,208
462,650		Emirates Telecommunications Group Co PJSC	2,107
288,273	*	National Bank of Abu Dhabi PJSC	1,199
5,024	e	NMC Health plc	150
127		Orascom Construction Ltd	1
		TOTAL UNITED ARAB EMIRATES	6,615

UNITED KINGDOM - 5.4%
90,780		3i Group plc	1,164
18,384		Admiral Group plc	520
11,553		Aggreko plc	119
548,034		Aptiv plc	43,563
1,575,165		Ashtead Group plc	38,079
167	*,e	ASOS plc	7
414,931		Associated British Foods plc	13,194
665,413		AstraZeneca plc	53,114
44,872	g	Auto Trader Group plc	305
371,488		Aviva plc	1,998
11,881		Babcock International Group	76
299,311		BAE Systems plc	1,881
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,584,071		Barclays plc	$3,191
48,698		Barratt Developments plc	380
1,028,700		Beazley plc	6,903
153,000	*	Belmond Ltd.	3,814
5,973		Berkeley Group Holdings plc	287
69,580		Big Yellow Group plc	899
4,861,800	*	boohoo.com plc	11,976
5,398,855		BP plc	39,204
2,641,412		British American Tobacco plc	110,194
19,200		British American Tobacco plc (ADR)	801
947,951		British Land Co plc	7,278
279,412		Britvic plc	3,468
770,460		BT Group plc	2,238
31,341		Bunzl plc	1,034
40,235		Burberry Group plc	1,025
74,662	*	Capita Group plc	121
23,193		Capital & Counties Properties	73
515,562		Centrica plc	768
2,306,771		CNH Industrial NV	23,503
108,123	*	Cobham plc	156
10,520		Coca-Cola European Partners plc (Class A)	544
150,427		Compass Group plc	3,539
66,399	g	ConvaTec Group plc	123
6,325		Croda International plc	416
1,040		CYBG plc	3
4,825		DCC plc	417
404,000		Dechra Pharmaceuticals plc	14,215
34,790		Derwent London plc	1,461
2,389,352		Diageo plc	97,777
65,633		Direct Line Insurance Group plc	302
15,313		easyJet plc	223
3,157,457		Electrocomponents plc	23,124
89,025		Experian Group Ltd	2,410
658,252		Fevertree Drinks plc	25,908
92,615	*	Fiat DaimlerChrysler Automobiles NV	1,383
740,699		GlaxoSmithKline plc	15,389
139,960		Great Portland Estates plc	1,361
78,368		Group 4 Securicor plc	188
26,665		GVC Holdings plc	194
1,006,137		Hammerson plc	4,405
13,734		Hargreaves Lansdown plc	334
2,541,459		HSBC Holdings plc	20,652
12,380		IMI plc	155
90,004		Imperial Tobacco Group plc	3,079
2,029	*	Indivior plc	3
60,381		Informa plc	586
19,222		Inmarsat plc	139
16,492		InterContinental Hotels Group plc	993
46,127		International Consolidated Airlines Group S.A.	307
14,934		Intertek Group plc	946
31,744	e	Intu Properties plc	44
176,182		ITV plc	292
84,679		J Sainsbury plc	260
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
33,532	e	John Wood Group plc	$222
9,459		Johnson Matthey plc	388
1,224,814	*	Just Eat plc	11,985
104,535		Kingfisher plc	321
152,217		Land Securities Group plc	1,812
4,986,800	e	Learning Technologies Group plc	4,587
560,290		Legal & General Group plc	2,011
12,183	*	Liberty Global plc	295
152,389	*	Liberty Global plc (Class A)	3,798
989,376		Linde plc	174,201
123,705		Linde plc	21,763
12,046,804		Lloyds TSB Group plc	9,760
143,649		London Stock Exchange Group plc	8,886
167	*	Lonmin plc	0	^
1,345,618		Man Group plc	2,384
77,734		Marks & Spencer Group plc	282
74,361		Meggitt plc	487
446,773		Melrose Industries plc	1,067
34,873	g	Merlin Entertainments plc	156
20,554	*	Micro Focus International plc	534
11,800		Micro Focus International plc (ADR)	304
39,516		Mondi plc	875
321,410		National Grid plc	3,568
3,048		New Carphone Warehouse plc	6
28,076		Next plc	2,040
515,949	e	Old Mutual Ltd	783
37,722		Pearson plc	412
29,253		Persimmon plc	827
804		Petrofac Ltd	5
1,631,399		Prudential plc	32,702
74,991	g	Quilter plc	143
97,663		Reckitt Benckiser Group plc	8,128
460,624		RELX plc	9,846
213,401		RELX plc (London)	4,567
170,021		Rolls-Royce Group plc	2,002
232,359		Royal Bank of Scotland Group plc	748
47,416		Royal Mail plc	147
48,789		RSA Insurance Group plc	323
57,983		Safestore Holdings plc	450
51,681		Sage Group plc	472
6,164		Schroders plc	217
96,077		Scottish & Southern Energy plc	1,486
3	*	Seadrill Ltd	0	^
184,930		Segro plc	1,623
11,296		Severn Trent plc	291
17,395		Shaftesbury plc	199
83,335	e	Smith & Nephew plc	1,655
19,013		Smiths Group plc	356
838	*	Sports Direct International plc	3
26,094		St. James’s Place plc	350
281,212		Standard Chartered plc	2,168
225,031		Standard Life Aberdeen plc	773
12,628		Subsea 7 S.A.	156
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
21,291		Tate & Lyle plc	$201
157,553		Taylor Wimpey plc	360
9,663		TechnipFMC plc	226
10,296		TechnipFMC plc (Euro OTC)	242
26,171,111		Tesco plc	79,207
11,287		Travis Perkins plc	202
791		Tullett Prebon plc	3
683,636		Unilever NV	39,857
320,226		Unilever plc	18,433
32,339		United Utilities Group plc	343
1,591,900		Vesuvius plc	12,311
6,805,357		Vodafone Group plc	12,401
11,907		Weir Group plc	242
139,325		Whitbread plc	9,220
2,688		William Hill plc	6
109,849		WM Morrison Supermarkets plc	326
609,543		WPP plc	6,439
		TOTAL UNITED KINGDOM	1,095,088

UNITED STATES - 55.3%
82,066		3M Co	17,052
3,422		A.O. Smith Corp	182
1,632,919		Abbott Laboratories	130,536
226,332		AbbVie, Inc	18,240
1,013	*	Abiomed, Inc	289
44,100		Accenture plc	7,762
604,006		Activision Blizzard, Inc	27,500
907		Acuity Brands, Inc	109
42,751	*	Adobe, Inc	11,393
1,741		Advance Auto Parts, Inc	297
438,282	*	Advanced Micro Devices, Inc	11,185
15,721		AES Corp	284
1,251		Affiliated Managers Group, Inc	134
60,283		Aflac, Inc	3,014
140,515		Agilent Technologies, Inc	11,295
12,420		AGNC Investment Corp	224
11,000		Agree Realty Corp	763
201,428		Air Products & Chemicals, Inc	38,465
3,940	*	Akamai Technologies, Inc	283
140,708		Albemarle Corp	11,535
17,474		Alexandria Real Estate Equities, Inc	2,491
629,940	*	Alexion Pharmaceuticals, Inc	85,155
14,810	*	Align Technology, Inc	4,211
3,691	*	Alkermes plc	135
7,792	*	Alleghany Corp	4,772
2,250		Allegion plc	204
174,978		Allergan plc	25,619
1,189		Alliance Data Systems Corp	208
96,073		Alliant Energy Corp	4,528
128,988		Allison Transmission Holdings, Inc	5,794
28,164		Allstate Corp	2,653
9,994		Ally Financial, Inc	275
2,154	*	Alnylam Pharmaceuticals, Inc	201
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
181,290	*	Alphabet, Inc (Class A)	$213,358
160,259	*	Alphabet, Inc (Class C)	188,034
7,759		Altice USA, Inc	167
267,136		Altria Group, Inc	15,342
226,837	*	Amazon.com, Inc	403,940
16,653	*	AMC Networks, Inc	945
224		Amerco, Inc	83
5,795		Ameren Corp	426
2,766		American Airlines Group, Inc	88
34,283		American Electric Power Co, Inc	2,871
531,843		American Express Co	58,130
1,800		American Financial Group, Inc	173
50,000		American Homes 4 Rent	1,136
274,601		American International Group, Inc	11,824
50,274		American Tower Corp	9,907
4,283		American Water Works Co, Inc	447
3,338		Ameriprise Financial, Inc	428
21,205		AmerisourceBergen Corp	1,686
5,506		Ametek, Inc	457
88,299		Amgen, Inc	16,775
7,138		Amphenol Corp (Class A)	674
436,953		Anadarko Petroleum Corp	19,873
25,737		Analog Devices, Inc	2,709
33,063		Annaly Capital Management, Inc	330
1,992	*	Ansys, Inc	364
37,845		Anthem, Inc	10,861
18,664		Aon plc	3,186
9,047		Apache Corp	314
11,601		Apartment Investment & Management Co	583
2,777,604	n	Apple, Inc	527,606
79,219		Applied Materials, Inc	3,142
351,171		ARAMARK Holdings Corp	10,377
9,563	*	Arch Capital Group Ltd	309
13,295		Archer Daniels Midland Co	573
10,238		Arconic, Inc	196
1,248	*	Arista Networks, Inc	392
1,991	*	Arrow Electronics, Inc	153
4,337		Arthur J. Gallagher & Co	339
96,756		Ashland Global Holdings, Inc	7,560
61,629		Associated Banc-Corp	1,316
1,182		Assurant, Inc	112
1,216,982		AT&T, Inc	38,165
175,653	*	Athene Holding Ltd	7,167
2,716		Atmos Energy Corp	280
5,185	*	Autodesk, Inc	808
70,809		Automatic Data Processing, Inc	11,311
612	*	AutoZone, Inc	627
21,279		AvalonBay Communities, Inc	4,271
2,102		Avery Dennison Corp	238
450,101		AXA Equitable Holdings, Inc	9,065
66,419	*	Axalta Coating Systems Ltd	1,674
12,067		Baker Hughes a GE Co	335
7,692		Ball Corp	445
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
6,394,278		Bank of America Corp	$176,418
76,189		Bank of New York Mellon Corp	3,842
31,272	*	Bausch Health Cos, Inc	772
660,210		Baxter International, Inc	53,682
51,306		BB&T Corp	2,387
58,939		Becton Dickinson & Co	14,719
570,938	*	Berkshire Hathaway, Inc (Class B)	114,696
138,287	*	Berry Plastics Group, Inc	7,450
5,916		Best Buy Co, Inc	420
24,534	*	Biogen Idec, Inc	5,799
19,222	*	BioMarin Pharmaceutical, Inc	1,708
8,818		BlackRock, Inc	3,769
380,288		Blackstone Group LP	13,299
624,479		Boeing Co	238,189
4,713	*	Booking Holdings, Inc	8,224
4,955		BorgWarner, Inc	190
37,666		Boston Properties, Inc	5,043
1,455,846	*	Boston Scientific Corp	55,875
2,473	*	Brighthouse Financial, Inc	90
245,809		Bristol-Myers Squibb Co	11,728
111,887		Broadcom, Inc	33,646
2,767		Broadridge Financial Solutions, Inc	287
3,303		Brookfield Property REIT, Inc	68
6,300		Brown-Forman Corp (Class B)	333
185,286		BRP, Inc (Toronto)	5,141
164,673		Bunge Ltd	8,739
909,638		Burford Capital Ltd	19,986
1,602	*	Burlington Stores, Inc	251
10,575		Cabot Oil & Gas Corp	276
18,686	*	CACI International, Inc (Class A)	3,401
6,604	*	Cadence Design Systems, Inc	419
18,488		Camden Property Trust	1,877
4,170		Campbell Soup Co	159
82,888		Capital One Financial Corp	6,771
831,175	*	Capri Holdings Ltd	38,026
7,191		Cardinal Health, Inc	346
4,155	*	CarMax, Inc	290
10,040		Carnival Corp	509
16,596		Carnival plc	820
716,581		Caterpillar, Inc	97,090
2,657		CBOE Holdings, Inc	254
7,664	*	CBRE Group, Inc	379
352,516		CBS Corp (Class B)	16,755
2,945		CDK Global, Inc	173
163,368		CDW Corp	15,744
3,193		Celanese Corp (Series A)	315
159,669	*	Celgene Corp	15,063
9,738	*	Centene Corp	517
11,805		Centerpoint Energy, Inc	362
23,069		CenturyLink, Inc	277
7,034	*	Cerner Corp	402
5,502		CF Industries Holdings, Inc	225
3,270		CH Robinson Worldwide, Inc	284
235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
82,850		Charles Schwab Corp	$3,543
27,391	*	Charter Communications, Inc	9,502
7,052		Chemed Corp	2,257
4,189		Chemours Co	156
173,968	*	Cheniere Energy, Inc	11,892
1,772,283		Chevron Corp	218,310
593	*	Chipotle Mexican Grill, Inc (Class A)	421
232,820		Chubb Ltd	32,613
5,816		Church & Dwight Co, Inc	414
50,610		Cigna Corp	8,139
37,485		Cimarex Energy Co	2,620
3,662		Cincinnati Financial Corp	315
2,125		Cintas Corp	430
3,975,393		Cisco Systems, Inc	214,631
2,591		CIT Group, Inc	124
233,875		Citigroup, Inc	14,552
367,477		Citizens Financial Group, Inc	11,943
3,207		Citrix Systems, Inc	320
3,032		Clorox Co	487
71,299		CME Group, Inc	11,734
6,729		CMS Energy Corp	374
4,172,156		Coca-Cola Co	195,507
4,073		Cognex Corp	207
41,950		Cognizant Technology Solutions Corp (Class A)	3,039
61,419		Colgate-Palmolive Co	4,210
2,564,499		Comcast Corp (Class A)	102,529
3,943		Comerica, Inc	289
4,568	*	CommScope Holding Co, Inc	99
4,246,056		ConAgra Brands, Inc	117,786
947,741		Concho Resources, Inc	105,161
84,120		ConocoPhillips	5,614
7,390		Consolidated Edison, Inc	627
61,502		Constellation Brands, Inc (Class A)	10,783
64,500	*	Continental Resources, Inc	2,888
5,803		Cooper Cos, Inc	1,719
4,980	*	Copart, Inc	302
374,218		Corning, Inc	12,387
863	*	CoStar Group, Inc	403
607,904		Costco Wholesale Corp	147,198
16,893		Coty, Inc	194
31,163	*	Credit Acceptance Corp	14,084
174,011	*	Cree, Inc	9,957
186,319		Crown Castle International Corp	23,849
1,566,917	*	Crown Holdings, Inc	85,507
1,169,468		CSX Corp	87,500
16,235		CubeSmart	520
3,647		Cummins, Inc	576
210,271		CVS Health Corp	11,340
225,851		Danaher Corp	29,817
2,947		Darden Restaurants, Inc	358
3,161	*	DaVita, Inc	172
59,456	*	Deckers Outdoor Corp	8,739
127,320		Deere & Co	20,351
236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
156,851		Delek US Holdings, Inc	$5,713
3,607	*	Dell Technologies, Inc	212
3,950		Delta Air Lines, Inc	204
5,370		Dentsply Sirona, Inc	266
11,564		Devon Energy Corp	365
32,478	*	DexCom, Inc	3,868
130,530		Diamondback Energy, Inc	13,253
40,588		DiamondRock Hospitality Co	440
4,892		Digital Realty Trust, Inc	582
8,048		Discover Financial Services	573
3,728	*	Discovery, Inc (Class A)	101
7,273	*	Discovery, Inc (Class C)	185
22,941	*	DISH Network Corp (Class A)	727
35,486		Dollar General Corp	4,233
5,642	*	Dollar Tree, Inc	593
176,026		Dominion Resources, Inc	13,494
942		Domino’s Pizza, Inc	243
3,466		Dover Corp	325
718,690		DowDuPont, Inc	38,313
8,493		DR Horton, Inc	351
4,317		DTE Energy Co	539
49,549		Duke Energy Corp	4,459
8,433		Duke Realty Corp	258
630,199		DXC Technology Co	40,528
93,236		E*TRADE Financial Corp	4,329
3,415		East West Bancorp, Inc	164
3,350		Eastman Chemical Co	254
130,639		Eaton Corp	10,524
3,248		Eaton Vance Corp	131
286,458		eBay, Inc	10,639
46,127		Ecolab, Inc	8,143
34,736		Edison International	2,151
514,098	*	Edwards Lifesciences Corp	98,362
249,451	*	Elanco Animal Health, Inc	8,000
868,786	*	Electronic Arts, Inc	88,295
754,352		Eli Lilly & Co	97,885
449,090		Emerson Electric Co	30,749
80,837		Entergy Corp	7,730
1,063,460		EOG Resources, Inc	101,220
2,862		Equifax, Inc	339
3,397		Equinix, Inc	1,539
19,714		Equity Lifestyle Properties, Inc	2,253
33,738		Equity Residential	2,541
11,067		Essex Property Trust, Inc	3,201
84,689		Estee Lauder Cos (Class A)	14,020
966		Everest Re Group Ltd	209
6,348		Evergy, Inc	369
7,523		Eversource Energy	534
132,462		Exelon Corp	6,640
112,160		Expedia, Inc	13,347
4,116		Expeditors International of Washington, Inc	312
13,960		Extra Space Storage, Inc	1,423
1,352,032	d	Exxon Mobil Corp	109,244
237

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,429	*	F5 Networks, Inc	$224
1,309,543	*	Facebook, Inc	218,288
6,806		Fastenal Co	438
10,951		Federal Realty Investment Trust	1,510
178,387		FedEx Corp	32,361
22,778		Ferguson plc	1,451
30,783		Fidelity National Information Services, Inc	3,482
18,411		Fifth Third Bancorp	464
12,767	*	First Data Corp	335
3,886		First Republic Bank	390
869,706		FirstEnergy Corp	36,188
32,418	*	Fiserv, Inc	2,862
2,101	*	FleetCor Technologies, Inc	518
12,673	*	Flextronics International Ltd	127
3,256		Flir Systems, Inc	155
3,109		Flowserve Corp	140
3,246		Fluor Corp	119
3,169		FMC Corp	243
6,528		FNF Group	239
88,092		Ford Motor Co	773
3,423	*	Fortinet, Inc	287
204,211		Fortive Corp	17,131
3,388		Fortune Brands Home & Security, Inc	161
25,000		Four Corners Property Trust, Inc	740
30,200	*	Fox Corp (Class A)	1,109
3,955	*	Fox Corp (Class B)	142
7,270		Franklin Resources, Inc	241
3,368,697		Freeport-McMoRan Copper & Gold, Inc (Class B)	43,423
626,367		Gaming and Leisure Properties, Inc	24,159
5,479		Gap, Inc	143
2,667		Garmin Ltd	230
2,157	*	Gartner, Inc	327
19,188		General Dynamics Corp	3,248
3,550,305		General Electric Co	35,468
14,144		General Mills, Inc	732
69,850,000	*,†	General Motors Co	0
530,757	*,†	General Motors Co	0
18,159,000	*,†	General Motors Co	0
61,921,000	*,†,e	General Motors Co	0
18,106,794	*,†,e	General Motors Co	0
4,461,000	*,†	General Motors Co	0
26,439,985	*,†	General Motors Co	0
13,592,224	*,†	General Motors Co	0
19,417,463	*,†	General Motors Co	0
29,845,445	*,†	General Motors Co	0
88,971		General Motors Co	3,301
3,481		Genuine Parts Co	390
905,833		Gilead Sciences, Inc	58,888
3,756		Global Payments, Inc	513
82,110	*	GoDaddy, Inc	6,174
157,213		Goldman Sachs Group, Inc	30,183
5,151		Goodyear Tire & Rubber Co	94
48,040	*	GrubHub, Inc	3,337
238

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
4,651		H&R Block, Inc	$111
145,051		Halliburton Co	4,250
8,363		Hanesbrands, Inc	150
3,972		Harley-Davidson, Inc	142
2,786		Harris Corp	445
108,298		Hartford Financial Services Group, Inc	5,385
2,828		Hasbro, Inc	240
88,627		HCA Holdings, Inc	11,555
63,328		HCP, Inc	1,982
4,148	*	HD Supply Holdings, Inc	180
18,000		Healthcare Trust of America, Inc	515
2,444		Helmerich & Payne, Inc	136
3,591	*	Henry Schein, Inc	216
3,358		Hershey Co	386
6,608		Hess Corp	398
35,029		Hewlett Packard Enterprise Co	541
6,707		Hilton Worldwide Holdings, Inc	557
3,937		HollyFrontier Corp	194
267,696	*	Hologic, Inc	12,957
913,835		Home Depot, Inc	175,356
701,813		Honeywell International, Inc	111,532
6,942	e	Hormel Foods Corp	311
113,124		Host Marriott Corp	2,138
124,703		HP, Inc	2,423
40,588		Hudson Pacific Properties	1,397
53,981		Humana, Inc	14,359
659,947		Huntington Bancshares, Inc	8,368
1,006		Huntington Ingalls	208
36,411	*	IAC/InterActiveCorp	7,650
1,808		IDEX Corp	274
22,050	*	IDEXX Laboratories, Inc	4,930
9,327	*	IHS Markit Ltd	507
25,344		Illinois Tool Works, Inc	3,638
53,526	*	Illumina, Inc	16,630
19,294	*	Incyte Corp	1,659
245,375		Ingersoll-Rand plc	26,488
1,683		Ingredion, Inc	159
2,476,802		Intel Corp	133,004
64,971		IntercontinentalExchange Group, Inc	4,947
65,840		International Business Machines Corp	9,290
106		International Flavors & Fragrances, Inc	14
362,027		International Flavors & Fragrances, Inc	46,625
22,710		International Paper Co	1,051
152,230		Interpublic Group of Cos, Inc	3,198
63,774		Intuit, Inc	16,671
25,969	*	Intuitive Surgical, Inc	14,817
10,098		Invesco Ltd	195
57,269		Invitation Homes, Inc	1,393
886	*	IPG Photonics Corp	134
3,819	*	IQVIA Holdings, Inc	549
6,384		Iron Mountain, Inc	226
25,000		iShares Dow Jones US Real Estate Index Fund	2,176
239

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
187,331		iShares MSCI Canada Index Fund	$5,178
42,210		iShares MSCI South Korea Index Fund	2,573
191,296		ITT, Inc	11,095
2,701		J.M. Smucker Co	315
1,829		Jack Henry & Associates, Inc	254
2,978		Jacobs Engineering Group, Inc	224
68,693	*	Jazz Pharmaceuticals plc	9,820
2,075		JB Hunt Transport Services, Inc	210
18,000		JBG SMITH Properties	744
7,340		Jefferies Financial Group, Inc	138
984,630		Johnson & Johnson	137,641
21,928		Johnson Controls International plc	810
1,128		Jones Lang LaSalle, Inc	174
1,412,103		JPMorgan Chase & Co	142,947
8,026		Juniper Networks, Inc	212
2,370		Kansas City Southern Industries, Inc	275
6,176		Kellogg Co	354
119,848		Kennametal, Inc	4,404
24,749		Keycorp	390
4,446	*	Keysight Technologies, Inc	388
19,714		Kilroy Realty Corp	1,497
59,013		Kimberly-Clark Corp	7,312
9,753		Kimco Realty Corp	180
47,101		Kinder Morgan, Inc	943
11,462		KKR & Co, Inc	269
3,797		Kla-Tencor Corp	453
2,818		Knight-Swift Transportation Holdings, Inc	92
227,065		Kohl’s Corp	15,615
62,037		Korn/Ferry International	2,778
164,281		Kraft Heinz Co	5,364
106,146		Kroger Co	2,611
5,420		L Brands, Inc	149
90,911		L3 Technologies, Inc	18,761
18,205	*	Laboratory Corp of America Holdings	2,785
137,937		Lam Research Corp	24,692
3,462		Lamb Weston Holdings, Inc	259
582,756		Las Vegas Sands Corp	35,525
1,582		Lear Corp	215
3,185		Leggett & Platt, Inc	134
3,389		Leidos Holdings, Inc	217
6,935		Lennar Corp (Class A)	340
838		Lennox International, Inc	222
18,947	*	Levi Strauss & Co	446
2,479	*	Liberty Broadband Corp (Class C)	227
4,777	*	Liberty Media Group (Class C)	167
3,297		Liberty Property Trust	160
2,212	*	Liberty SiriusXM Group (Class A)	84
4,126	*	Liberty SiriusXM Group (Class C)	158
5,073		Lincoln National Corp	298
3,439	*	Live Nation, Inc	219
780,785	*	Livent Corp	9,588
7,478	*	LKQ Corp	212
18,671		Lockheed Martin Corp	5,604
240

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
6,316		Loews Corp	$303
112,763		Lowe’s Companies, Inc	12,344
132,154	*	Lululemon Athletica, Inc	21,656
34,127	*	Lyft Inc (Class A)	2,672
28,192		LyondellBasell Industries AF S.C.A	2,370
246,375		M&T Bank Corp	38,686
2,554		Macerich Co	111
7,301		Macy’s, Inc	175
147,506		Magellan Midstream Partners LP	8,943
1,449		Manpower, Inc	120
19,979		Marathon Oil Corp	334
115,339		Marathon Petroleum Corp	6,903
330	*	Markel Corp	329
24,926		Marriott International, Inc (Class A)	3,118
124,372		Marsh & McLennan Cos, Inc	11,679
1,493		Martin Marietta Materials, Inc	300
454,934		Marvell Technology Group Ltd	9,049
7,352		Masco Corp	289
498,408		MasterCard, Inc (Class A)	117,350
384,752	*	Matador Resources Co	7,437
8,191	*,e	Mattel, Inc	106
6,581		Maxim Integrated Products, Inc	350
2,881		McCormick & Co, Inc	434
693,189		McDonald’s Corp	131,637
16,281		McKesson Corp	1,906
198,435		Medtronic plc	18,073
2,582,180		Merck & Co, Inc	214,760
23,018	*	Merrimack Pharmaceuticals, Inc	160
81,498		Metlife, Inc	3,469
597	*	Mettler-Toledo International, Inc	432
601,199		MGM Growth Properties LLC	19,389
12,006		MGM Resorts International	308
5,601		Microchip Technology, Inc	465
76,188	*	Micron Technology, Inc	3,149
3,866,145		Microsoft Corp	455,973
10,687		Mid-America Apartment Communities, Inc	1,168
1,339	*	Middleby Corp	174
1,514	*	Mohawk Industries, Inc	191
4,498		Molson Coors Brewing Co (Class B)	268
650,347		Mondelez International, Inc	32,465
807,890	*	Monster Beverage Corp	44,095
4,094		Moody’s Corp	741
1,714,901		Morgan Stanley	72,369
8,641		Mosaic Co	236
157,208		Motorola, Inc	22,075
2,098		MSCI, Inc (Class A)	417
54,635	*	Mylan NV	1,548
2,715		NASDAQ OMX Group, Inc	238
9,094		National Oilwell Varco, Inc	242
3,632		National Retail Properties, Inc	201
20,000		National Storage Affiliates Trust	570
4,100	*	Nektar Therapeutics	138
6,057		NetApp, Inc	420
241

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
88,973	*	NetFlix, Inc	$31,724
11,142		Newell Rubbermaid, Inc	171
295,345		Newmont Mining Corp	10,565
9,363		News Corp (Class A)	116
93,000		Nexteer Automotive Group Ltd	115
203,624		NextEra Energy, Inc	39,365
8,429		Nielsen NV	200
1,604,040		Nike, Inc (Class B)	135,076
8,720		NiSource, Inc	250
11,425		Noble Energy, Inc	283
2,727		Nordstrom, Inc	121
20,793		Norfolk Southern Corp	3,886
5,012		Northern Trust Corp	453
127,549		Northrop Grumman Corp	34,387
5,129	*	Norwegian Cruise Line Holdings Ltd	282
33,043		NRG Energy, Inc	1,404
35,239		Nucor Corp	2,056
221,924	*	Nutanix, Inc	8,375
50,926		NVIDIA Corp	9,144
810	*	NVR, Inc	2,241
165,840		Occidental Petroleum Corp	10,979
4,570		OGE Energy Corp	197
1,460		Old Dominion Freight Line	211
1,875,014		Olin Corp	43,388
5,318		Omnicom Group, Inc	388
10,036	*	ON Semiconductor Corp	206
5,798	*	OneMarket Ltd	2
45,507		ONEOK, Inc	3,178
227,173		Oracle Corp	12,201
6,576	*	O’Reilly Automotive, Inc	2,553
2,766		Owens Corning, Inc	130
8,302		PACCAR, Inc	566
7,373		Packaging Corp of America	733
2,231	*	Palo Alto Networks, Inc	542
109,055		Parker-Hannifin Corp	18,716
762,722	*	Parsley Energy, Inc	14,721
7,666		Paychex, Inc	615
1,843,508	*	PayPal Holdings, Inc	191,430
12,000		Pebblebrook Hotel Trust	373
1,055,000	*	Penn National Gaming, Inc	21,206
3,905		Pentair plc	174
8,996		People’s United Financial, Inc	148
194,600		PepsiCo, Inc	23,848
3,079		Perrigo Co plc	148
1,143,493		Pfizer, Inc	48,564
237,681		Philip Morris International, Inc	21,009
90,413		Phillips 66	8,605
142,415		Pinnacle West Capital Corp	13,612
28,842		Pioneer Natural Resources Co	4,392
631,938		Plains All American Pipeline LP	15,489
295,047		Plains GP Holdings LP	7,353
35,447		PNC Financial Services Group, Inc	4,348
1,511		Polaris Industries, Inc	128
242

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,709		PPG Industries, Inc	$644
74,370		PPL Corp	2,361
6,805		Principal Financial Group	342
1,875,298		Procter & Gamble Co	195,125
144,076		Progressive Corp	10,386
104,930		Prologis, Inc	7,550
193,942		Prudential Financial, Inc	17,819
2,652	*	PTC, Inc	244
11,994		Public Service Enterprise Group, Inc	713
12,720		Public Storage, Inc	2,770
6,443		Pulte Homes, Inc	180
1,870		PVH Corp	228
71,870	*	QIAGEN NV (Turquoise)	2,917
2,972	*	Qorvo, Inc	213
30,000		QTS Realty Trust, Inc	1,350
345,873		QUALCOMM, Inc	19,725
24,995		Quest Diagnostics, Inc	2,248
9,838	*	Qurate Retail Group, Inc QVC Group	157
1,304		Ralph Lauren Corp	169
3,130		Raymond James Financial, Inc	252
21,122		Raytheon Co	3,846
16,941		Realty Income Corp	1,246
122,433	*	Red Hat, Inc	22,369
38,611		Regency Centers Corp	2,606
9,889	*	Regeneron Pharmaceuticals, Inc	4,061
25,292		Regions Financial Corp	358
1,499		Reinsurance Group of America, Inc (Class A)	213
5,394		Republic Services, Inc	434
18,382		Resmed, Inc	1,911
30,000		Retail Opportunities Investment Corp	520
91,177	*	Retrophin, Inc	2,063
373,405		Rexford Industrial Realty, Inc	13,372
2,964		Robert Half International, Inc	193
60,204		Rockwell Automation, Inc	10,563
3,740		Rollins, Inc	156
93,493		Roper Industries, Inc	31,972
28,573		Ross Stores, Inc	2,660
3,970		Royal Caribbean Cruises Ltd	455
18,598		S&P Global, Inc	3,916
6,572		Sabre Corp	141
1,034,932	*	salesforce.com, Inc	163,902
12,773,230	*,g	Samsonite International	41,041
2,705	*	SBA Communications Corp	540
234,379		Schlumberger Ltd	10,212
6,462		Seagate Technology, Inc	309
3,750		Sealed Air Corp	173
31,637	*	Seattle Genetics, Inc	2,317
3,141		SEI Investments Co	164
79,022		Sempra Energy	9,946
3,975	*	Sensata Technologies Holding plc	179
340,627	*	ServiceNow, Inc	83,961
6,031		Sherwin-Williams Co	2,598
1,322		Signature Bank	169
243

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
55,609		Simon Property Group, Inc	$10,133
37,998		Sirius XM Holdings, Inc	215
4,153		Skyworks Solutions, Inc	343
25,036		SL Green Realty Corp	2,251
1,336		Snap-On, Inc	209
65,393		Southern Co	3,380
3,374		Southwest Airlines Co	175
2,507		Spirit Aerosystems Holdings, Inc (Class A)	229
3,461	*	Splunk, Inc	431
79,820	*	Sprint Corp	451
7,224	*	Square, Inc	541
5,246		SS&C Technologies Holdings, Inc	334
134,872		Stanley Black & Decker, Inc	18,366
183,827		Starbucks Corp	13,666
40,000		Starwood Property Trust, Inc	894
77,231		State Street Corp	5,083
5,562		Steel Dynamics, Inc	196
23,691		Stryker Corp	4,679
22,000		Sun Communities, Inc	2,607
55,000		Sunstone Hotel Investors, Inc	792
10,787		SunTrust Banks, Inc	639
1,265	*	SVB Financial Group	281
14,923		Symantec Corp	343
15,984		Synchrony Financial	510
158,799	*	Synopsys, Inc	18,286
38,688		Sysco Corp	2,583
5,740		T Rowe Price Group, Inc	575
1,700	*	Tableau Software, Inc	216
156,950	*	Take-Two Interactive Software, Inc	14,811
680,906		Tapestry, Inc	22,123
5,378		Targa Resources Investments, Inc	223
674,376		Target Corp	54,125
6,702		TD Ameritrade Holding Corp	335
91,975		TE Connectivity Ltd	7,427
1,089		Teleflex, Inc	329
213,161		Terex Corp	6,849
16,235		Terreno Realty Corp	683
3,044	*,e	Tesla, Inc	852
48,320		Tetra Tech, Inc	2,879
72,689		Texas Instruments, Inc	7,710
197,438		Textron, Inc	10,002
62,421		Thermo Fisher Scientific, Inc	17,086
2,590		Tiffany & Co	273
94,275		TJX Companies, Inc	5,016
357,014	*	T-Mobile US, Inc	24,670
2,525		Torchmark Corp	207
100,766		Total System Services, Inc	9,574
2,892		Tractor Supply Co	283
12,649	*	TransDigm Group, Inc	5,743
16,563	*	Transocean Ltd	145
600,013	*	Transocean Ltd (NYSE)	5,226
4,392		TransUnion	294
22,192		Travelers Cos, Inc	3,044
244

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
837,950		Travelport Worldwide Ltd	$13,181
5,892	*	Trimble Navigation Ltd	238
2,462	*	TripAdvisor, Inc	127
1,048,136		Tronox Holdings plc	13,783
16,172	*	Twitter, Inc	532
7,016		Tyson Foods, Inc (Class A)	487
6,343		UDR, Inc	288
4,115		UGI Corp	228
50,424	*	Ulta Beauty, Inc	17,584
900,943	*	Under Armour, Inc (Class A)	19,046
4,589	*	Under Armour, Inc (Class C)	87
1,119,654		Union Pacific Corp	187,206
1,590	*	United Continental Holdings, Inc	127
49,090		United Parcel Service, Inc (Class B)	5,485
208,379	*	United Rentals, Inc	23,807
59,472		United Technologies Corp	7,665
1,024	*	United Therapeutics Corp	120
783,698		UnitedHealth Group, Inc	193,777
2,032		Universal Health Services, Inc (Class B)	272
5,249		UnumProvident Corp	178
319,666		US Bancorp	15,405
950		Vail Resorts, Inc	206
93,627		Valero Energy Corp	7,942
178,256		Valvoline, Inc	3,308
406,856	e	Vanguard Emerging Markets ETF	17,291
50,000	e	Vanguard FTSE Developed Markets ETF	2,044
2,168	*	Varian Medical Systems, Inc	307
2,901	*	Veeva Systems, Inc	368
31,645		Ventas, Inc	2,019
23,606		VEREIT, Inc	198
2,597	*	VeriSign, Inc	472
3,710		Verisk Analytics, Inc	493
912,144		Verizon Communications, Inc	53,935
44,966	*	Vertex Pharmaceuticals, Inc	8,272
7,996		VF Corp	695
163,858		Viacom, Inc (Class B)	4,600
1,208,255		Visa, Inc (Class A)	188,717
34,978		Vistra Energy Corp	910
1,877		VMware, Inc (Class A)	339
4,051		Vornado Realty Trust	273
190,754		Voya Financial, Inc	9,530
3,139		Vulcan Materials Co	372
2,298		W.R. Berkley Corp	195
52,798		W.W. Grainger, Inc	15,889
1,246	*	WABCO Holdings, Inc	164
8,746		Wabtec Corp	645
60,771		Walgreens Boots Alliance, Inc	3,845
1,005,331		Walmart, Inc	98,050
650,836		Walt Disney Co	72,262
6,253		Waste Connections, Inc	554
226,255		Waste Management, Inc	23,510
1,804	*	Waters Corp	454
1,316	*,e	Wayfair, Inc	195
245

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
7,490		WEC Energy Group, Inc	$592
1,187	*	WellCare Health Plans, Inc	320
2,198,032		Wells Fargo & Co	106,209
38,867		Welltower, Inc	3,016
6,902		Western Digital Corp	332
10,577		Western Union Co	195
1,054		Westlake Chemical Corp	72
6,002		WestRock Co	230
40,644		Weyerhaeuser Co	1,071
1,512		Whirlpool Corp	201
278,754		Williams Cos, Inc	8,006
3,089		Willis Towers Watson plc	543
3,502	*	Workday, Inc	675
34,342	*	Worldpay, Inc	3,898
3,896		WP Carey, Inc	305
495,527	*	WPX Energy, Inc	6,496
284,171		WR Grace and Co	22,177
358,619		Wynn Resorts Ltd	42,790
12,141		Xcel Energy, Inc	682
5,264		Xerox Corp	168
270,832		Xilinx, Inc	34,339
2,961	*,e	XPO Logistics, Inc	159
4,264		Xylem, Inc	337
55,103		Yum! Brands, Inc	5,500
4,876	*	Zayo Group Holdings, Inc	139
2,744	*	Zillow Group, Inc (Class C)	95
362,306		Zimmer Biomet Holdings, Inc	46,266
121,306		Zions Bancorporation	5,509
191,898		Zoetis, Inc	19,318
27,968	*	Zscaler, Inc	1,984
		TOTAL UNITED STATES	11,272,092

URUGUAY - 0.1%
2,855,359		Arcos Dorados Holdings, Inc	20,473
		TOTAL URUGUAY	20,473

ZAMBIA - 0.1%
1,026,407		First Quantum Minerals Ltd	11,636
		TOTAL ZAMBIA	11,636

		TOTAL COMMON STOCKS	20,018,207
		(Cost $18,545,176)

PURCHASED OPTIONS - 0.0%

UNITED STATES - 0.0%
1,100,000		Chicago Board Options Exchange SPX Volatility Index	440
		TOTAL UNITED STATES	440

		TOTAL PURCHASED OPTIONS	440
		(Cost $856)
246

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES	COMPANY	VALUE (000)
RIGHTS / WARRANTS - 0.0%

CHINA - 0.0%
10,222	Xinjiang Goldwind Science & Technology Co Ltd	$4
	TOTAL CHINA	4

INDIA - 0.0%
520,271	Vodafone Idea Ltd	43
	TOTAL INDIA	43

THAILAND - 0.0%
10,088	BTS Group Holdings PCL	0	^
	TOTAL THAILAND	0	^

	TOTAL RIGHTS / WARRANTS	47
	(Cost $72)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.0%

GOVERNMENT AGENCY DEBT - 0.1%
$24,220,000	Federal Home Loan Bank (FHLB)	2.250%	04/01/19	24,220
	TOTAL GOVERNMENT AGENCY DEBT			24,220

TREASURY DEBT - 0.7%
30,030,000	United States Treasury Bill	2.380-2.386	04/02/19	30,028
17,400,000	United States Treasury Bill	2.372-2.393	04/11/19	17,388
3,900,000	United States Treasury Bill	2.396	04/18/19	3,896
45,900,000	United States Treasury Bill	2.395	04/30/19	45,812
46,000,000	United States Treasury Bill	2.398	05/07/19	45,890
	TOTAL TREASURY DEBT			143,014

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%

CERTIFICATE OF DEPOSIT - 0.2%
4,000,000	Australia & New Zealand Banking Group Ltd	2.882	01/17/20	4,008
6,000,000	Australia & New Zealand Banking Group Ltd	2.656	04/27/20	6,000
7,000,000	Credit Agricole	2.642	04/17/19	7,000
12,000,000	Lloyds Bank plc	2.649	09/26/19	12,000
6,000,000	Mizuho Bank Ltd	2.670	04/02/19	6,000
	TOTAL CERTIFICATE OF DEPOSIT			35,008

COMMERCIAL PAPER - 0.2%
5,000,000	Bedford Row Funding Corp	2.644	04/15/19	5,000
9,000,000	Can Ast & Can Ltd Jt	0.000	05/01/19	8,978
7,000,000	Canadian Imperial Bank of Commerce	2.699	10/01/19	7,000
4,000,000	National Bank of Canada	2.679	07/01/19	4,000
10,000,000	Natixis NY	0.000	05/01/19	9,979
9,000,000	Societe Generale	0.010	04/24/19	8,985
	TOTAL COMMERCIAL PAPER			43,942
247

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
REPURCHASE AGREEMENT - 0.8%
$25,000,000	p	Citigroup	2.560%	04/01/19	$25,000
10,000,000	q	Citigroup	2.570	04/01/19	10,000
15,000,000	r	Goldman Sachs	2.510	04/01/19	15,000
15,000,000	s	HSBC	2.580	04/01/19	15,000
25,000,000	t	JP Morgan	2.570	04/01/19	25,000
13,000,000	u	Merrill Lynch	2.600	04/01/19	13,000
20,000,000	v	Nomura	2.650	04/01/19	20,000
30,000,000	w	Royal Bank of Scotland Group plc	2.550	04/01/19	30,000
		TOTAL REPURCHASE AGREEMENT			153,000

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			231,950

		TOTAL SHORT-TERM INVESTMENTS			399,184
		(Cost $399,184)

		TOTAL INVESTMENTS - 100.2%			20,417,878
		(Cost $18,945,288)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(44,431)
		NET ASSETS - 100.0%			$20,373,447

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
OTC	Over The Counter
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $187,670,344.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities was $192,775,864 or 1.0% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
p	Agreement with Citigroup, 2.56% dated 3/29/19 to be repurchased at $25,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $25,501,000.
q	Agreement with Citigroup, 2.57% dated 3/29/19 to be repurchased at $10,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $10,200,000.
r	Agreement with Goldman Sachs, 2.51% dated 3/29/19 to be repurchased at $15,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $15,300,000.
s	Agreement with HSBC, 2.58% dated 3/29/19 to be repurchased at $15,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $15,300,000.
t	Agreement with JP Morgan, 2.57% dated 3/29/19 to be repurchased at $25,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $25,500,000.
u	Agreement with Merrill Lynch, 2.60% dated 3/29/19 to be repurchased at $13,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $13,260,000.
v	Agreement with Nomura, 2.65% dated 3/29/19 to be repurchased at $20,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $20,400,000.
w	Agreement with Royal Bank of Scotland, 2.55% dated 3/29/19 to be repurchased at $30,000,000 on 04/01/19, collateralized by U.S. Government Agency Securities valued at $30,600,000.
248

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

Cost amounts are in thousands.

Futures contracts outstanding as of March 31, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	549	06/21/19	$50,870	$51,233	$363
S&P 500 E Mini Index	658	06/21/19	91,348	93,364	2,016
Total	1,207		$142,218	$144,597	$2,379

Purchased options outstanding as of March 31, 2019 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Chicago Board Options Exchange SPX Volatility Index, Call	11,000	$856	$20.00	04/17/19	$440

Written options outstanding as of March 31, 2019 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Chicago Board Options Exchange SPX Volatility Index, Call	11,000	$(246)	$30.00	04/17/19	$(165)
249

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

March 31, 2019

SECTOR	VALUE (000)	% OF ASSETS
INFORMATION TECHNOLOGY	$3,490,396	17.1%
CONSUMER DISCRETIONARY	2,683,995	13.2
FINANCIALS	2,676,306	13.1
HEALTH CARE	2,590,085	12.7
INDUSTRIALS	1,974,464	9.7
CONSUMER STAPLES	1,855,682	9.1
COMMUNICATION SERVICES	1,703,894	8.4
ENERGY	1,218,715	6.0
MATERIALS	1,122,061	5.5
REAL ESTATE	387,690	1.9
UTILITIES	315,406	1.5
SHORT-TERM INVESTMENTS	399,184	2.0
OTHER ASSETS & LIABILITES, NET	(44,431)	(0.2)
NET ASSETS	$20,373,447	100.0%
250

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.5%
48,737		Aptiv plc	$3,874
2,170	*	Garrett Motion, Inc	32
18,164		Gentex Corp	376
101,990		Lear Corp	13,841
357,694	*,e	Tesla, Inc	100,104
4,218		Thor Industries, Inc	263
1,911	*	Visteon Corp	129
		TOTAL AUTOMOBILES & COMPONENTS	118,619

BANKS - 0.3%
138		BOK Financial Corp	11
343,515		Comerica, Inc	25,187
674		East West Bancorp, Inc	33
3,271		Pinnacle Financial Partners, Inc	179
3,476		Signature Bank	445
4,309	*	SVB Financial Group	958
4,662		Synovus Financial Corp	160
3,229	*	Texas Capital Bancshares, Inc	176
1,071,095		Wells Fargo & Co	51,755
5,921	*	Western Alliance Bancorp	243
		TOTAL BANKS	79,147

CAPITAL GOODS - 5.8%
78,047		3M Co	16,217
15,011		A.O. Smith Corp	800
44		Air Lease Corp	2
1,350,998		Airbus SE	179,056
44,838		Allegion plc	4,067
939,383		Allison Transmission Holdings, Inc	42,197
126,268		Ametek, Inc	10,476
4,112		Armstrong World Industries, Inc	327
841,313		Boeing Co	320,894
10,400		BWX Technologies, Inc	516
162,098		Caterpillar, Inc	21,963
736,593		CNH Industrial NV (NYSE)	7,513
16,882		Cummins, Inc	2,665
34,366		Curtiss-Wright Corp	3,895
33,814		Deere & Co	5,405
12,390		Donaldson Co, Inc	620
185,562		Emerson Electric Co	12,705
30,366		Fastenal Co	1,953
891,023		Fortive Corp	74,748
6,433		Fortune Brands Home & Security, Inc	306
124,528	*	Gardner Denver Holdings, Inc	3,463
251

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
11,988		General Dynamics Corp	$2,029
17,448		Graco, Inc	864
12,529		Harris Corp	2,001
178,340	*	HD Supply Holdings, Inc	7,731
4,100		HEICO Corp	389
7,854		HEICO Corp (Class A)	660
2,161		Hexcel Corp	149
1,039,868		Honeywell International, Inc	165,256
61,220		Hubbell, Inc	7,223
131,978		Huntington Ingalls	27,346
55,522		IDEX Corp	8,425
34,965		Illinois Tool Works, Inc	5,019
53,906		Ingersoll-Rand plc	5,819
3,726		Lennox International, Inc	985
6,536		Lincoln Electric Holdings, Inc	548
23,710		Lockheed Martin Corp	7,117
21,184		Masco Corp	833
261,542	*	Middleby Corp	34,008
1,732		MSC Industrial Direct Co (Class A)	143
5,673		Nordson Corp	752
57,192		Northrop Grumman Corp	15,419
471,596		Parker-Hannifin Corp	80,935
5,343		Quanta Services, Inc	202
40,375		Raytheon Co	7,352
5,903	*	Resideo Technologies, Inc	114
80,111		Rockwell Automation, Inc	14,056
670,812		Roper Industries, Inc	229,397
9,335	*	Sensata Technologies Holding plc	420
174,587		Spirit Aerosystems Holdings, Inc (Class A)	15,980
4,512		Textron, Inc	229
10,694		Toro Co	736
78,235		TransDigm Group, Inc	35,518
142,406	*	United Rentals, Inc	16,270
205,910	*	Univar, Inc	4,563
410,498		W.W. Grainger, Inc	123,531
5,384	*	WABCO Holdings, Inc	710
3,082	e	Wabtec Corp	227
2,579		Watsco, Inc	369
13,635	*	Welbilt, Inc	223
11,128		Xylem, Inc	880
		TOTAL CAPITAL GOODS	1,534,216

COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
645,492	*	Cimpress NV	51,723
9,037		Cintas Corp	1,826
21,467	*	Copart, Inc	1,301
130,741	*	CoStar Group, Inc	60,980
3,465		Equifax, Inc	411
4,282,260		Experian Group Ltd	115,901
1,278,663	*	IHS Markit Ltd	69,534
13,088		KAR Auction Services, Inc	672
893,196		Nielsen NV	21,142
53,620		Republic Services, Inc	4,310
12,489		Robert Half International, Inc	814
252

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
16,207		Rollins, Inc	$674
19,492		TransUnion	1,303
16,951		Verisk Analytics, Inc	2,254
1,991,749		Waste Connections, Inc	176,449
212,743		Waste Management, Inc	22,106
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	531,400

CONSUMER DURABLES & APPAREL - 1.9%
446,184		BRP, Inc (Toronto)	12,380
501		Brunswick Corp	25
169,222	*	Capri Holdings Ltd	7,742
4,852		Carter’s, Inc	489
226		Columbia Sportswear Co	24
141,866	*	Deckers Outdoor Corp	20,853
22,575		DR Horton, Inc	934
213,235		Essilor International S.A.	23,294
1,396,278		Hanesbrands, Inc	24,965
9,605		Hasbro, Inc	817
499		Lennar Corp (B Shares)	19
16,043		Lennar Corp (Class A)	788
307,408	*	Levi Strauss & Co	7,239
56,191	*	Lululemon Athletica, Inc	9,208
6,908	*,e	Mattel, Inc	90
3,123,111		Nike, Inc (Class B)	262,997
3,888	*	NVR, Inc	10,758
6,239		Polaris Industries, Inc	527
9,916,100		Prada S.p.A	29,559
7,361		Pulte Homes, Inc	206
6,070	*	Skechers U.S.A., Inc (Class A)	204
919,701		Sony Corp	38,831
6,639		Tapestry, Inc	216
725,438	*	Tempur Sealy International, Inc	41,836
6,469		Toll Brothers, Inc	234
15,598	*,e	Under Armour, Inc (Class A)	330
16,250	*	Under Armour, Inc (Class C)	307
26,332		VF Corp	2,288
		TOTAL CONSUMER DURABLES & APPAREL	497,160

CONSUMER SERVICES - 1.4%
5,011	*	Bright Horizons Family Solutions	637
257,633	*	Chipotle Mexican Grill, Inc (Class A)	182,999
3,416		Choice Hotels International, Inc	266
6,531		Darden Restaurants, Inc	793
4,400		Domino’s Pizza, Inc	1,136
8,579		Dunkin Brands Group, Inc	644
11,851		Extended Stay America, Inc	213
8,950	*	frontdoor, Inc	308
5,106	*	Grand Canyon Education, Inc	585
4,583		H&R Block, Inc	110
10,599	*	Hilton Grand Vacations, Inc	327
140,526		Hilton Worldwide Holdings, Inc	11,679
329		International Game Technology plc	4
183,473		Las Vegas Sands Corp	11,185
253

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
29,898		Marriott International, Inc (Class A)	$3,740
78,792		McDonald’s Corp	14,963
5,202		MGM Resorts International	133
796,700		Restaurant Brands International, Inc	51,873
9,355		Service Corp International	376
14,060	*	ServiceMaster Global Holdings, Inc	657
7,719		Six Flags Entertainment Corp	381
853,351		Starbucks Corp	63,438
4,250		Vail Resorts, Inc	924
18,624		Wendy’s	333
10,392		Wyndham Hotels & Resorts, Inc	519
10,061		Wyndham Worldwide Corp	407
10,916		Wynn Resorts Ltd	1,302
164,329		Yum China Holdings, Inc	7,380
9,462		Yum! Brands, Inc	944
		TOTAL CONSUMER SERVICES	358,256

DIVERSIFIED FINANCIALS - 3.4%
341,658		American Express Co	37,343
2,687		Ameriprise Financial, Inc	344
4,077		Capital One Financial Corp	333
10,996		CBOE Holdings, Inc	1,049
422,057		Charles Schwab Corp	18,047
4,329		CME Group, Inc	712
92,775	*	Credit Acceptance Corp	41,928
345,717		Discover Financial Services	24,601
162,795		E*TRADE Financial Corp	7,559
12,937		Eaton Vance Corp	522
83,035		Evercore Partners, Inc (Class A)	7,556
3,957		Factset Research Systems, Inc	982
7,477		Interactive Brokers Group, Inc (Class A)	388
1,424,580		IntercontinentalExchange Group, Inc	108,468
1,859,500		iShares Russell 1000 Growth Index Fund	281,454
10,440		Lazard Ltd (Class A)	377
8,941		LPL Financial Holdings, Inc	623
18,181		MarketAxess Holdings, Inc	4,474
17,617		Moody’s Corp	3,190
1,708		Morningstar, Inc	215
8,717		MSCI, Inc (Class A)	1,733
88,900		Northern Trust Corp	8,037
323		OneMain Holdings, Inc	10
3,953		Raymond James Financial, Inc	318
895,043		S&P Global, Inc	188,451
888		Santander Consumer USA Holdings, Inc	19
13,713		SEI Investments Co	717
3,037		State Street Corp	200
3,216,711		Synchrony Financial	102,613
22,821		T Rowe Price Group, Inc	2,285
120,638		TD Ameritrade Holding Corp	6,031
3,518		Virtu Financial, Inc	84
1,182,979		Voya Financial, Inc	59,102
		TOTAL DIVERSIFIED FINANCIALS	909,765
254

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
ENERGY - 0.8%
18,887		Anadarko Petroleum Corp	$859
13,157	*	Antero Resources Corp	116
2,068		Apache Corp	72
33,103		Cabot Oil & Gas Corp	864
17,017	*	Cheniere Energy, Inc	1,163
1,023		Cimarex Energy Co	72
8,577		Concho Resources, Inc	952
184,019	*	Continental Resources, Inc	8,239
3,057		Diamondback Energy, Inc	310
983,978		EOG Resources, Inc	93,655
92,318		Halliburton Co	2,705
268,631		Kosmos Energy Ltd	1,674
17,947		ONEOK, Inc	1,253
4,638,507	*	Parsley Energy, Inc	89,523
9,864		Pioneer Natural Resources Co	1,502
1,340	e	RPC, Inc	15
		TOTAL ENERGY	202,974

FOOD & STAPLES RETAILING - 1.4%
1,361,547		Costco Wholesale Corp	329,685
11,301	*	Sprouts Farmers Market, Inc	243
49,636		Sysco Corp	3,314
757	*	US Foods Holding Corp	26
346,166		Walmart, Inc	33,762
		TOTAL FOOD & STAPLES RETAILING	367,030

FOOD, BEVERAGE & TOBACCO - 2.1%
625,003		Altria Group, Inc	35,894
5,459		Brown-Forman Corp (Class A)	279
29,489		Brown-Forman Corp (Class B)	1,556
13,541		Campbell Soup Co	516
694,370		Coca-Cola Co	32,538
433,069		Constellation Brands, Inc (Class A)	75,930
7,966,996		Davide Campari-Milano S.p.A	78,273
1,493,812		Fevertree Drinks plc	58,795
52,364		General Mills, Inc	2,710
134,620		Hershey Co	15,458
182,655		Kellogg Co	10,481
773,823		Keurig Dr Pepper, Inc	21,644
815		McCormick & Co, Inc	123
3,199,115	*	Monster Beverage Corp	174,608
417,435		PepsiCo, Inc	51,157
77,480	*	Post Holdings, Inc	8,476
		TOTAL FOOD, BEVERAGE & TOBACCO	568,438

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
4,509	*	Abiomed, Inc	1,288
237,427	*	Align Technology, Inc	67,508
248,345		AmerisourceBergen Corp	19,748
5,637		Baxter International, Inc	458
2,543		Becton Dickinson & Co	635
473,463	*	Boston Scientific Corp	18,171
255

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
3,821		Cantel Medical Corp	$256
94,415	*	Centene Corp	5,013
14,669	*	Cerner Corp	839
1,627		Chemed Corp	521
451,606		Cigna Corp	72,627
927		Cooper Cos, Inc	275
206	*	Covetrus, Inc	7
1,085,950		CVS Health Corp	58,565
7,508	*	DaVita, Inc	408
14,782	*	DexCom, Inc	1,761
942,982	*	Edwards Lifesciences Corp	180,421
81,032		Encompass Health Corp	4,732
110,391	*	Guardant Health, Inc	8,467
217,856		HCA Holdings, Inc	28,404
2,225	*	Henry Schein, Inc	134
4,769		Hill-Rom Holdings, Inc	505
13,595		Humana, Inc	3,616
1,674	*	ICU Medical, Inc	401
34,772	*	IDEXX Laboratories, Inc	7,775
5,990	*,e	Insulet Corp	570
5,535	*	Integra LifeSciences Holdings Corp	308
680,304	*	Intuitive Surgical, Inc	388,168
660	*	Laboratory Corp of America Holdings	101
57,188	*	Masimo Corp	7,908
2,513		McKesson Corp	294
5,442	*	Molina Healthcare, Inc	773
3,336	*	Penumbra, Inc	490
753,995	*	Premier, Inc	26,005
14,855		Resmed, Inc	1,544
655,785		Stryker Corp	129,530
997		Teleflex, Inc	301
489,948		UnitedHealth Group, Inc	121,145
9,697	*	Varian Medical Systems, Inc	1,374
143,446	*	Veeva Systems, Inc	18,198
4,913	*	WellCare Health Plans, Inc	1,325
1,984		West Pharmaceutical Services, Inc	219
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,180,788

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
213,681		Church & Dwight Co, Inc	15,220
146,788		Clorox Co	23,554
16,777		Colgate-Palmolive Co	1,150
3,986		Energizer Holdings, Inc	179
570,345		Estee Lauder Cos (Class A)	94,421
89,979	*	Herbalife Ltd	4,768
326,500		Kimberly-Clark Corp	40,453
1,837		Nu Skin Enterprises, Inc (Class A)	88
753,878		Procter & Gamble Co	78,441
1,708		Spectrum Brands Holdings, Inc	94
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	258,368

INSURANCE - 0.2%
200		Alleghany Corp	123
14,495		American International Group, Inc	624
256

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
25,410		Aon plc	$4,338
6,839	*	Arch Capital Group Ltd	221
528		Axis Capital Holdings Ltd	29
26,524	*	Berkshire Hathaway, Inc (Class B)	5,328
780		Brown & Brown, Inc	23
1,806		Erie Indemnity Co (Class A)	322
1,664		Everest Re Group Ltd	359
144	*	Markel Corp	144
25,051		Marsh & McLennan Cos, Inc	2,352
575,295		Progressive Corp	41,473
14		RenaissanceRe Holdings Ltd	2
5,697		Travelers Cos, Inc	781
		TOTAL INSURANCE	56,119

MATERIALS - 2.1%
612,656		Albemarle Corp	50,225
9,147		Avery Dennison Corp	1,034
8,221	*	Axalta Coating Systems Ltd	207
758,766	*	Berry Plastics Group, Inc	40,875
8,572		Celanese Corp (Series A)	845
17,700		Chemours Co	658
14,355	*	Crown Holdings, Inc	783
3,645		Eagle Materials, Inc	307
12,179		Ecolab, Inc	2,150
12,448	*	Element Solutions Inc	126
6,062		FMC Corp	466
383		Graphic Packaging Holding Co	5
312,338		International Flavors & Fragrances, Inc	40,226
4,878		International Paper Co	226
1,205,948		Linde plc	212,162
15,562		LyondellBasell Industries AF S.C.A	1,308
6,123		Martin Marietta Materials, Inc	1,232
736		NewMarket Corp	319
320,501		Packaging Corp of America	31,851
2,082		PPG Industries, Inc	235
2,617		Royal Gold, Inc	238
2,533		RPM International, Inc	147
2,076		Scotts Miracle-Gro Co (Class A)	163
8,948		Sealed Air Corp	412
327,254		Sherwin-Williams Co	140,952
1,234		Silgan Holdings, Inc	37
8,348		Southern Copper Corp (NY)	331
824,873		Steel Dynamics, Inc	29,093
13,054		Vulcan Materials Co	1,546
3,696		Westlake Chemical Corp	251
4,839		WR Grace and Co	378
		TOTAL MATERIALS	558,788

MEDIA & ENTERTAINMENT - 15.3%
2,924,671		Activision Blizzard, Inc	133,160
401,295	*	Alphabet, Inc (Class A)	472,280
955,937	*	Alphabet, Inc (Class C)	1,121,610
35,727	*	AMC Networks, Inc	2,028
257

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
358,319	*	Baidu, Inc (ADR)	$59,069
440		Cable One, Inc	432
241,749		CBS Corp (Class B)	11,490
12,663	*	Charter Communications, Inc	4,393
2,297,988		Comcast Corp (Class A)	91,874
1,246,327	*	Electronic Arts, Inc	126,664
6,108,528	*	Facebook, Inc	1,018,231
1,653,341	*	IAC/InterActiveCorp	347,384
430,007		Interpublic Group of Cos, Inc	9,035
214	e	Lions Gate Entertainment Corp (Class A)	3
418	e	Lions Gate Entertainment Corp (Class B)	6
292,090	*	Live Nation, Inc	18,559
27	*	Madison Square Garden Co	8
5,696	e	Match Group, Inc	323
719,288	*	NetFlix, Inc	256,469
297,073		Omnicom Group, Inc	21,683
175,169	e	Sirius XM Holdings, Inc	993
92,327	*	Take-Two Interactive Software, Inc	8,713
1,653,013		Tencent Holdings Ltd	76,019
10,458	*	TripAdvisor, Inc	538
4,094,280	*	Twitter, Inc	134,620
1,515,835		Walt Disney Co	168,303
4,381	*	Zillow Group, Inc (Class A)	150
9,480	*,e	Zillow Group, Inc (Class C)	329
		TOTAL MEDIA & ENTERTAINMENT	4,084,366

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
418,398		AbbVie, Inc	33,719
4,885	*,e	Agios Pharmaceuticals, Inc	329
1,272,526	*	Alexion Pharmaceuticals, Inc	172,020
16,288	*	Alkermes plc	594
349,449		Allergan plc	51,163
8,794	*	Alnylam Pharmaceuticals, Inc	822
313,070		Amgen, Inc	59,477
1,172,254		AstraZeneca plc	93,571
263,368	*	Biogen Idec, Inc	62,255
1,073,173	*	BioMarin Pharmaceutical, Inc	95,330
3,901		Bio-Techne Corp	775
3,954	*,e	Bluebird Bio, Inc	622
92,045		Bristol-Myers Squibb Co	4,391
141,876		Bruker BioSciences Corp	5,454
112,414	*	Catalent, Inc	4,563
241,795	*	Celgene Corp	22,811
143,363	*	Charles River Laboratories International, Inc	20,823
65,081	*	Elanco Animal Health, Inc	2,087
928,270		Eli Lilly & Co	120,452
12,706	*	Exact Sciences Corp	1,101
30,772	*	Exelixis, Inc	732
438,455		Gilead Sciences, Inc	28,504
956,970	*	Illumina, Inc	297,321
588,915	*	Incyte Corp	50,653
13,189	*	Ionis Pharmaceuticals, Inc	1,071
684,772	*	Jazz Pharmaceuticals plc	97,888
750,825		Johnson & Johnson	104,958
258

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
481,827		Lonza Group AG.	$149,586
1,588,915		Merck & Co, Inc	132,150
2,593	*	Mettler-Toledo International, Inc	1,875
2,508	*,e	Moderna, Inc	51
16,744	*	Nektar Therapeutics	563
9,376	*	Neurocrine Biosciences, Inc	826
65,426	*	PRA Health Sciences, Inc	7,216
498,488	*	QIAGEN NV	20,278
65,633	*	Regeneron Pharmaceuticals, Inc	26,950
68,786	*	Sage Therapeutics, Inc	10,940
7,038	*	Sarepta Therapeutics, Inc	839
11,455	*	Seattle Genetics, Inc	839
3,313,569		Takeda Pharmaceutical Co Ltd (ADR)	67,497
782,206	*	Teva Pharmaceutical Industries Ltd (ADR)	12,265
40,957		Thermo Fisher Scientific, Inc	11,211
171,968	*	Vertex Pharmaceuticals, Inc	31,634
7,374	*	Waters Corp	1,856
3,287,928		Zoetis, Inc	330,996
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,141,058

REAL ESTATE - 0.6%
37,012		Alexandria Real Estate Equities, Inc	5,276
67,956		American Tower Corp	13,391
112,382	*	CBRE Group, Inc	5,557
1,567		Colony Capital, Inc	8
3,759		Coresite Realty	402
33,018		Crown Castle International Corp	4,226
40,949		Equinix, Inc	18,557
102,816		Equity Lifestyle Properties, Inc	11,752
62,831		Extra Space Storage, Inc	6,403
112,771		Gaming and Leisure Properties, Inc	4,350
1,866	*	Howard Hughes Corp	205
1,438		Hudson Pacific Properties	50
8,005		Lamar Advertising Co	635
153		Life Storage, Inc	15
1,568,007		MGM Growth Properties LLC	50,568
969		Omega Healthcare Investors, Inc	37
15,689		Public Storage, Inc	3,417
11,842	*	SBA Communications Corp	2,364
185,279		Simon Property Group, Inc	33,760
6,307		Taubman Centers, Inc	334
		TOTAL REAL ESTATE	161,307

RETAILING - 12.2%
52,948		Advance Auto Parts, Inc	9,029
106,201	*	Alibaba Group Holding Ltd (ADR)	19,376
803,463	*	Amazon.com, Inc	1,430,767
1,195,050	*,e	ASOS plc	49,904
9,120	*	AutoZone, Inc	9,340
239,246		Best Buy Co, Inc	17,001
18,513	*	Booking Holdings, Inc	32,304
7,068	*	Burlington Stores, Inc	1,107
1,822,033	*	CarMax, Inc	127,178
259

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
3,585,597	*	Ctrip.com International Ltd (ADR)	$156,655
28,106		Dollar General Corp	3,353
4,435	*	Dollar Tree, Inc	466
3,476,474		eBay, Inc	129,116
2,849,265		Expedia, Inc	339,063
3,006,520	*	Farfetch Ltd	80,905
5,491	*	Floor & Decor Holdings, Inc	226
1,484		Gap, Inc	39
7,615,460	*	Groupon, Inc	27,035
1,938,121	*	GrubHub, Inc	134,641
972,277		Home Depot, Inc	186,570
165,660		Kering	95,023
361,253		Kohl’s Corp	24,843
3,677		L Brands, Inc	101
6,609	*	LKQ Corp	188
124,413		Lowe’s Companies, Inc	13,620
1,018	*	Michaels Cos, Inc	12
11,962		Nordstrom, Inc	531
37,995	*	O’Reilly Automotive, Inc	14,753
4,176		Pool Corp	689
3,456,722	*	Qurate Retail Group, Inc QVC Group	55,238
294,614		Ross Stores, Inc	27,429
781,344		Tiffany & Co	82,471
457,430		TJX Companies, Inc	24,340
12,947		Tractor Supply Co	1,266
384,481	*	Ulta Beauty, Inc	134,080
7,760	*	Urban Outfitters, Inc	230
66,557	*,e	Wayfair, Inc	9,880
2,379	e	Williams-Sonoma, Inc	134
		TOTAL RETAILING	3,238,903

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
1,103,062	*	Advanced Micro Devices, Inc	28,150
5,979		Analog Devices, Inc	629
2,690,095		Applied Materials, Inc	106,689
697,334		Broadcom, Inc	209,695
451,073		Cypress Semiconductor Corp	6,730
1,168,468		Intel Corp	62,747
335,819		Kla-Tencor Corp	40,100
571,591		Lam Research Corp	102,321
16,314		Marvell Technology Group Ltd	325
176,448		Maxim Integrated Products, Inc	9,382
24,582	e	Microchip Technology, Inc	2,039
499,837	*	Micron Technology, Inc	20,658
5,663		MKS Instruments, Inc	527
4,524		Monolithic Power Systems, Inc	613
485,701		NVIDIA Corp	87,213
2,200		NXP Semiconductors NV	195
1,103,387	*	ON Semiconductor Corp	22,697
191,009		Skyworks Solutions, Inc	15,754
3,616		Teradyne, Inc	144
273,823		Texas Instruments, Inc	29,044
4,327		Universal Display Corp	661
11,154		Versum Materials, Inc	561
260

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,114,417		Xilinx, Inc	$141,297
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	888,171

SOFTWARE & SERVICES - 24.7%
6,083	*	2U, Inc	431
458,908		Accenture plc	80,777
1,112,804	*	Adobe, Inc	296,551
156,201	*,g	Adyen NV	122,517
1,804,918	*	Akamai Technologies, Inc	129,431
5,005		Alliance Data Systems Corp	876
8,802	*	Ansys, Inc	1,608
6,981	*	Aspen Technology, Inc	728
182,901	*	Atlassian Corp plc	20,556
19,473	*	Autodesk, Inc	3,034
1,594,180		Automatic Data Processing, Inc	254,654
170,613	*	Black Knight, Inc	9,298
594,724		Booz Allen Hamilton Holding Co	34,577
12,249		Broadridge Financial Solutions, Inc	1,270
29,503	*	Cadence Design Systems, Inc	1,874
13,229		CDK Global, Inc	778
3,969	*	Ceridian HCM Holding, Inc	204
14,295		Citrix Systems, Inc	1,425
147,026		Cognizant Technology Solutions Corp (Class A)	10,652
7,898	*	DocuSign, Inc	409
394	*,e	Elastic NV	31
5,424	*	EPAM Systems, Inc	917
2,554	*	Euronet Worldwide, Inc	364
3,030	*	Fair Isaac Corp	823
73,854		Fidelity National Information Services, Inc	8,353
12,134	*	FireEye, Inc	204
6,061	*	First American Corp	226
157,298	*	First Data Corp	4,132
42,131	*	Fiserv, Inc	3,719
9,008	*	FleetCor Technologies, Inc	2,221
14,924	*	Fortinet, Inc	1,253
9,356	*	Gartner, Inc	1,419
6,305		Genpact Ltd	222
16,787		Global Payments, Inc	2,292
960,603	*	GoDaddy, Inc	72,228
9,072	*	Guidewire Software, Inc	881
218,587		International Business Machines Corp	30,843
2,819,787		Intuit, Inc	737,121
8,139		Jack Henry & Associates, Inc	1,129
96,467		LogMeIn, Inc	7,727
6,848	*	Manhattan Associates, Inc	377
1,951,708		MasterCard, Inc (Class A)	459,530
13,485,166		Microsoft Corp	1,590,440
91,807	*	Nutanix, Inc	3,465
57,483	*	Okta, Inc	4,756
24,763		Oracle Corp	1,330
270,303	*	Palo Alto Networks, Inc	65,651
375,099		Paychex, Inc	30,083
5,083	*	Paycom Software, Inc	961
261

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
6,454,605	*	PayPal Holdings, Inc	$670,246
4,195		Pegasystems, Inc	273
54,509	*	Pluralsight, Inc	1,730
5,189	*	Proofpoint, Inc	630
12,357	*	PTC, Inc	1,139
7,578	*	RealPage, Inc	460
18,714	*	Red Hat, Inc	3,419
233,152	*	RingCentral, Inc	25,134
1,151,371		Sabre Corp	24,628
4,545,242	*	salesforce.com, Inc	719,830
917,659	*	ServiceNow, Inc	226,194
1,236	*	SolarWinds Corp	24
15,479	*	Splunk, Inc	1,929
146,209	*	Square, Inc	10,954
21,364		SS&C Technologies Holdings, Inc	1,361
2,129	e	Switch, Inc	22
1,206	*	Synopsys, Inc	139
7,546	*	Tableau Software, Inc	960
8,408	*	Teradata Corp	367
50,628		Total System Services, Inc	4,810
9,327	*	Twilio, Inc	1,205
4,239	*	Tyler Technologies, Inc	866
3,215	*	Ultimate Software Group, Inc	1,061
11,822	*	VeriSign, Inc	2,146
4,991,500		Visa, Inc (Class A)	779,622
7,588		VMware, Inc (Class A)	1,370
14,067		Western Union Co	260
4,357	*	WEX, Inc	837
15,344	*	Workday, Inc	2,959
2,621	*	Worldpay, Inc	298
32,632	*	Zendesk, Inc	2,774
1,090,351	*	Zscaler, Inc	77,339
		TOTAL SOFTWARE & SERVICES	6,569,334

TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
31,190		Amphenol Corp (Class A)	2,946
5,552,793		Apple, Inc	1,054,753
547,417	*	Arista Networks, Inc	172,141
395,280		CDW Corp	38,093
2,369,991		Cisco Systems, Inc	127,956
17,481		Cognex Corp	889
1,890	*	Coherent, Inc	268
368,019	*	Dell Technologies, Inc	21,599
30,909	*	F5 Networks, Inc	4,851
721		Flir Systems, Inc	34
4,008	*	IPG Photonics Corp	608
2,121		Littelfuse, Inc	387
731,435		Motorola, Inc	102,708
87,363		National Instruments Corp	3,875
11,345	*	NCR Corp	310
26,670		NetApp, Inc	1,849
8,212,254	e	Nokia Corp	46,974
16,419	*	Pure Storage, Inc	358
105,694	e	Ubiquiti Networks, Inc	15,823
262

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY			VALUE (000)
155,732	*	Zebra Technologies Corp (Class A)			$32,631
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,629,053

TELECOMMUNICATION SERVICES - 0.5%
1,367,500		Softbank Group Corp			133,299
21,204	*	T-Mobile US, Inc			1,465
23,637	*	Zayo Group Holdings, Inc			672
		TOTAL TELECOMMUNICATION SERVICES			135,436

TRANSPORTATION - 1.5%
995,875		American Airlines Group, Inc			31,629
14,458		CH Robinson Worldwide, Inc			1,258
436,122		CSX Corp			32,631
48,185		Delta Air Lines, Inc			2,489
18,233		Expeditors International of Washington, Inc			1,384
25,812		FedEx Corp			4,683
1,129	*	Genesee & Wyoming, Inc (Class A)			98
9,764		JB Hunt Transport Services, Inc			989
4,205		Landstar System, Inc			460
211,128	*	Lyft Inc (Class A)			16,529
6,991		Old Dominion Freight Line			1,009
464		Schneider National, Inc			10
558,699		Southwest Airlines Co			29,002
1,168,467	*	Spirit Airlines, Inc			61,765
1,218,509		Union Pacific Corp			203,735
202,034		United Parcel Service, Inc (Class B)			22,575
12,792	*,e	XPO Logistics, Inc			687
		TOTAL TRANSPORTATION			410,933

		TOTAL COMMON STOCKS			26,479,629
		(Cost $20,667,836)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.3%
$87,300,000		Federal Home Loan Bank (FHLB)	2.250%	04/01/19	87,300
		TOTAL GOVERNMENT AGENCY DEBT			87,300

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
108,404,864	c	State Street Navigator Securities Lending Government Money Market Portfolio			108,405
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			108,405

		TOTAL SHORT-TERM INVESTMENTS			195,705
		(Cost $195,705)

		TOTAL INVESTMENTS - 100.2%			26,675,334
		(Cost $20,863,541)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(58,963)
		NET ASSETS - 100.0%			$26,616,371
263

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $101,955,974.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities was $122,516,554 or 0.5% of net assets.

Cost amounts are in thousands.
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.7%
60,563		Adient plc	$785
60,325	*	American Axle & Manufacturing Holdings, Inc	863
174,198		Aptiv plc	13,847
131,330		BorgWarner, Inc	5,044
37,696		Cooper Tire & Rubber Co	1,127
12,534	*	Cooper-Standard Holding, Inc	589
76,541		Dana Holding Corp	1,358
19,677	*	Dorman Products, Inc	1,733
2,585,495		Ford Motor Co	22,701
25,297	*	Fox Factory Holding Corp	1,768
50,131	*	Garrett Motion, Inc	738
860,162		General Motors Co	31,912
173,624		Gentex Corp	3,591
26,543	*	Gentherm, Inc	978
137,668		Goodyear Tire & Rubber Co	2,499
115,779		Harley-Davidson, Inc	4,129
17,506		LCI Industries, Inc	1,345
39,163		Lear Corp	5,315
36,302	*	Modine Manufacturing Co	503
13,147	*,e	Motorcar Parts of America, Inc	248
5,808	*	Shiloh Industries, Inc	32
24,709		Spartan Motors, Inc	218
15,087		Standard Motor Products, Inc	741
20,247	*	Stoneridge, Inc	584
17,815		Superior Industries International, Inc	85
28,062		Tenneco, Inc	622
90,379	*,e	Tesla, Inc	25,293
35,644		Thor Industries, Inc	2,223
15,398		Tower International, Inc	324
22,699	*	Visteon Corp	1,529
22,457		Winnebago Industries, Inc	699
		TOTAL AUTOMOBILES & COMPONENTS	133,423

BANKS - 5.7%
12,408		1st Source Corp	557
4,570		ACNB Corp	169
7,958	*	Allegiance Bancshares, Inc	268
5,882		American National Bankshares, Inc	205
26,136		Ameris Bancorp	898
7,069	*	Ames National Corp	194
8,183		Arrow Financial Corp	269
125,355		Associated Banc-Corp	2,676
14,762	*	Atlantic Capital Bancshares, Inc	263
43,167	*	Axos Financial, Inc	1,250
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
31,112		Banc of California, Inc	$431
11,574		Bancfirst Corp	604
62,103		BancorpSouth Bank	1,753
5,966,180		Bank of America Corp	164,607
11,787		Bank of Commerce Holdings	124
23,380		Bank of Hawaii Corp	1,844
7,728		Bank of Marin Bancorp	314
36,956		Bank of NT Butterfield & Son Ltd	1,326
82,422		Bank OZK	2,389
12,265		BankFinancial Corp	182
74,384		BankUnited	2,484
3,897		Bankwell Financial Group, Inc	114
23,725		Banner Corp	1,285
11,016		Bar Harbor Bankshares	285
6,936	*	Baycom Corp	157
509,183		BB&T Corp	23,692
7,059		BCB Bancorp, Inc	95
22,749		Berkshire Hills Bancorp, Inc	620
17,706		Blue Hills Bancorp, Inc	423
15,941		BOK Financial Corp	1,300
59,217		Boston Private Financial Holdings, Inc	649
13,328		Bridge Bancorp, Inc	391
54,590		Brookline Bancorp, Inc	786
12,987		Bryn Mawr Bank Corp	469
6,346	*	BSB Bancorp, Inc	208
6,436	e	Business First Bancshares, Inc	158
5,576	*	Byline Bancorp, Inc	103
2,353		C&F Financial Corp	119
65,383		Cadence BanCorp	1,213
2,502		Cambridge Bancorp	207
11,436		Camden National Corp	477
9,158		Capital City Bank Group, Inc	199
92,364		Capitol Federal Financial	1,233
5,956		Capstar Financial Holdings, Inc	86
10,298		Carolina Financial Corp	356
40,414		Cathay General Bancorp	1,370
12,633		CBTX, Inc	410
50,378		Centerstate Banks of Florida, Inc	1,200
21,511		Central Pacific Financial Corp	620
6,214		Central Valley Community Bancorp	121
2,245		Century Bancorp, Inc	164
48,933		Chemical Financial Corp	2,014
2,189		Chemung Financial Corp	103
74,083		CIT Group, Inc	3,554
1,568,734		Citigroup, Inc	97,606
9,568		Citizens & Northern Corp	240
308,096		Citizens Financial Group, Inc	10,013
10,955		City Holding Co	835
7,262		Civista Bancshares, Inc	159
9,772		CNB Financial Corp	247
6,453		Codorus Valley Bancorp, Inc	138
51,998		Columbia Banking System, Inc	1,700
33,673	*	Columbia Financial, Inc	528
107,061		Comerica, Inc	7,850
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
59,019		Commerce Bancshares, Inc	$3,427
4,712		Commerce Union Bancshares, Inc	105
35,397		Community Bank System, Inc	2,116
15,668		Community Bankers Trust Corp	115
2,846		Community Financial Corp	81
11,638		Community Trust Bancorp, Inc	478
21,722		ConnectOne Bancorp, Inc	428
3,700		County Bancorp, Inc	65
38,938		Cullen/Frost Bankers, Inc	3,780
19,196	*	Customers Bancorp, Inc	351
75,634		CVB Financial Corp	1,592
23,810		Dime Community Bancshares	446
22,688	*	Eagle Bancorp, Inc	1,139
93,759		East West Bancorp, Inc	4,498
4,525	*	Entegra Financial Corp	102
6,481		Enterprise Bancorp, Inc	186
16,077		Enterprise Financial Services Corp	655
7,477	*	Equity Bancshares, Inc	215
6,121		ESSA Bancorp, Inc	94
55,323	*	Essent Group Ltd	2,404
3,168		Evans Bancorp, Inc	113
6,654	e	Farmers & Merchants Bancorp, Inc	200
18,150		Farmers National Banc Corp	250
4,563		FB Financial Corp	145
6,481		Federal Agricultural Mortgage Corp (Class C)	469
15,456		Fidelity Southern Corp	423
510,699		Fifth Third Bancorp	12,880
10,211		Financial Institutions, Inc	278
20,427		First Bancorp (NC)	710
114,850		First Bancorp (Puerto Rico)	1,316
6,485		First Bancorp, Inc	162
6,018		First Bancshares, Inc	186
26,747		First Busey Corp	653
6,176		First Business Financial Services, Inc	124
5,135		First Citizens Bancshares, Inc (Class A)	2,091
69,402		First Commonwealth Financial Corp	874
12,139		First Community Bancshares, Inc	402
15,452		First Defiance Financial Corp	444
68,200		First Financial Bancorp	1,641
46,159		First Financial Bankshares, Inc	2,667
8,330		First Financial Corp	350
6,257		First Financial Northwest, Inc	99
19,660		First Foundation, Inc	267
3,022	e	First Guaranty Bancshares, Inc	62
71,845		First Hawaiian, Inc	1,872
220,520		First Horizon National Corp	3,083
4,089		First Internet Bancorp	79
18,329		First Interstate Bancsystem, Inc	730
29,933		First Merchants Corp	1,103
7,120		First Mid-Illinois Bancshares, Inc	237
73,424		First Midwest Bancorp, Inc	1,502
7,602		First Northwest Bancorp	118
15,462		First of Long Island Corp	339
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
107,798		First Republic Bank	$10,829
15,789		Flagstar Bancorp, Inc	520
20,105		Flushing Financial Corp	441
181,165		FNB Corp	1,920
8,854		Franklin Financial Network, Inc	257
119,869		Fulton Financial Corp	1,856
14,703		German American Bancorp, Inc	432
55,696		Glacier Bancorp, Inc	2,232
7,809		Great Southern Bancorp, Inc	405
42,914		Great Western Bancorp, Inc	1,356
2,003		Greene County Bancorp, Inc	61
1,224		Guaranty Bancshares, Inc	36
59,807		Hancock Holding Co	2,416
23,963		Hanmi Financial Corp	510
9,284	*	HarborOne Bancorp, Inc	160
17,800		Heartland Financial USA, Inc	759
25,661		Heritage Commerce Corp	311
22,188		Heritage Financial Corp	669
54,190		Hilltop Holdings, Inc	989
997		Hingham Institution for Savings	171
4,264		Home Bancorp, Inc	142
112,204		Home Bancshares, Inc	1,971
15,022	*	HomeStreet, Inc	396
13,541		HomeTrust Bancshares, Inc	341
93,574		Hope Bancorp, Inc	1,224
23,268		Horizon Bancorp	374
6,001	*	Howard Bancorp, Inc	89
701,072		Huntington Bancshares, Inc	8,890
35,117		IBERIABANK Corp	2,518
6,123	*,e	Impac Mortgage Holdings, Inc	24
19,246		Independent Bank Corp (MA)	1,559
17,558		Independent Bank Corp (MI)	378
20,253		Independent Bank Group, Inc	1,039
40,567		International Bancshares Corp	1,543
5,550		Investar Holding Corp	126
186,863		Investors Bancorp, Inc	2,214
2,186,405		JPMorgan Chase & Co	221,330
83,674		Kearny Financial Corp	1,077
684,052		Keycorp	10,774
32,502		Lakeland Bancorp, Inc	485
18,387		Lakeland Financial Corp	831
6,780		LCNB Corp	116
33,647		LegacyTexas Financial Group, Inc	1,258
4,628	*,e	LendingTree, Inc	1,627
14,926	e	Live Oak Bancshares, Inc	218
92,145		M&T Bank Corp	14,469
19,210		Macatawa Bank Corp	191
4,666	*	Malvern Bancorp, Inc	94
13,586		MBT Financial Corp	136
12,428		Mercantile Bank Corp	407
10,918		Merchants Bancorp	235
35,757		Meridian Bancorp, Inc	561
20,574		Meta Financial Group, Inc	405
4,420	*	Metropolitan Bank Holding Corp	154
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
210,298	*	MGIC Investment Corp	$2,774
1,778		Middlefield Banc Corp	73
10,800		Midland States Bancorp, Inc	260
6,195		Midsouth Bancorp, Inc	71
7,821		MidWestOne Financial Group, Inc	213
34,360	*	Mr Cooper Group, Inc	330
3,816		MutualFirst Financial, Inc	114
19,324		National Bank Holdings Corp	643
5,351		National Bankshares, Inc	229
7,588	*	National Commerce Corp	298
31,726		NBT Bancorp, Inc	1,142
305,096		New York Community Bancorp, Inc	3,530
6,480	*	Nicolet Bankshares, Inc	386
38,864	*	NMI Holdings, Inc	1,005
5,235		Northeast Bancorp	108
33,024		Northfield Bancorp, Inc	459
5,019		Northrim BanCorp, Inc	173
69,442		Northwest Bancshares, Inc	1,178
4,425	e	Norwood Financial Corp	136
30,487		OceanFirst Financial Corp	734
33,903		OFG Bancorp	671
3,155	e	Ohio Valley Banc Corp	114
6,461		Old Line Bancshares, Inc	161
90,192		Old National Bancorp	1,479
21,667		Old Second Bancorp, Inc	273
14,808		Opus Bank	293
11,057		Origin Bancorp, Inc	376
26,521		Oritani Financial Corp	441
5,318		Orrstown Financial Services, Inc	99
11,579	*	Pacific Mercantile Bancorp	88
28,237		Pacific Premier Bancorp, Inc	749
81,519		PacWest Bancorp	3,066
9,690		Park National Corp	918
4,177		Parke Bancorp, Inc	87
13,465		PCSB Financial Corp	264
11,582		Peapack Gladstone Financial Corp	304
2,964		Penns Woods Bancorp, Inc	122
9,540		PennyMac Financial Services, Inc	212
3,256		Peoples Bancorp of North Carolina, Inc	87
12,623		Peoples Bancorp, Inc	391
5,712		Peoples Financial Services Corp	258
240,181		People’s United Financial, Inc	3,949
9,341		People’s Utah Bancorp	246
50,971		Pinnacle Financial Partners, Inc	2,788
306,119		PNC Financial Services Group, Inc	37,549
62,207		Popular, Inc	3,243
8,859		Preferred Bank	398
8,456		Premier Financial Bancorp, Inc	133
48,016		Prosperity Bancshares, Inc	3,316
3,260	*	Provident Bancorp, Inc	74
45,191		Provident Financial Services, Inc	1,170
6,101		Prudential Bancorp, Inc	106
8,729		QCR Holdings, Inc	296
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
122,609		Radian Group, Inc	$2,543
9,265		RBB Bancorp	174
686,645		Regions Financial Corp	9,716
30,881		Renasant Corp	1,045
6,104		Republic Bancorp, Inc (Class A)	273
34,776	*	Republic First Bancorp, Inc	183
13,238		Riverview Bancorp, Inc	97
25,676		S&T Bancorp, Inc	1,015
22,606		Sandy Spring Bancorp, Inc	707
28,631	*	Seacoast Banking Corp of Florida	754
32,848		ServisFirst Bancshares, Inc	1,109
8,913		Shore Bancshares, Inc	133
8,511		SI Financial Group, Inc	110
8,919		Sierra Bancorp	217
38,410		Signature Bank	4,919
55,218		Simmons First National Corp (Class A)	1,352
5,382	*	SmartFinancial, Inc	102
24,776		South State Corp	1,693
4,079	*	Southern First Bancshares, Inc	138
4,139		Southern Missouri Bancorp, Inc	127
8,140		Southern National Bancorp of Virginia, Inc	119
20,042		Southside Bancshares, Inc	666
11,631		Sterling Bancorp, Inc	118
151,652		Sterling Bancorp/DE	2,825
16,305		Stock Yards Bancorp, Inc	551
6,101		Summit Financial Group, Inc	162
298,334		SunTrust Banks, Inc	17,676
33,541	*	SVB Financial Group	7,458
103,301		Synovus Financial Corp	3,549
116,646		TCF Financial Corp	2,413
5,870		Territorial Bancorp, Inc	158
35,836	*	Texas Capital Bancshares, Inc	1,956
34,383		TFS Financial Corp	566
35,393	*	The Bancorp, Inc	286
4,645		Timberland Bancorp, Inc	130
10,641		Tompkins Trustco, Inc	809
46,422		TowneBank	1,149
19,212		Trico Bancshares	755
16,178	*	Tristate Capital Holdings, Inc	331
10,668	*	Triumph Bancorp, Inc	314
71,043		Trustco Bank Corp NY	551
49,168		Trustmark Corp	1,654
26,057		UMB Financial Corp	1,669
161,706		Umpqua Holdings Corp	2,668
42,326		Union Bankshares Corp	1,368
2,885	e	Union Bankshares, Inc	130
72,013		United Bankshares, Inc	2,610
51,942		United Community Banks, Inc	1,295
34,307		United Community Financial Corp	321
36,948		United Financial Bancorp, Inc (New)	530
9,461		United Security Bancshares	100
5,346		Unity Bancorp, Inc	101
19,117		Univest Corp of Pennsylvania	468
995,434		US Bancorp	47,970
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
216,752		Valley National Bancorp	$2,076
22,054		Veritex Holdings, Inc	534
19,235		Walker & Dunlop, Inc	979
50,737		Washington Federal, Inc	1,466
10,818		Washington Trust Bancorp, Inc	521
19,189		Waterstone Financial, Inc	316
67,195		Webster Financial Corp	3,405
2,733,483		Wells Fargo & Co	132,082
35,721		WesBanco, Inc	1,420
11,970		West Bancorporation, Inc	248
18,981		Westamerica Bancorporation	1,173
68,448	*	Western Alliance Bancorp	2,809
19,137		Western New England Bancorp, Inc	177
38,890		Wintrust Financial Corp	2,618
37,123		WSFS Financial Corp	1,433
132,437		Zions Bancorporation	6,014
		TOTAL BANKS	1,072,657

CAPITAL GOODS - 7.0%
370,299		3M Co	76,941
93,763		A.O. Smith Corp	4,999
29,877		Aaon, Inc	1,380
23,226		AAR Corp	755
43,959		Actuant Corp (Class A)	1,071
24,498		Acuity Brands, Inc	2,940
24,758		Advanced Drainage Systems, Inc	638
93,206	*	Aecom Technology Corp	2,765
24,436	*	Aegion Corp	429
49,582	*	Aerojet Rocketdyne Holdings, Inc	1,762
14,335	*	Aerovironment, Inc	981
39,973		AGCO Corp	2,780
56,080		Air Lease Corp	1,926
13,921		Aircastle Ltd	282
6,904		Alamo Group, Inc	690
21,082		Albany International Corp (Class A)	1,509
58,342		Allegion plc	5,292
4,493		Allied Motion Technologies, Inc	154
68,688		Allison Transmission Holdings, Inc	3,085
22,666		Altra Holdings, Inc	704
13,776	*	Ameresco, Inc	223
10,171	*	American Woodmark Corp	840
147,502		Ametek, Inc	12,238
20,270		Apogee Enterprises, Inc	760
27,154		Applied Industrial Technologies, Inc	1,615
274,168		Arconic, Inc	5,239
30,718		Arcosa, Inc	938
10,471		Argan, Inc	523
17,658	*	Armstrong Flooring, Inc	240
31,329		Armstrong World Industries, Inc	2,488
15,250		Astec Industries, Inc	576
15,755	*	Astronics Corp	516
23,836	*	Atkore International Group, Inc	513
35,579	*	Axon Enterprise, Inc	1,936
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
19,364		AZZ, Inc	$793
36,264		Barnes Group, Inc	1,864
41,684	*	Beacon Roofing Supply, Inc	1,341
3,946	*,e	Blue Bird Corp	67
6,034	*,e	BlueLinx Holdings, Inc	161
47,040	*	BMC Stock Holdings, Inc	831
353,047		Boeing Co	134,659
30,438		Briggs & Stratton Corp	360
67,070	*	Builders FirstSource, Inc	895
66,179		BWX Technologies, Inc	3,281
14,163	e	Caesarstone Sdot-Yam Ltd	221
8,775	*	CAI International, Inc	204
36,112		Carlisle Cos, Inc	4,428
379,589		Caterpillar, Inc	51,431
22,344	*	Chart Industries, Inc	2,023
12,045	*	CIRCOR International, Inc	393
64,286	*	Colfax Corp	1,908
14,727		Columbus McKinnon Corp	506
24,840		Comfort Systems USA, Inc	1,301
18,016	*	Commercial Vehicle Group, Inc	138
28,296	*	Continental Building Products Inc	701
28,721		Crane Co	2,430
10,574	*	CSW Industrials, Inc	606
18,660		Cubic Corp	1,049
96,297		Cummins, Inc	15,202
31,189		Curtiss-Wright Corp	3,535
214,314		Deere & Co	34,256
9,586		DMC Global, Inc	476
81,746		Donaldson Co, Inc	4,092
16,771		Douglas Dynamics, Inc	639
91,263		Dover Corp	8,561
8,048	*	Ducommun, Inc	350
11,117	*	DXP Enterprises, Inc	433
16,954	*	Dycom Industries, Inc	779
3,733		Eastern Co	103
285,450		Eaton Corp	22,996
35,403		EMCOR Group, Inc	2,587
412,201		Emerson Electric Co	28,223
15,305		Encore Wire Corp	876
11,608	*,e	Energous Corp	74
24,905	*,e	Energy Recovery, Inc	217
31,570		EnerSys	2,057
58,642	*,e	Enphase Energy, Inc	541
15,803		EnPro Industries, Inc	1,019
18,556		ESCO Technologies, Inc	1,244
2,576	e	EVI Industries, Inc	98
51,314	*	Evoqua Water Technologies Corp	646
187,909		Fastenal Co	12,084
42,557		Federal Signal Corp	1,106
82,555		Flowserve Corp	3,727
91,070		Fluor Corp	3,351
189,288		Fortive Corp	15,879
99,180		Fortune Brands Home & Security, Inc	4,722
9,256	*	Foundation Building Materials, Inc	91
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
34,098		Franklin Electric Co, Inc	$1,742
9,868	*	Freightcar America, Inc	61
72,418	*	Gardner Denver Holdings, Inc	2,014
30,738	*	Gates Industrial Corp plc	441
28,224		GATX Corp	2,155
4,980	*	Gencor Industries, Inc	62
41,949	*	Generac Holdings, Inc	2,149
166,685		General Dynamics Corp	28,216
5,720,106		General Electric Co	57,144
22,869	*	Gibraltar Industries, Inc	929
16,574		Global Brass & Copper Holdings, Inc	571
17,148	*	GMS, Inc	259
14,132		Gorman-Rupp Co	480
104,372		Graco, Inc	5,169
26,067		GrafTech International Ltd	333
7,763		Graham Corp	152
33,088		Granite Construction, Inc	1,428
44,924	*	Great Lakes Dredge & Dock Corp	400
19,838		Greenbrier Cos, Inc	639
20,793		Griffon Corp	384
23,777		H&E Equipment Services, Inc	597
79,494		Harris Corp	12,696
59,172	*	Harsco Corp	1,193
26,381	*,e	HC2 Holdings, Inc	65
118,284	*	HD Supply Holdings, Inc	5,128
26,390		HEICO Corp	2,504
46,469		HEICO Corp (Class A)	3,906
17,889	*	Herc Holdings, Inc	697
57,257		Hexcel Corp	3,960
44,280		Hillenbrand, Inc	1,839
481,560		Honeywell International, Inc	76,529
38,998		Hubbell, Inc	4,601
28,196		Huntington Ingalls	5,842
4,796		Hurco Cos, Inc	193
7,224		Hyster-Yale Materials Handling, Inc	451
49,969		IDEX Corp	7,582
5,334	*	IES Holdings, Inc	95
217,877		Illinois Tool Works, Inc	31,272
159,921		Ingersoll-Rand plc	17,264
13,472		Insteel Industries, Inc	282
62,449		ITT, Inc	3,622
85,068		Jacobs Engineering Group, Inc	6,396
47,393	*	JELD-WEN Holding, Inc	837
22,550		John Bean Technologies Corp	2,072
598,700		Johnson Controls International plc	22,116
8,084		Kadant, Inc	711
17,941		Kaman Corp	1,049
104,383		KBR, Inc	1,993
56,290		Kennametal, Inc	2,069
35,741	*,e	KEYW Holding Corp, The	308
50,983	*	Kratos Defense & Security Solutions, Inc	797
52,610		L3 Technologies, Inc	10,857
4,456	*	Lawson Products, Inc	140
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,677	*	LB Foster Co (Class A)	$107
22,519		Lennox International, Inc	5,954
36,237		Lincoln Electric Holdings, Inc	3,039
7,273		Lindsay Corp	704
163,564		Lockheed Martin Corp	49,095
12,223	*	Lydall, Inc	287
22,630	*	Manitowoc Co, Inc	371
201,028		Masco Corp	7,902
18,516	*	Masonite International Corp	924
48,078	*	Mastec, Inc	2,313
38,365	e	Maxar Technologies, Inc	154
33,690	*	Mercury Systems, Inc	2,159
60,412	*	Meritor, Inc	1,229
35,939	*	Middleby Corp	4,673
31,692	*	Milacron Holdings Corp	359
7,280		Miller Industries, Inc	225
22,998		Moog, Inc (Class A)	2,000
64,419	*	MRC Global, Inc	1,126
25,456		MSC Industrial Direct Co (Class A)	2,105
40,743		Mueller Industries, Inc	1,277
104,855		Mueller Water Products, Inc (Class A)	1,053
10,993	*	MYR Group, Inc	381
3,534		National Presto Industries, Inc	384
35,673	*	Navistar International Corp	1,152
29,151	*	NCI Building Systems, Inc	180
19,066		NN, Inc	143
37,392		Nordson Corp	4,955
104,187		Northrop Grumman Corp	28,089
6,891	*	Northwest Pipe Co	165
78,206	*	NOW, Inc	1,092
5,211	*	NV5 Holdings, Inc	309
110,096		nVent Electric plc	2,970
2,354		Omega Flex, Inc	178
19,593	*	Orion Marine Group, Inc	57
46,060		Oshkosh Truck Corp	3,461
74,736		Owens Corning, Inc	3,522
224,822		PACCAR, Inc	15,319
84,661		Parker-Hannifin Corp	14,530
17,097	*	Patrick Industries, Inc	775
96,376		Pentair plc	4,290
36,380	*	PGT, Inc	504
159,236	*,e	Plug Power, Inc	382
7,077		Powell Industries, Inc	188
1,801		Preformed Line Products Co	96
28,783		Primoris Services Corp	595
18,284	*	Proto Labs, Inc	1,922
25,291		Quanex Building Products Corp	402
90,888		Quanta Services, Inc	3,430
25,955		Raven Industries, Inc	996
190,157		Raytheon Co	34,624
16,634	*	RBC Bearings, Inc	2,115
25,203		Regal-Beloit Corp	2,063
82,950	*	Resideo Technologies, Inc	1,600
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,757	e	REV Group, Inc	$96
75,228	*	Rexnord Corp	1,891
78,805		Rockwell Automation, Inc	13,827
66,271		Roper Industries, Inc	22,663
4,597		Rush Enterprises, Inc	191
21,510		Rush Enterprises, Inc (Class A)	899
112,005	*	Sensata Technologies Holding plc	5,042
29,530		Simpson Manufacturing Co, Inc	1,750
24,415	*,e	SiteOne Landscape Supply, Inc	1,395
34,435		Snap-On, Inc	5,390
66,489		Spirit Aerosystems Holdings, Inc (Class A)	6,086
30,406	*	SPX Corp	1,058
29,148	*	SPX FLOW, Inc	930
8,333		Standex International Corp	612
103,756		Stanley Black & Decker, Inc	14,128
18,886	*	Sterling Construction Co, Inc	236
16,194		Sun Hydraulics Corp	753
60,603	*,e	Sunrun, Inc	852
22,563	*	Teledyne Technologies, Inc	5,348
12,744		Tennant Co	791
54,792		Terex Corp	1,760
18,852	*	Textainer Group Holdings Ltd	182
155,293		Textron, Inc	7,867
24,419	*	Thermon Group Holdings	599
37,983		Timken Co	1,657
33,155		Titan International, Inc	198
11,613	*	Titan Machinery, Inc	181
65,756		Toro Co	4,527
7,431	*	TPI Composites, Inc	213
31,351		TransDigm Group, Inc	14,233
40,670	*	Trex Co, Inc	2,502
34,233	*	Trimas Corp	1,035
92,156		Trinity Industries, Inc	2,003
30,588		Triton International Ltd	951
32,779		Triumph Group, Inc	625
27,269	*	Tutor Perini Corp	467
6,567	*	Twin Disc, Inc	109
54,189	*	United Rentals, Inc	6,191
534,876		United Technologies Corp	68,940
79,848	*,h	Univar, Inc	1,769
44,298		Universal Forest Products, Inc	1,324
51,264		USG Corp	2,220
15,302		Valmont Industries, Inc	1,991
7,860	*	Vectrus, Inc	209
7,828	*	Veritiv Corp	206
12,845	*	Vicor Corp	398
15,334	*,e	Vivint Solar, Inc	76
29,246		W.W. Grainger, Inc	8,801
42,603		Wabash National Corp	577
31,460	*	WABCO Holdings, Inc	4,147
86,335	e	Wabtec Corp	6,365
21,705		Watsco, Inc	3,108
18,825		Watts Water Technologies, Inc (Class A)	1,521
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
88,290	*	Welbilt, Inc	$1,446
39,330	*	Wesco Aircraft Holdings, Inc	346
34,751	*	WESCO International, Inc	1,842
3,392	*	Willis Lease Finance Corp	144
22,097	*	Willscot Corp	245
30,077		Woodward Governor Co	2,854
121,024		Xylem, Inc	9,566
		TOTAL CAPITAL GOODS	1,320,932

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
40,285		ABM Industries, Inc	1,464
37,820	*	Acacia Research (Acacia Technologies)	123
77,675		ACCO Brands Corp	665
5,238	e	ADT, Inc	34
49,123	*	Advanced Disposal Services, Inc	1,375
5,145		Barrett Business Services, Inc	398
4,266		BG Staffing, Inc	93
33,472		Brady Corp (Class A)	1,553
16,522	*	BrightView Holdings, Inc	238
33,001		Brink’s Co	2,489
29,675	*	Casella Waste Systems, Inc (Class A)	1,055
35,493	*	CBIZ, Inc	718
18,496	*	Ceco Environmental Corp	133
14,958	*	Cimpress NV	1,199
55,082		Cintas Corp	11,133
38,542	*	Clean Harbors, Inc	2,757
127,578	*	Copart, Inc	7,730
23,688	*	CoStar Group, Inc	11,049
84,474		Covanta Holding Corp	1,462
7,013		CRA International, Inc	354
27,694		Deluxe Corp	1,211
20,052		Ennis, Inc	416
76,115		Equifax, Inc	9,020
36,012		Exponent, Inc	2,079
7,582		Forrester Research, Inc	367
7,620	*	Franklin Covey Co	193
25,416	*	FTI Consulting, Inc	1,953
9,864	*	GP Strategies Corp	120
49,914	e	Healthcare Services Group	1,647
14,300		Heidrick & Struggles International, Inc	548
8,893	*	Heritage-Crystal Clean, Inc	244
43,782		Herman Miller, Inc	1,540
31,637		HNI Corp	1,148
15,850	*	Huron Consulting Group, Inc	748
13,124		ICF International, Inc	999
247,450	*	IHS Markit Ltd	13,456
32,837	*	Innerworkings, Inc	119
25,976		Insperity, Inc	3,212
44,581		Interface, Inc	683
88,200		KAR Auction Services, Inc	4,526
20,372		Kelly Services, Inc (Class A)	449
18,302		Kforce, Inc	643
25,171		Kimball International, Inc (Class B)	356
35,963		Knoll, Inc	680
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
37,013		Korn/Ferry International	$1,657
23,849		LSC Communications, Inc	156
43,803		Manpower, Inc	3,622
22,585		Matthews International Corp (Class A)	835
17,061		McGrath RentCorp	965
13,300	*	Mistras Group, Inc	184
31,645		Mobile Mini, Inc	1,074
24,011		MSA Safety, Inc	2,483
9,774		Multi-Color Corp	488
33,798		Navigant Consulting, Inc	658
243,950		Nielsen NV	5,774
4,961	*	NL Industries, Inc	19
36,708	*	On Assignment, Inc	2,331
133,127		Pitney Bowes, Inc	915
21,796		Quad Graphics, Inc	259
141,252		Republic Services, Inc	11,354
20,546		Resources Connection, Inc	340
79,304		Robert Half International, Inc	5,168
85,209		Rollins, Inc	3,546
51,083		RR Donnelley & Sons Co	241
12,140	*	SP Plus Corp	414
61,807		Steelcase, Inc (Class A)	899
49,051	*	Stericycle, Inc	2,669
9,938		Systemax, Inc	225
20,907	*,e	Team, Inc	366
41,281		Tetra Tech, Inc	2,460
124,580		TransUnion	8,327
30,336	*	TriNet Group, Inc	1,812
30,958	*	TrueBlue, Inc	732
11,006		Unifirst Corp	1,689
8,321	*	Upwork, Inc	159
16,280		US Ecology, Inc	911
104,117		Verisk Analytics, Inc	13,848
15,178		Viad Corp	854
5,586		VSE Corp	176
26,743	*	WageWorks, Inc	1,010
281,677		Waste Management, Inc	29,269
5,398	*	Willdan Group, Inc	200
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	200,468

CONSUMER DURABLES & APPAREL - 1.3%
15,286		Acushnet Holdings Corp	354
39,523	*	American Outdoor Brands Corp	369
7,681		Bassett Furniture Industries, Inc	126
21,459	*	Beazer Homes USA, Inc	247
54,098		Brunswick Corp	2,723
69,841		Callaway Golf Co	1,113
90,698	*	Capri Holdings Ltd	4,149
27,877		Carter’s, Inc	2,810
6,102	*	Cavco Industries, Inc	717
13,611	*	Century Communities, Inc	326
14,228		Clarus Corp	182
19,279		Columbia Sportswear Co	2,009
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
45,716	*	CROCS, Inc	$1,177
6,895		Culp, Inc	133
19,292	*	Deckers Outdoor Corp	2,836
222,088		DR Horton, Inc	9,190
7,865		Escalade, Inc	88
18,783		Ethan Allen Interiors, Inc	359
5,531		Flexsteel Industries, Inc	128
31,215	*,e	Fossil Group, Inc	428
69,502	*	Garmin Ltd	6,002
30,360	*	G-III Apparel Group Ltd	1,213
74,136	*,e	GoPro, Inc	482
16,535	*	Green Brick Partners, Inc	145
6,360		Hamilton Beach Brands Holding Co	137
244,655		Hanesbrands, Inc	4,374
74,516		Hasbro, Inc	6,335
15,207	*	Helen of Troy Ltd	1,763
7,913		Hooker Furniture Corp	228
3,727	*	Hovnanian Enterprises, Inc	41
13,822	*	Installed Building Products Inc	670
18,443	*,e	iRobot Corp	2,171
3,583		Johnson Outdoors, Inc	256
60,650		KB Home	1,466
36,137		La-Z-Boy, Inc	1,192
94,275		Leggett & Platt, Inc	3,980
11,279		Lennar Corp (B Shares)	441
192,669		Lennar Corp (Class A)	9,458
12,635	*,e	LGI Homes, Inc	761
7,210		Lifetime Brands, Inc	68
63,018	*	Lululemon Athletica, Inc	10,327
16,714	*	M/I Homes, Inc	445
13,092	*	Malibu Boats, Inc	518
8,407		Marine Products Corp	113
13,690	*	MasterCraft Boat Holdings, Inc	309
246,470	*,e	Mattel, Inc	3,204
32,691		MDC Holdings, Inc	950
26,198	*	Meritage Homes Corp	1,171
42,399	*	Mohawk Industries, Inc	5,349
11,320		Movado Group, Inc	412
3,180		Nacco Industries, Inc (Class A)	122
22,756	*	Nautilus, Inc	127
6,504	*	New Home Co, Inc	31
273,995		Newell Rubbermaid, Inc	4,203
815,025		Nike, Inc (Class B)	68,633
2,226	*	NVR, Inc	6,159
11,750		Oxford Industries, Inc	884
38,838		Polaris Industries, Inc	3,279
157,608		Pulte Homes, Inc	4,407
47,687		PVH Corp	5,815
35,853		Ralph Lauren Corp	4,649
29,377	*	Roku, Inc	1,895
79,579	*	Skechers U.S.A., Inc (Class A)	2,675
4,660		Skyline Corp	89
60,523		Steven Madden Ltd	2,048
12,383		Sturm Ruger & Co, Inc	657
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,163		Superior Uniform Group, Inc	$86
191,265		Tapestry, Inc	6,214
79,194	*	Taylor Morrison Home Corp	1,406
33,646	*	Tempur Sealy International, Inc	1,940
96,054		Toll Brothers, Inc	3,477
26,487	*	TopBuild Corp	1,717
102,085	*	TRI Pointe Homes, Inc	1,290
28,980		Tupperware Corp	741
110,698	*,e	Under Armour, Inc (Class A)	2,340
135,169	*	Under Armour, Inc (Class C)	2,551
10,905	*	Unifi, Inc	211
10,485	*	Universal Electronics, Inc	390
16,444	*	Vera Bradley, Inc	218
210,527		VF Corp	18,297
41,550	*	Vista Outdoor, Inc	333
41,162		Whirlpool Corp	5,470
17,713	*	William Lyon Homes, Inc	272
67,978		Wolverine World Wide, Inc	2,429
11,211	*,e	YETI Holdings, Inc	339
21,026	*	Zagg, Inc	191
		TOTAL CONSUMER DURABLES & APPAREL	249,030

CONSUMER SERVICES - 2.3%
33,727	*	Adtalem Global Education, Inc	1,562
12,233	*	American Public Education, Inc	368
162,451		ARAMARK Holdings Corp	4,800
44,487		BBX Capital Corp	263
64,026	*	Belmond Ltd.	1,596
76	*	Biglari Holdings, Inc (A Shares)	56
769	*	Biglari Holdings, Inc (B Shares)	109
15,173		BJ’s Restaurants, Inc	717
44,145		Bloomin’ Brands, Inc	903
61,116		Boyd Gaming Corp	1,672
36,213	*	Bright Horizons Family Solutions	4,603
25,489		Brinker International, Inc	1,131
404,805	*	Caesars Entertainment Corp	3,518
46,334	*	Career Education Corp	765
257,356		Carnival Corp	13,053
11,838		Carriage Services, Inc	228
27,792	*	Carrols Restaurant Group, Inc	277
16,727	*	Century Casinos, Inc	152
31,824	e	Cheesecake Factory	1,557
60,816	*	Chegg, Inc	2,318
16,294	*	Chipotle Mexican Grill, Inc (Class A)	11,574
17,380		Choice Hotels International, Inc	1,351
23,949		Churchill Downs, Inc	2,162
12,474	*	Chuy’s Holdings, Inc	284
9,516	e	Cracker Barrel Old Country Store, Inc	1,538
82,979		Darden Restaurants, Inc	10,079
30,312		Dave & Buster’s Entertainment, Inc	1,512
17,725	*	Del Frisco’s Restaurant Group, Inc	114
23,487	*	Del Taco Restaurants, Inc	236
41,277	*	Denny’s Corp	757
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,362		DineEquity, Inc	$946
28,536		Domino’s Pizza, Inc	7,365
43,999	*	Drive Shack, Inc	198
49,730		Dunkin Brands Group, Inc	3,735
14,501	*	El Pollo Loco Holdings, Inc	189
44,594	*	Eldorado Resorts, Inc	2,082
2,242	*	Empire Resorts, Inc	23
117,907		Extended Stay America, Inc	2,116
20,469	*	Fiesta Restaurant Group, Inc	268
43,198	*	frontdoor, Inc	1,487
7,389	*	Golden Entertainment, Inc	105
2,783		Graham Holdings Co	1,901
32,189	*	Grand Canyon Education, Inc	3,686
129,519		H&R Block, Inc	3,101
14,706	*	Habit Restaurants, Inc	159
65,914	*	Hilton Grand Vacations, Inc	2,033
183,543		Hilton Worldwide Holdings, Inc	15,254
76,812	*	Houghton Mifflin Harcourt Co	558
24,452		Hyatt Hotels Corp	1,775
76,027	e	International Game Technology plc	988
18,045		International Speedway Corp (Class A)	787
10,324	*	J Alexander’s Holdings, Inc	101
14,716		Jack in the Box, Inc	1,193
26,055	*	K12, Inc	889
236,734		Las Vegas Sands Corp	14,431
62,559	*	Laureate Education, Inc	937
10,890	*	Lindblad Expeditions Holdings, Inc	166
185,784		Marriott International, Inc (Class A)	23,240
28,647		Marriott Vacations Worldwide Corp	2,679
513,466		McDonald’s Corp	97,507
326,708		MGM Resorts International	8,383
7,140	*	Monarch Casino & Resort, Inc	314
2,378		Nathan’s Famous, Inc	163
8,091	*,e	Noodles & Co	55
145,777	*	Norwegian Cruise Line Holdings Ltd	8,012
18,811	e	Papa John’s International, Inc	996
76,441	*	Penn National Gaming, Inc	1,536
60,595	*	Planet Fitness, Inc	4,164
10,854	*	PlayAGS, Inc	260
16,455	*	Potbelly Corp	140
6,547		RCI Hospitality Holdings, Inc	150
11,433	*	Red Lion Hotels Corp	92
9,211	*	Red Robin Gourmet Burgers, Inc	265
48,687		Red Rock Resorts, Inc	1,259
27,109	*	Regis Corp	533
110,388		Royal Caribbean Cruises Ltd	12,653
21,790		Ruth’s Chris Steak House, Inc	558
37,197	*	Scientific Games Corp (Class A)	760
30,308	*	SeaWorld Entertainment, Inc	781
108,167		Service Corp International	4,343
86,396	*	ServiceMaster Global Holdings, Inc	4,035
15,620	*	Shake Shack, Inc	924
48,601		Six Flags Entertainment Corp	2,398
27,603	*	Sotheby’s (Class A)	1,042
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
9,984		Speedway Motorsports, Inc	$145
794,947		Starbucks Corp	59,096
15,126		Strategic Education Inc	1,986
48,860		Texas Roadhouse, Inc (Class A)	3,039
26,170		Vail Resorts, Inc	5,687
26,120	*	Weight Watchers International, Inc	526
134,006		Wendy’s	2,397
21,048		Wingstop, Inc	1,600
68,964		Wyndham Hotels & Resorts, Inc	3,448
68,964		Wyndham Worldwide Corp	2,792
70,123		Wynn Resorts Ltd	8,367
236,930		Yum China Holdings, Inc	10,641
201,427		Yum! Brands, Inc	20,104
		TOTAL CONSUMER SERVICES	432,798

DIVERSIFIED FINANCIALS - 3.5%
38,253		Affiliated Managers Group, Inc	4,097
21,134		AG Mortgage Investment Trust	356
341,429		AGNC Investment Corp	6,146
271,869		Ally Financial, Inc	7,474
461,842		American Express Co	50,479
89,977		Ameriprise Financial, Inc	11,526
869,212		Annaly Capital Management, Inc	8,683
70,479		Anworth Mortgage Asset Corp	285
52,300		Apollo Commercial Real Estate Finance, Inc	952
36,129	e	Arbor Realty Trust, Inc	469
22,112		Ares Commercial Real Estate Corp	336
16,506	e	Arlington Asset Investment Corp (Class A)	131
26,163	*	ARMOUR Residential REIT, Inc	511
32,135		Artisan Partners Asset Management, Inc	809
4,316	e	Associated Capital Group, Inc	171
129,030		AXA Equitable Holdings, Inc	2,599
10,240		B. Riley Financial, Inc	171
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	428
587,875		Bank of New York Mellon Corp	29,646
166,153		BGC Partners, Inc (Class A)	882
80,642		BlackRock, Inc	34,464
73,790		Blackstone Mortgage Trust, Inc	2,550
30,473	*	Blucora, Inc	1,017
48,331	*	Cannae Holdings, Inc	1,172
312,638		Capital One Financial Corp	25,539
71,072		Capstead Mortgage Corp	610
74,260		CBOE Holdings, Inc	7,087
796,304		Charles Schwab Corp	34,050
7,318		Cherry Hill Mortgage Investment Corp	126
94,757		Chimera Investment Corp	1,776
235,176		CME Group, Inc	38,705
15,440		Cohen & Steers, Inc	653
56,629		Colony Credit Real Estate, Inc	887
18,127	*	Cowen Group, Inc	263
8,085	*	Credit Acceptance Corp	3,654
7,834	*	Curo Group Holdings Corp	79
2,179		Diamond Hill Investment Group, Inc	305
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
214,390		Discover Financial Services	$15,256
19,156	*	Donnelley Financial Solutions, Inc	285
33,323		Dynex Capital, Inc	203
169,137		E*TRADE Financial Corp	7,853
78,977		Eaton Vance Corp	3,184
11,344	*	Elevate Credit, Inc	49
17,368	*,e	Encore Capital Group, Inc	473
23,911	*	Enova International, Inc	546
29,096		Evercore Partners, Inc (Class A)	2,648
22,197		Exantas Capital Corp	236
38,445	*	Ezcorp, Inc (Class A)	358
24,832		Factset Research Systems, Inc	6,165
68,886		Federated Investors, Inc (Class B)	2,019
96,122	*	FGL Holdings	756
30,190		FirstCash, Inc	2,611
12,579	*	Focus Financial Partners, Inc	448
199,787		Franklin Resources, Inc	6,621
23,847	e	Gain Capital Holdings, Inc	150
4,049		GAMCO Investors, Inc (Class A)	83
231,785		Goldman Sachs Group, Inc	44,500
31,227		Granite Point Mortgage Trust, Inc	580
8,938		Great Ajax Corp	123
33,057	*	Green Dot Corp	2,005
19,893		Greenhill & Co, Inc	428
10,099		Hamilton Lane, Inc	440
15,460		Houlihan Lokey, Inc	709
47,028		Interactive Brokers Group, Inc (Class A)	2,440
366,206		IntercontinentalExchange Group, Inc	27,883
11,369	*	INTL FCStone, Inc	441
270,619		Invesco Ltd	5,226
84,385		Invesco Mortgage Capital, Inc	1,333
181,956		Jefferies Financial Group, Inc	3,419
7,773		KKR Real Estate Finance Trust, Inc	156
49,932		Ladder Capital Corp	850
73,441		Ladenburg Thalmann Financial Services, Inc	208
76,930		Lazard Ltd (Class A)	2,780
62,850		Legg Mason, Inc	1,720
214,482	*	LendingClub Corp	663
55,907		LPL Financial Holdings, Inc	3,894
23,522		MarketAxess Holdings, Inc	5,788
6,533		Marlin Business Services Corp	140
270,747		MFA Mortgage Investments, Inc	1,968
26,390		Moelis & Co	1,098
109,387		Moody’s Corp	19,809
806,364		Morgan Stanley	34,029
13,834		Morningstar, Inc	1,743
54,542		MSCI, Inc (Class A)	10,845
76,744		NASDAQ OMX Group, Inc	6,714
166,451		Navient Corp	1,926
14,990		Nelnet, Inc (Class A)	825
265,849		New Residential Investment Corp	4,495
75,449		New York Mortgage Trust, Inc	459
22,218	*	NewStar Financial, Inc	6
132,839		Northern Trust Corp	12,010
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
40,173		OM Asset Management plc	$545
36,046	*	On Deck Capital, Inc	195
51,991		OneMain Holdings, Inc	1,651
7,363		Oppenheimer Holdings, Inc	192
23,694	e	Orchid Island Capital, Inc	156
47,765		PennyMac Mortgage Investment Trust	989
17,372		Pico Holdings, Inc	172
10,272		Piper Jaffray Cos	748
13,025		PJT Partners, Inc	544
33,753	*	PRA Group, Inc	905
9,591		Pzena Investment Management, Inc (Class A)	78
86,900		Raymond James Financial, Inc	6,988
10,497	e	Ready Capital Corp	154
49,700		Redwood Trust, Inc	803
8,577	*	Regional Management Corp	209
165,515		S&P Global, Inc	34,849
16,951	*	Safeguard Scientifics, Inc	184
78,809		Santander Consumer USA Holdings, Inc	1,665
87,401		SEI Investments Co	4,567
5,338		Silvercrest Asset Management Group, Inc	76
313,613		SLM Corp	3,108
153,692		Starwood Property Trust, Inc	3,435
247,347		State Street Corp	16,278
47,909		Stifel Financial Corp	2,528
489,566		Synchrony Financial	15,617
153,545		T Rowe Price Group, Inc	15,373
181,531		TD Ameritrade Holding Corp	9,075
7,897		TPG RE Finance Trust, Inc	155
131,331		Two Harbors Investment Corp	1,777
18,355		Virtu Financial, Inc	436
4,800		Virtus Investment Partners, Inc	468
103,007		Voya Financial, Inc	5,146
58,496		Waddell & Reed Financial, Inc (Class A)	1,011
28,538		Western Asset Mortgage Capital Corp	292
5,409		Westwood Holdings Group, Inc	191
84,317		WisdomTree Investments, Inc	595
4,248	*	World Acceptance Corp	498
		TOTAL DIVERSIFIED FINANCIALS	662,338

ENERGY - 5.1%
109,725	*	Abraxas Petroleum Corp	137
1,730		Adams Resources & Energy, Inc	68
335,121		Anadarko Petroleum Corp	15,241
132,421	*	Antero Resources Corp	1,169
260,509		Apache Corp	9,029
52,623	*	Apergy Corp	2,161
28,129	*,e	Approach Resources, Inc	10
9,586		Arch Coal, Inc	875
85,865		Archrock, Inc	840
20,832	*	Ardmore Shipping Corp	128
342,142		Baker Hughes a GE Co	9,484
12,272	*	Basic Energy Services, Inc	47
36,376		Berry Petroleum Co LLC	420
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
14,562	*	Bonanza Creek Energy, Inc	$330
33,520	*	C&J Energy Services, Inc	520
283,011		Cabot Oil & Gas Corp	7,387
16,011	*	Cactus, Inc	570
30,573	*	California Resources Corp	786
145,414	*	Callon Petroleum Co	1,098
15,028	*,e	CARBO Ceramics, Inc	53
45,074	*	Carrizo Oil & Gas, Inc	562
124,454	*	Centennial Resource Development, Inc	1,094
155,280	*	Cheniere Energy, Inc	10,615
550,015	*,e	Chesapeake Energy Corp	1,705
1,259,586		Chevron Corp	155,156
64,851		Cimarex Energy Co	4,533
96,211	*	Clean Energy Fuels Corp	297
128,347	*	CNX Resources Corp	1,382
128,934		Concho Resources, Inc	14,307
758,282		ConocoPhillips	50,608
20,666	*	CONSOL Energy, Inc	707
64,271	*	Continental Resources, Inc	2,877
22,043	*,e	Covia Holdings Corp	123
11,149		CVR Energy, Inc	459
56,457		Delek US Holdings, Inc	2,056
280,409	*	Denbury Resources, Inc	575
310,534	*	Devon Energy Corp	9,800
55,111		DHT Holdings, Inc	246
38,317	*,e	Diamond Offshore Drilling, Inc	402
99,936		Diamondback Energy, Inc	10,147
20,589	*	Dorian LPG Ltd	132
27,635	*	Dril-Quip, Inc	1,267
7,121	*	Earthstone Energy, Inc	50
56,201	*,e	Energy Fuels, Inc	187
384,104		EOG Resources, Inc	36,559
180,649		EQT Corp	3,747
144,519		Equitrans Midstream Corp	3,148
14,364	*	Era Group, Inc	166
17,517		Evolution Petroleum Corp	118
23,313	*	Exterran Corp	393
87,596	*,e	Extraction Oil & Gas, Inc	371
2,801,804	d	Exxon Mobil Corp	226,386
49,153	*	Forum Energy Technologies, Inc	251
36,662	*,e	Frank’s International NV	228
52,498	*,e	Frontline Ltd	339
15,611	*	FTS International, Inc	156
32,033		GasLog Ltd	559
69,477		Golar LNG Ltd	1,465
26,945		Green Plains Renewable Energy, Inc	449
109,431	*	Gulfport Energy Corp	878
42,984	*,e	Halcon Resources Corp	58
10,340		Hallador Energy Co	54
593,991		Halliburton Co	17,404
100,808	*	Helix Energy Solutions Group, Inc	797
67,802		Helmerich & Payne, Inc	3,767
180,836		Hess Corp	10,892
21,135	*	HighPoint Resources Corp	47
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
110,468		HollyFrontier Corp	$5,443
23,510	*	Independence Contract Drilling, Inc	65
20,967	*	International Seaways, Inc	359
7,203	*	ION Geophysical Corp	104
823	*,e	Isramco, Inc	93
22,747	*,e	Jagged Peak Energy, Inc	238
22,628	*	Keane Group, Inc	246
7,122	*,e	Key Energy Services, Inc	29
1,262,845		Kinder Morgan, Inc	25,270
11,654	*	KLX Energy Services Holdings, Inc	293
139,280		Kosmos Energy Ltd	868
117,588	*	Laredo Petroleum Holdings, Inc	363
9,873	e	Liberty Oilfield Services, Inc	152
29,366	*	Lilis Energy, Inc	34
5,616	e	Mammoth Energy Services, Inc	94
550,921		Marathon Oil Corp	9,206
440,663		Marathon Petroleum Corp	26,374
64,577	*	Matador Resources Co	1,248
19,934	*	Matrix Service Co	390
126,473	*	McDermott International, Inc	941
7,181	*	Midstates Petroleum Co, Inc	70
4,077	*,e	Montage Resources Corp	61
114,242	e	Murphy Oil Corp	3,347
203,104		Nabors Industries Ltd	699
256,371		National Oilwell Varco, Inc	6,830
9,713	*	Natural Gas Services Group, Inc	168
7,613	*,e	NCS Multistage Holdings, Inc	39
63,344	*	Newpark Resources, Inc	580
5,415	*	Nine Energy Service, Inc	123
165,932	*	Noble Corp plc	476
330,855		Noble Energy, Inc	8,182
68,002		Nordic American Tanker Shipping	137
73,198	*	Northern Oil And Gas, Inc	201
170,623	*	Oasis Petroleum, Inc	1,031
494,020		Occidental Petroleum Corp	32,704
71,446	*	Oceaneering International, Inc	1,127
38,178	*	Oil States International, Inc	647
270,781		ONEOK, Inc	18,911
26,237	*	Overseas Shipholding Group, Inc	60
10,734		Panhandle Oil and Gas, Inc (Class A)	169
23,180	*	Par Pacific Holdings, Inc	413
167,421	*	Parsley Energy, Inc	3,231
150,779		Patterson-UTI Energy, Inc	2,114
78,916		PBF Energy, Inc	2,457
47,717	*	PDC Energy, Inc	1,941
54,624		Peabody Energy Corp	1,547
10,090	*	Penn Virginia Corp	445
270,765		Phillips 66	25,769
42,944	*	Pioneer Energy Services Corp	76
111,856		Pioneer Natural Resources Co	17,033
48,018	*	ProPetro Holding Corp	1,082
173,948	*	Questar Market Resources, Inc	1,355
139,657	e	Range Resources Corp	1,570
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
27,182	*,e	Renewable Energy Group, Inc	$597
4,186	*	Rex American Resources Corp	337
9,601	*	RigNet, Inc	94
32,471	*	Ring Energy, Inc	191
83,867	*	Rowan Cos plc	905
42,512	e	RPC, Inc	485
24,071	*	SandRidge Energy, Inc	193
928,324		Schlumberger Ltd	40,447
12,175		Scorpio Tankers, Inc	242
11,768	*	SEACOR Holdings, Inc	498
11,831	*	SEACOR Marine Holdings, Inc	157
6,869	*	Select Energy Services, Inc	83
48,551		SemGroup Corp	716
45,041	e	Ship Finance International Ltd	556
4,694	*	SilverBow Resources, Inc	108
80,594		SM Energy Co	1,410
12,316	*,e	Smart Sand, Inc	55
6,855	e	Solaris Oilfield Infrastructure, Inc	113
398,926	*	Southwestern Energy Co	1,871
143,792	*	SRC Energy, Inc	736
111,107	*	Superior Energy Services	519
13,911	*	Talos Energy, Inc	369
141,390		Targa Resources Investments, Inc	5,875
36,192	e	Teekay Corp	142
85,424		Teekay Tankers Ltd (Class A)	83
39,279	*,e	Tellurian, Inc	440
32,701	*	Tetra Technologies, Inc	77
16,234	*	Tidewater, Inc	376
343,005	*	Transocean Ltd (NYSE)	2,988
36,980	*	Unit Corp	527
95,169	*,e	Uranium Energy Corp	133
58,687	e	US Silica Holdings Inc	1,019
281,735		Valero Energy Corp	23,900
14,396	*	W&T Offshore, Inc	99
65,205	*	Whiting Petroleum Corp	1,704
800,353		Williams Cos, Inc	22,986
49,281		World Fuel Services Corp	1,424
284,313	*	WPX Energy, Inc	3,727
		TOTAL ENERGY	950,459

FOOD & STAPLES RETAILING - 1.3%
19,849		Andersons, Inc	640
22,168		Casey’s General Stores, Inc	2,855
14,374	*	Chefs’ Warehouse Holdings, Inc	446
290,924		Costco Wholesale Corp	70,444
10,217		Ingles Markets, Inc (Class A)	282
533,947		Kroger Co	13,135
6,410	*	Natural Grocers by Vitamin C	77
70,016	*	Performance Food Group Co	2,776
14,866		Pricesmart, Inc	875
763,555	*,e	Rite Aid Corp	485
17,661	*	Smart & Final Stores, Inc	87
27,344		Spartan Stores, Inc	434
72,919	*	Sprouts Farmers Market, Inc	1,571
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
311,057		Sysco Corp	$20,766
36,929	*	United Natural Foods, Inc	488
144,258	*	US Foods Holding Corp	5,036
4,843		Village Super Market (Class A)	132
531,115		Walgreens Boots Alliance, Inc	33,604
929,312		Walmart, Inc	90,636
4,684		Weis Markets, Inc	191
		TOTAL FOOD & STAPLES RETAILING	244,960

FOOD, BEVERAGE & TOBACCO - 3.6%
78,794	*,e	22nd Century Group, Inc	135
2,296		Alico, Inc	63
1,251,349		Altria Group, Inc	71,865
356,749		Archer Daniels Midland Co	15,387
48,393	e	B&G Foods, Inc (Class A)	1,182
5,887	*	Boston Beer Co, Inc (Class A)	1,735
38,532		Brown-Forman Corp (Class A)	1,972
181,046		Brown-Forman Corp (Class B)	9,556
92,994		Bunge Ltd	4,935
11,455	e	Calavo Growers, Inc	961
22,629		Cal-Maine Foods, Inc	1,010
113,057		Campbell Soup Co	4,311
61,868	*,e	Castle Brands, Inc	43
3,092		Coca-Cola Bottling Co Consolidated	890
2,525,191		Coca-Cola Co	118,330
310,765		ConAgra Brands, Inc	8,621
101,370		Constellation Brands, Inc (Class A)	17,773
7,653	*	Craft Brewers Alliance, Inc	107
118,243	*	Darling International, Inc	2,560
65,223	e	Dean Foods Co	198
5,320	*	Farmer Bros Co	106
92,845		Flowers Foods, Inc	1,980
20,613		Fresh Del Monte Produce, Inc	557
15,781	*	Freshpet, Inc	667
394,045		General Mills, Inc	20,392
73,323	*	Hain Celestial Group, Inc	1,695
89,522		Hershey Co	10,280
177,534	e	Hormel Foods Corp	7,946
57,996	*	Hostess Brands, Inc	725
46,997		Ingredion, Inc	4,450
10,369		J&J Snack Foods Corp	1,647
72,873		J.M. Smucker Co	8,490
5,780		John B. Sanfilippo & Son, Inc	415
160,382		Kellogg Co	9,203
119,054		Keurig Dr Pepper, Inc	3,330
402,921		Kraft Heinz Co	13,155
92,646		Lamb Weston Holdings, Inc	6,943
13,060		Lancaster Colony Corp	2,046
19,323	*	Landec Corp	237
8,386		Limoneira Co	197
81,380		McCormick & Co, Inc	12,258
9,193	e	MGP Ingredients, Inc	709
109,880		Molson Coors Brewing Co (Class B)	6,554
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
943,012		Mondelez International, Inc	$47,075
257,472	*	Monster Beverage Corp	14,053
8,574	e	National Beverage Corp	495
936,008		PepsiCo, Inc	114,708
1,025,544		Philip Morris International, Inc	90,648
9,633	*	Pilgrim’s Pride Corp	215
40,868	*	Post Holdings, Inc	4,471
18,742	*	Primo Water Corp	290
14,731		Sanderson Farms, Inc	1,942
192		Seaboard Corp	823
5,451	*	Seneca Foods Corp	134
40,880	*	Simply Good Foods Co	842
11,309	e	Tootsie Roll Industries, Inc	421
40,066	*	TreeHouse Foods, Inc	2,586
4,760		Turning Point Brands, Inc	219
189,676		Tyson Foods, Inc (Class A)	13,169
17,023		Universal Corp	981
50,602		Vector Group Ltd	546
		TOTAL FOOD, BEVERAGE & TOBACCO	669,234

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
1,136,754		Abbott Laboratories	90,872
28,689	*	Abiomed, Inc	8,193
56,824	*,e	Acadia Healthcare Co, Inc	1,665
58,290	*	Accuray, Inc	278
5,501	*	Addus HomeCare Corp	350
52,525	*	Align Technology, Inc	14,934
133,589	*	Allscripts Healthcare Solutions, Inc	1,274
20,714	*	Amedisys, Inc	2,553
6,596	*	American Renal Associates Holdings, Inc	40
101,878		AmerisourceBergen Corp	8,101
31,962	*	AMN Healthcare Services, Inc	1,505
26,107	*	Angiodynamics, Inc	597
104,354	*,e	Antares Pharma, Inc	316
171,264		Anthem, Inc	49,149
16,786	*,e	Apollo Medical Holdings, Inc	308
22,609	*	AtriCure, Inc	606
1,019		Atrion Corp	895
33,829	*	Avanos Medical, Inc	1,444
18,090	*	AxoGen, Inc	381
330,118		Baxter International, Inc	26,842
173,439		Becton Dickinson & Co	43,313
86,257	*	BioScrip, Inc	172
19,708	*	BioTelemetry, Inc	1,234
919,588	*	Boston Scientific Corp	35,294
135,933	*	Brookdale Senior Living, Inc	894
25,974		Cantel Medical Corp	1,737
19,478	*	Capital Senior Living Corp	78
198,011		Cardinal Health, Inc	9,534
23,626	*	Cardiovascular Systems, Inc	913
45,319	*	Castlight Health, Inc	170
268,250	*	Centene Corp	14,244
206,553	*	Cerner Corp	11,817
71,510	*	Cerus Corp	445
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,898		Chemed Corp	$3,488
243,896		Cigna Corp	39,223
8,700		Computer Programs & Systems, Inc	258
19,875		Conmed Corp	1,653
32,161		Cooper Cos, Inc	9,525
7,512	*	Corvel Corp	490
39,829	*	Covetrus, Inc	1,269
25,224	*	Cross Country Healthcare, Inc	177
23,064	*	CryoLife, Inc	673
16,944	*,e	CryoPort, Inc	219
10,004	*	Cutera, Inc	177
847,774		CVS Health Corp	45,720
19,235	*,e	CytoSorbents Corp	146
415,511		Danaher Corp	54,856
84,282	*	DaVita, Inc	4,576
149,427		Dentsply Sirona, Inc	7,410
60,646	*	DexCom, Inc	7,223
34,269	*	Diplomat Pharmacy, Inc	199
138,363	*	Edwards Lifesciences Corp	26,473
62,923		Encompass Health Corp	3,675
35,447		Ensign Group, Inc	1,815
45,708	*	Evolent Health, Inc	575
4,418	*	FONAR Corp	90
28,070	*	Genesis Health Care, Inc	40
30,765	*	GenMark Diagnostics, Inc	218
20,642	*	Glaukos Corp	1,618
48,523	*	Globus Medical, Inc	2,398
9,581	*	Guardant Health, Inc	735
36,085	*	Haemonetics Corp	3,157
180,563		HCA Holdings, Inc	23,542
35,870	*	HealthEquity, Inc	2,654
18,780		HealthStream, Inc	527
100,313	*	Henry Schein, Inc	6,030
4,605	*	Heska Corp	392
42,299		Hill-Rom Holdings, Inc	4,478
60,877	*	HMS Holdings Corp	1,803
184,551	*	Hologic, Inc	8,932
91,469		Humana, Inc	24,331
10,885	*	ICU Medical, Inc	2,605
57,119	*	IDEXX Laboratories, Inc	12,772
12,244	*	Inogen Inc	1,168
43,464	*,e	Inovalon Holdings, Inc	540
5,311	*	Inspire Medical Systems, Inc	302
41,898	*,e	Insulet Corp	3,984
22,691	*	Integer Holding Corp	1,711
44,740	*	Integra LifeSciences Holdings Corp	2,493
4,136	*	IntriCon Corp	104
75,275	*	Intuitive Surgical, Inc	42,950
23,110		Invacare Corp	193
16,105	*	iRhythm Technologies, Inc	1,207
66,643	*	Laboratory Corp of America Holdings	10,195
18,233	*	Lantheus Holdings, Inc	446
9,523		LeMaitre Vascular, Inc	295
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
19,826	*	LHC Group, Inc	$2,198
33,006	*	LivaNova plc	3,210
16,931	*	Magellan Health Services, Inc	1,116
32,408	*	Masimo Corp	4,481
128,340		McKesson Corp	15,023
40,701	*	Medidata Solutions, Inc	2,981
63,033	*	MEDNAX, Inc	1,713
893,160		Medtronic plc	81,349
31,965		Meridian Bioscience, Inc	563
35,220	*	Merit Medical Systems, Inc	2,178
41,890	*	Molina Healthcare, Inc	5,947
7,753		National Healthcare Corp	588
5,598		National Research Corp	216
24,197	*	Natus Medical, Inc	614
35,733	*	Neogen Corp	2,051
19,942	*	Nevro Corp	1,247
37,773	*	NextGen Healthcare, Inc	636
41,426	*	Novocure Ltd	1,995
36,380	*	NuVasive, Inc	2,066
9,426	*	Nuvectra Corp	104
26,681	*	Omnicell, Inc	2,157
40,487	*	OraSure Technologies, Inc	451
12,159	*	Orthofix International NV	686
5,177	*	OrthoPediatrics Corp	229
43,714		Owens & Minor, Inc	179
14,688	*	Oxford Immunotec Global plc	253
57,408		Patterson Cos, Inc	1,254
21,136	*	Penumbra, Inc	3,107
5,304	*,e	PetIQ, Inc	167
33,935	*	Premier, Inc	1,170
8,662	*	Providence Service Corp	577
6,666	*,e	Pulse Biosciences, Inc	117
86,772		Quest Diagnostics, Inc	7,803
20,943	*	Quidel Corp	1,371
72,154	*	R1 RCM, Inc	698
25,914	*	RadNet, Inc	321
93,908		Resmed, Inc	9,764
37,335	*,e	Rockwell Medical, Inc	212
38,631	*	RTI Biologics, Inc	232
77,335	*	Select Medical Holdings Corp	1,090
45,067	*,e	Senseonics Holdings, Inc	110
10,185	*	Sientra, Inc	87
7,680		Simulations Plus, Inc	162
26,141	*	Staar Surgical Co	894
54,225		STERIS plc	6,942
224,507		Stryker Corp	44,345
13,353	*,e	Surgery Partners, Inc	151
10,275	*	SurModics, Inc	447
6,560	*	Tabula Rasa HealthCare, Inc	370
6,719	*,e	Tactile Systems Technology, Inc	354
30,224	*	Tandem Diabetes Care, Inc	1,919
38,788	*,e	Teladoc, Inc	2,157
29,977		Teleflex, Inc	9,058
59,665	*	Tenet Healthcare Corp	1,721
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
30,967	*	Tivity Health, Inc	$544
105,717	*,e	TransEnterix, Inc	252
18,039	*	Triple-S Management Corp (Class B)	412
631,879		UnitedHealth Group, Inc	156,239
53,322		Universal Health Services, Inc (Class B)	7,133
9,158		US Physical Therapy, Inc	962
2,349		Utah Medical Products, Inc	207
27,229	*	Varex Imaging Corp	923
61,190	*	Varian Medical Systems, Inc	8,672
81,875	*	Veeva Systems, Inc	10,387
19,827	*,e	ViewRay, Inc	147
20,093	*	Vocera Communications, Inc	636
31,751	*	WellCare Health Plans, Inc	8,565
51,937		West Pharmaceutical Services, Inc	5,723
76,096	*	Wright Medical Group NV	2,393
131,297		Zimmer Biomet Holdings, Inc	16,767
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,152,671

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
7,431	*	Central Garden & Pet Co	190
24,471	*	Central Garden and Pet Co (Class A)	569
167,255		Church & Dwight Co, Inc	11,914
84,999		Clorox Co	13,639
555,891		Colgate-Palmolive Co	38,101
303,286		Coty, Inc	3,488
41,449	*	Edgewell Personal Care Co	1,819
15,146	*	elf Beauty, Inc	161
44,546		Energizer Holdings, Inc	2,001
140,700		Estee Lauder Cos (Class A)	23,293
69,622	*	Herbalife Ltd	3,689
12,258		Inter Parfums, Inc	930
229,608		Kimberly-Clark Corp	28,448
7,966		Medifast, Inc	1,016
5,685	e	Natural Health Trends Corp	74
5,868	*	Nature’s Sunshine Products, Inc	54
36,417		Nu Skin Enterprises, Inc (Class A)	1,743
3,981		Oil-Dri Corp of America	124
1,646,697		Procter & Gamble Co	171,339
8,319	*,e	Revlon, Inc (Class A)	161
22,541		Spectrum Brands Holdings, Inc	1,235
8,349	*	USANA Health Sciences, Inc	700
9,183		WD-40 Co	1,556
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	306,244

INSURANCE - 3.9%
495,319		Aflac, Inc	24,766
9,183		Alleghany Corp	5,624
219,356		Allstate Corp	20,659
32,424	*	AMBAC Financial Group, Inc	588
61,796		American Equity Investment Life Holding Co	1,670
43,725		American Financial Group, Inc	4,207
595,178		American International Group, Inc	25,628
5,469		American National Insurance Co	661
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
13,468		Amerisafe, Inc	$800
156,363		Aon plc	26,691
243,531	*	Arch Capital Group Ltd	7,871
24,041		Argo Group International Holdings Ltd	1,699
119,205		Arthur J. Gallagher & Co	9,310
33,144		Assurant, Inc	3,146
75,307		Assured Guaranty Ltd	3,346
96,464	*	Athene Holding Ltd	3,936
49,119		Axis Capital Holdings Ltd	2,691
1,282,381	*	Berkshire Hathaway, Inc (Class B)	257,617
80,775	*	Brighthouse Financial, Inc	2,931
144,728		Brown & Brown, Inc	4,271
302,889		Chubb Ltd	42,429
102,852		Cincinnati Financial Corp	8,835
32,879	*,e	Citizens, Inc (Class A)	219
17,827		CNA Financial Corp	773
123,157		Conseco, Inc	1,993
11,609		Crawford & Co (Class B)	106
7,812		Donegal Group, Inc (Class A)	105
11,930	*	eHealth, Inc	744
6,754		EMC Insurance Group, Inc	215
23,170		Employers Holdings, Inc	929
8,013	*	Enstar Group Ltd	1,394
17,977		Erie Indemnity Co (Class A)	3,209
26,539		Everest Re Group Ltd	5,731
7,071		FBL Financial Group, Inc (Class A)	443
10,321		FedNat Holding Co	166
67,815		First American Financial Corp	3,492
172,857		FNF Group	6,318
339,186	*	Genworth Financial, Inc (Class A)	1,299
6,929		Global Indemnity Ltd	210
6,616	e	Goosehead Insurance, Inc	184
20,683	*	Greenlight Capital Re Ltd (Class A)	225
7,438	*	Hallmark Financial Services	77
30,826		Hanover Insurance Group, Inc	3,519
226,634		Hartford Financial Services Group, Inc	11,268
5,533		HCI Group, Inc	236
8,194	*,e	Health Insurance Innovations, Inc	220
18,411		Heritage Insurance Holdings, Inc	269
29,606		Horace Mann Educators Corp	1,042
5,237		Independence Holding Co	185
1,119		Investors Title Co	177
12,617		James River Group Holdings Ltd	506
38,336		Kemper Corp	2,919
7,037		Kingstone Cos, Inc	104
10,502		Kinsale Capital Group, Inc	720
137,254		Lincoln National Corp	8,057
177,981		Loews Corp	8,531
48,335		Maiden Holdings Ltd	36
9,220	*	Markel Corp	9,185
330,400		Marsh & McLennan Cos, Inc	31,025
59,989	*	MBIA, Inc	571
20,342		Mercury General Corp	1,019
538,702		Metlife, Inc	22,933
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
35,673		National General Holdings Corp	$846
1,551		National Western Life Group, Inc	407
15,353		Navigators Group, Inc	1,073
7,308	*	NI Holdings, Inc	117
192,340		Old Republic International Corp	4,024
27,126		Primerica, Inc	3,313
192,618		Principal Financial Group	9,667
37,307		ProAssurance Corp	1,291
380,107		Progressive Corp	27,402
6,904		Protective Insurance Corp	128
268,880		Prudential Financial, Inc	24,705
41,571		Reinsurance Group of America, Inc (Class A)	5,902
28,612		RenaissanceRe Holdings Ltd	4,106
27,824		RLI Corp	1,996
11,093		Safety Insurance Group, Inc	967
42,211		Selective Insurance Group, Inc	2,671
11,039		State Auto Financial Corp	363
15,315		Stewart Information Services Corp	654
51,271	*	Third Point Reinsurance Ltd	532
22,143		Tiptree Financial, Inc	140
62,717		Torchmark Corp	5,140
174,214		Travelers Cos, Inc	23,895
15,868	*,e	Trupanion, Inc	519
16,104		United Fire & Casualty Co	704
12,682		United Insurance Holdings Corp	202
22,402		Universal Insurance Holdings, Inc	694
127,358		UnumProvident Corp	4,309
59,812		W.R. Berkley Corp	5,067
2,317		White Mountains Insurance Group Ltd	2,144
82,679		Willis Towers Watson plc	14,523
		TOTAL INSURANCE	737,231

MATERIALS - 2.9%
15,014	e	Advanced Emissions Solutions, Inc	174
22,501	*	AdvanSix, Inc	643
16,379	*,e	AgroFresh Solutions, Inc	55
143,595		Air Products & Chemicals, Inc	27,421
228,124	*,e	AK Steel Holding Corp	627
73,578		Albemarle Corp	6,032
122,406	*	Alcoa Corp	3,447
78,013	*	Allegheny Technologies, Inc	1,995
20,501		American Vanguard Corp	353
36,989		Aptargroup, Inc	3,935
13,288		Ardagh Group S.A.	173
43,629		Ashland Global Holdings, Inc	3,409
57,376		Avery Dennison Corp	6,483
153,684	*	Axalta Coating Systems Ltd	3,874
23,190		Balchem Corp	2,152
221,402		Ball Corp	12,810
53,485		Bemis Co, Inc	2,967
79,377	*	Berry Plastics Group, Inc	4,276
27,727		Boise Cascade Co	742
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
43,691		Cabot Corp	$1,819
31,590		Carpenter Technology Corp	1,448
84,927		Celanese Corp (Series A)	8,375
36,798	*	Century Aluminum Co	327
154,694		CF Industries Holdings, Inc	6,324
5,158		Chase Corp	477
119,808		Chemours Co	4,452
11,678	*	Clearwater Paper Corp	227
213,712	e	Cleveland-Cliffs, Inc	2,135
119,550	*	Coeur Mining, Inc	488
83,562		Commercial Metals Co	1,427
22,798		Compass Minerals International, Inc	1,240
76,387	*	Crown Holdings, Inc	4,168
45,300		Domtar Corp	2,249
1,502,591		DowDuPont, Inc	80,103
34,107		Eagle Materials, Inc	2,875
92,042		Eastman Chemical Co	6,984
166,406		Ecolab, Inc	29,377
159,281	*	Element Solutions Inc	1,609
60,041	*	Ferro Corp	1,137
47,286	*	Ferroglobe plc	0
40,724	*,e	Flotek Industries, Inc	132
83,295		FMC Corp	6,399
941,449		Freeport-McMoRan Copper & Gold, Inc (Class B)	12,135
17,819	*	FutureFuel Corp	239
48,995	*	GCP Applied Technologies, Inc	1,450
39,231	*	Gold Resource Corp	154
224,514		Graphic Packaging Holding Co	2,836
18,292		Greif, Inc (Class A)	755
3,993		Greif, Inc (Class B)	195
34,325		H.B. Fuller Co	1,670
7,923		Hawkins, Inc	292
9,402		Haynes International, Inc	309
335,463		Hecla Mining Co	772
143,018		Huntsman Corp	3,216
30,403	*	Ingevity Corp	3,211
14,138		Innophos Holdings, Inc	426
17,291		Innospec, Inc	1,441
63,136		International Flavors & Fragrances, Inc	8,131
276,554		International Paper Co	12,796
67,354	*	Intrepid Potash, Inc	255
12,178		Kaiser Aluminum Corp	1,275
15,231	*	Koppers Holdings, Inc	396
21,628	*	Kraton Polymers LLC	696
14,288		Kronos Worldwide, Inc	200
363,241		Linde plc	63,905
93,236	*	Livent Corp	1,145
104,108		Louisiana-Pacific Corp	2,538
15,120	*	LSB Industries, Inc	94
203,972		LyondellBasell Industries AF S.C.A	17,150
42,490		Martin Marietta Materials, Inc	8,548
14,781		Materion Corp	843
23,990		Minerals Technologies, Inc	1,410
233,459		Mosaic Co	6,376
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
18,118		Myers Industries, Inc	$310
10,909		Neenah Paper, Inc	702
4,083		NewMarket Corp	1,770
348,477		Newmont Mining Corp	12,465
207,804		Nucor Corp	12,125
119,149		Olin Corp	2,757
6,559		Olympic Steel, Inc	104
32,453	*	Omnova Solutions, Inc	228
90,414		Owens-Illinois, Inc	1,716
63,758		Packaging Corp of America	6,336
32,454		PH Glatfelter Co	458
58,890		PolyOne Corp	1,726
159,600		PPG Industries, Inc	18,014
20,162	*	PQ Group Holdings, Inc	306
9,399		Quaker Chemical Corp	1,883
31,957		Rayonier Advanced Materials, Inc	433
43,438		Reliance Steel & Aluminum Co	3,921
41,577		Royal Gold, Inc	3,781
85,949		RPM International, Inc	4,988
8,418	*	Ryerson Holding Corp	72
19,399		Schnitzer Steel Industries, Inc (Class A)	466
20,766		Schweitzer-Mauduit International, Inc	804
30,897		Scotts Miracle-Gro Co (Class A)	2,428
109,559		Sealed Air Corp	5,046
23,291		Sensient Technologies Corp	1,579
56,197		Sherwin-Williams Co	24,205
52,654		Silgan Holdings, Inc	1,560
58,033		Sonoco Products Co	3,571
56,197		Southern Copper Corp (NY)	2,230
140,856		Steel Dynamics, Inc	4,968
14,267		Stepan Co	1,249
78,354	*	Summit Materials, Inc	1,243
48,451	*	SunCoke Energy, Inc	411
29,755	*,e	TimkenSteel Corp	323
15,246	*	Trecora Resources	139
19,671		Tredegar Corp	318
23,427		Trinseo S.A.	1,061
47,159		Tronox Holdings plc	620
4,630	*	UFP Technologies, Inc	173
1,357		United States Lime & Minerals, Inc	105
113,186		United States Steel Corp	2,206
11,048	*,e	US Concrete, Inc	458
16,839		Valhi, Inc	39
120,028		Valvoline, Inc	2,228
22,885	*	Verso Corp	490
84,861		Vulcan Materials Co	10,048
11,178		Warrior Met Coal, Inc	340
24,489		Westlake Chemical Corp	1,662
166,890		WestRock Co	6,400
31,289	*	Worthington Industries, Inc	1,168
41,116		WR Grace and Co	3,209
		TOTAL MATERIALS	555,041
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
MEDIA & ENTERTAINMENT - 7.2%
501,312		Activision Blizzard, Inc	$22,825
197,760	*	Alphabet, Inc (Class A)	232,742
201,563	*	Alphabet, Inc (Class C)	236,496
39,663	e	AMC Entertainment Holdings, Inc	589
27,567	*	AMC Networks, Inc	1,565
2,913		Cable One, Inc	2,859
10,137	*	Care.com, Inc	200
33,333	*	Cargurus, Inc	1,335
51,951	*	Cars.com, Inc	1,184
207,768		CBS Corp (Class B)	9,875
57,360	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	228
112,224	*	Charter Communications, Inc	38,932
76,895		Cinemark Holdings, Inc	3,075
28,047	*	Clear Channel Outdoor Holdings, Inc (Class A)	150
2,974,430		Comcast Corp (Class A)	118,918
772	*,e	Daily Journal Corp	165
89,117	*	Discovery, Inc (Class A)	2,408
216,367	*	Discovery, Inc (Class C)	5,500
140,931	*	DISH Network Corp (Class A)	4,466
197,158	*	Electronic Arts, Inc	20,037
11,002		Emerald Expositions Events, Inc	140
88,350		Entercom Communications Corp (Class A)	464
50,932		Entravision Communications Corp (Class A)	165
20,620	*,e	Eros International plc	188
42,935		EW Scripps Co (Class A)	902
1,574,151	*	Facebook, Inc	262,395
10,504	*	Fluent, Inc	59
227,338	*	Fox Corp (Class A)	8,346
106,773	*	Fox Corp (Class B)	3,831
86,657		Gannett Co, Inc	913
68,741	*	GCI Liberty, Inc	3,823
54,344	*	Glu Mobile, Inc	594
46,930	*	Gray Television, Inc	1,002
11,523	*	Hemisphere Media Group, Inc	162
49,755	*	IAC/InterActiveCorp	10,454
42,177	*	Imax Corp	957
256,720		Interpublic Group of Cos, Inc	5,394
30,218		John Wiley & Sons, Inc (Class A)	1,336
7,655	*	Liberty Braves Group (Class A)	214
25,374	*	Liberty Braves Group (Class C)	705
17,476	*	Liberty Broadband Corp (Class A)	1,601
67,609	*	Liberty Broadband Corp (Class C)	6,202
29,453	*	Liberty Latin America Ltd (Class A)	570
77,076	*	Liberty Latin America Ltd (Class C)	1,499
15,619	*	Liberty Media Group (Class A)	532
123,792	*	Liberty Media Group (Class C)	4,339
50,898	*	Liberty SiriusXM Group (Class A)	1,943
102,962	*	Liberty SiriusXM Group (Class C)	3,937
53,282	*	Liberty TripAdvisor Holdings, Inc	756
37,150	e	Lions Gate Entertainment Corp (Class A)	581
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
71,817	e	Lions Gate Entertainment Corp (Class B)	$1,084
96,974	*	Live Nation, Inc	6,162
9,932	*	Loral Space & Communications, Inc	358
13,200	*	Madison Square Garden Co	3,869
14,211		Marcus Corp	569
35,129	e	Match Group, Inc	1,989
37,799	*	MDC Partners, Inc	85
46,865	*	Meet Group, Inc	236
27,920	e	Meredith Corp	1,543
43,336	*	MSG Networks, Inc	943
46,358		National CineMedia, Inc	327
275,099	*	NetFlix, Inc	98,089
36,183		New Media Investment Group, Inc	380
89,935	e	New York Times Co (Class A)	2,954
268,456		News Corp (Class A)	3,340
86,319		News Corp (Class B)	1,078
31,898		Nexstar Broadcasting Group, Inc (Class A)	3,457
146,186		Omnicom Group, Inc	10,670
20,643	*	QuinStreet, Inc	276
12,373	*	Reading International, Inc	197
13,437	*	Rosetta Stone, Inc	294
3,161		Saga Communications, Inc	105
19,984		Scholastic Corp	795
51,858		Sinclair Broadcast Group, Inc (Class A)	1,995
1,112,572		Sirius XM Holdings, Inc	6,308
73,771	*	Take-Two Interactive Software, Inc	6,962
12,153	*	TechTarget, Inc	198
156,124		TEGNA, Inc	2,201
52,414		Tribune Co	2,418
15,283	*	Tribune Publishing Co	180
71,015	*	TripAdvisor, Inc	3,654
44,667	*	TrueCar, Inc	297
466,692	*	Twitter, Inc	15,345
7,706		Viacom, Inc (Class A)	250
233,649		Viacom, Inc (Class B)	6,559
1,155,192		Walt Disney Co	128,261
15,148	*	WideOpenWest, Inc	138
27,047		World Wrestling Entertainment, Inc (Class A)	2,347
56,028	*	Yelp, Inc	1,933
38,071	*	Zillow Group, Inc (Class A)	1,302
76,096	*,e	Zillow Group, Inc (Class C)	2,644
549,506	*	Zynga, Inc	2,929
		TOTAL MEDIA & ENTERTAINMENT	1,352,274

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
1,000,851		AbbVie, Inc	80,658
18,729	*,e	Abeona Therapeutics, Inc	138
70,913	*	Acadia Pharmaceuticals, Inc	1,904
18,841	*,e	Accelerate Diagnostics, Inc	396
22,847	*	Acceleron Pharma, Inc	1,064
86,253	*	Achillion Pharmaceuticals, Inc	255
14,790	*	Aclaris Therapeutics, Inc	89
31,389	*	Acorda Therapeutics, Inc	417
12,735	*,e	Adamas Pharmaceuticals, Inc	91
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
26,641	*	Aduro Biotech, Inc	$106
36,900	*	Adverum Biotechnologies, Inc	193
21,807	*	Aerie Pharmaceuticals, Inc	1,036
56,789	*	Agenus, Inc	169
214,820		Agilent Technologies, Inc	17,267
34,493	*	Agios Pharmaceuticals, Inc	2,326
25,712	*,e	Aimmune Therapeutics, Inc	575
10,845	*,e	Akcea Therapeutics, Inc	307
48,526	*	Akebia Therapeutics, Inc	397
64,824	*	Akorn, Inc	228
6,175	*	Albireo Pharma, Inc	199
34,164	*	Alder Biopharmaceuticals, Inc	466
142,239	*	Alexion Pharmaceuticals, Inc	19,228
110,420	*	Alkermes plc	4,029
5,532	*,e	Allakos, Inc	224
224,397		Allergan plc	32,854
14,115	*,e	Allogene Therapeutics, Inc	408
60,843	*	Alnylam Pharmaceuticals, Inc	5,686
25,493	*	AMAG Pharmaceuticals, Inc	328
417,176		Amgen, Inc	79,255
128,302	*,e	Amicus Therapeutics, Inc	1,745
53,162	*	Amneal Pharmaceuticals, Inc	753
25,774	*	Amphastar Pharmaceuticals, Inc	527
12,566	*,e	AnaptysBio, Inc	918
5,767	*	ANI Pharmaceuticals, Inc	407
10,943	*	Anika Therapeutics, Inc	331
24,477	*	Apellis Pharmaceuticals, Inc	477
8,900	*,e	Aptinyx, Inc	36
29,050	*	Aratana Therapeutics, Inc	105
23,940	*	Arbutus Biopharma Corp	86
20,717	*,e	Arcus Biosciences, Inc	259
22,973	*	Ardelyx, Inc	64
33,642	*	Arena Pharmaceuticals, Inc	1,508
58,861	*	Arqule, Inc	282
126,892	*	Array Biopharma, Inc	3,094
58,978	*,e	Arrowhead Research Corp	1,082
10,043	*	Assembly Biosciences, Inc	198
44,278	*	Assertio Therapeutics, Inc	224
27,557	*	Atara Biotherapeutics, Inc	1,095
28,525	*,e	Athenex, Inc	349
52,762	*,e	Athersys, Inc	79
21,700	*	Audentes Therapeutics, Inc	847
68,882	*,e	AVEO Pharmaceuticals, Inc	56
33,858	*	Avid Bioservices, Inc	144
19,950	*	Bellicum Pharmaceuticals, Inc	67
53,741	*	BioCryst Pharmaceuticals, Inc	437
130,041	*	Biogen Idec, Inc	30,739
18,525	*	Biohaven Pharmaceutical Holding Co Ltd	953
120,472	*	BioMarin Pharmaceutical, Inc	10,702
15,362	*	Bio-Rad Laboratories, Inc (Class A)	4,696
3,856	*	Biospecifics Technologies Corp	240
25,935		Bio-Techne Corp	5,149
56,186	*,e	BioTime, Inc	74
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
33,689	*,e	Bluebird Bio, Inc	$5,300
28,144	*	Blueprint Medicines Corp	2,253
1,083,483		Bristol-Myers Squibb Co	51,693
76,600		Bruker BioSciences Corp	2,945
21,820	*	Calithera Biosciences, Inc	147
5,849	*,e	Calyxt, Inc	103
23,380	*	Cambrex Corp	908
19,366	*,e	Cara Therapeutics Inc	380
21,908	*	CareDx, Inc	691
33,837	*,e	CASI Pharmaceuticals, Inc	97
90,837	*	Catalent, Inc	3,687
50,782	*,e	Catalyst Pharmaceuticals, Inc	259
465,261	*	Celgene Corp	43,893
34,386	*	Charles River Laboratories International, Inc	4,995
18,304	*	ChemoCentryx, Inc	254
30,594	*	Chimerix, Inc	64
14,633	*,e	Clearside Biomedical, Inc	20
28,355	*	Clovis Oncology, Inc	704
23,538	*	Codexis, Inc	483
15,129	*,e	Cohbar, Inc	49
27,864	*	Coherus Biosciences, Inc	380
16,286	*	Collegium Pharmaceutical, Inc	247
11,239	*	Concert Pharmaceuticals Inc	136
32,828	*,e	Corbus Pharmaceuticals Holdings, Inc	228
65,375	*,e	Corcept Therapeutics, Inc	767
15,295	*,e	Corium International, Inc	3
6,717	*	Corvus Pharmaceuticals, Inc	27
34,612	*,e	CTI BioPharma Corp	34
11,975	*,e	Cue Biopharma, Inc	93
39,943	*	Cymabay Therapeutics, Inc	530
30,153	*	Cytokinetics, Inc	244
21,311	*	CytomX Therapeutics, Inc	229
5,156	*,e	Deciphera Pharmaceuticals, Inc	120
11,457	*,e	Denali Therapeutics, Inc	266
27,246	*	Dermira, Inc	369
30,105	*	Dicerna Pharmaceuticals, Inc	441
7,981	*,e	Dova Pharmaceuticals, Inc	71
84,059	*	Durect Corp	53
35,256	*,e	Dynavax Technologies Corp	258
6,368	*	Eagle Pharmaceuticals, Inc	322
24,325	*,e	Editas Medicine, Inc	595
10,671	*,e	Eidos Therapeutics, Inc	250
220,267	*	Elanco Animal Health, Inc	7,064
584,183		Eli Lilly & Co	75,804
14,575	*	Eloxx Pharmaceuticals, Inc	170
24,015	*	Emergent Biosolutions, Inc	1,213
11,786	*	Enanta Pharmaceuticals, Inc	1,126
161,263	*	Endo International plc	1,295
27,058	*	Enzo Biochem, Inc	74
29,818	*	Epizyme, Inc	369
9,694	*,e	Esperion Thereapeutics, Inc	389
79,297	*	Exact Sciences Corp	6,869
189,826	*	Exelixis, Inc	4,518
24,636	*	Fate Therapeutics, Inc	433
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
50,667	*	FibroGen, Inc	$2,754
19,800	*	Five Prime Therapeutics, Inc	265
19,463	*,e	Flexion Therapeutics, Inc	243
20,851	*	Fluidigm Corp	277
5,695	*	G1 Therapeutics, Inc	95
14,071	*	Genomic Health, Inc	986
114,325	*,e	Geron Corp	190
844,703		Gilead Sciences, Inc	54,914
26,450	*	Global Blood Therapeutics, Inc	1,400
22,784	*	GlycoMimetics Inc	284
79,065	*	Halozyme Therapeutics, Inc	1,273
32,353	*	Heron Therapeutics, Inc	791
11,341	*,e	Homology Medicines, Inc	314
118,653	*	Horizon Pharma plc	3,136
7,873	*,e	Idera Pharmaceuticals, Inc	20
98,364	*	Illumina, Inc	30,561
8,484	*	Immune Design Corp	50
65,469	*	Immunogen, Inc	177
89,330	*,e	Immunomedics, Inc	1,716
116,540	*	Incyte Corp	10,024
55,553	*	Innoviva, Inc	779
49,160	*,e	Inovio Pharmaceuticals, Inc	183
45,452	*	Insmed, Inc	1,321
17,481	*,e	Insys Therapeutics, Inc	81
10,757	*,e	Intellia Therapeutics, Inc	184
12,921	*	Intercept Pharmaceuticals, Inc	1,445
18,642	*	Intersect ENT, Inc	599
25,348	*	Intra-Cellular Therapies, Inc	309
39,434	*,e	Intrexon Corp	207
27,249	*	Invitae Corp	638
89,084	*	Ionis Pharmaceuticals, Inc	7,231
34,093	*	Iovance Biotherapeutics, Inc	324
114,676	*	IQVIA Holdings, Inc	16,496
95,014	*	Ironwood Pharmaceuticals, Inc	1,286
40,066	*	Jazz Pharmaceuticals plc	5,727
1,775,996		Johnson & Johnson	248,266
4,482	*	Jounce Therapeutics, Inc	28
47,099	*,e	Kadmon Holdings, Inc	124
5,857	*	Kala Pharmaceuticals, Inc	48
23,632	*	Karyopharm Therapeutics, Inc	138
15,620	*	Kindred Biosciences Inc	143
10,057	*	Kura Oncology, Inc	167
12,410	*,e	La Jolla Pharmaceutical Co	80
19,506	*,e	Lannett Co, Inc	154
30,110	*,e	Lexicon Pharmaceuticals, Inc	167
14,752	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,854
31,134		Luminex Corp	716
23,459	*	MacroGenics, Inc	422
3,934	*,e	Madrigal Pharmaceuticals, Inc	493
47,591	*	Mallinckrodt plc	1,035
94,899	*,e	MannKind Corp	187
24,678	*,e	Marinus Pharmaceuticals, Inc	103
49,764	*,e	Medicines Co	1,391
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
22,034	*,e	MediciNova, Inc	$182
5,025	*	Medpace Holdings, Inc	296
1,230	*,e	Melinta Therapeutics, Inc	4
1,721,193		Merck & Co, Inc	143,152
8,441	*	Mersana Therapeutics, Inc	44
16,303	*	Mettler-Toledo International, Inc	11,787
18,922	*	Minerva Neurosciences, Inc	149
10,019	*,e	Miragen Therapeutics, Inc	28
12,275	*	Mirati Therapeutics, Inc	900
17,422	*,e	Moderna, Inc	355
53,355	*	Momenta Pharmaceuticals, Inc	775
350,312	*	Mylan NV	9,928
20,674	*	MyoKardia, Inc	1,075
46,607	*	Myriad Genetics, Inc	1,547
10,862	*	NanoString Technologies, Inc	260
22,232	*,e	NantKwest, Inc	35
19,889	*	Natera, Inc	410
106,507	*	Nektar Therapeutics	3,579
38,546	*	NeoGenomics, Inc	789
10,102	*,e	Neos Therapeutics, Inc	26
63,342	*	Neurocrine Biosciences, Inc	5,580
14,869	*,e	NewLink Genetics Corp	29
197,987	*,e	Novavax, Inc	109
19,320	*,e	Nymox Pharmaceutical Corp	38
13,115	*,e	Ocular Therapeutix, Inc	52
29,642	*,e	Omeros Corp	515
238,337	*,e	Opko Health, Inc	622
10,903	*,e	Optinose, Inc	112
60,008	*,e	Organovo Holdings, Inc	60
4,292	*	Ovid therapeutics, Inc	8
55,440	*	Pacific Biosciences of California, Inc	401
28,237	*	Pacira Pharmaceuticals, Inc	1,075
17,330	*,e	Paratek Pharmaceuticals, Inc	93
120,653	*	PDL BioPharma, Inc	449
73,051	*	PerkinElmer, Inc	7,039
92,108		Perrigo Co plc	4,436
3,795,361		Pfizer, Inc	161,189
12,927		Phibro Animal Health Corp	427
24,527	*	Pieris Pharmaceuticals, Inc	82
5,876	*,e	PolarityTE, Inc	63
36,240	*,e	Portola Pharmaceuticals, Inc	1,258
34,913	*	PRA Health Sciences, Inc	3,851
38,233	*	Prestige Brands Holdings, Inc	1,144
51,583	*	Progenics Pharmaceuticals, Inc	239
27,579	*	Prothena Corp plc	335
25,096	*	PTC Therapeutics, Inc	945
20,506	*	Puma Biotechnology, Inc	795
149,997	*	QIAGEN NV	6,102
8,205	*	Ra Pharmaceuticals, Inc	184
27,010	*	Radius Health, Inc	539
12,412	*	Reata Pharmaceuticals, Inc	1,061
8,471	*	Recro Pharma, Inc	50
53,535	*	Regeneron Pharmaceuticals, Inc	21,983
19,715	*	REGENXBIO, Inc	1,130
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
24,847	*	Repligen Corp	$1,468
25,726	*	Retrophin, Inc	582
15,494	*	Revance Therapeutics, Inc	244
6,147	*	Rhythm Pharmaceuticals, Inc	168
86,450	*	Rigel Pharmaceuticals, Inc	222
14,146	*,e	Rocket Pharmaceuticals, Inc	248
22,395	*,e	Rubius Therapeutics, Inc	405
28,996	*	Sage Therapeutics, Inc	4,612
52,234	*	Sangamo Biosciences, Inc	498
42,194	*	Sarepta Therapeutics, Inc	5,029
16,939	*,e	Savara, Inc	125
70,004	*	Seattle Genetics, Inc	5,127
8,829	*,e	Selecta Biosciences, Inc	21
13,345	*,e	Seres Therapeutics, Inc	92
10,453	*,e	Sienna Biopharmaceuticals, Inc	24
35,191	*	SIGA Technologies, Inc	211
6,168	*,e	Solid Biosciences, Inc	57
58,895	*,e	Sorrento Therapeutics, Inc	280
16,648	*	Spark Therapeutics, Inc	1,896
56,104	*	Spectrum Pharmaceuticals, Inc	600
12,168	*	Stemline Therapeutics, Inc	156
34,621	*	Supernus Pharmaceuticals, Inc	1,213
6,983	*	Syndax Pharmaceuticals, Inc	37
39,474	*	Syneos Health, Inc	2,043
9,466	*	Syros Pharmaceuticals, Inc	87
17,332	*,e	T2 Biosystems, Inc	46
29,885	*,e	Teligent, Inc	35
26,726	*	Tetraphase Pharmaceuticals, Inc	36
34,724	*,e	TG Therapeutics, Inc	279
114,084	*,e	TherapeuticsMD, Inc	556
29,259	*	Theravance Biopharma, Inc	663
266,612		Thermo Fisher Scientific, Inc	72,977
6,159	*	Tocagen, Inc	67
7,799	*	Tricida, Inc	301
68,656	*,e	Tyme Technologies, Inc	121
28,669	*	Ultragenyx Pharmaceutical, Inc	1,988
28,234	*	United Therapeutics Corp	3,314
16,428	*	UNITY Biotechnology, Inc	133
31,395	*	Vanda Pharmaceuticals, Inc	578
16,367	*	Veracyte, Inc	409
35,826	*,e	Verastem, Inc	106
24,994	*	Vericel Corp	438
168,688	*	Vertex Pharmaceuticals, Inc	31,030
29,514	*,e	Viking Therapeutics, Inc	293
8,673	*	Voyager Therapeutics, Inc	166
49,721	*	Waters Corp	12,515
8,910	*,e	WaVe Life Sciences Pte Ltd	346
27,098	*	Xencor Inc	842
20,380	*	Zafgen, Inc	56
90,754	*,e	ZIOPHARM Oncology, Inc	349
322,732		Zoetis, Inc	32,489
17,421	*	Zogenix, Inc	958
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,527,576
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
REAL ESTATE - 4.0%
60,331		Acadia Realty Trust	$1,645
18,415		Agree Realty Corp	1,277
47,563		Alexander & Baldwin, Inc	1,210
1,329		Alexander’s, Inc	500
73,674		Alexandria Real Estate Equities, Inc	10,503
8,343	*,e	Altisource Portfolio Solutions S.A.	198
28,646		American Assets Trust, Inc	1,314
96,842		American Campus Communities, Inc	4,608
164,177		American Homes 4 Rent	3,730
288,611		American Tower Corp	56,874
83,486		Americold Realty Trust	2,547
102,599		Apartment Investment & Management Co	5,160
113,878		Apple Hospitality REIT, Inc	1,856
31,681		Armada Hoffler Properties, Inc	494
56,474		Ashford Hospitality Trust, Inc	268
90,146		AvalonBay Communities, Inc	18,095
16,903		Bluerock Residential Growth REIT, Inc	182
102,627		Boston Properties, Inc	13,740
20,771		BraeMar Hotels & Resorts, Inc	254
121,360		Brandywine Realty Trust	1,925
218,369		Brixmor Property Group, Inc	4,011
71,996		Brookfield Property REIT, Inc	1,475
61,667		Camden Property Trust	6,259
50,740		CareTrust REIT, Inc	1,190
29,192		CatchMark Timber Trust, Inc	287
124,137	e	CBL & Associates Properties, Inc	192
204,711	*	CBRE Group, Inc	10,123
62,949		Cedar Realty Trust, Inc	214
28,285		Chatham Lodging Trust	544
40,024		Chesapeake Lodging Trust	1,113
21,833		City Office REIT, Inc	247
10,462		Clipper Realty, Inc	140
350,580		Colony Capital, Inc	1,865
83,894		Columbia Property Trust, Inc	1,888
9,586		Community Healthcare Trust, Inc	344
3,235		Consolidated-Tomoka Land Co	191
86,682		CoreCivic, Inc	1,686
9,299	e	CorEnergy Infrastructure Trust, Inc	342
7,951		CorePoint Lodging, Inc	89
24,799		Coresite Realty	2,654
72,219		Corporate Office Properties Trust	1,972
301,076		Cousins Properties, Inc	2,908
274,691		Crown Castle International Corp	35,160
131,589		CubeSmart	4,216
30,361	*	Cushman & Wakefield plc	540
62,800		CyrusOne, Inc	3,293
144,818		DiamondRock Hospitality Co	1,568
140,314		Digital Realty Trust, Inc	16,697
102,445		Douglas Emmett, Inc	4,141
236,841		Duke Realty Corp	7,243
26,096		Easterly Government Properties, Inc	470
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
23,492		EastGroup Properties, Inc	$2,623
87,790		Empire State Realty Trust, Inc	1,387
45,571		Entertainment Properties Trust	3,504
54,741		Equinix, Inc	24,806
62,602		Equity Commonwealth	2,047
56,851		Equity Lifestyle Properties, Inc	6,498
240,533		Equity Residential	18,117
23,787		Essential Properties Realty Trust, Inc	464
44,504		Essex Property Trust, Inc	12,872
77,495		Extra Space Storage, Inc	7,898
19,962	e	Farmland Partners, Inc	128
48,378		Federal Realty Investment Trust	6,669
80,676		First Industrial Realty Trust, Inc	2,853
425	*	Forestar Group, Inc	7
44,705		Four Corners Property Trust, Inc	1,323
72,511		Franklin Street Properties Corp	521
37,147		Front Yard Residential Corp	344
4,942	*	FRP Holdings, Inc	235
124,798		Gaming and Leisure Properties, Inc	4,814
87,896		Geo Group, Inc	1,688
18,198		Getty Realty Corp	583
17,811		Gladstone Commercial Corp	370
10,990		Global Medical REIT, Inc	108
44,961		Global Net Lease, Inc	850
35,286		Hannon Armstrong Sustainable Infrastructure Capital, Inc	905
322,762		HCP, Inc	10,102
82,789		Healthcare Realty Trust, Inc	2,658
142,087		Healthcare Trust of America, Inc	4,062
27,708		Hersha Hospitality Trust	475
14,600		HFF, Inc (Class A)	697
71,000		Highwoods Properties, Inc	3,321
94,726		Hospitality Properties Trust	2,492
476,733		Host Marriott Corp	9,010
24,727	*	Howard Hughes Corp	2,720
113,109		Hudson Pacific Properties	3,893
48,914		Independence Realty Trust, Inc	528
34,891		Industrial Logistics Properties Trust	704
4,353	e	Innovative Industrial Properties, Inc	356
9,060		Investors Real Estate Trust	543
207,077		Invitation Homes, Inc	5,038
190,342		Iron Mountain, Inc	6,750
49,646	e	iStar Financial, Inc	418
62,519		JBG SMITH Properties	2,585
6,203		Jernigan Capital, Inc	131
28,591		Jones Lang LaSalle, Inc	4,408
84,885		Kennedy-Wilson Holdings, Inc	1,816
61,892		Kilroy Realty Corp	4,701
269,965		Kimco Realty Corp	4,994
55,102		Kite Realty Group Trust	881
51,720		Lamar Advertising Co	4,099
144,484		Lexington Realty Trust	1,309
90,704		Liberty Property Trust	4,392
31,791		Life Storage, Inc	3,092
26,668		LTC Properties, Inc	1,221
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
92,755		Macerich Co	$4,021
65,387		Mack-Cali Realty Corp	1,452
11,498	*	Marcus & Millichap, Inc	468
4,532	*	Maui Land & Pineapple Co, Inc	52
20,532		MedEquities Realty Trust, Inc	229
217,243		Medical Properties Trust, Inc	4,021
77,362		Mid-America Apartment Communities, Inc	8,458
50,307		Monmouth Real Estate Investment Corp (Class A)	663
26,990		National Health Investors, Inc	2,120
97,884		National Retail Properties, Inc	5,422
31,451		National Storage Affiliates Trust	897
55,714		New Senior Investment Group, Inc	304
93,396		Newmark Group, Inc	779
12,730		NexPoint Residential Trust, Inc	488
42,262		NorthStar Realty Europe Corp	734
23,677		Office Properties Income Trust	654
139,485		Omega Healthcare Investors, Inc	5,321
9,027		One Liberty Properties, Inc	262
97,077		Outfront Media, Inc	2,272
141,733		Paramount Group, Inc	2,011
136,729		Park Hotels & Resorts, Inc	4,250
85,851		Pebblebrook Hotel Trust	2,667
52,388	e	Pennsylvania REIT	330
107,460		Physicians Realty Trust	2,021
100,383		Piedmont Office Realty Trust, Inc	2,093
47,001		Potlatch Corp	1,776
21,687		Preferred Apartment Communities, Inc	321
413,024		Prologis, Inc	29,717
13,748		PS Business Parks, Inc	2,156
95,840		Public Storage, Inc	20,872
34,553		QTS Realty Trust, Inc	1,555
89,792		Rayonier, Inc	2,830
13,117		Re/Max Holdings, Inc	506
75,694	e	Realogy Holdings Corp	863
196,087		Realty Income Corp	14,424
40,113	*,e	Redfin Corp	813
100,880		Regency Centers Corp	6,808
78,162		Retail Opportunities Investment Corp	1,355
173,060		Retail Properties of America, Inc	2,110
10,654		Retail Value, Inc	332
48,113		Rexford Industrial Realty, Inc	1,723
124,274		RLJ Lodging Trust	2,184
5,123		RMR Group, Inc	312
57,913		RPT Realty	696
31,992		Ryman Hospitality Properties	2,631
116,469		Sabra Healthcare REIT, Inc	2,268
7,521		Safehold, Inc	164
6,451		Saul Centers, Inc	331
72,235	*	SBA Communications Corp	14,422
136,618		Senior Housing Properties Trust	1,609
18,501	e	Seritage Growth Properties	822
203,960		Simon Property Group, Inc	37,164
103,764		SITE Centers Corp	1,413
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
58,281		SL Green Realty Corp	$5,241
28,096		Spirit MTA REIT	182
56,193		Spirit Realty Capital, Inc	2,233
33,773	*	St. Joe Co	557
64,412		STAG Industrial, Inc	1,910
121,165		STORE Capital Corp	4,059
4,495	*	Stratus Properties, Inc	119
73,018		Summit Hotel Properties, Inc	833
52,001		Sun Communities, Inc	6,163
159,024		Sunstone Hotel Investors, Inc	2,290
67,688	e	Tanger Factory Outlet Centers, Inc	1,420
41,435		Taubman Centers, Inc	2,191
12,164	*	Tejon Ranch Co	214
35,329		Terreno Realty Corp	1,485
34,663		Tier REIT, Inc	993
13,643	*	Trinity Place Holdings, Inc	55
175,727		UDR, Inc	7,989
20,169		UMH Properties, Inc	284
119,952	e	Uniti Group, Inc	1,342
9,264		Universal Health Realty Income Trust	701
70,770		Urban Edge Properties	1,345
20,808		Urstadt Biddle Properties, Inc (Class A)	430
236,538		Ventas, Inc	15,094
661,427		VEREIT, Inc	5,536
267,934		VICI Properties, Inc	5,862
117,610		Vornado Realty Trust	7,932
134,922	e	Washington Prime Group, Inc	762
53,425		Washington REIT	1,516
67,227		Weingarten Realty Investors	1,975
247,346		Welltower, Inc	19,194
508,966		Weyerhaeuser Co	13,406
25,132	*	Whitestone REIT	302
105,594		WP Carey, Inc	8,271
79,064		Xenia Hotels & Resorts, Inc	1,732
		TOTAL REAL ESTATE	756,236

RETAILING - 6.0%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	333
45,849		Aaron’s, Inc	2,412
51,631		Abercrombie & Fitch Co (Class A)	1,415
46,868		Advance Auto Parts, Inc	7,992
272,436	*	Amazon.com, Inc	485,140
117,400		American Eagle Outfitters, Inc	2,603
5,481	*	America’s Car-Mart, Inc	501
13,496	*	Asbury Automotive Group, Inc	936
117,039	*	Ascena Retail Group, Inc	126
17,984	*,e	At Home Group, Inc	321
36,032	*	Autonation, Inc	1,287
16,925	*	AutoZone, Inc	17,333
29,015	*	Barnes & Noble Education, Inc	122
40,294	e	Barnes & Noble, Inc	219
76,045	e	Bed Bath & Beyond, Inc	1,292
156,505		Best Buy Co, Inc	11,121
14,390	e	Big 5 Sporting Goods Corp	46
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
20,052		Big Lots, Inc	$762
86,634	*	BJ’s Wholesale Club Holdings, Inc	2,374
30,621	*	Booking Holdings, Inc	53,431
9,762	*	Boot Barn Holdings, Inc	287
14,004		Buckle, Inc	262
44,520	*	Burlington Stores, Inc	6,975
28,267		Caleres, Inc	698
22,123	e	Camping World Holdings, Inc	308
121,162	*	CarMax, Inc	8,457
21,643	*,e	Carvana Co	1,257
12,003		Cato Corp (Class A)	180
83,036		Chico’s FAS, Inc	355
12,596		Children’s Place Retail Stores, Inc	1,225
11,556		Citi Trends, Inc	223
13,169	*	Conn’s, Inc	301
11,400	*	Container Store Group, Inc	100
33,096		Core-Mark Holding Co, Inc	1,229
49,292	*	Designer Brands Inc	1,095
52,804		Dick’s Sporting Goods, Inc	1,944
3,340	e	Dillard’s, Inc (Class A)	241
176,699		Dollar General Corp	21,080
154,566	*	Dollar Tree, Inc	16,236
7,236	*,e	Duluth Holdings, Inc	173
569,521		eBay, Inc	21,152
83,578	*	Etsy, Inc	5,618
79,113		Expedia, Inc	9,414
55,323	*	Express Parent LLC	237
34,498	*	Five Below, Inc	4,286
38,520	*	Floor & Decor Holdings, Inc	1,588
71,401		Foot Locker, Inc	4,327
6,584	*,e	Gaia, Inc	60
67,461	e	GameStop Corp (Class A)	685
152,120		Gap, Inc	3,983
13,677	*	Genesco, Inc	623
91,234		Genuine Parts Co	10,221
50,651	*,e	GNC Holdings, Inc	138
5,257		Group 1 Automotive, Inc	340
244,899	*	Groupon, Inc	869
60,011	*	GrubHub, Inc	4,169
44,451		Guess?, Inc	871
13,840		Haverty Furniture Cos, Inc	303
16,994	*	Hibbett Sports, Inc	388
747,621		Home Depot, Inc	143,461
27,375	*	Hudson Ltd	376
8,070		J. Jill, Inc	44
228,517	*,e	JC Penney Co, Inc	341
12,718	*	Kirkland’s, Inc	89
114,318		Kohl’s Corp	7,862
139,756		L Brands, Inc	3,854
9,431	*,e	Lands’ End, Inc	157
9,177	*	Leaf Group Ltd	74
39,468	*	Liberty Expedia Holdings, Inc	1,689
19,090	*	Liquidity Services, Inc	147
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,868		Lithia Motors, Inc (Class A)	$1,008
193,627	*	LKQ Corp	5,495
531,649		Lowe’s Companies, Inc	58,200
19,294	*,e	Lumber Liquidators, Inc	195
199,770		Macy’s, Inc	4,800
18,578	*	MarineMax, Inc	356
61,561	*	Michaels Cos, Inc	703
23,604		Monro Muffler, Inc	2,042
16,896	*	Murphy USA, Inc	1,447
32,478	*	National Vision Holdings, Inc	1,021
84,693		Nordstrom, Inc	3,759
375,116		Office Depot, Inc	1,362
34,400	*	Ollie’s Bargain Outlet Holdings, Inc	2,935
51,273	*	O’Reilly Automotive, Inc	19,909
12,199	*,e	Overstock.com, Inc	203
17,507	*,e	Party City Holdco, Inc	139
12,813		Penske Auto Group, Inc	572
14,105	e	PetMed Express, Inc	321
24,507		Pool Corp	4,043
53,361	*	Quotient Technology, Inc	527
260,506	*	Qurate Retail Group, Inc QVC Group	4,163
30,873	*	Rent-A-Center, Inc	644
10,459	*,e	RH	1,077
240,977		Ross Stores, Inc	22,435
66,571	*	Sally Beauty Holdings, Inc	1,226
2,356	e	Shoe Carnival, Inc	80
18,402	*	Shutterfly, Inc	748
13,499		Shutterstock, Inc	629
38,798		Signet Jewelers Ltd	1,054
29,918	*	Sleep Number Corp	1,406
20,728		Sonic Automotive, Inc (Class A)	307
19,952	*	Sportsman’s Warehouse Holdings, Inc	96
11,437	*	Stamps.com, Inc	931
26,598	e	Tailored Brands, Inc	209
350,250		Target Corp	28,111
84,372		Tiffany & Co	8,905
24,339		Tile Shop Holdings, Inc	138
6,790		Tilly’s, Inc	76
812,226		TJX Companies, Inc	43,219
81,030		Tractor Supply Co	7,922
37,822	*	Ulta Beauty, Inc	13,190
50,352	*	Urban Outfitters, Inc	1,492
38,206	*,e	Wayfair, Inc	5,672
5,214		Weyco Group, Inc	161
56,628	e	Williams-Sonoma, Inc	3,186
1,945		Winmark Corp	367
11,661	*	Zumiez, Inc	290
		TOTAL RETAILING	1,136,529

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
13,345	*	Acacia Communications, Inc	765
26,575	*	Advanced Energy Industries, Inc	1,320
595,455	*	Advanced Micro Devices, Inc	15,196
15,539	*	Alpha & Omega Semiconductor Ltd	179
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
23,188	*,e	Ambarella, Inc	$1,002
73,241	*	Amkor Technology, Inc	626
241,286		Analog Devices, Inc	25,400
630,811		Applied Materials, Inc	25,018
14,361	*	Aquantia Corp	130
20,849	*	Axcelis Technologies, Inc	420
26,991	*	AXT, Inc	120
268,518		Broadcom, Inc	80,746
49,923		Brooks Automation, Inc	1,464
18,819		Cabot Microelectronics Corp	2,107
15,710	*	Ceva, Inc	424
46,452	*	Cirrus Logic, Inc	1,954
26,675		Cohu, Inc	393
70,502	*	Cree, Inc	4,034
236,910		Cypress Semiconductor Corp	3,535
28,713	*	Diodes, Inc	996
86,577		Entegris, Inc	3,090
49,996	*	First Solar, Inc	2,642
51,293	*	Formfactor, Inc	825
8,421	*,e	Ichor Holdings Ltd	190
13,074	*,e	Impinj, Inc	219
29,376	*	Inphi Corp	1,285
80,334	*	Integrated Device Technology, Inc	3,936
2,980,212		Intel Corp	160,037
107,606		Kla-Tencor Corp	12,849
50,517	*,e	Kopin Corp	68
103,432		Lam Research Corp	18,515
75,431	*	Lattice Semiconductor Corp	900
29,103	*,e	MA-COM Technology Solutions	486
372,735		Marvell Technology Group Ltd	7,414
183,040		Maxim Integrated Products, Inc	9,732
43,500	*	MaxLinear, Inc	1,111
148,473	e	Microchip Technology, Inc	12,317
737,627	*	Micron Technology, Inc	30,486
31,711		MKS Instruments, Inc	2,951
28,750		Monolithic Power Systems, Inc	3,895
18,167	*	Nanometrics, Inc	561
21,168	*	NeoPhotonics Corp Ltd	133
3,184		NVE Corp	312
387,610		NVIDIA Corp	69,599
224,271		NXP Semiconductors NV	19,823
279,225	*	ON Semiconductor Corp	5,744
20,605	*	PDF Solutions, Inc	254
46,544	*	Photronics, Inc	440
20,135		Power Integrations, Inc	1,408
83,066	*	Qorvo, Inc	5,958
796,486		QUALCOMM, Inc	45,424
79,664	*	Rambus, Inc	833
22,659	*	Rudolph Technologies, Inc	517
47,350	*	Semtech Corp	2,411
28,958	*	Silicon Laboratories, Inc	2,342
116,443		Skyworks Solutions, Inc	9,604
2,025	*	SMART Global Holdings, Inc	39
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
42,585	*,e	SunPower Corp	$277
114,074		Teradyne, Inc	4,545
633,902		Texas Instruments, Inc	67,238
23,500	*	Ultra Clean Holdings	243
27,466	e	Universal Display Corp	4,198
34,384	*	Veeco Instruments, Inc	373
77,993		Versum Materials, Inc	3,924
166,285		Xilinx, Inc	21,083
35,485		Xperi Corp	830
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	706,890

SOFTWARE & SERVICES - 11.7%
36,774	*	2U, Inc	2,605
65,506	*	8x8, Inc	1,323
32,215	*	A10 Networks, Inc	228
423,185		Accenture plc	74,489
86,241	*	ACI Worldwide, Inc	2,835
324,452	*	Adobe, Inc	86,463
102,915	*	Akamai Technologies, Inc	7,380
14,717	*	Alarm.com Holdings, Inc	955
32,517		Alliance Data Systems Corp	5,690
16,908	*	Altair Engineering, Inc	622
18,942	*,e	Alteryx, Inc	1,589
11,882	*	Amber Road, Inc	103
86,274		Amdocs Ltd	4,668
15,720	*	American Software, Inc (Class A)	188
11,882	*,e	Anaplan, Inc	468
54,342	*	Ansys, Inc	9,929
5,867	*	Appfolio, Inc	466
48,798	*	Aspen Technology, Inc	5,088
64,859	*	Atlassian Corp plc	7,289
145,747	*	Autodesk, Inc	22,710
288,708		Automatic Data Processing, Inc	46,118
18,187	*	Avalara, Inc	1,015
70,813	*	Avaya Holdings Corp	1,192
11,374	*	Benefitfocus, Inc	563
96,845	*	Black Knight, Inc	5,278
34,044		Blackbaud, Inc	2,714
21,965	*	Blackline, Inc	1,017
96,676		Booz Allen Hamilton Holding Co	5,621
29,562	*	Bottomline Technologies, Inc	1,481
86,219	*	Box, Inc	1,665
20,694	*	Brightcove, Inc	174
77,769		Broadridge Financial Solutions, Inc	8,064
17,838	*	CACI International, Inc (Class A)	3,247
184,754	*	Cadence Design Systems, Inc	11,734
5,472	*,e	Carbon Black, Inc	76
18,030	*	Carbonite, Inc	447
33,955	*	Cardtronics plc	1,208
10,596		Cass Information Systems, Inc	501
88,343		CDK Global, Inc	5,196
16,103	*,e	Ceridian HCM Holding, Inc	826
15,814	*	ChannelAdvisor Corp	193
26,536	*	Cision Ltd	365
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
86,913		Citrix Systems, Inc	$8,662
114,390	*	Cloudera, Inc	1,251
386,372		Cognizant Technology Solutions Corp (Class A)	27,993
28,135	*	Commvault Systems, Inc	1,821
137,713	*	Conduent, Inc	1,905
37,259	*	Cornerstone OnDemand, Inc	2,041
36,045	*	Coupa Software, Inc	3,279
24,883		CSG Systems International, Inc	1,053
7,264	*,e	Digimarc Corp	228
48,819	*	DocuSign, Inc	2,531
11,005	*,e	Domo, Inc	444
184,894		DXC Technology Co	11,891
17,480	e	Ebix, Inc	863
5,367	*,e	Elastic NV	429
24,127	*	Ellie Mae, Inc	2,381
43,380	*	Endurance International Group Holdings, Inc	315
30,234	*	Envestnet, Inc	1,977
34,220	*	EPAM Systems, Inc	5,788
30,598	*	Euronet Worldwide, Inc	4,363
12,571	*	Everbridge, Inc	943
45,885	*	Everi Holdings, Inc	483
44,094		EVERTEC, Inc	1,226
10,859	*	Evo Payments, Inc	315
32,121	*	Exela Technologies, Inc	107
21,916	*	ExlService Holdings, Inc	1,315
20,028	*	Fair Isaac Corp	5,440
215,206		Fidelity National Information Services, Inc	24,340
127,712	*	FireEye, Inc	2,144
48,580	*	First American Corp	1,810
365,874	*	First Data Corp	9,612
264,758	*	Fiserv, Inc	23,373
37,675	*	Five9, Inc	1,990
57,718	*	FleetCor Technologies, Inc	14,233
19,555	*	ForeScout Technologies, Inc	820
92,111	*	Fortinet, Inc	7,735
58,348	*	Gartner, Inc	8,850
97,664		Genpact Ltd	3,436
103,518		Global Payments, Inc	14,132
111,509	*	GoDaddy, Inc	8,384
22,127	*,e	GTT Communications, Inc	768
52,363	*	Guidewire Software, Inc	5,088
17,956		Hackett Group, Inc	284
24,272	*	HubSpot, Inc	4,034
24,668	*	Information Services Group, Inc	92
15,324	*	Instructure, Inc	722
14,801	*,e	Internap Corp	73
606,058		International Business Machines Corp	85,515
162,573		Intuit, Inc	42,498
33,493		j2 Global, Inc	2,900
51,199		Jack Henry & Associates, Inc	7,103
92,643		Leidos Holdings, Inc	5,937
50,961	*	Limelight Networks, Inc	165
40,701	*	Liveperson, Inc	1,181
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
44,500	*	LiveRamp Holdings, Inc	$2,428
36,974		LogMeIn, Inc	2,962
48,035	*	Manhattan Associates, Inc	2,647
18,418		Mantech International Corp (Class A)	995
601,533		MasterCard, Inc (Class A)	141,631
36,930		MAXIMUS, Inc	2,621
5,017,218		Microsoft Corp	591,731
6,844	*	MicroStrategy, Inc (Class A)	987
22,456	*	Mitek Systems, Inc	275
40,466	*	MobileIron, Inc	221
14,483	*	Model N, Inc	254
22,389	*	MoneyGram International, Inc	46
29,292		Monotype Imaging Holdings, Inc	583
30,028	*	New Relic, Inc	2,964
46,584		NIC, Inc	796
176,319	*	Nuance Communications, Inc	2,985
92,944	*	Nutanix, Inc	3,508
58,404	*	Okta, Inc	4,832
21,489	*	OneSpan, Inc	413
1,597,337		Oracle Corp	85,793
59,973	*	Palo Alto Networks, Inc	14,566
7,197	*	Park City Group, Inc	58
210,767		Paychex, Inc	16,904
31,529	*	Paycom Software, Inc	5,963
18,614	*	Paylocity Holding Corp	1,660
776,950	*	PayPal Holdings, Inc	80,678
26,462		Pegasystems, Inc	1,720
25,493	*	Perficient, Inc	698
95,646		Perspecta, Inc	1,934
16,056	*	Pluralsight, Inc	510
13,412		Presidio, Inc	198
31,483		Progress Software Corp	1,397
34,295	*	Proofpoint, Inc	4,164
19,034	*	PROS Holdings, Inc	804
78,000	*	PTC, Inc	7,190
22,395	*	Q2 Holdings, Inc	1,551
7,729		QAD, Inc (Class A)	333
22,512	*	Qualys, Inc	1,863
14,504	*	Rapid7, Inc	734
42,414	*	RealPage, Inc	2,574
116,765	*	Red Hat, Inc	21,333
44,988	*	RingCentral, Inc	4,850
186,641		Sabre Corp	3,992
35,043	*	SailPoint Technologies Holding, Inc	1,006
478,245	*	salesforce.com, Inc	75,740
37,230		Science Applications International Corp	2,865
4,599	*,e	SecureWorks Corp	85
119,493	*	ServiceNow, Inc	29,454
46,932	*	ServiceSource International LLC	43
4,906	*	ShotSpotter, Inc	189
16,667	*,e	SolarWinds Corp	325
98,246	*	Splunk, Inc	12,241
12,246	*	SPS Commerce, Inc	1,299
195,060	*	Square, Inc	14,614
312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
140,643		SS&C Technologies Holdings, Inc	$8,958
25,754	e	Switch, Inc	266
29,262	*	Sykes Enterprises, Inc	828
399,967		Symantec Corp	9,195
94,245	*	Synopsys, Inc	10,852
43,485	*	Tableau Software, Inc	5,535
20,400	*	TeleNav, Inc	124
8,418	*,e	Tenable Holdings, Inc	267
76,002	*	Teradata Corp	3,317
85,228		TiVo Corp	794
117,407		Total System Services, Inc	11,155
21,360	*	Trade Desk, Inc	4,228
88,235		Travelport Worldwide Ltd	1,388
10,054		TTEC Holdings, Inc	364
6,516	*	Tucows, Inc	529
58,250	*	Twilio, Inc	7,525
24,426	*	Tyler Technologies, Inc	4,993
20,094	*	Ultimate Software Group, Inc	6,634
38,674	*,e	Unisys Corp	451
4,914	*	Upland Software, Inc	208
18,823	*	Varonis Systems, Inc	1,122
45,384	*	Verint Systems, Inc	2,717
67,876	*	VeriSign, Inc	12,324
32,131	*,e	VirnetX Holding Corp	203
19,953	*	Virtusa Corp	1,066
1,164,562		Visa, Inc (Class A)	181,893
46,345		VMware, Inc (Class A)	8,366
279,835		Western Union Co	5,169
27,596	*	WEX, Inc	5,298
96,003	*	Workday, Inc	18,514
16,351	*	Workiva, Inc	829
196,315	*	Worldpay, Inc	22,282
55,032	*	Yext, Inc	1,203
69,807	*	Zendesk, Inc	5,934
42,422	*	Zix Corp	292
40,123	*	Zscaler, Inc	2,846
		TOTAL SOFTWARE & SERVICES	2,209,922

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
74,639	*,e	3D Systems Corp	803
35,649		Adtran, Inc	488
16,323	*	Aerohive Networks, Inc	74
11,056	*	Agilysys, Inc	234
194,851		Amphenol Corp (Class A)	18,402
21,094	*	Anixter International, Inc	1,184
3,143,928		Apple, Inc	597,189
13,189	*,e	Applied Optoelectronics, Inc	161
36,466	*	Arista Networks, Inc	11,467
47,303	*	Arlo Technologies, Inc	195
95,820	*	ARRIS International plc	3,029
55,742	*	Arrow Electronics, Inc	4,295
24,161	*	Avid Technology, Inc	180
63,498		Avnet, Inc	2,754
313

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
34,410		AVX Corp	$597
19,362		Badger Meter, Inc	1,077
7,316		Bel Fuse, Inc (Class B)	185
30,293		Belden CDT, Inc	1,627
35,867		Benchmark Electronics, Inc	942
26,799	*	CalAmp Corp	337
28,887	*	Calix, Inc	222
9,824	*	Casa Systems, Inc	82
94,505		CDW Corp	9,107
101,053	*	Ciena Corp	3,773
2,997,662		Cisco Systems, Inc	161,844
8,964	*	Clearfield, Inc	132
110,414		Cognex Corp	5,616
17,685	*	Coherent, Inc	2,506
122,398	*	CommScope Holding Co, Inc	2,660
16,237		Comtech Telecommunications Corp	377
15,682	*	Control4 Corp	266
522,329		Corning, Inc	17,289
29,620	*	Cray, Inc	772
23,637		CTS Corp	694
27,847		Daktronics, Inc	207
98,960	*	Dell Technologies, Inc	5,808
53,560		Diebold, Inc	593
18,652	*	Digi International, Inc	236
39,659		Dolby Laboratories, Inc (Class A)	2,497
13,533	*,e	Eastman Kodak Co	40
33,587	*	EchoStar Corp (Class A)	1,224
33,181	*	Electronics for Imaging, Inc	893
9,278	*	ePlus, Inc	821
79,396	*	Extreme Networks, Inc	595
38,706	*	F5 Networks, Inc	6,074
26,560	*	Fabrinet	1,391
12,851	*	FARO Technologies, Inc	564
80,146	*	Finisar Corp	1,857
124,310	*,e	Fitbit, Inc	736
84,050		Flir Systems, Inc	3,999
58,321	*	Harmonic, Inc	316
949,063		Hewlett Packard Enterprise Co	14,644
1,032,212		HP, Inc	20,056
43,712	*	II-VI, Inc	1,628
21,661	*	Immersion Corp	183
103,799	*	Infinera Corp	450
25,682	*	Insight Enterprises, Inc	1,414
25,007		InterDigital, Inc	1,650
25,495	*	IPG Photonics Corp	3,870
18,293	*	Iteris, Inc	76
24,355	*	Itron, Inc	1,136
107,922		Jabil Circuit, Inc	2,870
223,430		Juniper Networks, Inc	5,914
32,485		Kemet Corp	551
121,590	*	Keysight Technologies, Inc	10,603
21,162	*	Kimball Electronics, Inc	328
64,648	*	Knowles Corp	1,140
10,929	*	KVH Industries, Inc	111
314

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
17,448		Littelfuse, Inc	$3,184
51,429	*	Lumentum Holdings, Inc	2,908
24,482	*,e	Maxwell Technologies, Inc	109
2,255		Mesa Laboratories, Inc	520
25,950		Methode Electronics, Inc	747
107,124		Motorola, Inc	15,042
12,096		MTS Systems Corp	659
7,937	*	Napco Security Technologies, Inc	165
76,957		National Instruments Corp	3,414
87,292	*	NCR Corp	2,382
166,870		NetApp, Inc	11,571
23,887	*	Netgear, Inc	791
64,175	*	Netscout Systems, Inc	1,801
4,719	*	nLight, Inc	105
23,522	*	Novanta, Inc	1,993
12,827	*	OSI Systems, Inc	1,124
7,480	*	PAR Technology Corp	183
14,228		Park Electrochemical Corp	223
8,216		PC Connection, Inc	301
24,496		Plantronics, Inc	1,130
24,305	*	Plexus Corp	1,481
112,099	*	Pure Storage, Inc	2,443
15,117	*	Quantenna Communications, Inc	368
37,508	*	Ribbon Communications, Inc	193
12,852	*	Rogers Corp	2,042
52,368	*	Sanmina Corp	1,511
17,777	*	Scansource, Inc	637
37,383	*	Stratasys Ltd	890
25,356	*	Synaptics, Inc	1,008
29,139		SYNNEX Corp	2,780
19,502	*	Tech Data Corp	1,997
162,259	*	Trimble Navigation Ltd	6,555
66,124	*	TTM Technologies, Inc	776
9,730	e	Ubiquiti Networks, Inc	1,457
28,420	*,e	USA Technologies, Inc	118
38,380	*,e	Viasat, Inc	2,974
165,919	*	Viavi Solutions, Inc	2,054
97,366		Vishay Intertechnology, Inc	1,798
9,508	*	Vishay Precision Group, Inc	325
197,112		Western Digital Corp	9,473
123,554		Xerox Corp	3,951
33,846	*	Zebra Technologies Corp (Class A)	7,092
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,045,310

TELECOMMUNICATION SERVICES - 1.9%
4,807,277		AT&T, Inc	150,756
7,918		ATN International, Inc	447
27,406	*	Boingo Wireless, Inc	638
628,303		CenturyLink, Inc	7,533
33,512	*	Cincinnati Bell, Inc	320
29,776		Cogent Communications Group, Inc	1,615
48,355	e	Consolidated Communications Holdings, Inc	528
57,416	*,e	Frontier Communications Corp	114
315

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
42,541	*,e	Gogo, Inc	$191
23,607	*,e	Intelsat S.A.	370
60,764	*	Iridium Communications, Inc	1,607
60,198	*	NII Holdings, Inc	118
13,047	*	Ooma, Inc	173
44,329	*	Orbcomm, Inc	301
7,472	*	pdvWireless, Inc	263
33,638		Shenandoah Telecom Co	1,492
14,641		Spok Holdings, Inc	199
458,152	*	Sprint Corp	2,589
70,982		Telephone & Data Systems, Inc	2,181
199,928	*	T-Mobile US, Inc	13,815
9,529	*	US Cellular Corp	437
2,738,374		Verizon Communications, Inc	161,920
143,849	*	Vonage Holdings Corp	1,444
134,804	*	Zayo Group Holdings, Inc	3,831
		TOTAL TELECOMMUNICATION SERVICES	352,882

TRANSPORTATION - 2.0%
37,928	*	Air Transport Services Group, Inc	874
77,886		Alaska Air Group, Inc	4,371
8,722		Allegiant Travel Co	1,129
3,253		Amerco, Inc	1,208
271,150		American Airlines Group, Inc	8,612
19,331		Arkansas Best Corp	595
16,948	*	Atlas Air Worldwide Holdings, Inc	857
41,208	*	Avis Budget Group, Inc	1,436
88,271		CH Robinson Worldwide, Inc	7,679
21,812		Copa Holdings S.A. (Class A)	1,758
23,634		Costamare, Inc	123
8,672	*	Covenant Transportation Group, Inc	165
513,513		CSX Corp	38,421
14,173	*	Daseke, Inc	72
419,964		Delta Air Lines, Inc	21,691
28,818	*	Eagle Bulk Shipping, Inc	134
21,041	*	Echo Global Logistics, Inc	521
112,402		Expeditors International of Washington, Inc	8,531
159,852		FedEx Corp	28,999
20,963		Forward Air Corp	1,357
6,118	*	Genco Shipping & Trading Ltd	46
43,633	*	Genesee & Wyoming, Inc (Class A)	3,802
36,387		Hawaiian Holdings, Inc	955
33,759		Heartland Express, Inc	651
40,162	*	Hertz Global Holdings, Inc	698
21,791	*	Hub Group, Inc (Class A)	890
56,707		JB Hunt Transport Services, Inc	5,744
182,861	*	JetBlue Airways Corp	2,992
64,963		Kansas City Southern Industries, Inc	7,534
37,438	*	Kirby Corp	2,812
87,818		Knight-Swift Transportation Holdings, Inc	2,870
25,122		Landstar System, Inc	2,748
55,800		Macquarie Infrastructure Co LLC	2,300
23,235		Marten Transport Ltd	414
32,238		Matson, Inc	1,163
316

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
176,857		Norfolk Southern Corp	$33,053
43,304		Old Dominion Freight Line	6,253
6,136		Park-Ohio Holdings Corp	199
29,335	*	Radiant Logistics, Inc	185
30,762		Ryder System, Inc	1,907
33,371	*	Safe Bulkers, Inc	49
18,094	*	Saia, Inc	1,106
22,723		Schneider National, Inc	478
40,927		Scorpio Bulkers, Inc	157
37,279		Skywest, Inc	2,024
333,153		Southwest Airlines Co	17,294
50,261	*	Spirit Airlines, Inc	2,657
478,687		Union Pacific Corp	80,037
161,656	*	United Continental Holdings, Inc	12,897
456,420		United Parcel Service, Inc (Class B)	51,000
6,297		Universal Truckload Services, Inc	124
14,010	*	US Xpress Enterprises, Inc	93
31,167		Werner Enterprises, Inc	1,064
79,581	*,e	XPO Logistics, Inc	4,277
23,809	*	YRC Worldwide, Inc	159
		TOTAL TRANSPORTATION	379,165

UTILITIES - 3.2%
451,060		AES Corp	8,155
30,256		Allete, Inc	2,488
148,965		Alliant Energy Corp	7,021
157,895		Ameren Corp	11,613
328,999		American Electric Power Co, Inc	27,554
25,230		American States Water Co	1,799
122,513		American Water Works Co, Inc	12,773
109,499		Aqua America, Inc	3,990
8,231	*,e	AquaVenture Holdings Ltd	159
4,909		Artesian Resources Corp	183
92,825	*,e	Atlantic Power Corp	234
75,733		Atmos Energy Corp	7,795
39,059		Avangrid, Inc	1,967
33,562		Avista Corp	1,363
36,321		Black Hills Corp	2,690
15,011	*,e	Cadiz, Inc	145
35,650		California Water Service Group	1,935
338,271		Centerpoint Energy, Inc	10,385
11,318		Chesapeake Utilities Corp	1,032
24,011		Clearway Energy, Inc (Class A)	349
47,061		Clearway Energy, Inc (Class C)	711
188,591		CMS Energy Corp	10,474
8,405		Connecticut Water Service, Inc	577
207,011		Consolidated Edison, Inc	17,557
10,961		Consolidated Water Co, Inc	141
500,232		Dominion Resources, Inc	38,348
118,312		DTE Energy Co	14,758
467,317		Duke Energy Corp	42,059
205,070		Edison International	12,698
27,569		El Paso Electric Co	1,622
317

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
114,842		Entergy Corp	$10,982
165,373		Evergy, Inc	9,600
211,303		Eversource Energy	14,992
629,117		Exelon Corp	31,538
327,125		FirstEnergy Corp	13,612
6,410		Global Water Resources, Inc	63
71,561		Hawaiian Electric Industries, Inc	2,918
30,421		Idacorp, Inc	3,028
119,020		MDU Resources Group, Inc	3,074
24,502		MGE Energy, Inc	1,665
11,759		Middlesex Water Co	658
44,613		National Fuel Gas Co	2,720
62,202		New Jersey Resources Corp	3,097
314,470		NextEra Energy, Inc	60,793
234,601		NiSource, Inc	6,724
14,483		Northwest Natural Holding Co	950
35,112		NorthWestern Corp	2,472
183,501		NRG Energy, Inc	7,795
142,240		OGE Energy Corp	6,133
36,272		ONE Gas, Inc	3,229
26,977		Ormat Technologies, Inc	1,488
27,545		Otter Tail Corp	1,372
50,689		Pattern Energy Group, Inc	1,115
263,259	*,b	PG&E Corp	4,686
73,930		Pinnacle West Capital Corp	7,066
55,254		PNM Resources, Inc	2,616
60,652		Portland General Electric Co	3,144
479,569		PPL Corp	15,222
334,261		Public Service Enterprise Group, Inc	19,858
11,616	*	Pure Cycle Corp	115
4,887		RGC Resources, Inc	130
180,457		Sempra Energy	22,712
12,005		SJW Corp	741
58,642		South Jersey Industries, Inc	1,881
679,211		Southern Co	35,102
34,400		Southwest Gas Corp	2,830
7,544	e	Spark Energy, Inc	67
33,979		Spire, Inc	2,796
49,399		TerraForm Power, Inc	679
113,045		UGI Corp	6,265
10,272		Unitil Corp	556
255,191		Vistra Energy Corp	6,643
209,470		WEC Energy Group, Inc	16,565
344,186		Xcel Energy, Inc	19,347
9,006		York Water Co	309
		TOTAL UTILITIES	601,923

		TOTAL COMMON STOCKS	18,756,193
		(Cost $8,371,848)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
80,085	†	Media General, Inc	0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0
318

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
MATERIALS - 0.0%
20,886	†	A Schulman, Inc	$9
207,059	*,†	Pan American Silver Corp	47
		TOTAL MATERIALS	56

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	†	Forest Laboratories, Inc CVR	10
4,045	†	Omthera Pharmaceuticals, Inc	3
6,981		Tobira Therapeutics, Inc	0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	13

		TOTAL RIGHTS / WARRANTS	69
		(Cost $197)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.1%

GOVERNMENT AGENCY DEBT - 0.2%
$28,690,000		Federal Home Loan Bank (FHLB)	2.250%	04/01/19	28,690
		TOTAL GOVERNMENT AGENCY DEBT			28,690

TREASURY DEBT - 0.1%
17,825,000		United States Treasury Bill	2.386	04/02/19	17,824
1,500,000		United States Treasury Bill	2.393	04/11/19	1,499
		TOTAL TREASURY DEBT			19,323

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
154,936,078	c	State Street Navigator Securities Lending Government Money Market Portfolio			154,936
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			154,936

		TOTAL SHORT-TERM INVESTMENTS			202,949
		(Cost $202,949)
		TOTAL INVESTMENTS - 100.7%			18,959,211
		(Cost $8,574,994)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(140,814)
		NET ASSETS - 100.0%			$18,818,397

Abbreviation(s):
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
319

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $150,672,388.
h	All or a portion of these securities were purchased on a delayed delivery basis.

Cost amounts are in thousands.

Futures contracts outstanding as of March 31, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	46	06/21/19	$3,549	$3,551	$2
S&P 500 E Mini Index	227	06/21/19	31,966	32,209	243
S&P Mid-Cap 400 E Mini Index	10	06/21/19	1,886	1,901	15
Total	283		$37,401	$37,661	$260
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.4%

CAPITAL GOODS - 0.0%
$353,407	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 2.000%	4.490%	01/15/25	$350
1,389,447	i	TransDigm, Inc	LIBOR 1 M + 2.500%	5.000	08/22/24	1,353
		TOTAL CAPITAL GOODS				1,703

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,044,750	i	United Rentals North America, Inc	LIBOR 1 M + 1.750%	4.250	10/31/25	1,040
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				1,040

CONSUMER DURABLES & APPAREL - 0.0%
891,000	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	4.240	12/16/24	887
1,488,750	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	4.250	04/25/25	1,467
		TOTAL CONSUMER DURABLES & APPAREL				2,354

CONSUMER SERVICES - 0.0%
490,000	i	1011778 BC / New Red Finance, Inc	LIBOR 1 M + 2.250%	4.750	02/16/24	482
484,396	i	Boyd Gaming Corp	LIBOR 1 W + 2.250%	4.660	09/15/23	480
1,488,722	i	Las Vegas Sands LLC	LIBOR 1 M + 1.750%	4.250	03/27/25	1,461
		TOTAL CONSUMER SERVICES				2,423

DIVERSIFIED FINANCIALS - 0.0%
163,922	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	5.350	09/24/24	152
		TOTAL DIVERSIFIED FINANCIALS				152

ENERGY - 0.0%
1,720,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.870	12/31/21	1,811
		TOTAL ENERGY				1,811

FOOD & STAPLES RETAILING - 0.0%
205,343	i	Albertsons LLC	LIBOR 1 M + 3.000%	5.480	06/22/23	203
707,020	i	YUM! Brands	LIBOR 1 M + 1.750%	4.230	04/03/25	701
		TOTAL FOOD & STAPLES RETAILING				904

FOOD, BEVERAGE & TOBACCO - 0.0%
595,227	i	Post Holdings, Inc	LIBOR 1 M + 2.000%	4.490	05/24/24	589
		TOTAL FOOD, BEVERAGE & TOBACCO				589

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
480,000	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	5.250	03/01/24	473
3,241,875	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	6.250	10/10/25	3,028
2,442,632	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	5.250	02/06/24	2,166
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				5,667

MATERIALS - 0.1%
1,470,000	i	Berry Global, Inc	LIBOR 1 M + 2.000%	4.490	01/19/24	1,457
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$493,750	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	4.500%	03/31/24	$484
2,200,000	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	5.100	03/01/26	2,152
1,397,729	i	PolyOne Corp	LIBOR 1 M + 1.750%	4.240	01/30/26	1,381
1,950,000	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.250%	5.740	10/01/25	1,920
		TOTAL MATERIALS				7,394

MEDIA & ENTERTAINMENT - 0.1%
967,148	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.730	07/17/25	938
725,000	i	CSC Holdings LLC	LIBOR 2 M + 3.000%	5.591	04/15/27	720
2,478,007	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.750	03/24/25	2,441
1,492,405	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.490	10/04/23	1,463
750,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	4.980	01/15/26	741
		TOTAL MEDIA & ENTERTAINMENT				6,303

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
122,813	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	6.750	04/29/24	120
1,405,063	i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 3.000%	5.480	06/02/25	1,395
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1,515

REAL ESTATE - 0.0%
1,393,000	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	5.750	08/21/25	1,379
2,885,128	i	MGM Growth Properties LLC	LIBOR 1 M + 2.000%	4.500	03/23/25	2,843
		TOTAL REAL ESTATE				4,222

RETAILING - 0.0%
793,005	i	PetSmart, Inc	LIBOR 1 M + 3.000%	5.490	03/11/22	710
		TOTAL RETAILING				710

SOFTWARE & SERVICES - 0.1%
913,121	i	First Data Corp	LIBOR 1 M + 2.000%	4.490	07/08/22	911
4,488,750	i	Refinitiv US Holdings, Inc	LIBOR 1 M + 3.750%	6.250	10/01/25	4,355
97,765	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	4.500	02/22/24	97
		TOTAL SOFTWARE & SERVICES				5,363

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
256,025	i	CommScope, Inc	LIBOR 1 M + 2.000%	4.500	12/29/22	255
1,492,443	i	Dell International LLC	LIBOR 1 M + 2.000%	4.500	09/07/23	1,474
1,286,696	i	Plantronics, Inc	LIBOR 1 M + 2.500%	5.000	07/02/25	1,261
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				2,990

TRANSPORTATION - 0.0%
2,909,808	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.480	12/14/23	2,852
542,722	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	5.500	03/11/24	505
		TOTAL TRANSPORTATION				3,357

		TOTAL BANK LOAN OBLIGATIONS				48,497
		(Cost $49,677)

BONDS - 97.3%

CORPORATE BONDS - 32.1%

AUTOMOBILES & COMPONENTS - 0.4%
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
EUR	650,000	g	Adient Global Holdings Ltd	3.500%	08/15/24	$549
	$2,325,000		Aptiv plc	4.350	03/15/29	2,362
	8,775,000		General Motors Co	4.200	10/01/27	8,422
	6,950,000		General Motors Co	6.600	04/01/36	7,280
	3,350,000		General Motors Co	6.250	10/02/43	3,352
	6,500,000		General Motors Co	5.200	04/01/45	5,800
	1,925,000		General Motors Co	6.750	04/01/46	2,007
	2,875,000	g	Hyundai Capital America	3.250	09/20/22	2,859
	4,000,000	g	Hyundai Capital America	4.125	06/08/23	4,077
	1,653,000	g	Hyundai Capital America	2.750	09/27/26	1,517
EUR	400,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	457
	$8,675,000		Magna International, Inc	3.625	06/15/24	8,829
			TOTAL AUTOMOBILES & COMPONENTS			47,511

BANKS - 6.4%
	3,075,000	g	Akbank TAS	7.200	03/16/27	2,635
	11,400,000	g	Banco del Estado de Chile	2.668	01/08/21	11,258
	500,000	g	Banco do Brasil S.A.	4.625	01/15/25	494
	550,000	g	Banco General S.A.	4.125	08/07/27	540
	3,800,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	3,777
	6,400,000		Banco Santander S.A.	3.125	02/23/23	6,333
	3,800,000		Banco Santander S.A.	3.800	02/23/28	3,688
	4,025,000	g	Bangkok Bank PCL	4.050	03/19/24	4,134
	5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	5,021
	2,350,000	g	Bank Nederlandse Gemeenten NV	2.500	02/28/20	2,350
	15,900,000		Bank of America Corp	2.151	11/09/20	15,740
	15,000,000		Bank of America Corp	3.864	07/23/24	15,415
EUR	400,000		Bank of America Corp	1.375	03/26/25	468
	$10,200,000		Bank of America Corp	3.875	08/01/25	10,568
EUR	300,000		Bank of America Corp	1.776	05/04/27	353
	$28,050,000		Bank of America Corp	3.248	10/21/27	27,487
	7,300,000		Bank of America Corp	3.419	12/20/28	7,145
	10,000,000		Bank of America Corp	4.271	07/23/29	10,422
	19,325,000		Bank of America Corp	3.974	02/07/30	19,717
	25,000,000		Bank of Nova Scotia	2.125	09/11/19	24,942
	5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	5,439
	5,900,000		Barclays plc	4.338	05/16/24	5,968
	6,700,000		Barclays plc	3.650	03/16/25	6,531
	18,400,000	g	BNG Bank NV	3.000	09/20/23	18,839
	9,750,000		Capital One Bank USA NA	2.650	08/08/22	9,637
	4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,500
	20,320,000		Capital One NA	2.350	01/31/20	20,218
EUR	250,000		Citigroup, Inc	1.500	07/24/26	289
	$50,075,000		Citigroup, Inc	3.200	10/21/26	49,086
	6,575,000		Citigroup, Inc	4.300	11/20/26	6,688
	10,850,000		Citigroup, Inc	3.668	07/24/28	10,833
	7,400,000		Citizens Bank NA	2.650	05/26/22	7,340
	6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,004
	5,650,000	g	Cooperatieve Rabobank UA	3.875	09/26/23	5,820
	15,225,000		Cooperatieve Rabobank UA	3.750	07/21/26	15,026
	4,825,000	g	Credit Agricole S.A.	2.500	04/15/19	4,824
	5,500,000	g	Credit Agricole S.A.	2.375	07/01/21	5,440
	11,050,000	g	Credit Agricole S.A.	3.250	10/04/24	10,867
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,450,000	g	DBS Group Holdings Ltd	4.520%	12/11/28	$2,537
	4,875,000		Discover Bank	3.200	08/09/21	4,899
	1,400,000		Discover Bank	3.450	07/27/26	1,357
	5,150,000		HSBC Holdings plc	2.650	01/05/22	5,105
	6,575,000		HSBC Holdings plc	3.262	03/13/23	6,593
GBP	500,000		HSBC Holdings plc	2.175	06/27/23	655
	$4,250,000		HSBC Holdings plc	3.033	11/22/23	4,229
	11,825,000		HSBC Holdings plc	3.900	05/25/26	11,982
	17,350,000		HSBC Holdings plc	4.292	09/12/26	17,904
	3,825,000		HSBC Holdings plc	4.375	11/23/26	3,921
	6,450,000		HSBC Holdings plc	4.041	03/13/28	6,505
	13,025,000		Huntington National Bank	2.500	08/07/22	12,901
	4,350,000	g	ING Groep NV	4.625	01/06/26	4,566
	2,125,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	2,074
	12,925,000		JPMorgan Chase & Co	2.750	06/23/20	12,933
	10,850,000		JPMorgan Chase & Co	2.776	04/25/23	10,793
	4,850,000		JPMorgan Chase & Co	2.700	05/18/23	4,804
	20,400,000		JPMorgan Chase & Co	3.200	06/15/26	20,284
	21,275,000		JPMorgan Chase & Co	2.950	10/01/26	20,806
EUR	600,000		JPMorgan Chase & Co	1.638	05/18/28	704
	$12,000,000		JPMorgan Chase & Co	4.203	07/23/29	12,530
	5,750,000		JPMorgan Chase & Co	3.882	07/24/38	5,652
	33,300,000		JPMorgan Chase Bank NA	3.086	04/26/21	33,391
	2,700,000		KeyBank NA	2.500	12/15/19	2,696
	4,475,000	g	Macquarie Bank Ltd	2.600	06/24/19	4,473
	9,950,000		Manufacturers & Traders Trust Co	2.100	02/06/20	9,902
	12,500,000		Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	12,841
	5,775,000		Mitsubishi UFJ Financial Group, Inc	3.741	03/07/29	5,929
	5,700,000		MUFG Americas Holdings Corp	3.500	06/18/22	5,790
	17,000,000		PNC Bank NA	2.600	07/21/20	16,987
	5,625,000		PNC Bank NA	2.450	11/05/20	5,603
	10,950,000		PNC Bank NA	2.700	11/01/22	10,901
	6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,202
	40,000,000		Royal Bank of Canada	1.875	02/05/20	39,743
	30,000,000	g	Royal Bank of Canada	3.350	10/22/21	30,545
	11,800,000		Royal Bank of Canada	3.700	10/05/23	12,197
	9,350,000		Santander Holdings USA, Inc	3.400	01/18/23	9,357
	4,825,000		Santander Holdings USA, Inc	4.400	07/13/27	4,786
	13,100,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	13,037
	3,175,000	g	State Bank of India	4.375	01/24/24	3,254
	6,650,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	6,633
	13,875,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	13,717
	3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,656
	6,850,000		SunTrust Bank	2.900	03/03/21	6,868
	3,900,000		SunTrust Bank	4.050	11/03/25	4,112
	5,700,000		SunTrust Banks, Inc	2.750	05/01/23	5,656
	13,700,000		Toronto-Dominion Bank	1.850	09/11/20	13,553
	2,350,000		Toronto-Dominion Bank	3.625	09/15/31	2,323
	4,275,000	g	Turkiye Is Bankasi	6.125	04/25/24	3,633
	5,000,000	g	UBS AG.	2.450	12/01/20	4,971
	7,575,000		Wells Fargo Bank NA	3.325	07/23/21	7,625
	10,000,000		Westpac Banking Corp	2.750	01/11/23	9,939
	8,475,000		Westpac Banking Corp	4.322	11/23/31	8,406
	3,000,000	g	Yapi ve Kredi Bankasi AS.	6.100	03/16/23	2,706
			TOTAL BANKS			862,002
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
CAPITAL GOODS - 0.7%
GBP	1,000,000		BAE Systems plc	4.125%	06/08/22	$1,386
	$4,575,000		General Electric Co	4.125	10/09/42	3,977
EUR	1,000,000		Illinois Tool Works, Inc	1.250	05/22/23	1,172
	$3,450,000		Johnson Controls International plc	4.250	03/01/21	3,529
	2,375,000	g	Korea East-West Power Co Ltd	3.875	07/19/23	2,450
	2,875,000		Lam Research Corp	3.750	03/15/26	2,928
	3,275,000		Lam Research Corp	4.000	03/15/29	3,341
	8,350,000		Lockheed Martin Corp	2.500	11/23/20	8,325
	6,375,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	6,364
	9,825,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	9,917
	1,725,000		Mosaic Co	4.875	11/15/41	1,663
EUR	500,000		Parker-Hannifin Corp	1.125	03/01/25	571
	$5,475,000		Roper Technologies, Inc	3.800	12/15/26	5,543
	350,000	g	Stena AB	7.000	02/01/24	336
	2,075,000		Textron, Inc	3.875	03/01/25	2,091
	650,000		Trimble, Inc	4.900	06/15/28	665
	7,681,000		United Technologies Corp	2.800	05/04/24	7,588
EUR	500,000		United Technologies Corp	1.150	05/18/24	575
	$16,450,000		United Technologies Corp	4.125	11/16/28	17,144
	10,400,000		United Technologies Corp	4.450	11/16/38	10,769
			TOTAL CAPITAL GOODS			90,334

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
	1,425,000		ADT Corp	6.250	10/15/21	1,495
	4,875,000		AECOM	5.875	10/15/24	5,137
	7,153,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	7,511
	2,350,000	g,h	Prime Security Services Borrower LLC	5.250	04/15/24	2,350
	2,250,000	g,h	Prime Security Services Borrower LLC	5.750	04/15/26	2,250
EUR	500,000		RELX Capital, Inc	1.300	05/12/25	579
	$11,102,000		Republic Services, Inc	3.550	06/01/22	11,352
	7,971,000		Republic Services, Inc	2.900	07/01/26	7,807
	1,000,000		United Rentals North America, Inc	4.625	10/15/25	987
	9,650,000		Waste Management, Inc	2.900	09/15/22	9,686
	9,700,000		Waste Management, Inc	3.150	11/15/27	9,676
	2,000,000		Waste Management, Inc	3.900	03/01/35	2,007
	2,225,000		Waste Management, Inc	4.100	03/01/45	2,300
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			63,137

CONSUMER DURABLES & APPAREL - 0.1%
	3,375,000		Leggett & Platt, Inc	4.400	03/15/29	3,408
	8,075,000		Newell Rubbermaid, Inc	4.200	04/01/26	7,713
			TOTAL CONSUMER DURABLES & APPAREL			11,121

CONSUMER SERVICES - 0.9%
	9,820,000		Amherst College	4.100	11/01/45	10,297
	29,085,000	g	Anheuser-Busch Cos LLC	3.650	02/01/26	29,192
	EUR 680,000	g	Aramark International Finance Sarl	3.125	04/01/25	794
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,400,000	g	Arcos Dorados Holdings, Inc	5.875%	04/04/27	$2,403
	600,000		Boyd Gaming Corp	6.000	08/15/26	615
	2,000,000		Duke University	3.199	10/01/38	1,889
	4,500,000		George Washington University	3.545	09/15/46	4,347
	1,610,000	g	International Game Technology	6.250	02/15/22	1,672
	1,610,000	g	International Game Technology	6.500	02/15/25	1,674
EUR	500,000	g	International Game Technology plc	4.750	02/15/23	609
	$5,000,000		Johns Hopkins University	4.083	07/01/53	5,409
	750,000		MGM Resorts International	4.625	09/01/26	729
	9,605,000		Northwestern University	3.812	12/01/50	9,665
	8,000,000		President and Fellows of Harvard College	3.529	10/01/31	8,352
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	14,560
	2,025,000		Sands China Ltd	5.125	08/08/25	2,112
	2,100,000		Sands China Ltd	5.400	08/08/28	2,202
	1,000,000	g	Scientific Games International, Inc	5.000	10/15/25	980
EUR	500,000	g	Scientific Games International, Inc	3.375	02/15/26	541
	$2,600,000	g	ServiceMaster Co LLC	5.125	11/15/24	2,610
	15,000,000		Smith College	4.620	07/01/45	17,061
	6,600,000		Trustees of Dartmouth College	3.474	06/01/46	6,488
			TOTAL CONSUMER SERVICES			124,201

DIVERSIFIED FINANCIALS - 3.7%
	4,920,000		AerCap Ireland Capital DAC	3.500	01/15/25	4,748
	12,200,000		American Express Co	3.000	02/22/21	12,263
	10,625,000		American Express Co	2.500	08/01/22	10,504
	2,775,000		American Express Credit Corp	3.300	05/03/27	2,813
	3,975,000		Ameriprise Financial, Inc	3.000	03/22/22	3,999
	6,000,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	5,965
	2,250,000	g	Avolon Holdings Funding Ltd	5.125	10/01/23	2,289
	500,000		AXA Equitable Holdings, Inc	5.000	04/20/48	489
	5,350,000		Bank of Montreal	3.803	12/15/32	5,173
	4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,139
	300,000	g	BBVA Bancomer S.A.	5.350	11/12/29	288
	4,200,000	g	BBVA Bancomer S.A.	5.125	01/18/33	3,862
	10,525,000		Berkshire Hathaway, Inc	3.125	03/15/26	10,641
	2,450,000	g	BPCE S.A.	4.000	09/12/23	2,487
	5,224,000	g	BPCE S.A.	4.625	07/11/24	5,328
	1,733,000	g	BPCE S.A.	4.500	03/15/25	1,744
	26,000,000	g	Canadian Imperial Bank of Commerce	3.150	06/27/21	26,318
	8,550,000		Capital One Financial Corp	3.900	01/29/24	8,741
	9,800,000	g	Credit Suisse Group AG.	2.997	12/14/23	9,633
EUR	250,000	g	Credit Suisse Group AG.	1.250	07/17/25	284
	$3,900,000	g	Credit Suisse Group AG.	4.282	01/09/28	3,948
	7,700,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	7,823
	10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	10,334
	9,200,000		Deutsche Bank AG.	3.950	02/27/23	9,080
	4,875,000		Discover Financial Services	4.500	01/30/26	5,008
	9,544,773		DY9 Leasing LLC	2.372	03/19/27	9,470
EUR	500,000		EDP Finance BV	1.125	02/12/24	572
	$4,975,000		Ford Motor Credit Co LLC	2.425	06/12/20	4,910
	4,000,000		Ford Motor Credit Co LLC	3.096	05/04/23	3,753
	12,925,000		Ford Motor Credit Co LLC	3.815	11/02/27	11,264
	4,825,000		GE Capital International Funding Co	3.373	11/15/25	4,685
	9,960,000		GE Capital International Funding Co	4.418	11/15/35	9,229
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$1,432,000		General Electric Capital Corp	5.875%	01/14/38	$1,525
	108,000		General Electric Capital Corp	6.875	01/10/39	128
	6,500,000		General Motors Financial Co, Inc	3.950	04/13/24	6,436
EUR	850,000		Goldman Sachs Group, Inc	2.000	07/27/23	1,005
	$13,575,000		Goldman Sachs Group, Inc	3.500	01/23/25	13,538
	18,250,000		Goldman Sachs Group, Inc	3.691	06/05/28	18,071
	6,600,000		Goldman Sachs Group, Inc	3.814	04/23/29	6,543
	6,075,000		Goldman Sachs Group, Inc	4.017	10/31/38	5,825
	7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	8,133
	1,510,823		Golondrina Leasing LLC	1.822	05/03/25	1,475
	1,116,297		Helios Leasing I LLC	2.018	05/29/24	1,097
	1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,746
	5,375,000	g	ICICI Bank Ltd	3.800	12/14/27	5,228
	3,200,000		International Lease Finance Corp	5.875	04/01/19	3,200
	5,000,000		International Lease Finance Corp	5.875	08/15/22	5,392
	3,050,000		Jefferies Group LLC	4.150	01/23/30	2,795
	1,625,000		Legg Mason, Inc	2.700	07/15/19	1,624
	2,400,000		Legg Mason, Inc	3.950	07/15/24	2,429
EUR	350,000	g	Lincoln Finance Ltd	6.875	04/15/21	400
	$7,625,000		Morgan Stanley	3.125	01/23/23	7,651
	2,750,000		Morgan Stanley	3.737	04/24/24	2,807
	24,800,000		Morgan Stanley	3.700	10/23/24	25,247
	32,125,000		Morgan Stanley	3.125	07/27/26	31,314
EUR	900,000		Morgan Stanley	1.342	10/23/26	1,026
	$1,925,000		Morgan Stanley	4.431	01/23/30	2,032
	3,088,353		Santa Rosa Leasing LLC	1.693	08/15/24	3,009
	17,580,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	16,999
	2,600,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	2,635
	4,050,000		Synchrony Financial	4.250	08/15/24	4,077
	6,625,000		TD Ameritrade Holding Corp	3.300	04/01/27	6,657
	6,800,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	6,799
	10,157,000	g	UBS Group Funding Switzerland AG.	2.859	08/15/23	10,010
	9,775,000		Unilever Capital Corp	2.900	05/05/27	9,633
	45,550,000		Wells Fargo & Co	2.625	07/22/22	45,228
	8,400,000		Wells Fargo & Co	3.750	01/24/24	8,647
	5,300,000		Wells Fargo & Co	3.550	09/29/25	5,395
	13,850,000		Wells Fargo & Co	3.000	04/22/26	13,545
	13,000,000		Wells Fargo & Co	4.150	01/24/29	13,594
			TOTAL DIVERSIFIED FINANCIALS			504,679

ENERGY - 3.1%
	1,825,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,883
	2,375,000		AmeriGas Partners LP	5.625	05/20/24	2,414
	2,050,000		AmeriGas Partners LP	5.875	08/20/26	2,047
	4,200,000		Anadarko Petroleum Corp	5.550	03/15/26	4,585
	5,925,000		Anadarko Petroleum Corp	4.500	07/15/44	5,593
	3,025,000		Andeavor Logistics LP	4.250	12/01/27	3,047
	3,100,000		Andeavor Logistics LP	5.200	12/01/47	3,104
	2,900,000		Apache Corp	4.750	04/15/43	2,738
	1,575,000	g	APT Pipelines Ltd	4.250	07/15/27	1,597
	2,350,000	g	Archrock Partners LP / Archrock Partners Finance Corp	6.875	04/01/27	2,396
	3,800,000		BP Capital Markets America, Inc	2.520	09/19/22	3,765
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$13,000,000		BP Capital Markets America, Inc	3.796%	09/21/25	$13,486
	7,500,000		BP Capital Markets America, Inc	3.588	04/14/27	7,625
	6,575,000		BP Capital Markets plc	3.279	09/19/27	6,551
	699,000	g	California Resources Corp	8.000	12/15/22	549
	478,000	†	California Resources Corp	6.000	11/15/24	320
	6,500,000		Cenovus Energy, Inc	4.450	09/15/42	5,757
	2,800,000	g	Cheniere Energy Partners LP	5.625	10/01/26	2,870
	3,025,000		Cimarex Energy Co	3.900	05/15/27	3,019
	5,800,000		Cimarex Energy Co	4.375	03/15/29	5,973
	6,200,000	g	Colonial Pipeline Co	4.250	04/15/48	6,265
	6,150,000		Concho Resources, Inc	3.750	10/01/27	6,105
	3,875,000		Continental Resources, Inc	3.800	06/01/24	3,912
	690,000		Continental Resources, Inc	4.375	01/15/28	710
	2,375,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,434
	2,150,000		Ecopetrol S.A.	5.375	06/26/26	2,317
	3,200,000		Ecopetrol S.A.	5.875	05/28/45	3,316
	7,750,000		Enbridge, Inc	3.700	07/15/27	7,734
	5,775,000		Energy Transfer Operating LP	5.250	04/15/29	6,203
	5,800,000		Energy Transfer Operating LP	6.250	04/15/49	6,501
	8,400,000		Energy Transfer Partners LP	4.750	01/15/26	8,778
	7,850,000		Energy Transfer Partners LP	4.950	06/15/28	8,241
	5,125,000		Enterprise Products Operating LLC	3.700	02/15/26	5,253
	8,400,000		Enterprise Products Operating LLC	4.150	10/16/28	8,847
	4,025,000		Enterprise Products Operating LLC	4.250	02/15/48	3,948
	3,000,000		Exterran Partners LP	6.000	04/01/21	2,998
	2,250,000		Exterran Partners LP	6.000	10/01/22	2,267
	300,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	03/23/27	300
	5,275,000	g	KazMunayGas National Co JSC	5.375	04/24/30	5,530
	4,850,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	5,145
EUR	500,000		Kinder Morgan, Inc	2.250	03/16/27	599
	$2,065,000		Kinder Morgan, Inc	5.300	12/01/34	2,240
	5,030,000		Marathon Oil Corp	2.700	06/01/20	5,007
	2,000,000		Marathon Oil Corp	4.400	07/15/27	2,060
	11,387,000		MPLX LP	4.125	03/01/27	11,468
	5,850,000		MPLX LP	4.000	03/15/28	5,816
	6,150,000		MPLX LP	4.500	04/15/38	5,856
	6,150,000		MPLX LP	4.700	04/15/48	5,899
	900,000		Noble Energy, Inc	3.900	11/15/24	909
	9,500,000		Noble Energy, Inc	3.850	01/15/28	9,366
	6,075,000		Noble Energy, Inc	5.050	11/15/44	6,046
	1,500,000		Noble Energy, Inc	4.950	08/15/47	1,484
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,598
	4,000,000		ONEOK, Inc	4.000	07/13/27	4,011
	12,150,000		ONEOK, Inc	4.350	03/15/29	12,367
	5,125,000	g	Pertamina Persero PT	4.300	05/20/23	5,268
	3,050,000	g	Peru LNG Srl	5.375	03/22/30	3,172
	2,025,000		Petrobras Global Finance BV	5.299	01/27/25	2,054
	2,335,000		Petrobras Global Finance BV	5.999	01/27/28	2,363
	400,000		Petrobras Global Finance BV	5.750	02/01/29	396
	750,000		Petrobras Global Finance BV	7.250	03/17/44	783
	200,000		Petrobras Global Finance BV	6.900	03/19/49	198
	4,000,000		Petroleos Mexicanos	6.375	02/04/21	4,148
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	416
	$8,000,000		Petroleos Mexicanos	1.950	12/20/22	7,885
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$4,280,000		Petroleos Mexicanos	2.000%	12/20/22	$4,226
	6,000,000		Petroleos Mexicanos	3.500	01/30/23	5,731
	3,900,000		Petroleos Mexicanos	4.500	01/23/26	3,626
	3,775,000		Petroleos Mexicanos	6.500	03/13/27	3,791
	3,050,000		Petroleos Mexicanos	5.350	02/12/28	2,830
	6,575,000		Phillips 66 Partners LP	3.550	10/01/26	6,461
	3,275,000		Phillips 66 Partners LP	4.680	02/15/45	3,215
	1,600,000		Phillips 66 Partners LP	4.900	10/01/46	1,632
	614,000		Pioneer Natural Resources Co	7.500	01/15/20	635
	8,675,000		Pioneer Natural Resources Co	3.450	01/15/21	8,766
	3,335,000		Range Resources Corp	5.000	08/15/22	3,302
	1,200,000		Regency Energy Partners LP	4.500	11/01/23	1,251
	4,750,000	g	Reliance Industries Ltd	3.667	11/30/27	4,623
	9,875,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	9,964
	5,550,000		Shell International Finance BV	2.250	01/06/23	5,465
	4,875,000		Shell International Finance BV	3.250	05/11/25	4,968
	6,825,000		Shell International Finance BV	4.000	05/10/46	7,121
	3,950,000		Spectra Energy Partners LP	3.500	03/15/25	3,952
	6,500,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	6,452
	1,000,000		Sunoco LP	4.875	01/15/23	1,016
	600,000		Targa Resources Partners LP	5.125	02/01/25	612
	1,000,000	g	Targa Resources Partners LP	5.875	04/15/26	1,057
	425,000	g	Targa Resources Partners LP	6.500	07/15/27	458
	1,250,000	g	Targa Resources Partners LP	6.875	01/15/29	1,361
EUR	600,000		Total Capital International S.A.	2.500	03/25/26	772
	$13,250,000		TransCanada PipeLines Ltd	4.250	05/15/28	13,838
	2,500,000		Vale Overseas Ltd	6.250	08/10/26	2,717
	6,150,000		Valero Energy Partners LP	4.500	03/15/28	6,367
	3,850,000		Western Gas Partners LP	3.950	06/01/25	3,797
	4,550,000		Western Gas Partners LP	4.650	07/01/26	4,612
	5,075,000		Williams Partners LP	3.600	03/15/22	5,148
	1,175,000		Williams Partners LP	4.900	01/15/45	1,175
	350,000		WPX Energy, Inc	8.250	08/01/23	394
	2,400,000		WPX Energy, Inc	5.250	09/15/24	2,424
	2,000,000	g	YPF S.A.	8.500	07/28/25	1,962
	2,225,000	g	YPF S.A.	6.950	07/21/27	1,976
			TOTAL ENERGY			417,229

FOOD & STAPLES RETAILING - 0.9%
	9,200,000		CVS Health Corp	3.700	03/09/23	9,347
	15,950,000		CVS Health Corp	2.875	06/01/26	15,100
	26,875,000		CVS Health Corp	4.300	03/25/28	27,257
	20,300,000		CVS Health Corp	4.780	03/25/38	20,132
	3,350,000		CVS Health Corp	5.050	03/25/48	3,377
	4,900,000		Ingles Markets, Inc	5.750	06/15/23	4,992
	5,575,000		Kroger Co	3.700	08/01/27	5,489
	2,450,000		Kroger Co	4.500	01/15/29	2,509
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,154
	$7,575,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	7,419
	22,300,000		Walmart, Inc	3.700	06/26/28	23,478
	6,150,000		Walmart, Inc	3.950	06/28/38	6,472
			TOTAL FOOD & STAPLES RETAILING			126,726
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
FOOD, BEVERAGE & TOBACCO - 1.1%
	$4,000,000		Altria Group, Inc	4.400%	02/14/26	$4,120
	3,500,000		Altria Group, Inc	4.800	02/14/29	3,612
	5,800,000		Altria Group, Inc	5.950	02/14/49	6,223
	6,691,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	6,681
	20,025,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	20,320
	6,600,000		Anheuser-Busch InBev Worldwide, Inc	4.150	01/23/25	6,881
	14,800,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	15,759
	6,000,000		Anheuser-Busch InBev Worldwide, Inc	5.450	01/23/39	6,499
	2,900,000		Campbell Soup Co	4.150	03/15/28	2,892
	5,800,000		ConAgra Brands, Inc	4.850	11/01/28	6,097
	1,700,000		Constellation Brands, Inc	4.400	11/15/25	1,786
	8,200,000		Constellation Brands, Inc	3.600	02/15/28	8,032
	3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	3,049
	5,800,000		Diageo Capital plc	3.500	09/18/23	6,011
	4,925,000		Diageo Capital plc	3.875	05/18/28	5,208
	3,700,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	3,580
	2,400,000	g	Grupo Bimbo SAB de C.V.	5.950	N/A‡	2,467
	8,425,000	g	Heineken NV	3.500	01/29/28	8,475
	3,600,000	g	Heineken NV	4.350	03/29/47	3,635
	3,900,000		Kellogg Co	3.400	11/15/27	3,751
	4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,163
	3,125,000		PepsiCo, Inc	3.450	10/06/46	3,016
	1,600,000		Philip Morris International, Inc	6.375	05/16/38	1,984
	2,700,000		Tyson Foods, Inc	3.900	09/28/23	2,783
	4,600,000		Tyson Foods, Inc	3.550	06/02/27	4,526
	5,800,000		Tyson Foods, Inc	5.100	09/28/48	5,914
			TOTAL FOOD, BEVERAGE & TOBACCO			147,464

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
	11,100,000		Anthem, Inc	3.650	12/01/27	11,083
EUR	430,000		Becton Dickinson and Co	1.401	05/24/23	496
	670,000		Becton Dickinson and Co	1.900	12/15/26	785
	$17,775,000		Becton Dickinson and Co	3.700	06/06/27	17,725
	4,850,000		Boston Scientific Corp	4.000	03/01/29	5,007
	7,250,000		Cardinal Health, Inc	3.410	06/15/27	6,852
	3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,865
	4,105,000		Dartmouth-Hitchcock Health	4.178	08/01/48	4,185
EUR	500,000		DH Europe Finance S.A.	1.200	06/30/27	568
	$5,225,000		HCA, Inc	5.625	09/01/28	5,525
	1,275,000		HCA, Inc	5.875	02/01/29	1,374
	5,000,000		HCA, Inc	5.500	06/15/47	5,336
	647,000		Medtronic, Inc	4.625	03/15/45	741
	12,500,000		Mercy Health	3.382	11/01/25	12,482
	5,000,000		New York and Presbyterian Hospital	3.563	08/01/36	4,859
EUR	500,000		Stryker Corp	2.125	11/30/27	611
	450,000		Stryker Corp	2.625	11/30/30	568
	$2,000,000		Tenet Healthcare Corp	4.375	10/01/21	2,035
	5,350,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	5,160
EUR	300,000		Thermo Fisher Scientific, Inc	1.950	07/24/29	358
	325,000		Thermo Fisher Scientific, Inc	2.875	07/24/37	401
	$5,775,000		UnitedHealth Group, Inc	2.950	10/15/27	5,675
	4,625,000		UnitedHealth Group, Inc	3.750	10/15/47	4,501
	2,150,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	2,170
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$3,745,000		Zimmer Holdings, Inc		3.550%	04/01/25	$3,696
			TOTAL HEALTH CARE EQUIPMENT & SERVICES				106,058

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
EUR	600,000		The Procter & Gamble Company		0.625	10/30/24	687
	400,000		The Procter & Gamble Company		1.875	10/30/38	492
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS				1,179

INSURANCE - 1.2%
	$6,250,000		ACE INA Holdings, Inc		2.875	11/03/22	6,302
	1,925,000		Aetna, Inc		6.625	06/15/36	2,283
	5,500,000		Allstate Corp		3.280	12/15/26	5,582
	8,500,000		Allstate Corp		5.750	08/15/53	8,649
	2,700,000		American Financial Group, Inc		3.500	08/15/26	2,607
EUR	650,000		American International Group, Inc		1.500	06/08/23	751
	$2,500,000		American International Group, Inc		3.750	07/10/25	2,505
	6,750,000		American International Group, Inc		3.900	04/01/26	6,799
	2,875,000		American International Group, Inc		4.200	04/01/28	2,923
	12,975,000		Aon plc		3.500	06/14/24	13,168
	2,400,000		Berkshire Hathaway Finance Corp		4.250	01/15/49	2,514
	19,230,000		Children’s Hospital Medic		4.268	05/15/44	20,297
EUR	500,000		Chubb INA Holdings, Inc		1.550	03/15/28	585
	$3,525,000		CNA Financial Corp		3.950	05/15/24	3,584
	3,050,000		CNA Financial Corp		3.450	08/15/27	2,980
	7,500,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.279	07/13/20	7,411
EUR	250,000	g	Fairfax Financial Holdings Ltd		2.750	03/29/28	294
	$5,575,000	g	Five Corners Funding Trust		4.419	11/15/23	5,888
	1,350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	1,348
	6,250,000		Humana, Inc		3.950	03/15/27	6,320
	728,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	755
EUR	750,000		Liberty Mutual Group, Inc		2.750	05/04/26	913
	$2,572,000	g	Liberty Mutual Group, Inc		4.569	02/01/29	2,677
	2,425,000		Lincoln National Corp		3.800	03/01/28	2,460
	3,250,000		Markel Corp		3.500	11/01/27	3,097
	1,600,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,632
	1,365,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	1,401
	4,325,000		MetLife, Inc		3.600	11/13/25	4,465
	8,050,000		Prudential Financial, Inc		7.375	06/15/19	8,121
	9,200,000		Prudential Financial, Inc		3.878	03/27/28	9,675
	3,000,000	g	Prudential Funding LLC		6.750	09/15/23	3,422
	1,250,000		Verisk Analytics, Inc		4.125	03/15/29	1,283
	7,750,000	g,i	Vitality Re IX Ltd		3.981	01/10/22	7,696
	3,500,000	g	Vitality Re X Ltd		4.131	01/10/23	3,497
	2,400,000		WR Berkley Corp		5.375	09/15/20	2,468
			TOTAL INSURANCE				156,352

MATERIALS - 0.9%
	3,349,000		Albemarle Corp		5.450	12/01/44	3,466
	2,060,000		ArcelorMittal		6.250	02/25/22	2,223
EUR	850,000	g	Axalta Coating Systems Dutch Holding B BV		3.750	01/15/25	989
	250,000		Ball Corp		4.375	12/15/23	319
	$852,000		Bemis Co, Inc		3.100	09/15/26	807
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$200,000		Celulosa Arauco y Constitucion S.A.	3.875%	11/02/27	$192
EUR	200,000	g	Cemex SAB de C.V.	3.125	03/19/26	226
	$2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,372
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	3,906
	3,250,000	g	CRH America Finance, Inc	3.400	05/09/27	3,114
	3,900,000	g	Dow Chemical Co	4.550	11/30/25	4,118
	3,250,000		Dow Chemical Co	4.375	11/15/42	3,106
	8,820,000		DowDuPont, Inc	4.725	11/15/28	9,526
	3,850,000		DowDuPont, Inc	5.319	11/15/38	4,286
	1,100,000	g	Eldorado Gold Corp	6.125	12/15/20	1,077
	2,600,000	g	Glencore Funding LLC	4.000	03/27/27	2,525
	1,150,000		Goldcorp, Inc	5.450	06/09/44	1,265
	9,825,000		International Paper Co	4.350	08/15/48	9,188
	4,300,000	g	Inversiones CMPC S.A.	4.375	04/04/27	4,323
	3,400,000	g	Klabin Finance S.A.	4.875	09/19/27	3,298
	5,800,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	5,897
	5,800,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	5,992
	2,400,000		Newmont Mining Corp	3.500	03/15/22	2,434
	3,200,000		Newmont Mining Corp	4.875	03/15/42	3,357
	3,000,000	g	Nexa Resources S.A.	5.375	05/04/27	3,084
	3,500,000	g	Nova Chemicals Corp	4.875	06/01/24	3,439
	4,767,000		Nutrien Ltd	3.375	03/15/25	4,704
	4,225,000	h	Nutrien Ltd	4.200	04/01/29	4,344
EUR	125,000	g	OCI NV	5.000	04/15/23	148
	$500,000	g	OCI NV	6.625	04/15/23	518
	3,000,000	g	OCP S.A.	4.500	10/22/25	2,966
EUR	250,000	g	OI European Group BV	3.125	11/15/24	295
	$325,000	g	POSCO	4.000	08/01/23	335
	8,300,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	8,714
	5,000,000		Rock Tenn Co	3.500	03/01/20	5,024
	2,550,000	g	SABIC Capital II BV	4.000	10/10/23	2,601
EUR	100,000	g	Sappi Papier Holding GmbH	3.125	04/15/26	113
	$1,650,000		SASOL Financing USA LLC	6.500	09/27/28	1,802
	4,600,000		Sherwin-Williams Co	3.450	06/01/27	4,523
EUR	750,000		Silgan Holdings, Inc	3.250	03/15/25	868
	$1,800,000		Steel Dynamics, Inc	5.250	04/15/23	1,829
	1,700,000		Westlake Chemical Corp	3.600	08/15/26	1,646
			TOTAL MATERIALS			124,959

MEDIA & ENTERTAINMENT - 1.7%
GBP	425,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	538
	$1,750,000		CBS Corp	2.900	06/01/23	1,729
	4,200,000		CBS Corp	2.900	01/15/27	3,925
	2,500,000		CBS Corp	3.375	02/15/28	2,384
	5,225,000		Charter Communications Operating LLC	3.579	07/23/20	5,264
	22,275,000		Charter Communications Operating LLC	4.908	07/23/25	23,489
	3,400,000		Charter Communications Operating LLC	5.375	05/01/47	3,387
	5,000,000		Charter Communications Operating LLC	5.750	04/01/48	5,234
	3,500,000		Cinemark USA, Inc	4.875	06/01/23	3,559
	16,400,000		Comcast Corp	3.700	04/15/24	16,945
	11,800,000		Comcast Corp	3.950	10/15/25	12,346
	10,650,000		Comcast Corp	2.350	01/15/27	9,955
	15,000,000		Comcast Corp	4.150	10/15/28	15,814
	18,200,000		Comcast Corp	3.200	07/15/36	16,549
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,000,000		Comcast Corp	3.900%	03/01/38	$2,953
	1,500,000	g	CSC Holdings LLC	7.500	04/01/28	1,607
	4,000,000		Discovery Communications LLC	2.950	03/20/23	3,964
GBP	300,000		Discovery Communications LLC	2.500	09/20/24	387
	$7,625,000		Discovery Communications LLC	3.950	03/20/28	7,415
	1,895,000		Grupo Televisa SAB	6.625	01/15/40	2,215
	1,975,000	g	Indonesia Asahan Aluminium Persero PT	5.710	11/15/23	2,129
	2,000,000		Lamar Media Corp	5.375	01/15/24	2,050
	7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,698
	10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,392
	2,925,000	g	Tegna, Inc	5.500	09/15/24	2,954
	5,675,000		Time Warner Cable, Inc	5.875	11/15/40	5,905
	4,075,000		Time Warner Cable, Inc	4.500	09/15/42	3,575
	20,550,000		Time Warner, Inc	2.100	06/01/19	20,522
	3,900,000		Time Warner, Inc	3.600	07/15/25	3,898
	4,045,000		Time Warner, Inc	2.950	07/15/26	3,832
	7,500,000		Time Warner, Inc	3.800	02/15/27	7,462
	2,250,000		Viacom, Inc	4.375	03/15/43	2,019
	1,150,000		Viacom, Inc	5.850	09/01/43	1,251
	675,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	687
	100,000	g	Walt Disney Co	3.375	11/15/26	102
	2,105,000	g	Walt Disney Co	7.625	11/30/28	2,822
	1,578,000	g	Walt Disney Co	6.550	03/15/33	2,093
	7,375,000	g	Walt Disney Co	6.900	08/15/39	10,419
			TOTAL MEDIA & ENTERTAINMENT			229,469

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
EUR	400,000		Abbott Ireland Financing DAC	0.875	09/27/23	459
	400,000		Abbott Ireland Financing DAC	1.500	09/27/26	472
	$4,750,000		Abbott Laboratories	3.875	09/15/25	4,970
	11,022,000		Abbott Laboratories	3.750	11/30/26	11,452
	2,250,000		Abbott Laboratories	5.300	05/27/40	2,633
	3,500,000		AbbVie, Inc	2.850	05/14/23	3,463
	2,200,000		AbbVie, Inc	3.750	11/14/23	2,259
	14,350,000		AbbVie, Inc	3.200	05/14/26	13,963
	14,575,000		AbbVie, Inc	4.250	11/14/28	14,901
	6,700,000		AbbVie, Inc	4.400	11/06/42	6,228
	8,700,000		Actavis Funding SCS	3.800	03/15/25	8,817
	9,500,000		Actavis Funding SCS	4.550	03/15/35	9,316
EUR	550,000		Allergan Funding SCS	1.250	06/01/24	619
	350,000		Allergan Funding SCS	2.625	11/15/28	415
	$5,650,000		AstraZeneca plc	3.125	06/12/27	5,534
	8,625,000		AstraZeneca plc	4.000	01/17/29	9,065
	6,800,000	g	Bayer US Finance II LLC	4.375	12/15/28	6,764
	4,650,000	g	Bayer US Finance II LLC	4.625	06/25/38	4,349
	2,900,000		Celgene Corp	3.875	08/15/25	2,977
	13,600,000		Celgene Corp	3.450	11/15/27	13,468
	8,675,000		Gilead Sciences, Inc	2.950	03/01/27	8,443
	1,775,000		Gilead Sciences, Inc	4.000	09/01/36	1,745
	5,075,000		Gilead Sciences, Inc	4.150	03/01/47	4,907
	8,275,000		GlaxoSmithKline Capital plc	3.000	06/01/24	8,324
	8,750,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	9,182
	8,150,000		Johnson & Johnson	2.900	01/15/28	8,117
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,750,000		Johnson & Johnson	3.400%	01/15/38	$3,686
EUR	350,000		Mylan, Inc	2.125	05/23/25	394
	$5,750,000		Mylan, Inc	4.550	04/15/28	5,595
	9,600,000		Novartis Capital Corp	3.000	11/20/25	9,763
EUR	400,000	g	Takeda Pharmaceutical Co Ltd	0.375	11/21/20	448
	1,200,000	g	Takeda Pharmaceutical Co Ltd	1.125	11/21/22	1,381
	400,000	g	Takeda Pharmaceutical Co Ltd	3.000	11/21/30	493
	$11,400,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	9,321
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			193,923

REAL ESTATE - 1.3%
	1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,691
	2,300,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,316
	5,950,000		American Tower Corp	3.000	06/15/23	5,932
EUR	600,000		American Tower Corp	1.950	05/22/26	693
	$2,418,000		American Tower Corp	3.375	10/15/26	2,359
	1,600,000		American Tower Corp	3.600	01/15/28	1,578
	5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,675
	2,700,000		Brandywine Operating Partnership LP	3.950	11/15/27	2,688
	5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	5,801
	5,250,000		Brixmor Operating Partnership LP	4.125	06/15/26	5,257
	4,050,000		Brixmor Operating Partnership LP	3.900	03/15/27	3,981
	3,965,000		Camden Property Trust	4.625	06/15/21	4,090
	3,911,000		Crown Castle International Corp	4.875	04/15/22	4,124
	2,275,000		Crown Castle International Corp	3.700	06/15/26	2,270
	1,700,000		Crown Castle International Corp	3.650	09/01/27	1,673
	2,968,000		DDR Corp	3.625	02/01/25	2,915
	350,000		DDR Corp	4.700	06/01/27	361
	3,075,000		Digital Realty Trust LP	3.700	08/15/27	3,047
	1,600,000		Duke Realty LP	3.250	06/30/26	1,578
	2,525,000		Duke Realty LP	4.000	09/15/28	2,611
	2,750,000		Equity One, Inc	3.750	11/15/22	2,801
	2,754,000		Essex Portfolio LP	3.375	01/15/23	2,770
	1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,636
	6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,594
	3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,711
	3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,589
	6,250,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	6,064
	1,950,000		Highwoods Realty LP	3.875	03/01/27	1,940
	2,900,000		Highwoods Realty LP	4.125	03/15/28	2,936
	2,875,000		Highwoods Realty LP	4.200	04/15/29	2,916
	4,050,000		Kilroy Realty LP	4.750	12/15/28	4,312
	2,700,000		Liberty Property LP	4.375	02/01/29	2,818
	5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,444
	5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,632
	4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,429
	3,575,000		Mid-America Apartments LP	3.600	06/01/27	3,557
	3,600,000		National Retail Properties, Inc	3.800	10/15/22	3,679
	5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,460
	2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,642
	3,000,000		National Retail Properties, Inc	3.600	12/15/26	2,990
EUR	350,000		ProLogis LP	3.000	06/02/26	451
	$7,225,000		Regency Centers LP	3.900	11/01/25	7,366
	4,750,000		Regency Centers LP	3.600	02/01/27	4,728
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
EUR	330,000		Simon International Finance S.C.A	1.250%	05/13/25	$383
	$6,150,000		Ventas Realty LP	4.000	03/01/28	6,234
	1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,175
	4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,822
	3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,133
	3,950,000		Weingarten Realty Investors	3.850	06/01/25	3,959
	1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,232
			TOTAL REAL ESTATE			170,043

RETAILING - 0.4%
	600,000		Asbury Automotive Group, Inc	6.000	12/15/24	617
	2,950,000		AutoNation, Inc	3.800	11/15/27	2,749
	8,850,000		Home Depot, Inc	2.000	04/01/21	8,755
	8,725,000		Home Depot, Inc	3.350	09/15/25	8,989
	5,175,000		Home Depot, Inc	3.000	04/01/26	5,202
	6,875,000		O’Reilly Automotive, Inc	3.600	09/01/27	6,853
	1,500,000	g	PetSmart, Inc	5.875	06/01/25	1,256
	5,050,000	g	Rolls-Royce plc	2.375	10/14/20	5,005
	1,850,000	g	Rolls-Royce plc	3.625	10/14/25	1,844
	1,500,000	g	Staples, Inc	8.500	09/15/25	1,635
	9,000,000		Target Corp	3.375	04/15/29	9,124
	5,625,000		Target Corp	3.625	04/15/46	5,322
			TOTAL RETAILING			57,351

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
	15,640,000		Intel Corp	2.875	05/11/24	15,766
	4,800,000		Intel Corp	2.600	05/19/26	4,697
	2,500,000		Intel Corp	3.734	12/08/47	2,526
	3,475,000		Texas Instruments, Inc	2.625	05/15/24	3,455
	3,100,000		Texas Instruments, Inc	4.150	05/15/48	3,346
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			29,790

SOFTWARE & SERVICES - 0.9%
	4,175,000		Activision Blizzard, Inc	2.300	09/15/21	4,117
	4,350,000		Activision Blizzard, Inc	3.400	09/15/26	4,265
	3,000,000		Baidu, Inc	2.875	07/06/22	2,961
	1,725,000		Baidu, Inc	4.375	05/14/24	1,788
	11,348,000		Fidelity National Information Services, Inc	3.625	10/15/20	11,469
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	194
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	424
	$1,950,000		IHS Markit Ltd	4.125	08/01/23	1,989
	3,350,000		IHS Markit Ltd	4.750	08/01/28	3,505
	26,300,000		Microsoft Corp	2.400	08/08/26	25,520
	3,750,000		Microsoft Corp	4.100	02/06/37	4,085
	5,850,000		Microsoft Corp	3.700	08/08/46	5,989
	1,475,000		NCR Corp	4.625	02/15/21	1,472
	12,600,000		Oracle Corp	2.500	05/15/22	12,537
	14,375,000		Oracle Corp	2.650	07/15/26	13,910
	4,900,000		Oracle Corp	3.800	11/15/37	4,906
	6,300,000		Oracle Corp	4.000	11/15/47	6,342
	2,050,000	g	Refinitiv US Holdings, Inc	6.250	05/15/26	2,078
	2,425,000		salesforce.com, Inc	3.700	04/11/28	2,543
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$5,425,000		Total System Services, Inc	4.450%	06/01/28	$5,538
			TOTAL SOFTWARE & SERVICES			115,632

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
	3,475,000		Amphenol Corp	3.125	09/15/21	3,505
	1,525,000		Amphenol Corp	4.350	06/01/29	1,614
EUR	675,000		Amphenol Technologies Holding GmbH	2.000	10/08/28	802
	$8,075,000		Apple, Inc	2.450	08/04/26	7,801
	31,025,000		Apple, Inc	3.200	05/11/27	31,309
EUR	750,000		Apple, Inc	1.375	05/24/29	892
	$4,525,000		Apple, Inc	4.650	02/23/46	5,122
	4,075,000		Broadcom Corp	3.875	01/15/27	3,896
	19,750,000		Cisco Systems, Inc	1.850	09/20/21	19,422
	2,600,000	g	CommScope, Inc	5.500	06/15/24	2,546
	2,075,000		Corning, Inc	4.375	11/15/57	1,934
	13,175,000	g	Dell International LLC	4.420	06/15/21	13,519
	11,800,000	g	Dell International LLC	5.300	10/01/29	11,876
	3,150,000		L-3 Technologies, Inc	3.850	06/15/23	3,248
	1,365,000	g	Millicom International Cellular S.A.	6.625	10/15/26	1,433
	2,125,000	g	Millicom International Cellular S.A.	6.250	03/25/29	2,162
	5,250,000	g	NXP BV	4.875	03/01/24	5,540
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,741
EUR	400,000		Tyco Electronics Group S.A.	1.100	03/01/23	459
	$2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,200
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			126,021

TELECOMMUNICATION SERVICES - 1.5%
EUR	500,000	g	Altice Luxembourg S.A.	7.250	05/15/22	567
	300,000		AT&T, Inc	1.300	09/05/23	347
	$36,375,000		AT&T, Inc	3.400	05/15/25	36,017
	19,725,000		AT&T, Inc	4.350	03/01/29	20,158
EUR	500,000		AT&T, Inc	2.350	09/05/29	591
	$21,900,000		AT&T, Inc	4.300	02/15/30	22,182
	9,000,000		AT&T, Inc	4.500	05/15/35	8,879
	4,525,000		AT&T, Inc	4.500	03/09/48	4,261
	4,400,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	4,541
	1,325,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	1,365
	3,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	3,008
	4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,513
	3,400,000	g	ENTEL Chile S.A.	4.875	10/30/24	3,478
	4,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	4,065
	698,000	o	Oi S.A.	10.000	07/27/25	736
	3,950,000		Orange S.A.	5.375	01/13/42	4,481
	2,125,000		Telefonica Emisiones SAU	4.103	03/08/27	2,153
	2,400,000	g	Turk Telekomunikasyon AS.	6.875	02/28/25	2,301
	375,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	325
	577,000		Verizon Communications, Inc	3.376	02/15/25	585
EUR	400,000		Verizon Communications, Inc	1.375	10/27/26	466
	$9,392,000		Verizon Communications, Inc	4.329	09/21/28	9,958
	6,425,000		Verizon Communications, Inc	3.875	02/08/29	6,605
EUR	400,000		Verizon Communications, Inc	1.875	10/26/29	476
	$3,812,000	g	Verizon Communications, Inc	4.016	12/03/29	3,939
	30,220,000		Verizon Communications, Inc	4.272	01/15/36	30,610
EUR	300,000		Verizon Communications, Inc	2.875	01/15/38	371
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$10,550,000		Verizon Communications, Inc	3.850%	11/01/42	$9,973
	3,350,000		Verizon Communications, Inc	4.522	09/15/48	3,443
EUR	500,000	g	Virgin Media Finance plc	4.500	01/15/25	580
	$8,700,000		Vodafone Group plc	4.375	05/30/28	8,851
			TOTAL TELECOMMUNICATION SERVICES			200,825

TRANSPORTATION - 0.8%
	4,850,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	4,652
	2,040,000		CSX Corp	2.600	11/01/26	1,937
	7,125,000		CSX Corp	3.250	06/01/27	7,039
	3,500,000		CSX Corp	3.800	03/01/28	3,594
	20,150,000		CSX Corp	4.250	03/15/29	21,415
	4,000,000		CSX Corp	3.800	11/01/46	3,783
	1,500,000		CSX Corp	4.300	03/01/48	1,532
	9,250,000		Delta Air Lines, Inc	3.625	03/15/22	9,314
	6,100,000		Delta Air Lines, Inc	3.800	04/19/23	6,167
	3,650,000	g	DP World Ltd	5.625	09/25/48	3,794
EUR	400,000		FedEx Corp	1.000	01/11/23	459
	325,000		FedEx Corp	1.625	01/11/27	378
	$2,830,000		FedEx Corp	4.100	02/01/45	2,566
	7,425,000		FedEx Corp	4.050	02/15/48	6,636
	10,000,000		Kansas City Southern	2.350	05/15/20	9,931
	8,925,000		Northrop Grumman Corp	3.250	01/15/28	8,780
	3,400,000		Northrop Grumman Corp	4.030	10/15/47	3,366
	4,475,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	4,580
	6,150,000		Union Pacific Corp	3.950	09/10/28	6,456
	6,125,000		Union Pacific Corp	4.500	09/10/48	6,521
			TOTAL TRANSPORTATION			112,900

UTILITIES - 2.3%
	1,650,000		AEP Transmission Co LLC	3.100	12/01/26	1,633
	1,650,000		AEP Transmission Co LLC	4.000	12/01/46	1,664
	1,775,000		AES Corp	4.875	05/15/23	1,799
	8,475,000		AGL Capital Corp	3.875	11/15/25	8,576
	2,125,000		AGL Capital Corp	4.400	06/01/43	2,130
	3,475,000		Alabama Power Co	4.150	08/15/44	3,594
	2,750,000		American Water Capital Corp	3.000	12/01/26	2,667
	2,375,000		American Water Capital Corp	4.000	12/01/46	2,374
	7,175,000		American Water Capital Corp	3.750	09/01/47	6,961
	1,175,000		Atmos Energy Corp	4.125	10/15/44	1,228
	6,500,000		Baltimore Gas & Electric Co	3.750	08/15/47	6,291
	5,925,000		Berkshire Hathaway Energy Co	3.250	04/15/28	5,892
	6,225,000		Black Hills Corp	4.250	11/30/23	6,455
	1,575,000		Black Hills Corp	3.150	01/15/27	1,503
	3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,763
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,179
	2,850,000	g	Cerro del Aguila S.A.	4.125	08/16/27	2,814
	4,675,000		CMS Energy Corp	3.600	11/15/25	4,696
	4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,183
	3,775,000		Dominion Resources, Inc	2.000	08/15/21	3,686
	5,750,000		DTE Electric Co	3.750	08/15/47	5,731
	1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,428
	5,825,000		Duke Energy Corp	1.800	09/01/21	5,685
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$8,675,000		Duke Energy Corp	2.650%	09/01/26	$8,267
	3,649,931		Duke Energy Florida Project Finance LLC	1.196	03/01/20	3,613
	2,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	1,949
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,511
	4,200,000		Enel Chile S.A.	4.875	06/12/28	4,429
	1,000,000		Enersis Americas S.A.	4.000	10/25/26	985
	5,700,000		Entergy Corp	2.950	09/01/26	5,481
	3,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	2,957
	2,675,000	g	Eskom Holdings SOC Ltd	6.350	08/10/28	2,752
	2,675,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	2,807
	9,450,000		Exelon Generation Co LLC	3.400	03/15/22	9,583
	5,775,000		Florida Power & Light Co	3.990	03/01/49	6,059
	8,050,000		Fortis, Inc	3.055	10/04/26	7,706
	3,600,000		Indiana Michigan Power Co	3.750	07/01/47	3,438
	2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,759
	1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,371
	6,125,000	g	Israel Electric Corp Ltd	4.250	08/14/28	6,158
	1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,007
	4,525,000	g	KazTransGas JSC	4.375	09/26/27	4,389
	3,675,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	3,787
	5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,056
	6,150,000		MidAmerican Energy Co	3.650	08/01/48	5,988
	3,000,000	g	Minejesa Capital BV	4.625	08/10/30	2,909
	800,000	g	Minejesa Capital BV	5.625	08/10/37	794
	3,335,000		Nevada Power Co	5.450	05/15/41	3,882
	7,100,000		NiSource Finance Corp	3.490	05/15/27	7,088
	2,000,000		NRG Energy, Inc	6.250	05/01/24	2,063
EUR	230,000		NTPC Ltd	2.750	02/01/27	267
	$6,150,000		Ohio Power Co	4.150	04/01/48	6,419
	7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,094
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,539
	4,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	4,720
	4,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	3,941
	750,000		Potomac Electric Power Co	7.900	12/15/38	1,142
	6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,107
	2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,012
	9,725,000		PSEG Power LLC	3.850	06/01/23	9,968
	8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	8,945
	2,650,000	g	Rio Oil Finance Trust	8.200	04/06/28	2,868
	2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,879
	8,250,000		Southern Power Co	2.500	12/15/21	8,162
	7,825,000		Southern Power Co	4.150	12/01/25	8,105
	7,375,000		Southwest Gas Corp	3.700	04/01/28	7,521
	1,925,000	g	Suzano Austria GmbH	6.000	01/15/29	2,051
	3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,694
	3,250,000		Virginia Electric & Power Co	2.950	11/15/26	3,184
	3,250,000		Virginia Electric & Power Co	3.500	03/15/27	3,312
	3,925,000	g	Vistra Operations Co LLC	5.625	02/15/27	4,077
	4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,074
	2,975,000		Xcel Energy, Inc	3.350	12/01/26	2,981
	2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,080
			TOTAL UTILITIES			306,862

			TOTAL CORPORATE BONDS			4,325,768
			(Cost $4,276,754)
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
GOVERNMENT BONDS - 45.8%

AGENCY SECURITIES - 2.3%
	$6,050,711		AMAL Ltd	3.465%	08/21/21	$6,097
	2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,500
	3,879,000		Canal Barge Co, Inc	4.500	11/12/34	4,189
	40,100,048		CES MU2 LLC	1.994	05/13/27	39,200
	6,380,000		DY8 Leasing LLC	2.627	04/29/26	6,383
	3,823,242		Export Lease Ten Co LLC	1.650	05/07/25	3,711
	11,443,626		Helios Leasing II LLC	2.668	03/18/25	11,461
	12,129,409		HNA LLC	2.291	06/30/27	12,009
	12,400,000		Lutheran Medical Center	1.982	02/20/30	11,723
	7,890,000		Montefiore Medical Center	2.152	10/20/26	7,731
	3,222,770		MSN 41079 and 41084 Ltd	1.631	12/14/24	3,131
	12,535,714		Overseas Private Investment Corp (OPIC)	3.520	09/20/32	13,096
	4,591,650		Premier Aircraft Leasing	3.576	02/06/22	4,643
	7,240,000		Private Export Funding Corp (PEFCO)	1.450	08/15/19	7,211
	27,750,000		PEFCO	2.250	03/15/20	27,671
	24,000,000	g	PEFCO	3.266	11/08/21	24,453
	35,000,000		PEFCO	4.300	12/15/21	36,593
	25,747,000		PEFCO	2.050	11/15/22	25,399
	29,197,638		Tagua Leasing LLC	1.900	07/12/24	28,576
	1,569,537		Union 12 Leasing LLC	2.164	02/17/24	1,549
	12,110,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	12,412
	7,105,145		Windermere Aviation LLC	2.351	05/27/26	7,049
	16,245,531		Zarapito Leasing LLC	2.628	11/12/26	16,277
			TOTAL AGENCY SECURITIES			313,064

FOREIGN GOVERNMENT BONDS - 5.8%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	4,007
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,426
	1,175,000		Argentina Republic Government International Bond	5.625	01/26/22	1,013
	2,000,000		Argentina Republic Government International Bond	5.875	01/11/28	1,534
AUD	1,700,000		Australia Government International Bond	5.750	05/15/21	1,315
	1,700,000		Australia Government International Bond	2.250	05/21/28	1,256
	$1,125,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	979
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,403
	2,500,000	g	Bermuda Government International Bond	4.750	02/15/29	2,637
	5,400,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	5,540
BRL	3,500,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	945
	$5,700,000		Brazilian Government International Bond	5.625	02/21/47	5,657
EUR	1,000,000		Bundesrepublik Deutschland	1.250	08/15/48	1,326
	$5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	4,976
	1,850,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,837
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	3,942
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	486
CAD	1,300,000	g	Canada Housing Trust No 1	2.550	12/15/23	1,004
	1,960,000		Canadian Government International Bond	1.750	08/01/20	1,470
	1,000,000		Canadian Government International Bond	5.000	06/01/37	1,114
	$19,500,000	g	CDP Financial, Inc	2.750	03/07/22	19,624
	8,800,000		Chile Government International Bond	3.240	02/06/28	8,950
	6,125,000		Colombia Government International Bond	2.625	03/15/23	5,987
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$4,000,000		Colombia Government International Bond	5.000%	06/15/45	$4,197
	3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	3,377
	20,200,000	g	CPPIB Capital, Inc	2.250	01/25/22	20,098
	16,400,000	g	CPPIB Capital, Inc	2.750	11/02/27	16,393
DOP	48,650,000	g	Dominican Republic Government International Bond	8.900	02/15/23	939
	$2,000,000	g	Dominican Republic Government International Bond	6.500	02/15/48	2,060
	2,275,000	g	Egypt Government International Bond	5.577	02/21/23	2,259
	2,175,000	g	Egypt Government International Bond	7.600	03/01/29	2,235
	3,950,000	g	Egypt Government International Bond	8.500	01/31/47	4,032
	10,000,000		European Investment Bank	2.500	04/15/21	10,025
	3,500,000		European Investment Bank	4.875	02/15/36	4,433
	3,575,000	g	Export Credit Bank of Turkey	4.250	09/18/22	3,150
	300,000	g	Export Credit Bank of Turkey	5.375	10/24/23	266
	15,000,000		Export Development Canada	2.000	11/30/20	14,906
	2,000,000	g	Export-Import Bank of China	2.850	09/16/20	1,992
	4,000,000	g	Export-Import Bank of India	3.875	02/01/28	3,941
EUR	1,100,000	g	Finland Government International Bond	0.500	09/15/29	1,262
	3,000,000		French Republic Government Bond OAT	0.500	05/25/25	3,503
	2,650,000		French Republic Government Bond OAT	0.750	11/25/28	3,113
	1,250,000		French Republic Government Bond OAT	1.250	05/25/34	1,510
	1,200,000	g	French Republic Government Bond OAT	2.000	05/25/48	1,577
	$3,825,000	g	Ghana Government International Bond	8.125	03/26/32	3,810
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	977
	3,600,000	g	Guatemala Government International Bond	4.500	05/03/26	3,515
	2,000,000	g	Guatemala Government International Bond	4.375	06/05/27	1,922
EUR	2,150,000	g	Hellenic Republic Government International Bond	4.375	08/01/22	2,599
	875,000	g	Hellenic Republic Government International Bond	3.450	04/02/24	1,020
	3,600,000	g	Hellenic Republic Government International Bond	3.375	02/15/25	4,121
	650,000	g	Hellenic Republic Government International Bond	3.875	03/12/29	738
	$2,595,000	g	Honduras Government International Bond	7.500	03/15/24	2,845
CAD	1,800,000		Hydro-Quebec	5.000	02/15/45	1,905
IDR	18,000,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,303
	12,500,000,000		Indonesia Treasury Bond	7.500	05/15/38	824
AUD	500,000		Inter-American Development Bank	4.750	08/27/24	405
	900,000		Inter-American Development Bank	2.750	10/30/25	662
	1,300,000		International Bank for Reconstruction & Development	2.800	01/13/21	939
NZD	1,891,000		International Bank for Reconstruction & Development	3.375	01/25/22	1,338
ILS	3,600,000	i	Israel Government International Bond	0.340	05/31/26	985
	$6,200,000		Israel Government International Bond	3.250	01/17/28	6,269
ILS	3,100,000		Israel Government International Bond	5.500	01/31/42	1,246
	$4,375,000		Israel Government International Bond	4.125	01/17/48	4,523
EUR	1,375,000		Italy Buoni Poliennali Del Tesoro	0.350	06/15/20	1,547
	1,250,000		Italy Buoni Poliennali Del Tesoro	0.050	04/15/21	1,389
	3,500,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	4,090
	3,345,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	3,544
	1,225,000	g	Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	1,321
	1,050,000	g	Italy Buoni Poliennali Del Tesoro	3.850	09/01/49	1,239
	1,000,000	g	Ivory Coast Government International Bond	6.625	03/22/48	1,068
	$2,353,000	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	2,228
	6,000,000		Japan Bank for International Cooperation	2.375	04/20/26	5,877
	2,000,000	g	Japan Finance Organization for Municipalities	2.000	09/08/20	1,982
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$2,700,000	g	Japan Finance Organization for Municipalities		2.125%	02/12/21	$2,676
	4,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	3,956
	6,650,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	6,828
	2,500,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	2,532
JPY	113,000,000		Japan Finance Organization for Municipalities		0.450	03/14/25	1,050
	103,000,000		Japan Finance Organization for Municipalities		0.484	06/13/25	960
	140,000,000		Japan Finance Organization for Municipalities		0.020	03/13/26	1,270
	76,000,000		Japan Government Five Year Bond		0.100	06/20/23	695
	440,000,000		Japan Government Ten Year Bond		0.100	09/20/26	4,061
	369,000,000		Japan Government Ten Year Bond		0.100	12/20/26	3,407
	350,000,000		Japan Government Thirty Year Bond		2.400	11/20/31	4,098
	350,000,000		Japan Government Thirty Year Bond		2.300	05/20/32	4,084
	300,000,000		Japan Government Thirty Year Bond		2.500	09/20/34	3,670
	450,000,000		Japan Government Thirty Year Bond		0.500	09/20/46	4,085
	114,000,000		Japan Government Thirty Year Bond		0.700	06/20/48	1,083
	530,000,000		Japan Government Twenty Year Bond		1.900	03/22/21	4,980
	93,000,000		Japan Government Twenty Year Bond		0.600	12/20/36	889
	219,000,000		Japan Government Twenty Year Bond		0.500	12/20/38	2,037
EUR	600,000	g	Kazakhstan Government International Bond		2.375	11/09/28	697
	$1,525,000	g	Kenya Government International Bond		7.250	02/28/28	1,541
EUR	875,000	g	Kingdom of Belgium Government International Bond		0.900	06/22/29	1,029
	1,080,000		Kingdom of Belgium Government International Bond		1.250	04/22/33	1,292
	1,025,000	g	Kingdom of Belgium Government International Bond		1.600	06/22/47	1,206
	$7,700,000	g	Kommunalbanken AS.		1.625	01/15/20	7,642
	1,925,000	g	Kommunalbanken AS.		1.375	10/26/20	1,893
	3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,696
	5,000,000	g	Kommunalbanken AS.		2.250	01/25/22	4,981
	2,600,000	g	Kommunalbanken AS.		2.750	02/05/24	2,640
EUR	500,000		Kommunalbanken AS.		0.625	04/20/26	576
	$5,000,000	g	Kommuninvest I Sverige AB		2.000	11/12/19	4,982
	2,833,000	g	Kommuninvest I Sverige AB		2.625	09/15/22	2,855
	4,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	3.147	03/12/21	4,002
	2,675,000	g	Korea Housing Finance Corp		2.000	10/11/21	2,614
	5,775,000	g	Korea Housing Finance Corp		3.000	10/31/22	5,732
KRW	3,920,000,000		Korea Treasury Bond		2.000	03/10/21	3,470
	4,630,000,000		Korea Treasury Bond		1.375	09/10/21	4,043
	1,800,000,000		Korea Treasury Bond		1.500	12/10/26	1,546
	1,600,000,000		Korea Treasury Bond		2.375	12/10/28	1,473
	$45,000,000		Kreditanstalt fuer Wiederaufbau		2.750	10/01/20	45,232
	18,750,000		Kreditanstalt fuer Wiederaufbau		2.625	01/25/22	18,906
	5,750,000	g	Kuwait Government International Bond		2.750	03/20/22	5,746
	1,750,000		Lebanon Government International Bond		6.750	11/29/27	1,388
	5,250,000	g	Lithuania Government International Bond		6.625	02/01/22	5,753
MYR	3,475,000		Malaysia Government International Bond		3.885	08/15/29	858
MXN	14,500,000		Mexican Bonos		8.000	12/07/23	752
	23,500,000		Mexican Bonos		5.750	03/05/26	1,069
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$4,797,000		Mexico Government International Bond	4.000%	10/02/23	$4,931
	5,000,000		Mexico Government International Bond	4.150	03/28/27	5,084
	6,051,000		Mexico Government International Bond	6.050	01/11/40	6,898
	5,750,000	g	Morocco Government International Bond	5.500	12/11/42	6,150
	2,900,000	g	Municipality Finance plc	1.125	09/16/19	2,880
	3,075,000	g	Namibia Government International Bond	5.250	10/29/25	2,943
	4,500,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	4,472
	5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	4,925
	4,000,000	g	Nederlandse Waterschapsbank NV	3.125	12/05/22	4,102
EUR	1,075,000	g	Netherlands Government International Bond	0.750	07/15/28	1,287
AUD	500,000		New South Wales Treasury Corp	4.000	05/20/26	402
NZD	1,175,000		New Zealand Government International Bond	2.750	04/15/37	869
	$3,050,000	g	Nigeria Government International Bond	6.500	11/28/27	3,015
	1,550,000	g	Nigeria Government International Bond	7.143	02/23/30	1,551
NOK	26,000,000	g	Norway Government International Bond	2.000	04/26/28	3,129
	$4,000,000		Panama Government International Bond	6.700	01/26/36	5,220
	3,000,000		Panama Government International Bond	4.500	05/15/47	3,164
	1,650,000	g	Paraguay Government International Bond	4.700	03/27/27	1,718
	925,000	g	Paraguay Government International Bond	5.400	03/30/50	969
	6,775,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	6,861
	9,350,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	9,607
PEN	4,860,000	g	Peruvian Government International Bond	8.200	08/12/26	1,759
	$3,000,000		Peruvian Government International Bond	8.750	11/21/33	4,703
	625,000	g	Petroamazonas EP	4.625	11/06/20	612
PHP	45,000,000		Philippine Government International Bond	4.950	01/15/21	854
	$1,000,000		Philippine Government International Bond	3.750	01/14/29	1,045
	1,700,000		Philippine Government International Bond	3.700	03/01/41	1,725
	3,000,000		Philippine Government International Bond	3.700	02/02/42	3,043
PLN	6,600,000		Poland Government International Bond	4.000	10/25/23	1,859
EUR	900,000	g	Portugal Obrigacoes do Tesouro OT	1.950	06/15/29	1,077
	$15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,771
CAD	2,350,000		Province of British Columbia Canada	2.550	06/18/27	1,796
	$20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,723
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,216
	25,000,000		Province of Manitoba Canada	2.125	06/22/26	23,932
	25,000,000		Province of Ontario Canada	3.050	01/29/24	25,557
	22,500,000		Province of Quebec Canada	3.500	07/29/20	22,797
CAD	1,650,000		Province of Quebec Canada	2.750	09/01/27	1,279
	$6,000,000		Province of Quebec Canada	7.500	09/15/29	8,462
	2,000,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,605
	4,200,000	g	Qatar Government International Bond	4.817	03/14/49	4,427
EUR	850,000	g	Republic of Austria Government International Bond	0.750	02/20/28	1,006
PLN	1,400,000		Republic of Poland Government International Bond	2.500	07/25/26	364
PLN	2,750,000		Republic of Poland Government International Bond	2.750	04/25/28	716
	$2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,415
	3,225,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	3,208
	1,500,000	g	Saudi Government International Bond	2.375	10/26/21	1,474
	14,775,000	g	Saudi Government International Bond	4.500	04/17/30	15,533
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,108
	$2,000,000	g	Senegal Government International Bond	6.250	05/23/33	1,922
	2,000,000	g	Senegal Government International Bond	6.750	03/13/48	1,848
RSD	96,000,000		Serbia Treasury Bonds	5.875	02/08/28	979
SGD	2,200,000		Singapore Government International Bond	1.750	04/01/22	1,615
	1,300,000		Singapore Government International Bond	2.625	05/01/28	1,002
	$4,000,000		South Africa Government International Bond	5.875	09/16/25	4,220
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
ZAR	12,200,000		South Africa Government International Bond		10.500%	12/21/26	$933
	15,100,000		South Africa Government International Bond		8.750	01/31/44	946
EUR	2,220,000		Spain Government International Bond		0.400	04/30/22	2,535
	2,550,000	g	Spain Government International Bond		2.750	10/31/24	3,246
	845,000	g	Spain Government International Bond		1.400	07/30/28	983
	1,100,000	g	Spain Government International Bond		1.850	07/30/35	1,257
	1,600,000	g	Spain Government International Bond		2.700	10/31/48	1,972
	$3,000,000	g	Sri Lanka Government International Bond		5.750	01/18/22	2,991
	750,000	g	Sri Lanka Government International Bond		6.850	03/14/24	764
	1,500,000	g	Sri Lanka Government International Bond		6.850	11/03/25	1,509
	4,000,000		Svensk Exportkredit AB		1.750	03/10/21	3,949
SEK	17,700,000	g	Sweden Government International Bond		0.750	11/12/29	1,990
	4,400,000		Sweden Government International Bond		2.250	06/01/32	579
THB	33,000,000		Thailand Government International Bond		2.000	12/17/22	1,041
	23,000,000		Thailand Government International Bond		2.400	12/17/23	734
	48,800,000		Thailand Government International Bond		3.300	06/17/38	1,610
AUD	2,675,000		Treasury Corp of Victoria		3.000	10/20/28	2,025
	$3,500,000		Turkey Government International Bond		3.250	03/23/23	3,096
	3,650,000		Turkey Government International Bond		5.125	02/17/28	3,128
	2,950,000		Turkey Government International Bond		6.875	03/17/36	2,686
	750,000	g	Ukraine Government International Bond		9.750	11/01/28	773
	6,300,000	g	Ukraine Government International Bond		7.375	09/25/32	5,616
GBP	2,375,000		United Kingdom Gilt		1.750	07/22/19	3,103
	2,365,000		United Kingdom Gilt		2.750	09/07/24	3,410
	2,450,000		United Kingdom Gilt		4.750	12/07/30	4,468
	1,000,000		United Kingdom Gilt		4.250	03/07/36	1,861
	900,000		United Kingdom Gilt		1.500	07/22/47	1,159
	975,000		United Kingdom Gilt		1.750	07/22/57	1,381
UYU	20,760,000	g	Uruguay Government International Bond		9.875	06/20/22	615
	$2,352,945		Uruguay Government International Bond		4.375	10/27/27	2,479
UYU	21,800,000	g	Uruguay Government International Bond		8.500	03/15/28	566
			TOTAL FOREIGN GOVERNMENT BONDS				777,136

MORTGAGE BACKED - 17.9%
	7,732,106		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	7,725
	30,562,505		FHLMC		3.500	08/15/43	31,420
	8,596,126		FHLMC		3.000	03/15/44	8,614
	24,007,005		FHLMC		3.500	09/15/44	24,525
	38,331,114	i	FHLMC	LIBOR 1 M + 0.300%	2.784	06/15/48	37,937
	23,956,947	i	FHLMC	LIBOR 1 M + 9.920%	5.946	06/15/48	27,189
	20,292,288	i	FHLMC	LIBOR 1 M + 9.840%	5.866	10/15/48	22,706
	12,826		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	13
	6,228		FGLMC		7.000	05/01/23	7
	10,338,368		FGLMC		3.500	03/01/27	10,588
	22,575		FGLMC		8.000	01/01/31	24
	5,219		FGLMC		7.000	01/01/32	5
	561,115		FGLMC		4.500	07/01/33	594
	3,792,601		FGLMC		7.000	12/01/33	4,353
	1,242,983		FGLMC		4.500	10/01/34	1,316
	733,214		FGLMC		4.500	04/01/35	776
	1,150,462		FGLMC		7.000	05/01/35	1,313
	2,883,080		FGLMC		5.000	06/01/36	3,107
	1,214,949		FGLMC		5.000	07/01/39	1,312
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$152,303		FGLMC	4.500%	12/01/43	$161
95,695		FGLMC	4.500	02/01/44	101
3,776,340		FGLMC	4.500	10/01/44	3,988
1,523,962		FGLMC	4.500	11/01/44	1,609
2,216,287		FGLMC	4.500	11/01/44	2,341
857,902		FGLMC	4.500	12/01/44	900
1,408,023		FGLMC	4.500	12/01/44	1,487
7,271,060		FGLMC	3.500	04/01/45	7,446
844,518		FGLMC	4.500	05/01/45	852
59,049,685		FGLMC	3.500	10/01/45	60,428
35,292,445		FGLMC	4.000	12/01/45	36,899
89,109,282		FGLMC	3.500	08/01/46	91,189
57,662,453	h	FGLMC	3.000	01/01/47	57,434
97,348,451		FGLMC	3.000	02/01/47	96,963
2,876,194		FGLMC	4.500	06/01/47	3,059
5,957,272		FGLMC	4.000	09/01/47	6,171
30,757,550		FGLMC	3.500	03/01/48	31,421
39,078,657		FGLMC	4.000	03/01/48	40,916
19,991,124		FGLMC	4.000	07/01/48	20,943
30,310,309		FGLMC	4.500	08/01/48	32,333
14,535,828		FGLMC	4.500	10/01/48	15,503
17,593,697		FGLMC	3.500	11/01/48	17,973
48,632		Federal National Mortgage Association (FNMA)	8.000	07/01/24	54
11,264		FNMA	9.000	11/01/25	12
19,041,496		FNMA	3.500	02/01/32	19,487
6,336,835		FNMA	3.500	05/01/32	6,502
16,078,857		FNMA	3.500	07/01/32	16,455
2,461,241		FNMA	3.000	11/01/32	2,484
1,595,756		FNMA	3.500	04/01/33	1,633
591,158		FNMA	4.500	10/01/33	625
1,053,253		FNMA	4.500	05/01/35	1,114
6,735,210		FNMA	5.000	05/01/35	7,246
2,998,635		FNMA	5.000	10/01/35	3,227
2,533,663		FNMA	5.000	02/01/36	2,740
4,921,799		FNMA	5.500	11/01/38	5,410
92,515		FNMA	4.500	04/01/39	97
147,427		FNMA	4.500	02/01/40	156
972,368		FNMA	5.000	08/01/40	1,043
5,837,690		FNMA	5.000	09/01/40	6,297
567,983		FNMA	4.500	11/01/40	605
1,026,704		FNMA	4.500	01/01/41	1,095
664,416		FNMA	4.500	02/01/41	709
8,672,841		FNMA	5.000	05/01/41	9,356
980,103		FNMA	4.500	06/01/41	1,045
987,045		FNMA	4.500	06/01/41	1,053
436,610		FNMA	5.000	06/01/41	471
2,706,951		FNMA	5.000	07/01/41	2,919
789,914		FNMA	5.000	08/01/41	852
1,042,486		FNMA	4.500	12/01/41	1,112
1,057,652		FNMA	4.500	01/01/42	1,128
885,395		FNMA	4.500	03/01/42	942
927,140		FNMA	4.500	04/01/42	989
5,752,256		FNMA	4.500	04/01/42	6,082
1,015,030		FNMA	4.500	06/01/42	1,082
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,613,043		FNMA	4.500%	06/01/42	$4,871
853,792		FNMA	4.500	07/01/42	910
7,901,414		FNMA	3.000	04/25/43	7,924
6,794,114		FNMA	4.500	06/01/44	7,142
6,692,035		FNMA	4.500	10/01/44	7,038
12,830,805		FNMA	4.500	11/01/44	13,493
3,820,756		FNMA	4.500	12/01/44	4,018
37,838,231		FNMA	3.000	02/25/45	38,218
8,245,284		FNMA	3.000	02/25/45	8,327
680,214		FNMA	3.500	03/01/45	696
380,275		FNMA	3.500	03/01/45	387
1,546,369		FNMA	4.500	03/01/45	1,625
11,090,420		FNMA	3.000	03/25/45	11,179
640,437		FNMA	4.500	04/01/45	673
30,023,754		FNMA	3.500	04/25/45	30,811
33,510,070		FNMA	3.500	04/25/45	34,351
14,796,395	h	FNMA	3.500	05/01/45	15,150
8,353,925		FNMA	4.000	06/01/45	8,664
68,309,609		FNMA	3.000	12/25/45	68,545
21,305,314		FNMA	3.500	01/01/46	21,790
37,277,000		FNMA	4.000	01/01/46	38,943
1,113,315	h	FNMA	4.000	03/01/46	1,156
18,811,551		FNMA	3.500	06/01/46	19,233
4,423,071		FNMA	3.500	08/01/46	4,503
21,248,365		FNMA	3.500	10/01/46	21,724
28,101,095		FNMA	3.000	11/01/46	27,986
3,314,675	h	FNMA	3.000	12/01/46	3,305
44,890,099		FNMA	3.500	12/01/46	45,619
110,306,660		FNMA	3.500	01/01/47	111,944
2,541,024	h	FNMA	3.000	02/01/47	2,534
1,569,749	h	FNMA	3.000	03/01/47	1,565
8,978,979		FNMA	3.000	04/25/47	9,001
930,550		FNMA	3.500	11/01/47	945
3,214,903		FNMA	3.500	12/01/47	3,265
16,454,302		FNMA	4.500	01/01/48	17,527
14,625,007		FNMA	4.500	02/01/48	15,576
128,400,986		FNMA	3.000	02/25/48	129,095
16,090,981		FNMA	4.000	03/01/48	16,826
63,445,115		FNMA	4.500	03/01/48	67,573
179,068,743		FNMA	4.000	04/01/48	184,890
11,812,967		FNMA	4.500	05/01/48	12,581
8,960,423		FNMA	4.500	05/01/48	9,543
49,398,561	h	FNMA	4.000	08/01/48	50,924
7,345,534	h	FNMA	4.500	08/01/48	7,682
23,431,747		FNMA	5.000	08/01/48	25,382
50,286,247		FNMA	4.500	12/01/48	52,547
25,481,081	h	FNMA	5.000	12/01/48	26,976
13,806,284		Government National Mortgage Association (GNMA)	3.700	10/15/33	14,096
223,087		GNMA	6.000	10/20/36	248
256,800		GNMA	6.000	01/20/37	285
782,638		GNMA	6.000	02/20/37	868
578,402		GNMA	5.000	04/15/38	621
255,936		GNMA	6.000	08/20/38	283
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$479,018	GNMA	6.500%	11/20/38	$545
63,018	GNMA	4.500	02/20/39	67
220,354	GNMA	2.176	05/16/39	219
1,938,502	GNMA	5.000	06/15/39	2,082
1,229,095	GNMA	5.000	06/15/39	1,320
11,204,970	GNMA	3.700	08/15/40	11,456
89,180	GNMA	4.500	08/20/41	95
308,050	GNMA	4.500	09/20/41	327
69,647	GNMA	4.500	01/20/44	74
69,955	GNMA	4.500	02/20/44	74
134,403	GNMA	4.500	05/20/44	143
865,442	GNMA	4.500	05/20/44	919
986,936	GNMA	4.500	08/20/44	1,048
672,980	GNMA	4.500	09/20/44	705
373,475	GNMA	4.500	10/20/44	395
201,114	GNMA	4.500	11/20/44	211
610,821	GNMA	4.500	12/20/44	649
896,839	GNMA	4.500	02/20/45	952
1,162,024	GNMA	4.500	08/20/45	1,234
959,296	GNMA	4.500	08/20/45	1,013
1,033,675	GNMA	4.500	12/20/45	1,097
15,588,936	GNMA	4.000	06/20/46	2,400
48,868,342	GNMA	3.000	12/20/47	49,117
112,194,718	GNMA	3.500	12/20/47	114,728
62,946,734	GNMA	3.000	01/20/48	63,267
68,412,707	GNMA	3.500	01/20/48	69,953
25,265,157	GNMA	4.000	12/20/48	26,105
25,099,284	GNMA	3.500	01/20/49	25,634
	TOTAL MORTGAGE BACKED			2,404,550

MUNICIPAL BONDS - 4.6%
28,410,000	California State University	3.899	11/01/47	28,450
2,975,000	Chicago Housing Authority	3.682	01/01/25	3,081
845,000	City & County of San Francisco CA	3.750	09/01/37	853
2,000,000	City & County of San Francisco CA	4.000	09/01/48	2,003
245,000	City & County of San Francisco CA Community Facilities District	3.264	09/01/25	248
1,000,000	City & County of San Francisco CA Community Facilities District	4.038	09/01/34	1,022
2,950,000	City & County of San Francisco CA Community Facilities District	4.221	09/01/39	3,039
8,725,000	City of Dallas TX Waterworks & Sewer System Revenue	1.217	10/01/19	8,670
5,000,000	City of Dallas TX Waterworks & Sewer System Revenue	1.868	10/01/22	4,900
2,775,000	City of Dallas TX Waterworks & Sewer System Revenue	2.068	10/01/23	2,711
1,350,000	City of Dallas TX Waterworks & Sewer System Revenue	2.389	10/01/25	1,318
3,995,000	City of Los Angeles CA Wastewater System Revenue	4.029	06/01/39	4,141
4,870,000	City of New York NY	3.430	12/01/24	5,078
2,025,000	City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,082
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,575,000		City of San Antonio TX Customer Facility Charge Revenue	4.353%	07/01/25	$1,628
20,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.035	11/01/41	20,349
7,215,000		Commonwealth Financing Authority	3.864	06/01/38	7,330
9,950,000		Commonwealth of Massachusetts	3.277	06/01/46	9,444
1,875,000		County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,843
1,505,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,486
1,500,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,484
2,500,000		County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,565
3,500,000		County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,469
2,250,000		County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,307
4,365,000		County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	4,295
2,375,000		County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,456
2,500,000		County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,456
3,750,000		County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	3,853
3,730,000		County of Miami-Dade FL Aviation Revenue	3.732	10/01/37	3,674
3,900,000		County of Miami-Dade FL Aviation Revenue	3.982	10/01/41	3,904
9,160,000		County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	9,452
7,890,000		Denver City & County School District No	4.242	12/15/37	8,597
39,400,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	39,608
11,200,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	11,188
5,080,000		Illinois Finance Authority	3.944	08/15/47	5,063
5,265,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,233
2,350,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,295
1,000,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	983
4,805,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,705
2,560,000		Michigan Finance Authority	1.941	11/01/21	2,503
3,000,000		Michigan Finance Authority	2.244	11/01/22	2,942
500,000		New Jersey Economic Development Authority	3.300	06/15/19	500
570,000		New Jersey Economic Development Authority	3.500	06/15/20	571
500,000		New Jersey Economic Development Authority	3.700	06/15/21	504
1,110,000		New Jersey Economic Development Authority	3.800	07/01/22	1,115
870,000		New York City Housing Development Corp	3.403	05/01/22	891
750,000		New York City Housing Development Corp	3.453	11/01/22	772
1,360,000		New York City Housing Development Corp	3.523	05/01/23	1,404
1,815,000		New York City Housing Development Corp	3.573	11/01/23	1,881
1,000,000		New York City Housing Development Corp	3.650	05/01/24	1,040
5,680,000		New York State Dormitory Authority	3.998	07/01/39	5,810
10,605,000		New York State Dormitory Authority	4.294	07/01/44	10,957
6,000,000		New York State Dormitory Authority	3.879	07/01/46	6,005
855,000		Oklahoma City Economic Development Trust	3.172	09/01/21	866
1,120,000		Oklahoma City Economic Development Trust	3.222	09/01/22	1,141
810,000		Oklahoma City Economic Development Trust	3.440	09/01/24	835
2,350,000	h	Oregon State Lottery	2.505	04/01/24	2,346
3,500,000		Palm Beach County Solid Waste Authority	2.083	10/01/21	3,465
4,720,000		Permanent University Fund	1.880	07/01/19	4,712
2,320,000		Permanent University Fund	2.258	07/01/20	2,314
2,160,000		Permanent University Fund	2.408	07/01/21	2,158
2,750,000		Permanent University Fund	2.508	07/01/22	2,757
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,855,000	Permanent University Fund	2.608%	07/01/23	$2,870
3,250,000	Permanent University Fund	2.708	07/01/24	3,276
2,335,000	Permanent University Fund	2.808	07/01/25	2,358
3,775,000	Permanent University Fund	2.908	07/01/26	3,820
4,000,000	Permanent University Fund	3.008	07/01/27	4,061
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,020
3,400,000	Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	3,458
1,500,000	Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,530
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,022
7,500,000	Port of Morrow OR	1.582	09/01/20	7,392
2,075,000	Port of Morrow OR	1.782	09/01/21	2,035
4,355,000	Public Finance Authority	4.269	07/01/40	4,575
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	974
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	977
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,216
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,732
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,542
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	675
900,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	865
6,000,000	San Francisco City & County Airport Comm-San Francisco International Airport	3.046	05/01/22	6,083
6,360,000	San Jose Redevelopment Agency	3.375	08/01/34	6,355
335,000	Santa Ana Community Redevelopment Agency Successor Agency	3.346	09/01/21	341
1,340,000	Santa Ana Community Redevelopment Agency Successor Agency	3.467	09/01/22	1,379
1,340,000	Santa Ana Community Redevelopment Agency Successor Agency	3.567	09/01/23	1,393
13,060,000	State of California	4.600	04/01/38	13,914
3,060,000	State of Georgia	2.000	07/01/20	3,043
3,215,000	State of Georgia	2.150	07/01/21	3,184
3,465,000	State of Georgia	1.910	02/01/23	3,384
3,905,000	State of Georgia	2.750	07/01/25	3,907
4,100,000	State of Georgia	2.850	07/01/26	4,104
4,305,000	State of Georgia	2.950	07/01/27	4,306
4,520,000	State of Georgia	3.050	07/01/28	4,533
3,245,000	State of Georgia	3.150	07/01/29	3,263
7,500,000	State of Illinois	2.000	06/15/19	7,482
7,160,000	State of Illinois	5.463	02/01/20	7,300
12,500,000	State of Illinois	1.930	06/15/20	12,316
12,500,000	State of Illinois	2.250	06/15/21	12,245
12,500,000	State of Illinois	3.150	06/15/26	12,126
12,500,000	State of Illinois	3.250	06/15/27	12,002
20,150,000	State of Illinois	5.100	06/01/33	19,800
20,000,000	State of Michigan	1.579	11/01/20	19,744
13,000,000	State of Michigan	1.779	11/01/21	12,787
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$7,000,000	State of Michigan	1.966%	11/01/22	$6,878
9,700,000	State of Oregon Department of Administrative Services	4.103	05/01/39	9,986
9,900,000	State of Wisconsin	3.154	05/01/27	9,955
7,000,000	The Ohio State University	3.798	12/01/46	7,238
6,000,000	University of California	2.570	05/15/22	6,015
10,230,000	University of California	4.601	05/15/31	11,417
17,045,000	University of California	3.931	05/15/45	17,463
21,000,000	University of Chicago	4.151	10/01/45	20,445
20,000,000	University of New Mexico	3.532	06/20/32	20,283
500,000	Utah Municipal Power Agency	1.630	07/01/19	498
835,000	Utah Municipal Power Agency	1.823	07/01/20	824
500,000	Utah Municipal Power Agency	2.023	07/01/21	491
1,750,000	Utah Municipal Power Agency	2.262	07/01/22	1,717
1,500,000	Utah Municipal Power Agency	2.512	07/01/23	1,479
2,160,000	Virginia Port Authority	4.228	07/01/36	2,208
390,000	Washington Convention & Sports Authority	3.969	10/01/30	409
	TOTAL MUNICIPAL BONDS			623,447

U.S. TREASURY SECURITIES - 15.2%
65,602,000	United States Treasury Bond	4.500	02/15/36	83,189
4,500,000	United States Treasury Bond	4.750	02/15/37	5,913
47,000,000	United States Treasury Bond	3.500	02/15/39	53,349
11,900,000	United States Treasury Bond	3.875	08/15/40	14,200
19,135,000	United States Treasury Bond	4.375	05/15/41	24,452
16,434,000	United States Treasury Bond	3.750	08/15/41	19,268
56,375,000	United States Treasury Bond	3.625	08/15/43	64,913
35,680,000	United States Treasury Bond	3.000	05/15/45	37,096
81,710,000	United States Treasury Bond	2.875	08/15/45	82,990
102,850,000	United States Treasury Bond	2.500	05/15/46	96,896
1,075,000	United States Treasury Bond	3.000	05/15/47	1,117
58,160,000	United States Treasury Bond	2.750	11/15/47	57,460
6,655,000	United States Treasury Bond	3.000	02/15/48	6,902
41,095,000	United States Treasury Bond	3.125	05/15/48	43,678
85,945,000	United States Treasury Bond	3.000	08/15/48	89,175
128,220,000	United States Treasury Bond	3.375	11/15/48	143,030
1,195,000	United States Treasury Note	0.875	04/15/19	1,194
5,400,000	United States Treasury Note	1.250	04/30/19	5,394
3,115,000	United States Treasury Note	1.250	05/31/19	3,109
30,000,000	United States Treasury Note	1.250	06/30/19	29,907
50,000,000	United States Treasury Note	0.750	07/15/19	49,750
61,725,000	United States Treasury Note	1.375	07/31/19	61,506
34,700,000	United States Treasury Note	1.250	08/31/19	34,524
1,680,000	United States Treasury Note	1.500	10/31/19	1,671
14,075,000	United States Treasury Note	2.250	02/29/20	14,057
4,065,000	United States Treasury Note	1.625	03/15/20	4,035
5,340,000	United States Treasury Note	2.250	03/31/20	5,332
51,445,000	United States Treasury Note	2.375	04/30/20	51,433
1,600,000	United States Treasury Note	1.500	05/15/20	1,584
76,920,000	United States Treasury Note	2.500	05/31/20	77,025
21,800,000	United States Treasury Note	1.625	07/31/20	21,584
39,810,000	United States Treasury Note	1.375	09/15/20	39,267
3,200,000	United States Treasury Note	2.500	12/31/20	3,210
825,000	United States Treasury Note	2.125	01/31/21	822
349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$9,925,000		United States Treasury Note	2.500%	01/31/21	$9,961
12,589,300		United States Treasury Note	1.125	02/28/21	12,315
10,470,000		United States Treasury Note	2.000	02/28/21	10,412
11,550,000		United States Treasury Note	2.500	02/28/21	11,596
10,385,000		United States Treasury Note	1.375	04/30/21	10,197
3,240,000		United States Treasury Note	2.250	04/30/21	3,238
50,565,000		United States Treasury Note	2.625	05/15/21	50,929
1,040,000		United States Treasury Note	1.375	05/31/21	1,021
16,465,000		United States Treasury Note	2.000	05/31/21	16,371
37,305,000		United States Treasury Note	2.625	06/15/21	37,605
1,730,000		United States Treasury Note	2.125	06/30/21	1,725
83,210,000		United States Treasury Note	2.500	02/15/22	83,844
56,590,000		United States Treasury Note	2.375	03/15/22	56,855
6,710,000		United States Treasury Note	1.750	03/31/22	6,619
5,725,000		United States Treasury Note	1.750	04/30/22	5,644
3,200,000		United States Treasury Note	2.000	07/31/22	3,177
27,530,000		United States Treasury Note	2.625	02/28/23	27,940
148,834,000		United States Treasury Note	2.750	04/30/23	151,828
126,842,000		United States Treasury Note	2.750	05/31/23	129,458
12,173,000		United States Treasury Note	2.875	11/30/23	12,522
655,000		United States Treasury Note	2.625	12/31/23	666
35,505,000		United States Treasury Note	2.375	02/29/24	35,756
1,075,000		United States Treasury Note	2.625	03/31/25	1,095
2,685,000		United States Treasury Note	2.875	05/31/25	2,774
4,895,000		United States Treasury Note	2.750	06/30/25	5,024
40,000,000		United States Treasury Note	2.500	02/28/26	40,475
27,625,000		United States Treasury Note	2.750	02/15/28	28,439
17,110,000		United States Treasury Note	2.625	02/15/29	17,443
47,375,000		United States Treasury Note	3.000	02/15/49	49,183
		TOTAL U.S. TREASURY SECURITIES			2,053,144

		TOTAL GOVERNMENT BONDS			6,171,341
		(Cost $6,109,612)

STRUCTURED ASSETS - 19.4%

ASSET BACKED - 9.1%
11,450,000		Ally Auto Receivables Trust	2.100	03/15/22	11,369
		Series - 2017 2 (Class A4)
742,295		AmeriCredit Automobile Receivables Trust	2.400	01/08/21	742
		Series - 2015 2 (Class C)
803,254		AmeriCredit Automobile Receivables Trust	1.460	05/10/21	802
		Series - 2016 3 (Class A3)
12,805,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	12,854
		Series - 2015 3 (Class D)
3,632,324		AmeriCredit Automobile Receivables Trust	1.870	08/18/21	3,621
		Series - 2017 1 (Class A3)
5,000,000		AmeriCredit Automobile Receivables Trust	1.900	03/18/22	4,972
		Series - 2017 3 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust	2.740	12/08/22	5,475
		Series - 2016 4 (Class D)
7,900,000	g	Applebee’s Funding LLC	4.277	09/05/44	7,934
		Series - 2014 1 (Class A2)
350

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$74,236	†,g	Asset Backed Funding Corp NIM Trust		5.900%	07/26/35	$0	^
		Series - 2005 WMC1 (Class N1)
8,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.450	03/20/23	8,085
		Series - 2019 1A (Class A)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	12,013
		Series - 2017 1A (Class A)
32,000,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	31,896
		Series - 2017 2A (Class A)
4,745,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	3.146	02/28/41	4,648
		Series - 2006 A (Class M3)
6,537,000	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	3.156	04/25/36	6,481
		Series - 2006 SD1 (Class M1)
5,250,000		Capital Auto Receivables Asset Trust		1.690	03/20/21	5,230
		Series - 2016 3 (Class A4)
8,000,000	g	Capital Automotive REIT		3.660	10/15/44	8,006
		Series - 2014 1A (Class A)
6,865,833	g	Capital Automotive REIT		3.870	04/15/47	6,914
		Series - 2017 1A (Class A1)
5,800,000		Capital One Multi-Asset Execution Trust		2.430	01/15/25	5,777
		Series - 2017 A3 (Class A3)
3,875,000		CarMax Auto Owner Trust		2.150	03/15/21	3,866
		Series - 2015 2 (Class B)
2,640,000		CarMax Auto Owner Trust		2.390	03/15/21	2,635
		Series - 2015 2 (Class C)
5,500,000		CarMax Auto Owner Trust		1.970	04/15/22	5,465
		Series - 2017 3 (Class A3)
2,850,000		CarMax Auto Owner Trust		2.250	09/15/22	2,825
		Series - 2017 2 (Class A4)
4,100,000		CarMax Auto Owner Trust		2.330	05/15/23	4,072
		Series - 2017 4 (Class A4)
1,796,002	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.566	07/25/36	1,768
		Series - 2006 CB6 (Class A1)
428,194	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	408
		Series - 2004 2 (Class 1M2)
369,306		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	376
		Series - 2002 1 (Class AF6)
4,250,000		CNH Equipment Trust		2.930	12/15/21	4,256
		Series - 2018 B (Class A2)
9,500,000		CNH Equipment Trust		2.170	04/17/23	9,403
		Series - 2017 B (Class A4)
31,490,000		CNH Equipment Trust		2.360	11/15/24	31,154
		Series - 2017 C (Class A4)
2,000,000		CNH Equipment Trust		3.300	04/15/25	2,036
		Series - 2018 A (Class A4)
4,850,000		CNH Equipment Trust		3.220	01/15/26	4,913
		Series - 2019 A (Class A4)
1,892,067	g	DaimlerChrysler Capital Auto Receivables Trust		1.640	07/15/21	1,886
		Series - 2016 BA (Class A3)
351

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$19,680,000	g	DB Master Finance LLC	3.980%	02/20/45	$19,654
		Series - 2015 1A (Class A2II)
20,870,813	g	DB Master Finance LLC	3.629	11/20/47	20,885
		Series - 2017 1A (Class A2I)
4,800,000	g,h	DB Master Finance LLC	3.787	05/20/49	4,831
		Series - 2019 1A (Class A2I)
8,310,000	g,h	DB Master Finance LLC	4.021	05/20/49	8,373
		Series - 2019 1A (Class A2II)
3,350,000	g,h	DB Master Finance LLC	4.352	05/20/49	3,388
		Series - 2019 1A (Class A23)
5,000,000		Discover Card Execution Note Trust	2.390	07/15/24	4,977
		Series - 2017 A2 (Class A2)
2,431,250	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	2,509
		Series - 2015 1A (Class A2II)
54,248,875	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	53,592
		Series - 2017 1A (Class A2II)
13,547,625	g	Domino’s Pizza Master Issuer LLC	4.116	07/25/48	13,752
		Series - 2018 1A (Class A2I)
1,557,167		Ford Credit Auto Lease Trust	1.880	04/15/20	1,556
		Series - 2017 A (Class A3)
18,000,000	g	Ford Credit Auto Owner Trust	2.150	07/15/26	17,905
		Series - 2015 1 (Class A)
17,400,000	g	Ford Credit Auto Owner Trust	2.440	01/15/27	17,328
		Series - 2015 2 (Class A)
16,500,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	16,232
		Series - 2016 2 (Class A)
12,000,000	g	Ford Credit Auto Owner Trust	2.620	08/15/28	11,926
		Series - 2017 1 (Class A)
27,050,000	g	Ford Credit Auto Owner Trust	2.360	03/15/29	26,612
		Series - 2017 2 (Class A)
3,500,000		Ford Credit Floorplan Master Owner Trust	2.070	05/15/22	3,474
		Series - 2017 1 (Class A1)
5,000,000		Ford Credit Floorplan Master Owner Trust	2.390	08/15/22	4,979
		Series - 2015 5 (Class A)
7,000,000		Ford Credit Floorplan Master Owner Trust	2.480	09/15/24	6,953
		Series - 2017 3 (Class A)
750,000	g,i	FREMF Mortgage Trust	4.019	03/25/49	765
		Series - 2016 K53 (Class B)
7,360,706		GM Financial Automobile Leasing Trust	2.890	09/21/20	7,367
		Series - 2018 3 (Class A2A)
6,000,000	g	GM Financial Consumer Automobile Receivables Trust	2.130	03/16/23	5,937
		Series - 2017 3A (Class A4)
7,000,000	g	GMF Floorplan Owner Revolving Trust	2.130	07/15/20	6,939
		Series - 2017 2 (Class A1)
3,500,000	g	GMF Floorplan Owner Revolving Trust	1.960	05/17/21	3,497
		Series - 2016 1 (Class A1)
2,950,000	g	GMF Floorplan Owner Revolving Trust	2.220	01/18/22	2,936
		Series - 2017 1 (Class A1)
750,258	g	HERO Funding Trust	3.280	09/20/48	741
		Series - 2017 2A (Class A1)
1,500,515	g	HERO Funding Trust	4.070	09/20/48	1,527
		Series - 2017 2A (Class A2)
5,250,000	g	Hertz Vehicle Financing II LP	3.710	03/25/23	5,316
		Series - 2019 1A (Class A)
15,500,000	g	Hertz Vehicle Financing II LP	3.290	02/25/24	15,436
		Series - 2018 1A (Class A)
352

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$11,875,000	g	Hertz Vehicle Financing LLC		2.270%	07/25/20	$11,850
		Series - 2016 3A (Class A)
10,000,000	g	Hertz Vehicle Financing LLC		4.030	07/25/24	10,252
		Series - 2018 3A (Class A)
6,529,991	g	Hilton Grand Vacations Trust		2.660	12/26/28	6,480
		Series - 2017 AA (Class A)
5,632,117	g	Hilton Grand Vacations Trust		2.960	12/26/28	5,552
		Series - 2017 AA (Class B)
2,773,537	g	Hilton Grand Vacations Trust		4.000	02/25/32	2,810
		Series - 2018 AA (Class C)
7,100,000	g	Houston Galleria Mall Trust		3.087	03/05/37	7,084
		Series - 2015 HGLR (Class A1A2)
1,750,000	g	Hyundai Auto Lease Securitization Trust		2.120	02/16/21	1,744
		Series - 2017 C (Class A3)
3,750,000	g	Hyundai Auto Lease Securitization Trust		2.210	09/15/21	3,731
		Series - 2017 C (Class A4)
779,725	i	Irwin Home Equity Corp	LIBOR 1 M + 0.760%	3.246	02/25/34	773
		Series - 2005 A (Class A3)
7,835,645	g	JG Wentworth XXII LLC		3.820	12/15/48	7,993
		Series - 2010 3A (Class A)
6,700,000		John Deere Owner Trust		2.110	07/15/24	6,638
		Series - 2017 B (Class A4)
5,834,648	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 1.050%	3.266	12/27/33	5,829
		Series - 2004 NC1 (Class M1)
2,820,291	g	MVW Owner Trust		2.520	12/20/32	2,791
		Series - 2015 1A (Class A)
7,369,434	g	MVW Owner Trust		2.420	12/20/34	7,229
		Series - 2017 1A (Class A)
7,536,781	g	MVW Owner Trust		3.450	01/21/36	7,644
		Series - 2018 1A (Class A)
2,500,000	g,i	Natixis Commercial Mortgage Securities Trust		3.790	11/15/32	2,521
		Series - 2018 285M (Class C)
4,400,000	g	Navient Student Loan Trust		3.390	12/15/59	4,400
		Series - 2019 BA (Class A2A)
2,061,389	g	Orange Lake Timeshare Trust		3.100	11/08/30	2,068
		Series - 2018 A (Class A)
2,000,000	g	Palisades Center Trust		3.357	04/13/33	1,960
		Series - 2016 PLSD (Class B)
14,427,500	g	Planet Fitness Master Issuer LLC		4.262	09/05/48	14,660
		Series - 2018 1A (Class A2I)
4,975,000	g	Planet Fitness Master Issuer LLC		4.666	09/05/48	5,134
		Series - 2018 1A (Class A2II)
2,325,000	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		5.000	03/27/33	2,313
		Series - 2018 NPL2 (Class A2)
3,080,461	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.125	08/25/33	3,098
		Series - 2018 NPL3 (Class A1)
4,831,656	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.213	07/25/60	4,848
		Series - 2019 NPL1 (Class A1)
1,540,000	i	RASC	LIBOR 1 M + 0.590%	3.080	08/25/35	1,538
		Series - 2005 KS8 (Class M4)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	1,982
		Series - 2013 SMV (Class B)
353

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$16,467	i	Renaissance Home Equity Loan Trust	LIBOR 1 M + 0.880%	3.366%	08/25/33	$16
		Series - 2003 2 (Class A)
1,691,189		Santander Drive Auto Receivables Trust		1.870	06/15/21	1,690
		Series - 2017 3 (Class A3)
8,920,000		Santander Drive Auto Receivables Trust		2.970	07/15/21	8,923
		Series - 2018 5 (Class A2A)
96,461		Santander Drive Auto Receivables Trust		2.740	12/15/21	96
		Series - 2015 5 (Class C)
5,325,000		Santander Drive Auto Receivables Trust		3.190	03/15/22	5,349
		Series - 2018 5 (Class A3)
6,000,000		Santander Drive Auto Receivables Trust		2.800	08/15/22	5,994
		Series - 2016 3 (Class D)
8,000,000		Santander Drive Auto Receivables Trust		3.170	04/17/23	8,007
		Series - 2017 1 (Class D)
4,250,000		Santander Drive Auto Receivables Trust		3.210	09/15/23	4,269
		Series - 2019 1 (Class B)
12,500,000	g	Santander Retail Auto Lease Trust		2.370	01/20/22	12,431
		Series - 2017 A (Class A4)
1,931,810	g	Sierra Receivables Funding Co LLC		2.400	03/22/32	1,923
		Series - 2015 1A (Class A)
12,174,909	g	Sierra Receivables Funding Co LLC		2.910	03/20/34	12,074
		Series - 2017 1A (Class A)
5,612,524	g	Sierra Receivables Funding Co LLC		3.200	03/20/34	5,585
		Series - 2017 1A (Class B)
2,446,952	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	2,434
		Series - 2015 3A (Class A)
2,951,562	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	2,942
		Series - 2015 3A (Class B)
1,553,241	g	Sierra Timeshare Receivables Funding LLC		3.080	03/21/33	1,551
		Series - 2016 1A (Class A)
5,030,546	g	Sierra Timeshare Receivables Funding LLC		2.330	07/20/33	4,961
		Series - 2016 2A (Class A)
801,042	g	Sierra Timeshare Receivables Funding LLC		2.780	07/20/33	791
		Series - 2016 2A (Class B)
3,624,877	g	Sierra Timeshare Receivables Funding LLC		2.430	10/20/33	3,604
		Series - 2016 3A (Class A)
2,148,075	g	Sierra Timeshare Receivables Funding LLC		2.630	10/20/33	2,117
		Series - 2016 3A (Class B)
5,627,748	g	Sierra Timeshare Receivables Funding LLC		3.500	06/20/35	5,696
		Series - 2018 2A (Class A)
6,829,259	g	Sierra Timeshare Receivables Funding LLC		4.170	09/20/35	6,967
		Series - 2018 3A (Class C)
8,650,000	g	Sierra Timeshare Receivables Funding LLC		3.200	01/20/36	8,704
		Series - 2019 1A (Class A)
10,000,000	g	Sierra Timeshare Receivables Funding LLC		3.770	01/20/36	10,059
		Series - 2019 1A (Class C)
1,648,348	g	SLM Student Loan Trust		3.740	02/15/29	1,650
		Series - 2011 B (Class A2)
3,032,600	g	SMB Private Education Loan Trust		2.490	06/15/27	3,011
		Series - 2015 A (Class A2A)
6,646,208	g	SMB Private Education Loan Trust		2.750	07/15/27	6,634
		Series - 2015 C (Class A2A)
10,185,566	g	SMB Private Education Loan Trust		2.430	02/17/32	10,023
		Series - 2016 B (Class A2A)
354

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$15,564,821	g	SMB Private Education Loan Trust		2.880%	09/15/34	$15,375
		Series - 2017 A (Class A2A)
15,250,000	g	SMB Private Education Loan Trust		2.820	10/15/35	15,087
		Series - 2017 B (Class A2A)
5,000,000	g	SMB Private Education Loan Trust		3.500	02/15/36	5,099
		Series - 2018 A (Class A2A)
8,260,353	g	Sofi Professional Loan Program LLC		3.120	02/25/48	8,283
		Series - 2018 D (Class A1FX)
5,500,000	g	Sofi Professional Loan Program LLC		3.690	06/15/48	5,654
		Series - 2019 A (Class A2FX)
15,090,769	g	SoFi Professional Loan Program LLC		2.340	04/25/33	14,820
		Series - 2016 D (Class A2B)
15,041,792	g	SoFi Professional Loan Program LLC		2.490	01/25/36	14,898
		Series - 2016 E (Class A2B)
2,411,451	g	SoFi Professional Loan Program LLC		2.760	12/26/36	2,395
		Series - 2016 A (Class A2)
439,465	g	SoFi Professional Loan Program LLC		1.550	03/26/40	438
		Series - 2017 A (Class A2A)
4,925,000	g	SoFi Professional Loan Program LLC		2.400	03/26/40	4,836
		Series - 2017 A (Class A2B)
3,839,575	g	SoFi Professional Loan Program LLC		1.830	05/25/40	3,824
		Series - 2017 B (Class A1FX)
13,050,000	g	SoFi Professional Loan Program LLC		2.740	05/25/40	12,924
		Series - 2017 B (Class A2FX)
4,000,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	3,928
		Series - 2017 C (Class A2B)
10,556,000	g	SoFi Professional Loan Program LLC		2.720	11/26/40	10,437
		Series - 2017 E (Class A2B)
13,500,000	g	SoFi Professional Loan Program LLC		2.840	01/25/41	13,422
		Series - 2017 F (Class A2FX)
21,000,000	g	SoFi Professional Loan Program LLC		2.950	02/25/42	20,900
		Series - 2018 A (Class A2B)
3,361,159	g	SolarCity LMC		4.590	04/20/44	3,427
		Series - 2014 1 (Class A)
25,995,043	g	SpringCastle America Funding LLC		3.050	04/25/29	25,962
		Series - 2016 AA (Class A)
3,000,000	g	SpringCastle America Funding LLC		4.100	10/25/33	3,049
		Series - 2016 AA (Class B)
520,007	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	3.386	09/25/34	516
		Series - 2004 8 (Class M1)
992,368	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	3.486	09/25/34	987
		Series - 2004 8 (Class A9)
14,000,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	13,961
		Series - 2017 2 (Class A)
14,513,625	g	Taco Bell Funding LLC		4.318	11/25/48	14,933
		Series - 2018 1A (Class A2I)
8,645,258	g	Tesla Auto Lease Trust		3.710	08/20/21	8,744
		Series - 2018 B (Class A)
7,339,648	g	TLF National Tax Lien Trust		3.090	12/15/29	7,287
		Series - 2017 1A (Class A)
12,548,000		UBS Commercial Mortgage Trust		3.256	06/15/50	12,659
		Series - 2017 C1 (Class ASB)
2,000,000		UBS Commercial Mortgage Trust		3.366	10/15/50	2,027
		Series - 2017 C4 (Class ASB)
355

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$23,465,000	g	Verizon Owner Trust		2.060%	09/20/21	$23,392
		Series - 2017 1A (Class A)
21,500,000	g	Verizon Owner Trust		1.920	12/20/21	21,380
		Series - 2017 2A (Class A)
49,400,000		Verizon Owner Trust		3.230	04/20/23	50,001
		Series - 2018 A (Class A1A)
5,853,618	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	5,832
		Series - 2017 NPL9 (Class A1)
1,108,321	g	VOLT LXV LLC (Step Bond)		3.750	04/25/48	1,105
		Series - 2018 NPL1 (Class A1)
7,474,315	g	VOLT LXXIII LLC (Step Bond)		4.458	10/25/48	7,524
		Series - 2018 NPL9 (Class A1A)
5,941,464	g	VOLT LXXV LLC (Step Bond)		4.336	01/25/49	5,986
		Series - 2019 NPL1 (Class A1A)
7,427,493	g	VOLT LXXV LLC (Step Bond)		3.967	02/25/49	7,437
		Series - 2019 NPL2 (Class A1)
5,500,000	g	VOLT LXXV LLC (Step Bond)		3.967	03/25/49	5,506
		Series - 2019 NPL3 (Class A1)
1,890,000	g	Vornado DP LLC		5.280	09/13/28	1,932
		Series - 2010 VNO (Class C)
122,380	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.846	05/25/35	122
		Series - 2005 SD1 (Class A)
41,968,750	g	Wendys Funding LLC		3.573	03/15/48	41,375
		Series - 2018 1A (Class A2I)
2,468,750	g	Wendys Funding LLC		3.884	03/15/48	2,434
		Series - 2018 1A (Class A2II)
3,000,000		World Financial Network Credit Card Master Trust		2.030	04/15/25	2,952
		Series - 2016 A (Class A)
17,800,000		World Omni Auto Receivables Trust		3.010	04/15/22	17,851
		Series - 2018 D (Class A2A)
3,000,000		World Omni Auto Receivables Trust		2.240	06/15/23	2,982
		Series - 2017 A (Class A4)
9,000,000		World Omni Auto Receivables Trust		2.250	10/16/23	8,885
		Series - 2017 B (Class A4)
7,300,000		World Omni Auto Receivables Trust		3.330	04/15/24	7,436
		Series - 2018 D (Class A3)
1,341,536		World Omni Automobile Lease Securitization Trust		1.610	01/15/22	1,341
		Series - 2016 A (Class A4)
		TOTAL ASSET BACKED				1,233,037

OTHER MORTGAGE BACKED - 10.3%
25,000,000	g,i	20 TSQ GROUNDCO LLC		3.100	05/15/35	23,872
		Series - 2018 20TS (Class E)
3,300,754	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	3,272
		Series - 2014 3 (Class A13)
9,226,499	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	9,068
		Series - 2015 6 (Class A9)
1,015,895	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	2.986	06/25/34	1,012
		Series - 2004 8CB (Class M1)
154,577	g,i	Banc of America Commercial Mortgage Trust		5.678	02/10/51	157
		Series - 2007 4 (Class E)
356

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,575,633	i	Banc of America Commercial Mortgage Trust	5.763%	02/10/51	$3,371
		Series - 2007 5 (Class AJ)
2,000,000	†,g,i	Banc of America Commercial Mortgage Trust	6.038	02/10/51	308
		Series - 2007 5 (Class B)
5,000,000		BANK	3.265	09/15/60	5,049
		Series - 2017 BNK7 (Class ASB)
3,850,000	g	BBCMS Mortgage Trust	3.821	09/05/32	3,868
		Series - 2013 TYSN (Class C)
1,500,000	g,i	BBCMS Mortgage Trust	4.267	08/05/38	1,325
		Series - 2018 CHRS (Class E)
15,000,000		BBCMS Mortgage Trust	3.488	02/15/50	15,322
		Series - 2017 C1 (Class ASB)
6,102,000	g	BWAY Mortgage Trust	2.917	01/10/35	6,070
		Series - 2015 1740 (Class A)
2,500,000	g	BWAY Mortgage Trust	3.342	01/10/35	2,483
		Series - 2015 1740 (Class C)
7,698,000		CCUBS Commercial Mortgage Trust	3.462	11/15/50	7,905
		Series - 2017 C1 (Class ASB)
1,000,000		CD Commercial Mortgage Trust	3.453	02/10/50	1,025
		Series - 2017 CD3 (Class AAB)
5,167,000		CD Mortgage Trust	2.622	08/10/49	5,112
		Series - 2016 CD1 (Class ASB)
9,000,000		CD Mortgage Trust	2.926	08/10/49	8,680
		Series - 2016 CD1 (Class AM)
5,000,000		CD Mortgage Trust	3.220	08/15/50	5,025
		Series - 2017 CD5 (Class AAB)
962,807		CFCRE Commercial Mortgage Trust	3.121	05/10/58	965
		Series - 2016 C4 (Class AHR)
4,000,000	g	CGBAM Commercial Mortgage Trust	3.768	04/10/28	4,032
		Series - 2015 SMRT (Class D)
5,300,000		CGMS Commercial Mortgage Trust	3.243	08/15/50	5,355
		Series - 2017 B1 (Class AAB)
2,560,746	i	CHL Mortgage Pass-Through Trust	4.263	02/20/35	2,576
		Series - 2004 HYB9 (Class 1A1)
4,092,000		Citigroup Commercial Mortgage Trust	3.371	10/10/47	4,155
		Series - 2014 GC25 (Class AAB)
3,000,000	i	Citigroup Commercial Mortgage Trust	4.143	04/10/48	3,016
		Series - 2015 GC29 (Class C)
2,243,593		Citigroup Commercial Mortgage Trust	1.506	05/10/49	2,216
		Series - 2016 C1 (Class A1)
6,500,000		Citigroup Commercial Mortgage Trust	3.003	05/10/49	6,531
		Series - 2016 C1 (Class AAB)
6,765,000		Citigroup Commercial Mortgage Trust	3.764	10/12/50	6,936
		Series - 2017 C4 (Class AS)
5,000,000	g	COMM Mortgage Trust	3.244	10/10/29	5,041
		Series - 2017 PANW (Class A)
3,750,000		COMM Mortgage Trust	2.853	10/15/45	3,727
		Series - 2012 CR4 (Class A3)
4,000,000	g	COMM Mortgage Trust	3.397	03/10/46	3,956
		Series - 2013 CR6 (Class B)
3,359,721	g,i	COMM Mortgage Trust	3.961	06/10/46	3,441
		Series - 2013 CR8 (Class B)
4,325,000	g,i	COMM Mortgage Trust	4.793	08/10/46	4,573
		Series - 2013 CR10 (Class B)
357

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$4,780,000	g,i	COMM Mortgage Trust		4.793%	08/10/46	$4,984
		Series - 2013 CR10 (Class C)
8,500,000	i	COMM Mortgage Trust		4.691	02/10/47	9,078
		Series - 2014 CR15 (Class B)
4,150,000		COMM Mortgage Trust		3.691	03/10/47	4,297
		Series - 2014 UBS2 (Class A4)
1,933,333		COMM Mortgage Trust		4.199	03/10/47	2,002
		Series - 2014 UBS2 (Class AM)
1,843,000	i	COMM Mortgage Trust		4.731	07/15/47	1,904
		Series - 2014 CR18 (Class C)
1,500,000	i	COMM Mortgage Trust		4.714	08/10/47	1,554
		Series - 2014 CR19 (Class C)
14,331,817		COMM Mortgage Trust		3.917	10/10/47	14,987
		Series - 2014 LC17 (Class A5)
1,185,000	i	COMM Mortgage Trust		4.490	10/10/47	1,234
		Series - 2014 LC17 (Class B)
100,694		COMM Mortgage Trust		1.399	02/10/48	100
		Series - 2015 LC19 (Class A1)
3,132,775	i	COMM Mortgage Trust		3.603	03/10/48	3,151
		Series - 2015 CR22 (Class AM)
1,000,000	i	COMM Mortgage Trust		3.926	03/10/48	1,011
		Series - 2015 CR22 (Class B)
1,805,000	i	COMM Mortgage Trust		4.118	03/10/48	1,845
		Series - 2015 CR22 (Class C)
5,500,000	g,i	COMM Mortgage Trust		3.685	05/10/48	5,530
		Series - 2015 CR23 (Class CMB)
8,150,000		COMM Mortgage Trust		3.801	05/10/48	8,347
		Series - 2015 CR23 (Class AM)
4,000,000	i	COMM Mortgage Trust		4.183	05/10/48	4,116
		Series - 2015 CR23 (Class B)
2,530,000	i	COMM Mortgage Trust		4.252	05/10/48	2,598
		Series - 2015 CR23 (Class C)
4,900,000		COMM Mortgage Trust		3.421	07/10/48	5,003
		Series - 2015 LC21 (Class ASB)
4,800,000		COMM Mortgage Trust		3.696	08/10/48	4,967
		Series - 2015 CR24 (Class A5)
3,685,000	i	COMM Mortgage Trust		4.379	08/10/48	3,866
		Series - 2015 CR24 (Class B)
8,212,000	i	COMM Mortgage Trust		4.361	10/10/48	8,591
		Series - 2015 CR27 (Class B)
1,078,344		COMM Mortgage Trust		3.651	02/10/49	1,099
		Series - 2016 CR28 (Class AHR)
776,868		COMM Mortgage Trust		1.667	07/10/50	775
		Series - 2015 PC1 (Class A1)
1,000,000		COMM Mortgage Trust		3.961	05/10/51	1,053
		Series - 2018 COR3 (Class A2)
4,650,000	i	Commercial Mortgage Pass Through Certificates		4.647	02/10/49	4,962
		Series - 2016 CR28 (Class B)
25,066,139	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	5.086	05/25/24	26,279
		Series - 2014 C02 (Class 1M2)
13,368,832	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.486	07/25/24	14,192
		Series - 2014 C03 (Class 1M2)
358

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$4,578,995	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.936%	01/25/29	$4,596
		Series - 2016 C04 (Class 1M1)
9,123,050	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.786	04/25/29	9,160
		Series - 2016 C06 (Class 1M1)
6,534,784	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	6,561
		Series - 2017 C01 (Class 1M1)
14,968,941	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.436	10/25/29	14,995
		Series - 2017 C03 (Class 1M1)
7,714,076	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.336	11/25/29	7,723
		Series - 2017 C04 (Class 2M1)
40,125,984	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	3.086	07/25/30	40,035
		Series - 2018 C01 (Class 1M1)
13,748,842	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	3.166	10/25/30	13,743
		Series - 2018 C03 (Class 1M1)
2,033,200	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.236	12/25/30	2,033
		Series - 2018 C04 (Class 2M1)
9,418,462	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	3.206	01/25/31	9,416
		Series - 2018 C05 (Class 1M1)
4,163,235	i	Connecticut Avenue Securities	LIBOR 1 M + 2.350%	4.836	01/25/31	4,181
		Series - 2018 C05 (Class 1M2)
4,140,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.100%	4.586	03/25/31	4,087
		Series - 2018 C06 (Class 2M2)
6,468,092	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.236	04/25/31	6,466
		Series - 2018 R07 (Class 1M1)
8,125,736	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.336	07/25/31	8,128
		Series - 2019 R01 (Class 2M1)
1,005,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	4.936	07/25/31	1,006
		Series - 2019 R01 (Class 2M2)
2,820,232	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.336	08/25/31	2,822
		Series - 2019 R02 (Class 1M1)
4,689,000	g,i	Credit Suisse Commercial Mortgage Trust		5.897	01/15/49	5,830
		Series - 2007 C2 (Class C)
1,360,000	g	Credit Suisse First Boston Mortgage Securities Corp		5.538	05/15/23	1,382
		Series - 2006 OMA (Class B2)
7,000,000	g	Credit Suisse Mortgage Capital Certificates		5.626	05/15/23	7,117
		Series - 2006 OMA (Class D)
4,000,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	4,062
		Series - 2016 C7 (Class ASB)
4,000,000		CSAIL Commercial Mortgage Trust		3.186	06/15/50	4,039
		Series - 2017 C8 (Class ASB)
7,400,000	g,i	CSMC Trust		3.728	11/10/32	7,571
		Series - 2017 CALI (Class B)
14,000,000	g	CSMC Trust		3.639	11/15/34	14,381
		Series - 2015 GLPB (Class A)
10,296,239	g,i	CSMC Trust		3.500	02/25/48	10,049
		Series - 2018 J1 (Class A11)
11,000,000		DBJPM Mortgage Trust		2.756	08/10/49	10,937
		Series - 2016 C3 (Class ASB)
10,000,000		DBJPM Mortgage Trust		3.121	06/10/50	10,080
		Series - 2017 C6 (Class ASB)
17,110,000	g	DBUBS Mortgage Trust		3.452	10/10/34	17,473
		Series - 2017 BRBK (Class A)
15,500,000	g,i	DBUBS Mortgage Trust		3.530	10/10/34	15,736
		Series - 2017 BRBK (Class B)
359

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$4,922,766	g	DBUBS Mortgage Trust		4.452%	05/10/44	$5,043
		Series - 2011 LC3A (Class PM1)
23,978,511	g	DBUBS Mortgage Trust		4.537	07/10/44	24,708
		Series - 2011 LC2A (Class A4)
3,000,000	g,i	DBUBS Mortgage Trust		4.998	07/10/44	3,117
		Series - 2011 LC2A (Class B)
5,000,000	g,i	DBUBS Mortgage Trust		5.532	07/10/44	5,235
		Series - 2011 LC2A (Class C)
5,500,000	g,i	DBUBS Mortgage Trust		5.339	08/10/44	5,778
		Series - 2011 LC3A (Class AM)
2,084,000	g,i	DBUBS Mortgage Trust		5.339	08/10/44	2,184
		Series - 2011 LC3A (Class B)
5,525,000	g,i	DBUBS Mortgage Trust		5.699	11/10/46	5,758
		Series - 2011 LC1A (Class C)
7,666,954	g,i	Flagstar Mortgage Trust		3.500	03/25/47	7,667
		Series - 2017 1 (Class 1A5)
24,259,729	g,i	Flagstar Mortgage Trust		4.000	05/25/48	24,517
		Series - 2018 3INV (Class A3)
3,918,928	g,i	Flagstar Mortgage Trust		4.000	09/25/48	3,915
		Series - 2018 5 (Class A11)
4,730,833	g	Four Times Square Trust Commercial Mortgage Pass-Through Certificates		5.401	12/13/28	4,902
		Series - 2006 4TS (Class A)
3,665,000	i	GMAC Commercial Mortgage Securities, Inc		4.984	12/10/41	3,663
		Series - 2004 C3 (Class C)
10,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	10,107
		Series - 2014 GRCE (Class A)
8,970,000	g	GRACE Mortgage Trust		3.520	06/10/28	9,037
		Series - 2014 GRCE (Class B)
2,723,579	i	Greenwich Capital Commercial Funding Corp		5.614	07/10/38	2,739
		Series - 2006 GG7 (Class AM)
5,943,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	6,055
		Series - 2012 ALOH (Class A)
4,430,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	4,437
		Series - 2012 BWTR (Class A)
4,500,000	g	GS Mortgage Securities Corp II		3.682	02/10/46	4,549
		Series - 2013 GC10 (Class B)
2,500,000	i	GS Mortgage Securities Corp II		4.057	05/10/50	2,489
		Series - 2015 GC30 (Class C)
5,910,000	g,i	GS Mortgage Securities Trust		5.182	12/10/43	6,103
		Series - 2010 C2 (Class B)
2,250,000		GS Mortgage Securities Trust		2.635	05/10/49	2,240
		Series - 2016 GS2 (Class A2)
1,000,000		GS Mortgage Securities Trust		3.143	10/10/49	979
		Series - 2016 GS3 (Class AS)
12,000,000		GS Mortgage Securities Trust		3.230	05/10/50	12,164
		Series - 2017 GS6 (Class AAB)
3,000,000		GS Mortgage Securities Trust		3.837	11/10/50	3,133
		Series - 2017 GS8 (Class ABP)
4,126,302	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	3.102	08/19/45	4,025
		Series - 2005 11 (Class 2A1A)
360

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$7,000,000	g	Hudson Yards Mortgage Trust		2.835%	08/10/38	$6,847
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,441
		Series - 2016 10HY (Class B)
7,250,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	7,005
		Series - 2016 10HY (Class C)
658,926	i	Impac CMB Trust	LIBOR 1 M + 0.660%	3.146	03/25/35	646
		Series - 2004 11 (Class 2A1)
23,058,872	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.717	02/15/46	23,678
		Series - 2011 C3 (Class A4)
10,975,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.360	02/15/46	11,261
		Series - 2011 C3 (Class C)
16,813,036	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.388	07/15/46	17,279
		Series - 2011 C4 (Class A4)
15,000,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.801	07/15/46	15,493
		Series - 2011 C4 (Class B)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.399	07/15/46	6,739
		Series - 2011 C4 (Class C)
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		3.914	01/15/49	2,096
		Series - 2015 JP1 (Class A5)
7,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.713	08/15/49	6,950
		Series - 2016 JP2 (Class ASB)
4,500,000		JP Morgan Chase Commercial Mortgage Securities Trust		3.379	09/15/50	4,570
		Series - 2017 JP7 (Class A3)
23,742,139	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.646	06/25/37	23,290
		Series - 2007 CH5 (Class A1)
4,878,997	g,i	JP Morgan Mortgage Trust		3.623	12/25/44	4,876
		Series - 2015 1 (Class B1)
1,548,014	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	1,527
		Series - 2015 3 (Class A19)
10,406,424	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	10,287
		Series - 2015 6 (Class A13)
3,086,769	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	3,042
		Series - 2016 1 (Class A13)
573,624	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	574
		Series - 2017 1 (Class A3)
11,862,033	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	11,870
		Series - 2017 2 (Class A5)
3,906,918	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	3,865
		Series - 2017 2 (Class A13)
972,841	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	973
		Series - 2017 3 (Class 1A5)
5,748,579	g,i	JP Morgan Mortgage Trust		3.500	06/25/48	5,752
		Series - 2018 1 (Class A5)
4,029,181	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	4,032
		Series - 2018 3 (Class A5)
361

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,547,302	g,i	JP Morgan Mortgage Trust	3.500%	10/25/48	$3,550
		Series - 2018 4 (Class A5)
4,913,592	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	4,917
		Series - 2018 5 (Class A5)
5,454,459	g,i	JP Morgan Mortgage Trust	3.000	12/25/48	5,369
		Series - 2017 6 (Class A6)
6,642,696	g,i	JP Morgan Mortgage Trust	3.500	12/25/48	6,647
		Series - 2018 6 (Class 1A3)
3,479,556	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	3,528
		Series - 2018 8 (Class A5)
4,299,166	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	4,300
		Series - 2018 8 (Class A13)
12,833,427	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	12,876
		Series - 2018 9 (Class A13)
13,219,529	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	13,285
		Series - 2019 1 (Class A15)
4,500,000		JPMBB Commercial Mortgage Securities Trust	3.775	08/15/47	4,677
		Series - 2014 C21 (Class A5)
5,000,000		JPMBB Commercial Mortgage Securities Trust	3.997	08/15/47	5,166
		Series - 2014 C21 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.471	09/15/47	2,095
		Series - 2014 C23 (Class B)
2,500,000	i	JPMBB Commercial Mortgage Securities Trust	3.917	05/15/48	2,573
		Series - 2015 C29 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	2,054
		Series - 2015 C29 (Class B)
2,500,000		JPMBB Commercial Mortgage Securities Trust	4.106	08/15/48	2,599
		Series - 2015 C31 (Class AS)
2,210,000	i	JPMBB Commercial Mortgage Securities Trust	4.617	08/15/48	2,333
		Series - 2015 C31 (Class B)
3,253,000	i	JPMBB Commercial Mortgage Securities Trust	4.617	08/15/48	3,362
		Series - 2015 C31 (Class C)
3,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.221	10/15/48	3,008
		Series - 2015 C28 (Class C)
10,729	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	11
		Series - 2007 C6 (Class AM)
103,360	g	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	103
		Series - 2007 C6 (Class AMFL)
15,000,000	g	LCCM	3.357	07/12/50	15,163
		Series - 2017 LC26 (Class ASB)
2,497,755		Morgan Stanley Bank of America Merrill Lynch Trust	2.469	02/15/46	2,483
		Series - 2013 C7 (Class AAB)
2,000,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.757	11/15/46	2,119
		Series - 2013 C13 (Class B)
1,068,165	g	Morgan Stanley Bank of America Merrill Lynch Trust	3.989	12/15/46	1,099
		Series - 2014 C19 (Class LNC1)
1,824,343		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	1,846
		Series - 2014 C14 (Class A3)
4,202,977		Morgan Stanley Bank of America Merrill Lynch Trust	3.194	10/15/47	4,201
		Series - 2014 C18 (Class A2)
1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.605	02/15/48	1,635
		Series - 2015 C20 (Class AS)
362

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,500,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.463%	02/15/48	$2,548
		Series - 2015 C20 (Class C)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.338	03/15/48	2,536
		Series - 2015 C21 (Class A4)
5,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.652	03/15/48	5,616
		Series - 2015 C21 (Class AS)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.561	04/15/48	3,037
		Series - 2015 C22 (Class AS)
5,030,000	g,i	Morgan Stanley Capital I Trust	3.402	07/13/29	5,072
		Series - 2014 CPT (Class AM)
4,500,000	g	Morgan Stanley Capital I Trust	2.695	01/11/32	4,480
		Series - 2013 WLSR (Class A)
2,550,000	g	Morgan Stanley Capital I Trust	4.012	09/09/32	2,644
		Series - 2014 150E (Class AS)
116,598	i	Morgan Stanley Capital I Trust	5.389	11/12/41	116
		Series - 2006 HQ10 (Class AJ)
7,548,000	g	Morgan Stanley Capital I Trust	4.193	09/15/47	7,650
		Series - 2011 C1 (Class F)
3,450,000	g,i	Morgan Stanley Capital I Trust	5.376	09/15/47	3,581
		Series - 2011 C1 (Class D)
5,564,877	i	Morgan Stanley Capital I Trust	6.113	12/12/49	4,192
		Series - 2007 IQ16 (Class AJ)
3,795,960	i	Morgan Stanley Capital I Trust	6.113	12/12/49	2,860
		Series - 2007 IQ16 (Class AJFX)
6,000,000		Morgan Stanley Capital I Trust	3.304	06/15/50	6,075
		Series - 2017 H1 (Class ASB)
9,000,000	g,i	MSDB Trust	3.316	07/11/39	9,046
		Series - 2017 712F (Class A)
949,895	g	Prima Capital CRE Securitization Ltd	2.550	08/24/49	946
		Series - 2015 4A (Class MR-A)
3,187,662	g,i	Sequoia Mortgage Trust	3.500	06/25/46	3,151
		Series - 2016 1 (Class A19)
1,097,772	g,i	Sequoia Mortgage Trust	3.500	11/25/46	1,100
		Series - 2016 3 (Class A10)
6,325,206	g,i	Sequoia Mortgage Trust	3.500	02/25/47	6,350
		Series - 2017 2 (Class A4)
10,122,474	g,i	Sequoia Mortgage Trust	3.500	04/25/47	10,180
		Series - 2017 3 (Class A4)
4,109,907	g,i	Sequoia Mortgage Trust	3.500	08/25/47	4,114
		Series - 2017 5 (Class A4)
10,640,764	g,h,i	Sequoia Mortgage Trust	3.500	03/25/48	10,577
		Series - 2018 3 (Class A1)
8,185,561	g,i	Sequoia Mortgage Trust	3.500	05/25/48	8,214
		Series - 2018 5 (Class A4)
4,426,146	g,i	Sequoia Mortgage Trust	4.000	06/25/48	4,476
		Series - 2018 CH2 (Class A21)
5,731,119	g,i	Sequoia Mortgage Trust	4.000	07/25/48	5,815
		Series - 2018 6 (Class A4)
1,317,364	g,i	Sequoia Mortgage Trust	4.000	11/25/48	1,324
		Series - 2018 8 (Class A19)
2,415,722	g,i	Shellpoint Co-Originator Trust	3.500	11/25/46	2,409
		Series - 2016 1 (Class 1A10)
363

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,547,931	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.686%	09/25/24	$2,597
		Series - 2014 HQ2 (Class M2)
10,606,123		STACR	LIBOR 1 M + 1.950%	4.436	05/25/25	10,781
		Series - 2015 HQ2 (Class M2)
6,400,000		STACR	LIBOR 1 M + 4.650%	7.136	10/25/28	7,143
		Series - 2016 DNA2 (Class M3)
2,514,833		STACR	LIBOR 1 M + 1.300%	3.786	03/25/29	2,527
		Series - 2016 DNA4 (Class M2)
7,635,338		STACR	LIBOR 1 M + 1.200%	3.686	07/25/29	7,668
		Series - 2017 DNA1 (Class M1)
13,523,775		STACR	LIBOR 1 M + 1.200%	3.686	10/25/29	13,596
		Series - 2017 DNA2 (Class M1)
37,051,368		STACR	LIBOR 1 M + 0.750%	3.236	03/25/30	37,028
		Series - 2017 DNA3 (Class M1)
4,591,616		STACR		3.819	05/25/48	4,587
		Series - 2018 SPI2 (Class M1)
7,872,707		STACR		4.167	08/25/48	7,928
		Series - 2018 SPI3 (Class M1)
2,685,000	g	VNDO Mortgage Trust		3.808	12/13/29	2,720
		Series - 2013 PENN (Class A)
300,000	g,i	VNDO Mortgage Trust		3.947	12/13/29	302
		Series - 2013 PENN (Class C)
2,410,915	g	VSE VOI Mortgage LLC		2.540	07/20/33	2,384
		Series - 2016 A (Class A)
1,848,927	g	VSE VOI Mortgage LLC		2.740	07/20/33	1,824
		Series - 2016 A (Class B)
6,731,360	g	VSE VOI Mortgage LLC		2.330	03/20/35	6,611
		Series - 2017 A (Class A)
1,895,260	i	Wachovia Bank Commercial Mortgage Trust		5.876	05/15/46	1,906
		Series - 2007 C34 (Class AJ)
3,328,000	i	Wachovia Bank Commercial Mortgage Trust		5.951	05/15/46	3,351
		Series - 2007 C34 (Class B)
2,595,000	i	Wachovia Bank Commercial Mortgage Trust		5.951	05/15/46	2,621
		Series - 2007 C34 (Class C)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	10,166
		Series - 2012 LC5 (Class AS)
7,703,000		Wells Fargo Commercial Mortgage Trust		3.540	05/15/48	7,885
		Series - 2015 C28 (Class A4)
10,000,000		Wells Fargo Commercial Mortgage Trust		2.788	07/15/48	9,939
		Series - 2016 C35 (Class ASB)
557,724		Wells Fargo Commercial Mortgage Trust		1.321	08/15/49	548
		Series - 2016 BNK1 (Class A1)
15,000,000		Wells Fargo Commercial Mortgage Trust		2.514	08/15/49	14,731
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust		2.825	10/15/49	14,923
		Series - 2016 LC24 (Class ASB)
7,500,000		Wells Fargo Commercial Mortgage Trust		3.446	03/15/50	7,642
		Series - 2017 RB1 (Class ASB)
3,950,000		Wells Fargo Commercial Mortgage Trust		2.978	04/15/50	3,964
		Series - 2015 LC20 (Class ASB)
364

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$15,000,000		Wells Fargo Commercial Mortgage Trust	3.261%	07/15/50	$15,146
		Series - 2017 C38 (Class ASB)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.212	09/15/50	10,066
		Series - 2017 C39 (Class ASB)
6,500,000	i	Wells Fargo Commercial Mortgage Trust	3.767	07/15/58	6,749
		Series - 2015 NXS2 (Class A5)
7,250,000		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	7,324
		Series - 2016 C33 (Class ASB)
6,000,000		Wells Fargo Commercial Mortgage Trust	3.749	03/15/59	6,123
		Series - 2016 C33 (Class AS)
650,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	648
		Series - 2016 C36 (Class ASB)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	4,867
		Series - 2010 C1 (Class B)
30,000,000	g,i	WFRBS Commercial Mortgage Trust	4.902	06/15/44	31,056
		Series - 2011 C4 (Class A4)
4,411,000	i	WFRBS Commercial Mortgage Trust	3.714	03/15/45	4,464
		Series - 2013 C11 (Class B)
750,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	755
		Series - 2013 C13 (Class AS)
		TOTAL OTHER MORTGAGE BACKED			1,381,893

		TOTAL STRUCTURED ASSETS			2,614,930
		(Cost $2,622,183)

		TOTAL BONDS			13,112,039
		(Cost $13,008,549)

SHARES		COMPANY
COMMON STOCKS - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
147,623		Oi S.A. (ADR)			278
		TOTAL TELECOMMUNICATION SERVICES			278
		TOTAL COMMON STOCKS			278
		(Cost $1,332)

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp			4,725
1,527,061	*	Federal National Mortgage Association			15,774
		TOTAL BANKS			20,499
		TOTAL PREFERRED STOCKS			20,499
		(Cost $49,942)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 0.3%
$43,270,000		Federal Home Loan Bank (FHLB)	2.250	04/01/19	43,270
		TOTAL GOVERNMENT AGENCY DEBT			43,270
365

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
TREASURY DEBT - 1.1%
EGP	14,700,000	j	Egypt Treasury Bill	0.000%	06/11/19	$822
	42,000,000	j	Egypt Treasury Bill	0.000	08/27/19	2,269
NGN	450,000,000	j	Nigeria OMO Bill	0.000	01/09/20	1,121
	585,000,000	j	Nigeria Treasury Bill	0.000	06/13/19	1,583
	$25,300,000		United States Treasury Bill	2.391	04/02/19	25,298
	8,000,000		United States Treasury Bill	2.419	04/04/19	7,999
	31,400,000		United States Treasury Bill	2.378	04/09/19	31,383
	31,740,000		United States Treasury Bill	2.373	04/16/19	31,708
	42,600,000		United States Treasury Bill	2.383-2.399	04/18/19	42,552
			TOTAL TREASURY DEBT			144,735

			TOTAL SHORT-TERM INVESTMENTS			188,005
			(Cost $187,867)

			TOTAL INVESTMENTS - 99.2%			13,369,318
			(Cost $13,297,367)
			OTHER ASSETS & LIABILITIES, NET - 0.8%			104,211
			NET ASSETS - 100.0%			$13,473,529

Abbreviation(s):
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rates
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RSD	Serbian Dinar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
W	Week
ZAR	South African Rand

366

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities was $2,562,456,620 or 19.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond

Cost amounts are in thousands.

Forward foreign currency contracts outstanding as of March 31, 2019 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$280	CAD	374	Australia & New Zealand Banking Group	04/30/19	$(0	)^
	$107	EUR	94	Australia & New Zealand Banking Group	04/30/19	1
	$394	EUR	350	Australia & New Zealand Banking Group	04/30/19	0	^
	$692	EUR	610	Australia & New Zealand Banking Group	04/30/19	6
	$213	EUR	188	Australia & New Zealand Banking Group	04/30/19	2
	$1,202	EUR	1,052	Australia & New Zealand Banking Group	04/30/19	19
	$708	EUR	623	Australia & New Zealand Banking Group	04/30/19	8
	$1,180	EUR	1,032	Australia & New Zealand Banking Group	04/30/19	19
	$3,439	JPY	378,000	Australia & New Zealand Banking Group	04/26/19	21
	$565	JPY	62,573	Australia & New Zealand Banking Group	04/26/19	(0	)^
	$743	NZD	1,083	Australia & New Zealand Banking Group	04/30/19	5
	$114	NZD	167	Australia & New Zealand Banking Group	04/30/19	(0	)^
	$3,407	THB	108,532	Australia & New Zealand Banking Group	04/30/19	(15)
CAD	2,039		$1,535	Australia & New Zealand Banking Group	04/30/19	(8)
Total						$58
	$428	CAD	567	Bank of America	04/30/19	4
	$34,448	JPY	3,737,028	Bank of America	04/26/19	$650
	$2,232	ILS	8,094	Bank of America	04/30/19	(1)
	$1,582	NOK	13,414	Bank of America	04/30/19	25
	$2,577	SEK	23,171	Bank of America	04/30/19	79
Total						$757
367

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$3,008	PLN	11,464	Citibank N.A.	04/30/19	$19
	$2,630	SGD	3,563	Citibank N.A.	04/30/19	0	^
JPY	756,000		$6,881	Citibank N.A.	04/26/19	(43)
EUR	720		$819	Citibank N.A.	04/30/19	(9)
EUR	1,083		$1,218	Citibank N.A.	04/30/19	(0	)^
EUR	834		$955	Citibank N.A.	04/30/19	(17)
	$473	ZAR	6,933	Citibank N.A.	04/30/19	(6)
Total						$(56)
	$6,986	AUD	9,728	Morgan Stanley	04/30/19	$75
	$205	AUD	289	Morgan Stanley	04/30/19	(0	)^
	$941	EUR	817	Morgan Stanley	04/30/19	22
	$82,060	EUR	71,209	Morgan Stanley	04/30/19	1,978
	$10,558	KRW	11,972,459	Morgan Stanley	04/30/19	24
	$1,389	NZD	2,029	Morgan Stanley	04/30/19	6
	$92	SEK	849	Morgan Stanley	04/30/19	0	^
Total						$2,105
	$9,566	CAD	12,657	Toronto Dominion Bank	04/30/19	$88
	$1,126	EUR	983	Toronto Dominion Bank	04/30/19	21
	$438	GBP	335	Toronto Dominion Bank	04/30/19	0	^
	$18,527	GBP	14,014	Toronto Dominion Bank	04/30/19	247
	$35	NOK	305	Toronto Dominion Bank	04/30/19	0	^
Total						$356
Total						$3,220

^ Amount represents less than $1,000.

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Bilateral credit default swap contracts outstanding as of March 31, 2019 were as follows (notional amounts and values are in thousands):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount(1)	Value	Upfront premiums paid (received)	Unrealized appreciation (depreciation)
CDX-EMS31-V1-5 Year Index	1.000%	Credit event as specified in contract	Citibank, N.A.	06/20/24	$ 20,000	$ 747	$ 659	$ 88

(1) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

368

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2019

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
GOVERNMENT BONDS - 99.4%

AGENCY SECURITIES - 0.7%
$4,287,500		Crowley Conro LLC	4.181%	08/15/43	$4,583
15,815,000		Montefiore Medical Center	2.895	04/20/32	15,613
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,496
3,000,000		PEFCO	3.250	06/15/25	3,099
4,605,263		Reliance Industries Ltd	2.444	01/15/26	4,585
3,500,000		Ukraine Government AID Bonds	1.847	05/29/20	3,486
15,000,000		Ukraine Government AID International Bonds	1.471	09/29/21	14,697
		TOTAL AGENCY SECURITIES			49,559

MORTGAGE BACKED - 0.7%
24,479,856		Government National Mortgage Association (GNMA)	3.600	09/15/31	24,902
12,068,805		GNMA	3.650	02/15/32	12,286
2,577,603		GNMA	3.380	07/15/35	2,581
3,293,101		GNMA	3.870	10/15/36	3,396
		TOTAL MORTGAGE BACKED			43,165

U.S. TREASURY SECURITIES - 98.0%
289,120,600	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	287,773
214,239,296	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	217,409
254,213,564	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	257,479
337,709,640	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	335,078
330,334,650	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	333,307
351,385,559	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	348,636
273,746,920	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	270,971
336,014,570	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	334,315
326,041,560	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	322,427
235,087,920	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	236,802
231,992,475	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	232,644
150,210,368	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	151,701
136,212,570	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	134,555
173,215,210	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	171,438
263,397,333	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	292,592
114,627,960	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	114,581
155,714,160	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	157,534
210,289,316	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	232,054
134,405,120	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	131,516
208,914,985	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	207,138
120,067,220	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	137,324
118,842,570	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	117,999
209,692,200	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	209,316
207,128,256	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	228,852
110,527,685	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	140,362
369

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$110,298,100	k	United States Treasury Inflation Indexed Bonds	0.750%	07/15/28	$112,814
141,547,020	k	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	146,176
138,216,528	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	163,884
191,520,295	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	253,107
24,815,175	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	33,452
7,500,000		United States Treasury Note	2.500	02/15/22	7,557
15,000,000		United States Treasury Note	2.625	02/15/29	15,292
		TOTAL U.S. TREASURY SECURITIES			6,336,085

		TOTAL GOVERNMENT BONDS			6,428,809
		(Cost $6,253,963)

SHORT-TERM INVESTMENTS - 0.4%

GOVERNMENT AGENCY DEBT - 0.4%
23,100,000		Federal Home Loan Bank (FHLB)	2.250	04/01/19	23,100
		TOTAL GOVERNMENT AGENCY DEBT			23,100

		TOTAL SHORT-TERM INVESTMENTS			23,100
		(Cost $23,100)

		TOTAL INVESTMENTS - 99.8%			6,451,909
		(Cost $6,277,063)
		OTHER ASSETS & LIABILITIES, NET - 0.2%			10,377
		NET ASSETS - 100.0%			$6,462,286

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

Futures contracts outstanding as of March 31, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(100)	06/19/19	$(12,236)	$(12,422)	$(186)
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.1%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$5,198,875	i	United Rentals North America, Inc	LIBOR 1 M + 1.750%	4.250%	10/31/25	$5,174
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				5,174

ENERGY - 0.0%
3,879,031	i	TerraForm Power Operating LLC	LIBOR 1 M + 2.000%	4.500	11/08/22	3,777
		TOTAL ENERGY				3,777

MATERIALS - 0.0%
3,006,805	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.490	10/21/24	2,949
		TOTAL MATERIALS				2,949

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
8,484,043	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.740	07/05/23	8,399
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				8,399

UTILITIES - 0.1%
5,001,566	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.630	11/28/24	4,676
13,476,818	†,i	Terra-Gen Finance Co LLC	LIBOR 1 M + 4.250%	6.749	12/09/21	12,062
		TOTAL UTILITIES				16,738

		TOTAL BANK LOAN OBLIGATIONS				37,037
		(Cost $38,942)

BONDS - 39.0%

CORPORATE BONDS - 13.8%

AUTOMOBILES & COMPONENTS - 0.2%
6,675,000		Aptiv plc		5.400	03/15/49	6,899
13,000,000	g	Harley-Davidson Financial Services, Inc		4.050	02/04/22	13,147
10,675,000		Magna International, Inc		3.625	06/15/24	10,865
		TOTAL AUTOMOBILES & COMPONENTS				30,911

BANKS - 2.8%
21,500,000	e,g	Bank of Montreal		2.500	01/11/22	21,391
18,500,000	e	Bank of Nova Scotia		2.125	09/11/19	18,457
12,000,000	e,g	Bank of Nova Scotia		1.875	09/20/21	11,779
12,000,000		BB&T Corp		3.875	03/19/29	12,134
8,000,000	e,g	BNG Bank NV		3.125	11/08/21	8,148
12,400,000	g	BNG Bank NV		2.625	02/27/24	12,515
3,800,000		Citizens Bank NA		3.750	02/18/26	3,873
1,350,000		Citizens Financial Group, Inc		2.375	07/28/21	1,332
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950	11/09/22	7,156
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$4,950,000		Cooperatieve Rabobank UA		3.750%	07/21/26	$4,886
9,400,000		Discover Bank		3.450	07/27/26	9,111
9,300,000		Discover Bank		4.650	09/13/28	9,743
5,000,000	g	DNB Boligkreditt AS.		2.000	05/28/20	4,965
9,400,000		Fifth Third Bancorp		3.650	01/25/24	9,632
13,400,000		HSBC Holdings plc		3.033	11/22/23	13,335
14,376,000	g	ING Groep NV		4.625	01/06/26	15,091
11,500,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	11,119
10,000,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	9,768
8,000,000	i	KeyBank NA	LIBOR 3 M + 0.660%	3.396	02/01/22	8,030
14,500,000		KeyCorp		4.100	04/30/28	15,111
11,250,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	3.445	07/26/23	11,235
9,076,000	i	Manufacturers & Traders Trust Co	LIBOR 3 M + 0.640%	3.266	12/01/21	9,031
1,605,000		Manufacturers & Traders Trust Co		2.900	02/06/25	1,604
3,425,000		Manufacturers & Traders Trust Co		3.400	08/17/27	3,501
18,775,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	18,366
10,250,000		People’s United Bank NA		4.000	07/15/24	10,356
24,878,000		People’s United Financial, Inc		3.650	12/06/22	25,070
8,245,000		PNC Bank NA		2.950	01/30/23	8,218
13,500,000	i	Regions Bank	LIBOR 3 M + 0.380%	2.972	04/01/21	13,417
6,600,000	i	Regions Bank	LIBOR 3 M + 0.500%	3.188	08/13/21	6,566
10,000,000		Regions Financial Corp		2.750	08/14/22	9,926
12,000,000		Royal Bank of Canada		2.100	10/14/20	11,916
17,785,000		SVB Financial Group		3.500	01/29/25	17,578
5,000,000	e	Toronto-Dominion Bank		1.800	07/13/21	4,899
14,000,000		US Bancorp		2.950	07/15/22	14,050
19,000	g	Westpac Banking Corp		2.100	02/25/21	19
4,350,000		Zions Bancorp NA		3.500	08/27/21	4,396
4,400,000		Zions Bancorp NA		3.350	03/04/22	4,438
		TOTAL BANKS				382,162

CAPITAL GOODS - 0.4%
6,525,000		Air Lease Corp		4.250	09/15/24	6,710
1,975,000		Anixter, Inc		5.125	10/01/21	2,034
6,250,000		CNH Industrial Capital LLC		3.875	10/15/21	6,316
4,800,000		CNH Industrial Capital LLC		4.200	01/15/24	4,929
4,000,000		Ingersoll-Rand Luxembourg Finance S.A.		3.550	11/01/24	4,085
3,175,000		Ingersoll-Rand Luxembourg Finance S.A.		3.500	03/21/26	3,204
8,975,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	9,111
5,625,000		Parker-Hannifin Corp		4.200	11/21/34	5,925
3,300,000		Rockwell Collins, Inc		3.100	11/15/21	3,306
725,000		Trimble, Inc		4.150	06/15/23	738
6,050,000		Trimble, Inc		4.900	06/15/28	6,187
		TOTAL CAPITAL GOODS				52,545

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
11,250,000		Covanta Holding Corp		6.000	01/01/27	11,222
3,475,000		Waste Management, Inc		3.900	03/01/35	3,487
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				14,709

CONSUMER DURABLES & APPAREL - 0.0%
6,950,000		Leggett & Platt, Inc		4.400	03/15/29	7,019
		TOTAL CONSUMER DURABLES & APPAREL				7,019
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
CONSUMER SERVICES - 0.6%
$10,000,000		Henry J Kaiser Family Foundation		3.356%	12/01/25	$10,164
3,440,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	3.736	02/01/24	3,437
17,500,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	18,044
5,145,000		Salvation Army		5.637	09/01/26	5,753
20,000,000		Salvation Army		4.528	09/01/48	20,319
9,800,000		Starbucks Corp		2.450	06/15/26	9,283
11,065,000		YMCA of Greater New York		5.151	08/01/48	12,037
		TOTAL CONSUMER SERVICES				79,037

DIVERSIFIED FINANCIALS - 0.8%
11,500,000		Century Housing Corp		3.995	11/01/21	11,537
2,169,000		Discover Financial Services		3.850	11/21/22	2,225
9,500,000	e,g	EDP Finance BV		5.250	01/14/21	9,804
11,625,000	g	EDP Finance BV		3.625	07/15/24	11,538
4,750,000		Enterprise Community Loan Fund, Inc		4.152	11/01/28	4,800
9,500,000		Ford Foundation		3.859	06/01/47	9,625
2,300,000		Legg Mason, Inc		3.950	07/15/24	2,328
2,214,000		Northern Trust Corp		3.375	08/23/21	2,256
680,000		Reinvestment Fund, Inc		3.377	02/15/22	685
1,535,000		Reinvestment Fund, Inc		3.166	11/01/23	1,527
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	3,024
10,250,000		Reinvestment Fund, Inc		3.366	11/01/24	10,195
2,570,000		Reinvestment Fund, Inc		3.513	11/01/25	2,549
15,240,000		Reinvestment Fund, Inc		3.880	02/15/27	15,426
10,435,000		Reinvestment Fund, Inc		3.930	02/15/28	10,575
5,300,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	5,370
11,075,000		Unilever Capital Corp		2.000	07/28/26	10,334
		TOTAL DIVERSIFIED FINANCIALS				113,798

ENERGY - 1.3%
3,281,000	e	Apache Corp		3.250	04/15/22	3,285
14,500,000		Cenovus Energy, Inc		5.250	06/15/37	14,406
3,175,000	e	Cimarex Energy Co		3.900	05/15/27	3,169
7,550,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	7,680
7,229,476	g	Continental Wind LLC		6.000	02/28/33	8,004
4,450,000		EOG Resources, Inc		5.100	01/15/36	5,065
11,050,000	g	Greenko Dutch BV		4.875	07/24/22	10,877
15,000,000		Kinder Morgan, Inc		3.150	01/15/23	15,035
17,292,000		National Oilwell Varco, Inc		3.950	12/01/42	14,622
3,290,000		Noble Energy, Inc		5.050	11/15/44	3,274
1,400,000		ONE Gas, Inc		4.500	11/01/48	1,548
3,875,000		ONEOK, Inc		4.000	07/13/27	3,886
6,200,000		ONEOK, Inc		4.950	07/13/47	6,122
9,000,000		Phillips 66		4.650	11/15/34	9,677
9,500,000		Statoil ASA		3.150	01/23/22	9,683
4,500,000		Statoil ASA		2.650	01/15/24	4,482
5,932,000		Statoil ASA		3.950	05/15/43	6,103
625,000	g	Targa Resources Partners LP		6.500	07/15/27	674
20,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	19,300
5,000,000	g	Texas Eastern Transmission LP		4.125	12/01/20	5,086
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$7,150,000		Total Capital International S.A.		3.455%	02/19/29	$7,328
8,700,000		Valero Energy Corp		4.350	06/01/28	9,041
10,050,000	g	Woodside Finance Ltd		3.700	03/15/28	9,699
		TOTAL ENERGY				178,046

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
7,500,000	i	Becton Dickinson & Co	LIBOR 3 M + 1.030%	3.638	06/06/22	7,520
2,750,000		Becton Dickinson & Co		3.363	06/06/24	2,753
4,500,000		Becton Dickinson and Co		4.685	12/15/44	4,651
15,000,000	g,i	Halfmoon Parent, Inc	LIBOR 3 M + 0.890%	3.677	07/15/23	14,927
5,500,000	g	Halfmoon Parent, Inc		4.800	08/15/38	5,653
9,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	9,068
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				44,572

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
2,700,000		Kimberly-Clark Corp		3.950	11/01/28	2,893
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				2,893

INSURANCE - 0.4%
3,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.279	07/13/20	2,964
15,000,000		Prudential Financial, Inc		5.200	03/15/44	15,162
7,450,000		Prudential Financial, Inc		5.375	05/15/45	7,535
18,222,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	18,179
14,024,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	14,449
		TOTAL INSURANCE				58,289

MATERIALS - 0.9%
2,275,000		Ball Corp		5.000	03/15/22	2,360
8,930,000		Ball Corp		4.000	11/15/23	8,997
4,800,000		Commercial Metals Co		5.750	04/15/26	4,788
20,000,000	e	Fibria Overseas Finance Ltd		5.500	01/17/27	20,895
7,500,000		International Paper Co		5.000	09/15/35	7,853
5,000,000		International Paper Co		6.000	11/15/41	5,595
4,600,000		International Paper Co		4.800	06/15/44	4,559
17,000,000	g	Inversiones CMPC S.A.		4.375	04/04/27	17,092
14,250,000	g	Klabin Austria GmbH		7.000	04/03/49	14,200
8,125,000	g	Klabin Finance S.A.		4.875	09/19/27	7,881
2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,632
6,850,000		WRKCo, Inc		3.000	09/15/24	6,698
7,450,000		WRKCo, Inc		3.750	03/15/25	7,521
9,600,000		WRKCo, Inc		4.650	03/15/26	10,191
		TOTAL MATERIALS				121,262

MEDIA & ENTERTAINMENT - 0.1%
3,625,000		Discovery Communications LLC		5.000	09/20/37	3,529
5,500,000		Time Warner Cable, Inc		4.500	09/15/42	4,825
		TOTAL MEDIA & ENTERTAINMENT				8,354

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
4,000,000	i	GlaxoSmithKline Capital plc	LIBOR 3 M + 0.350%	3.043	05/14/21	4,010
8,650,000		GlaxoSmithKline Capital plc		3.625	05/15/25	8,954
11,500,000		Merck & Co, Inc		3.900	03/07/39	11,857
9,550,000	g	Takeda Pharmaceutical Co Ltd		4.400	11/26/23	10,040
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$3,300,000		Zoetis, Inc		3.450%	11/13/20	$3,331
7,200,000	i	Zoetis, Inc	LIBOR 3 M + 0.440%	3.084	08/20/21	7,149
4,525,000		Zoetis, Inc		4.450	08/20/48	4,698
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				50,039

REAL ESTATE - 0.6%
8,500,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	8,796
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	2,019
4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,280
8,775,000		Brixmor Operating Partnership LP		3.900	03/15/27	8,626
5,113,000		Digital Realty Trust LP		3.950	07/01/22	5,248
3,500,000	e	Federal Realty Investment Trust		2.750	06/01/23	3,453
4,475,000		Hudson Pacific Properties LP		4.650	04/01/29	4,563
11,075,000		Kilroy Realty LP		3.450	12/15/24	10,977
11,150,000		Kilroy Realty LP		4.750	12/15/28	11,870
16,822,000		Regency Centers LP		3.750	06/15/24	17,102
		TOTAL REAL ESTATE				76,934

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
16,025,000		Texas Instruments, Inc		3.875	03/15/39	16,622
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				16,622

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
14,250,000		Apple, Inc		3.000	06/20/27	14,200
10,200,000		Corning, Inc		4.375	11/15/57	9,505
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				23,705

TELECOMMUNICATION SERVICES - 0.4%
3,400,000	e	CenturyLink, Inc		6.750	12/01/23	3,549
11,000,000		Telefonica Emisiones SAU		5.520	03/01/49	11,529
18,500,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.100%	3.784	05/15/25	18,502
11,750,000		Verizon Communications, Inc		2.625	08/15/26	11,214
5,150,000		Verizon Communications, Inc		4.272	01/15/36	5,216
		TOTAL TELECOMMUNICATION SERVICES				50,010

TRANSPORTATION - 0.8%
2,050,000		CSX Corp		4.250	03/15/29	2,179
5,650,000		CSX Corp		4.750	11/15/48	6,139
6,775,000		CSX Corp		4.250	11/01/66	6,328
7,150,000		Delta Air Lines, Inc		3.625	03/15/22	7,199
1,917,386		Delta Air Lines, Inc		4.250	07/30/23	1,971
7,150,000		Delta Air Lines, Inc		3.204	04/25/24	7,251
5,028,547		Delta Air Lines, Inc		3.625	07/30/27	5,134
4,000,000		Kansas City Southern		3.000	05/15/23	4,007
7,000,000		Kansas City Southern		4.300	05/15/43	6,845
15,925,000		Kansas City Southern		4.950	08/15/45	17,151
475,000		Norfolk Southern Corp		5.590	05/17/25	535
13,000,000		Union Pacific Corp		4.375	09/10/38	13,561
4,812,205		Union Pacific Railroad Co		3.227	05/14/26	4,815
15,921,648		Union Pacific Railroad Co		2.695	05/12/27	15,620
1,360,000		United Parcel Service of America, Inc (Step Bond)		8.375	04/01/30	1,843
10,000,000		United Parcel Service, Inc		4.250	03/15/49	10,417
		TOTAL TRANSPORTATION				110,995
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
UTILITIES - 3.4%
$13,155,000		Avangrid, Inc	3.150%	12/01/24	$13,011
20,275,000		Avista Corp	4.350	06/01/48	21,530
700,000	g	Azure Power Energy Ltd	5.500	11/03/22	688
16,500,000	g	Brooklyn Union Gas Co	4.273	03/15/48	17,067
13,500,000	g	Brooklyn Union Gas Co	4.487	03/04/49	14,553
3,000,000	g	Clearway Energy Operating LLC	5.750	10/15/25	3,011
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,361
22,500,000	g	Electricite de France S.A.	3.625	10/13/25	22,974
6,150,000		Fortis, Inc	2.100	10/04/21	6,017
10,750,000		Fortis, Inc	3.055	10/04/26	10,290
13,750,000		Georgia Power Co	3.250	04/01/26	13,473
2,745,000		International Transmission Co	4.625	08/15/43	2,946
6,575,000		Interstate Power & Light Co	3.250	12/01/24	6,611
3,000,000		Interstate Power & Light Co	4.100	09/26/28	3,139
24,325,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	25,066
4,000,000		MidAmerican Energy Co	3.100	05/01/27	4,025
3,100,000		MidAmerican Energy Co	3.650	04/15/29	3,229
6,100,000		MidAmerican Energy Co	4.250	07/15/49	6,495
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	9,279
2,050,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	2,035
3,875,000	g	NextEra Energy Operating Partners LP	4.500	09/15/27	3,778
9,732,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	10,315
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	9,605
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,680
9,350,000		NorthWestern Corp	4.176	11/15/44	9,549
18,900,000	g	Pattern Energy Group, Inc	5.875	02/01/24	19,231
13,050,000		PSEG Power LLC	3.850	06/01/23	13,376
630,000		Public Service Co of Colorado	4.750	08/15/41	690
7,625,000		Public Service Co of Colorado	4.100	06/15/48	8,042
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,529
5,732,204		San Diego Gas & Electric Co	1.914	02/01/22	5,592
24,491,901	g	Solar Star Funding LLC	3.950	06/30/35	23,792
23,209,956	g	Solar Star Funding LLC	5.375	06/30/35	24,875
2,000,000		Southern California Edison Co	2.400	02/01/22	1,941
6,000,000		Southern California Edison Co	3.400	06/01/23	5,956
4,700,000		Southern California Edison Co	4.125	03/01/48	4,505
8,300,000		Southern Power Co	2.500	12/15/21	8,211
25,000,000		Southern Power Co	4.150	12/01/25	25,895
30,571,300	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	30,636
12,400,000		Tampa Electric Co	4.300	06/15/48	12,482
22,235,057	g	Topaz Solar Farms LLC	4.875	09/30/39	21,770
12,246,265	g	Topaz Solar Farms LLC	5.750	09/30/39	12,684
19,650,000		Westar Energy, Inc	2.550	07/01/26	18,851
		TOTAL UTILITIES			466,785

		TOTAL CORPORATE BONDS			1,888,687
		(Cost $1,865,969)
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
GOVERNMENT BONDS - 21.0%

AGENCY SECURITIES - 3.4%
$4,849,000		Canal Barge Co, Inc		4.500%	11/12/34	$5,236
3,852,440		CES MU2 LLC		1.994	05/13/27	3,766
6,233,333		DY9 Leasing LLC		2.415	06/30/27	6,190
9,385,245		Ethiopian Leasing LLC		2.566	08/14/26	9,375
2,730,887		Export Lease Ten Co LLC		1.650	05/07/25	2,651
3,654,434		Export Leasing LLC		1.859	08/28/21	3,616
2,290,826	g	Genesis Solar Pass Through Trust		3.875	02/15/38	2,319
1,096,000	j	Government Trust Certificate		0.000	04/01/19	1,096
5,000,000	j	Government Trust Certificate		0.000	04/01/21	4,759
5,950,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	6,113
4,550,000	g	Hospital for Special Surgery		3.500	01/01/23	4,672
6,000,000	i	India Government AID Bond	LIBOR 3 M + 0.100%	2.836	02/01/27	5,809
45,500,000		Iraq Government AID International Bond		2.149	01/18/22	45,231
4,130,000		Lutheran Medical Center		1.982	02/20/30	3,905
6,000,000		Mexican Aircraft Finance V LLC		2.329	01/14/27	5,946
5,040,000		Montefiore Medical Center		2.152	10/20/26	4,938
2,965,000	g	Montefiore Medical Center		3.896	05/20/27	3,064
19,545,000		Montefiore Medical Center		2.895	04/20/32	19,295
7,000,000	†	NCUA Guaranteed Notes		3.450	06/12/21	7,116
15,555,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	15,535
3,150,000	j	Overseas Private Investment Corp (OPIC)		0.000	09/30/19	3,226
2,400,000	j	OPIC		0.000	11/15/19	2,430
4,363,082	j	OPIC		0.000	11/15/19	4,798
3,050,000	j	OPIC		0.000	01/26/21	3,125
3,000,000	j	OPIC		0.000	01/26/21	3,066
12,226,000	j	OPIC		0.000	07/17/21	12,404
3,131,858		OPIC		2.290	09/15/26	3,106
1,630,452		OPIC		2.040	12/15/26	1,608
9,287,445		OPIC		2.740	09/15/29	9,261
14,288,377		OPIC		3.220	09/15/29	14,631
12,859,539		OPIC		3.280	09/15/29	13,210
2,421,331		OPIC		2.610	04/15/30	2,397
3,534,000		OPIC		2.930	05/15/30	3,560
5,840,400		OPIC		3.040	05/15/30	5,919
6,617,722		OPIC		3.540	06/15/30	6,920
17,186,565		OPIC		3.370	12/15/30	17,813
7,473,214		OPIC		3.520	09/20/32	7,807
19,473,657		OPIC		3.820	12/20/32	20,680
12,563,650		OPIC		3.938	12/20/32	13,444
11,272,070		OPIC		3.160	06/01/33	11,458
10,821,188		OPIC		3.430	06/01/33	11,227
1,120,729		OPIC		2.810	07/31/33	1,110
1,793,167		OPIC		2.940	07/31/33	1,792
4,054,619		Penta Aircraft Leasing LLC		1.691	04/29/25	3,930
3,636,361	i	Pluto Aircraft Leasing LLC	LIBOR 3 M + 0.210%	2.949	02/07/23	3,634
8,000,000		Private Export Funding Corp (PEFCO)		2.300	09/15/20	7,992
7,500,000	g	PEFCO		3.266	11/08/21	7,641
17,500,000		PEFCO		4.300	12/15/21	18,297
4,250,000		PEFCO		2.050	11/15/22	4,193
4,000,000		PEFCO		3.550	01/15/24	4,193
8,000,000		PEFCO		3.250	06/15/25	8,265
4,134,657		Safina Ltd		1.550	01/15/22	4,064
6,534,299		Sandalwood 2013 LLC		2.836	07/10/25	6,585
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,417,238		Tayarra Ltd		3.628%	02/15/22	$1,435
1,331,153		Tricahue Leasing LLC		3.503	11/19/21	1,345
15,300,000		Ukraine Government AID Bonds		1.847	05/29/20	15,237
23,945,000		Ukraine Government AID International Bonds		1.471	09/29/21	23,461
7,500,001		Ulani MSN 37894		2.184	12/20/24	7,411
2,630,844		Union 16 Leasing LLC		1.863	01/22/25	2,574
6,980,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	7,154
750,000		US Department of Housing and Urban Development (HUD)		2.050	08/01/19	749
2,196,000		HUD		4.870	08/01/19	2,214
2,632,000		HUD		4.960	08/01/20	2,656
2,310,000		HUD		5.050	08/01/21	2,330
3,217,000		HUD		2.910	08/01/23	3,244
4,000,000		HUD		2.860	08/01/26	4,016
		TOTAL AGENCY SECURITIES				478,244

FOREIGN GOVERNMENT BONDS - 3.9%
13,550,000		African Development Bank		2.375	09/23/21	13,562
9,500,000		Asian Development Bank		2.125	03/19/25	9,350
14,000,000		Asian Development Bank		3.125	09/26/28	14,674
17,000,000	g	Bank Nederlandse Gemeenten NV		2.125	12/14/20	16,913
6,000,000	g	Caisse d’Amortissement de la Dette Sociale		2.000	04/17/20	5,972
4,849,452	g	Carpintero Finance Ltd		2.004	09/18/24	4,766
4,900,000	g	CDP Financial, Inc		2.750	03/07/22	4,931
5,000,000	g	CPPIB Capital, Inc		2.750	11/02/27	4,998
2,000,000		European Investment Bank		2.000	03/15/21	1,985
20,750,000	e	European Investment Bank		2.125	04/13/26	20,344
3,750,000	e	European Investment Bank		2.375	05/24/27	3,719
2,000,000		European Investment Bank		4.875	02/15/36	2,533
12,000,000	e	Export Development Canada		1.375	10/21/21	11,709
12,500,000		Export Development Canada		2.625	02/21/24	12,651
15,000,000	g	Finnvera Oyj		2.375	06/04/25	14,786
6,082,000		Hydro Quebec		8.400	01/15/22	6,992
20,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	2.797	01/15/22	19,986
19,250,000	e	International Bank for Reconstruction & Development		3.125	11/20/25	20,049
27,900,000	g	International Development Association		2.750	04/24/23	28,325
46,500,000		International Finance Corp		1.546	11/04/21	45,305
41,500,000		International Finance Corp		2.125	04/07/26	40,653
5,000,000		Japan Bank for International Cooperation		1.875	04/20/21	4,937
9,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	8,902
3,350,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	3,440
12,500,000	e,g	Kommunalbanken AS.		2.125	02/11/25	12,243
18,500,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	3.520	07/06/22	18,574
3,000,000	e	Kreditanstalt fuer Wiederaufbau		1.875	11/30/20	2,976
16,750,000	e	Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	16,616
10,000,000	e	Kreditanstalt fuer Wiederaufbau		2.625	01/25/22	10,083
3,000,000	g	Nacional Financiera SNC		3.375	11/05/20	3,000
15,000,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	15,381
25,000,000	e,g	Nederlandse Waterschapsbank NV		2.375	03/24/26	24,678
3,725,000		North American Development Bank		4.375	02/11/20	3,777
22,800,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	22,982
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$10,500,000	e,g	Perusahaan Penerbit SBSN Indonesia III		3.900%	08/20/24	$10,633
15,000,000		Province of Manitoba Canada		2.100	09/06/22	14,786
12,700,000		Province of Manitoba Canada		3.050	05/14/24	12,975
5,000,000		Province of Ontario Canada		4.400	04/14/20	5,093
12,500,000	e	Province of Ontario Canada		3.050	01/29/24	12,779
10,000,000		Province of Quebec Canada		3.500	07/29/20	10,132
10,000,000		Province of Quebec Canada		2.750	04/12/27	10,023
5,000,000		Province of Quebec Canada		7.500	09/15/29	7,052
		TOTAL FOREIGN GOVERNMENT BONDS				535,265

MORTGAGE BACKED - 5.9%
2,600,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	2,598
10,281,396		FHLMC		3.500	08/15/43	10,570
4,171,780		FHLMC		3.000	03/15/44	4,181
9,019,454		FHLMC		3.500	09/15/44	9,214
14,604,208	i	FHLMC	LIBOR 1 M + 0.300%	2.784	06/15/48	14,454
9,127,630	i	FHLMC	LIBOR 1 M + 9.920%	5.946	06/15/48	10,359
7,053,986	i	FHLMC	LIBOR 1 M + 9.840%	5.866	10/15/48	7,893
10,689		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	11
2,492		FGLMC		7.000	05/01/23	3
4,135,348		FGLMC		3.500	03/01/27	4,235
13,419		FGLMC		8.000	01/01/31	14
246,262		FGLMC		4.500	07/01/33	261
1,666,468		FGLMC		7.000	12/01/33	1,913
505,300		FGLMC		7.000	05/01/35	576
1,182,008		FGLMC		5.000	06/01/36	1,274
379,379		FGLMC		5.000	07/01/39	410
629,390		FGLMC		4.500	10/01/44	665
677,316		FGLMC		4.500	11/01/44	715
985,017		FGLMC		4.500	11/01/44	1,040
381,290		FGLMC		4.500	12/01/44	400
625,788		FGLMC		4.500	12/01/44	661
2,405,341		FGLMC		3.500	04/01/45	2,463
22,242,287		FGLMC		3.500	10/01/45	22,761
10,568,793		FGLMC		4.000	12/01/45	11,050
34,487,176		FGLMC		3.500	08/01/46	35,292
11,655,791		FGLMC		3.000	01/01/47	11,610
15,436,459		FGLMC		3.000	02/01/47	15,375
1,036,422		FGLMC		4.500	06/01/47	1,102
2,547,171		FGLMC		4.000	09/01/47	2,639
8,726,266		FGLMC		3.500	03/01/48	8,914
14,323,175		FGLMC		4.000	03/01/48	14,997
3,540,194		FGLMC		4.000	07/01/48	3,709
10,865,781		FGLMC		4.500	08/01/48	11,591
7,000,000		Federal National Mortgage Association (FNMA)		1.625	01/21/20	6,955
13,455		FNMA		8.000	07/01/24	15
18,500,000	i	FNMA		2.785	02/25/27	18,413
3,500,000	i	FNMA		3.325	06/25/28	3,601
7,052,406		FNMA		3.500	02/01/32	7,217
3,072,685		FNMA		3.500	05/01/32	3,153
7,656,599		FNMA		3.500	07/01/32	7,836
1,437,723		FNMA		3.000	11/01/32	1,451
3,143,098		FNMA		5.000	05/01/35	3,381
1,999,090		FNMA		5.000	10/01/35	2,151
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,514,527		FNMA	5.000%	02/01/36	$1,638
1,968,720		FNMA	5.500	11/01/38	2,164
18,503		FNMA	4.500	04/01/39	19
29,485		FNMA	4.500	02/01/40	31
324,123		FNMA	5.000	08/01/40	348
1,626,986		FNMA	5.000	09/01/40	1,755
113,597		FNMA	4.500	11/01/40	121
205,341		FNMA	4.500	01/01/41	219
132,883		FNMA	4.500	02/01/41	142
2,738,792		FNMA	5.000	05/01/41	2,954
196,021		FNMA	4.500	06/01/41	209
197,408		FNMA	4.500	06/01/41	211
436,610		FNMA	5.000	06/01/41	471
1,392,146		FNMA	5.000	07/01/41	1,501
277,997		FNMA	4.500	12/01/41	297
211,531		FNMA	4.500	01/01/42	226
185,428		FNMA	4.500	04/01/42	198
1,476,515		FNMA	4.500	04/01/42	1,561
203,006		FNMA	4.500	06/01/42	216
2,035,166		FNMA	4.500	06/01/42	2,149
170,758		FNMA	4.500	07/01/42	182
2,514,897		FNMA	3.000	04/25/43	2,522
789,908		FNMA	4.500	06/01/44	831
8,621,943		FNMA	4.500	06/01/44	9,063
2,074,335		FNMA	4.500	08/01/44	2,181
4,683,135		FNMA	4.500	10/01/44	4,925
9,621,583		FNMA	4.500	11/01/44	10,118
2,129,361		FNMA	4.500	12/01/44	2,239
11,099,214		FNMA	3.000	02/25/45	11,211
3,293,818		FNMA	3.000	02/25/45	3,326
340,107		FNMA	3.500	03/01/45	348
190,137		FNMA	3.500	03/01/45	194
515,456		FNMA	4.500	03/01/45	542
3,412,437		FNMA	3.000	03/25/45	3,440
640,436		FNMA	4.500	04/01/45	673
8,786,003		FNMA	3.500	04/25/45	9,016
13,842,808		FNMA	3.500	04/25/45	14,190
4,712,227		FNMA	3.500	05/01/45	4,825
24,647,892		FNMA	3.000	12/25/45	24,733
7,609,040		FNMA	3.500	01/01/46	7,782
9,155,754		FNMA	4.000	01/01/46	9,565
9,405,775		FNMA	3.500	06/01/46	9,616
2,653,842		FNMA	3.500	08/01/46	2,702
6,899,385		FNMA	3.500	10/01/46	7,054
2,493,959	h	FNMA	3.000	11/01/46	2,484
6,705,019		FNMA	3.500	12/01/46	6,814
22,564,694		FNMA	3.500	01/01/47	22,900
2,803,907		FNMA	3.000	04/25/47	2,811
5,895,267		FNMA	4.500	01/01/48	6,280
4,848,556		FNMA	4.500	02/01/48	5,164
55,478,931		FNMA	3.000	02/25/48	55,779
6,136,113		FNMA	4.000	03/01/48	6,416
21,042,174		FNMA	4.500	03/01/48	22,411
57,587,493		FNMA	4.000	04/01/48	59,460
4,250,509		FNMA	4.500	05/01/48	4,527
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,198,110		FNMA	4.500%	05/01/48	$3,406
6,660,053	h	FNMA	4.000	08/01/48	6,866
7,687,644		FNMA	5.000	08/01/48	8,327
10,503,909	h	FNMA	4.500	12/01/48	10,976
1,165,160		FNMA	5.000	12/01/48	1,234
2,000,000	h	FNMA	3.000	04/25/49	1,992
4,000,000	h	FNMA	3.500	04/25/49	4,055
4,708,503		Government National Mortgage Association (GNMA)	2.580	08/15/25	4,606
59,558		GNMA	6.500	05/20/31	69
7,523,534		GNMA	2.640	01/15/33	7,395
10,584,427		GNMA	2.690	06/15/33	10,246
8,583,265		GNMA	3.700	10/15/33	8,764
59,743		GNMA	6.000	10/20/36	66
68,770		GNMA	6.000	01/20/37	76
391,815		GNMA	6.000	02/20/37	435
176,004		GNMA	5.000	04/15/38	189
107,095		GNMA	6.000	08/20/38	118
239,509		GNMA	6.500	11/20/38	272
23,277		GNMA	4.500	02/20/39	25
8,069,217		GNMA	3.700	08/15/40	8,250
32,941		GNMA	4.500	08/20/41	35
113,784		GNMA	4.500	09/20/41	121
25,725		GNMA	4.500	01/20/44	27
25,839		GNMA	4.500	02/20/44	27
49,645		GNMA	4.500	05/20/44	53
319,668		GNMA	4.500	05/20/44	339
364,545		GNMA	4.500	08/20/44	387
248,578		GNMA	4.500	09/20/44	260
137,950		GNMA	4.500	10/20/44	146
74,286		GNMA	4.500	11/20/44	78
225,619		GNMA	4.500	12/20/44	240
331,265		GNMA	4.500	02/20/45	352
423,859		GNMA	4.500	08/20/45	450
354,335		GNMA	4.500	08/20/45	374
381,808		GNMA	4.500	12/20/45	405
5,225,800		GNMA	4.000	06/20/46	804
17,255,252		GNMA	3.000	12/20/47	17,343
41,999,976		GNMA	3.500	12/20/47	42,948
20,247,012		GNMA	3.000	01/20/48	20,350
18,747,651		GNMA	3.500	01/20/48	19,170
7,465,382		GNMA	4.000	12/20/48	7,714
9,008,572		GNMA	3.500	01/20/49	9,201
		TOTAL MORTGAGE BACKED			818,068

MUNICIPAL BONDS - 4.6%
3,340,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	3,457
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,262
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,778
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,653
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,187
3,135,300		California Earthquake Authority	2.805	07/01/19	3,134
13,000,000		California Housing Finance Agency	2.966	08/01/22	13,097
3,380,000		Chicago Board of Education	5.000	12/01/20	3,507
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$14,000,000		Chicago Housing Authority	4.361%	01/01/38	$14,803
9,700,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	12,239
3,500,000		City & County Honolulu HI Wastewater System Revenue	3.200	07/01/26	3,571
3,035,000		City & County of Honolulu HI	2.668	10/01/27	2,974
1,250,000		City & County of Honolulu HI	6.114	07/01/29	1,261
5,645,000		City & County of Honolulu HI	3.974	09/01/35	5,846
1,615,000		City & County of Honolulu HI	4.004	09/01/36	1,661
7,085,000		City & County of San Francisco CA	4.000	04/01/47	7,165
5,500,000		City & County of San Francisco CA	4.000	09/01/48	5,510
2,750,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,742
5,395,000		City of Chicago IL	7.750	01/01/42	6,889
1,105,000		City of Chicago IL	7.750	01/01/42	1,195
7,280,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	7,297
475,000		City of Eugene, OR	6.320	08/01/22	510
1,250,000		City of Florence SC	4.250	12/01/34	1,291
1,000,000		City of Houston TX Combined Utility System Revenue	3.375	11/15/24	1,036
1,275,000		City of Houston TX Combined Utility System Revenue	4.172	11/15/38	1,331
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,499
925,000		City of Jersey City NJ	2.423	09/01/19	923
5,145,000		City of Los Angeles CA	3.320	09/01/24	5,304
5,145,000		City of Los Angeles CA	3.450	09/01/25	5,346
7,500,000		City of Los Angeles CA	3.880	09/01/38	7,645
1,780,000	g	City of Miami FL	4.808	01/01/39	1,879
3,010,000		City of Norfolk VA	3.000	10/01/35	2,696
3,665,000		City of Norfolk VA	3.050	10/01/36	3,228
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.000	11/01/26	3,370
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,811
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	18,854
1,000,000		City of San Juan Capistrano CA	3.700	08/01/31	1,025
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	995
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,147
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,311
2,730,000		Commonwealth Financing Authority	3.864	06/01/38	2,774
7,650,000		County of Alameda CA	3.820	08/01/38	7,820
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,481
995,000	h	County of Saline AR	3.550	06/01/42	1,008
15,000,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	17,268
760,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	766
9,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	8,990
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	14,552
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,082
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,333
4,135,000		Greene County OH	2.720	12/01/21	4,136
4,365,000		Greene County OH	3.120	12/01/23	4,369
4,615,000		Greene County OH	3.270	12/01/24	4,619
4,755,000		Greene County OH	3.420	12/01/25	4,760
1,300,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,486
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	987
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,130
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	559
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,659
3,540,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,477
185,000		Massachusetts Housing Finance Agency	4.782	12/01/20	187
4,650,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	5,258
3,500,000		Metropolitan Council	1.750	09/01/20	3,465
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,044
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$8,000,000		Michigan Finance Authority		5.000%	07/01/22	$8,836
500,000		Michigan Finance Authority		5.000	07/01/22	542
8,945,000		Michigan Finance Authority		5.000	07/01/22	9,880
2,500,000		Michigan Finance Authority		5.000	07/01/30	2,816
2,000,000		Michigan Finance Authority		5.000	07/01/31	2,244
8,500,000		New Jersey Economic Development Authority		4.271	06/15/20	8,594
7,400,000		New Jersey Economic Development Authority		5.706	06/15/30	8,442
3,000,000		New Jersey Economic Development Authority		5.756	06/15/31	3,456
3,375,000		New Mexico Finance Authority		4.090	06/15/38	3,514
1,590,000		New York State Energy Research & Development Authority		2.372	07/01/19	1,588
1,285,000		New York State Energy Research & Development Authority		2.772	07/01/20	1,289
1,590,000		New York State Energy Research & Development Authority		3.206	07/01/22	1,626
1,255,000		New York State Environmental Facilities Corp		3.045	06/15/24	1,281
1,225,000		New York State Environmental Facilities Corp		3.195	06/15/25	1,260
2,120,000		New York State Environmental Facilities Corp		3.520	07/15/27	2,217
17,500,000		New York Transportation Development Corp		5.000	01/01/26	20,313
4,750,000		Northern California Power Agency		4.320	07/01/24	4,971
4,760,000		Ohio State Water Development Authority		4.879	12/01/34	5,411
700,000		Oklahoma Water Resources Board		3.071	04/01/22	715
13,250,000	g	Oregon State Business Development Commission		6.500	04/01/31	12,791
2,500,000		Palm Beach County Solid Waste Authority		2.636	10/01/24	2,497
1,070,000		Pend Oreille County Public Utility District No Box Canyon		3.621	01/01/21	1,070
4,500,000		Pend Oreille County Public Utility District No Box Canyon		5.000	01/01/30	4,669
1,000,000		Sacramento Area Flood Control Agency		2.699	10/01/22	997
435,000		San Francisco City & County Redevelopment Agency		3.113	08/01/22	440
2,000,000		San Francisco City & County Redevelopment Agency		4.375	08/01/44	2,056
38,830,000		State of California		3.750	10/01/37	40,293
11,565,000		State of California		4.600	04/01/38	12,321
10,050,000		State of California		4.988	04/01/39	10,845
2,000,000	i	State of California		2.193	04/01/47	1,994
4,400,000	i	State of California	LIBOR 1 M + 0.780%	3.270	04/01/47	4,418
9,800,000		State of Illinois		5.000	02/01/20	10,024
8,000,000		State of Illinois		5.000	02/01/22	8,502
9,000,000		State of Illinois		5.520	04/01/38	8,723
1,500,000		State of Louisiana		1.769	08/01/20	1,484
4,505,000		State of Michigan		3.375	12/01/20	4,567
4,405,000		State of Michigan		3.590	12/01/26	4,533
2,500,000		State of Ohio		5.412	09/01/28	3,009
2,500,000		State of Texas		2.749	10/01/23	2,528
5,000,000		State of Texas		6.072	10/01/29	5,086
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,025,000	State of Texas	3.576%	08/01/34	$2,045
3,370,000	State of Texas	3.726	08/01/43	3,411
3,000	State of Wisconsin	5.700	05/01/26	3
4,000,000	Suffolk County Water Authority	4.000	06/01/39	4,268
1,650,000	Syracuse Industrial Development Agency	5.000	01/01/36	1,633
2,280,000	Tampa Bay Water	2.612	10/01/25	2,249
3,225,000	Tampa Bay Water	2.782	10/01/26	3,207
3,000,000	Tampa Bay Water	2.952	10/01/27	3,011
1,255,000	Texas Water Development Board	4.248	10/15/35	1,319
5,880,000	Texas Water Development Board	4.340	10/15/48	6,086
4,170,000	Texas Water Development Board	4.648	04/15/50	4,410
5,000,000	Tuolumne Wind Project Authority	6.918	01/01/34	6,322
3,035,000	University of California	3.809	05/15/28	3,206
11,400,000	University of California	4.009	05/15/30	12,157
1,000,000	University of Cincinnati	3.250	06/01/29	1,038
1,560,000	University of Cincinnati	3.650	06/01/34	1,609
1,615,000	University of Cincinnati	3.700	06/01/35	1,668
18,000,000	University of New Mexico	3.532	06/20/32	18,255
17,500,000	University of Virginia	3.570	04/01/45	17,842
5,000,000	Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,211
3,000,000	Vermont Educational & Health Buildings Financing Agency	4.000	12/01/46	3,113
1,000,000	Washington County Clean Water Services	5.078	10/01/24	1,113
3,750,000	Water Works Board of the City of Birmingham	1.988	01/01/21	3,712
3,100,000	Water Works Board of the City of Birmingham	2.192	01/01/22	3,069
600,000	West Virginia Water Development Authority	5.000	11/01/21	649
1,345,000	West Virginia Water Development Authority	5.000	11/01/22	1,494
1,000,000	West Virginia Water Development Authority	5.000	11/01/23	1,139
	TOTAL MUNICIPAL BONDS			633,720

U.S. TREASURY SECURITIES - 3.2%
6,000,000	United States Treasury Bond	3.125	02/15/43	6,370
1,000,000	United States Treasury Bond	3.375	05/15/44	1,108
66,090,000	United States Treasury Bond	2.875	11/15/46	67,061
88,925,000	United States Treasury Bond	3.000	05/15/47	92,367
4,556,000	United States Treasury Bond	3.375	11/15/48	5,082
13,285,000	United States Treasury Note	1.375	05/31/21	13,037
19,110,000	United States Treasury Note	2.500	02/15/22	19,256
4,150,000	United States Treasury Note	2.000	07/31/22	4,120
4,500,000	United States Treasury Note	1.750	09/30/22	4,428
12,234,500	United States Treasury Note	1.625	11/15/22	11,982
42,880,000	United States Treasury Note	2.875	09/30/23	44,048
11,550,000	United States Treasury Note	2.625	12/31/23	11,752
71,295,000	United States Treasury Note	2.375	02/29/24	71,799
1,525,000	United States Treasury Note	2.250	10/31/24	1,523
9,350,000	United States Treasury Note	2.125	11/30/24	9,276
5,560,000	United States Treasury Note	2.750	06/30/25	5,706
43,290,000	United States Treasury Note	2.500	02/28/26	43,804
30,645,000	United States Treasury Note	2.625	02/15/29	31,241
	TOTAL U.S. TREASURY SECURITIES			443,960

	TOTAL GOVERNMENT BONDS			2,909,257
	(Cost $2,870,358)
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
STRUCTURED ASSETS - 4.2%

ASSET BACKED - 1.5%
$1,500,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	3.146%	02/28/41	$1,469
		Series - 2006 A (Class M3)
100,000	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	3.156	04/25/36	99
		Series - 2006 SD1 (Class M1)
4,000,000	g	Capital Automotive REIT		3.660	10/15/44	4,003
		Series - 2014 1A (Class A)
3,923,333	g	Capital Automotive REIT		3.870	04/15/47	3,951
		Series - 2017 1A (Class A1)
644,328	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.566	07/25/36	634
		Series - 2006 CB6 (Class A1)
4,001,302	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	3.341	06/25/34	3,915
		Series - 2004 OPT1 (Class M1)
2,962,500	g	DB Master Finance LLC		3.629	11/20/47	2,965
		Series - 2017 1A (Class A2I)
875,250	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	903
		Series - 2015 1A (Class A2II)
11,918,500	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	11,774
		Series - 2017 1A (Class A2II)
1,588,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	1,612
		Series - 2018 1A (Class A2I)
7,822,939	†,g	HERO Funding Trust		3.840	09/21/40	8,243
		Series - 2015 1A (Class A)
1,854,078	†,g	HERO Funding Trust		3.990	09/21/40	1,882
		Series - 2014 2A (Class A)
3,811,730	g	HERO Funding Trust		3.750	09/20/41	3,867
		Series - 2016 2A (Class A)
3,638,872	g	HERO Funding Trust		4.050	09/20/41	3,735
		Series - 2016 1A (Class A)
1,405,129	g	HERO Funding Trust		3.080	09/20/42	1,388
		Series - 2016 3A (Class A1)
9,034,916	g	HERO Funding Trust		3.710	09/20/47	9,201
		Series - 2017 1A (Class A1)
9,502,923	g	HERO Funding Trust		3.190	09/20/48	9,580
		Series - 2017 3A (Class A1)
2,250,773	g	HERO Funding Trust		3.280	09/20/48	2,222
		Series - 2017 2A (Class A1)
10,456,571	g	HERO Funding Trust		4.670	09/20/48	10,813
		Series - 2018 1A (Class A2)
604,443	†,g	HERO Residual Funding		4.500	09/21/42	601
		Series - 2016 1R (Class A1)
2,800,000	g	Houston Galleria Mall Trust		3.087	03/05/37	2,794
		Series - 2015 HGLR (Class A1A2)
1,129,287	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 1.050%	3.266	12/27/33	1,128
		Series - 2004 NC1 (Class M1)
7,082,243	g	Mosaic Solar Loans LLC		3.820	06/22/43	7,058
		Series - 2017 2A (Class A)
2,357,967	g	MVW Owner Trust		2.420	12/20/34	2,313
		Series - 2017 1A (Class A)
5,467,123	g,i	Navient Student Loan Trust	LIBOR 1 M + 0.250%	2.736	06/27/67	5,457
		Series - 2018 4A (Class A1)
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$400,000	i	RASC	LIBOR 1 M + 0.590%	3.080%	08/25/35	$400
		Series - 2005 KS8 (Class M4)
4,955,733	g	Renew		3.670	09/20/52	5,055
		Series - 2017 1A (Class A)
11,318,620	g	Renew		3.950	09/20/53	11,574
		Series - 2018 1 (Class A)
128,615		Santander Drive Auto Receivables Trust		2.740	12/15/21	129
		Series - 2015 5 (Class C)
376,947	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	375
		Series - 2015 3A (Class A)
266,708	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	266
		Series - 2015 3A (Class B)
4,824,470	g	SolarCity LMC		4.590	04/20/44	4,918
		Series - 2014 1 (Class A)
23,660,733	g	SolarCity LMC		4.020	07/20/44	23,741
		Series - 2014 2 (Class A)
4,396,427	g	SolarCity LMC		4.800	09/20/48	4,512
		Series - 2016 A (Class A)
2,162,289	g	SpringCastle America Funding LLC		3.050	04/25/29	2,160
		Series - 2016 AA (Class A)
39,929	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	3.386	09/25/34	40
		Series - 2004 8 (Class M1)
73,591	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	3.486	09/25/34	73
		Series - 2004 8 (Class A9)
2,558,044	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.989	04/25/35	2,499
		Series - 2005 7XS (Class 2A1A)
2,939,615	g	Sunrun Athena Issuer LLC		5.310	04/30/49	3,039
		Series - 2018 1 (Class A)
11,759,269	g	TES LLC		4.330	10/20/47	12,114
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,593
		Series - 2017 1A (Class B)
9,640,110	g	TES LLC		4.120	02/20/48	9,522
		Series - 2017 2A (Class A)
7,042,391	g	Tesla Auto Lease Trust		2.320	12/20/19	7,033
		Series - 2018 A (Class A)
4,415,389	g	Tesla Auto Lease Trust		3.710	08/20/21	4,466
		Series - 2018 B (Class A)
2,906,104		Toyota Auto Receivables Owner Trust		1.300	04/15/20	2,901
		Series - 2016 B (Class A3)
14,978,802	g	Vivint Colar Financing V LLC		4.730	04/30/48	15,520
		Series - 2018 1A (Class A)
63,456	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.846	05/25/35	63
		Series - 2005 SD1 (Class A)
2,962,500	g	Wendys Funding LLC		3.573	03/15/48	2,921
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				217,521

OTHER MORTGAGE BACKED - 2.7%
2,015,000	g,i	20 TSQ GroundCo LLC		3.100	05/15/35	1,998
		Series - 2018 20TS (Class B)
1,387,469	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	1,375
		Series - 2014 3 (Class A13)
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$659,036	g,i	Agate Bay Mortgage Trust		3.500%	09/25/45	$648
		Series - 2015 6 (Class A9)
259,702	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	2.986	06/25/34	259
		Series - 2004 8CB (Class M1)
2,000,000	†,g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	308
		Series - 2007 5 (Class B)
4,740,575	g,i	Bancorp Commercial Mortgage Trust	LIBOR 1 M + 0.900%	3.384	09/15/35	4,728
		Series - 2018 CRE4 (Class A)
5,440,000	g,i	BBCMS Mortgage Trust		4.267	08/05/38	4,804
		Series - 2018 CHRS (Class E)
12,500,000	g	BBCMS Trust		3.593	09/15/32	12,769
		Series - 2015 MSQ (Class A)
6,000,000	g	BBCMS Trust		3.894	09/15/32	6,090
		Series - 2015 MSQ (Class B)
12,870,000	g,h,i	Benchmark Mortgage Trust		3.899	03/15/62	12,605
		Series - 2019 B10 (Class 3CCA)
4,000,000	g	BWAY Mortgage Trust		2.917	01/10/35	3,979
		Series - 2015 1740 (Class A)
2,000,000	i	CD Commercial Mortgage Trust		3.879	11/10/49	2,035
		Series - 2016 CD2 (Class B)
2,000,000	i	Citigroup Commercial Mortgage Trust		4.143	04/10/48	2,011
		Series - 2015 GC29 (Class C)
3,000,000	g,i	Cityline Commercial Mortgage Trust		2.778	11/10/31	2,984
		Series - 2016 CLNE (Class A)
2,750,000	g,i	COMM Mortgage Trust		3.413	10/10/29	2,733
		Series - 2017 PANW (Class B)
7,500,000	g,i	COMM Mortgage Trust		3.538	10/10/29	7,514
		Series - 2017 PANW (Class C)
8,811,000	g	COMM Mortgage Trust		3.544	03/10/31	9,081
		Series - 2013 WWP (Class C)
925,000	g,i	COMM Mortgage Trust		4.793	08/10/46	978
		Series - 2013 CR10 (Class B)
2,000,000		COMM Mortgage Trust		4.701	03/10/47	2,088
		Series - 2014 UBS2 (Class B)
2,500,000	g,i	COMM Mortgage Trust		4.118	03/10/48	2,366
		Series - 2015 CR22 (Class D)
1,525,000	i	COMM Mortgage Trust		4.252	05/10/48	1,566
		Series - 2015 CR23 (Class C)
4,000,000	i	COMM Mortgage Trust		4.252	05/10/48	3,822
		Series - 2015 CR23 (Class D)
2,500,000	i	COMM Mortgage Trust		3.463	08/10/48	2,188
		Series - 2015 CR24 (Class D)
3,390,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	5.086	05/25/24	3,554
		Series - 2014 C02 (Class 1M2)
8,151,902	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.486	07/25/24	8,654
		Series - 2014 C03 (Class 1M2)
1,905,485	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	7.486	11/25/24	2,127
		Series - 2014 C04 (Class 2M2)
5,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.736	01/25/29	5,500
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	6.936	01/25/29	2,463
		Series - 2016 C05 (Class 2M2)
1,743,641	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.436	10/25/29	1,747
		Series - 2017 C03 (Class 1M1)
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$612,366	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.336%	11/25/29	$613
		Series - 2017 C04 (Class 2M1)
1,745,596	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	3.086	07/25/30	1,742
		Series - 2018 C01 (Class 1M1)
6,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	3.965	08/25/30	5,982
		Series - 2018 C02 (Class 2M2)
2,014,749	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	3.166	10/25/30	2,014
		Series - 2018 C03 (Class 1M1)
148,680	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.236	12/25/30	149
		Series - 2018 C04 (Class 2M1)
4,710,636	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	3.206	01/25/31	4,709
		Series - 2018 C05 (Class 1M1)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.350%	4.836	01/25/31	3,012
		Series - 2018 C05 (Class 1M2)
3,495,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.100%	4.586	03/25/31	3,450
		Series - 2018 C06 (Class 2M2)
955,405	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.236	04/25/31	955
		Series - 2018 R07 (Class 1M1)
507,243	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.336	07/25/31	507
		Series - 2019 R01 (Class 2M1)
505,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	4.936	07/25/31	506
		Series - 2019 R01 (Class 2M2)
1,986,079	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.336	08/25/31	1,987
		Series - 2019 R02 (Class 1M1)
6,650,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	6,757
		Series - 2017 C8 (Class 85BA)
8,750,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	8,816
		Series - 2017 C8 (Class 85BB)
5,000,000	g,i	CSMC Trust		3.728	11/10/32	5,116
		Series - 2017 CALI (Class B)
4,005,402	g,i	CSMC Trust		3.500	02/25/48	3,909
		Series - 2018 J1 (Class A11)
1,715,000	g,i	DBUBS Mortgage Trust		5.699	11/10/46	1,787
		Series - 2011 LC1A (Class C)
6,800,076	g,i	Flagstar Mortgage Trust		4.000	05/25/48	6,872
		Series - 2018 3INV (Class A3)
1,371,854	g,i	Flagstar Mortgage Trust		4.000	09/25/48	1,370
		Series - 2018 5 (Class A11)
3,660,000	i	GMAC Commercial Mortgage Securities, Inc		4.984	12/10/41	3,658
		Series - 2004 C3 (Class C)
10,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	10,106
		Series - 2014 GRCE (Class A)
3,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	3.574	10/15/31	3,002
		Series - 2018 HART (Class A)
2,535,000	g,i	GS Mortgage Securities Trust		5.182	12/10/43	2,618
		Series - 2010 C2 (Class B)
3,000,000		GS Mortgage Securities Trust		3.143	10/10/49	2,936
		Series - 2016 GS3 (Class AS)
830,000	i	GS Mortgage Securities Trust		3.802	11/10/49	802
		Series - 2016 GS4 (Class C)
2,000,000	g	GS Mortgage Securities Trust		3.000	02/10/52	1,716
		Series - 2019 GC38 (Class D)
1,481,872	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	3.102	08/19/45	1,445
		Series - 2005 11 (Class 2A1A)
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$6,000,000	g	Hudson Yards Mortgage Trust		2.835%	08/10/38	$5,869
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	4,881
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	4,831
		Series - 2016 10HY (Class C)
317,183	i	Impac CMB Trust	LIBOR 1 M + 0.660%	3.146	03/25/35	311
		Series - 2004 11 (Class 2A1)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.399	07/15/46	3,158
		Series - 2011 C4 (Class C)
9,423,989	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.646	06/25/37	9,245
		Series - 2007 CH5 (Class A1)
1,693,088	g,i	JP Morgan Mortgage Trust		3.623	12/25/44	1,692
		Series - 2015 1 (Class B1)
591,732	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	584
		Series - 2015 3 (Class A19)
2,090,413	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	2,066
		Series - 2015 6 (Class A13)
1,209,204	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	1,192
		Series - 2016 1 (Class A13)
175,274	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	175
		Series - 2017 1 (Class A3)
4,851,203	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	4,854
		Series - 2017 2 (Class A5)
1,363,053	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,349
		Series - 2017 2 (Class A13)
2,146,238	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	2,148
		Series - 2017 3 (Class 1A5)
1,032,195	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	1,033
		Series - 2018 3 (Class A5)
466,030	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	466
		Series - 2018 5 (Class A5)
3,260,631	g,i	JP Morgan Mortgage Trust		3.000	12/25/48	3,210
		Series - 2017 6 (Class A6)
2,032,638	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	2,034
		Series - 2018 6 (Class 1A3)
1,551,294	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	1,551
		Series - 2018 8 (Class A13)
3,470,408	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	3,482
		Series - 2018 9 (Class A13)
3,970,199	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	3,990
		Series - 2019 1 (Class A15)
10,730	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	11
		Series - 2007 C6 (Class AM)
4,000,000	g,i	MAD Mortgage Trust		3.142	08/15/34	3,994
		Series - 2017 330M (Class B)
857,447	i	ML-CFC Commercial Mortgage Trust		5.501	03/12/51	858
		Series - 2007 6 (Class AM)
21,000,000	g	Morgan Stanley Capital I Trust		3.350	07/13/29	21,269
		Series - 2014 CPT (Class A)
2,000,000	g,i	Morgan Stanley Capital I Trust		3.446	07/13/29	1,996
		Series - 2014 CPT (Class E)
25,467	i	Morgan Stanley Capital I Trust		5.389	11/12/41	25
		Series - 2006 HQ10 (Class AJ)
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$102,994	i	Morgan Stanley Capital I Trust		6.239%	10/15/42	$103
		Series - 2006 IQ11 (Class AJ)
1,897,980	i	Morgan Stanley Capital I Trust		6.113	12/12/49	1,430
		Series - 2007 IQ16 (Class AJFX)
5,000,000	g,i	MSDB Trust		3.316	07/11/39	5,026
		Series - 2017 712F (Class A)
15,780,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 0.784%	3.267	07/15/33	15,675
		Series - 2018 850T (Class A)
17,385,000	g	OBP Depositor LLC Trust		4.646	07/15/45	17,596
		Series - 2010 OBP (Class A)
3,900,000	g	One Market Plaza Trust		3.614	02/10/32	3,992
		Series - 2017 1MKT (Class A)
1,062,547	g,i	Sequoia Mortgage Trust		3.500	06/25/46	1,050
		Series - 2016 1 (Class A19)
427,830	g,i	Sequoia Mortgage Trust		3.500	11/25/46	429
		Series - 2016 3 (Class A10)
2,552,802	g,i	Sequoia Mortgage Trust		3.500	04/25/47	2,520
		Series - 2017 3 (Class A19)
4,109,907	g,i	Sequoia Mortgage Trust		3.000	08/25/47	4,061
		Series - 2017 5 (Class A5)
743,099	g,i	Sequoia Mortgage Trust		3.500	02/25/48	733
		Series - 2018 2 (Class A19)
2,506,627	g,i	Sequoia Mortgage Trust		3.500	05/25/48	2,515
		Series - 2018 5 (Class A4)
1,661,911	g,i	Sequoia Mortgage Trust		4.000	06/25/48	1,681
		Series - 2018 CH2 (Class A21)
513,310	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	512
		Series - 2016 1 (Class 1A10)
3,955,271	g,h,i	Shellpoint Co-Originator Trust		3.500	10/25/47	3,939
		Series - 2017 2 (Class A1)
737,085	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	6.286	03/25/25	777
		Series - 2015 HQ1 (Class M3)
1,750,000	i	STACR	LIBOR 1 M + 1.350%	3.836	03/25/29	1,765
		Series - 2016 HQA3 (Class M2)
210,668	i	STACR	LIBOR 1 M + 1.200%	3.686	07/25/29	212
		Series - 2017 DNA1 (Class M1)
4,549,905	i	STACR	LIBOR 1 M + 1.200%	3.686	10/25/29	4,574
		Series - 2017 DNA2 (Class M1)
2,045,704	i	STACR	LIBOR 1 M + 0.750%	3.236	03/25/30	2,044
		Series - 2017 DNA3 (Class M1)
284,132	i	STACR	LIBOR 1 M + 0.450%	2.936	07/25/30	283
		Series - 2018 DNA1 (Class M1)
1,698,032	g,i	STACR		3.819	05/25/48	1,696
		Series - 2018 SPI2 (Class M1)
1,606,959	g,i	STACR		4.167	08/25/48	1,618
		Series - 2018 SPI3 (Class M1)
5,000,000	g,i	VMC Finance LLC	LIBOR 1 M + 0.920%	3.404	10/15/35	4,989
		Series - 2018 FL2 (Class A)
439,076	i	Wachovia Bank Commercial Mortgage Trust		5.876	05/15/46	442
		Series - 2007 C34 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust		5.951	05/15/46	3,021
		Series - 2007 C34 (Class B)
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,650,000	i	Wachovia Bank Commercial Mortgage Trust	5.951%	05/15/46	$1,666
		Series - 2007 C34 (Class C)
		TOTAL OTHER MORTGAGE BACKED			370,133

		TOTAL STRUCTURED ASSETS			587,654
		(Cost $587,331)

		TOTAL BONDS			5,385,598
		(Cost $5,323,658)

SHARES		COMPANY
COMMON STOCKS - 59.0%

AUTOMOBILES & COMPONENTS - 0.9%
25,123	*	American Axle & Manufacturing Holdings, Inc	360
82,313		Aptiv plc	6,543
562	*,e	Autoliv, Inc	41
133,292		Bayerische Motoren Werke AG.	10,292
3,491		BorgWarner, Inc	134
228,800		Bridgestone Corp	8,816
220,582		Denso Corp	8,618
97,691		Harley-Davidson, Inc	3,484
508,180		Honda Motor Co Ltd	13,803
163,362		Magna International, Inc	7,954
56,903		Michelin (C.G.D.E.) (Class B)	6,723
7,033	*	Modine Manufacturing Co	98
336,046		Peugeot S.A.	8,200
100,987		Renault S.A.	6,677
55,407	*,e	Tesla, Inc	15,506
389,500		Toyota Motor Corp	22,946
40,640		Valeo S.A.	1,180
334	*	Visteon Corp	22
		TOTAL AUTOMOBILES & COMPONENTS	121,397

BANKS - 4.0%
20,740		Ameris Bancorp	712
24,817		Associated Banc-Corp	530
834,103		Australia & New Zealand Banking Group Ltd	15,426
5,496,711		Banca Intesa S.p.A.	13,415
2,060		Bancfirst Corp	107
2,299,292	*	Banco Bilbao Vizcaya Argentaria S.A.	13,138
817,660		Bank Hapoalim Ltd	5,434
841,607		Bank Leumi Le-Israel	5,514
1,030		Bank of Hawaii Corp	81
174,230		Bank of Montreal	13,036
317,885	e	Bank of Nova Scotia	16,922
60,679		Bank OZK	1,758
3,730		BankUnited	125
2,405		Banner Corp	130
504,427		BB&T Corp	23,471
356		Bendigo Bank Ltd	2
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
25,572		Berkshire Hills Bancorp, Inc	$697
2,280,000		BOC Hong Kong Holdings Ltd	9,462
900		BOK Financial Corp	73
6,533		Brookline Bancorp, Inc	94
8,589		Bryn Mawr Bank Corp	310
10,067		Cadence BanCorp	187
1,795,908	*	CaixaBank S.A.	5,616
19,106		Camden National Corp	797
79,444		Canadian Imperial Bank of Commerce	6,278
794,489		Citigroup, Inc	49,433
599,611		Citizens Financial Group, Inc	19,487
2,120		Columbia Banking System, Inc	69
168,527		Comerica, Inc	12,356
22,410		Commerce Bancshares, Inc	1,301
410,761	*	Commerzbank AG.	3,184
418,897		Commonwealth Bank of Australia	21,026
889		Community Trust Bancorp, Inc	36
9,015		Cullen/Frost Bankers, Inc	875
67,309	*	Customers Bancorp, Inc	1,232
681,293		DBS Group Holdings Ltd	12,718
14,324		Federal Agricultural Mortgage Corp (Class C)	1,037
337,727		Fifth Third Bancorp	8,517
21,395		First Commonwealth Financial Corp	270
6,726		First Financial Bancorp	162
14,113		First Financial Bankshares, Inc	815
1,399		First Financial Corp	59
290		First Interstate Bancsystem, Inc	11
3,952		First Merchants Corp	146
52,717		First Republic Bank	5,296
2,590		Glacier Bancorp, Inc	104
5,441		Hancock Holding Co	220
426,800		Hang Seng Bank Ltd	10,539
16,503		Heartland Financial USA, Inc	704
9,347		Heritage Financial Corp	282
24,702	*	HomeStreet, Inc	651
21,937		HomeTrust Bancshares, Inc	553
51,394		Huntington Bancshares, Inc	652
6,451		Independent Bank Corp (MA)	523
1,029,939		ING Groep NV	12,480
1,147		International Bancshares Corp	44
125,286		KBC Groep NV	8,759
995,632		Keycorp	15,681
2,791	e	Live Oak Bancshares, Inc	41
133,838		M&T Bank Corp	21,015
11,289	*	MGIC Investment Corp	149
212,400		Mitsui Trust Holdings, Inc	7,633
54,790		Mizrahi Tefahot Bank Ltd	1,129
825,235		National Australia Bank Ltd	14,828
15,790		National Bank Holdings Corp	525
7,259		National Bank of Canada	328
3,324		NBT Bancorp, Inc	120
43,621		New York Community Bancorp, Inc	505
54,855		Northfield Bancorp, Inc	762
1,532		OceanFirst Financial Corp	37
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
65,374		OFG Bancorp	$1,294
9,051		Old National Bancorp	148
15,649		Opus Bank	310
14,998		People’s United Financial, Inc	247
37,397		Pinnacle Financial Partners, Inc	2,046
294,577		PNC Financial Services Group, Inc	36,133
46,716		Popular, Inc	2,435
820		Prosperity Bancshares, Inc	57
988,195		Regions Financial Corp	13,983
993,900		Resona Holdings, Inc	4,306
590,050	e	Skandinaviska Enskilda Banken AB (Class A)	5,112
1,319,300		Standard Chartered plc	10,170
8,646		Stock Yards Bancorp, Inc	292
408,000		Sumitomo Mitsui Financial Group, Inc	14,288
27,573	*	SVB Financial Group	6,131
604,981	*,e	Svenska Handelsbanken AB	6,387
314,178	*,e	Swedbank AB (A Shares)	4,440
18,341	*	Texas Capital Bancshares, Inc	1,001
6,965		TFS Financial Corp	115
50,351	*	The Bancorp, Inc	407
422,826		Toronto-Dominion Bank	22,946
2,462		Trico Bancshares	97
17,930	*	Tristate Capital Holdings, Inc	366
1,700		Trustmark Corp	57
5,827		Umpqua Holdings Corp	96
10,176		Union Bankshares Corp	329
5,260		Univest Corp of Pennsylvania	129
723,681		US Bancorp	34,874
14,406		Webster Financial Corp	730
3,410		WesBanco, Inc	135
3,019		Westamerica Bancorporation	187
44,194	*	Western Alliance Bancorp	1,814
928,581		Westpac Banking Corp	17,117
1,110		Wintrust Financial Corp	75
1,706		WSFS Financial Corp	66
55,295		Zions Bancorporation	2,511
		TOTAL BANKS	560,440

CAPITAL GOODS - 4.2%
237,183		3M Co	49,282
623,418		ABB Ltd	11,717
881		Acuity Brands, Inc	106
7,218		Air Lease Corp	248
429		Allegion plc	39
14,787		Argan, Inc	739
456		Armstrong World Industries, Inc	36
167,764		Assa Abloy AB	3,621
26,471	*	Astronics Corp	866
372,006		Atlas Copco AB (A Shares)	10,007
346,439		Atlas Copco AB (B Shares)	8,593
75,623	*	Axon Enterprise, Inc	4,115
68,269		Barnes Group, Inc	3,510
2,120	*	Beacon Roofing Supply, Inc	68
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
54,799		Brenntag AG.	$2,817
13,142		Briggs & Stratton Corp	155
73,289	*	Builders FirstSource, Inc	978
6,729		CAE, Inc	149
2,521		Carlisle Cos, Inc	309
271,586		Caterpillar, Inc	36,797
10,312	*	Chart Industries, Inc	933
831,337		CNH Industrial NV	8,470
53,140		Cummins, Inc	8,389
81,079		Curtiss-Wright Corp	9,190
5,900	e	Daifuku Co Ltd	309
89,000		Daikin Industries Ltd	10,461
96,314		DCC plc	8,333
143,141		Deere & Co	22,880
888		Donaldson Co, Inc	44
226,502		Eaton Corp	18,247
14,474		Eiffage S.A.	1,391
4,718		EMCOR Group, Inc	345
105,478		Fastenal Co	6,783
138,335		Ferguson plc	8,811
978		Flowserve Corp	44
68,049		Fortive Corp	5,709
856		Fortune Brands Home & Security, Inc	41
20,280		Graco, Inc	1,004
27,784	*	Herc Holdings, Inc	1,083
74,225		Hexcel Corp	5,133
95,000		Hino Motors Ltd	802
97,900	e	Hitachi Construction Machinery Co Ltd	2,610
18,668		Hochtief AG.	2,705
288		Hubbell, Inc	34
386		IDEX Corp	59
233,832		Illinois Tool Works, Inc	33,562
95,963		Ingersoll-Rand plc	10,359
375,884		Johnson Controls International plc	13,885
303,500		Kajima Corp	4,490
55,200		Kawasaki Heavy Industries Ltd	1,365
1,335,270		Keppel Corp Ltd	6,144
196,578	*,e	KEYW Holding Corp, The	1,695
421,000		Komatsu Ltd	9,819
579,800		Kubota Corp	8,428
90,772		L3 Technologies, Inc	18,733
14,151		Legrand S.A.	947
364		Lennox International, Inc	96
24,449	*	Lydall, Inc	574
266,596		Masco Corp	10,480
752,560		Meggitt plc	4,933
61,306	*	Mercury Systems, Inc	3,928
9,220		Metso Oyj	318
469,400		Mitsubishi Corp	13,069
682,600		Mitsui & Co Ltd	10,622
16,221		Moog, Inc (Class A)	1,410
10,359		MTU Aero Engines Holding AG.	2,348
8,124	*	MYR Group, Inc	281
83,000		NGK Insulators Ltd	1,209
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
333,800		Obayashi Corp	$3,364
358		Oshkosh Truck Corp	27
64,772		Osram Licht AG.	2,231
386		Owens Corning, Inc	18
126,166		PACCAR, Inc	8,597
61,539		Parker-Hannifin Corp	10,561
184,808	*,e	Plug Power, Inc	444
89,372		Quanta Services, Inc	3,373
247,163		Rexel S.A.	2,789
55,656		Rockwell Automation, Inc	9,765
55,310		Roper Industries, Inc	18,914
8,372		Rush Enterprises, Inc (Class A)	350
171,627		Schneider Electric S.A.	13,471
41,557	*	Sensata Technologies Holding plc	1,871
386,200		Shimizu Corp	3,364
182,223		Siemens AG.	19,597
1,616	e	SKF AB (B Shares)	27
11,700		Snap-On, Inc	1,831
152,246		Spirit Aerosystems Holdings, Inc (Class A)	13,935
18,600		Stanley Black & Decker, Inc	2,533
69,401	*	Teledyne Technologies, Inc	16,449
8,500		THK Co Ltd	211
22,276	*	Titan Machinery, Inc	347
54,800		Toto Ltd	2,330
29,026	*	United Rentals, Inc	3,316
10,935	*	Veritiv Corp	288
11,896		Vestas Wind Systems AS	1,003
598,938		Volvo AB (B Shares)	9,293
19,142		W.W. Grainger, Inc	5,760
5,431		Wabash National Corp	74
137	*	WABCO Holdings, Inc	18
366,312	e	Wartsila Oyj (B Shares)	5,924
3,753	*	Welbilt, Inc	61
185,548	*	Wesco Aircraft Holdings, Inc	1,631
698	*	WESCO International, Inc	37
33,710		Woodward Governor Co	3,199
12,800		WSP Global, Inc	700
49,895		Xylem, Inc	3,944
		TOTAL CAPITAL GOODS	588,304

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
2,604		ABM Industries, Inc	95
36,304		ACCO Brands Corp	311
25,543		Adecco S.A.	1,364
1,175		Brambles Ltd	10
11,578	*	Cimpress NV	928
379,313	*	Copart, Inc	22,983
28,504		Exponent, Inc	1,645
12,422		Heidrick & Struggles International, Inc	476
11,793		ICF International, Inc	897
384,157	*	IHS Markit Ltd	20,890
20,446		Insperity, Inc	2,528
129,770		Intertek Group plc	8,221
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
1,600		KAR Auction Services, Inc	$82
16,221		Kelly Services, Inc (Class A)	358
7,947		Kforce, Inc	279
15,748		Manpower, Inc	1,302
23,089	*	Mistras Group, Inc	319
2,100		Mobile Mini, Inc	71
29,024		Navigant Consulting, Inc	565
1,000	*	On Assignment, Inc	63
10,610		Pitney Bowes, Inc	73
278,600		Recruit Holdings Co Ltd	7,988
3,689		RELX plc	79
631,286		RELX plc (London)	13,509
21,731		Resources Connection, Inc	359
81,599		Robert Half International, Inc	5,317
1,100		Secom Co Ltd	94
3,476		SGS S.A.	8,658
1,544	*	SP Plus Corp	53
66,652	*,e	Team, Inc	1,166
9,438		Tetra Tech, Inc	562
170,700		TransUnion	11,410
14,915		Viad Corp	840
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	113,495

CONSUMER DURABLES & APPAREL - 1.1%
48,541		Adidas-Salomon AG.	11,806
497,409		Barratt Developments plc	3,885
30,182		Berkeley Group Holdings plc	1,451
232,096		Burberry Group plc	5,915
46,626		Callaway Golf Co	743
666	*	Capri Holdings Ltd	30
224		Carter’s, Inc	23
20,968	*	Century Communities, Inc	503
96,710		Essilor International S.A.	10,565
74,927	*,e	Fossil Group, Inc	1,028
709	*	Garmin Ltd	61
58,882		Hanesbrands, Inc	1,053
804		Hasbro, Inc	68
15,890	*,e	iRobot Corp	1,870
32,156		Lennar Corp (Class A)	1,579
9,939	*,e	LGI Homes, Inc	599
16,136	*	Lululemon Athletica, Inc	2,644
120,304	*,e	Mattel, Inc	1,564
34,564	*	Meritage Homes Corp	1,545
24,650	*	Mohawk Industries, Inc	3,110
8,565		Movado Group, Inc	312
218,934		Newell Rubbermaid, Inc	3,358
549,177		Nike, Inc (Class B)	46,246
10	*	NVR, Inc	28
963,700		Panasonic Corp	8,309
14,720		Pandora AS	689
646		PVH Corp	79
1,940		SEB S.A.	327
34,300		Sekisui Chemical Co Ltd	553
342,400		Sekisui House Ltd	5,674
396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
206,400	e	Sharp Corp	$2,280
323,000		Sony Corp	13,637
750		Tapestry, Inc	24
762,926		Taylor Wimpey plc	1,745
922,500		Techtronic Industries Co	6,213
279		Tupperware Corp	7
124,504	*,e	Under Armour, Inc (Class A)	2,632
84,700	*	Under Armour, Inc (Class C)	1,598
18,549	*	Unifi, Inc	359
110,963		VF Corp	9,644
12,737		Whirlpool Corp	1,693
		TOTAL CONSUMER DURABLES & APPAREL	155,449

CONSUMER SERVICES - 1.2%
138,079		Accor S.A.	5,594
15,319	*	American Public Education, Inc	461
71,614		ARAMARK Holdings Corp	2,116
5,746	*	Bright Horizons Family Solutions	730
19,899		Carriage Services, Inc	383
7,945	*	Chipotle Mexican Grill, Inc (Class A)	5,643
31,329		Choice Hotels International, Inc	2,436
557,484		Compass Group plc	13,117
53,679		Darden Restaurants, Inc	6,520
676		Dunkin Brands Group, Inc	51
17,199	*	El Pollo Loco Holdings, Inc	224
30,658	*	frontdoor, Inc	1,055
1,543		H&R Block, Inc	37
185,064		Hilton Worldwide Holdings, Inc	15,381
56,670	*	Houghton Mifflin Harcourt Co	412
146,797		InterContinental Hotels Group plc	8,835
14,599		Marriott Vacations Worldwide Corp	1,365
698,155	g	Merlin Entertainments plc	3,125
87,086	*	Norwegian Cruise Line Holdings Ltd	4,786
89,000		Oriental Land Co Ltd	10,123
11,777	*	Red Robin Gourmet Burgers, Inc	339
91,304		Royal Caribbean Cruises Ltd	10,465
55,231		Service Corp International	2,218
53,952	*	ServiceMaster Global Holdings, Inc	2,520
1,234,000		Shangri-La Asia Ltd	1,754
635		Six Flags Entertainment Corp	31
609,584		Starbucks Corp	45,316
428,287		TUI AG. (DI)	4,108
15,174		Vail Resorts, Inc	3,297
3,787		Wendy’s	68
130,649		Whitbread plc	8,646
		TOTAL CONSUMER SERVICES	161,156

DIVERSIFIED FINANCIALS - 3.2%
738,216		3i Group plc	9,466
61,300		AEON Financial Service Co Ltd	1,250
78,780		Ally Financial, Inc	2,166
360,003		American Express Co	39,348
36,612		Ameriprise Financial, Inc	4,690
397

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
1,444,992		AMP Ltd	$2,158
534,933		Bank of New York Mellon Corp	26,977
72,029		BlackRock, Inc	30,783
288,549		Capital One Financial Corp	23,572
606,020		Charles Schwab Corp	25,913
6,710		Chimera Investment Corp	126
193,196		CME Group, Inc	31,796
29,039		Deutsche Boerse AG.	3,723
263,452		Discover Financial Services	18,747
3,050		Dynex Capital, Inc	19
30,645		E*TRADE Financial Corp	1,423
12,720		Factset Research Systems, Inc	3,158
105,633		Franklin Resources, Inc	3,501
19,750	*	Green Dot Corp	1,198
393,075		Hong Kong Exchanges and Clearing Ltd	13,733
37,229		IntercontinentalExchange Group, Inc	2,835
229,267		Invesco Ltd	4,427
645,222		Investec plc	3,718
138,061		Investor AB (B Shares)	6,223
47,941		Legg Mason, Inc	1,312
166,770		London Stock Exchange Group plc	10,316
655		LPL Financial Holdings, Inc	46
127,644		Macquarie Group Ltd	11,755
390,100		Mitsubishi UFJ Lease & Finance Co Ltd	1,991
59,367		Moody’s Corp	10,751
776,330		Morgan Stanley	32,761
910		Morningstar, Inc	115
928,314		Natixis	4,972
12,048	*	NewStar Financial, Inc	3
178,735		Northern Trust Corp	16,159
104,012	*	On Deck Capital, Inc	564
1,841		Raymond James Financial, Inc	148
170,243		S&P Global, Inc	35,845
121,033		Schroders plc	4,262
2,272,147		Standard Life Aberdeen plc	7,809
6,210		Starwood Property Trust, Inc	139
189,163		State Street Corp	12,449
74,824		T Rowe Price Group, Inc	7,491
128,163		TD Ameritrade Holding Corp	6,407
1,152,390		UBS AG.	13,983
26,721		Voya Financial, Inc	1,335
25,534		Wendel	3,218
		TOTAL DIVERSIFIED FINANCIALS	444,781

ENERGY - 3.3%
57,293		Aker BP ASA	2,043
142,503		Apache Corp	4,939
15,185		Archrock, Inc	149
255,486		Baker Hughes a GE Co	7,082
91,592	*	California Resources Corp	2,355
316,426	*	Callon Petroleum Co	2,389
3,504		Caltex Australia Ltd	65
1,002,754		Cenovus Energy, Inc (Toronto)	8,704
122,771	*	Cheniere Energy, Inc	8,393
398

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
26,240		Cimarex Energy Co	$1,834
600,195		ConocoPhillips	40,057
84,484	*,e	Covia Holdings Corp	472
36,631		Delek US Holdings, Inc	1,334
946,023	*	Denbury Resources, Inc	1,939
233,611	*	Devon Energy Corp	7,373
58,257		Enagas	1,696
515,066		Enbridge, Inc (Toronto)	18,655
505,619		EnCana Corp	3,663
88,578		EQT Corp	1,837
33,952	*	Exterran Corp	572
125,569	*	Forum Energy Technologies, Inc	642
382,818		Galp Energia SGPS S.A.	6,134
47,174		Green Plains Renewable Energy, Inc	787
83,636	*	Gulfport Energy Corp	671
97,403	*	Helix Energy Solutions Group, Inc	770
121,244		Hess Corp	7,303
556,986		Inpex Holdings, Inc	5,299
367,671	e	John Wood Group plc	2,430
1,742,084		Kinder Morgan, Inc	34,859
57,666		Koninklijke Vopak NV	2,762
266,847	*	Laredo Petroleum Holdings, Inc	825
146,778		Lundin Petroleum AB	4,970
485,143		Marathon Oil Corp	8,107
28,451	*	Matrix Service Co	557
108,605	*	McDermott International, Inc	808
326,254		National Oilwell Varco, Inc	8,691
16,599	*	Natural Gas Services Group, Inc	287
91,317	e	Neste Oil Oyj	9,734
107,917	*	Newpark Resources, Inc	989
187,761		Noble Energy, Inc	4,643
229,344	*	Oasis Petroleum, Inc	1,385
496,060		Occidental Petroleum Corp	32,839
5,830	*	Oceaneering International, Inc	92
144,239		OMV AG.	7,832
234,574		ONEOK, Inc	16,383
29,146		PBF Energy, Inc	908
27,917	*	PDC Energy, Inc	1,136
78,483		Pioneer Natural Resources Co	11,951
91,100	e	Range Resources Corp	1,024
59,114	*,e	Renewable Energy Group, Inc	1,298
650,464		Repsol YPF S.A.	11,128
1,410	e	RPC, Inc	16
321,579		Santos Ltd	1,557
766,756		Schlumberger Ltd	33,408
126,983		SM Energy Co	2,221
1,751,089		Snam Rete Gas S.p.A.	9,008
236,915	*	Southwestern Energy Co	1,111
502,880		Statoil ASA	11,023
479,547		Suncor Energy, Inc	15,542
286,093	*	Superior Energy Services	1,336
9,821		Targa Resources Investments, Inc	408
801		TechnipFMC plc (Euro OTC)	19
399

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
242,721		Tenaris S.A.	$3,419
244,854	*	Tetra Technologies, Inc	573
14,614	*	Tidewater, Inc	339
517,293		Total S.A.	28,787
83,643	*	Unit Corp	1,191
23,728	e	US Silica Holdings Inc	412
314,007		Valero Energy Corp	26,637
209,377		Williams Cos, Inc	6,013
243,032		Woodside Petroleum Ltd	5,966
36,997		World Fuel Services Corp	1,069
1,470		WorleyParsons Ltd	15
		TOTAL ENERGY	452,865

FOOD & STAPLES RETAILING - 0.5%
293,800		Aeon Co Ltd	6,154
85,428		Alimentation Couche Tard, Inc	5,032
53,859		Casey’s General Stores, Inc	6,935
46,095	e	Casino Guichard Perrachon S.A.	1,998
41,504	*	Chefs’ Warehouse Holdings, Inc	1,289
2,800		FamilyMart Co Ltd	71
63,518		George Weston Ltd	4,567
1,622,779		J Sainsbury plc	4,980
161,220		Loblaw Cos Ltd	7,953
147,990		Metro Wholesale & Food Specialist AG.	2,458
15,498		Pricesmart, Inc	913
101,919	*	Smart & Final Stores, Inc	503
48,144		Spartan Stores, Inc	764
178,912	*	Sprouts Farmers Market, Inc	3,854
129,096	*	United Natural Foods, Inc	1,707
368,247	*	US Foods Holding Corp	12,855
12,906		Weis Markets, Inc	527
910,226		WM Morrison Supermarkets plc	2,700
2,015		Woolworths Ltd	44
		TOTAL FOOD & STAPLES RETAILING	65,304

FOOD, BEVERAGE & TOBACCO - 2.5%
331,300		Ajinomoto Co, Inc	5,303
284,190		Associated British Foods plc	9,037
1,826		Barry Callebaut AG.	3,300
43,258		Bunge Ltd	2,296
110,151		Campbell Soup Co	4,200
272,091		Coca-Cola Amatil Ltd	1,672
1,330,102		Coca-Cola Co	62,329
174,494		Coca-Cola European Partners plc (Class A)	9,028
197,653		Coca-Cola HBC AG.	6,740
196,499		Danone	15,131
146,381	e	Dean Foods Co	443
6,815	*	Freshpet, Inc	288
334,091		General Mills, Inc	17,289
2,360	*	Hain Celestial Group, Inc	55
99,732	e	Hormel Foods Corp	4,464
172,396		Kellogg Co	9,892
75,973		Kerry Group plc (Class A)	8,480
99,300	e	Kikkoman Corp	4,883
400

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
22,483		McCormick & Co, Inc	$3,387
832,864		Mondelez International, Inc	41,576
572,736		Nestle S.A.	54,611
29,600		Nissin Food Products Co Ltd	2,037
302,914		Orkla ASA	2,326
517,807		PepsiCo, Inc	63,457
136,700		Suntory Beverage & Food Ltd	6,429
69,000		Yakult Honsha Co Ltd	4,838
		TOTAL FOOD, BEVERAGE & TOBACCO	343,491

HEALTH CARE EQUIPMENT & SERVICES - 2.6%
28,216	*	Abiomed, Inc	8,058
28,953	*	Acadia Healthcare Co, Inc	849
39,666	*	Accuray, Inc	189
11,700		Alfresa Holdings Corp	333
69,206	*	Align Technology, Inc	19,677
55,129	*	Allscripts Healthcare Solutions, Inc	526
29,398	*	Amedisys, Inc	3,624
40,869	*	AMN Healthcare Services, Inc	1,924
35,222	*	Angiodynamics, Inc	805
32,319	*	AtriCure, Inc	866
30,445	*	BioTelemetry, Inc	1,906
73,393	*	Brookdale Senior Living, Inc	483
31,810	*	Capital Senior Living Corp	127
219,662		Cardinal Health, Inc	10,577
17,497	*	Cardiovascular Systems, Inc	676
306,775	*	Centene Corp	16,290
182,855	*	Cerner Corp	10,461
79,050	*	Cerus Corp	492
49,587		Cigna Corp	7,975
50,101		Coloplast AS	5,500
14,582		Computer Programs & Systems, Inc	433
1,330,712	g	ConvaTec Group plc	2,455
20,740		Cooper Cos, Inc	6,143
4,570	*	Corvel Corp	298
25,039	*	Cross Country Healthcare, Inc	176
332,246		CVS Health Corp	17,918
78,540		Dentsply Sirona, Inc	3,895
21,016	*	Diplomat Pharmacy, Inc	122
109,572	*	Edwards Lifesciences Corp	20,964
52,788	*	GenMark Diagnostics, Inc	374
15,806	*	Glaukos Corp	1,239
10,466	*	Globus Medical, Inc	517
7,411	*	Haemonetics Corp	648
163,461		HCA Holdings, Inc	21,312
30,112	*	Henry Schein, Inc	1,810
10,561	*	HMS Holdings Corp	313
125,859	*	Hologic, Inc	6,092
101,688		Humana, Inc	27,049
63,306	*	IDEXX Laboratories, Inc	14,155
32,221	*	Integer Holding Corp	2,430
335,319		Koninklijke Philips Electronics NV	13,700
66,632	*	Laboratory Corp of America Holdings	10,193
401

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
19,312	*	LHC Group, Inc	$2,141
9,373	*	LivaNova plc	911
7,710	*	Medidata Solutions, Inc	565
37,651	*	Merit Medical Systems, Inc	2,328
42,933	*	NextGen Healthcare, Inc	723
46,381	*	Omnicell, Inc	3,749
70,523	*	OraSure Technologies, Inc	786
105,029		Owens & Minor, Inc	431
3,102	*	Penumbra, Inc	456
2,830	*	Premier, Inc	98
15,337	*	Providence Service Corp	1,022
31,422		Quest Diagnostics, Inc	2,825
11,938	*	Quidel Corp	782
103,188	e	Ramsay Health Care Ltd	4,719
48,761		Resmed, Inc	5,070
252,994		Ryman Healthcare Ltd	2,112
8,303		Sartorius AG.	1,427
36,701	*	Select Medical Holdings Corp	517
90,885	*,e	Senseonics Holdings, Inc	223
48,724	*	Staar Surgical Co	1,666
41,823	*,e	Surgery Partners, Inc	472
63,500		Sysmex Corp	3,847
22,561	*	Tactile Systems Technology, Inc	1,189
13,158	*	Tandem Diabetes Care, Inc	836
67,030	*,e	Teladoc, Inc	3,727
43,590	*	Tivity Health, Inc	765
214,474	*,e	TransEnterix, Inc	510
18,482	*	Triple-S Management Corp (Class B)	422
274,505		UnitedHealth Group, Inc	67,874
10,051		US Physical Therapy, Inc	1,056
20,611	*	Varian Medical Systems, Inc	2,921
32,132	*	Vocera Communications, Inc	1,016
2,900		West Pharmaceutical Services, Inc	320
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	361,080

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
493		Clorox Co	79
372,658		Colgate-Palmolive Co	25,542
4,015		Energizer Holdings, Inc	180
139,998		Essity AB	4,040
92,632		Estee Lauder Cos (Class A)	15,335
83,735		Henkel KGaA	7,968
37,753		Henkel KGaA (Preference)	3,857
56,900		Kao Corp	4,491
75,803		Kimberly-Clark Corp	9,392
68,368		L’Oreal S.A.	18,411
778,152		Procter & Gamble Co	80,967
72,200		Shiseido Co Ltd	5,228
48,700		Uni-Charm Corp	1,615
376,499		Unilever NV	21,950
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	199,055

INSURANCE - 2.6%
1,073,234		Aegon NV	5,155
402

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
101,912		Allianz AG.	$22,711
112,380		Allstate Corp	10,584
665,251		American International Group, Inc	28,646
4,538		Aon plc	775
3,753	*	Arch Capital Group Ltd	121
2,370		Arthur J. Gallagher & Co	185
369,224		Assicurazioni Generali S.p.A.	6,845
1,904,029		Aviva plc	10,239
574,060		AXA S.A.	14,438
280,811		Chubb Ltd	39,336
162,931		CNP Assurances	3,587
1,270		First American Financial Corp	65
139,663	*	Genworth Financial, Inc (Class A)	535
2,981,015		Legal & General Group plc	10,698
2,173		Lincoln National Corp	127
228,499		Loews Corp	10,952
338,215		Marsh & McLennan Cos, Inc	31,758
48,028		Muenchener Rueckver AG.	11,382
123,000		NKSJ Holdings, Inc	4,555
61,399		Principal Financial Group	3,082
467,358		Progressive Corp	33,692
350,268		Prudential Financial, Inc	32,183
781,564		Prudential plc	15,667
209,543		RSA Insurance Group plc	1,387
169,346		Sun Life Financial, Inc	6,506
100,851		Swiss Re Ltd	9,858
173,200		Tokio Marine Holdings, Inc	8,391
183,744		Travelers Cos, Inc	25,202
495		White Mountains Insurance Group Ltd	458
1,467		Willis Towers Watson plc	258
46,595		Zurich Financial Services AG.	15,425
		TOTAL INSURANCE	364,803

MATERIALS - 2.7%
133,618		Agnico-Eagle Mines Ltd	5,809
124,417		Air Liquide	15,833
147,236		Air Products & Chemicals, Inc	28,116
2,399,091		Alumina Ltd	4,131
6,164		Aptargroup, Inc	656
226,300		Asahi Kasei Corp	2,344
2,277	*	Axalta Coating Systems Ltd	57
129,640		Ball Corp	7,501
214,323		BASF SE	15,806
950		Bemis Co, Inc	53
531	*	Berry Plastics Group, Inc	29
519,596		BlueScope Steel Ltd	5,157
269,716		Boliden AB	7,687
22,547		Celanese Corp (Series A)	2,223
83,968	*	Century Aluminum Co	746
6,223		Christian Hansen Holding	632
22,619	*	Clearwater Paper Corp	441
86,865		Commercial Metals Co	1,484
231,534		CRH plc	7,177
403

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
65,860		Croda International plc	$4,327
5,941		DSM NV	648
214,000		Ecolab, Inc	37,780
313		FMC Corp	24
1,496,233		Fortescue Metals Group Ltd	7,573
101,779		Franco-Nevada Corp	7,631
3,439	*	Givaudan S.A.	8,802
83,785		HeidelbergCement AG.	6,039
204,900		Hitachi Metals Ltd	2,387
28,589		Imerys S.A.	1,425
2,928		International Flavors & Fragrances, Inc	377
172,881		International Paper Co	7,999
132,548		Johnson Matthey plc	5,436
27,469	*	Kraton Polymers LLC	884
217,827		Linde plc	38,322
59,233		Louisiana-Pacific Corp	1,444
11,291		Lundin Mining Corp	52
9,705		Martin Marietta Materials, Inc	1,952
3,682		Materion Corp	210
25,920		Minerals Technologies, Inc	1,524
486,000		Mitsubishi Chemical Holdings Corp	3,432
141,592		Mitsui Chemicals, Inc	3,429
77,471		Mondi plc	1,715
182,572		Mosaic Co	4,986
311,816		Newcrest Mining Ltd	5,647
183,087		Newmont Mining Corp	6,549
494,100		Nippon Steel Corp	8,746
28,700		Nitto Denko Corp	1,513
1,326,157		Norsk Hydro ASA	5,393
295,593		Nucor Corp	17,248
229,433		Nutrien Ltd (Toronto)	12,100
25,736		PH Glatfelter Co	363
4,188		Reliance Steel & Aluminum Co	378
79,007		Royal Gold, Inc	7,184
10,424		Schnitzer Steel Industries, Inc (Class A)	250
337		Scotts Miracle-Gro Co (Class A)	26
1,772		Sealed Air Corp	82
131,300		Shin-Etsu Chemical Co Ltd	11,049
5,600		Showa Denko KK	198
31,200		Sika AG.	4,363
1,033		Sonoco Products Co	64
153,789		Stora Enso Oyj (R Shares)	1,883
1,184,000		Sumitomo Chemical Co Ltd	5,527
229,200		Sumitomo Metal Mining Co Ltd	6,792
67,852	*	Summit Materials, Inc	1,077
381,353		Teck Cominco Ltd	8,824
9,000		Toray Industries, Inc	57
29,019		Trinseo S.A.	1,315
96,947		Umicore S.A.	4,315
166,329	e	UPM-Kymmene Oyj	4,858
40,659	*,e	US Concrete, Inc	1,684
110,931		Voestalpine AG.	3,372
39,240		Vulcan Materials Co	4,646
		TOTAL MATERIALS	379,783
404

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
MEDIA & ENTERTAINMENT - 2.6%
111,784		Activision Blizzard, Inc	$5,089
68,136	*	Alphabet, Inc (Class A)	80,189
69,329	*	Alphabet, Inc (Class C)	81,344
1,669		Cable One, Inc	1,638
19,251		Cinemark Holdings, Inc	770
66,744	*	Clear Channel Outdoor Holdings, Inc (Class A)	357
700	e	CyberAgent, Inc	29
273,506	*	Discovery, Inc (Class A)	7,390
293,139	*	Discovery, Inc (Class C)	7,452
32,492	*	Electronic Arts, Inc	3,302
84,634		Entravision Communications Corp (Class A)	274
117,382		Gannett Co, Inc	1,237
32,797	*	GCI Liberty, Inc	1,824
152,247	*	Gray Television, Inc	3,252
725,006		Informa plc	7,030
70,217		Interpublic Group of Cos, Inc	1,475
3,534,228		ITV plc	5,856
71,383		JC Decaux S.A.	2,172
15,074		John Wiley & Sons, Inc (Class A)	667
181,864	*	Liberty Broadband Corp (Class C)	16,684
4,448	*	Liberty Global plc	108
2,960	*	Liberty Global plc (Class A)	74
64,304	*	Live Nation, Inc	4,086
5,583	*	Loral Space & Communications, Inc	201
6,202		Marcus Corp	248
156,008	*	NetFlix, Inc	55,626
90,036	e	New York Times Co (Class A)	2,958
20,600		Nintendo Co Ltd	5,906
169,040		Omnicom Group, Inc	12,338
373,284		Pearson plc	4,072
63,571		ProSiebenSat. Media AG.	905
7,561		Schibsted ASA (B Shares)	271
11,472		Scholastic Corp	456
42,401		Sinclair Broadcast Group, Inc (Class A)	1,632
3,044,035	e	Sirius XM Holdings, Inc	17,260
182	*	Take-Two Interactive Software, Inc	17
17,183		Tribune Co	793
118,230	*	TripAdvisor, Inc	6,083
41,656		World Wrestling Entertainment, Inc (Class A)	3,615
866,041		WPP plc	9,149
		TOTAL MEDIA & ENTERTAINMENT	353,829

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
389,198		AbbVie, Inc	31,365
81,706	*	Acadia Pharmaceuticals, Inc	2,194
8,756	*	Acceleron Pharma, Inc	408
204,728	*	Achillion Pharmaceuticals, Inc	606
4,399	*	Acorda Therapeutics, Inc	58
18,975	*	Aduro Biotech, Inc	76
213,248		Agilent Technologies, Inc	17,141
24,557	*	Agios Pharmaceuticals, Inc	1,656
405

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
158,690	*	Akorn, Inc	$559
242,654		Amgen, Inc	46,099
701,314		Astellas Pharma, Inc	10,538
287,752		AstraZeneca plc	22,969
9,400		AstraZeneca plc (ADR)	380
12,449	*	Atara Biotherapeutics, Inc	495
56,798	*,e	Aurora Cannabis, Inc	514
85,693	*	Bellicum Pharmaceuticals, Inc	289
165,249	*	BioCryst Pharmaceuticals, Inc	1,345
80,136	*	Biogen Idec, Inc	18,943
65,896	*	BioMarin Pharmaceutical, Inc	5,854
14,780	*,e	Bluebird Bio, Inc	2,325
640,705		Bristol-Myers Squibb Co	30,568
1,178		Bruker BioSciences Corp	45
37,918	*,e	Canopy Growth Corp	1,641
277,446	*	Celgene Corp	26,174
146,097		Chugai Pharmaceutical Co Ltd	10,063
69,722	*	Coherus Biosciences, Inc	951
23,539	*	Collegium Pharmaceutical, Inc	356
122,430		CSL Ltd	16,987
91,300		Eisai Co Ltd	5,137
400,959		Eli Lilly & Co	52,029
5,911	*,e	Esperion Thereapeutics, Inc	237
40,521	*	FibroGen, Inc	2,202
19,936	*,e	Flexion Therapeutics, Inc	249
10,534	*	Genmab AS	1,828
412,654		Gilead Sciences, Inc	26,827
67,537	e	H Lundbeck AS	2,929
11,045	*	Halozyme Therapeutics, Inc	178
64,866	*	Illumina, Inc	20,153
32,294	*,e	Inovio Pharmaceuticals, Inc	120
34,337	*	Intersect ENT, Inc	1,104
17,371	*	Intra-Cellular Therapies, Inc	212
96,227	*	Iovance Biotherapeutics, Inc	915
81,664	*	IQVIA Holdings, Inc	11,747
15,953	*	Jazz Pharmaceuticals plc	2,280
46,575	*	Karyopharm Therapeutics, Inc	272
252,800		Kyowa Hakko Kogyo Co Ltd	5,517
33,093		Lonza Group AG.	10,274
869,940		Merck & Co, Inc	72,353
85,531		Merck KGaA	9,765
7,999	*	Mettler-Toledo International, Inc	5,783
65,713	*	Nektar Therapeutics	2,208
438,685		Novo Nordisk AS	22,928
92,678	*,e	Opko Health, Inc	242
1,883	*,e	Orion Oyj (Class B)	71
9,341	*	PerkinElmer, Inc	900
9,640		Perrigo Co plc	464
160,718	*	Progenics Pharmaceuticals, Inc	746
16,974	*	Prothena Corp plc	206
181,028	*	QIAGEN NV (Turquoise)	7,348
19,614	*	Radius Health, Inc	391
12,992	*	Reata Pharmaceuticals, Inc	1,110
567	*	Repligen Corp	34
406

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
140,765		Roche Holding AG.	$38,788
10,089	*	Sage Therapeutics, Inc	1,605
62,806	*	Sangamo Biosciences, Inc	599
263,956		Sanofi-Aventis	23,340
23,488	*	Sarepta Therapeutics, Inc	2,800
93,800		Shionogi & Co Ltd	5,823
4,346	*	Spark Therapeutics, Inc	495
31,200		Sumitomo Dainippon Pharma Co Ltd	774
30,109	*,e	Theravance Biopharma, Inc	683
42,324		UCB S.A.	3,636
31,135	*	Ultragenyx Pharmaceutical, Inc	2,160
101,648	*	Vertex Pharmaceuticals, Inc	18,698
4,804		Vifor Pharma AG.	650
27,104	*	Waters Corp	6,822
368,352		Zoetis, Inc	37,082
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	663,313

REAL ESTATE - 2.3%
7,856		Alexandria Real Estate Equities, Inc	1,120
15,548	*,e	Altisource Portfolio Solutions S.A.	368
22,670		American Campus Communities, Inc	1,079
236,438		American Tower Corp	46,593
108,838		Boston Properties, Inc	14,571
4,210		Brandywine Realty Trust	67
887,545		British Land Co plc	6,814
80,242		Brixmor Property Group, Inc	1,474
1,473,649		CapitaLand Ltd	3,976
43,196		CatchMark Timber Trust, Inc	424
430,061	e	CBL & Associates Properties, Inc	667
130,152	*	CBRE Group, Inc	6,436
22,344		Chatham Lodging Trust	430
228,200		City Developments Ltd	1,527
48,831		CorePoint Lodging, Inc	545
32,533		Coresite Realty	3,482
317,700		Daiwa House Industry Co Ltd	10,118
48,947		Digital Realty Trust, Inc	5,825
132,166		Duke Realty Corp	4,042
41,460		Easterly Government Properties, Inc	747
53,133		Equinix, Inc	24,078
7,555		First Industrial Realty Trust, Inc	267
539		Gecina S.A.	80
771,015		Hammerson plc	3,375
1,962,000		Hang Lung Properties Ltd	4,792
329,519		HCP, Inc	10,314
257,492		Host Marriott Corp	4,867
50,390	*	Howard Hughes Corp	5,543
248,000		Hulic Co Ltd	2,437
260,670		Hysan Development Co Ltd	1,397
146,574		Iron Mountain, Inc	5,197
92,924	e	iStar Financial, Inc	782
6,605		Jones Lang LaSalle, Inc	1,018
38,039		Kimco Realty Corp	704
45,796		Lend Lease Corp Ltd	403
407

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
9,428		Liberty Property Trust	$456
499,500		Link REIT	5,848
590,900		Mitsubishi Estate Co Ltd	10,722
362,810		Mitsui Fudosan Co Ltd	9,140
17		Nippon ProLogis REIT, Inc	36
59,300		Nomura Real Estate Holdings, Inc	1,141
49,218		NorthStar Realty Europe Corp	854
25,895		Office Properties Income Trust	716
13,245		Park Hotels & Resorts, Inc	412
7,000		Piedmont Office Realty Trust, Inc	146
500,555		Prologis, Inc	36,015
36,640		QTS Realty Trust, Inc	1,648
3,184		Rayonier, Inc	100
19,275	e	Realogy Holdings Corp	220
3,972		Regency Centers Corp	268
3,556		RMR Group, Inc	217
19,104		Sabra Healthcare REIT, Inc	372
65,765	*	SBA Communications Corp	13,131
405,518		Scentre Group	1,184
968,417		Segro plc	8,501
12,041		Senior Housing Properties Trust	142
463,500		Swire Pacific Ltd (Class A)	5,970
1,128,400		Swire Properties Ltd	4,856
59,788		Tier REIT, Inc	1,714
80,625		UDR, Inc	3,665
40,112		Unibail-Rodamco-Westfield	6,576
304,849		Welltower, Inc	23,656
289,541		Weyerhaeuser Co	7,626
		TOTAL REAL ESTATE	320,891

RETAILING - 2.6%
74,043	*	1-800-FLOWERS.COM, Inc (Class A)	1,350
35,173		Advance Auto Parts, Inc	5,998
440	*	Autonation, Inc	16
83,634		Best Buy Co, Inc	5,943
23,910	*	Booking Holdings, Inc	41,721
74,393	*	CarMax, Inc	5,193
345,045		eBay, Inc	12,815
164,363	*	Etsy, Inc	11,049
206,983		Expedia, Inc	24,631
18,500		Fast Retailing Co Ltd	8,713
7,052	*	Five Below, Inc	876
3,480	e	GameStop Corp (Class A)	35
171,730		Gap, Inc	4,496
24,552	*	Genesco, Inc	1,118
679		Genuine Parts Co	76
331		Group 1 Automotive, Inc	21
912,891	*	Groupon, Inc	3,241
14,217		Haverty Furniture Cos, Inc	311
61,083		Hennes & Mauritz AB (B Shares)	1,019
31,775	*	Hibbett Sports, Inc	725
353,043		Home Depot, Inc	67,745
419,176		Industria De Diseno Textil S.A.	12,324
97,400		Jardine Cycle & Carriage Ltd	2,340
408

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
25,182		Kering	$14,445
602,335		Kingfisher plc	1,847
134,757		Kohl’s Corp	9,267
829		L Brands, Inc	23
55,655	*,e	Lands’ End, Inc	924
120,512	*	LKQ Corp	3,420
369,969		Lowe’s Companies, Inc	40,501
1,225		Macy’s, Inc	29
16,107	*	MarineMax, Inc	309
342,665		Marks & Spencer Group plc	1,244
2,400	e	Marui Co Ltd	49
165	*	MercadoLibre, Inc	84
308	*	Murphy USA, Inc	26
43,889		Next plc	3,189
300		Nitori Co Ltd	39
34,452		Nordstrom, Inc	1,529
102,526		Office Depot, Inc	372
201		Pool Corp	33
171,930	*	Quotient Technology, Inc	1,697
26,624	*	Rent-A-Center, Inc	556
195,952		Ross Stores, Inc	18,243
1,746	*	Sally Beauty Holdings, Inc	32
15,085	e	Shoe Carnival, Inc	513
108,130	*	Shutterfly, Inc	4,394
114,404		Target Corp	9,182
22,162		Tiffany & Co	2,339
15,696		Tile Shop Holdings, Inc	89
176,029		TJX Companies, Inc	9,367
20,554		Tractor Supply Co	2,009
25,317	*	Ulta Beauty, Inc	8,829
23,657	*,e	Wayfair, Inc	3,512
249,509		Wesfarmers Ltd	6,144
46,193	e	Williams-Sonoma, Inc	2,599
29,100	*,g	Zalando SE	1,134
		TOTAL RETAILING	359,725

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
516,534		Applied Materials, Inc	20,486
102,635		ASML Holding NV	19,290
29,888	*	Cirrus Logic, Inc	1,257
24,927	*	Cree, Inc	1,426
21,963	*	First Solar, Inc	1,161
20,787	*	Integrated Device Technology, Inc	1,018
1,257,055		Intel Corp	67,504
71,587		Lam Research Corp	12,815
203,429		NVIDIA Corp	36,528
420,564		Texas Instruments, Inc	44,609
65,100		Tokyo Electron Ltd	9,443
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	215,537

SOFTWARE & SERVICES - 5.6%
304,061		Accenture plc	53,521
166,379	*	Adobe, Inc	44,338
409

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
102,701		Amadeus IT Holding S.A.	$8,231
733		Atos Origin S.A.	71
150,599	*	Autodesk, Inc	23,466
35,973	*	Avaya Holdings Corp	605
65,271	*	Benefitfocus, Inc	3,232
390,623	*	Black Knight, Inc	21,289
27,736		Blackbaud, Inc	2,211
85,228	*	Blackberry Ltd (New)	859
346,987		Booz Allen Hamilton Holding Co	20,174
175,271	*	Cadence Design Systems, Inc	11,131
80,102		Cap Gemini S.A.	9,720
118,984	*	CGI, Inc	8,180
23,801	*	ChannelAdvisor Corp	290
78,696		Computershare Ltd	957
415,660	*	Conduent, Inc	5,749
70,417		CSG Systems International, Inc	2,979
29,591	*	Ellie Mae, Inc	2,920
58,725	*	ExlService Holdings, Inc	3,525
95,600		Fujitsu Ltd	6,914
393,583		International Business Machines Corp	55,535
162,911		Intuit, Inc	42,587
216,763	*	Limelight Networks, Inc	700
88,213		LogMeIn, Inc	7,066
771	*	Manhattan Associates, Inc	42
1,702,811		Microsoft Corp	200,829
90,382	*	New Relic, Inc	8,921
64,400		Nomura Research Institute Ltd	2,933
85,098	*	Nutanix, Inc	3,212
29,738	*	OneSpan, Inc	572
64,948		Open Text Corp	2,494
1,016,556		Oracle Corp	54,599
1,800	*	Otsuka Corp	67
21,151	*	Paycom Software, Inc	4,000
5,706	*	Paylocity Holding Corp	509
70,881	*	Perficient, Inc	1,941
35,086	*	Qualys, Inc	2,903
76,312	*	Rapid7, Inc	3,862
103,864	*	RingCentral, Inc	11,197
323,968	*	salesforce.com, Inc	51,307
228,038		SAP AG.	26,362
67,561		Science Applications International Corp	5,199
484	*	Shopify, Inc (Class A) (Toronto)	100
66,340	*	SPS Commerce, Inc	7,036
41,006	*	Sykes Enterprises, Inc	1,160
213,104	*	Teradata Corp	9,302
82,173		TiVo Corp	766
250,782		Travelport Worldwide Ltd	3,945
6,080		TTEC Holdings, Inc	220
79,862	*	Twilio, Inc	10,317
15,733	*	Ultimate Software Group, Inc	5,194
51,534	*	Virtusa Corp	2,754
12,659		VMware, Inc (Class A)	2,285
37,853	*	WEX, Inc	7,267
37,590	*	Zendesk, Inc	3,195
		TOTAL SOFTWARE & SERVICES	770,740
410

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
15,530	*	Anixter International, Inc	$871
1,015,225		Apple, Inc	192,842
28,175		AVX Corp	489
18,747		Badger Meter, Inc	1,043
4,043		Belden CDT, Inc	217
127,495		Benchmark Electronics, Inc	3,347
1,428,692		Cisco Systems, Inc	77,135
2,446	*	Coherent, Inc	347
61,509	*	Cray, Inc	1,602
33,384		CTS Corp	981
39,009		Daktronics, Inc	291
148,884		Dolby Laboratories, Inc (Class A)	9,375
67,453	*	Fabrinet	3,532
25,626	*	FARO Technologies, Inc	1,125
67,967	*	Finisar Corp	1,575
1,129,973		Hewlett Packard Enterprise Co	17,436
1,226,396		HP, Inc	23,829
20,660	*	Insight Enterprises, Inc	1,138
44,469	*	Itron, Inc	2,075
93,108		Kemet Corp	1,580
27,037		Keyence Corp	16,903
16,232	*	Keysight Technologies, Inc	1,415
34,382	*	Kimball Electronics, Inc	533
193,000		Konica Minolta Holdings, Inc	1,903
151,900		Kyocera Corp	8,944
25,369		Littelfuse, Inc	4,629
23,460	*	Lumentum Holdings, Inc	1,326
8,736		Methode Electronics, Inc	251
75,559		Motorola, Inc	10,610
3,868		MTS Systems Corp	211
209,100		Murata Manufacturing Co Ltd	10,464
165,267		National Instruments Corp	7,331
103,381		NEC Corp	3,504
9,996	*	Netgear, Inc	331
26,169	*	Novanta, Inc	2,217
58,800	e	Omron Corp	2,763
7,653	*	OSI Systems, Inc	670
21,896	*	Plexus Corp	1,335
64,222	*	Ribbon Communications, Inc	331
17,584	*	Rogers Corp	2,794
67,700		Shimadzu Corp	1,965
25,259		SYNNEX Corp	2,409
4,348		TE Connectivity Ltd	351
64,332	*	Tech Data Corp	6,588
150,468	*	TTM Technologies, Inc	1,765
138,749		Vishay Intertechnology, Inc	2,563
138,600		Yaskawa Electric Corp	4,376
32,700		Yokogawa Electric Corp	679
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	439,991
411

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
TELECOMMUNICATION SERVICES - 1.5%
40,702	*	Boingo Wireless, Inc	$948
3,698,200		BT Group plc	10,744
863,016		CenturyLink, Inc	10,348
72,478	*	Cincinnati Bell, Inc	691
30,636		Cogent Communications Group, Inc	1,662
100,517	e	Consolidated Communications Holdings, Inc	1,097
93,427	*,e	Gogo, Inc	419
217,982	*	Iridium Communications, Inc	5,763
535,332		KDDI Corp	11,530
435,500		NTT DoCoMo, Inc	9,652
725,735		Orange S. A.	11,832
121,776	*	Orbcomm, Inc	826
185,118		Rogers Communications, Inc (Class B)	9,956
536,300		Singapore Telecommunications Ltd	1,197
3,479,100		Singapore Telecommunications Ltd	7,768
1,900		Softbank Group Corp	185
2,048,553	*	Sprint Corp	11,574
17,350	e	Swisscom AG.	8,489
2,071		Tele2 AB (B Shares)	28
183,099		Telenor ASA	3,666
25,967		TeliaSonera AB	117
779,160		Telstra Corp Ltd	1,837
7,102		TELUS Corp	263
1,044,504		Verizon Communications, Inc	61,762
8,214,627		Vodafone Group plc	14,969
446,130	*	Vonage Holdings Corp	4,479
321,738	*	Zayo Group Holdings, Inc	9,144
		TOTAL TELECOMMUNICATION SERVICES	200,946

TRANSPORTATION - 1.6%
21,214		Aeroports de Paris	4,104
26,400		All Nippon Airways Co Ltd	969
60		Amerco, Inc	22
4,904		Arkansas Best Corp	151
139,530		Auckland International Airport Ltd	774
11,737	*	Avis Budget Group, Inc	409
196,808		Canadian National Railway Co	17,618
55,500		Central Japan Railway Co	12,901
612		CH Robinson Worldwide, Inc	53
282,385		CSX Corp	21,128
282,893		Delta Air Lines, Inc	14,611
313,413		Deutsche Post AG.	10,199
124,800		East Japan Railway Co	12,051
12,132	*	Echo Global Logistics, Inc	301
813		Expeditors International of Washington, Inc	62
18,939		Fraport AG. Frankfurt Airport Services Worldwide	1,453
100	*	Genesee & Wyoming, Inc (Class A)	9
18,300		Hankyu Hanshin Holdings, Inc	687
33,090	*	Hertz Global Holdings, Inc	575
592		Kansas City Southern Industries, Inc	69
723		Kuehne & Nagel International AG.	99
459		Landstar System, Inc	50
1,482,864		MTR Corp	9,188
2,378	e	Nippon Yusen Kabushiki Kaisha	35
412

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
88,320		Norfolk Southern Corp	$16,506
98,900		Singapore Airlines Ltd	706
257,848		Southwest Airlines Co	13,385
14,066		Sydney Airport	74
798,684		Transurban Group (ASE)	7,491
261,548		Union Pacific Corp	43,731
327,184		United Parcel Service, Inc (Class B)	36,560
200		West Japan Railway Co	15
8,260	*	YRC Worldwide, Inc	55
		TOTAL TRANSPORTATION	226,041

UTILITIES - 2.2%
161,542	e	AltaGas Ltd	2,126
348,665		American Electric Power Co, Inc	29,201
26,096		American Water Works Co, Inc	2,721
500,415		APA Group (ASE)	3,552
4,270		Aqua America, Inc	156
7,166		Avista Corp	291
332,200		Chubu Electric Power Co, Inc	5,193
949		CMS Energy Corp	53
262,110		Consolidated Edison, Inc	22,229
412,417		Dominion Resources, Inc	31,616
11,093		DTE Energy Co	1,384
2,000,461		Enel S.p.A.	12,819
10,425		Energias de Portugal S.A.	41
188,278		Eversource Energy	13,358
112,045		Fortis, Inc	4,141
12,890		Gas Natural SDG S.A.	361
4,646,147		Hong Kong & China Gas Ltd	11,143
435,000		Hong Kong Electric Holdings Ltd	3,018
1,867,428		Iberdrola S.A.	16,396
14,562		Idacorp, Inc	1,449
142,000		Kyushu Electric Power Co, Inc	1,677
563,939		Meridian Energy Ltd	1,609
1,194,068		National Grid plc	13,254
25,053		New Jersey Resources Corp	1,247
6,499		NiSource, Inc	186
50,944	g	Orsted AS	3,861
3,980		Pinnacle West Capital Corp	380
292,099		Public Service Enterprise Group, Inc	17,354
616,948		Scottish & Southern Energy plc	9,545
159,478		Sempra Energy	20,072
87,681		South Jersey Industries, Inc	2,812
625,013		Southern Co	32,301
400		Tokyo Gas Co Ltd	11
661,315		United Utilities Group plc	7,024
145,186		WEC Energy Group, Inc	11,481
248,120		Xcel Energy, Inc	13,947
		TOTAL UTILITIES	298,009

		TOTAL COMMON STOCKS	8,160,425
		(Cost $6,652,766)
413

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
PREFERRED STOCKS - 0.2%

BANKS - 0.2%
233,115	*	Federal Home Loan Mortgage Corp	$2,340
740,991	*,e	Federal National Mortgage Association	7,654
14,500	e	M&T Bank Corp	14,911
		TOTAL BANKS	24,905

		TOTAL PREFERRED STOCKS	24,905
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
38,808	†	Media General, Inc	0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.8%

GOVERNMENT AGENCY DEBT - 0.2%
$27,560,000		Federal Home Loan Bank (FHLB)	2.250%	04/01/19	27,560
		TOTAL GOVERNMENT AGENCY DEBT			27,560

TREASURY DEBT - 1.2%
23,900,000		United States Treasury Bill	2.383-2.391	04/02/19	23,898
44,500,000		United States Treasury Bill	2.393	04/11/19	44,470
50,000,000		United States Treasury Bill	2.383	04/18/19	49,944
43,800,000		United States Treasury Bill	2.391	05/02/19	43,711
		TOTAL TREASURY DEBT			162,023

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
193,707,709	c	State Street Navigator Securities Lending Government Money Market Portfolio			193,708
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			193,708

		TOTAL SHORT-TERM INVESTMENTS			383,291
		(Cost $383,290)

		TOTAL INVESTMENTS - 101.1%			13,991,256
		(Cost $12,437,521)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(153,075)
		NET ASSETS - 100.0%			$13,838,181

		Abbreviation(s):
ADR		American Depositary Receipt
414

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

LIBOR	London Interbank Offered Rate
M	Month
OTC	Over The Counter
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $186,544,177.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities was $1,264,578,211 or 9.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon

Cost amounts are in thousands.
415

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedule of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of March 31, 2019, 100% of the value of investments in the Inflation-Linked Bond Account was valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of March 31, 2019, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Communication services	$7,776,044	$2,111,067	$173	$9,887,284
Consumer discretionary	8,751,211	3,558,228	109	12,309,548
Consumer staples	5,101,567	3,124,243	8	8,225,818
Energy	4,397,362	2,008,435	668	6,406,465
Financials	10,455,414	6,320,415	3,043	16,778,872
Health care	11,431,246	2,859,931	180	14,291,357
Industrials	8,163,352	4,163,793	1,238	12,328,383
Information technology	17,308,805	3,056,402	187	20,365,394
Materials	2,628,263	2,842,947	219	5,471,429
Real estate	2,782,889	1,651,305	11,565	4,445,759
Utilities	2,221,470	1,049,687	—	3,271,157
Government bonds	—	296	—	296
Equity-linked notes	—	1,997	671	2,668
Short-term investments	—	2,885,916	—	2,885,916
Futures contracts**	6,791	—	—	6,791
Purchased options**	6,428	—	—	6,428
Written options**	(1,000)	—	—	(1,000)
Forward foreign currency contracts**	—	(48)	—	(48)
Total	$81,029,842	$35,634,614	$18,061	$116,682,517
416

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedule of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Global Equities
Equity investments:
Asia	$255,863	$2,164,158	$12	$2,420,033
Australasia	—	366,473	—	366,473
Europe	109,370	2,844,747	—	2,954,117
North America	11,214,882	497,397	—	11,712,279
All other equity investments*	310,764	2,254,428	160	2,565,352
Short-term investments	—	399,184	—	399,184
Futures contracts**	2,379	—	—	2,379
Purchased options**	440	—	—	440
Written options**	(165)	—	—	(165)
Total	$11,893,533	$8,526,387	$172	$20,420,092
Growth
Equity investments:
Communication services	$4,010,484	$209,318	$—	$4,219,802
Consumer discretionary	3,963,946	248,991	—	4,212,937
Consumer staples	1,056,768	137,068	—	1,193,836
Health care	3,078,688	243,157	—	3,321,845
Industrials	2,181,593	294,957	—	2,476,550
Information technology	8,964,041	122,517	—	9,086,558
All other equity investments*	1,968,101	—	—	1,968,101
Short-term investments	108,405	87,300	—	195,705
Total	$25,332,026	$1,343,308	$—	$26,675,334
Equity Index
Equity investments:
Financials	$2,472,220	$6	$—	$2,472,226
Health care	2,680,244	3	13	2,680,260
Materials	555,041	—	56	555,097
All other equity investments*	13,048,679	—	—	13,048,679
Short-term investments	154,936	48,013	—	202,949
Futures contracts**	260	—	—	260
Total	$18,911,380	$48,022	$69	$18,959,471
Bond Market
Bank loan obligations	$—	$48,497	$—	$48,497
Corporate bonds	—	4,325,448	320	4,325,768
Government bonds	—	6,171,341	—	6,171,341
Structured assets	—	2,614,622	308	2,614,930
Common stocks	278	—	—	278
Preferred stocks	20,499	—	—	20,499
Short-term investments	—	188,005	—	188,005
Forward foreign currency contracts**	—	3,220	—	3,220
Swap contracts**	—	88	—	88
Total	$20,777	$13,351,221	$628	$13,372,626
417

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedule of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Social Choice
Equity investments:
Communication services	$427,151	$127,623	$—	$554,774
Consumer discretionary	521,681	276,045	—	797,726
Consumer staples	379,547	228,303	—	607,850
Energy	292,432	160,433	—	452,865
Financials	867,871	527,059	—	1,394,930
Health care	788,780	235,614	—	1,024,394
Industrials	600,761	327,079	—	927,840
Information technology	1,279,145	147,123	—	1,426,268
Materials	177,673	202,110	—	379,783
Real estate	231,997	88,894	—	320,891
Utilities	202,238	95,771	—	298,009
Bank loan obligations	—	24,975	12,062	37,037
Corporate bonds	—	1,888,687	—	1,888,687
Government bonds	—	2,902,141	7,116	2,909,257
Structured assets	—	576,620	11,034	587,654
Short-term investments	193,708	189,583	—	383,291
Total	$5,962,984	$7,998,060	$30,212	$13,991,256

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.
418